    As Filed with the Securities and Exchange Commission on April 15, 2013
                                                           File Nos. 333-109688
                                                                       811-7924
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 14

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Post-Effective Amendment No. 83

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                         LINCOLN BENEFIT LIFE COMPANY
                              (Name of Depositor)

                            2940 South 84th Street
                            Lincoln, Nebraska 68506
              (Complete Address of Depositor's Principal Office)

                               ANGELA K. FONTANA
                         Lincoln Benefit Life Company
                            2940 South 84th Street
                            Lincoln, Nebraska 68506
                                1-800-525-9287
               (Name and Complete Address of Agent for Service)

SECURITIES BEING OFFERED: FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate Date of Proposed Sale to the Public: as soon as practicable after the effective date of this registration statement.

It is proposed that this filing become effective:

[ ]immediately upon filing pursuant to paragraph (b) of Rule 485

[X]on May 1, 2013 pursuant to paragraph (b) of Rule 485

[ ]60 days after filing pursuant to paragraph (a) (i) of Rule 485

[ ]on       pursuant to paragraph (a) (i) of Rule 485

[ ]75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[ ]on       pursuant to paragraph (a)(ii) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

================================================================================

THE CONSULTANT SOLUTIONS VARIABLE ANNUITIES
(CLASSIC, PLUS, ELITE, SELECT)

LINCOLN BENEFIT LIFE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE. TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758561, TOPEKA, KS 66675-8561
TELEPHONE NUMBER: 800-457-7617 / FAX NUMBER: 1-785-228-4584
1940 ACT FILE NUMBER: 811-07924
1933 ACT FILE NUMBER: 333-109688

                                                   PROSPECTUS DATED MAY 1, 2013

--------------------------------------------------------------------------------

Lincoln Benefit Life Company ("LINCOLN BENEFIT") is the issuer of the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

   .   CONSULTANT SOLUTIONS CLASSIC

   .   CONSULTANT SOLUTIONS PLUS

   .   CONSULTANT SOLUTIONS ELITE

   .   CONSULTANT SOLUTIONS SELECT

EFFECTIVE NOVEMBER 30, 2006, THIS PRODUCT IS NO LONGER BEING OFFERED FOR SALE.

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The Investment Alternatives include up to 2 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 46* variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Lincoln Benefit Life Variable Annuity Account ("VARIABLE ACCOUNT"). Each Variable Sub-account invests exclusively in shares of the following underlying funds ("FUNDS"):


 INVESCO VARIABLE INSURANCE FUNDS
                                        PIMCO VARIABLE INSURANCE TRUST
 THE ALGER PORTFOLIOS
                                        THE RYDEX VARIABLE TRUST
 FIDELITY(R) VARIABLE INSURANCE
   PRODUCTS                             T. ROWE PRICE EQUITY SERIES, INC.

 JANUS ASPEN SERIES                     VAN ECK VIP TRUST

 LEGG MASON PARTNERS VARIABLE EQUITY    THE UNIVERSAL INSTITUTIONAL FUNDS,
   TRUST                                  INC.

 LEGG MASON PARTNERS VARIABLE INCOME
   TRUST

 MFS(R) VARIABLE INSURANCE TRUST/(SM)/

 OPPENHEIMER VARIABLE ACCOUNT FUNDS


* Certain Variable Sub-Accounts are closed to Contract owners not invested in the specified Variable Sub-Accounts by a designated date. Please see pages 34-36 for more information.

Each Fund has multiple investment Portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

For CONSULTANT SOLUTIONS PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.


WE (Lincoln Benefit) have filed a Statement of Additional Information, dated May 1, 2013, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 76 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                               1     PROSPECTUS

IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
  NOTICES  DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT HAVE RELATIONSHIPS WITH
           BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
           CONTRACTS ARE NOT DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, SUCH
           INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS INVOLVES
           INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

           THE CONTRACTS ARE NOT FDIC INSURED.

                               2     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                           PAGE
                -----------------------------------------------
                OVERVIEW
                -----------------------------------------------
                   Important Terms                           4
                -----------------------------------------------
                   Overview of Contracts                     5
                -----------------------------------------------
                   The Contracts at a Glance                 6
                -----------------------------------------------
                   How the Contracts Work                   10
                -----------------------------------------------
                   Expense Tables                           11
                -----------------------------------------------
                   Financial Information                    15
                -----------------------------------------------
                CONTRACT FEATURES
                -----------------------------------------------
                   The Contracts                            15
                -----------------------------------------------
                   Purchases                                17
                -----------------------------------------------
                   Contract Loans for 403(b) Contracts      19
                -----------------------------------------------
                   Contract Value                           20
                -----------------------------------------------
                   Investment Alternatives                  34
                -----------------------------------------------
                     The Variable Sub-accounts              34
                -----------------------------------------------
                     The Fixed Account Options              38
                -----------------------------------------------
                     Transfers                              42
                -----------------------------------------------
                   Expenses                                 45
                -----------------------------------------------
                   Access to Your Money                     50
                -----------------------------------------------


                                                                 PAGE
          -----------------------------------------------------------
             Income Payments                                      51
          -----------------------------------------------------------
             Death Benefits                                       56
          -----------------------------------------------------------
          OTHER INFORMATION
          -----------------------------------------------------------
             More Information                                     63
          -----------------------------------------------------------
             Taxes                                                66
          -----------------------------------------------------------
             About Lincoln Benefit Life Company                   75
          -----------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS   76
          -----------------------------------------------------------
          APPENDIX A - CONTRACT COMPARISON CHART                  77
          -----------------------------------------------------------
          APPENDIX B - MARKET VALUE ADJUSTMENT                    78
          -----------------------------------------------------------
          APPENDIX C - EXAMPLE OF CALCULATION OF INCOME
           PROTECTION BENEFIT                                     80
          -----------------------------------------------------------
          APPENDIX D - WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH
           BENEFITS                                               81
          -----------------------------------------------------------
          APPENDIX E - CALCULATION OF ENHANCED EARNINGS DEATH
           BENEFIT                                                82
          -----------------------------------------------------------
          APPENDIX F - WITHDRAWAL ADJUSTMENT EXAMPLE -
           ACCUMULATION BENEFIT                                   84
          -----------------------------------------------------------
          APPENDIX G - SUREINCOME WITHDRAWAL BENEFIT OPTION
           CALCULATION EXAMPLES                                   85
          -----------------------------------------------------------
          APPENDIX H - ACCUMULATION UNIT VALUES                   87
          -----------------------------------------------------------


                               3     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term.

                                                          PAGE
                 ---------------------------------------------
                 AB Factor                                 22
                 ---------------------------------------------
                 Accumulation Benefit                      22
                 ---------------------------------------------
                 TrueReturn Accumulation Benefit Option    21
                 ---------------------------------------------
                 Accumulation Phase                        10
                 ---------------------------------------------
                 Accumulation Unit                         15
                 ---------------------------------------------
                 Accumulation Unit Value                   15
                 ---------------------------------------------
                 Annual Increase Death Benefit Option       7
                 ---------------------------------------------
                 Annuitant                                 16
                 ---------------------------------------------
                 Automatic Additions Program               17
                 ---------------------------------------------
                 Automatic Portfolio Rebalancing Program   44
                 ---------------------------------------------
                 Beneficiary                               16
                 ---------------------------------------------
                 Benefit Base                              22
                 ---------------------------------------------
                 Benefit Payment                           29
                 ---------------------------------------------
                 Benefit Payment Remaining                 29
                 ---------------------------------------------
                 Benefit Year                              28
                 ---------------------------------------------
                 Co-Annuitant                              16
                 ---------------------------------------------
                 *Contract                                 15
                 ---------------------------------------------
                 Contract Anniversary                       7
                 ---------------------------------------------
                 Contract Owner ("You")                    15
                 ---------------------------------------------
                 Contract Value                            20
                 ---------------------------------------------
                 Contract Year                              7
                 ---------------------------------------------
                 Credit Enhancement                        18
                 ---------------------------------------------
                 Dollar Cost Averaging Program             44
                 ---------------------------------------------
                 Due Proof of Death                        57
                 ---------------------------------------------
                 Enhanced Earnings Death Benefit Option    59
                 ---------------------------------------------
                 Excess of Earnings Withdrawal             59
                 ---------------------------------------------
                 Fixed Account Options                     38
                 ---------------------------------------------
                 Free Withdrawal Amount                    48
                 ---------------------------------------------
                 Funds                                      1
                 ---------------------------------------------
                 Guarantee Period Account                  39
                 ---------------------------------------------
                 Guarantee Options                         21
                 ---------------------------------------------
                 Income Plan                               51
                 ---------------------------------------------
                 Income Protection Benefit Option          54
                 ---------------------------------------------
                 In-Force Earnings                         59
                 ---------------------------------------------
                 In-Force Premium                          59
                 ---------------------------------------------


                                                                 PAGE
           ----------------------------------------------------------
           Investment Alternatives                                34
           ----------------------------------------------------------
           IRA Contract                                            7
           ----------------------------------------------------------
           Issue Date                                             10
           ----------------------------------------------------------
           Lincoln Benefit ("We")                                 63
           ----------------------------------------------------------
           Market Value Adjustment                                41
           ----------------------------------------------------------
           Maximum Anniversary Value (MAV) Death Benefit Option   57
           ----------------------------------------------------------
           Payout Phase                                           10
           ----------------------------------------------------------
           Payout Start Date                                      10
           ----------------------------------------------------------
           Payout Withdrawal                                      53
           ----------------------------------------------------------
           Portfolios                                             64
           ----------------------------------------------------------
           Qualified Contracts                                    62
           ----------------------------------------------------------
           Return of Premium ("ROP") Death Benefit                57
           ----------------------------------------------------------
           Rider Application Date                                  7
           ----------------------------------------------------------
           Rider Anniversary                                      21
           ----------------------------------------------------------
           Rider Date                                             21
           ----------------------------------------------------------
           Rider Fee                                               7
           ----------------------------------------------------------
           Rider Maturity Date                                    21
           ----------------------------------------------------------
           Rider Period                                           21
           ----------------------------------------------------------
           Rider Trade-In Option                                  27
           ----------------------------------------------------------
           Right to Cancel                                        19
           ----------------------------------------------------------
           SEC                                                     1
           ----------------------------------------------------------
           Settlement Value                                       57
           ----------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option       47
           ----------------------------------------------------------
           Standard Fixed Account Option                          39
           ----------------------------------------------------------
           SureIncome Withdrawal Benefit Option                   28
           ----------------------------------------------------------
           Systematic Withdrawal Program                          51
           ----------------------------------------------------------
           Tax Qualified Contracts                                70
           ----------------------------------------------------------
           Transfer Period Account                                32
           ----------------------------------------------------------
           Trial Examination Period                                6
           ----------------------------------------------------------
           TrueBalance/SM/ Asset Allocation Program               36
           ----------------------------------------------------------
           Withdrawal Benefit Factor                              29
           ----------------------------------------------------------
           Withdrawal Benefit Payout Phase                        30
           ----------------------------------------------------------
           Valuation Date                                         18
           ----------------------------------------------------------
           Variable Account                                       64
           ----------------------------------------------------------
           Variable Sub-account                                   34
           ----------------------------------------------------------

* In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all four Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

                               4     PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

..   The CONSULTANT SOLUTIONS CLASSIC CONTRACT has a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

..   The CONSULTANT SOLUTIONS PLUS CONTRACT offers a Credit Enhancement of up to
    5% on purchase payments, a mortality and expense risk charge of 1.45%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

..   The CONSULTANT SOLUTIONS ELITE CONTRACT has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

..   The CONSULTANT SOLUTIONS SELECT CONTRACT has a mortality and expense risk charge of 1.70%, an administrative expense charge of 0.10%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.25%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.

                               5     PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS         WE ARE NO LONGER OFFERING NEW CONTRACTS. You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $1,000
                          ($100 for automatic payments).

                          We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract. You must maintain a minimum Contract
                          Value of $1,000.

                          For CONSULTANT SOLUTIONS PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement of up to 5% of such purchase payment.
----------------------------------------------------------------------------------------------------------
TRIAL EXAMINATION PERIOD  You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("TRIAL EXAMINATION PERIOD"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the
                          Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. If you cancel your Contract during the
                          Trial Examination Period, the amount we refund to you will not include any
                          Credit Enhancement. The amount you receive will be less applicable federal and state income tax withholding. See "Trial Examination Period" for details.
----------------------------------------------------------------------------------------------------------
EXPENSES                  Each Portfolio pays expenses that you will bear indirectly if you invest in a
                          Variable Sub-account. You also will bear the following expenses:

                          CONSULTANT SOLUTIONS CLASSIC CONTRACTS

                          .   Annual mortality and expense risk charge equal to 1.25% of average daily net assets.

                          .   Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          CONSULTANT SOLUTIONS PLUS CONTRACTS

                          .   Annual mortality and expense risk charge equal to 1.45% of average daily net assets.

                          .   Withdrawal charges ranging from 0% to 8.5% of purchase payments withdrawn.

                          CONSULTANT SOLUTIONS ELITE CONTRACTS

                          .   Annual mortality and expense risk charge equal to 1.60% of average daily net assets.

                          .   Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          CONSULTANT SOLUTIONS SELECT CONTRACTS

                          .   Annual mortality and expense risk charge equal to 1.70% of average daily net assets.

                          .   No withdrawal charges.


                               6     PROSPECTUS

  ALL CONTRACTS

  . Annual administrative expense charge of 0.10% average daily net assets (up to 0.25% for future Contracts).

  . Annual contract maintenance charge of $40 (reduced to $30 if Contract Value is at least $2000, and waived in certain cases).

  .   If you select the MAXIMUM ANNIVERSARY VALUE (MAV) ENHANCED DEATH BENEFIT
      OPTION ("MAV DEATH BENEFIT OPTION") you will pay an additional mortality and expense risk charge of 0.20% (up to 0.50% for Options added in the future).

  .   If you select the Annual Increase Enhanced Death Benefit Option ("ANNUAL
      INCREASE DEATH BENEFIT OPTION"), you will pay an additional mortality and expense risk charge of 0.30% (up to 0.50% for options added in the future).

  . If you select the ENHANCED EARNINGS DEATH BENEFIT OPTION you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner, the Co-Annuitant, and/or oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later ("RIDER APPLICATION DATE").

  . If you select the TRUERETURN ACCUMULATION BENEFIT OPTION you would pay an additional annual fee ("RIDER FEE") of 0.50% (up to 1.25% for Options added in the future) of the BENEFIT BASE in effect on each Contract anniversary
      ("CONTRACT ANNIVERSARY") during the Rider Period. You may not select the TrueReturn Accumulation Benefit Option together with the SureIncome
      Withdrawal Benefit Option.

  .   If you select the SUREINCOME WITHDRAWAL BENEFIT OPTION ("SUREINCOME
      OPTION") you would pay an additional annual fee ("SUREINCOME OPTION FEE") of 0.50% (up to 1.25% for Options added in the future) of the BENEFIT BASE on each Contract Anniversary (See the SureIncome Option Fee section). You may not select the SureIncome Option together with the TrueReturn
      Accumulation Benefit Option.

  . If you select the INCOME PROTECTION BENEFIT OPTION you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

  . If you select the SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION you would pay an additional annual fee ("RIDER FEE") of 0.10% (up to 0.15% for Options added in the future) of the Contract Value ("CONTRACT VALUE") on each Contract Anniversary. This Option is available only for Individual
      Retirement Annuity ("IRA") Contracts qualified under Section 408 of the
      Internal Revenue Code. For Contracts purchased on or after May 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant)
      Option at any time. NO RIDER FEE IS CHARGED FOR THE SPOUSAL PROTECTION
      BENEFIT (CO-ANNUITANT) OPTION FOR CONTRACT OWNERS WHO ADDED THE OPTION
      PRIOR TO MAY 1, 2005.

  . Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12/th/ transfer in any Contract Year
      ("CONTRACT YEAR"), but not more than $25. A Contract Year is measured from the date we issue your Contract or a Contract Anniversary.

  .   State premium tax (if your state imposes one)

  .   NOT ALL OPTIONS ARE AVAILABLE IN ALL STATES

  .   WE MAY DISCONTINUE OFFERING ANY OF THESE OPTIONS AT ANY TIME.
----------------------------------------------------------------------------------

                               7     PROSPECTUS

---------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES  Each Contract offers several investment alternatives including:

                         .   up to 2 Fixed Account Options that credit interest at rates we guarantee,
                             and

                         .   46 Variable Sub-accounts investing in Portfolios offering professional money management by these investment advisers:

                            .   Invesco Advisers, Inc.

                            .   Fred Alger Management, Inc.

                            .   Fidelity Management & Research Company

                            .   Janus Capital Management LLC

                            .   MFS(TM) Investment Management

                            .   OppenheimerFunds, Inc.

                            .   Pacific Investment Management Company LLC

                            .   Guggenheim Investments

                            .   Legg Mason Partners Fund Advisor, LLC

                            .   T. Rowe Price Associates, Inc.

                            .   Van Eck Associates Corporation

                            .   Morgan Stanley Investment Management, Inc.

                         Not all Fixed Account Options are available in all states or with all Contracts.

                         To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-accounts have performed, please call us at
                         800-457-7617.
---------------------------------------------------------------------------------------------------------
SPECIAL SERVICES         For your convenience, we offer these special services:

                         .   AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                         .   AUTOMATIC ADDITIONS PROGRAM

                         .   DOLLAR COST AVERAGING PROGRAM

                         .   SYSTEMATIC WITHDRAWAL PROGRAM

                         .   TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
---------------------------------------------------------------------------------------------------------
INCOME PAYMENTS          You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

                         .   life income with guaranteed number of payments

                         .   joint and survivor life income with guaranteed number of payments

                         .   guaranteed number of payments for a specified period

                         .   life income with cash refund

                         .   joint life income with cash refund

                         .   life income with installment refund

                         .   joint life income with installment refund

                         In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.
---------------------------------------------------------------------------------------------------------

                               8     PROSPECTUS

------------------------------------------------------------------------------------------------
DEATH BENEFITS  If you die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract. In addition to the death benefit included in your Contract ("ROP DEATH BENEFIT"), the death benefit options we currently offer include:

                .   MAV DEATH BENEFIT OPTION;

                .   ANNUAL INCREASE DEATH BENEFIT OPTION; AND

                .   ENHANCED EARNINGS DEATH BENEFIT OPTION.
------------------------------------------------------------------------------------------------
TRANSFERS       Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. The minimum amount that can be transferred into the Standard Fixed
                Account or Market Value Adjusted Account Options is $100.

                A charge may apply after the 12/th/ transfer in each Contract Year.
------------------------------------------------------------------------------------------------
WITHDRAWALS     You may withdraw some or all of your Contract Value at any time during the
                Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. If any withdrawal reduces your
                Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the SureIncome Withdrawal Benefit Option is in effect under your Contract. Withdrawals taken prior to annuitization
                (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and a MARKET VALUE ADJUSTMENT may also apply.
------------------------------------------------------------------------------------------------

                               9     PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 51. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 800-457-7617 if you have any question about how the Contracts work.

                               10     PROSPECTUS

EXPENSE TABLES
--------------------------------------------------------------------------------

THE TABLE BELOW LISTS THE EXPENSES THAT YOU WILL BEAR DIRECTLY OR INDIRECTLY WHEN YOU BUY A CONTRACT. THE TABLE AND THE EXAMPLES THAT FOLLOW DO NOT REFLECT PREMIUM TAXES THAT MAY BE IMPOSED BY THE STATE WHERE YOU RESIDE. FOR MORE INFORMATION ABOUT VARIABLE ACCOUNT EXPENSES, SEE "EXPENSES," BELOW. FOR MORE INFORMATION ABOUT PORTFOLIO EXPENSES, PLEASE REFER TO THE PROSPECTUSES FOR THE PORTFOLIOS.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                                     Number of Complete Years Since We Received the Purchase Payment
                                        Being Withdrawn/Applicable Charge:
 ----------------------------------------------------------------------------------------------------
 Contract:                             0       1       2       3       4      5    6       7    8+
 Consultant Solutions Classic          7%      7%      6%      5%      4%     3%   2%      0%    0%
 Consultant Solutions Plus           8.5%    8.5%    8.5%    7.5%    6.5%   5.5%   4%    2.5%    0%
 Consultant Solutions Elite:           7%      6%      5%      0%      0%     0%   0%      0%    0%
 Consultant Solutions Select:                          None

 All Contracts:
 Annual Contract Maintenance Charge                    $40**
 Transfer Fee                        up to 2.00% of the amount transferred, but not more than $25***
 Premium Taxes                          0% to 4.00% of Purchase Payment****
 Loan Interest Rate                                 7.25%*****

* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

** Reduced to $30 if Contract Value is not less than $2000, and waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred. The transfer fee will never be greater than $25.

**** Some States charge premium taxes that generally range from 0 to 4%. We are responsible for paying these taxes, and will deduct them from your Contract Value. Our current practice is to not charge for these taxes until the Payout Start Date or surrender of the Contract. See "Premium Taxes" for more information.

***** For more information, see "Contract Loans for 403(b) Contracts." The loan interest rate is subject to change.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                             Mortality and Expense  Administrative   Total Variable Account
Basic Contract (without any optional benefit)                    Risk Charge        Expense Charge*     Annual Expense
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Classic                                        1.25%               0.10%                1.35%
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Plus                                           1.45%               0.10%                1.55%
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Elite                                          1.60%               0.10%                1.70%
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Select                                         1.70%               0.10%                1.80%
----------------------------------------------------------------------------------------------------------------------------

* We reserve the right to raise the administrative expense charge to 0.25%. If we increase this charge, we will amend the prospectus, accordingly. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

 MAV Death Benefit Option               Currently 0.20%, up to a maximum of
                                        0.50% for Options added in the future
                                        *
 Annual Increase Death Benefit Option   Currently 0.30%, up to a maximum of
                                        0.50% for Options added in the future
                                        *
 Enhanced Earnings Death Benefit        Currently 0.25%, up to a maximum of
 Option (issue age 0-70)                0.35% for Options added in the future
                                        *
 Enhanced Earnings Death Benefit        Currently 0.40%, up to a maximum of
 Option (issue age 71-79)               0.50% for Options added in the future
                                        *

                               11     PROSPECTUS

If you select the Options with the highest possible combination of mortality and expense risk charges during the Accumulation Phase, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option,
Annual Increase Death Benefit Option, and                    Mortality and Expense  Administrative   Total Variable Account
Enhanced Earnings Death Benefit Option (issue age 71-79)         Risk Charge*       Expense Charge*     Annual Expense
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Classic                                        2.15%               0.10%                2.25%
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Plus                                           2.35%               0.10%                2.45%
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Elite                                          2.50%               0.10%                2.60%
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Select                                         2.60%               0.10%                2.70%
----------------------------------------------------------------------------------------------------------------------------

* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher in the future if you add this Option to your Contract. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract. If we increase any of these charges, we will amend the prospectus, accordingly.

TRUERETURN ACCUMULATION BENEFIT OPTION ANNUAL FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

TrueReturn Accumulation Benefit Option                       Currently 0.50%, up to
                                                                 a maximum of 1.25%
                                                               for Options added in
                                                                      the future. *
------------------------------------------------------------------------------------

* If we increase this charge, we will amend the prospectus, accordingly. See "TrueReturn Accumulation Benefit Option" for details.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION ANNUAL FEE

(ANNUAL RATE AS A PERCENTAGE OF CONTRACT VALUE ON A CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option             Currently 0.10%, up to
                                                                 a maximum of 0.15%
                                                               for Options added in
                                                                       the future *
------------------------------------------------------------------------------------

* For Options added on or after 5/1/2005. If we increase this charge, we will amend the prospectus, accordingly. See "Spousal Protection Benefit (Co-Annuitant) Option" for details.

SUREINCOME OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome Withdrawal Benefit Option                         Currently 0.50%, up to
                                                                 a maximum of 1.25%
                                                                     for SureIncome
                                                               Options added in the
                                                                           future *
------------------------------------------------------------------------------------

* If we increase this charge, we will amend the prospectus, accordingly. See "SureIncome Withdrawal Benefit Option" for details.

INCOME PROTECTION BENEFIT OPTION FEE (PAYOUT PHASE ONLY)*

(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Income Protection Benefit Option                             Currently 0.50%, up to
                                                                 a maximum of 1.25%
                                                               for Options added in
                                                                        the future*
------------------------------------------------------------------------------------

* See "Income Payments - Income Protection Benefit Option," below, for a description of the Income Protection Benefit Option. You may add this Option when you elect to receive annuity benefits. We begin to deduct the charge for this Option on the Payout Start Date. Currently, the charge for this Option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We will charge you the Option charge in effect when you choose to apply this Option to your Contract. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. If we increase this charge, we will amend the prospectus accordingly. Once your Income Protection Benefit Option is in effect, however, we will not change the option charge you will pay for this Option. See "Expenses - Mortality and Expense Risk Charge," below, for details.

                               12     PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisors and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the second table below and in the prospectus for each Portfolio.


                                                               Minimum Maximum
  ----------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses/(1)/ (expenses
  that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees,
  and other expenses)                                           0.35%   4.73%
  ----------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2012.


EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated;

..   earned a 5% annual return on your investment;

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

..   elected the MAV Death Benefit Option and the Annual Increase Death Benefit
    Option;

..   elected the Enhanced Earnings Death Benefit Option (assuming issue age
    71-79);

..   elected the Spousal Protection Benefit (Co-Annuitant) Option; and

..   elected the TrueReturn Accumulation Benefit Option or SureIncome Withdrawal
    Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                            Consultant Solutions Classic      Consultant Solutions Plus
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses  $1,469 $3,067  $4,494   $7,805  $1,613 $3,322  $4,769   $7,889
------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses  $1,060 $1,928  $2,740   $4,997  $1,205 $2,190  $3,033   $5,139
------------------------------------------------------------------------------------------

                             Consultant Solutions Elite      Consultant Solutions Select
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses  $1,501 $3,065  $4,277   $7,974  $  915 $2,666  $4,315   $8,027
------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses  $1,094 $1,939  $2,556   $5,274  $  509 $1,544  $2,603   $5,358
------------------------------------------------------------------------------------------


                               13     PROSPECTUS

EXAMPLE 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                            Consultant Solutions Classic      Consultant Solutions Plus
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses   $874  $2,557  $4,154  $,7,805   $891  $2,600  $4,217   $7,889
------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses   $465  $1,418  $2,400  $ 4,997   $482  $1,468  $2,481   $5,139
------------------------------------------------------------------------------------------

                             Consultant Solutions Elite      Consultant Solutions Select
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses   $906  $2,640  $4,277  $ 7,974   $915  $2,666  $4,315   $8,027
------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses   $499  $1,514  $2,556  $ 5,274   $509  $1,544  $2,603   $5,358
------------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION, THE ANNUAL INCREASE DEATH BENEFIT OPTION, THE ENHANCED EARNINGS DEATH BENEFIT OPTION (ASSUMING THE OLDEST CONTRACT OWNER AND CO-ANNUITANT, OR, IF THE CONTRACT OWNER IS A NON-LIVING PERSON, THE OLDEST ANNUITANT, ARE AGE 71 OR OLDER, AND ALL ARE AGE 79 OR YOUNGER ON THE RIDER APPLICATION DATE), THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION, AND THE TRUERETURN ACCUMULATION BENEFIT OPTION OR SUREINCOME WITHDRAWAL BENEFIT OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

                               14     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix H of this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The financial statements of Lincoln Benefit and the financial statements of the Variable Account, which are comprised of the financial statements of the underlying sub-accounts, appear in the Statement of Additional Information.


THE CONTRACTS
--------------------------------------------------------------------------------

CONTRACT OWNER
Each CONTRACT is an agreement between you, the Contract Owner, and Lincoln Benefit, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan(s) you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner dies, or, if the Contract Owner is a non-living person, an Annuitant dies, and

..   any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die prior to the Payout Start Date, any surviving joint Contract Owner, or, if none, the Beneficiary, may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a non-living person, we will pay the death benefit to the current Contract Owner.

The Contract cannot be jointly owned by both a living and a non-living person. The CONSULTANT SOLUTIONS SELECT is not available for purchase by non-living persons. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the MAV Death Benefit Option, the Annual Increase Death Benefit Option, or the Enhanced Earnings Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 85.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain Qualified Contracts, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contracts. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

                               15     PROSPECTUS

ANNUITANT
The ANNUITANT is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). If the Contract is a Non-Qualified Contract, you also may designate a joint Annuitant, who is a second person on whose life income payments depend. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If the Owner is a living person, the Owner may change the Annuitant before the Payout Start Date by written request in a form satisfactory to us. Once we accept a change, it takes effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

If you select the MAV Death Benefit Option, Annual Increase Death Benefit Option, or Enhanced Earnings Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application date is age 90. If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is currently age 85.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

CO-ANNUITANT
Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option must name their spouse as a CO-ANNUITANT:

..   the individually owned Contract must be either a traditional, Roth or
    Simplified Employee Pension IRA;

..   the Contract Owner must be age 90 or younger on the Rider Application Date;

..   and the Co-Annuitant must be age 79 or younger on the Rider Application
    Date; and

..   the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the "Death of Annuitant" provision of your Contract does not apply upon the death of the Co-Annuitant. If you are single when you purchase this Contract, and are married later, you may add the Spousal Protection Benefit Option within six months of your marriage only if you provide proof of marriage in a form satisfactory to us. You may change the Co-Annuitant to a new spouse within six months of re-marriage only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. The Co-Annuitant will be considered an Owner for the purposes of determining the age or birthday of the Owners under the MAV Death Benefit Option, the Annual Increase Death Benefit Option and the Enhanced Earnings Death Benefit Option. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries. We will provide a form to be signed by you and filed with us. Once we accept the form, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the

                               16     PROSPECTUS
sole surviving Contract Owner dies, the new Beneficiary will be:

..   your spouse or, if he or she is no longer living,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If more than one Beneficiary survives you, we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the death benefit in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is not a living person), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the death proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any death proceed amounts attributable to any Beneficiary which remain in the Variable Sub-accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the death proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death proceeds. Each Beneficiary will exercise all rights related to his or her share of the death proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.

MODIFICATION OF THE CONTRACT
Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN PERIODIC INCOME PAYMENTS UNDER YOUR CONTRACT.

PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Classic Contracts is $1,200 (Qualified or Non-Qualified Contracts); the minimum initial purchase payment for all other Non-Qualified Contracts is $10,000, ($2,000 for Qualified Contracts). All subsequent purchase payments under a Contract must be $1,000 or more ($100 for automatic payments). For CONSULTANT SOLUTIONS PLUS CONTRACTS, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, any additional payments after the initial purchase payment may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of our issuance of a Contract and/or acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $100 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC

                               17     PROSPECTUS

ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-457-7617.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

For CONSULTANT SOLUTIONS SELECT CONTRACTS, the maximum amount that can be allocated during any single day to certain selected funds is $25,000. Please see the current list of funds affected by this restriction on page 43.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed for the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to both your initial purchase payment and any subsequent purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

CREDIT ENHANCEMENT
For CONSULTANT SOLUTIONS PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner, or, if the Contract Owner is a non-living person, the oldest Annuitant, is age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or, if the Owner is a non-living person, the oldest Annuitant is age 86 or older and 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. The thresholds apply individually to each CONSULTANT SOLUTIONS PLUS CONTRACT you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

                 ADDITIONAL CREDIT           CUMULATIVE PURCHASE
                ENHANCEMENT FOR LARGE      PAYMENTS LESS CUMULATIVE
                     CONTRACTS             WITHDRAWALS MUST EXCEED:
            0.50% of the purchase payment         $  500,000
            1.00% of the purchase payment         $1,000,000

If, during the first Contract Year only, the cumulative purchase payments less cumulative withdrawals exceed the thresholds, the additional credit enhancement will apply to prior purchase payments, less cumulative withdrawals, and will be added to the Contract Value as of the date of the most recent purchase payment. The additional credit enhancement will be applied only once to any given purchase payment, current or prior.

If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "TRIAL EXAMINATION PERIOD" below for details. The CONSULTANT SOLUTIONS PLUS CONTRACT may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the most recent purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the

                               18     PROSPECTUS

Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code
Section 408(b), we will refund the greater of any purchase payments or the Contract Value. The amount you receive will be less applicable federal and state income tax withholding.


For CONSULTANT SOLUTIONS PLUS CONTRACTS, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement. In states where required, we will return the amount of your purchase payments. In other states, we will return the amount of your purchase payments, reduced by the amount of any mortality and expense risk charges and administrative expense charges deducted prior to cancellation, and adjusted by any investment gain or loss associated with:

..   your Variable Account purchase payments; and

..   any portion of the Credit Enhancement assigned to the Variable Sub-accounts.

We reserve the right to allocate your purchase payments to the PIMCO VIT Money Market - Administrative Shares Sub-Account during the Trial Examination Period. For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the PIMCO VIT Money Market - Administrative Shares Sub-Account. On the next Valuation Date 40 day after the issue date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for any state specific information.

CONTRACT LOANS FOR 403(B) CONTRACTS
--------------------------------------------------------------------------------


Subject to the restrictions described below, we will make loans to the Contract Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Internal Revenue Code. Such loans may not be available in all states. Loans are not available under non-qualified Contracts. We will only make loans after the right to cancel period and before the Payout Start Date. All loans are subject to the terms of the Contract, the relevant qualified plan, and the Internal Revenue Code, which impose restrictions on loans. Loans may not be available with all rider options.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the amount available for full withdrawal, including any applicable Market Value Adjustment, under your Contract on the date of the loan. In addition, you may not borrow a loan if the total of the requested loan and all of your loans under TSA Plans with the same employer is more than the lesser of (a) or (b) where:

(a)equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

(b)equals the greater of $10,000 or half of the amount available for full withdrawal.

The minimum loan amount is $1,000.

To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Some of these requirements are stated in Section 72 of the Internal Revenue Code. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Variable Account and/or the Fixed Account Options to the Loan Account as collateral for the loan. The Loan Account is an account established for amounts transferred from the Variable Sub-accounts or Fixed Account Options as security for an outstanding Contract loan. We will transfer to the Loan Account amounts from each Variable Sub-account in proportion to the total assets in all Variable Sub-accounts. If your loan amount is greater than your Contract Value in the Variable Sub-accounts, we will transfer the remaining required collateral from the Market Value Adjusted or Standard Fixed Account Option. If your loan amount is greater than your contract value in the Variable Sub-accounts and the Market Value Adjusted or Standard Fixed Account

                               19     PROSPECTUS

Option, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Options.

We will not charge a Withdrawal Charge on the loan or on the transfer from the Variable Sub-accounts or any of the Fixed Account Options. We may, however, apply a Market Value Adjustment to a transfer from the Market Value Adjusted Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Market Value Adjusted Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount. We will charge a Withdrawal Charge and apply a Market Value Adjustment, if applicable, on a distribution to repay the loan in full, in the event of loan default.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) an annual effective rate of 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Variable Sub-accounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

(1)the Death Proceeds;

(2)full withdrawal proceeds;

(3)the amount available for partial withdrawal; and

(4)the amount applied on the Payout Start Date to provide income payments.

If a New Owner elects to continue the Contract under Death of Owner Option D, the new Contract Value will be reduced by the amount of the loan outstanding plus accrued interest and the loan will be canceled.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise. Generally, loan payments are allocated to the Variable Sub-account(s) in the proportion that you have selected for your most recent Purchase Payment. Allocations of loan payments are not permitted to the Fixed Accounts (Standard Fixed Account, Market Value Adjusted Account, and Dollar Cost Averaging Fixed Account Option). If your Purchase
Payment allocation includes any of the Fixed Accounts, the percentages allocated to the Fixed Accounts will be allocated instead to the PIMCO Money Market Sub-account.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount and incur the early withdrawal tax penalty. Until we are permitted by law to extinguish a defaulted loan, we will continue to charge interest and add unpaid interest to your outstanding loan balance.

If the total loan balance exceeds the amount available for full withdrawal, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.

CONTRACT VALUE
--------------------------------------------------------------------------------


On the Issue Date, the CONTRACT VALUE is equal to your initial purchase payment (for CONSULTANT SOLUTIONS PLUS CONTRACTS, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-account by (ii) the Accumulation Unit Value of that Variable Sub-account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-account when the Accumulation Unit Value for the Sub-account is $10, we

                               20     PROSPECTUS
would credit 1,000 Accumulation Units of that Variable Sub-account to your Contract. For CONSULTANT SOLUTIONS PLUS CONTRACTS, we would credit your
Contract additional Accumulation Units of the Variable Sub-account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-account would, of course, reduce the number of Accumulation Units of that Sub-account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

TRUERETURN ACCUMULATION BENEFIT OPTION
We offer the TRUERETURN ACCUMULATION BENEFIT OPTION, which is available for an additional fee. The TrueReturn Accumulation Benefit Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Accumulation Benefit Option" below for details on termination.

The TrueReturn Accumulation Benefit Option is available at time of application for the Contract, or the date we receive a written request to add the option, whichever is later, subject to availability and issue requirements. Currently, you may not add the TrueReturn Option to your Contract after Contract issue without prior approval if your Contract Value is greater than $1,000,000 at the time you try to add the TrueReturn Option. Currently, you may have only one TrueReturn Accumulation Benefit Option in effect on your Contract at one time. You may have only either the TrueReturn Accumulation Benefit Option or the SureIncome Option in effect on your Contract at one time. The TrueReturn Accumulation Benefit Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the youngest Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Accumulation Benefit Option may be cancelled at any time on or after the 5th Rider Anniversary by:

..   notifying us in writing in a form satisfactory to us; or

..   changing your investment allocations or making other changes so that that the allocation of investment alternatives no longer adheres to the investment requirements for the TrueReturn Accumulation Benefit Option. For more information regarding investment requirements for this Option, see the "Investment Requirements" section below.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Accumulation Benefit Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Accumulation Benefit Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Accumulation Benefit Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Accumulation Benefit Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. We currently offer two "GUARANTEE OPTIONS," Guarantee Option 1 and Guarantee Option 2. The Guarantee Option you select has specific investment requirements, which are described in the "Investment Requirements" section below and may depend upon the Rider Date. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After

                               21     PROSPECTUS
the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Accumulation Benefit Option may not be available in all states. We may discontinue offering the TrueReturn Accumulation Benefit Option at any time.

ACCUMULATION BENEFIT.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the PIMCO Money Market Variable Sub-account. You may transfer the excess amount out of the PIMCO Money Market Variable Sub-account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Accumulation Benefit Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Accumulation Benefit Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB FACTOR" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                                  AB FACTORS
                       RIDER PERIOD    GUARANTEE GUARANTEE
                     (NUMBER OF YEARS) OPTION 1  OPTION 2
                     -------------------------------------
                            8            100.0%       NA
                     -------------------------------------
                            9            112.5%       NA
                     -------------------------------------
                            10           125.0%    100.0%
                     -------------------------------------
                            11           137.5%    110.0%
                     -------------------------------------
                            12           150.0%    120.0%
                     -------------------------------------
                            13           162.5%    130.0%
                     -------------------------------------
                            14           175.0%    140.0%
                     -------------------------------------
                            15           187.5%    150.0%
                     -------------------------------------
                            16           200.0%    160.0%
                     -------------------------------------
                            17           212.5%    170.0%
                     -------------------------------------
                            18           225.0%    180.0%
                     -------------------------------------
                            19           237.5%    190.0%
                     -------------------------------------
                            20           250.0%    200.0%
                     -------------------------------------

The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

Example 1: Guarantee Option 1

                 Guarantee Option:                        1
                 Rider Period:                           15
                 AB Factor:                            187.5%
                 Rider Date:                           1/2/04
                 Rider Maturity Date:                  1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date:  $50,000

             On the Rider Maturity Date (1/2/19):
             Accumulation Benefit  =Benefit Base on Rider Maturity
                                    Date X AB Factor
                                   =$50,000 X 187.5%
                                   =$93,750

Example 2: Guarantee Option 2

                 Guarantee Option:                        2
                 Rider Period:                           15
                 AB Factor:                            150.0%
                 Rider Date:                           1/2/04
                 Rider Maturity Date:                  1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date:  $50,000

             On the Rider Maturity Date (1/2/19):
             Accumulation Benefit  =Benefit Base on Rider Maturity
                                    Date X AB Factor
                                   =$50,000 X 150.0%
                                   =$75,000

Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.

BENEFIT BASE.

The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

..   The Benefit Base will be increased by purchase payments (and Credit
    Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

..   The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
    (b), with the result multiplied by (c), where:

   (a) = the withdrawal amount;

                               22     PROSPECTUS

   (b) = the Contract Value immediately prior to the withdrawal; and

   (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

INVESTMENT REQUIREMENTS.

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-accounts, and restrictions on transfers to or from certain investment alternatives.

We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will not apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

If you have an outstanding loan balance, you may not elect the TrueReturn Option until the outstanding balance has been repaid. If you elect the TrueReturn Option, we will not make a policy loan to you until the TrueReturn Option matures or is cancelled.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a model portfolio option ("Model Portfolio Option") available with the Guarantee Option you selected, as defined below; or

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS Contracts) and interest according to a Model Portfolio Option available for use with the Guarantee Option you selected; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalance/SM/ Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

                 GUARANTEE OPTION 1        GUARANTEE OPTION 2
              ---------------------------------------------------
              *Model Portfolio Option 1 *Model Portfolio Option 2
              *TrueBalance              *TrueBalance
               Conservative Model        Conservative Model
               Portfolio Option          Portfolio Option
              *TrueBalance Moderately   *TrueBalance Moderately
               Conservative Model        Conservative Model
               Portfolio Option          Portfolio Option
                                        *TrueBalance Moderate
                                         Model Portfolio Option
                                        *TrueBalance Moderately
                                         Aggressive Model
                                         Portfolio Option
                                        *TrueBalance Aggressive
                                         Model Portfolio Option
              ---------------------------------------------------

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the DCA

                               23     PROSPECTUS

Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to your most recent instructions on file with us. You must comply with any required percentage allocations for the Model Portfolio Option you have selected. You may also request that purchase payments (and Credit Enhancement for CONSULTANT SOLUTIONS PLUS CONTRACTS) be allocated to the DCA Fixed Account Option.

MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective May 1, 2005, certain Variable Sub-Accounts under Model Portfolio 1 have been reclassified into different asset categories. These changes apply to TrueReturn Accumulation Benefit Options effective both prior to and on or after May 1, 2005. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category:

                           MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------
                                20% Category A
                                50% Category B
                                30% Category C
                                 0% Category D
--------------------------------------------------------------------------------
CATEGORY A
Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account
--------------------------------------------------------------------------------
CATEGORY B
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account

Western Asset Variable Global High Yield Bond - Class II Sub-Account (formerly, Legg Mason Western Asset Global High Yield Bond - Class II Sub-Account)

MFS High Income - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account
UIF U.S. Real Estate, Class II Sub-Account
Invesco V.I. Government Securities, Series II Sub-Account
--------------------------------------------------------------------------------
CATEGORY C

Invesco V.I. Value Opportunities - Series II Sub-Account/(2)/ (formerly, Invesco Van Kampen V.I. Value Opportunities - Series II Sub-Account)

Invesco V.I. Core Equity - Series II Sub-Account
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account
Janus Aspen Series Overseas - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Perkins Mid Cap Value - Service Shares Sub-Account Janus Aspen Series Balanced - Service Shares Sub-Account

ClearBridge Variable Fundamental All Cap Value Portfolio - Class I Sub-Account (formerly, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio
- Class I Sub-Account)
ClearBridge Variable Large Cap Value - Class I Sub-Account (formerly, Legg Mason ClearBridge Variable Large Cap Value - Class I Sub-Account)

MFS Investors Trust - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Value - Service Class Sub-Account

Oppenheimer Discovery Mid Cap Growth/VA - Class 2 Shares Sub-Account/(1)/ (formerly, Oppenheimer Small- & Mid Cap Growth/VA - Service Shares Sub-Account) Oppenheimer Main Street Small Cap Fund/VA - Class 2 Shares Sub-Account (formerly, Oppenheimer Main Street Small- & Mid Cap/VA - Service Shares Sub-Account)
Guggenheim VT U.S. Long Short Momentum Sub-Account

T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
Van Eck VIP Multi-Manager Alternatives Sub-Account
Invesco Van Kampen V.I. Growth and Income, Series II Sub-Account
--------------------------------------------------------------------------------
CATEGORY D (VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 1)

Invesco V.I. American Franchise - Series II Sub-Account (formerly, Invesco Van Kampen V.I. American Franchise - Series II Sub-Account)

Alger LargeCap Growth - Class S Sub-Account
Alger Capital Appreciation - Class S Sub-Account
Alger MidCap Growth - Class S Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account

Oppenheimer Global/VA - Class 2 Shares Sub-Account (formerly, Oppenheimer Global Securities/VA - Service Shares Sub-Account)

UIF Growth, Class II Sub-Account
Van Eck VIP Emerging Markets Sub-Account
Van Eck VIP Global Hard Assets Sub-Account

Invesco V.I. Mid Cap Growth - Series II Sub-Account (formerly, Invesco Van Kampen V.I. - Series II Sub-Account)
--------------------------------------------------------------------------------

(1)Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

  Oppenheimer Discovery Mid Cap Growth/VA - Class 2 Shares Sub-Account


  Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter,

                               24     PROSPECTUS
  although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.




(2)Effective August 19, 2011, the Invesco Van Kampen V.I. Value Opportunities - Series II Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.


EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO
OPTION 1. WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

MODEL PORTFOLIO OPTION 2.

The investment requirements under Model Portfolio Option 2 depend on the effective date of your TrueReturn Accumulation Benefit Option.

Rider Date prior to May 1, 2005

If your TrueReturn Accumulation Benefit Option Rider Date is prior to May 1, 2005, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under Guarantee Option 2, you must allocate your Contract Value among four asset categories in accordance with the percentage allocation requirements set out in the table below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to May 1, 2005) and the Variable Sub-Accounts available under each category:

                           MODEL PORTFOLIO OPTION 2
                       (RIDER DATE PRIOR TO MAY 1, 2005)
--------------------------------------------------------------------------------
                                10% Category A
                                20% Category B
                                50% Category C
                                20% Category D
--------------------------------------------------------------------------------
CATEGORY A
Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account
--------------------------------------------------------------------------------
CATEGORY B
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account

Western Asset Variable Global High Yield Bond - Class II Sub-Account (formerly, Legg Mason Western Asset Variable Global High Yield Bond - Class II Sub-Account)

MFS High Income - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account
UIF U.S. Real Estate, Class II Sub-Account
Invesco V.I. Government Securities, Series II Sub-Account
--------------------------------------------------------------------------------
CATEGORY C

Invesco V.I. Basic Value - Series II Sub-Account

Invesco V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account
Janus Aspen Series Perkins Mid Cap Value - Service Shares Sub-Account Janus Aspen Series Balanced - Service Shares Sub-Account

ClearBridge Variable Large Cap Value - Class I Sub-Account (formerly, Legg Mason ClearBridge Variable Large Cap Value - Class I Sub-Account)

MFS Investors Trust - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account

Oppenheimer Discovery Mid Cap Growth Fund/VA - Class 2 Shares Sub-Account/(1)/ (formerly, Oppenheimer Small & Mid Cap Growth/VA - Service Shares Sub-Account)

Premier VIT OpCap Balanced Sub-Account
T. Rowe Price Equity Income - II Sub-Account
Van Eck VIP Multi-Manager Alternatives Sub-Account

Invesco V.I. Growth and Income, Series II Sub-Account (formerly, Invesco Van Kampen V.I. Growth and Income, Series II Sub-Account)

--------------------------------------------------------------------------------
CATEGORY D

Invesco V.I. American Franchise - Series II Sub-Account (formerly, Invesco Van Kampen V.I. American Franchise - Series II Sub-Account)

Invesco V.I. Core Equity - Series II Sub-Account
Alger LargeCap Growth - Class S Sub-Account
Alger Capital Appreciation - Class S Sub-Account
Alger MidCap Growth - Class S Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Janus Aspen Series Overseas - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account

ClearBridge Variable Fundamental All Cap Value Portfolio - Class I Sub-Account (formerly, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio
- Class I Sub-Account)

MFS New Discovery - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account

Oppenheimer Global Fund/VA - Class 2 Shares (formerly, Oppenheimer Global Securities/VA - Service Shares)
Oppenheimer Main Street Small Cap Fund - Class 2 Shares (formerly, Oppenheimer Main Street Small- & Mid Cap Fund - Service Shares)
Guggenheim VT U.S. Long Short Momentum Sub-Account

T. Rowe Price Blue Chip Growth - II Sub-Account
UIF Growth, Class II Sub-Account
Van Eck VIP Emerging Markets Sub-Account
Van Eck VIP Global Hard Assets Sub-Account

Invesco V.I. Mid Cap Growth, Series II Sub-Account (formerly, Invesco Van
Kampen V.I. Mid Cap Growth, Series II Sub-Account)
--------------------------------------------------------------------------------

(1)Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

  Oppenheimer Discovery Mid Cap Growth/VA - Class 2 Shares Sub-Account


                               25     PROSPECTUS

  Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.



EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO MAY 1, 2005). WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

Rider Date on or after May 1, 2005

If your TrueReturn Accumulation Benefit Option Rider Date is on or after May 1, 2005, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under Guarantee Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts, however, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after May 1, 2005):

         MODEL PORTFOLIO OPTION 2 (RIDER DATE ON OR AFTER MAY 1, 2005)
--------------------------------------------------------------------------------
                                   Available
--------------------------------------------------------------------------------

Invesco V.I. Value Opportunities - Series II Sub-Account/(2)/ (formerly, Invesco Van Kampen V.I. Value Opportunities - Series II Sub-Account)

Invesco V.I. Core Equity - Series II Sub-Account
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
Janus Aspen Series Overseas - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Perkins Mid Cap Value - Service Shares Sub-Account Janus Aspen Series Balanced - Service Shares Sub-Account

ClearBridge Variable Fundamental All Cap Value Portfolio - Class I Sub-Account (formerly, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio
- Class I Sub-Account)
Western Asset Variable Global High Yield Bond - Class II Sub-Account (formerly, Legg Mason Western Asset Variable Global High Yield Bond - Class II Sub-Account) ClearBridge Variable Large Cap Value - Class I Sub-Account (formerly, Legg
Mason ClearBridge Variable Large Cap Value - Class I Sub-Account)

MFS Investors Trust - Service Class Sub-Account
MFS High Income - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO VIT Money Market - Administrative Shares Sub-Account
PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account

Oppenheimer Discovery Mid Cap Growth Fund/VA - Class 2 Shares Sub-Account/(1)/ (formerly, Oppenheimer Small & Mid Cap Growth/VA - Service Shares Sub-Account) Oppenheimer Main Street Small Cap Fund - Class 2 Shares (formerly, Oppenheimer Main Street Small- & Mid Cap Fund - Service Shares)
Guggenheim VT U.S. Long Short Momentum Sub-Account

T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
UIF U.S. Real Estate, Class II Sub-Account
Van Eck VIP Multi-Manager Alternatives Sub-Account

Invesco V.I. Growth and Income, Series II Sub-Account (formerly, Invesco Van Kampen V.I. Growth and Income, Series II Sub-Account)

Invesco V.I. Government Securities, Series II Sub-Account

         MODEL PORTFOLIO OPTION 2 (RIDER DATE ON OR AFTER MAY 1, 2005)
--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------

Invesco V.I. American Franchise - Series II Sub-Account (formerly, Invesco Van Kampen V.I. American Franchise - Series II Sub-Account)

Alger LargeCap Growth - Class S Sub-Account
Alger Capital Appreciation - Class S Sub-Account
Alger MidCap Growth - Class S Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account

Oppenheimer Global Fund/VA - Class 2 Shares Sub-Account (formerly, Oppenheimer Global Securities Fund/VA - Service Shares Sub-Account)

UIF Growth Class II Sub-Account
Van Eck VIP Emerging Markets Sub-Account
Van Eck VIP Global Hard Assets Sub-Account

Invesco V.I. Mid Cap Growth, Series II Sub-Account (formerly, Invesco Van
Kampen V.I. Mid Cap Growth, Series II Sub-Account)
--------------------------------------------------------------------------------

(1)Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

  Oppenheimer Discovery Mid Cap Growth/VA - Class 2 Shares Sub-Account


  Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.




(2)Effective August 19, 2011, the Invesco V.I. Value Opportunities - Series II Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or


                               26     PROSPECTUS
  otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.



TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

PLEASE NOTE ONLY CERTAIN TRUEBALANCE MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE.

CANCELLATION OF THE TRUERETURN OPTION.

You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.

DEATH OF OWNER OR ANNUITANT.

If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision as described on page 61 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If an Annuitant dies before the Payout Start Date, and the Contract is continued under Category 1 of the Death of Annuitant provision of the Contract, the TrueReturn Accumulation Benefit Option will remain in effect until terminated. If the Contract is not continued under Category 1, then the TrueReturn Accumulation Benefit Option will terminate on the date we receive a complete request for settlement of the Death Proceeds.

RIDER TRADE-IN OPTION.

We offer a "Rider Trade-In Option" that allows you to cancel your TrueReturn Accumulation Benefit Option and immediately add a new TrueReturn Accumulation Benefit Option ("NEW OPTION"), provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date.

..   The New Option will be made a part of your Contract on the date the existing TrueReturn Accumulation Benefit Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New Option must be a TrueReturn Accumulation Benefit Option that we make available for use with the Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Accumulation Benefit Option:

..   the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Accumulation Benefit Option at the time of trade-in;

..   the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

..   the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

                               27     PROSPECTUS

..   the Model Portfolio Options will be determined by the Model Portfolio
    Options offered with the Guarantee Options available with the New Option;

..   any waiting period for canceling the New Option will start again on the new
    Rider Date;

..   any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

..   the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

Currently, we are also making the SureIncome Option available at the time of your first utilization of this TrueReturn Accumulation Benefit Option Rider Trade-In Option. We may discontinue offering the SureIncome Option under the Rider Trade-In Option for new TrueReturn Accumulation Benefit Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have the SureIncome Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Accumulation Benefit Option and immediately add a new SureIncome Option, provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Accumulation Benefit Option that was added to your Contract prior to the implementation date of the change.

..   The new SureIncome Option will be made a part of your Contract on the date the existing TrueReturn Accumulation Benefit Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The new SureIncome Option must be a SureIncome Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the new SureIncome
    Option must be met as of the date the new SureIncome Option is made a part of your Contract.

You should consult with your sales representative before trading in your TrueReturn Accumulation Benefit Option.

TERMINATION OF THE TRUERETURN OPTION.

The TrueReturn Option will terminate on the earliest of the following to occur:

..   on the Rider Maturity Date;

..   on the Payout Start Date;

..   on the date your Contract is terminated;

..   on the date the Option is cancelled;

..   on the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   on the date the Option is replaced with a New Option under the Rider
    Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

SUREINCOME WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Withdrawal Benefit Option, which is available for an additional fee. The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (the same as) the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you try to add the SureIncome Option. You may have only one SureIncome Option in effect on your Contract at one time. You may only have either the TrueReturn Accumulation Benefit Option, or the SureIncome Option in effect on your

                               28     PROSPECTUS

Contract at the same time. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date") (The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

The SureIncome Option may not be available in all states. We may discontinue offering the SureIncome Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR

The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

At the beginning of each Benefit Year, the Benefit Payment Remaining is equal to the Benefit Payment.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) that is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

   .   The Benefit Payment immediately prior to the withdrawal; or

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

At our discretion, the Benefit Payment available during a Benefit Year may be increased on a nondiscriminatory basis and without prior notice in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. We are currently not increasing the Benefit Payment available to satisfy IRS minimum distribution requirements, which may result in a withdrawal greater than the Benefit Payment Remaining.

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

                               29     PROSPECTUS

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

..   The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

..   The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.


For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix G.


CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST

If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

..   The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal
    Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

..   No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

..   The Payout Start Date is the first day of the next Benefit Year after the
    Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates to be requested on a nondiscriminatory basis without prior notice.

..   During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested in a form acceptable to us and received by us before the first payment is made (the amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4). Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be reduced. If your Contract is a qualified contract, meaning an individual retirement annuity qualified as defined under Internal Revenue Code Section 408(b) or a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b), the period certain cannot exceed that which is required by Internal Revenue Code
    Section 401(a)(9) and regulations promulgated thereunder. Therefore, the amount of each payment under this Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is a qualified contract, we will not permit a change in the payment frequency or level.

..   If your Contract is a non-qualified contract, we reserve the right to allow other payment frequencies or levels to be requested on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

..   If the Contract Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

..   Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

EXAMPLE

BEGINNING OF BENEFIT YEAR 1*

Contract Value = $100,000

Benefit Base = $100,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000

                               30     PROSPECTUS

In this example, you can take a Benefit Payment of up to $8,000 in Benefit Year
1. If a withdrawal of $6,000 is taken then the following values would apply:

Contract Value = $94,000 (Assuming that your Contract Value has not been affected by any other factors)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $2,000

BEGINNING OF BENEFIT YEAR 2

Contract Value = $70,000 (Assuming that your contract value has declined due to poor performance)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000 (resets at the beginning of each Benefit
Year)

In Benefit Year 2 you have the right to a Benefit Payment of $8,000 and since you have not taken any withdrawals yet in Benefit Year 2, the Benefit Payment Remaining would also be $8,000 at the beginning of Benefit Year 2.

* THIS EXAMPLE ASSUMES AN INITIAL CONTRACT VALUE OF $100,000, NO ADDITIONAL PURCHASE PAYMENTS, A WITHDRAWAL BENEFIT FACTOR OF 8% AND DOES NOT TAKE INTO ACCOUNT FEES OR CHARGES.

INVESTMENT REQUIREMENTS

If you add the SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your currently selected Model Portfolio Option and your Withdrawal Benefit Factor. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a SureIncome Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a new Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future, including specific model portfolio options ("Model Portfolio Options") as described below, available only to certain Withdrawal Benefit Factors.

When you add the SureIncome Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a MODEL PORTFOLIO OPTION available as described below;

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and interest to the Variable Sub-Accounts; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

                           *MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------
*TrueBalance Conservative Model Portfolio Option
*TrueBalance Moderately Conservative Model Portfolio Option
*TrueBalance Moderate Model Portfolio Option
*TrueBalance Moderately Aggressive Model Portfolio Option
*TrueBalance Aggressive Model Portfolio Option
--------------------------------------------------------------------------------

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding the SureIncome Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term

                               31     PROSPECTUS

"TRANSFER PERIOD ACCOUNT" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections.

Any subsequent purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment, unless you request that the purchase payment (and Credit Enhancement for CONSULTANT SOLUTIONS PLUS CONTRACTS) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, you currently may allocate up to 100% of your Contract Value in any manner you choose to the Available Variable Sub-Accounts shown in the table below. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows:

--------------------------------------------------------------------------------
                                   Available
--------------------------------------------------------------------------------

Invesco V.I. Value Opportunities - Series II Sub-Account/(2)/ (formerly, Invesco Van Kampen V.I. Value Opportunities - Series II Sub-Account)

Invesco V.I. Core Equity - Series II Sub-Account
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
Janus Aspen Series Overseas - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Perkins Mid Cap Value - Service Shares Sub-Account Janus Aspen Series Balanced - Service Shares Sub-Account

ClearBridge Variable Fundamental All Cap Value Portfolio - Class I Sub-Account (formerly, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio
- Class I Sub-Account)
Western Asset Variable Global High Yield Bond - Class II Sub-Acount (formerly, Legg Mason Western Asset Variable Global High Yield Bond - Class II Sub-Account) ClearBridge Variable Large Cap Value - Class I Sub-Account (formerly, Legg
Mason ClearBridge Variable Large Cap Value - Class I Sub-Account)

MFS Investors Trust - Service Class Sub-Account
MFS High Income - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account

Oppenheimer Discovery Mid Cap Growth Fund/VA - Class 2 Shares Sub-Account/(1)/ (formerly, Oppenheimer Small & Mid Cap Growth/VA - Service Shares Sub-Account) Oppenheimer Main Street Small Cap Fund - Class 2 Shares Sub-Account (formerly, Oppenheimer Main Street Small- & Mid Cap Fund - Service Shares Sub-Account)

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO VIT Money Market - Administrative Shares Sub-Account
PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account
Guggenheim VT U.S. Long Short Momentum Sub-Account/(3)/
T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
UIF U.S. Real Estate, Class II Sub-Account
Van Eck VIP Multi-Manager Alternatives Sub-Account

Invesco V.I. Growth and Income, Series II Sub-Account (formerly, Invesco Van Kampen V.I. Growth and Income, Series II Sub-Account)

Invesco V.I. Government Securities, Series II Sub-Account
--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------

Invesco V.I. American Franchise - Series II Sub-Account (formerly, Invesco Van Kampen V.I. American Franchise - Series II Sub-Account)

Alger LargeCap Growth - Class S Sub-Account
Alger Capital Appreciation - Class S Sub-Account
Alger MidCap Growth - Class S Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account

Oppenheimer Global Fund/VA - Class 2 Shares (formerly, Oppenheimer Global Securities Fund/VA - Services Shares)

UIF Growth, Class II Sub-Account
Van Eck VIP Emerging Markets Sub-Account
Van Eck VIP Global Hard Assets Sub-Account

Invesco V.I. Mid Cap Growth, Series II Sub-Account (formerly, Invesco Van
Kampen V.I. Mid Cap Growth, Series II Sub-Account)
--------------------------------------------------------------------------------

(1)Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

  Oppenheimer Discovery Mid Cap Growth Fund/VA - Class 2 Shares Sub-Account


  Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.




(2)Effective August 19, 2011, the Invesco V.I. Value Opportunities - Series II Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did


                               32     PROSPECTUS
  not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.



TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the SureIncome Option to your Contract.

CANCELLATION OF THE SUREINCOME OPTION

You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

RIDER TRADE-IN OPTION

We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We may also offer other Options ("Other New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion.

This Rider Trade-in Option is available provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

..   The New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New Option must be an Option that we make available for use with this
    Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

If the New Option is a SureIncome Option, the New Option must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.

DEATH OF OWNER OR ANNUITANT.

If the Contract Owner dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner provision of your Contract, as described on page 61 of your prospectus, then the SureIncome Option will continue, unless the new Contract Owner elects to cancel this Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If an Annuitant dies before the Payout Start Date, and the Contract is continued under Category 1 of the Death of Annuitant provision of the Contract, the SureIncome Option will remain in effect until terminated. If the Contract is not continued under Category 1, then the SureIncome Option will terminate on the date we receive a complete request for settlement of the Death Proceeds.

TERMINATION OF THE SUREINCOME OPTION

This SureIncome Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

                               33     PROSPECTUS

..   On the date the Contract is terminated;

..   On the date the SureIncome Option is cancelled;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Option is replaced with a New Option under the
    Rider Trade-In Option.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 46 Variable Sub-accounts. Each Variable Sub-account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 800-457-7617.



PORTFOLIO                                INVESTMENT OBJECTIVE                     INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities Fund -  Long-term growth of capital
 Series II/(2)/ (formerly, Invesco Van
 Kampen V.I. Value Opportunities Fund -
 Series II)
----------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund -   Capital appreciation
 Series II (formerly, Invesco Van                                                 INVESCO ADVISERS, INC.
 Kampen V.I. American Franchise Fund -
 Series II)
----------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series   Growth of capital
 II
----------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund -  Long-term growth of capital
 Series II
----------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Portfolio,   Capital growth
 Series II (formerly, Invesco Van
 Kampen V.I. Mid Cap Growth Portfolio -
 Series II)
----------------------------------------------------------------------------------
Invesco V.I. Government Securities,      High level of current income consistent
 Series II                                with reasonable concern for safety of
                                          principal
----------------------------------------------------------------------------------
Invesco V.I. Growth and Income           Long-term growth of capital and income.
 Portfolio, Series II (formerly,
 Invesco Van Kampen V.I. Growth and
 Income Portfolio, Series II)
----------------------------------------------------------------------------------
THE ALGER PORTFOLIOS
--------------------------------------------------------------------------------------------------------------
Alger LargeCap Growth Portfolio -        Long-term capital appreciation
 Class S
----------------------------------------------------------------------------------FRED ALGER MANAGEMENT, INC.
Alger Capital Appreciation Portfolio -   Long-term capital appreciation
 Class S
----------------------------------------------------------------------------------
Alger MidCap Growth Portfolio - Class S  Long-term capital appreciation
----------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager/(SM)/         High total return with reduced risk
 Portfolio - Service Class 2              over the long term by allocating its
                                          assets among stocks, bonds, and
                                          short-term instruments.
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -   Long-term capital appreciation
 Service Class 2
----------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio     Reasonable income. The fund will also    FIDELITY MANAGEMENT &
 - Service Class 2                        consider the potential for capital      RESEARCH COMPANY
                                          appreciation. The fund's goal is to
                                          achieve a yield which exceeds the
                                          composite yield on the securities
                                          comprising the Standard & Poor's
                                          500/(SM)/ Index (S&P 500(R)).
----------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service  To achieve capital appreciation
 Class 2
----------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio -       Investment results that correspond to
 Service Class 2                          the total return of common stocks
                                          publicly traded in the United States
                                          as represented by the Standard &
                                          Poor's 500/(SM)/ Index (S&P 500(R))
----------------------------------------------------------------------------------


                               34     PROSPECTUS


PORTFOLIO                                INVESTMENT OBJECTIVE                     INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond       As high a level of current income as is
 Portfolio - Service Class 2              consistent with the preservation of
                                          capital
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio -    As high a level of current income as is
 Service Class 2                          consistent with preservation of
                                          capital and liquidity.
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio -        Long-term growth of capital
 Service Class 2
-----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio -  Long-term capital growth, consistent
 Service Shares                           with preservation of capital and
                                          balanced by current income
----------------------------------------------------------------------------------JANUS CAPITAL MANAGEMENT
Janus Aspen Series Overseas Portfolio -  Long-term growth of capital.             LLC
 Service Shares
----------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio -     Long-term growth of capital
 Service Shares
----------------------------------------------------------------------------------
Janus Aspen Series Perkins Mid Cap       Capital appreciation
 Value Portfolio - Service Shares
----------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
-----------------------------------------------------------------------------------------------------------
ClearBridge Variable All Cap Value       Long-term capital growth. Current
 Portfolio - Class I (formerly, Legg      income is a secondary objective         LEGG MASON PARTNERS FUND
 Mason ClearBridge Variable Fundamental                                           ADVISOR, LLC
 All Cap Value Portfolio - Class I)
----------------------------------------------------------------------------------
ClearBridge Variable Large Cap Value     Long-term growth of capital. Current
 Portfolio - Class I (formerly, Legg      income is a secondary objective
 Mason ClearBridge Variable Large Cap
 Value Portfolio - Class I)
----------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST
-----------------------------------------------------------------------------------------------------------
Western Asset Variable Global High       Maximum total return, consistent with    LEGG MASON PARTNERS FUND
 Yield Bond Portfolio - Class II          preservation of capital                 ADVISOR, LLC
 (formerly, Legg Mason Western Asset
 Variable Global High Yield Bond
 Portfolio - Class II)
-----------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST/(SM)/
-----------------------------------------------------------------------------------------------------------
MFS High Income Series - Service Class   Total return with an emphasis on high
                                          current income, but also considering
                                          capital appreciation
----------------------------------------------------------------------------------
MFS Investors Growth Stock Series -      Capital appreciation
 Service Class                                                                    MFS(TM) INVESTMENT
----------------------------------------------------------------------------------MANAGEMENT
MFS Investors Trust Series - Service     Capital appreciation
 Class
----------------------------------------------------------------------------------
MFS New Discovery Series - Service Class Capital appreciation
----------------------------------------------------------------------------------
MFS Total Return Series - Service Class  Total return
----------------------------------------------------------------------------------
MFS Value Series - Service Class         Capital appreciation
----------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA - Class 2     Long-term capital appreciation by
 Shares (formerly, Oppenheimer Global     investing a substantial portion of
 Securities Fund/VA - Service Shares)     assets in securities of foreign         OPPENHEIMERFUNDS, INC.
                                          issuers, growth-type companies,
                                          cyclical industries and special
                                          situations that are considered to have
                                          appreciation possibilities.
----------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap        Capital appreciation.
 Fund(R)/VA - Class 2 Shares (formerly,
 Oppenheimer Main Street Small- & Mid
 Cap Fund/VA - Service Shares)
----------------------------------------------------------------------------------
Oppenheimer Discovery Mid Cap Growth     Capital appreciation.
 Fund/VA - Class 2 Shares/(1)/
 (formerly, Oppenheimer Small & Mid Cap
 Growth Fund/VA - Service Shares)
----------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S.   Maximum total return, consistent with
 Dollar- Hedged) - Administrative Shares  preservation of capital and prudent investment management.
----------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio -       Maximum current income, consistent with
 Administrative Shares                    preservation of capital and daily
                                          liquidity
----------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio -        Maximum real return, consistent with
 Administrative Shares                    preservation of real capital and        PACIFIC INVESTMENT
                                          prudent investment management           MANAGEMENT COMPANY LLC
----------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -       Maximum total return, consistent with
 Administrative Shares                    preservation of capital and prudent
                                          investment management.
----------------------------------------------------------------------------------


                               35     PROSPECTUS


PORTFOLIO                                INVESTMENT OBJECTIVE                     INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
------------------------------------------------------------------------------------------------------------
Guggenheim VT U.S. Long Short Momentum   Long-term capital appreciation.          GUGGENHEIM INVESTMENTS
 Fund
------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth           Long-term capital growth. Income is a
 Portfolio - II                           secondary objective.                    T. ROWE PRICE ASSOCIATES,
----------------------------------------------------------------------------------INC.
T. Rowe Price Equity Income Portfolio -  Substantial dividend income as well as
 II                                       long-term growth of capital through
                                          investments in the common stocks of
                                          established companies.
----------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class II           Long-term capital appreciation by
                                          investing primarily in growth-oriented  MORGAN STANLEY INVESTMENT
                                          equity securities of large              MANAGEMENT, INC.
                                          capitalization companies.
----------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II Above average current income and long-term capital appreciation by
                                          investing primarily in equity
                                          securities of companies in the U.S.
                                          real estate industry, including real
                                          estate investment trusts.
----------------------------------------------------------------------------------
VAN ECK VIP TRUST
------------------------------------------------------------------------------------------------------------
Van Eck VIP Multi-Manager Alternatives   Consistent absolute (positive) returns
 Fund                                     in various market cycles
----------------------------------------------------------------------------------VAN ECK ASSOCIATES
Van Eck VIP Emerging Markets Fund        Long-term capital appreciation by        CORPORATION
                                          investing primarily in equity
                                          securities in emerging markets around
                                          the world
----------------------------------------------------------------------------------
Van Eck VIP Global Hard Assets Fund      Long-term capital appreciation by
                                          investing primarily in "hard asset
                                          securities" with income as a secondary
                                          consideration
----------------------------------------------------------------------------------


(1)Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:


  Oppenheimer Discovery Mid Cap Growth Fund/VA - Class 2 Shares Sub-Account


  Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.




(2)Effective August 19, 2011, the Invesco V.I. Value Opportunities - Series II Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.


AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
THE TRUEBALANCE ASSET ALLOCATION PROGRAM ("TRUEBALANCE PROGRAM") IS NO LONGER OFFERED FOR NEW ENROLLMENTS. IF YOU ENROLLED IN THE TRUEBALANCE PROGRAM PRIOR TO JANUARY 31, 2008, YOU MAY REMAIN IN THE PROGRAM. IF YOU TERMINATE YOUR ENROLLMENT OR OTHERWISE TRANSFER YOUR CONTRACT VALUE OUT OF THE PROGRAM, YOU MAY NOT RE-ENROLL.

There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions.

                               36     PROSPECTUS

By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.

Lincoln Benefit and the principal underwriter of the Contracts, Allstate Distributors, L.L.C., Inc., do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Lincoln Benefit retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Lincoln Benefit's Contract Owners. Neither Lincoln Benefit nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Lincoln Benefit nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that considers the investment goals of the applicable investment style. On the business day we accept your participation in the TrueBalance program, we will automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

Lincoln Benefit may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Lincoln Benefit will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your registered representative or the selling broker-dealer will notify you of any new or revised TrueBalance model portfolios that may be made available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio to the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select only a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

                               37     PROSPECTUS

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

You may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the TrueReturn Accumulation Benefit Option. Any increase will be allocated to the PIMCO VIT Money Market - Administrative Shares Sub-Account. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the FIXED ACCOUNT OPTIONS. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, the STANDARD FIXED ACCOUNT OPTION, and the MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Lincoln Benefit may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION

The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 44.


This option allows you to allocate purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the

                               38     PROSPECTUS
term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.


You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the 25th day after you establish a Transfer Period Account and monthly thereafter. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the money market Variable Sub-account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the PIMCO VIT Money Market - Administrative Shares Sub-Account unless you request a different investment alternative. Transferring Contract Value to the PIMCO VIT Money Market - Administrative Shares Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 44.


If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the PIMCO VIT Money Market - Administrative Shares Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or SureIncome Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the CONSULTANT SOLUTIONS SELECT CONTRACT.

The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.

STANDARD FIXED ACCOUNT OPTION
If you have selected the CONSULTANT SOLUTIONS CLASSIC CONTRACT, you may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation. You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

The Standard Fixed Account Option is not available in all states.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. We currently offer Standard Fixed Guarantee Periods of 1 year in length for CONSULTANT SOLUTIONS CLASSIC. For CONSULTANT SOLUTIONS PLUS, SELECT and ELITE CONTRACTS, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.

                               39     PROSPECTUS

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to establish a new Guarantee Period Account within the Standard Fixed Account Option; or

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Standard Fixed Guarantee Period
    Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

..   you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

..   you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is available only with the CONSULTANT SOLUTIONS CLASSIC CONTRACT.

MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("MARKET VALUE ADJUSTED FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option. We currently offer Market Value Adjusted Fixed Guarantee Periods of 1, 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new

                               40     PROSPECTUS

Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Statistical Release H.15 ("Treasury Rate") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and

                               41     PROSPECTUS
withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to establish a new Guarantee Period Account within the Market Value Adjusted Fixed Account Option; or

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account. Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. Currently, a transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Accumulation Benefit Option or SureIncome Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn Accumulation Benefit Option" and "SureIncome Withdrawal Benefit Option" sections of this prospectus for more information. In any event, the transfer fee will never be greater than $25.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable

                               42     PROSPECTUS
from the date we receive the transfer request to the date we make the transfer.

For CONSULTANT SOLUTIONS SELECT CONTRACTS, the maximum amount that may be allocated during any single day to certain selected funds by telephone, fax, Internet, overnight or express mail services, same day messenger, or in person is $25,000. All trades exceeding this daily limit must be made by first class US Mail. The funds currently affected by this restriction are:

Fidelity VIP Overseas - Service Class 2 Sub-Account
Janus Aspen Series Overseas - Service Shares Sub-Account

Oppenheimer Global Fund/VA - Class 2 Shares Sub-Account

Van Eck VIP Emerging Markets Sub-Account
MFS High Income - Service Class Sub-Account

Western Asset Variable Global High Yield Bond - Class II Sub-Account


We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the

                               43     PROSPECTUS
   corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.


By investing amounts on a regular basis instead of investing the total amount at one time, Dollar Cost Averaging may decrease the effect of market fluctuations on the investment of your Purchase Payment. This may result in a lower average cost of units over time. However, there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market. We do not deduct a charge for participating in a Dollar Cost Averaging program. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and

                               44     PROSPECTUS
return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-accounts. You want 40% to be in the PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account and 60% to be in the Fidelity VIP Index 500 - Service Class 2 Sub-Account Variable Sub-account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account for the appropriate Contract(s) and use the money to buy more units in the Fidelity VIP Index 500 - Service Class 2 Sub-Account Variable Sub-account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.

EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $40 contract maintenance charge from your assets invested in the PIMCO Money Market Variable Sub-account ($30 if the Contract value is equal to or greater than $2,000.) If there are insufficient assets in that Variable Sub-account, we will deduct the balance of the charge proportionally from the other Variable Sub-accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge for a Contract Anniversary if, on that date:

    . your Contract Value is equal to or greater than $50,000; or . your entire Contract Value is allocated to the Fixed Account Options or, after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

ADMINISTRATIVE EXPENSE CHARGE
We currently deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.25%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of

                               45     PROSPECTUS
the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

                      Consultant Solutions Classic  1.25%
                      -----------------------------------
                      Consultant Solutions Plus     1.45%
                      -----------------------------------
                      Consultant Solutions Elite    1.60%
                      -----------------------------------
                      Consultant Solutions Select   1.70%
                      -----------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the CONSULTANT SOLUTIONS PLUS CONTRACT. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

..   MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.50%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Annual Increase Death Benefit Option: The current mortality and expense risk charge for this option is 0.30%. This charge may be increased, but will never exceed 0.50%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Enhanced Earnings Death Benefit Option: The current mortality and expense risk charge for this option is:

   . 0.25% (maximum of 0.35%) if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date;

   . 0.40% (maximum of 0.50%) if the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date.

   . The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Enhanced Earnings Death Benefit Option, the charge will be based on the age of the new Contract Owner at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

..   Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk for this option after you have added it to your Contract. This option may be added to your Contract on the Payout Start Date. The charge will be deducted only during the Payout Phase.

TRUERETURN ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Accumulation Benefit Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Accumulation Benefit Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-account(s) on a pro rata basis in the proportion that your value in each Variable Sub-account bears to your total value in all Variable Sub-accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-account. If you terminate the Option, or terminate the Contract by a total withdrawal, prior to the Rider Maturity Date on a date other than the Contract Anniversary, we will deduct a Rider Fee that is prorated based on the number of full months between the

                               46     PROSPECTUS

Contract Anniversary immediately prior to the termination and the date of the termination. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn Accumulation Benefit Option" section of this prospectus for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE
We charge a separate annual Rider Fee for the Spousal Protection Benefit (Co-Annuitant) Option. The current annual Rider Fee is 0.10% of the Contract Value. This fee applies to Options added on or after May 1, 2005. For Options added prior to May 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary and in certain circumstances on the date you terminate the Option. We reserve the right to increase the annual Rider Fee on newly issued Options to up to 0.15% of the Contract Value. We also reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options we offer in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary while the Rider is in force.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary.

If the Rider is terminated for any reason on a Contract Anniversary, we will deduct a full Rider Fee. If the Option is terminated on a date other than a Contract Anniversary, we will deduct a pro rata Rider Fee, except we will not charge any Rider Fee if the Option is terminated on the Payout Start Date or due to the death of the Contract Owner or Annuitant. If we charge a Rider Fee on the termination of the Option, the Rider Fee will be reduced pro rata, so that you are only charged for the number of full months this Option was in effect.

SUREINCOME WITHDRAWAL BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the SureIncome Option ("SureIncome Option Fee" or "Rider Fee"). The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the Rider Fee to up to 1.25% of the Benefit Base. We also reserve the right to charge different Rider Fees for different Withdrawal Benefit Factors we may offer in the future. However, once we issue your SureIncome Option, we cannot change the Rider Fee that applies to your Option. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new SureIncome Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Rider Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary the SureIncome Option is in force.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to the 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

If the SureIncome Option is terminated for any reason on a Contract Anniversary, we will deduct a full Rider Fee. If the SureIncome Option is terminated on a date other than a Contract Anniversary, we will deduct a pro rata Rider Fee, except we will not charge any Rider Fee if the SureIncome Option is terminated on the Payout Start Date or due to the death of the Contract Owner or

                               47     PROSPECTUS

Annuitant. If we charge a Rider Fee on the termination of the SureIncome Option, the Rider Fee will be reduced pro rata, so that you are only charged for the number of full months the SureIncome Option was in effect.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. In any event, the transfer fee will never be greater than $25. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
For all of the contracts except the CONSULTANT SOLUTIONS SELECT, we may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 11. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.


Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 40 for more information on market value adjustments.


FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

..   The Free Withdrawal Amount described above; or

..   Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the CONSULTANT SOLUTIONS SELECT CONTRACT, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.

ALL CONTRACTS

We do not apply a withdrawal charge in the following situations:

..   the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional

                               48     PROSPECTUS
or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the CONSULTANT SOLUTIONS PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge on all withdrawals taken under your Contract if the following conditions are satisfied:

1. you, or, if the Contract Owner is not a living person, the Annuitant, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must first enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital, and

3. Due proof of confinement is received by us prior to or at the time of, a request for a withdrawal.

"DUE PROOF" includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on all withdrawals under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

"DUE PROOF" includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation, and we receive due proof that you are or have been unemployed and that unemployment compensation has been received for at least thirty consecutive days prior to or at the time of the request for withdrawal.

"UNEMPLOYMENT COMPENSATION" means unemployment compensation received from a unit of state or federal government in the U.S. "DUE PROOF" includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

These waivers do not apply under the CONSULTANT SOLUTIONS SELECT.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct

                               49     PROSPECTUS
premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see page 13. We receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 51.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.


Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Option" on page 39.


Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if the SureIncomeWithdrawal Benefit Option is currently attached to your Contract. See "SureIncome Withdrawal Benefit Option" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER. Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

                               50     PROSPECTUS

2.   An emergency exists as defined by the SEC, or

3.   The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 800-457-7617 for more information.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

INCOME PAYMENTS
--------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value, adjusted by any applicable Market Value Adjustment and less applicable taxes, to an Income Plan. The first income payment may occur no sooner than 30 days after the Issue Date. The Payout Start Date must occur on or before the later of:

..   the youngest Annuitant's 99th birthday, or

..   the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below.

If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. On the Payout Start Date, the portion of the Contract Value in any Fixed Account Option, adjusted by any applicable Market Value Adjustment and less any applicable taxes, will be used to derive fixed income payments; the portion of the Contract Value in any Variable Sub-account, less any applicable taxes, will be used to derive variable income payments.

If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

Partial annuitizations are not allowed. Your total Contract Value, adjusted by any applicable Market Value Adjustment, and less any applicable taxes, must be applied to your Income Plan(s) on the Payout Start Date.

                               51     PROSPECTUS

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2 may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may be 0 months, or range from 60 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may be 0 months, or range from 60 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower

                               52     PROSPECTUS
income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

MODIFYING PAYMENTS

After the Payout Start Date, you may make the following changes under Income Plan 3:

..   You may request to modify the length of the Guaranteed Payment Period.
    Currently, we allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

..   You may request to change the frequency of your payments. We currently allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice. Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Contracts. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period cannot be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.

PAYOUT WITHDRAWAL

You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("Withdrawal Value"), subject to a Payout Withdrawal Charge, by requesting a withdrawal ("Payout Withdrawal") in writing. For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the Investment Alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

PAYOUT WITHDRAWAL CHARGE

To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments have been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                                  Number of Complete Years Since We Received the Purchase
                                  Payment Being Withdrawn/Applicable Charge:
    CONTRACT:                      0      1      2      3      4      5     6     7    8+
    ---------------------------------------------------------------------------------------
    Consultant Solutions Classic    7%     7%     6%     5%     4%     3%   2%     0%  0%
    Consultant Solutions Plus     8.5%   8.5%   8.5%   7.5%   6.5%   5.5%   4%   2.5%  0%
    Consultant Solutions Elite      7%     6%     5%     0%     0%     0%   0%     0%  0%
    Consultant Solutions Select                     None


                               53     PROSPECTUS

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) company mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and
(b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 3% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.

INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

..   The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

..   You must choose Income Plan 1 or 2 and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

..   You may apply the Income Protection Benefit Option to more than one Income
    Plan.

                               54     PROSPECTUS

..   The AIR must be 3% for the Income Plan(s) that you wish to apply this benefit to.

..   You may only add the Income Protection Benefit Option on the Payout Start
    Date and, once added, the option cannot be cancelled.

..   You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

..   You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. Currently, the charge for this option is 0.50%. We may change the amount we charge, but it will not exceed 0.75%. Once the option is issued, we will not increase what we charge you for the benefit.

INVESTMENT REQUIREMENTS.

If you add the Income Protection Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-accounts, exclusion of certain Variable Sub-accounts, required minimum allocations to certain Variable Sub-accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to the Income Protection Benefit Option if it was added to your Contract prior to the implementation date of the change, except for changes made due to a change in Variable Sub-accounts available under the Contract.

When you add the Income Protection Benefit Option to your Contract, you must allocate to a model portfolio option the entire portion of your Contract Value allocated to the Variable Sub-accounts.

We currently offer one Model Portfolio Option; however, we may add more Model Portfolio Options in the future. Transfers made for purposes of adhering to your Model Portfolio Option will not count towards the number of free transfers you may make each Contract Year.

THE FOLLOWING TABLE SUMMARIZES THE MODEL PORTFOLIO OPTION CURRENTLY AVAILABLE FOR USE WITH THE INCOME PROTECTION BENEFIT OPTION:

*Model Portfolio Option 1

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-account and return it to the percentage allocations for your Model Portfolio Option, using the percentage allocations as of your most recent instructions.

MODEL PORTFOLIO OPTION 1

You must allocate a certain percentage of the portion of your Contract Value allocated to the Variable Sub-accounts into each of three asset categories. You may choose the Variable Sub-accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Options 1 and Variable Sub-accounts available under each category:

                           MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------
                                20% Category A
                                50% Category B
                                30% Category C
--------------------------------------------------------------------------------

CATEGORY A

Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account

                           MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------

CATEGORY B
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Legg Mason Western Asset Variable Global High Yield Bond - Class II Sub-Account MFS High Income - Service Class Sub-Account

                               55     PROSPECTUS

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account
UIF U.S. Real Estate, Class II Sub-Account
Invesco V.I. Government Securities, Series II Sub-Account
--------------------------------------------------------------------------------
CATEGORY C
Invesco Van Kampen V.I. Value Opportunities - Series II Sub-Account/(2)/
Invesco V.I. Core Equity - Series II Sub-Account
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account
Janus Aspen Series Overseas - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Perkins Mid Cap Value - Service Shares Sub-Account
Janus Aspen Series Balanced - Service Shares Sub-Account
Legg Mason ClearBridge Variable Fundamental All Cap Value - Class II Sub-Account Legg Mason ClearBridge Variable Large Cap Value - Class II Sub-Account
MFS Investors Trust - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(1)/ Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
Guggenheim VT U.S. Long Short Momentum Sub-Account/(3)/
T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
Van Eck VIP Multi-Manager Alternatives Sub-Account
Invesco Van Kampen V.I. Growth and Income, Series II Sub-Account
--------------------------------------------------------------------------------

(1)Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

  Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account

  Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.

(2)Effective on or after April 30, 2012, the following Portfolio changed its name:

             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Invesco V.I. Basic Value - Series II       Invesco Van Kampen V.I. Value
                                              Opportunities - Series II
 -----------------------------------------------------------------------------

(3)Effective May 1, 2012, the following Portfolio changed its name:

             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Rydex SGI VT U.S. Long Short Momentum      Guggenheim VT U.S. Long Short
                 Fund                               Momentum Fund
 -----------------------------------------------------------------------------

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

..   adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

..   deducting any applicable taxes; and

..   applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.

DEATH BENEFITS
--------------------------------------------------------------------------------

DEATH PROCEEDS
Under certain conditions, described below, we will pay a death settlement ("DEATH PROCEEDS") for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. The Death Proceeds will not exceed the Contract Value plus $1 million. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout

                               56     PROSPECTUS

Phase" section of your Contract. See "Income Payments" on page 51 for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

..   A certified copy of the death certificate;

..   A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

..   Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

..   If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the "DEATH BENEFIT."

..   If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

..   MAV Death Benefit Option

..   Annual Increase Death Benefit Option

..   Enhanced Earnings Death Benefit Option

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the issue date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit options to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you want to add an option.

The "DEATH BENEFIT" is equal to the Enhanced Earnings Death Benefit (if selected) plus the greatest of:

..   The Contract Value;

..   The Settlement Value;

..   The ROP Death Benefit;

..   The MAV Death Benefit Option (if selected); or

..   The Annual Increase Death Benefit Option (if selected).

The "SETTLEMENT VALUE" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

   The sum of all purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made prior to the withdrawal, less any prior withdrawal adjustments.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.

The MAV Death Benefit Option is available only if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.50%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.


On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds" on page 56), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:


..   Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for CONSULTANT SOLUTIONS PLUS CONTRACTS).

..   Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

                               57     PROSPECTUS

..   On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date through the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 61, and if the New Contract Owner is age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

..   The first Contract Anniversary following the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant. (After the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) and withdrawals); or

..   The date we next determine the Death Proceeds.

ANNUAL INCREASE DEATH BENEFIT OPTION.

The Annual Increase Death Benefit Option is only available if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.50%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Annual Increase Death Benefit is equal to the Contract Value. The Annual Increase Death Benefit, plus purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (may be 3% in certain states), subject to the "Cap" defined below. This accumulation will continue until the earlier of:

   (a) the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant; or

   (b) the date we determine the Death Proceeds.

After the 5% interest accumulation (may be 3% in certain states) ends, the Annual Increase Death Benefit will continue to be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Annual Increase Death Benefit immediately prior to the withdrawal.

The Annual Increase Death Benefit Cap is equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS
    PLUS CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made in the 12-month period immediately prior to the death of a Contract Owner or the Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant; minus

..   Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 61, and if the New Contract Owner is age 80 or younger on the date we determine the Death Proceeds, then the Annual Increase Death Benefit Option will continue. The amount of the Annual Increase Death Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (may be 3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

..   The first Contract Anniversary following the 80th birthday of either the oldest Contract Owner or the

                               58     PROSPECTUS

   Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant. (After the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant, the Annual Increase Death Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS)); or

..   The date we next determine the Death Proceeds.

ENHANCED EARNINGS DEATH BENEFIT OPTION.

The "ENHANCED EARNINGS DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

..   0.25%, if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date; and

..   0.40%, if the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Enhanced Earnings Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, at the time the Contract is continued.

If the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit is equal to the lesser of:

..   100% of "IN-FORCE PREMIUM" (excluding purchase payments (and Credit
    Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of a Contract Owner or Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant); or

..   40% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit is equal to the lesser of:

..   50% of "In-Force Premium" (excluding purchase payments (and Credit
    Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made after the Rider Date and during the twelve-month period immediately prior to the death of a Contract Owner or Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant); or

..   25% of "In-Force Earnings"

calculated as of the date we determine the Death Proceeds.

In-Force Earnings are equal to the current Contract Value less In-Force
Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all "EXCESS-OF-EARNINGS WITHDRAWALS" made after the Rider Date.

An EXCESS-OF-EARNINGS WITHDRAWAL is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix E for numerical examples that illustrate how the Enhanced Earnings Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 61, and if the New Contract Owner is younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

..   The Rider Date will be changed to the date we determine the Death Proceeds;

..   The In-Force Premium is equal to the Contract Value as of the new Rider
    Date plus all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

..   The Enhanced Earnings Death Benefit after the new Rider Date will be determined as described

                               59     PROSPECTUS
   above, but using the ages of the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, as of the new Rider Date.

..   The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, as of the new Rider Date.

If the Contract Owner's, Co-Annuitant's or Annuitant's age is misstated, the Enhanced Earnings Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.

ALL OPTIONS.
WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN INVESTMENT ALTERNATIVES, RESTRICTIONS ON TRANSFERS TO AND FROM CERTAIN INVESTMENT ALTERNATIVES, AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   the date the Contract is terminated;

..   if, upon the death of the Contract Owner, the Contract is continued under
    Option D as described in the Death of Owner section on page 61, and the New Owner is older than age 80 (age 80 or older for the Enhanced Earnings Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

..   if the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

..   on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is a current Contract Owner;

..   on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is a current Annuitant; or

..   the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Enhanced Earnings Death Benefit at that time.

DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER

If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be the "New Contract Owners". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to each New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES

CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners

                               60     PROSPECTUS
is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

..   Over the life of the New Contract Owner; or

..   For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

..   Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the PIMCO Money Market Variable Sub-account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the PIMCO Money Market Variable Sub-account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may transfer all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.

OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

..   One year of the date of death;

..   The same calendar year as the date we receive the first Complete Request for Settlement; and

..   One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of

                               61     PROSPECTUS

December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one
(1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.

DEATH OF ANNUITANT

If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

..   The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

..   The Contract Owner is a grantor trust established by a living person, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES

CATEGORY 1. If the Owner is a living person, the Contract will continue in the Accumulation Phase with a new Annuitant. The Contract Value will not be increased by any excess of the Death Proceeds over the Contract Value as of the date that we determine the value of the Death Proceeds.

The new Annuitant will be:

..   A person you name by written request, subject to the conditions described in the Annuitant section of this Contract; otherwise,

..   The youngest Owner; otherwise,

..   The youngest Beneficiary.

CATEGORY 2. If the Owner is a corporation, trust, or other non-living person, the Owner must choose between the following two options:

OPTION A.  The Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The Owner may elect to receive the Contract Value payable within 5 years of the Annuitant's date of death. Under this Option, the excess, if any, of the Death Proceeds over the Contract Value, as of the date that we determine the value of the Death Proceeds, will be added to the Contract Value. Unless otherwise instructed by the Owner, this excess will be allocated to the PIMCO Money Market Variable Sub-account. During the 5 year period that follows the Annuitant's date of death, the Owner may exercise all rights as set forth in the Transfers section. Withdrawal Charges will be waived for any withdrawals made during this 5 year period, however, the amount withdrawal may be subject to a Market Value Adjustment.

No additional purchase payments may be added to the Contract under this section. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for Qualified Plans, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Plan. Please refer to your Endorsement for IRA plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

..   The individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA.

..   The Contract Owner's spouse must be the sole Primary Beneficiary of the
    Contract and will be the named Co-Annuitant.

..   The Contract Owner must be age 90 or younger on the Rider Application Date;
    and the Co-Annuitant must be age 79 or younger on the Rider Application
    Date.

..   The option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. We may require proof of marriage in a form satisfactory to us. Currently, you may not add the option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the Co-Annuitant will not be considered to

                               62     PROSPECTUS
be an Annuitant for purposes of determining the Payout Start Date and the "Death of Annuitant" provision of your Contract does not apply on the death of the Co-Annuitant.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for Options added on or after May 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after May 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time.

The option will terminate upon the date your written termination request is accepted by us or will terminate on the earliest of the following occurrences:

..   upon the death of the Co-Annuitant (as of the date we determine the Death
    Proceeds);

..   upon the death of the Contract Owner (as of the date we determine the Death
    Proceeds);

..   on the date the Contract is terminated;

..   on the Payout Start Date; or

..   on the date you change the beneficiary of the Contract and the change is accepted by us;

..   for options added on or after May 1, 2005, the Contract Owner may terminate the option upon the divorce of the Contract Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

..   for options added prior to May 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once the Option is terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

..   The Co-Annuitant must have been your legal spouse on the date of his or her death; and

..   Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.

MORE INFORMATION
--------------------------------------------------------------------------------

LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is the issuer of the Contract. Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is P.O. Box 80469, Lincoln, Nebraska. Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois.

Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Variable Account and/or the Fixed Account.

Under our reinsurance agreement with Allstate Life, substantially all contract related transactions are transferred to Allstate Life and substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our financial statements. The amounts reflected in our financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreement. These assets represent our general account and are invested and managed by Allstate Life. While the reinsurance agreement provides us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

Under the Company's reinsurance agreements with Allstate Life, the Company reinsures all reserve liabilities

                               63     PROSPECTUS
with Allstate Life except for variable contracts. The Company's variable Contract assets and liabilities are held in legally-segregated, unitized separate accounts and are retained by the Company. However, the transactions related to such variable contracts such as premiums, expenses and benefits are transferred to Allstate Life.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business, including that of its subsidiary Lincoln Benefit. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

VARIABLE ACCOUNT
Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Variable Account or Lincoln Benefit.

We own the assets of the Variable Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Variable Account is divided into Sub-accounts. The assets of each Sub-account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Variable Account, its Sub-accounts or the Portfolios. Values allocated to the Variable Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

We have included additional information about the Variable Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-457-7617. We have reproduced the Table of Contents of the Statement of Additional Information on page 76.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible

                               64     PROSPECTUS
investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACTS

DISTRIBUTION.   Allstate Distributors, LLC ("ADLLC"), located at 3100 Sanders
Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ADLLC, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ADLLC is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").


ADLLC does not sell Contracts directly to purchasers. ADLLC enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are licensed as insurance agents by applicable state insurance authorities and appointed as agents of Lincoln Benefit in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks which sell the Contracts. Commissions paid vary, but we may pay up to a maximum sales commission of 7.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to:
(1) placement of the Contracts on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and
(4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. A list of broker-dealers and banks that ADLLC paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC's Web site (http://www.sec.gov).

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or ADLLC and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Lincoln Benefit does not pay ADLLC a commission for distribution of the Contracts. ADLLC compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract values. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

                               65     PROSPECTUS

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Lincoln Benefit and ADLLC have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2012, consisted of the following:
Keane BPO, LLC (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelly Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.


In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL PROCEEDINGS
There are no pending legal proceedings affecting the Variable Account. Lincoln Benefit is engaged in routine lawsuits which, in our management's judgment, are not of material importance to the respective total assets or material with respect to the Variable Account.

LEGAL MATTERS

All matters of Nebraska law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Nebraska law, have been passed upon by Angela K. Fontana, General Counsel of Lincoln Benefit.


TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to

                               66     PROSPECTUS
your individual circumstances, you should consult a competent tax adviser.

TAXATION OF LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Variable Account, then Lincoln Benefit may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Lincoln Benefit is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives

                               67     PROSPECTUS
than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

PARTIAL ANNUITIZATION
Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

                               68     PROSPECTUS

We administer certain spousal rights under the Contract, and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples, domestic partners or same-sex marriages. You should be aware, however, that federal tax law does not recognize civil union couples, domestic partners or marriage spouses of the same sex. Therefore, we cannot permit a same-sex civil union partner, domestic partner or spouse to continue the Contract within the meaning of the tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Please note there may be federal tax consequences at the death of the first same-sex civil union partner, domestic partner or spouse. Civil union couples, domestic partners and spouses of the same sex should consider that limitation before selecting a spousal benefit under the Contract.

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

MEDICARE TAX ON NET INVESTMENT INCOME. The Patient Protection and Affordable Care Act, also known as the 2010 Health Care Act, included a new Medicare tax on investment income. This new tax, which is effective in 2013, assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,000 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.


If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate

                               69     PROSPECTUS
consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non- resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Lincoln Benefit can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Lincoln Benefit does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and

                               70     PROSPECTUS
the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

                               71     PROSPECTUS

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During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The American Taxpayer Relief Act extended this provision until the end of 2013.

For distributions in tax years beginning after 2005 and before 2014, these rules provide for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 701/2. Special transition rules related to retroactive extension of this tax law provision permit different distribution treatment for Charitable IRA distributions made by January 31, 2013. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deductions, if any, for charitable contributions.


                               72     PROSPECTUS

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please

                               73     PROSPECTUS
consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Lincoln Benefit no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Lincoln Benefit no longer issues annuity contracts to 457 plans.

                               74     PROSPECTUS

ABOUT LINCOLN BENEFIT LIFE COMPANY
--------------------------------------------------------------------------------

Rule 12h-7 under the Securities Exchange Act of 1934, as amended (the "Exchange Act") exempts an insurance company from filing reports under the Exchange Act when the insurance company issues certain types of insurance products that are registered under the Securities Act of 1933 and such products are regulated under state law. The variable annuities described in this prospectus fall within the exemption provided under rule 12h-7. We rely on the exemption provided under rule 12h-7 and do not file reports under the Exchange Act.

                               75     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS
       ---------------------------------------------------------------------
       THE CONTRACTS
       ---------------------------------------------------------------------
       CALCULATION OF ACCUMULATION UNIT VALUES
       ---------------------------------------------------------------------
       CALCULATION OF VARIABLE INCOME PAYMENTS
       ---------------------------------------------------------------------

--------------------------------------------------------------------------------

                     GENERAL MATTERS
                     ----------------------------------------
                     EXPERTS
                     ----------------------------------------
                     FINANCIAL STATEMENTS
                     ----------------------------------------
                     ACCUMULATION UNIT VALUES
                     ----------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               76     PROSPECTUS

APPENDIX A
CONTRACT COMPARISON CHART
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

Feature                                               Classic                          Plus                   Elite
----------------------------------------------------------------------------------------------------------------------------
                                                                              up to 5% depending on
                                                                              issue age and amount of
Credit Enhancement                                     None                   purchase payments               None
----------------------------------------------------------------------------------------------------------------------------
Mortality and Expense
Risk Charge
(Base Contract)                                        1.25%                           1.45%                  1.60%
----------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge                                                               8.5/ 8.5/ 8.5/ 7.5/
(% of purchase payment)                         7/ 7/ 6/ 5/ 4/ 3/ 2               6.5/ 5.5/ 4/2.5            7/ 6/ 5
----------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge                      Confinement, Terminal Illness,         Confinement, Terminal   Confinement, Terminal
Waivers                                Unemployment                           Illness, Unemployment   Illness, Unemployment

------------------------------------------------------------------------------------

Feature                                               Classic                 Select
------------------------------------------------------------------------------------


Credit Enhancement                                     None                   None
------------------------------------------------------------------------------------
Mortality and Expense
Risk Charge
(Base Contract)                                        1.25%                  1.70%
------------------------------------------------------------------------------------
Withdrawal Charge
(% of purchase payment)                         7/ 7/ 6/ 5/ 4/ 3/ 2           None
------------------------------------------------------------------------------------
Withdrawal Charge                      Confinement, Terminal Illness,
Waivers                                Unemployment                            N/A

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

                          DCA Fixed Account Option*
              ---------------------------------------------------
                                Classic    Plus    Elite   Select
              ---------------------------------------------------
                                6-month  6-month  6-month   N/A
              Transfer Periods  ---------------------------------
                                12-month 12-month 12-month  N/A

                 Standard Fixed Account Option (not available in all states)**
-----------------------------------------------------------------------------------------------
                                                      Classic                 Plus Elite Select
-----------------------------------------------------------------------------------------------
                                                      1-year                  N/A   N/A   N/A
                                       --------------------------------------------------------
                                                        N/A                   N/A   N/A   N/A
Guarantee Periods                      --------------------------------------------------------
                                                        N/A                   N/A   N/A   N/A
                                       --------------------------------------------------------
                                                        N/A                   N/A   N/A   N/A

                      MVA Fixed Account Option (not available in all states)***
-----------------------------------------------------------------------------------------------------
                                                      Classic                  Plus    Elite  Select
-----------------------------------------------------------------------------------------------------
                                                      1-year                  1-year  1-year  1-year
                                       --------------------------------------------------------------
                                                      3-year                  3-year  3-year  3-year
                                       --------------------------------------------------------------
Guarantee Periods                                     5-year                  5-year  5-year  5-year
                                       --------------------------------------------------------------
                                                      7-year                  7-year  7-year  7-year
                                       --------------------------------------------------------------
                                                      10-year                 10-year 10-year 10-year

* At the time you allocate a purchase payment to the DCA Fixed Account Option, if you do not specify the term length over which the transfers are to take place, the default transfer period will be 6 months for the 6-month option and 12 months for the 12 month option.

** May be available only in states where the MVA Fixed Account Option is not offered.

*** Not available in states where the Standard Fixed Account Options are offered.

                               77     PROSPECTUS

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I   =   the Treasury Rate for a maturity equal to the term length of the
        Guarantee Period for the week preceding the establishment of the Market
        Value Adjusted Fixed Guarantee Period Account;

J   =   the Treasury Rate for a maturity equal to the term length of the Market
        Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value
        Adjusted Fixed Guarantee Period Account, the date we determine the
        Death Proceeds, or the Payout Start Date, as the case may be ("Market
        Value Adjustment Date").

N   =   the number of whole and partial years from the Market Value Adjustment
        Date to the expiration of the term length of the Market Value Adjusted
        Fixed Guarantee Period Account.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                           .9 X [I-(J + .0025)] X N

The denominator of the MVA formula includes a factor, currently equal to 0.0025 or 25 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Guarantee Period Account.

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                     EXAMPLES OF MARKET VALUE ADJUSTMENT
     Purchase Payment:  $10,000 allocated to a Market Value Adjusted
                        Fixed Guarantee Period Account
     Guarantee Period:  5 years
     Interest Rate:     4.50%
     Full Withdrawal:   End of Contract Year 3
     Contract:          Consultant Solutions Classic*

              EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)
Step 1: Calculate Contract Value at    =   $10,000.00 X (1.045)/3/ =
 End of Contract Year 3:                   $11,411.66
Step 2: Calculate the Free Withdrawal  =   .15 X $10,000 = $1,500
 Amount:
Step 3: Calculate the Withdrawal       =   .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value     I   =   4.50%
 Adjustment:
                                       J   =   4.20%
                                               730 DAYS
                                       N   =   _________  = 2
                                               365 DAYS
                                       Market Value Adjustment Factor: .9 X
                                       [I - (J + .0025)] X N
                                       =   .9 X [.045 - (.042 + .0025)] X 2
                                           = .0009
                                       Market Value Adjustment = Market
                                       Value Adjustment Factor X Amount
                                       Subject To Market Value Adjustment:
                                       =   .0009 X $11,411.66 = $10.27
Step 5: Calculate the amount received  =   $11,411.66 - $510 + $10.27 =
    by Contract owner as a result of       $10,911.93
     full withdrawal at the end of
    Contract Year 3:

                               78     PROSPECTUS

                EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1: Calculate Contract Value at    =   $10,000.00 X (1.045)/3/ =
 End of Contract Year 3:                   $11,411.66
Step 2: Calculate the Free Withdrawal  =   .15 X $10,000 = $1,500
 Amount:
Step 3: Calculate the Withdrawal       =   .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value     I   =   4.50%
 Adjustment:
                                       J   =   4.80%
                                               730 DAYS
                                       N   =   _________  = 2
                                               365 DAYS
                                       Market Value Adjustment Factor: .9 X
                                       [I - (J + .0025)] X N
                                       =   .9 X [(.045 - (.048 + .0025)] X
                                           (2) = -.0099
                                       Market Value Adjustment = Market
                                       Value Adjustment Factor X Amount
                                       Subject To Market Value Adjustment:
                                       =   -.0099 X $11,411.66 = -($112.98)
Step 5: Calculate the amount received  =   $11,411.66 - $510 - $112.98 =
    by Contract owner as a result of       $10,788.68
     full withdrawal at the end of
    Contract Year 3:

* These examples assume the election of the CONSULTANT SOLUTIONS CLASSIC CONTRACT for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under CONSULTANT SOLUTIONS PLUS, CONSULTANT SOLUTIONS ELITE CONTRACTS, and CONSULTANT SOLUTIONS SELECT CONTRACTS which have different expenses and withdrawal charges.

                               79     PROSPECTUS

APPENDIX C
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

       Adjusted age of Annuitant on the Payout Start Date:   65
       -----------------------------------------------------------------
       Sex of Annuitant:                                     male
       -----------------------------------------------------------------
       Income Plan selected:                                 1
       -----------------------------------------------------------------
       Payment frequency:                                    monthly
       -----------------------------------------------------------------
       Amount applied to variable income payments under the
       Income Plan:                                          $100,000.00
       -----------------------------------------------------------------

The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                     3%
--------------------------------------------------------------------------------------------
Guaranteed minimum variable income payment:  85% of the initial variable amount income value
--------------------------------------------------------------------------------------------

STEP 1 - CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

                               80     PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For CONSULTANT SOLUTIONS PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90)).

                                                                                Death Benefit Amount
                                                                  ------------------------------------------------
                                                                                                      Annual
                                                                      ROP Value                  Increase Value**
                                                                  -----------------              -----------------
                                                                  Classic,                       Classic,
                             Beginning                 Contract     Elite             Maximum      Elite
              Type of         Contract  Transaction  Value After     And            Anniversary     And
 Date        Occurrence        Value       Amount     Occurrence   Select    Plus      Value      Select    Plus
------------------------------------------------------------------------------------------------------------------
1/1/06  Contract Anniversary $   55,000            _ $     55,000 $  50,000 $52,000 $     55,000 $  52,500 $54,600
------------------------------------------------------------------------------------------------------------------
7/1/06   Partial Withdrawal  $   60,000 $     15,000 $     45,000 $  37,500 $39,000 $     41,250 $  40,339 $41,953
------------------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                                        Classic, Elite and Select
----------------------------------------------------------------------------------------------------------------------------------
ROP DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)                $15,000
----------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)                $60,000
----------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                         (c)                $50,000
----------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)           $12,500
----------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                           $37,500
----------------------------------------------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)                $15,000
----------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)                $60,000
----------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                         (c)                $55,000
----------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)           $13,750
----------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                           $41,250
----------------------------------------------------------------------------------------------------------------------------------

ANNUAL INCREASE DEATH BENEFIT**
----------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)                $15,000
----------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)                $60,000
----------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days
worth of interest on $52,500 and $54,600, respectively)                                       (c)                $53,786
----------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)           $13,446
----------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                           $40,339
----------------------------------------------------------------------------------------------------------------------------------

                                                                                          Plus
------------------------------------------------------------------------------------------------
ROP DEATH BENEFIT
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                    $52,000
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,000
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $39,000
------------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                    $55,000
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,750
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $41,250
------------------------------------------------------------------------------------------------

ANNUAL INCREASE DEATH BENEFIT**
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days
worth of interest on $52,500 and $54,600, respectively)                                  $55,937
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,984
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $41,953
------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**Calculations for the Annual Increase Death Benefit assume that interest accumulates on a daily basis at a rate equivalent to 5% per year. There may be certain states in which the Benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

                               81     PROSPECTUS

APPENDIX E
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT*
--------------------------------------------------------------------------------

The following are examples of the Enhanced Earnings Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Lincoln Benefit receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

 Excess of Earnings Withdrawals                     =   $0
 Purchase Payments in the 12 months prior to death  =   $0
 In-Force Premium                                   =   $100,000
                                                        ($100,000 + $0 - $0)
 In-Force Earnings                                  =   $25,000
                                                        ($125,000 - $100,000)
 ENHANCED EARNINGS DEATH BENEFIT**                  =   40%*$25,000 = $10,000

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

**If the oldest Contract Owner or Co-Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Lincoln Benefit receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals                     =   $5,000
                                                       ($10,000 - $5,000)
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $95,000
                                                       ($100,000 + $0 - $5,000)
In-Force Earnings                                  =   $19,000
                                                       ($114,000 - $95,000)
ENHANCED EARNINGS DEATH BENEFIT**                  =   40%*$19,000 = $7,600

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

**If the oldest Contract Owner or Co-Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume there is no Co-Annuitant and that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years

                               82     PROSPECTUS
later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Lincoln Benefit receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                     =   $30,000
                                                       ($50,000 - $20,000)
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $120,000
                                                       ($110,000 + $40,000 - $30,000)
In-Force Earnings                                  =   $20,000
                                                       ($140,000 - $120,000)
ENHANCED EARNINGS DEATH BENEFIT**                  =   25%*$20,000 = $5,000

In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 50% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

**If the oldest Contract Owner had been age 70 or younger on the Rider
  Application Date, the Enhanced Earnings Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

EXAMPLE 4: SPOUSAL CONTINUATION:

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Enhanced Earnings Death Benefit Option and MAV Death Benefit Option. In this example, assume that there is no Co-Annuitant and that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Enhanced Earnings Death Benefit Option but without any other option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

 Excess of Earnings Withdrawals                     =   $0
 Purchase Payments in the 12 months prior to death  =   $0
 In-Force Premium                                   =   $100,000
                                                        ($100,000 + $0 - $0)
 In-Force Earnings                                  =   $50,000
                                                        ($150,000 - $100,000)
 ENHANCED EARNINGS DEATH BENEFIT**                  =   40%*$50,000 = $20,000
 Contract Value                                     =   $150,000
 Death Benefit                                      =   $160,000
 Enhanced Earnings Death Benefit                    =   $20,000
 Continuing Contract Value                          =   $180,000
                                                        ($160,000 + $20,000)

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Enhanced Earnings Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Enhanced Earnings Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Enhanced Earnings Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

**If the oldest Contract Owner had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

                               83     PROSPECTUS

APPENDIX F
WITHDRAWAL ADJUSTMENT EXAMPLE - ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

Rider Date: January 1, 2007

Initial Purchase Payment: $50,000 (For CONSULTANT SOLUTIONS PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Initial Benefit Base: $50,000 for CONSULTANT SOLUTIONS CLASSIC, ELITE AND SELECT CONTRACTS, $52,000 for CONSULTANT SOLUTIONS PLUS CONTRACTS (assuming issue age 85 or younger)

                                                                                    Benefit Base
                                                                               -----------------------
                                   Beginning    Transaction   Contract Value   Classic, Elite
  Date     Type of Occurrence   Contract Value     Amount    After Occurrence    and Select     Plus
------------------------------------------------------------------------------------------------------
1/1/2008  Contract Anniversary  $        55,000            _ $          55,000 $        50,000 $52,000
------------------------------------------------------------------------------------------------------
7/1/2008   Partial Withdrawal   $        60,000 $     15,000 $          45,000 $        37,500 $39,000
------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

                                                                              Classic, Elite and Select  Plus
---------------------------------------------------------------------------------------------------------------
BENEFIT BASE
---------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                           (a)                $15,000          $15,000
---------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal              (b)                $60,000          $60,000
---------------------------------------------------------------------------------------------------------------
Value of Benefit Base Immediately Prior to Partial Withdrawal       (c)                $50,000          $52,000
---------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                          [(a)/(b)]*(c)           $12,500          $13,000
---------------------------------------------------------------------------------------------------------------
Adjusted Benefit Base                                                                  $37,500          $39,000
---------------------------------------------------------------------------------------------------------------

* For the purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under CONSULTANT SOLUTIONS PLUS CONTRACTS. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                               84     PROSPECTUS

APPENDIX G - SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1: Assume you purchase a Consultant Solutions contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000 - $25,000)) = $8,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of $40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

                               85     PROSPECTUS

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

                               86     PROSPECTUS

APPENDIX H - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix H presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit values for each Contract. Please contract us at 800-457-7617 to obtain a copy of the Statement of Additional Information.


The LBL Consultant Solutions Classic, Elite, Plus and Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Perkins Small Company Value Portfolio - Service Shares Sub-Account and Oppenheimer Small- & Mid-Cap Growth Fund/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the Invesco V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I Shares Sub-Account and Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I Shares Sub-Account which were first offered under the Contracts on April 27, 2007; and the Janus Aspen Overseas Portfolio - Service Share Sub-Account which was first offered under the Contracts on April 30, 2008; and the Invesco V.I. Government Securities Fund - Series II Sub-Account which was first offered under the Contracts on April 29, 2011; and the Invesco Van Kampen V.I. American Franchise Fund - Series II Sub-Account which was first offered under the Contracts on April 27, 2012.

The name of the following Sub-Accounts changed since December 31, 2012. The name shown in the tables of Accumulation Units correspond to the name of the Sub-Accounts as of December 31, 2012.



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
   2012 (AS APPEARS IN THE FOLLOWING
  TABLES OF ACCUMULATION UNIT VALUES)    SUB-ACCOUNT NAME AS OF MAY 1, 2013
 -----------------------------------------------------------------------------
 Invesco Van Kampen V. I. Value         Invesco V.I. Value Opportunities Fund
 Opportunities Fund - Series II         - Series II
 Invesco Van Kampen V.I. American       Invesco V.I. American Franchise Fund
 Franchise Fund - Series II             - Series II
 Invesco Van Kampen V.I. Mid Cap        Invesco V.I. Mid Cap Growth Portfolio
 Growth Portfolio - Series II           - Series II
 Invesco Van Kampen V.I. Growth and     Invesco V.I. Growth and Income
 Income Portfolio - Series II           Portfolio - Series II
 Legg Mason ClearBridge Variable        ClearBridge Variable All Cap Value
 Fundamental All Cap Value Portfolio -  Portfolio - Class I
 Class I
 Legg Mason ClearBridge Variable Large  ClearBridge Variable Large Cap Value
 Cap Value Portfolio - Class I          Portfolio - Class I
 Oppenheimer Global Securities Fund/VA  Oppenheimer Global Fund/VA - Class 2
 - Service Shares                       Shares
 Oppenheimer Main Street Small- & Mid   Oppenheimer Main Street Small Cap
 Cap Growth Fund/VA - Service Shares    Fund/VA - Class 2 Shares
 Oppenheimer Small- & Mid Cap Growth    Oppenheimer Discovery Mid Cap Growth
 Fund/VA - Service Shares               Fund/VA - Class 2 Shares
 -----------------------------------------------------------------------------





   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS S
                                                   2004       $10.000      $10.219       23,051
                                                   2005       $10.219      $11.509       74,712
                                                   2006       $11.509      $13.506      132,966
                                                   2007       $13.506      $17.746      141,537
                                                   2008       $17.746       $9.582      106,723
                                                   2009        $9.582      $14.244      103,782
                                                   2010       $14.244      $15.967       81,615
                                                   2011       $15.967      $15.653       71,835
                                                   2012       $15.653      $18.204       91,871


                               87     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS S
                                                            2004       $10.000      $10.103      121,781
                                                            2005       $10.103      $11.134      212,340
                                                            2006       $11.134      $11.523      222,959
                                                            2007       $11.523      $13.598      210,459
                                                            2008       $13.598       $7.204      237,432
                                                            2009        $7.204      $10.465      192,485
                                                            2010       $10.465      $11.656      149,608
                                                            2011       $11.656      $11.411      129,818
                                                            2012       $11.411      $12.313      101,373
----------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS S
                                                            2004       $10.000      $10.628       94,790
                                                            2005       $10.628      $11.485      210,380
                                                            2006       $11.485      $12.450      308,342
                                                            2007       $12.450      $16.122      291,878
                                                            2008       $16.122       $6.605      291,655
                                                            2009        $6.605       $9.859      287,119
                                                            2010        $9.859      $11.562      207,809
                                                            2011       $11.562      $10.427      178,217
                                                            2012       $10.427      $11.900      145,851
----------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO--SERVICE CLASS 2
                                                            2004       $10.000      $10.217       56,932
                                                            2005       $10.217      $10.460      111,219
                                                            2006       $10.460      $11.056      134,814
                                                            2007       $11.056      $12.561      148,955
                                                            2008       $12.561       $8.809      146,295
                                                            2009        $8.809      $11.190      119,875
                                                            2010       $11.190      $12.580      112,596
                                                            2011       $12.580      $12.061       77,639
                                                            2012       $12.061      $13.354       57,021
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                            2004       $10.000      $11.389      105,161
                                                            2005       $11.389      $13.106      523,173
                                                            2006       $13.106      $14.408      891,858
                                                            2007       $14.408      $16.672      862,174
                                                            2008       $16.672       $9.425      782,708
                                                            2009        $9.425      $12.596      702,455
                                                            2010       $12.596      $14.529      608,058
                                                            2011       $14.529      $13.934      502,184
                                                            2012       $13.934      $15.965      366,709


                               88     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25



                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.840       248,175
                                                                   2005       $10.840      $11.290       457,976
                                                                   2006       $11.290      $13.358       699,045
                                                                   2007       $13.358      $13.344       675,449
                                                                   2008       $13.344       $7.528       651,012
                                                                   2009        $7.528       $9.646       556,829
                                                                   2010        $9.646      $10.935       507,555
                                                                   2011       $10.935      $10.858       393,828
                                                                   2012       $10.858      $12.538       304,289
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.809       193,118
                                                                   2005        $9.809      $10.209       307,319
                                                                   2006       $10.209      $10.734       362,183
                                                                   2007       $10.734      $13.411       341,543
                                                                   2008       $13.411       $6.971       316,734
                                                                   2009        $6.971       $8.800       268,644
                                                                   2010        $8.800      $10.752       234,521
                                                                   2011       $10.752      $10.604       183,811
                                                                   2012       $10.604      $11.967       111,743
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.668       306,038
                                                                   2005       $10.668      $11.004       812,899
                                                                   2006       $11.004      $12.532     1,175,182
                                                                   2007       $12.532      $13.002     1,100,162
                                                                   2008       $13.002       $8.060     1,084,831
                                                                   2009        $8.060      $10.043       981,330
                                                                   2010       $10.043      $11.366       794,035
                                                                   2011       $11.366      $11.413       670,286
                                                                   2012       $11.413      $13.019       525,991
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.215       172,370
                                                                   2005       $10.215      $10.269       496,639
                                                                   2006       $10.269      $10.549       806,750
                                                                   2007       $10.549      $10.831       811,904
                                                                   2008       $10.831      $10.315       588,837
                                                                   2009       $10.315      $11.750       550,819
                                                                   2010       $11.750      $12.466       526,200
                                                                   2011       $12.466      $13.164       567,827
                                                                   2012       $13.164      $13.713       328,111


                               89     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000       $9.965       319,746
                                                           2005        $9.965      $10.104       913,007
                                                           2006       $10.104      $10.429     1,383,659
                                                           2007       $10.429      $10.797     1,358,656
                                                           2008       $10.797      $10.946     1,573,766
                                                           2009       $10.946      $10.850     1,408,990
                                                           2010       $10.850      $10.711     1,056,049
                                                           2011       $10.711      $10.568       995,591
                                                           2012       $10.568      $10.426       767,257
---------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.931        72,197
                                                           2005       $10.931      $12.810       311,381
                                                           2006       $12.810      $14.883       762,307
                                                           2007       $14.883      $17.185       776,150
                                                           2008       $17.185       $9.500       781,458
                                                           2009        $9.500      $11.829       694,356
                                                           2010       $11.829      $13.167       617,998
                                                           2011       $13.167      $10.737       562,383
                                                           2012       $10.737      $12.750       414,825
---------------------------------------------------------------------------------------------------------
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
 FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                                                           2004       $10.000      $10.599        15,602
                                                           2005       $10.599      $11.890        56,294
                                                           2006       $11.890      $13.065        91,432
                                                           2007       $13.065      $15.819        78,479
                                                           2008       $15.819       $9.249        92,524
                                                           2009        $9.249      $11.614        80,586
                                                           2010       $11.614      $12.741        74,184
                                                           2011       $12.741      $11.745        56,732
                                                           2012       $11.745      $12.099        44,489
---------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION--SERIES II
                                                           2004       $10.000      $10.303        25,665
                                                           2005       $10.303      $11.036        50,990
                                                           2006       $11.036      $11.547        61,199
                                                           2007       $11.547      $12.727        56,382
                                                           2008       $12.727       $7.203        52,348
                                                           2009        $7.203       $8.578        42,532
                                                           2010        $8.578       $9.749        34,260
                                                           2011        $9.749       $8.837        25,164
                                                           2012        $8.837      $10.148             0


                               90     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES II
                                                                       2006       $10.000      $10.800      173,314
                                                                       2007       $10.800      $11.493      185,437
                                                                       2008       $11.493       $7.900      185,880
                                                                       2009        $7.900       $9.974      159,397
                                                                       2010        $9.974      $10.749      157,890
                                                                       2011       $10.749      $10.573      133,055
                                                                       2012       $10.573      $11.850      110,594
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES II
                                                                       2011       $10.000      $12.215      114,080
                                                                       2012       $12.215      $12.317       80,890
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                                       2004       $10.000      $10.989      110,892
                                                                       2005       $10.989      $11.629      253,522
                                                                       2006       $11.629      $12.732      405,969
                                                                       2007       $12.732      $13.725      387,292
                                                                       2008       $13.725       $9.656      323,756
                                                                       2009        $9.656      $12.370      277,636
                                                                       2010       $12.370      $13.885      245,585
                                                                       2011       $13.885      $12.807      221,182
                                                                       2012       $12.807      $13.975      166,828
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
                                                                       2012       $10.000       $9.785       16,939
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND--SERIES II
                                                                       2004       $10.000      $10.187       63,788
                                                                       2005       $10.187      $10.379      164,577
                                                                       2006       $10.379      $10.558      182,914
                                                                       2007       $10.558      $11.145      211,170
                                                                       2008       $11.145      $11.161      357,895
                                                                       2009       $11.161      $11.105      185,515
                                                                       2010       $11.105      $11.491      165,810
                                                                       2011       $11.491      $11.561            0
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                                                                       2004       $10.000      $11.083      135,175
                                                                       2005       $11.083      $11.996      493,860
                                                                       2006       $11.996      $13.725      824,335
                                                                       2007       $13.725      $13.881      783,069
                                                                       2008       $13.881       $9.283      680,370
                                                                       2009        $9.283      $11.365      614,322
                                                                       2010       $11.365      $12.579      526,375
                                                                       2011       $12.579      $12.129      417,385
                                                                       2012       $12.129      $13.681      302,328


                               91     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                       2004       $10.000      $11.112       25,709
                                                                       2005       $11.112      $12.180       47,131
                                                                       2006       $12.180      $12.608       54,285
                                                                       2007       $12.608      $14.626       48,758
                                                                       2008       $14.626       $7.671       44,989
                                                                       2009        $7.671      $11.833       35,133
                                                                       2010       $11.833      $14.857       45,521
                                                                       2011       $14.857      $13.285       26,213
                                                                       2012       $13.285      $14.629       19,233
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND--SERIES II
 FORMERLY, INVESCO V.I. BASIC VALUE FUND--SERIES II
                                                                       2004       $10.000      $10.745      132,216
                                                                       2005       $10.745      $11.176      223,522
                                                                       2006       $11.176      $12.452      287,925
                                                                       2007       $12.452      $12.451      280,725
                                                                       2008       $12.451       $5.907      303,579
                                                                       2009        $5.907       $8.610      262,919
                                                                       2010        $8.610       $9.083      213,414
                                                                       2011        $9.083       $8.657      168,059
                                                                       2012        $8.657      $10.047      118,174
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES
                                                                       2008       $10.000       $7.074      105,650
                                                                       2009        $7.074      $12.496      123,025
                                                                       2010       $12.496      $15.411      123,784
                                                                       2011       $15.411      $10.287       94,045
                                                                       2012       $10.287      $11.485       77,594
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.303       68,978
                                                                       2005       $11.303      $12.266      356,713
                                                                       2006       $12.266      $13.924      564,227
                                                                       2007       $13.924      $14.720      539,843
                                                                       2008       $14.720      $10.470      471,189
                                                                       2009       $10.470      $13.729      408,012
                                                                       2010       $13.729      $15.625      316,553
                                                                       2011       $15.625      $14.955      265,915
                                                                       2012       $14.955      $16.344      197,499
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO--SERVICE SHARES
                                                                       2005       $10.000      $10.974       77,386
                                                                       2006       $10.974      $13.193      178,295
                                                                       2007       $13.193      $12.219      196,175
                                                                       2008       $12.219       $7.724      180,098
                                                                       2009        $7.724       $7.321            0


                               92     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25



                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--SERVICE SHARES
                                                                2004       $10.000      $10.625       54,585
                                                                2005       $10.625      $11.285      153,996
                                                                2006       $11.285      $12.292      242,446
                                                                2007       $12.292      $13.373      234,531
                                                                2008       $13.373      $11.074      193,608
                                                                2009       $11.074      $13.719      209,853
                                                                2010       $13.719      $14.633      179,215
                                                                2011       $14.633      $14.631      148,727
                                                                2012       $14.631      $16.364      109,677
--------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                2004       $10.000      $11.317       32,940
                                                                2005       $11.317      $11.861      115,107
                                                                2006       $11.861      $13.814      165,929
                                                                2007       $13.814      $16.114      179,041
                                                                2008       $16.114      $15.166            0
--------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FORTY PORTFOLIO--SERVICE SHARES
                                                                2004       $10.000      $11.491       14,808
                                                                2005       $11.491      $12.759       76,819
                                                                2006       $12.759      $13.735      168,017
                                                                2007       $13.735      $18.512      143,770
                                                                2008       $18.512      $10.170      144,900
                                                                2009       $10.170      $14.650      134,229
                                                                2010       $14.650      $15.388      118,575
                                                                2011       $15.388      $14.127      100,834
                                                                2012       $14.127      $17.261       67,165
--------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO--
 SERVICE SHARES
                                                                2004       $10.000      $11.339       39,658
                                                                2005       $11.339      $12.407      125,616
                                                                2006       $12.407      $13.558      164,908
                                                                2007       $13.558      $14.194      134,550
                                                                2008       $14.194       $8.928      125,288
                                                                2009        $8.928      $10.793      103,124
                                                                2010       $10.793      $11.587            0
--------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
 PORTFOLIO--CLASS I SHARES
                                                                2007       $10.000       $9.509       48,073
                                                                2008        $9.509       $5.949       43,169
                                                                2009        $5.949       $7.592       39,260
                                                                2010        $7.592       $8.733       32,930
                                                                2011        $8.733       $8.081       27,368
                                                                2012        $8.081       $9.166       26,563


                               93     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25



                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO--
 CLASS I SHARES
                                                                2007       $10.000       $9.749       96,362
                                                                2008        $9.749       $6.191       93,685
                                                                2009        $6.191       $7.604       79,400
                                                                2010        $7.604       $8.211       60,894
                                                                2011        $8.211       $8.502       48,053
                                                                2012        $8.502       $9.771       43,691
--------------------------------------------------------------------------------------------------------------
MFS(R) HIGH INCOME SERIES--SERVICE CLASS
                                                                2004       $10.000      $10.652      105,366
                                                                2005       $10.652      $10.724      209,209
                                                                2006       $10.724      $11.637      238,258
                                                                2007       $11.637      $11.655      216,819
                                                                2008       $11.655       $8.202      178,367
                                                                2009        $8.202      $11.751      144,690
                                                                2010       $11.751      $13.261      136,106
                                                                2011       $13.261      $13.587      113,107
                                                                2012       $13.587      $15.337       80,632
--------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES--SERVICE CLASS
                                                                2004       $10.000      $10.471       19,040
                                                                2005       $10.471      $10.767      229,340
                                                                2006       $10.767      $11.398      467,604
                                                                2007       $11.398      $12.483      434,299
                                                                2008       $12.483       $7.760      408,811
                                                                2009        $7.760      $10.648      318,596
                                                                2010       $10.648      $11.781      265,360
                                                                2011       $11.781      $11.666      228,670
                                                                2012       $11.666      $13.428      156,807
--------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
                                                                2004       $10.000      $10.810        9,814
                                                                2005       $10.810      $11.413       32,676
                                                                2006       $11.413      $12.689       38,786
                                                                2007       $12.689      $13.772       40,966
                                                                2008       $13.772       $9.068       32,809
                                                                2009        $9.068      $11.322       33,920
                                                                2010       $11.322      $12.384       28,628
                                                                2011       $12.384      $11.922       27,057
                                                                2012       $11.922      $13.975       16,900
--------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES--SERVICE CLASS
                                                                2004       $10.000       $9.945       40,927
                                                                2005        $9.945      $10.304       92,908
                                                                2006       $10.304      $11.480      113,307
                                                                2007       $11.480      $11.579      100,633
                                                                2008       $11.579       $6.908       87,061
                                                                2009        $6.908      $11.103       91,123
                                                                2010       $11.103      $14.890      131,452
                                                                2011       $14.890      $13.148       57,960
                                                                2012       $13.148      $15.681       41,545


                               94     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES--SERVICE CLASS
                                                           2004       $10.000      $10.783      128,035
                                                           2005       $10.783      $10.914      326,074
                                                           2006       $10.914      $12.019      375,040
                                                           2007       $12.019      $12.323      335,392
                                                           2008       $12.323       $9.443      283,876
                                                           2009        $9.443      $10.966      279,887
                                                           2010       $10.966      $11.860      248,952
                                                           2011       $11.860      $11.886      198,071
                                                           2012       $11.886      $13.007      127,302
---------------------------------------------------------------------------------------------------------
MFS(R) VALUE SERIES--SERVICE CLASS
                                                           2004       $10.000      $11.175       45,846
                                                           2005       $11.175      $11.737      129,930
                                                           2006       $11.737      $13.954      194,233
                                                           2007       $13.954      $14.810      188,327
                                                           2008       $14.810       $9.826      163,225
                                                           2009        $9.826      $11.869      120,920
                                                           2010       $11.869      $13.023       95,563
                                                           2011       $13.023      $12.787       91,183
                                                           2012       $12.787      $14.618       46,801
---------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                           2004       $10.000      $11.390      123,098
                                                           2005       $11.390      $12.817      340,222
                                                           2006       $12.817      $14.840      463,678
                                                           2007       $14.840      $15.529      425,468
                                                           2008       $15.529       $9.141      339,967
                                                           2009        $9.141      $12.566      318,882
                                                           2010       $12.566      $14.343      214,515
                                                           2011       $14.343      $12.943      179,849
                                                           2012       $12.943      $15.443      146,194
---------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--
 SERVICE SHARES
                                                           2004       $10.000      $11.324      138,676
                                                           2005       $11.324      $12.256      457,975
                                                           2006       $12.256      $13.864      760,414
                                                           2007       $13.864      $13.485      690,006
                                                           2008       $13.485       $8.247      595,786
                                                           2009        $8.247      $11.137      488,782
                                                           2010       $11.137      $13.520      394,097
                                                           2011       $13.520      $13.020      328,526
                                                           2012       $13.020      $15.113      241,866


                               95     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
                                                                 2005       $10.000      $11.723       26,917
                                                                 2006       $11.723      $11.877       87,641
                                                                 2007       $11.877      $12.423       90,045
                                                                 2008       $12.423       $6.224       86,645
                                                                 2009        $6.224       $8.121       82,002
                                                                 2010        $8.121      $10.188       73,066
                                                                 2011       $10.188      $10.134       64,612
                                                                 2012       $10.134      $11.613       51,998
---------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                                 2004       $10.000      $10.382       75,187
                                                                 2005       $10.382      $10.769      276,055
                                                                 2006       $10.769      $10.857      508,415
                                                                 2007       $10.857      $11.099      482,258
                                                                 2008       $11.099      $10.688      356,974
                                                                 2009       $10.688      $12.192      328,033
                                                                 2010       $12.192      $13.050      307,466
                                                                 2011       $13.050      $13.745      255,082
                                                                 2012       $13.745      $15.030      198,826
---------------------------------------------------------------------------------------------------------------
PIMCO VIT MONEY MARKET PORTFOLIO--ADMINISTRATIVE SHARES
                                                                 2004       $10.000       $9.959      167,490
                                                                 2005        $9.959      $10.096      325,748
                                                                 2006       $10.096      $10.420      459,580
                                                                 2007       $10.420      $10.781      401,905
                                                                 2008       $10.781      $10.875      447,414
                                                                 2009       $10.875      $10.740      560,031
                                                                 2010       $10.740      $10.600      537,780
                                                                 2011       $10.600      $10.464      392,314
                                                                 2012       $10.464      $10.329      323,462
---------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                                 2004       $10.000      $10.596      206,384
                                                                 2005       $10.596      $10.671      648,012
                                                                 2006       $10.671      $10.602      937,569
                                                                 2007       $10.602      $11.576      902,299
                                                                 2008       $11.576      $10.615      928,688
                                                                 2009       $10.615      $12.398      713,734
                                                                 2010       $12.398      $13.223      615,212
                                                                 2011       $13.223      $14.568      496,281
                                                                 2012       $14.568      $15.629      375,351


                               96     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.283       249,949
                                                             2005       $10.283      $10.392       653,328
                                                             2006       $10.392      $10.647     1,083,265
                                                             2007       $10.647      $11.424     1,062,806
                                                             2008       $11.424      $11.812       823,099
                                                             2009       $11.812      $13.293       875,022
                                                             2010       $13.293      $14.178       871,323
                                                             2011       $14.178      $14.492       710,717
                                                             2012       $14.492      $15.667       565,502
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                             2004       $10.000      $10.805        38,773
                                                             2005       $10.805      $10.951        61,072
                                                             2006       $10.951      $11.970        86,922
                                                             2007       $11.970      $11.284        76,705
                                                             2008       $11.284       $7.661        66,388
                                                             2009        $7.661       $7.391             0
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                                             2004       $10.000      $11.229       121,721
                                                             2005       $11.229      $10.576       203,935
                                                             2006       $10.576      $11.620       218,567
                                                             2007       $11.620      $12.187       170,119
                                                             2008       $12.187      $11.013             0
-----------------------------------------------------------------------------------------------------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO--II
                                                             2004       $10.000      $10.490        74,071
                                                             2005       $10.490      $10.932       438,125
                                                             2006       $10.932      $11.791       846,349
                                                             2007       $11.791      $13.084       814,281
                                                             2008       $13.084       $7.402       830,392
                                                             2009        $7.402      $10.354       670,845
                                                             2010       $10.354      $11.848       550,687
                                                             2011       $11.848      $11.848       447,857
                                                             2012       $11.848      $13.780       419,459
-----------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
                                                             2004       $10.000      $11.106       299,734
                                                             2005       $11.106      $11.361       948,390
                                                             2006       $11.361      $13.299     1,402,991
                                                             2007       $13.299      $13.516     1,333,577
                                                             2008       $13.516       $8.498     1,156,148
                                                             2009        $8.498      $10.500       989,299
                                                             2010       $10.500      $11.885       793,746
                                                             2011       $11.885      $11.605       637,701
                                                             2012       $11.605      $13.386       445,276


                               97     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25



                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
                                                        2004       $10.000      $10.383       14,496
                                                        2005       $10.383      $11.829       58,864
                                                        2006       $11.829      $12.114       88,585
                                                        2007       $12.114      $14.539       86,678
                                                        2008       $14.539       $7.265       87,977
                                                        2009        $7.265      $11.835       73,057
                                                        2010       $11.835      $14.316       71,085
                                                        2011       $14.316      $13.693       54,754
                                                        2012       $13.693      $15.406       33,571
------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                        2004       $10.000      $12.853      241,544
                                                        2005       $12.853      $14.804      448,864
                                                        2006       $14.804      $20.106      695,926
                                                        2007       $20.106      $16.407      515,759
                                                        2008       $16.407      $10.026      445,861
                                                        2009       $10.026      $12.709      374,792
                                                        2010       $12.709      $16.239      303,954
                                                        2011       $16.239      $16.927      247,891
                                                        2012       $16.927      $19.307      189,555
------------------------------------------------------------------------------------------------------
VAN ECK VIP EMERGING MARKETS FUND--INITIAL CLASS
                                                        2004       $10.000      $12.106       13,596
                                                        2005       $12.106      $15.764       76,101
                                                        2006       $15.764      $21.694      140,010
                                                        2007       $21.694      $29.449      151,951
                                                        2008       $29.449      $10.231       88,994
                                                        2009       $10.231      $21.517      153,256
                                                        2010       $21.517      $26.924      141,498
                                                        2011       $26.924      $19.725       66,474
                                                        2012       $19.725      $25.258       48,444
------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND--INITIAL CLASS
                                                        2004       $10.000      $12.455       25,156
                                                        2005       $12.455      $18.637       98,493
                                                        2006       $18.637      $22.889      151,158
                                                        2007       $22.889      $32.819      197,678
                                                        2008       $32.819      $17.442       80,392
                                                        2009       $17.442      $27.106      126,577
                                                        2010       $27.106      $34.558       69,632
                                                        2011       $34.558      $28.484       56,911
                                                        2012       $28.484      $29.050       40,084


                               98     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE--INITIAL CLASS
                                                                       2004       $10.000       $9.917       33,863
                                                                       2005        $9.917       $9.804       58,131
                                                                       2006        $9.804      $10.509       63,097
                                                                       2007       $10.509      $10.787       68,791
                                                                       2008       $10.787       $9.247      106,076
                                                                       2009        $9.247      $10.387      101,362
                                                                       2010       $10.387      $10.757       99,575
                                                                       2011       $10.757      $10.371       72,358
                                                                       2012       $10.371      $10.367       38,505
---------------------------------------------------------------------------------------------------------------------
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO--CLASS II
 FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD
 BOND PORTFOLIO--CLASS II SHARES
                                                                       2004       $10.000      $10.871      168,236
                                                                       2005       $10.871      $11.105      465,661
                                                                       2006       $11.105      $12.089      703,308
                                                                       2007       $12.089      $11.885      698,823
                                                                       2008       $11.885       $8.104      589,498
                                                                       2009        $8.104      $12.379      454,032
                                                                       2010       $12.379      $14.007      377,768
                                                                       2011       $14.007      $13.994      305,012
                                                                       2012       $13.994      $16.299      243,475



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.


                               99     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS S
                                                            2004       $10.000      $10.134           0
                                                            2005       $10.134      $11.309           0
                                                            2006       $11.309      $13.152           0
                                                            2007       $13.152      $17.121           0
                                                            2008       $17.121       $9.160           0
                                                            2009        $9.160      $13.493           0
                                                            2010       $13.493      $14.987           0
                                                            2011       $14.987      $14.558           0
                                                            2012       $14.558      $16.776           0
----------------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS S
                                                            2004       $10.000      $10.019           0
                                                            2005       $10.019      $10.942           0
                                                            2006       $10.942      $11.220           0
                                                            2007       $11.220      $13.120           0
                                                            2008       $13.120       $6.887           0
                                                            2009        $6.887       $9.913           0
                                                            2010        $9.913      $10.941           0
                                                            2011       $10.941      $10.614           0
                                                            2012       $10.614      $11.347           0
----------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS S
                                                            2004       $10.000      $10.539           0
                                                            2005       $10.539      $11.286           0
                                                            2006       $11.286      $12.123           0
                                                            2007       $12.123      $15.555           0
                                                            2008       $15.555       $6.314      18,946
                                                            2009        $6.314       $9.339      18,946
                                                            2010        $9.339      $10.853           0
                                                            2011       $10.853       $9.697           0
                                                            2012        $9.697      $10.966           0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO--SERVICE CLASS 2
                                                            2004       $10.000      $10.132           0
                                                            2005       $10.132      $10.279           0
                                                            2006       $10.279      $10.765           0
                                                            2007       $10.765      $12.119           0
                                                            2008       $12.119       $8.421         109
                                                            2009        $8.421      $10.600         109
                                                            2010       $10.600      $11.808         108
                                                            2011       $11.808      $11.218         109
                                                            2012       $11.218      $12.307         113


                              100     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $11.295           0
                                                           2005       $11.295      $12.880         303
                                                           2006       $12.880      $14.030         292
                                                           2007       $14.030      $16.085         280
                                                           2008       $16.085       $9.010       1,763
                                                           2009        $9.010      $11.932       1,704
                                                           2010       $11.932      $13.638       1,549
                                                           2011       $13.638      $12.960       1,428
                                                           2012       $12.960      $14.713       1,134
---------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.750           0
                                                           2005       $10.750      $11.095           0
                                                           2006       $11.095      $13.007           0
                                                           2007       $13.007      $12.875           0
                                                           2008       $12.875       $7.197       8,417
                                                           2009        $7.197       $9.137       8,329
                                                           2010        $9.137      $10.264       7,490
                                                           2011       $10.264      $10.099       5,648
                                                           2012       $10.099      $11.555       5,322
---------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000       $9.727           0
                                                           2005        $9.727      $10.032           0
                                                           2006       $10.032      $10.452           0
                                                           2007       $10.452      $12.939           0
                                                           2008       $12.939       $6.664           0
                                                           2009        $6.664       $8.336           0
                                                           2010        $8.336      $10.092           0
                                                           2011       $10.092       $9.863           0
                                                           2012        $9.863      $11.029           0
---------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.579           0
                                                           2005       $10.579      $10.813           0
                                                           2006       $10.813      $12.202           0
                                                           2007       $12.202      $12.544           0
                                                           2008       $12.544       $7.705       1,127
                                                           2009        $7.705       $9.513       1,113
                                                           2010        $9.513      $10.669       1,102
                                                           2011       $10.669      $10.615         136
                                                           2012       $10.615      $11.998         130


                              101     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15



                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.130           0
                                                                   2005       $10.130      $10.091           0
                                                                   2006       $10.091      $10.272           0
                                                                   2007       $10.272      $10.450           0
                                                                   2008       $10.450       $9.861       2,057
                                                                   2009        $9.861      $11.131       2,068
                                                                   2010       $11.131      $11.702       1,842
                                                                   2011       $11.702      $12.244       1,833
                                                                   2012       $12.244      $12.638         246
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.882           0
                                                                   2005        $9.882       $9.929           0
                                                                   2006        $9.929      $10.155           0
                                                                   2007       $10.155      $10.417           0
                                                                   2008       $10.417      $10.465       3,763
                                                                   2009       $10.465      $10.278       4,430
                                                                   2010       $10.278      $10.054       4,467
                                                                   2011       $10.054       $9.829       2,972
                                                                   2012        $9.829       $9.608       3,233
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.840           0
                                                                   2005       $10.840      $12.588           0
                                                                   2006       $12.588      $14.492           0
                                                                   2007       $14.492      $16.580           0
                                                                   2008       $16.580       $9.082       1,097
                                                                   2009        $9.082      $11.205       1,129
                                                                   2010       $11.205      $12.359       1,004
                                                                   2011       $12.359       $9.986       1,039
                                                                   2012        $9.986      $11.750         946
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
 FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                                                                   2004       $10.000      $10.511           0
                                                                   2005       $10.511      $11.684           0
                                                                   2006       $11.684      $12.722           0
                                                                   2007       $12.722      $15.263           0
                                                                   2008       $15.263       $8.841         804
                                                                   2009        $8.841      $11.001         799
                                                                   2010       $11.001      $11.959         796
                                                                   2011       $11.959      $10.924           0
                                                                   2012       $10.924      $11.150           0


                              102     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION--SERIES II
                                                                       2004       $10.000      $10.217           0
                                                                       2005       $10.217      $10.845           0
                                                                       2006       $10.845      $11.244           0
                                                                       2007       $11.244      $12.279           0
                                                                       2008       $12.279       $6.886           0
                                                                       2009        $6.886       $8.126           0
                                                                       2010        $8.126       $9.151           0
                                                                       2011        $9.151       $8.219           0
                                                                       2012        $8.219       $9.410           0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES II
                                                                       2006       $10.000      $10.734           0
                                                                       2007       $10.734      $11.317           0
                                                                       2008       $11.317       $7.708           0
                                                                       2009        $7.708       $9.643           0
                                                                       2010        $9.643      $10.298           0
                                                                       2011       $10.298      $10.037           0
                                                                       2012       $10.037      $11.147           0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES II
                                                                       2011       $10.000      $11.361         267
                                                                       2012       $11.361      $11.351         267
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                                       2004       $10.000      $10.897           0
                                                                       2005       $10.897      $11.427           0
                                                                       2006       $11.427      $12.398           0
                                                                       2007       $12.398      $13.242           0
                                                                       2008       $13.242       $9.231       1,270
                                                                       2009        $9.231      $11.718       1,268
                                                                       2010       $11.718      $13.032       1,264
                                                                       2011       $13.032      $11.911         350
                                                                       2012       $11.911      $12.879         357
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
                                                                       2012       $10.000       $9.018           0
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND--SERIES II
                                                                       2004       $10.000      $10.103           0
                                                                       2005       $10.103      $10.200           0
                                                                       2006       $10.200      $10.281           0
                                                                       2007       $10.281      $10.753           0
                                                                       2008       $10.753      $10.670         267
                                                                       2009       $10.670      $10.520         267
                                                                       2010       $10.520      $10.786         267
                                                                       2011       $10.786      $10.819           0


                              103     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                                                                 2004       $10.000      $10.991           0
                                                                 2005       $10.991      $11.789           0
                                                                 2006       $11.789      $13.365           0
                                                                 2007       $13.365      $13.392           0
                                                                 2008       $13.392       $8.874       6,338
                                                                 2009        $8.874      $10.766       6,552
                                                                 2010       $10.766      $11.807       5,971
                                                                 2011       $11.807      $11.281       5,332
                                                                 2012       $11.281      $12.608       5,132
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                 2004       $10.000      $11.019           0
                                                                 2005       $11.019      $11.969           0
                                                                 2006       $11.969      $12.277           0
                                                                 2007       $12.277      $14.111           0
                                                                 2008       $14.111       $7.333           0
                                                                 2009        $7.333      $11.209           0
                                                                 2010       $11.209      $13.945           0
                                                                 2011       $13.945      $12.356           0
                                                                 2012       $12.356      $13.481           0
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND--SERIES II
 FORMERLY, INVESCO V.I. BASIC VALUE FUND--SERIES II
                                                                 2004       $10.000      $10.656           0
                                                                 2005       $10.656      $10.982           0
                                                                 2006       $10.982      $12.125           0
                                                                 2007       $12.125      $12.013           0
                                                                 2008       $12.013       $5.647       1,098
                                                                 2009        $5.647       $8.155       1,086
                                                                 2010        $8.155       $8.526       1,087
                                                                 2011        $8.526       $8.051          80
                                                                 2012        $8.051       $9.259          75
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES
                                                                 2008       $10.000       $6.762           0
                                                                 2009        $6.762      $11.837           0
                                                                 2010       $11.837      $14.465           0
                                                                 2011       $14.465       $9.568           0
                                                                 2012        $9.568      $10.584           0
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO--SERVICE SHARES
                                                                 2004       $10.000      $11.209           0
                                                                 2005       $11.209      $12.053         577
                                                                 2006       $12.053      $13.558         565
                                                                 2007       $13.558      $14.202         531
                                                                 2008       $14.202      $10.009         547
                                                                 2009       $10.009      $13.005         521
                                                                 2010       $13.005      $14.666         506
                                                                 2011       $14.666      $13.909         509
                                                                 2012       $13.909      $15.063         259


                              104     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO--SERVICE SHARES
                                                                       2005       $10.000      $10.906         0
                                                                       2006       $10.906      $12.993         0
                                                                       2007       $12.993      $11.923         0
                                                                       2008       $11.923       $7.468         0
                                                                       2009        $7.468       $7.057         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $10.537         0
                                                                       2005       $10.537      $11.089         0
                                                                       2006       $11.089      $11.970         0
                                                                       2007       $11.970      $12.902         0
                                                                       2008       $12.902      $10.586         0
                                                                       2009       $10.586      $12.996         0
                                                                       2010       $12.996      $13.735         0
                                                                       2011       $13.735      $13.608         0
                                                                       2012       $13.608      $15.081         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.223         0
                                                                       2005       $11.223      $11.655         0
                                                                       2006       $11.655      $13.452         0
                                                                       2007       $13.452      $15.547         0
                                                                       2008       $15.547      $14.589         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FORTY PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.395         0
                                                                       2005       $11.395      $12.539         0
                                                                       2006       $12.539      $13.375         0
                                                                       2007       $13.375      $17.861         0
                                                                       2008       $17.861       $9.723         0
                                                                       2009        $9.723      $13.877         0
                                                                       2010       $13.877      $14.444         0
                                                                       2011       $14.444      $13.139         0
                                                                       2012       $13.139      $15.907         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO--
 SERVICE SHARES
                                                                       2004       $10.000      $11.245         0
                                                                       2005       $11.245      $12.192         0
                                                                       2006       $12.192      $13.202         0
                                                                       2007       $13.202      $13.695         0
                                                                       2008       $13.695       $8.535         0
                                                                       2009        $8.535      $10.224         0
                                                                       2010       $10.224      $10.943         0


                              105     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
 PORTFOLIO--CLASS I SHARES
                                                                        2007       $10.000       $9.450           0
                                                                        2008        $9.450       $5.858       2,596
                                                                        2009        $5.858       $7.407       2,582
                                                                        2010        $7.407       $8.443       2,570
                                                                        2011        $8.443       $7.742           0
                                                                        2012        $7.742       $8.701           0
----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO--CLASS I
 SHARES
                                                                        2007       $10.000       $9.688           0
                                                                        2008        $9.688       $6.096           0
                                                                        2009        $6.096       $7.419           0
                                                                        2010        $7.419       $7.939           0
                                                                        2011        $7.939       $8.145           0
                                                                        2012        $8.145       $9.275           0
----------------------------------------------------------------------------------------------------------------------
MFS(R) HIGH INCOME SERIES--SERVICE CLASS
                                                                        2004       $10.000      $10.563           0
                                                                        2005       $10.563      $10.538           0
                                                                        2006       $10.538      $11.331           0
                                                                        2007       $11.331      $11.245           0
                                                                        2008       $11.245       $7.842       3,928
                                                                        2009        $7.842      $11.132       3,672
                                                                        2010       $11.132      $12.448       3,380
                                                                        2011       $12.448      $12.637       1,952
                                                                        2012       $12.637      $14.135       1,882
----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES--SERVICE CLASS
                                                                        2004       $10.000      $10.384           0
                                                                        2005       $10.384      $10.580           0
                                                                        2006       $10.580      $11.098           0
                                                                        2007       $12.125      $12.013           0
                                                                        2008       $12.013       $7.419         155
                                                                        2009        $7.419      $10.087         132
                                                                        2010       $10.087      $11.058         129
                                                                        2011       $11.058      $10.850         133
                                                                        2012       $10.850      $12.375         126
----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
                                                                        2004       $10.000      $10.720           0
                                                                        2005       $10.720      $11.215           0
                                                                        2006       $11.215      $12.355           0
                                                                        2007       $11.098      $12.043           0
                                                                        2008       $12.043       $8.669         923
                                                                        2009        $8.669      $10.725         918
                                                                        2010       $10.725      $11.624         914
                                                                        2011       $11.624      $11.088           0
                                                                        2012       $11.088      $12.879           0


                              106     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES--SERVICE CLASS
                                                           2004       $10.000       $9.862           0
                                                           2005        $9.862      $10.126           0
                                                           2006       $10.126      $11.178           0
                                                           2007       $11.178      $11.171           0
                                                           2008       $11.171       $6.604       1,098
                                                           2009        $6.604      $10.518       1,092
                                                           2010       $10.518      $13.976       1,087
                                                           2011       $13.976      $12.229           0
                                                           2012       $12.229      $14.451           0
---------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES--SERVICE CLASS
                                                           2004       $10.000      $10.694           0
                                                           2005       $10.694      $10.725         326
                                                           2006       $10.725      $11.703         314
                                                           2007       $11.703      $11.889         301
                                                           2008       $11.889       $9.027       2,083
                                                           2009        $9.027      $10.388       2,077
                                                           2010       $10.388      $11.133       2,061
                                                           2011       $11.133      $11.055       1,027
                                                           2012       $11.055      $11.987         763
---------------------------------------------------------------------------------------------------------
MFS(R) VALUE SERIES--SERVICE CLASS
                                                           2004       $10.000      $11.082           0
                                                           2005       $11.082      $11.534           0
                                                           2006       $11.534      $13.587           0
                                                           2007       $13.587      $14.288           0
                                                           2008       $14.288       $9.393         858
                                                           2009        $9.393      $11.244         854
                                                           2010       $11.244      $12.224         850
                                                           2011       $12.224      $11.893           0
                                                           2012       $11.893      $13.472           0
---------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                           2004       $10.000      $11.296           0
                                                           2005       $11.296      $12.595           0
                                                           2006       $12.595      $14.450           0
                                                           2007       $14.450      $14.982           0
                                                           2008       $14.982       $8.738      18,728
                                                           2009        $8.738      $11.903      18,643
                                                           2010       $11.903      $13.463       1,017
                                                           2011       $13.463      $12.038         961
                                                           2012       $12.038      $14.232         885


                              107     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--
 SERVICE SHARES
                                                                 2004       $10.000      $11.230           0
                                                                 2005       $11.230      $12.044           0
                                                                 2006       $12.044      $13.500           0
                                                                 2007       $13.500      $13.011           0
                                                                 2008       $13.011       $7.884       2,247
                                                                 2009        $7.884      $10.549       2,138
                                                                 2010       $10.549      $12.690       1,809
                                                                 2011       $12.690      $12.109       1,696
                                                                 2012       $12.109      $13.928         850
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
                                                                 2005       $10.000      $11.651           0
                                                                 2006       $11.651      $11.697           0
                                                                 2007       $11.697      $12.123           0
                                                                 2008       $12.123       $6.018           0
                                                                 2009        $6.018       $7.780           0
                                                                 2010        $7.780       $9.671           0
                                                                 2011        $9.671       $9.533           0
                                                                 2012        $9.533      $10.824           0
---------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                                 2004       $10.000      $10.296           0
                                                                 2005       $10.296      $10.583         511
                                                                 2006       $10.583      $10.572         574
                                                                 2007       $10.572      $10.708         546
                                                                 2008       $10.708      $10.218       4,709
                                                                 2009       $10.218      $11.549       4,792
                                                                 2010       $11.549      $12.249       4,688
                                                                 2011       $12.249      $12.784       3,110
                                                                 2012       $12.784      $13.851         806
---------------------------------------------------------------------------------------------------------------
PIMCO VIT MONEY MARKET PORTFOLIO--ADMINISTRATIVE SHARES
                                                                 2004       $10.000       $9.876           0
                                                                 2005        $9.876       $9.922         602
                                                                 2006        $9.922      $10.147         635
                                                                 2007       $10.147      $10.401         596
                                                                 2008       $10.401      $10.396       3,790
                                                                 2009       $10.396      $10.174       3,856
                                                                 2010       $10.174       $9.950       3,891
                                                                 2011        $9.950       $9.732       1,674
                                                                 2012        $9.732       $9.519       1,607


                              108     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.508           0
                                                             2005       $10.508      $10.487         495
                                                             2006       $10.487      $10.324         477
                                                             2007       $10.324      $11.168         458
                                                             2008       $11.168      $10.148         918
                                                             2009       $10.148      $11.745         923
                                                             2010       $11.745      $12.412         908
                                                             2011       $12.412      $13.550         872
                                                             2012       $13.550      $14.404         473
-----------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.197           0
                                                             2005       $10.197      $10.212           0
                                                             2006       $10.212      $10.368           0
                                                             2007       $10.368      $11.022           0
                                                             2008       $11.022      $11.293       6,237
                                                             2009       $11.293      $12.592       6,277
                                                             2010       $12.592      $13.308       5,926
                                                             2011       $13.308      $13.479       4,412
                                                             2012       $13.479      $14.439         529
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                             2004       $10.000      $10.739           0
                                                             2005       $10.739      $10.785           0
                                                             2006       $10.785      $11.682           0
                                                             2007       $11.682      $10.911           0
                                                             2008       $10.911       $7.340           0
                                                             2009        $7.340       $7.061           0
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                                             2004       $10.000      $11.136           0
                                                             2005       $11.136      $10.393           0
                                                             2006       $10.393      $11.315           0
                                                             2007       $11.315      $11.758           0
                                                             2008       $11.758      $10.620           0
-----------------------------------------------------------------------------------------------------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO--II
                                                             2004       $10.000      $10.403           0
                                                             2005       $10.403      $10.743         348
                                                             2006       $10.743      $11.481         335
                                                             2007       $11.481      $12.623         321
                                                             2008       $12.623       $7.076       2,407
                                                             2009        $7.076       $9.808       2,378
                                                             2010        $9.808      $11.121       2,128
                                                             2011       $11.121      $11.019       2,111
                                                             2012       $11.019      $12.700         231


                              109     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15



                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
                                                      2004       $10.000      $11.014           0
                                                      2005       $11.014      $11.165         764
                                                      2006       $11.165      $12.949         737
                                                      2007       $12.949      $13.040         706
                                                      2008       $13.040       $8.124      18,755
                                                      2009        $8.124       $9.946      18,736
                                                      2010        $9.946      $11.156       2,148
                                                      2011       $11.156      $10.794       1,218
                                                      2012       $10.794      $12.336         802
----------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
                                                      2004       $10.000      $10.297           0
                                                      2005       $10.297      $11.624           0
                                                      2006       $11.624      $11.796           0
                                                      2007       $11.796      $14.027           0
                                                      2008       $14.027       $6.945         336
                                                      2009        $6.945      $11.211         331
                                                      2010       $11.211      $13.437         327
                                                      2011       $13.437      $12.736         324
                                                      2012       $12.736      $14.198         327
----------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                      2004       $10.000      $12.746           0
                                                      2005       $12.746      $14.547         654
                                                      2006       $14.547      $19.578         582
                                                      2007       $19.578      $15.830         630
                                                      2008       $15.830       $9.584      29,447
                                                      2009        $9.584      $12.038      29,312
                                                      2010       $12.038      $15.242       4,699
                                                      2011       $15.242      $15.744       3,609
                                                      2012       $15.744      $17.793       1,615
----------------------------------------------------------------------------------------------------
VAN ECK VIP EMERGING MARKETS FUND--INITIAL CLASS
                                                      2004       $10.000      $12.005           0
                                                      2005       $12.005      $15.491         135
                                                      2006       $15.491      $21.124         130
                                                      2007       $21.124      $28.413         124
                                                      2008       $28.413       $9.781         119
                                                      2009        $9.781      $20.382         119
                                                      2010       $20.382      $25.272         114
                                                      2011       $25.272      $18.346         109
                                                      2012       $18.346      $23.277           0


                              110     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND--INITIAL CLASS
                                                                       2004       $10.000      $12.352           0
                                                                       2005       $12.352      $18.314           0
                                                                       2006       $18.314      $22.288           0
                                                                       2007       $22.288      $31.665           0
                                                                       2008       $31.665      $16.674         818
                                                                       2009       $16.674      $25.677         789
                                                                       2010       $25.677      $32.438         756
                                                                       2011       $32.438      $26.492         641
                                                                       2012       $26.492      $26.772         950
---------------------------------------------------------------------------------------------------------------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE--INITIAL CLASS
                                                                       2004       $10.000       $9.835           0
                                                                       2005        $9.835       $9.634           0
                                                                       2006        $9.634      $10.233           0
                                                                       2007       $10.233      $10.407           0
                                                                       2008       $10.407       $8.840       1,179
                                                                       2009        $8.840       $9.840       1,172
                                                                       2010        $9.840      $10.097       1,167
                                                                       2011       $10.097       $9.646           0
                                                                       2012        $9.646       $9.554           0
---------------------------------------------------------------------------------------------------------------------
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO--CLASS II
 FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD
 BOND PORTFOLIO--CLASS II SHARES
                                                                       2004       $10.000      $10.781           0
                                                                       2005       $10.781      $10.912         322
                                                                       2006       $10.912      $11.771         310
                                                                       2007       $11.771      $11.467         298
                                                                       2008       $11.467       $7.747       1,488
                                                                       2009        $7.747      $11.727       1,421
                                                                       2010       $11.727      $13.147       1,283
                                                                       2011       $13.147      $13.016       1,276
                                                                       2012       $13.016      $15.022         207



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.10%.


                              111     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS S
                                                            2004       $10.000      $10.186       4,734
                                                            2005       $10.186      $11.431       5,217
                                                            2006       $11.431      $13.368      10,380
                                                            2007       $13.368      $17.501      11,158
                                                            2008       $17.501       $9.416      23,230
                                                            2009        $9.416      $13.948      13,955
                                                            2010       $13.948      $15.579       5,543
                                                            2011       $15.579      $15.219       4,559
                                                            2012       $15.219      $17.636       3,457
----------------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS S
                                                            2004       $10.000      $10.070       3,205
                                                            2005       $10.070      $11.059       4,438
                                                            2006       $11.059      $11.405       4,747
                                                            2007       $11.405      $13.411       3,856
                                                            2008       $13.411       $7.079       4,663
                                                            2009        $7.079      $10.247       4,047
                                                            2010       $10.247      $11.373       2,041
                                                            2011       $11.373      $11.095       1,764
                                                            2012       $11.095      $11.929         793
----------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS S
                                                            2004       $10.000      $10.593      16,990
                                                            2005       $10.593      $11.407      22,184
                                                            2006       $11.407      $12.323      32,839
                                                            2007       $12.323      $15.900      22,247
                                                            2008       $15.900       $6.490      21,572
                                                            2009        $6.490       $9.654      11,236
                                                            2010        $9.654      $11.282       7,031
                                                            2011       $11.282      $10.138       5,317
                                                            2012       $10.138      $11.529       4,294
----------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO--SERVICE CLASS 2
                                                            2004       $10.000      $10.184       6,127
                                                            2005       $10.184      $10.390      16,830
                                                            2006       $10.390      $10.942      20,152
                                                            2007       $10.942      $12.387      18,915
                                                            2008       $12.387       $8.657      20,457
                                                            2009        $8.657      $10.957      12,979
                                                            2010       $10.957      $12.275       7,846
                                                            2011       $12.275      $11.727       4,966
                                                            2012       $11.727      $12.937       1,499


                              112     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $11.353      13,482
                                                           2005       $11.353      $13.018      50,412
                                                           2006       $13.018      $14.260      98,161
                                                           2007       $14.260      $16.442      98,587
                                                           2008       $16.442       $9.262      69,273
                                                           2009        $9.262      $12.334      49,531
                                                           2010       $12.334      $14.177      23,726
                                                           2011       $14.177      $13.548      21,964
                                                           2012       $13.548      $15.467      13,387
---------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.805      16,904
                                                           2005       $10.805      $11.214      25,309
                                                           2006       $11.214      $13.221      52,728
                                                           2007       $13.221      $13.160      47,153
                                                           2008       $13.160       $7.398      28,570
                                                           2009        $7.398       $9.445      20,770
                                                           2010        $9.445      $10.670       8,880
                                                           2011       $10.670      $10.557       5,135
                                                           2012       $10.557      $12.147       6,612
---------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000       $9.777       2,742
                                                           2005        $9.777      $10.140       6,853
                                                           2006       $10.140      $10.623       8,255
                                                           2007       $10.623      $13.226       7,221
                                                           2008       $13.226       $6.850       5,106
                                                           2009        $6.850       $8.617       3,946
                                                           2010        $8.617      $10.492       2,279
                                                           2011       $10.492      $10.310       6,878
                                                           2012       $10.310      $11.594         840
---------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.634       7,868
                                                           2005       $10.634      $10.930      38,047
                                                           2006       $10.930      $12.403      65,217
                                                           2007       $12.403      $12.823      59,035
                                                           2008       $12.823       $7.921      48,787
                                                           2009        $7.921       $9.834      31,067
                                                           2010        $9.834      $11.091      25,140
                                                           2011       $11.091      $11.097      17,231
                                                           2012       $11.097      $12.613      16,671


                              113     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6



                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.182       21,758
                                                                   2005       $10.182      $10.199       49,266
                                                                   2006       $10.199      $10.441       73,225
                                                                   2007       $10.441      $10.682       66,985
                                                                   2008       $10.682      $10.137       32,315
                                                                   2009       $10.137      $11.506       24,417
                                                                   2010       $11.506      $12.164       23,917
                                                                   2011       $12.164      $12.799       15,817
                                                                   2012       $12.799      $13.286       10,933
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.933       58,803
                                                                   2005        $9.933      $10.036       68,484
                                                                   2006       $10.036      $10.322      161,389
                                                                   2007       $10.322      $10.648      125,834
                                                                   2008       $10.648      $10.757      157,527
                                                                   2009       $10.757      $10.624       92,275
                                                                   2010       $10.624      $10.451       95,672
                                                                   2011       $10.451      $10.275       48,128
                                                                   2012       $10.275      $10.101       30,696
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.896        3,480
                                                                   2005       $10.896      $12.723       16,347
                                                                   2006       $12.723      $14.730       67,797
                                                                   2007       $14.730      $16.948       84,726
                                                                   2008       $16.948       $9.336       62,637
                                                                   2009        $9.336      $11.583       48,389
                                                                   2010       $11.583      $12.847       18,960
                                                                   2011       $12.847      $10.439        9,501
                                                                   2012       $10.439      $12.352        8,360
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
 FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                                                                   2004       $10.000      $10.565          310
                                                                   2005       $10.565      $11.810          295
                                                                   2006       $11.810      $12.931        8,282
                                                                   2007       $12.931      $15.601        6,921
                                                                   2008       $15.601       $9.088        5,207
                                                                   2009        $9.088      $11.372        5,103
                                                                   2010       $11.372      $12.432        3,286
                                                                   2011       $12.432      $11.419        1,218
                                                                   2012       $11.419      $11.722          723


                              114     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION--SERIES II
                                                                        2004       $10.000      $10.270         209
                                                                        2005       $10.270      $10.962         648
                                                                        2006       $10.962      $11.429       1,382
                                                                        2007       $11.429      $12.551       1,120
                                                                        2008       $12.551       $7.078         840
                                                                        2009        $7.078       $8.400         647
                                                                        2010        $8.400       $9.513         927
                                                                        2011        $9.513       $8.592         384
                                                                        2012        $8.592       $9.855           0
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES II
                                                                        2006       $10.000      $10.774      15,396
                                                                        2007       $10.774      $11.424      18,197
                                                                        2008       $11.424       $7.825      13,767
                                                                        2009        $7.825       $9.844      15,508
                                                                        2010        $9.844      $10.572       7,904
                                                                        2011       $10.572      $10.362       6,374
                                                                        2012       $10.362      $11.572       4,343
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES II
                                                                        2011       $10.000      $11.876         889
                                                                        2012       $11.876      $11.933         888
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                                        2004       $10.000      $10.953       3,434
                                                                        2005       $10.953      $11.550       9,987
                                                                        2006       $11.550      $12.601      25,207
                                                                        2007       $12.601      $13.536      25,250
                                                                        2008       $13.536       $9.489      10,026
                                                                        2009        $9.489      $12.113       7,481
                                                                        2010       $12.113      $13.548       7,476
                                                                        2011       $13.548      $12.452       3,890
                                                                        2012       $12.452      $13.539       3,050
----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
                                                                        2012       $10.000       $9.480         410
----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND--SERIES II
                                                                        2004       $10.000      $10.155       1,515
                                                                        2005       $10.155      $10.309       3,666
                                                                        2006       $10.309      $10.449       6,825
                                                                        2007       $10.449      $10.992       5,828
                                                                        2008       $10.992      $10.968       4,131
                                                                        2009       $10.968      $10.875       2,469
                                                                        2010       $10.875      $11.212       1,400
                                                                        2011       $11.212      $11.267           0


                              115     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                                                                 2004       $10.000      $11.047       8,999
                                                                 2005       $11.047      $11.915      42,450
                                                                 2006       $11.915      $13.585      65,009
                                                                 2007       $13.585      $13.689      61,062
                                                                 2008       $13.689       $9.122      42,540
                                                                 2009        $9.122      $11.129      24,464
                                                                 2010       $11.129      $12.273      12,069
                                                                 2011       $12.273      $11.792       6,451
                                                                 2012       $11.792      $13.255       5,229
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                 2004       $10.000      $11.076         625
                                                                 2005       $11.076      $12.098       1,444
                                                                 2006       $12.098      $12.478       1,436
                                                                 2007       $12.478      $14.424         713
                                                                 2008       $14.424       $7.538         715
                                                                 2009        $7.538      $11.587         659
                                                                 2010       $11.587      $14.496         750
                                                                 2011       $14.496      $12.917         617
                                                                 2012       $12.917      $14.173         478
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND--SERIES II
 FORMERLY, INVESCO V.I. BASIC VALUE FUND--SERIES II
                                                                 2004       $10.000      $10.710      14,119
                                                                 2005       $10.710      $11.100      26,910
                                                                 2006       $11.100      $12.324      26,039
                                                                 2007       $12.324      $12.279      15,073
                                                                 2008       $12.279       $5.805       4,867
                                                                 2009        $5.805       $8.431       2,549
                                                                 2010        $8.431       $8.863       1,587
                                                                 2011        $8.863       $8.417       1,390
                                                                 2012        $8.417       $9.734       1,353
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES
                                                                 2008       $10.000       $6.951       5,243
                                                                 2009        $6.951      $12.236       3,147
                                                                 2010       $12.236      $15.037       4,829
                                                                 2011       $15.037      $10.002         580
                                                                 2012       $10.002      $11.127         398
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO--SERVICE SHARES
                                                                 2004       $10.000      $11.266      12,402
                                                                 2005       $11.266      $12.183      48,976
                                                                 2006       $12.183      $13.781      59,842
                                                                 2007       $13.781      $14.517      53,518
                                                                 2008       $14.517      $10.289      34,104
                                                                 2009       $10.289      $13.444      24,911
                                                                 2010       $13.444      $15.246      13,338
                                                                 2011       $15.246      $14.540       8,153
                                                                 2012       $14.540      $15.835       2,351


                              116     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO--SERVICE SHARES
                                                                       2005       $10.000      $10.947      17,047
                                                                       2006       $10.947      $13.116      20,417
                                                                       2007       $13.116      $12.103      23,686
                                                                       2008       $12.103       $7.624      18,835
                                                                       2009        $7.624       $7.217           0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $10.591      20,549
                                                                       2005       $10.591      $11.209      24,673
                                                                       2006       $11.209      $12.166      20,866
                                                                       2007       $12.166      $13.188      19,377
                                                                       2008       $13.188      $10.882      23,268
                                                                       2009       $10.882      $13.434      15,495
                                                                       2010       $13.434      $14.278      12,291
                                                                       2011       $14.278      $14.226      10,648
                                                                       2012       $14.226      $15.854       6,237
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.280         282
                                                                       2005       $11.280      $11.781       1,583
                                                                       2006       $11.781      $13.672       5,830
                                                                       2007       $13.672      $15.892       7,627
                                                                       2008       $15.892      $14.940           0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FORTY PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.454          16
                                                                       2005       $11.454      $12.673       5,639
                                                                       2006       $12.673      $13.594      14,144
                                                                       2007       $13.594      $18.257      18,465
                                                                       2008       $18.257       $9.994      10,342
                                                                       2009        $9.994      $14.345      10,515
                                                                       2010       $14.345      $15.015       3,195
                                                                       2011       $15.015      $13.736       2,150
                                                                       2012       $13.736      $16.723       1,689
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO--SERVICE
 SHARES
                                                                       2004       $10.000      $11.302       9,724
                                                                       2005       $11.302      $12.323      16,649
                                                                       2006       $12.323      $13.419      21,808
                                                                       2007       $13.419      $13.998      20,140
                                                                       2008       $13.998       $8.773      14,493
                                                                       2009        $8.773      $10.569       9,316
                                                                       2010       $10.569      $11.333           0


                              117     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
 PORTFOLIO--CLASS I SHARES
                                                                        2007       $10.000       $9.486       4,256
                                                                        2008        $9.486       $5.914       1,123
                                                                        2009        $5.914       $7.520       1,578
                                                                        2010        $7.520       $8.619       1,081
                                                                        2011        $8.619       $7.948         320
                                                                        2012        $7.948       $8.983         320
----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO--CLASS I
 SHARES
                                                                        2007       $10.000       $9.725      16,715
                                                                        2008        $9.725       $6.154      14,358
                                                                        2009        $6.154       $7.532      11,945
                                                                        2010        $7.532       $8.104       3,027
                                                                        2011        $8.104       $8.362       1,134
                                                                        2012        $8.362       $9.576       3,170
----------------------------------------------------------------------------------------------------------------------
MFS(R) HIGH INCOME SERIES--SERVICE CLASS
                                                                        2004       $10.000      $10.617       5,239
                                                                        2005       $10.617      $10.651       8,859
                                                                        2006       $10.651      $11.517       9,006
                                                                        2007       $11.517      $11.495       8,010
                                                                        2008       $11.495       $8.061       5,959
                                                                        2009        $8.061      $11.507       4,547
                                                                        2010       $11.507      $12.940       3,042
                                                                        2011       $12.940      $13.210       1,990
                                                                        2012       $13.210      $14.859       1,450
----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES--SERVICE CLASS
                                                                        2004       $10.000      $10.437           0
                                                                        2005       $10.437      $10.694      20,459
                                                                        2006       $10.694      $11.281      40,226
                                                                        2007       $11.281      $12.310      35,303
                                                                        2008       $12.310       $7.626      25,945
                                                                        2009        $7.626      $10.427      17,812
                                                                        2010       $10.427      $11.495       5,120
                                                                        2011       $11.495      $11.342       5,750
                                                                        2012       $11.342      $13.009       1,691
----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
                                                                        2004       $10.000      $10.775       1,497
                                                                        2005       $10.775      $11.336       2,187
                                                                        2006       $11.336      $12.558       2,311
                                                                        2007       $12.558      $13.582       2,327
                                                                        2008       $13.582       $8.911       2,892
                                                                        2009        $8.911      $11.086       3,394
                                                                        2010       $11.086      $12.084       1,009
                                                                        2011       $12.084      $11.591         845
                                                                        2012       $11.591      $13.540       3,469


                              118     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES--SERVICE CLASS
                                                           2004       $10.000       $9.912           0
                                                           2005        $9.912      $10.235       1,241
                                                           2006       $10.235      $11.362       2,619
                                                           2007       $11.362      $11.419       2,212
                                                           2008       $11.419       $6.789         512
                                                           2009        $6.789      $10.872         580
                                                           2010       $10.872      $14.529       2,245
                                                           2011       $14.529      $12.784         206
                                                           2012       $12.784      $15.192           0
---------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES--SERVICE CLASS
                                                           2004       $10.000      $10.748      24,820
                                                           2005       $10.748      $10.841      43,498
                                                           2006       $10.841      $11.896      48,499
                                                           2007       $11.896      $12.153      36,646
                                                           2008       $12.153       $9.279      30,804
                                                           2009        $9.279      $10.738      24,445
                                                           2010       $10.738      $11.573       4,986
                                                           2011       $11.573      $11.557       4,481
                                                           2012       $11.557      $12.602       3,966
---------------------------------------------------------------------------------------------------------
MFS(R) VALUE SERIES--SERVICE CLASS
                                                           2004       $10.000      $11.139       1,555
                                                           2005       $11.139      $11.658       7,507
                                                           2006       $11.658      $13.810      10,015
                                                           2007       $13.810      $14.605      11,214
                                                           2008       $14.605       $9.656      15,987
                                                           2009        $9.656      $11.623       5,318
                                                           2010       $11.623      $12.707       1,869
                                                           2011       $12.707      $12.433         874
                                                           2012       $12.433      $14.162         615
---------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                           2004       $10.000      $11.354      12,335
                                                           2005       $11.354      $12.730      23,494
                                                           2006       $12.730      $14.688      32,798
                                                           2007       $14.688      $15.315      24,924
                                                           2008       $15.315       $8.982      23,059
                                                           2009        $8.982      $12.305      10,881
                                                           2010       $12.305      $13.995       9,555
                                                           2011       $13.995      $12.584       8,198
                                                           2012       $12.584      $14.962       5,690


                              119     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--SERVICE
 SHARES
                                                                  2004       $10.000      $11.287        4,631
                                                                  2005       $11.287      $12.174       27,646
                                                                  2006       $12.174      $13.721       40,614
                                                                  2007       $13.721      $13.299       39,454
                                                                  2008       $13.299       $8.105       24,375
                                                                  2009        $8.105      $10.905       13,961
                                                                  2010       $10.905      $13.191        7,439
                                                                  2011       $13.191      $12.659        3,339
                                                                  2012       $12.659      $14.642        3,301
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
                                                                  2005       $10.000      $11.695        2,405
                                                                  2006       $11.695      $11.807       10,770
                                                                  2007       $11.807      $12.306       10,772
                                                                  2008       $12.306       $6.143       10,137
                                                                  2009        $6.143       $7.987        8,923
                                                                  2010        $7.987       $9.984       12,682
                                                                  2011        $9.984       $9.897        3,274
                                                                  2012        $9.897      $11.301          332
----------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                                  2004       $10.000      $10.348        4,619
                                                                  2005       $10.348      $10.696       28,950
                                                                  2006       $10.696      $10.745       45,056
                                                                  2007       $10.745      $10.946       43,735
                                                                  2008       $10.946      $10.503       23,896
                                                                  2009       $10.503      $11.939       12,188
                                                                  2010       $11.939      $12.733       10,058
                                                                  2011       $12.733      $13.364        5,594
                                                                  2012       $13.364      $14.561        7,941
----------------------------------------------------------------------------------------------------------------
PIMCO VIT MONEY MARKET PORTFOLIO--ADMINISTRATIVE SHARES
                                                                  2004       $10.000       $9.927        4,061
                                                                  2005        $9.927      $10.028       17,626
                                                                  2006       $10.028      $10.313      110,294
                                                                  2007       $10.313      $10.632       72,629
                                                                  2008       $10.632      $10.687       73,225
                                                                  2009       $10.687      $10.517       32,253
                                                                  2010       $10.517      $10.343       20,402
                                                                  2011       $10.343      $10.174       15,383
                                                                  2012       $10.174      $10.007       11,760


                              120     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.562      24,840
                                                             2005       $10.562      $10.599      77,486
                                                             2006       $10.599      $10.493      72,477
                                                             2007       $10.493      $11.416      60,196
                                                             2008       $11.416      $10.432      34,791
                                                             2009       $10.432      $12.141      21,242
                                                             2010       $12.141      $12.902      14,123
                                                             2011       $12.902      $14.164      21,288
                                                             2012       $14.164      $15.142      18,459
-----------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.250      19,456
                                                             2005       $10.250      $10.322      47,858
                                                             2006       $10.322      $10.538      83,160
                                                             2007       $10.538      $11.266      81,848
                                                             2008       $11.266      $11.608      60,359
                                                             2009       $11.608      $13.017      40,000
                                                             2010       $13.017      $13.834      33,201
                                                             2011       $13.834      $14.090      22,858
                                                             2012       $14.090      $15.179      18,280
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                             2004       $10.000      $10.779       3,706
                                                             2005       $10.779      $10.887       5,953
                                                             2006       $10.887      $11.858       5,951
                                                             2007       $11.858      $11.138       5,481
                                                             2008       $11.138       $7.535       3,960
                                                             2009        $7.535       $7.261           0
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                                             2004       $10.000      $11.193      12,083
                                                             2005       $11.193      $10.505      19,478
                                                             2006       $10.505      $11.501      22,405
                                                             2007       $11.501      $12.019      16,051
                                                             2008       $12.019      $10.859           0
-----------------------------------------------------------------------------------------------------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO--II
                                                             2004       $10.000      $10.456       6,385
                                                             2005       $10.456      $10.858      40,786
                                                             2006       $10.858      $11.670      75,772
                                                             2007       $11.670      $12.903      81,626
                                                             2008       $12.903       $7.274      62,701
                                                             2009        $7.274      $10.138      40,435
                                                             2010       $10.138      $11.561      17,197
                                                             2011       $11.561      $11.519      10,165
                                                             2012       $11.519      $13.351       6,390


                              121     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6



                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
                                                      2004       $10.000      $11.070       26,985
                                                      2005       $11.070      $11.285       92,669
                                                      2006       $11.285      $13.162      137,043
                                                      2007       $13.162      $13.329      129,012
                                                      2008       $13.329       $8.351       99,308
                                                      2009        $8.351      $10.281       73,212
                                                      2010       $10.281      $11.597       25,536
                                                      2011       $11.597      $11.284       12,800
                                                      2012       $11.284      $12.968       12,131
----------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
                                                      2004       $10.000      $10.349       13,593
                                                      2005       $10.349      $11.749       18,729
                                                      2006       $11.749      $11.990       17,724
                                                      2007       $11.990      $14.338        6,708
                                                      2008       $14.338       $7.139        4,442
                                                      2009        $7.139      $11.589        2,932
                                                      2010       $11.589      $13.968          450
                                                      2011       $13.968      $13.314          293
                                                      2012       $13.314      $14.926          228
----------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                      2004       $10.000      $12.811        8,873
                                                      2005       $12.811      $14.704       41,284
                                                      2006       $14.704      $19.900       69,224
                                                      2007       $19.900      $16.181       49,043
                                                      2008       $16.181       $9.852       38,054
                                                      2009        $9.852      $12.444       33,843
                                                      2010       $12.444      $15.845       19,381
                                                      2011       $15.845      $16.458        8,481
                                                      2012       $16.458      $18.705        7,027
----------------------------------------------------------------------------------------------------
VAN ECK VIP EMERGING MARKETS FUND--INITIAL CLASS
                                                      2004       $10.000      $12.067        1,588
                                                      2005       $12.067      $15.658       12,064
                                                      2006       $15.658      $21.471       13,500
                                                      2007       $21.471      $29.043       16,859
                                                      2008       $29.043      $10.054       11,964
                                                      2009       $10.054      $21.070       11,191
                                                      2010       $21.070      $26.271        2,198
                                                      2011       $26.271      $19.178        1,130
                                                      2012       $19.178      $24.471          998


                              122     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND--INITIAL CLASS
                                                                       2004       $10.000      $12.415      10,175
                                                                       2005       $12.415      $18.511      27,980
                                                                       2006       $18.511      $22.654      38,120
                                                                       2007       $22.654      $32.366      35,969
                                                                       2008       $32.366      $17.140      19,035
                                                                       2009       $17.140      $26.543      17,279
                                                                       2010       $26.543      $33.720       8,793
                                                                       2011       $33.720      $27.694       8,168
                                                                       2012       $27.694      $28.144       8,014
---------------------------------------------------------------------------------------------------------------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE--INITIAL CLASS
                                                                       2004       $10.000       $9.885           0
                                                                       2005        $9.885       $9.738       1,220
                                                                       2006        $9.738      $10.401       1,929
                                                                       2007       $10.401      $10.638       1,607
                                                                       2008       $10.638       $9.087       2,544
                                                                       2009        $9.087      $10.171       2,363
                                                                       2010       $10.171      $10.496         574
                                                                       2011       $10.496      $10.084         518
                                                                       2012       $10.084      $10.044         556
---------------------------------------------------------------------------------------------------------------------
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO--CLASS II
 FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD
 BOND PORTFOLIO--CLASS II SHARES
                                                                       2004       $10.000      $10.836      18,080
                                                                       2005       $10.836      $11.030      43,334
                                                                       2006       $11.030      $11.964      67,099
                                                                       2007       $11.964      $11.721      64,359
                                                                       2008       $11.721       $7.963      43,788
                                                                       2009        $7.963      $12.122      22,070
                                                                       2010       $12.122      $13.667      14,823
                                                                       2011       $13.667      $13.606      12,099
                                                                       2012       $13.606      $15.792       5,568



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.10%.


                              123     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS S
                                                            2004       $10.000      $10.101         0
                                                            2005       $10.101      $11.232         0
                                                            2006       $11.232      $13.015         0
                                                            2007       $13.015      $16.883         0
                                                            2008       $16.883       $9.000         0
                                                            2009        $9.000      $13.210         0
                                                            2010       $13.210      $14.620         0
                                                            2011       $14.620      $14.151         0
                                                            2012       $14.151      $16.249         0
----------------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS S
                                                            2004       $10.000       $9.986         0
                                                            2005        $9.986      $10.867         0
                                                            2006       $10.867      $11.104         0
                                                            2007       $11.104      $12.937         0
                                                            2008       $12.937       $6.767         0
                                                            2009        $6.767       $9.705         0
                                                            2010        $9.705      $10.673         0
                                                            2011       $10.673      $10.317         0
                                                            2012       $10.317      $10.990         0
----------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS S
                                                            2004       $10.000      $10.505         0
                                                            2005       $10.505      $11.209         0
                                                            2006       $11.209      $11.998         0
                                                            2007       $11.998      $15.338         0
                                                            2008       $15.338       $6.204         0
                                                            2009        $6.204       $9.143         0
                                                            2010        $9.143      $10.587         0
                                                            2011       $10.587       $9.426         0
                                                            2012        $9.426      $10.621         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO--SERVICE CLASS 2
                                                            2004       $10.000      $10.099         0
                                                            2005       $10.099      $10.209         0
                                                            2006       $10.209      $10.654         0
                                                            2007       $10.654      $11.950         0
                                                            2008       $11.950       $8.274         0
                                                            2009        $8.274      $10.377         0
                                                            2010       $10.377      $11.519         0
                                                            2011       $11.519      $10.904         0
                                                            2012       $10.904      $11.919         0


                              124     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                            2004       $10.000      $11.258         0
                                                            2005       $11.258      $12.792         0
                                                            2006       $12.792      $13.885         0
                                                            2007       $13.885      $15.861         0
                                                            2008       $15.861       $8.853         0
                                                            2009        $8.853      $11.681         0
                                                            2010       $11.681      $13.304         0
                                                            2011       $13.304      $12.598         0
                                                            2012       $12.598      $14.250         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2004       $10.000      $10.715         0
                                                            2005       $10.715      $11.019         0
                                                            2006       $11.019      $12.872         0
                                                            2007       $12.872      $12.695         0
                                                            2008       $12.695       $7.071         0
                                                            2009        $7.071       $8.945         0
                                                            2010        $8.945      $10.012         0
                                                            2011       $10.012       $9.817         0
                                                            2012        $9.817      $11.191         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--SERVICE CLASS 2
                                                            2004       $10.000       $9.695         0
                                                            2005        $9.695       $9.964         0
                                                            2006        $9.964      $10.343         0
                                                            2007       $10.343      $12.759         0
                                                            2008       $12.759       $6.547         0
                                                            2009        $6.547       $8.161         0
                                                            2010        $8.161       $9.845         0
                                                            2011        $9.845       $9.587         0
                                                            2012        $9.587      $10.682         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                            2004       $10.000      $10.545         0
                                                            2005       $10.545      $10.740         0
                                                            2006       $10.740      $12.076         0
                                                            2007       $12.076      $12.370         0
                                                            2008       $12.370       $7.571         0
                                                            2009        $7.571       $9.313         0
                                                            2010        $9.313      $10.408         0
                                                            2011       $10.408      $10.318         0
                                                            2012       $10.318      $11.620         0


                              125     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5



                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS 2
                                                                    2004       $10.000      $10.097         0
                                                                    2005       $10.097      $10.022         0
                                                                    2006       $10.022      $10.166         0
                                                                    2007       $10.166      $10.305         0
                                                                    2008       $10.305       $9.689         0
                                                                    2009        $9.689      $10.897         0
                                                                    2010       $10.897      $11.415         0
                                                                    2011       $11.415      $11.902         0
                                                                    2012       $11.902      $12.241         0
------------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                                    2004       $10.000       $9.850         0
                                                                    2005        $9.850       $9.861         0
                                                                    2006        $9.861      $10.049         0
                                                                    2007       $10.049      $10.272         0
                                                                    2008       $10.272      $10.282         0
                                                                    2009       $10.282      $10.062         0
                                                                    2010       $10.062       $9.808         0
                                                                    2011        $9.808       $9.554         0
                                                                    2012        $9.554       $9.306         0
------------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--SERVICE CLASS 2
                                                                    2004       $10.000      $10.805         0
                                                                    2005       $10.805      $12.502         0
                                                                    2006       $12.502      $14.342         0
                                                                    2007       $14.342      $16.349         0
                                                                    2008       $16.349       $8.923         0
                                                                    2009        $8.923      $10.970         0
                                                                    2010       $10.970      $12.056         0
                                                                    2011       $12.056       $9.707         0
                                                                    2012        $9.707      $11.380         0
------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
 FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                                                                    2004       $10.000      $10.477         0
                                                                    2005       $10.477      $11.604         0
                                                                    2006       $11.604      $12.590         0
                                                                    2007       $12.590      $15.050         0
                                                                    2008       $15.050       $8.687         0
                                                                    2009        $8.687      $10.771         0
                                                                    2010       $10.771      $11.667         0
                                                                    2011       $11.667      $10.618         0
                                                                    2012       $10.618      $10.800         0


                              126     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION--SERIES II
                                                                       2004       $10.000      $10.184         0
                                                                       2005       $10.184      $10.771         0
                                                                       2006       $10.771      $11.127         0
                                                                       2007       $11.127      $12.108         0
                                                                       2008       $12.108       $6.766         0
                                                                       2009        $6.766       $7.955         0
                                                                       2010        $7.955       $8.927         0
                                                                       2011        $8.927       $7.989         0
                                                                       2012        $7.989       $9.136         0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES II
                                                                       2006       $10.000      $10.708         0
                                                                       2007       $10.708      $11.250         0
                                                                       2008       $11.250       $7.634         0
                                                                       2009        $7.634       $9.517         0
                                                                       2010        $9.517      $10.127         0
                                                                       2011       $10.127       $9.835         0
                                                                       2012        $9.835      $10.883         0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES II
                                                                       2011       $10.000      $11.043         0
                                                                       2012       $11.043      $10.994         0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                                       2004       $10.000      $10.862         0
                                                                       2005       $10.862      $11.349         0
                                                                       2006       $11.349      $12.269         0
                                                                       2007       $12.269      $13.058         0
                                                                       2008       $13.058       $9.070         0
                                                                       2009        $9.070      $11.472         0
                                                                       2010       $11.472      $12.713         0
                                                                       2011       $12.713      $11.578         0
                                                                       2012       $11.578      $12.474         0
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
                                                                       2012       $10.000       $8.734         0
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND--SERIES II
                                                                       2004       $10.000      $10.070         0
                                                                       2005       $10.070      $10.130         0
                                                                       2006       $10.130      $10.174         0
                                                                       2007       $10.174      $10.603         0
                                                                       2008       $10.603      $10.484         0
                                                                       2009       $10.484      $10.299         0
                                                                       2010       $10.299      $10.522         0
                                                                       2011       $10.522      $10.542         0


                              127     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                                                                 2004       $10.000      $10.955         0
                                                                 2005       $10.955      $11.708         0
                                                                 2006       $11.708      $13.227         0
                                                                 2007       $13.227      $13.206         0
                                                                 2008       $13.206       $8.719         0
                                                                 2009        $8.719      $10.540         0
                                                                 2010       $10.540      $11.518         0
                                                                 2011       $11.518      $10.965         0
                                                                 2012       $10.965      $12.212         0
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                 2004       $10.000      $10.984         0
                                                                 2005       $10.984      $11.888         0
                                                                 2006       $11.888      $12.149         0
                                                                 2007       $12.149      $13.914         0
                                                                 2008       $13.914       $7.205         0
                                                                 2009        $7.205      $10.974         0
                                                                 2010       $10.974      $13.604         0
                                                                 2011       $13.604      $12.010         0
                                                                 2012       $12.010      $13.057         0
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND--SERIES II
 FORMERLY, INVESCO V.I. BASIC VALUE FUND--SERIES II
                                                                 2004       $10.000      $10.621         0
                                                                 2005       $10.621      $10.907         0
                                                                 2006       $10.907      $12.000         0
                                                                 2007       $12.000      $11.845         0
                                                                 2008       $11.845       $5.549         0
                                                                 2009        $5.549       $7.984         0
                                                                 2010        $7.984       $8.317         0
                                                                 2011        $8.317       $7.826         0
                                                                 2012        $7.826       $8.968         0
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES
                                                                 2008       $10.000       $6.644         0
                                                                 2009        $6.644      $11.588         0
                                                                 2010       $11.588      $14.111         0
                                                                 2011       $14.111       $9.300         0
                                                                 2012        $9.300      $10.251         0


                              128     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.172         0
                                                                       2005       $11.172      $11.971         0
                                                                       2006       $11.971      $13.418         0
                                                                       2007       $13.418      $14.004         0
                                                                       2008       $14.004       $9.835         0
                                                                       2009        $9.835      $12.732         0
                                                                       2010       $12.732      $14.307         0
                                                                       2011       $14.307      $13.520         0
                                                                       2012       $13.520      $14.589         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO--SERVICE SHARES
                                                                       2005       $10.000      $10.880         0
                                                                       2006       $10.880      $12.916         0
                                                                       2007       $12.916      $11.809         0
                                                                       2008       $11.809       $7.371         0
                                                                       2009        $7.371       $6.956         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $10.502         0
                                                                       2005       $10.502      $11.014         0
                                                                       2006       $11.014      $11.846         0
                                                                       2007       $11.846      $12.723         0
                                                                       2008       $12.723      $10.402         0
                                                                       2009       $10.402      $12.723         0
                                                                       2010       $12.723      $13.399         0
                                                                       2011       $13.399      $13.228         0
                                                                       2012       $13.228      $14.606         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.186         0
                                                                       2005       $11.186      $11.576         0
                                                                       2006       $11.576      $13.312         0
                                                                       2007       $13.312      $15.331         0
                                                                       2008       $15.331      $14.368         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FORTY PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.358         0
                                                                       2005       $11.358      $12.453         0
                                                                       2006       $12.453      $13.236         0
                                                                       2007       $13.236      $17.612         0
                                                                       2008       $17.612       $9.553         0
                                                                       2009        $9.553      $13.586         0
                                                                       2010       $13.586      $14.090         0
                                                                       2011       $14.090      $12.772         0
                                                                       2012       $12.772      $15.407         0


                              129     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5



                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO--SERVICE
 SHARES
                                                                    2004       $10.000      $11.208         0
                                                                    2005       $11.208      $12.109         0
                                                                    2006       $12.109      $13.065         0
                                                                    2007       $13.065      $13.504         0
                                                                    2008       $13.504       $8.386         0
                                                                    2009        $8.386      $10.010         0
                                                                    2010       $10.010      $10.701         0
------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
 PORTFOLIO--CLASS I SHARES
                                                                    2007       $10.000       $9.427         0
                                                                    2008        $9.427       $5.823         0
                                                                    2009        $5.823       $7.337         0
                                                                    2010        $7.337       $8.332         0
                                                                    2011        $8.332       $7.613         0
                                                                    2012        $7.613       $8.526         0
------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO--
 CLASS I SHARES
                                                                    2007       $10.000       $9.665         0
                                                                    2008        $9.665       $6.060         0
                                                                    2009        $6.060       $7.348         0
                                                                    2010        $7.348       $7.835         0
                                                                    2011        $7.835       $8.009         0
                                                                    2012        $8.009       $9.088         0
------------------------------------------------------------------------------------------------------------------
MFS(R) HIGH INCOME SERIES--SERVICE CLASS
                                                                    2004       $10.000      $10.529         0
                                                                    2005       $10.529      $10.466         0
                                                                    2006       $10.466      $11.214         0
                                                                    2007       $11.214      $11.089         0
                                                                    2008       $11.089       $7.705         0
                                                                    2009        $7.705      $10.898         0
                                                                    2010       $10.898      $12.143         0
                                                                    2011       $12.143      $12.284         0
                                                                    2012       $12.284      $13.691         0
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES--SERVICE CLASS
                                                                    2004       $10.000      $10.350         0
                                                                    2005       $10.350      $10.508         0
                                                                    2006       $10.508      $10.983         0
                                                                    2007       $12.000      $11.845         0
                                                                    2008       $11.845       $7.289         0
                                                                    2009        $7.289       $9.875         0
                                                                    2010        $9.875      $10.788         0
                                                                    2011       $10.788      $10.546         0
                                                                    2012       $10.546      $11.985         0


                              130     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
                                                  2004       $10.000      $10.685         0
                                                  2005       $10.685      $11.139         0
                                                  2006       $11.139      $12.227         0
                                                  2007       $10.983      $11.876         0
                                                  2008       $11.876       $8.518         0
                                                  2009        $8.518      $10.500         0
                                                  2010       $10.500      $11.339         0
                                                  2011       $11.339      $10.778         0
                                                  2012       $10.778      $12.474         0
------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES--SERVICE CLASS
                                                  2004       $10.000       $9.830         0
                                                  2005        $9.830      $10.057         0
                                                  2006       $10.057      $11.063         0
                                                  2007       $11.063      $11.016         0
                                                  2008       $11.016       $6.489         0
                                                  2009        $6.489      $10.297         0
                                                  2010       $10.297      $13.634         0
                                                  2011       $13.634      $11.886         0
                                                  2012       $11.886      $13.996         0
------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES--SERVICE CLASS
                                                  2004       $10.000      $10.659         0
                                                  2005       $10.659      $10.652         0
                                                  2006       $10.652      $11.582         0
                                                  2007       $11.582      $11.723         0
                                                  2008       $11.723       $8.870         0
                                                  2009        $8.870      $10.170         0
                                                  2010       $10.170      $10.860         0
                                                  2011       $10.860      $10.746         0
                                                  2012       $10.746      $11.610         0
------------------------------------------------------------------------------------------------
MFS(R) VALUE SERIES--SERVICE CLASS
                                                  2004       $10.000      $11.046         0
                                                  2005       $11.046      $11.455         0
                                                  2006       $11.455      $13.447         0
                                                  2007       $13.447      $14.090         0
                                                  2008       $14.090       $9.229         0
                                                  2009        $9.229      $11.008         0
                                                  2010       $11.008      $11.924         0
                                                  2011       $11.924      $11.561         0
                                                  2012       $11.561      $13.048         0


                              131     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                                  2004       $10.000      $11.259         0
                                                                  2005       $11.259      $12.509         0
                                                                  2006       $12.509      $14.301         0
                                                                  2007       $14.301      $14.774         0
                                                                  2008       $14.774       $8.586         0
                                                                  2009        $8.586      $11.653         0
                                                                  2010       $11.653      $13.133         0
                                                                  2011       $13.133      $11.701         0
                                                                  2012       $11.701      $13.784         0
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--SERVICE
 SHARES
                                                                  2004       $10.000      $11.193         0
                                                                  2005       $11.193      $11.962         0
                                                                  2006       $11.962      $13.360         0
                                                                  2007       $13.360      $12.830         0
                                                                  2008       $12.830       $7.747         0
                                                                  2009        $7.747      $10.328         0
                                                                  2010       $10.328      $12.379         0
                                                                  2011       $12.379      $11.770         0
                                                                  2012       $11.770      $13.489         0
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
                                                                  2005       $10.000      $11.623         0
                                                                  2006       $11.623      $11.627         0
                                                                  2007       $11.627      $12.007         0
                                                                  2008       $12.007       $5.939         0
                                                                  2009        $5.939       $7.651         0
                                                                  2010        $7.651       $9.476         0
                                                                  2011        $9.476       $9.308         0
                                                                  2012        $9.308      $10.530         0
----------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                                  2004       $10.000      $10.262         0
                                                                  2005       $10.262      $10.511         0
                                                                  2006       $10.511      $10.462         0
                                                                  2007       $10.462      $10.559         0
                                                                  2008       $10.559      $10.039         0
                                                                  2009       $10.039      $11.307         0
                                                                  2010       $11.307      $11.949         0
                                                                  2011       $11.949      $12.427         0
                                                                  2012       $12.427      $13.416         0


                              132     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
PIMCO VIT MONEY MARKET PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000       $9.844         0
                                                             2005        $9.844       $9.854         0
                                                             2006        $9.854      $10.042         0
                                                             2007       $10.042      $10.257         0
                                                             2008       $10.257      $10.215         0
                                                             2009       $10.215       $9.961         0
                                                             2010        $9.961       $9.706         0
                                                             2011        $9.706       $9.460         0
                                                             2012        $9.460       $9.219         0
-----------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.474         0
                                                             2005       $10.474      $10.415         0
                                                             2006       $10.415      $10.217         0
                                                             2007       $10.217      $11.013         0
                                                             2008       $11.013       $9.971         0
                                                             2009        $9.971      $11.498         0
                                                             2010       $11.498      $12.108         0
                                                             2011       $12.108      $13.171         0
                                                             2012       $13.171      $13.951         0
-----------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.164         0
                                                             2005       $10.164      $10.142         0
                                                             2006       $10.142      $10.260         0
                                                             2007       $10.260      $10.868         0
                                                             2008       $10.868      $11.096         0
                                                             2009       $11.096      $12.328         0
                                                             2010       $12.328      $12.982         0
                                                             2011       $12.982      $13.102         0
                                                             2012       $13.102      $13.985         0
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                             2004       $10.000      $10.713         0
                                                             2005       $10.713      $10.721         0
                                                             2006       $10.721      $11.571         0
                                                             2007       $11.571      $10.768         0
                                                             2008       $10.768       $7.218         0
                                                             2009        $7.218       $6.936         0
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                                             2004       $10.000      $11.099         0
                                                             2005       $11.099      $10.322         0
                                                             2006       $10.322      $11.198         0
                                                             2007       $11.198      $11.595         0
                                                             2008       $11.595      $10.470         0


                              133     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO--II
                                                  2004       $10.000      $10.369         0
                                                  2005       $10.369      $10.670         0
                                                  2006       $10.670      $11.362         0
                                                  2007       $11.362      $12.447         0
                                                  2008       $12.447       $6.953         0
                                                  2009        $6.953       $9.602         0
                                                  2010        $9.602      $10.849         0
                                                  2011       $10.849      $10.711         0
                                                  2012       $10.711      $12.300         0
------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
                                                  2004       $10.000      $10.978         0
                                                  2005       $10.978      $11.089         0
                                                  2006       $11.089      $12.815         0
                                                  2007       $12.815      $12.858         0
                                                  2008       $12.858       $7.982         0
                                                  2009        $7.982       $9.737         0
                                                  2010        $9.737      $10.882         0
                                                  2011       $10.882      $10.492         0
                                                  2012       $10.492      $11.948         0
------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
                                                  2004       $10.000      $10.263         0
                                                  2005       $10.263      $11.545         0
                                                  2006       $11.545      $11.674         0
                                                  2007       $11.674      $13.832         0
                                                  2008       $13.832       $6.824         0
                                                  2009        $6.824      $10.976         0
                                                  2010       $10.976      $13.108         0
                                                  2011       $13.108      $12.380         0
                                                  2012       $12.380      $13.752         0
------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                  2004       $10.000      $12.705         0
                                                  2005       $12.705      $14.448         0
                                                  2006       $14.448      $19.375         0
                                                  2007       $19.375      $15.610         0
                                                  2008       $15.610       $9.417         0
                                                  2009        $9.417      $11.785         0
                                                  2010       $11.785      $14.869         0
                                                  2011       $14.869      $15.303         0
                                                  2012       $15.303      $17.233         0


                              134     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
VAN ECK VIP EMERGING MARKETS FUND--INITIAL CLASS
                                                                       2004       $10.000      $11.966         0
                                                                       2005       $11.966      $15.386         0
                                                                       2006       $15.386      $20.905         0
                                                                       2007       $20.905      $28.017         0
                                                                       2008       $28.017       $9.610         0
                                                                       2009        $9.610      $19.955         0
                                                                       2010       $19.955      $24.654         0
                                                                       2011       $24.654      $17.833         0
                                                                       2012       $17.833      $22.545         0
---------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND--INITIAL CLASS
                                                                       2004       $10.000      $12.311         0
                                                                       2005       $12.311      $18.189         0
                                                                       2006       $18.189      $22.057         0
                                                                       2007       $22.057      $31.224         0
                                                                       2008       $31.224      $16.383         0
                                                                       2009       $16.383      $25.138         0
                                                                       2010       $25.138      $31.644         0
                                                                       2011       $31.644      $25.752         0
                                                                       2012       $25.752      $25.930         0
---------------------------------------------------------------------------------------------------------------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE--INITIAL CLASS
                                                                       2004       $10.000       $9.803         0
                                                                       2005        $9.803       $9.568         0
                                                                       2006        $9.568      $10.127         0
                                                                       2007       $10.127      $10.262         0
                                                                       2008       $10.262       $8.686         0
                                                                       2009        $8.686       $9.633         0
                                                                       2010        $9.633       $9.850         0
                                                                       2011        $9.850       $9.376         0
                                                                       2012        $9.376       $9.253         0
---------------------------------------------------------------------------------------------------------------------
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO--CLASS II
 FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD
 BOND PORTFOLIO--CLASS II SHARES
                                                                       2004       $10.000      $10.746         0
                                                                       2005       $10.746      $10.838         0
                                                                       2006       $10.838      $11.649         0
                                                                       2007       $11.649      $11.307         0
                                                                       2008       $11.307       $7.612         0
                                                                       2009        $7.612      $11.481         0
                                                                       2010       $11.481      $12.826         0
                                                                       2011       $12.826      $12.652         0
                                                                       2012       $12.652      $14.549         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.50% and an administrative expense charge of 0.10%.


                              135     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS S
                                                            2004       $10.000      $10.200       27,034
                                                            2005       $10.200      $11.464       85,491
                                                            2006       $11.464      $13.427      127,011
                                                            2007       $13.427      $17.606      140,144
                                                            2008       $17.606       $9.487      131,667
                                                            2009        $9.487      $14.074      104,489
                                                            2010       $14.074      $15.744      103,711
                                                            2011       $15.744      $15.404       88,456
                                                            2012       $15.404      $17.877       81,631
----------------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS S
                                                            2004       $10.000      $10.084      162,285
                                                            2005       $10.084      $11.091      310,193
                                                            2006       $11.091      $11.455      291,942
                                                            2007       $11.455      $13.491      242,972
                                                            2008       $13.491       $7.133      252,657
                                                            2009        $7.133      $10.340      217,489
                                                            2010       $10.340      $11.494      189,088
                                                            2011       $11.494      $11.230      139,411
                                                            2012       $11.230      $12.092       96,100
----------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS S
                                                            2004       $10.000      $10.608      133,976
                                                            2005       $10.608      $11.441      327,548
                                                            2006       $11.441      $12.377      436,382
                                                            2007       $12.377      $15.995      397,229
                                                            2008       $15.995       $6.539      448,194
                                                            2009        $6.539       $9.741      382,540
                                                            2010        $9.741      $11.401      312,036
                                                            2011       $11.401      $10.261      265,823
                                                            2012       $10.261      $11.686      212,330
----------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO--SERVICE CLASS 2
                                                            2004       $10.000      $10.198       99,090
                                                            2005       $10.198      $10.420      153,559
                                                            2006       $10.420      $10.991      196,893
                                                            2007       $10.991      $12.461      181,005
                                                            2008       $12.461       $8.722      200,576
                                                            2009        $8.722      $11.056      174,938
                                                            2010       $11.056      $12.405      162,655
                                                            2011       $12.405      $11.869      131,291
                                                            2012       $11.869      $13.114       97,344


                              136     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $11.368       162,203
                                                           2005       $11.368      $13.056       636,774
                                                           2006       $13.056      $14.324     1,038,503
                                                           2007       $14.324      $16.540       915,580
                                                           2008       $16.540       $9.332     1,036,462
                                                           2009        $9.332      $12.446       860,886
                                                           2010       $12.446      $14.327       791,650
                                                           2011       $14.327      $13.713       685,524
                                                           2012       $13.713      $15.679       547,018
---------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.820       264,960
                                                           2005       $10.820      $11.246       642,154
                                                           2006       $11.246      $13.279       914,542
                                                           2007       $13.279      $13.239       882,993
                                                           2008       $13.239       $7.453       958,622
                                                           2009        $7.453       $9.531       838,502
                                                           2010        $9.531      $10.783       770,594
                                                           2011       $10.783      $10.685       663,554
                                                           2012       $10.685      $12.314       562,960
---------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000       $9.971        95,874
                                                           2005        $9.791      $10.170       162,979
                                                           2006       $10.170      $10.671       179,143
                                                           2007       $10.671      $13.305       176,462
                                                           2008       $13.305       $6.902       239,711
                                                           2009        $6.902       $8.695       226,398
                                                           2010        $8.695      $10.603       196,977
                                                           2011       $10.603      $10.435       163,363
                                                           2012       $10.435      $11.753       121,700
---------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.648       357,590
                                                           2005       $10.648      $10.961     1,013,570
                                                           2006       $10.961      $12.458     1,364,532
                                                           2007       $12.458      $12.899     1,221,783
                                                           2008       $12.899       $7.980     1,372,538
                                                           2009        $7.980       $9.923     1,179,069
                                                           2010        $9.923      $11.208     1,056,165
                                                           2011       $11.208      $11.232       897,385
                                                           2012       $11.232      $12.785       718,378


                              137     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45



                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.196       362,442
                                                                   2005       $10.196      $10.229       877,078
                                                                   2006       $10.229      $10.487     1,278,546
                                                                   2007       $10.487      $10.746     1,490,496
                                                                   2008       $10.746      $10.213     1,404,977
                                                                   2009       $10.213      $11.610     1,239,977
                                                                   2010       $11.610      $12.293     1,143,680
                                                                   2011       $12.293      $12.954       962,082
                                                                   2012       $12.954      $13.468       788,124
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.947       499,789
                                                                   2005        $9.947      $10.065     1,298,309
                                                                   2006       $10.065      $10.367     1,929,547
                                                                   2007       $10.367      $10.712     1,860,555
                                                                   2008       $10.712      $10.838     2,312,870
                                                                   2009       $10.838      $10.720     1,916,252
                                                                   2010       $10.720      $10.562     1,575,490
                                                                   2011       $10.562      $10.400     1,456,478
                                                                   2012       $10.400      $10.239     1,250,130
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.911       112,867
                                                                   2005       $10.911      $12.760       307,437
                                                                   2006       $12.760      $14.796       827,908
                                                                   2007       $14.796      $17.049       807,662
                                                                   2008       $17.049       $9.406       916,161
                                                                   2009        $9.406      $11.688       807,903
                                                                   2010       $11.688      $12.983       685,772
                                                                   2011       $12.983      $10.566       691,059
                                                                   2012       $10.566      $12.521       571,559
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
 FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                                                                   2004       $10.000      $10.579         9,293
                                                                   2005       $10.579      $11.844        42,301
                                                                   2006       $11.844      $12.989        96,320
                                                                   2007       $12.989      $15.694       104,063
                                                                   2008       $15.694       $9.157       117,641
                                                                   2009        $9.157      $11.475       103,531
                                                                   2010       $11.475      $12.564        89,854
                                                                   2011       $12.564      $11.558        85,709
                                                                   2012       $11.558      $11.882        72,991


                              138     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION--SERIES II
                                                                        2004       $10.000      $10.284       25,081
                                                                        2005       $10.284      $10.994       74,461
                                                                        2006       $10.994      $11.479      125,960
                                                                        2007       $11.479      $12.626      110,380
                                                                        2008       $12.626       $7.132      125,423
                                                                        2009        $7.132       $8.476      104,680
                                                                        2010        $8.476       $9.613       90,374
                                                                        2011        $9.613       $8.697       82,747
                                                                        2012        $8.697       $9.980            0
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES II
                                                                        2006       $10.000      $10.785      274,689
                                                                        2007       $10.785      $11.454      276,101
                                                                        2008       $11.454       $7.857      288,185
                                                                        2009        $7.857       $9.900      241,788
                                                                        2010        $9.900      $10.648      206,986
                                                                        2011       $10.648      $10.452      176,338
                                                                        2012       $10.452      $11.691      158,457
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES II
                                                                        2011       $10.000      $12.020      316,576
                                                                        2012       $12.020      $12.096      290,657
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                                        2004       $10.000      $10.968      184,194
                                                                        2005       $10.968      $11.584      295,988
                                                                        2006       $11.584      $12.657      442,279
                                                                        2007       $12.657      $13.617      404,724
                                                                        2008       $13.617       $9.561      420,218
                                                                        2009        $9.561      $12.223      365,382
                                                                        2010       $12.223      $13.691      354,072
                                                                        2011       $13.691      $12.603      317,651
                                                                        2012       $12.603      $13.724      237,613
----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
                                                                        2012       $10.000       $9.610       70,498
----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND--SERIES II
                                                                        2004       $10.000      $10.169      196,904
                                                                        2005       $10.169      $10.339      330,133
                                                                        2006       $10.339      $10.496      394,113
                                                                        2007       $10.496      $11.057      382,399
                                                                        2008       $11.057      $11.051      541,227
                                                                        2009       $11.051      $10.973      477,547
                                                                        2010       $10.973      $11.331      471,942
                                                                        2011       $11.331      $11.392            0


                              139     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                                                                 2004       $10.000      $11.063      187,532
                                                                 2005       $11.063      $11.950      597,525
                                                                 2006       $11.950      $13.645      965,056
                                                                 2007       $13.645      $13.771      913,686
                                                                 2008       $13.771       $9.191      900,825
                                                                 2009        $9.191      $11.230      788,311
                                                                 2010       $11.230      $12.403      688,083
                                                                 2011       $12.403      $11.935      595,214
                                                                 2012       $11.935      $13.436      476,292
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                 2004       $10.000      $11.091       21,341
                                                                 2005       $11.091      $12.133       28,367
                                                                 2006       $12.133      $12.534       38,306
                                                                 2007       $12.534      $14.510       38,611
                                                                 2008       $14.510       $7.594       49,182
                                                                 2009        $7.594      $11.692       81,540
                                                                 2010       $11.692      $14.650       83,826
                                                                 2011       $14.650      $13.073       74,716
                                                                 2012       $13.073      $14.367       43,857
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND--SERIES II
 FORMERLY, INVESCO V.I. BASIC VALUE FUND--SERIES II
                                                                 2004       $10.000      $10.725      168,023
                                                                 2005       $10.725      $11.133      344,954
                                                                 2006       $11.133      $12.379      418,263
                                                                 2007       $12.379      $12.352      293,495
                                                                 2008       $12.352       $5.849      426,442
                                                                 2009        $5.849       $8.507      343,201
                                                                 2010        $8.507       $8.957      319,363
                                                                 2011        $8.957       $8.519      281,990
                                                                 2012        $8.519       $9.867      201,378
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES
                                                                 2008       $10.000       $7.003      153,801
                                                                 2009        $7.003      $12.347      149,089
                                                                 2010       $12.347      $15.197      152,251
                                                                 2011       $15.197      $10.123      158,712
                                                                 2012       $10.123      $11.279      100,717
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO--SERVICE SHARES
                                                                 2004       $10.000      $11.282      130,218
                                                                 2005       $11.282      $12.219      435,715
                                                                 2006       $12.219      $13.842      636,948
                                                                 2007       $13.842      $14.604      603,783
                                                                 2008       $14.604      $10.366      628,536
                                                                 2009       $10.366      $13.565      498,879
                                                                 2010       $13.565      $15.407      458,370
                                                                 2011       $15.407      $14.716      389,734
                                                                 2012       $14.716      $16.051      290,229


                              140     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO--SERVICE SHARES
                                                                       2005       $10.000      $10.959       52,116
                                                                       2006       $10.959      $13.149      208,907
                                                                       2007       $13.149      $12.153      204,185
                                                                       2008       $12.153       $7.667      200,043
                                                                       2009        $7.667       $7.261            0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $10.605      110,575
                                                                       2005       $10.605      $11.241      317,819
                                                                       2006       $11.241      $12.220      474,671
                                                                       2007       $12.220      $13.267      419,411
                                                                       2008       $13.267      $10.964      387,556
                                                                       2009       $10.964      $13.555      378,329
                                                                       2010       $13.555      $14.429      330,052
                                                                       2011       $14.429      $14.398      275,246
                                                                       2012       $14.398      $16.070      226,957
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.296       17,349
                                                                       2005       $11.296      $11.815       78,760
                                                                       2006       $11.815      $13.733      125,898
                                                                       2007       $13.733      $15.987      130,612
                                                                       2008       $15.987      $15.037            0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FORTY PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.470       29,307
                                                                       2005       $11.470      $12.710      109,414
                                                                       2006       $12.710      $13.654      160,923
                                                                       2007       $13.654      $18.366      194,043
                                                                       2008       $18.366      $10.069      230,987
                                                                       2009       $10.069      $14.475      199,558
                                                                       2010       $14.475      $15.174      172,341
                                                                       2011       $15.174      $13.902      146,080
                                                                       2012       $13.902      $16.952      118,380
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO--
 SERVICE SHARES
                                                                       2004       $10.000      $11.318       47,209
                                                                       2005       $11.318      $12.359      136,370
                                                                       2006       $12.359      $13.478      168,301
                                                                       2007       $13.478      $14.082      157,185
                                                                       2008       $14.082       $8.839      156,723
                                                                       2009        $8.839      $10.665      133,212
---------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
 PORTFOLIO--CLASS I SHARES
                                                                       2007       $10.000       $9.496       77,930
                                                                       2008        $9.496       $5.929       78,084
                                                                       2009        $5.929       $7.551       64,493
                                                                       2010        $7.551       $8.668       54,410
                                                                       2011        $8.668       $8.005       41,829
                                                                       2012        $8.005       $9.061       35,482


                              141     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45



                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO--
 CLASS I SHARES
                                                                2007       $10.000       $9.735      115,189
                                                                2008        $9.735       $6.170       84,142
                                                                2009        $6.170       $7.563       69,529
                                                                2010        $7.563       $8.150       65,270
                                                                2011        $8.150       $8.421       57,030
                                                                2012        $8.421       $9.659       42,202
--------------------------------------------------------------------------------------------------------------
MFS(R) HIGH INCOME SERIES--SERVICE CLASS
                                                                2004       $10.000      $10.632      173,571
                                                                2005       $10.632      $10.682      363,031
                                                                2006       $10.682      $11.568      409,143
                                                                2007       $11.568      $11.563      406,241
                                                                2008       $11.563       $8.121      391,449
                                                                2009        $8.121      $11.611      306,693
                                                                2010       $11.611      $13.077      294,022
                                                                2011       $13.077      $13.371      273,293
                                                                2012       $13.371      $15.063      228,130
--------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES--SERVICE CLASS
                                                                2004       $10.000      $10.452       27,908
                                                                2005       $10.452      $10.725      288,901
                                                                2006       $10.725      $11.331      530,447
                                                                2007       $11.331      $12.384      487,942
                                                                2008       $12.384       $7.683      536,714
                                                                2009        $7.683      $10.521      428,012
                                                                2010       $10.521      $11.617      388,447
                                                                2011       $11.617      $11.480      336,778
                                                                2012       $11.480      $13.187      273,676
--------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
                                                                2004       $10.000      $10.790       31,444
                                                                2005       $10.790      $11.369       69,837
                                                                2006       $11.369      $12.614       75,414
                                                                2007       $12.614      $13.663       71,252
                                                                2008       $13.663       $8.978       89,673
                                                                2009        $8.978      $11.187       85,026
                                                                2010       $11.187      $12.212       69,448
                                                                2011       $12.212      $11.732       62,992
                                                                2012       $11.732      $13.725       52,324
--------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES--SERVICE CLASS
                                                                2004       $10.000       $9.926       79,708
                                                                2005        $9.926      $10.265      115,243
                                                                2006       $10.265      $11.413      143,917
                                                                2007       $11.413      $11.488      133,227
                                                                2008       $11.488       $6.840      145,739
                                                                2009        $6.840      $10.971      134,171
                                                                2010       $10.971      $14.683      134,012
                                                                2011       $14.683      $12.939      122,440
                                                                2012       $12.939      $15.400       83,911


                              142     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES--SERVICE CLASS
                                                           2004       $10.000      $10.763      270,271
                                                           2005       $10.763      $10.872      649,848
                                                           2006       $10.872      $11.948      786,417
                                                           2007       $11.948      $12.225      733,113
                                                           2008       $12.225       $9.349      623,702
                                                           2009        $9.349      $10.836      575,285
                                                           2010       $10.836      $11.695      513,670
                                                           2011       $11.695      $11.697      443,345
                                                           2012       $11.697      $12.774      341,459
---------------------------------------------------------------------------------------------------------
MFS(R) VALUE SERIES--SERVICE CLASS
                                                           2004       $10.000      $11.154       52,533
                                                           2005       $11.154      $11.692      155,911
                                                           2006       $11.692      $13.872      185,240
                                                           2007       $13.872      $14.693      178,813
                                                           2008       $14.693       $9.728      218,888
                                                           2009        $9.728      $11.728      183,765
                                                           2010       $11.728      $12.841      196,581
                                                           2011       $12.841      $12.584      179,027
                                                           2012       $12.584      $14.356      109,358
---------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                           2004       $10.000      $11.369      135,685
                                                           2005       $11.369      $12.767      311,510
                                                           2006       $12.767      $14.753      416,951
                                                           2007       $14.753      $15.406      390,850
                                                           2008       $15.406       $9.050      394,574
                                                           2009        $9.050      $12.416      321,152
                                                           2010       $12.416      $14.143      280,674
                                                           2011       $14.143      $12.737      253,922
                                                           2012       $12.737      $15.166      203,828
---------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--
 SERVICE SHARES
                                                           2004       $10.000      $11.303      148,467
                                                           2005       $11.303      $12.209      444,920
                                                           2006       $12.209      $13.782      658,435
                                                           2007       $13.782      $13.379      616,978
                                                           2008       $13.379       $8.165      662,016
                                                           2009        $8.165      $11.004      576,312
                                                           2010       $11.004      $13.331      470,789
                                                           2011       $13.331      $12.812      400,433
                                                           2012       $12.812      $14.842      329,397


                              143     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
                                                                 2005       $10.000      $11.707        31,034
                                                                 2006       $11.707      $11.837        86,941
                                                                 2007       $11.837      $12.356        79,497
                                                                 2008       $12.356       $6.178        88,007
                                                                 2009        $6.178       $8.044        77,979
                                                                 2010        $8.044      $10.071        77,409
                                                                 2011       $10.071       $9.998        78,447
                                                                 2012        $9.998      $11.434        69,630
---------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                                 2004       $10.000      $10.363        72,884
                                                                 2005       $10.363      $10.728       336,138
                                                                 2006       $10.728      $10.793       524,188
                                                                 2007       $10.793      $11.011       473,852
                                                                 2008       $11.011      $10.582       431,280
                                                                 2009       $10.582      $12.047       415,232
                                                                 2010       $12.047      $12.868       419,495
                                                                 2011       $12.868      $13.526       346,787
                                                                 2012       $13.526      $14.760       306,129
---------------------------------------------------------------------------------------------------------------
PIMCO VIT MONEY MARKET PORTFOLIO--ADMINISTRATIVE SHARES
                                                                 2004       $10.000       $9.941       306,156
                                                                 2005        $9.941      $10.057       529,839
                                                                 2006       $10.057      $10.359       727,162
                                                                 2007       $10.359      $10.696       706,907
                                                                 2008       $10.696      $10.767       859,497
                                                                 2009       $10.767      $10.612       907,129
                                                                 2010       $10.612      $10.453       852,225
                                                                 2011       $10.453      $10.297       840,060
                                                                 2012       $10.297      $10.144       627,157
---------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                                 2004       $10.000      $10.577       266,929
                                                                 2005       $10.577      $10.630       855,244
                                                                 2006       $10.630      $10.540     1,126,346
                                                                 2007       $10.540      $11.484     1,038,569
                                                                 2008       $11.484      $10.510     1,164,877
                                                                 2009       $10.510      $12.250       983,651
                                                                 2010       $12.250      $13.039       897,156
                                                                 2011       $13.039      $14.336       786,960
                                                                 2012       $14.336      $15.349       687,658


                              144     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.264       326,918
                                                             2005       $10.264      $10.352       781,636
                                                             2006       $10.352      $10.585     1,399,499
                                                             2007       $10.585      $11.333     1,362,786
                                                             2008       $11.333      $11.695     1,498,179
                                                             2009       $11.695      $13.134     1,507,227
                                                             2010       $13.134      $13.980     1,377,334
                                                             2011       $13.980      $14.261     1,279,562
                                                             2012       $14.261      $15.386     1,062,330
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                             2004       $10.000      $10.790        49,506
                                                             2005       $10.790      $10.914        88,648
                                                             2006       $10.914      $11.906       102,842
                                                             2007       $11.906      $11.200       100,376
                                                             2008       $11.200       $7.589        91,560
                                                             2009        $7.589       $7.317             0
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                                             2004       $10.000      $11.208        99,659
                                                             2005       $11.208      $10.535       156,525
                                                             2006       $10.535      $11.552       181,544
                                                             2007       $11.552      $12.091       133,825
                                                             2008       $12.091      $10.924             0
-----------------------------------------------------------------------------------------------------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO--II
                                                             2004       $10.000      $10.470       118,706
                                                             2005       $10.470      $10.890       568,834
                                                             2006       $10.890      $11.722     1,046,476
                                                             2007       $11.722      $12.980       921,017
                                                             2008       $12.980       $7.329     1,076,189
                                                             2009        $7.329      $10.230       850,454
                                                             2010       $10.230      $11.683       736,797
                                                             2011       $11.683      $11.659       644,527
                                                             2012       $11.659      $13.533       548,267
-----------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
                                                             2004       $10.000      $11.086       386,880
                                                             2005       $11.086      $11.318     1,352,680
                                                             2006       $11.318      $13.221     1,710,177
                                                             2007       $13.221      $13.409     1,570,162
                                                             2008       $13.409       $8.413     1,608,523
                                                             2009        $8.413      $10.374     1,377,891
                                                             2010       $10.374      $11.719     1,195,528
                                                             2011       $11.719      $11.421     1,031,213
                                                             2012       $11.421      $13.146       823,514


                              145     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45



                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
                                                        2004       $10.000      $10.364       43,290
                                                        2005       $10.364      $11.783      100,577
                                                        2006       $11.783      $12.043      118,076
                                                        2007       $12.043      $14.424      101,174
                                                        2008       $14.424       $7.193      110,041
                                                        2009        $7.193      $11.694       91,860
                                                        2010       $11.694      $14.116       75,917
                                                        2011       $14.116      $13.475       61,271
                                                        2012       $13.475      $15.130       43,733
------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                        2004       $10.000      $12.829      290,164
                                                        2005       $12.829      $14.747      680,199
                                                        2006       $14.747      $19.988      844,038
                                                        2007       $19.988      $16.278      713,922
                                                        2008       $16.278       $9.926      725,507
                                                        2009        $9.926      $12.557      582,988
                                                        2010       $12.557      $16.013      449,938
                                                        2011       $16.013      $16.658      391,905
                                                        2012       $16.658      $18.961      306,501
------------------------------------------------------------------------------------------------------
VAN ECK VIP EMERGING MARKETS FUND--INITIAL CLASS
                                                        2004       $10.000      $12.083       16,416
                                                        2005       $12.083      $15.703      107,894
                                                        2006       $15.703      $21.566      197,437
                                                        2007       $21.566      $29.216      217,317
                                                        2008       $29.216      $10.130      178,770
                                                        2009       $10.130      $21.260      178,220
                                                        2010       $21.260      $26.549      152,306
                                                        2011       $26.549      $19.411      116,500
                                                        2012       $19.411      $24.805       83,350
------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND--INITIAL CLASS
                                                        2004       $10.000      $12.432       30,408
                                                        2005       $12.432      $18.565      144,710
                                                        2006       $18.565      $22.754      196,815
                                                        2007       $22.754      $32.560      208,194
                                                        2008       $32.560      $17.269      189,943
                                                        2009       $17.269      $26.783      172,839
                                                        2010       $26.783      $34.077      146,787
                                                        2011       $34.077      $28.030      117,868
                                                        2012       $28.030      $28.529       92,607


                              146     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE--INITIAL CLASS
                                                                       2004       $10.000       $9.899        17,544
                                                                       2005        $9.899       $9.766        49,850
                                                                       2006        $9.766      $10.447        69,904
                                                                       2007       $10.447      $10.701        67,655
                                                                       2008       $10.701       $9.156        83,819
                                                                       2009        $9.156      $10.264        84,209
                                                                       2010       $10.264      $10.607        84,068
                                                                       2011       $10.607      $10.206        82,536
                                                                       2012       $10.206      $10.181        57,367
---------------------------------------------------------------------------------------------------------------------
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO--CLASS II
 FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD
 BOND PORTFOLIO--CLASS II SHARES
                                                                       2004       $10.000      $10.851       233,161
                                                                       2005       $10.851      $11.062       729,975
                                                                       2006       $11.062      $12.018     1,048,615
                                                                       2007       $12.018      $11.791     1,007,552
                                                                       2008       $11.791       $8.023       988,849
                                                                       2009        $8.023      $12.232       724,610
                                                                       2010       $12.232      $13.812       624,088
                                                                       2011       $13.812      $13.771       547,554
                                                                       2012       $13.771      $16.007       441,801



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.


                              147     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS S
                                                            2004       $10.000      $10.115           0
                                                            2005       $10.115      $11.265           0
                                                            2006       $11.265      $13.074           0
                                                            2007       $13.074      $16.985           0
                                                            2008       $16.985       $9.069           0
                                                            2009        $9.069      $13.331           0
                                                            2010       $13.331      $14.776           0
                                                            2011       $14.776      $14.325           0
                                                            2012       $14.325      $16.473           0
----------------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS S
                                                            2004       $10.000      $10.000           0
                                                            2005       $10.000      $10.899           0
                                                            2006       $10.899      $11.154           0
                                                            2007       $11.154      $13.015           0
                                                            2008       $13.015       $6.818         626
                                                            2009        $6.818       $9.794           0
                                                            2010        $9.794      $10.787           0
                                                            2011       $10.787      $10.443           0
                                                            2012       $10.443      $11.142           0
----------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS S
                                                            2004       $10.000      $10.520           0
                                                            2005       $10.520      $11.242           0
                                                            2006       $11.242      $12.051           0
                                                            2007       $12.051      $15.431           0
                                                            2008       $15.431       $6.251           0
                                                            2009        $6.251       $9.226           0
                                                            2010        $9.226      $10.700           0
                                                            2011       $10.700       $9.542           0
                                                            2012        $9.542      $10.768           0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO--SERVICE CLASS 2
                                                            2004       $10.000      $10.113           0
                                                            2005       $10.113      $10.239           0
                                                            2006       $10.239      $10.702           0
                                                            2007       $10.702      $12.022           0
                                                            2008       $12.022       $8.337       1,129
                                                            2009        $8.337      $10.472       1,128
                                                            2010       $10.472      $11.642       1,127
                                                            2011       $11.642      $11.038       1,127
                                                            2012       $11.038      $12.084       1,078


                              148     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $11.274           0
                                                           2005       $11.274      $12.829           0
                                                           2006       $12.829      $13.947           0
                                                           2007       $13.947      $15.957           0
                                                           2008       $15.957       $8.920           0
                                                           2009        $8.920      $11.788           0
                                                           2010       $11.788      $13.446           0
                                                           2011       $13.446      $12.752           0
                                                           2012       $12.752      $14.447           0
---------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.730           0
                                                           2005       $10.730      $11.051           0
                                                           2006       $11.051      $12.930           0
                                                           2007       $12.930      $12.772           0
                                                           2008       $12.772       $7.125       1,122
                                                           2009        $7.125       $9.027       1,121
                                                           2010        $9.027      $10.120       1,120
                                                           2011       $10.120       $9.937       1,120
                                                           2012        $9.937      $11.346       1,071
---------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000       $9.709           0
                                                           2005        $9.709       $9.993           0
                                                           2006        $9.993      $10.390           0
                                                           2007       $10.390      $12.836           0
                                                           2008       $12.836       $6.597           0
                                                           2009        $6.597       $8.235           0
                                                           2010        $8.235       $9.951           0
                                                           2011        $9.951       $9.704           0
                                                           2012        $9.704      $10.829           0
---------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.560           0
                                                           2005       $10.560      $10.771           0
                                                           2006       $10.771      $12.130           0
                                                           2007       $12.130      $12.444           0
                                                           2008       $12.444       $7.628           0
                                                           2009        $7.628       $9.398           0
                                                           2010        $9.398      $10.519           0
                                                           2011       $10.519      $10.445           0
                                                           2012       $10.445      $11.781           0


                              149     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35



                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.112          0
                                                                   2005       $10.112      $10.051          0
                                                                   2006       $10.051      $10.211          0
                                                                   2007       $10.211      $10.367          0
                                                                   2008       $10.367       $9.763          0
                                                                   2009        $9.763      $10.997          0
                                                                   2010       $10.997      $11.537          0
                                                                   2011       $11.537      $12.047          0
                                                                   2012       $12.047      $12.410          0
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.864          0
                                                                   2005        $9.864       $9.890          0
                                                                   2006        $9.890      $10.095          0
                                                                   2007       $10.095      $10.334          0
                                                                   2008       $10.334      $10.360        408
                                                                   2009       $10.360      $10.154          0
                                                                   2010       $10.154       $9.912          0
                                                                   2011        $9.912       $9.671          0
                                                                   2012        $9.671       $9.435          0
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.820          0
                                                                   2005       $10.820      $12.539          0
                                                                   2006       $12.539      $14.406          0
                                                                   2007       $14.406      $16.448          0
                                                                   2008       $16.448       $8.991        925
                                                                   2009        $8.991      $11.070        449
                                                                   2010       $11.070      $12.185        448
                                                                   2011       $12.185       $9.826        448
                                                                   2012        $9.826      $11.537        429
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
 FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                                                                   2004       $10.000      $10.491          0
                                                                   2005       $10.491      $11.638          0
                                                                   2006       $11.638      $12.647          0
                                                                   2007       $12.647      $15.141          0
                                                                   2008       $15.141       $8.753          0
                                                                   2009        $8.753      $10.869          0
                                                                   2010       $10.869      $11.791          0
                                                                   2011       $11.791      $10.748          0
                                                                   2012       $10.748      $10.949          0


                              150     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION--SERIES II
                                                                       2004       $10.000      $10.198         0
                                                                       2005       $10.198      $10.803         0
                                                                       2006       $10.803      $11.177         0
                                                                       2007       $11.177      $12.181         0
                                                                       2008       $12.181       $6.817         0
                                                                       2009        $6.817       $8.028         0
                                                                       2010        $8.028       $9.022         0
                                                                       2011        $9.022       $8.087         0
                                                                       2012        $8.087       $9.253         0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES II
                                                                       2006       $10.000      $10.719         0
                                                                       2007       $10.719      $11.279         0
                                                                       2008       $11.279       $7.666         0
                                                                       2009        $7.666       $9.571         0
                                                                       2010        $9.571      $10.200         0
                                                                       2011       $10.200       $9.921         0
                                                                       2012        $9.921      $10.995         0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES II
                                                                       2011       $10.000      $11.178         0
                                                                       2012       $11.178      $11.146         0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                                       2004       $10.000      $10.877         0
                                                                       2005       $10.877      $11.383         0
                                                                       2006       $11.383      $12.324         0
                                                                       2007       $12.324      $13.137         0
                                                                       2008       $13.137       $9.139         0
                                                                       2009        $9.139      $11.577         0
                                                                       2010       $11.577      $12.849         0
                                                                       2011       $12.849      $11.720         0
                                                                       2012       $11.720      $12.646         0
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
                                                                       2012       $10.000       $8.854         0
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND--SERIES II
                                                                       2004       $10.000      $10.084         0
                                                                       2005       $10.084      $10.160         0
                                                                       2006       $10.160      $10.220         0
                                                                       2007       $10.220      $10.667         0
                                                                       2008       $10.667      $10.563         0
                                                                       2009       $10.563      $10.393         0
                                                                       2010       $10.393      $10.634         0
                                                                       2011       $10.634      $10.660         0


                              151     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                                                                 2004       $10.000      $10.971         0
                                                                 2005       $10.971      $11.743         0
                                                                 2006       $11.743      $13.286         0
                                                                 2007       $13.286      $13.286         0
                                                                 2008       $13.286       $8.785         0
                                                                 2009        $8.785      $10.636         0
                                                                 2010       $10.636      $11.641         0
                                                                 2011       $11.641      $11.099         0
                                                                 2012       $11.099      $12.380         0
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                 2004       $10.000      $10.999         0
                                                                 2005       $10.999      $11.923         0
                                                                 2006       $11.923      $12.204         0
                                                                 2007       $12.204      $13.998         0
                                                                 2008       $13.998       $7.259         0
                                                                 2009        $7.259      $11.074         0
                                                                 2010       $11.074      $13.749         0
                                                                 2011       $13.749      $12.157         0
                                                                 2012       $12.157      $13.238         0
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND--SERIES II
 FORMERLY, INVESCO V.I. BASIC VALUE FUND--SERIES II
                                                                 2004       $10.000      $10.636         0
                                                                 2005       $10.636      $10.939         0
                                                                 2006       $10.939      $12.053         0
                                                                 2007       $12.053      $11.917         0
                                                                 2008       $11.917       $5.591         0
                                                                 2009        $5.591       $8.057         0
                                                                 2010        $8.057       $8.406         0
                                                                 2011        $8.406       $7.922         0
                                                                 2012        $7.922       $9.092         0
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES
                                                                 2008       $10.000       $6.694         0
                                                                 2009        $6.694      $11.694         0
                                                                 2010       $11.694      $14.262         0
                                                                 2011       $14.262       $9.414         0
                                                                 2012        $9.414      $10.393         0
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO--SERVICE SHARES
                                                                 2004       $10.000      $11.188         0
                                                                 2005       $11.188      $12.007         0
                                                                 2006       $12.007      $13.478         0
                                                                 2007       $13.478      $14.089         0
                                                                 2008       $14.089       $9.909         0
                                                                 2009        $9.909      $12.849         0
                                                                 2010       $12.849      $14.460         0
                                                                 2011       $14.460      $13.686         0
                                                                 2012       $13.686      $14.790         0


                              152     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO--SERVICE SHARES
                                                                       2005       $10.000      $10.891         0
                                                                       2006       $10.891      $12.949         0
                                                                       2007       $12.949      $11.858         0
                                                                       2008       $11.858       $7.412         0
                                                                       2009        $7.412       $6.999         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $10.517         0
                                                                       2005       $10.517      $11.046         0
                                                                       2006       $11.046      $11.899         0
                                                                       2007       $11.899      $12.799         0
                                                                       2008       $12.799      $10.481         0
                                                                       2009       $10.481      $12.839         0
                                                                       2010       $12.839      $13.542         0
                                                                       2011       $13.542      $13.390         0
                                                                       2012       $13.390      $14.808         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.202         0
                                                                       2005       $11.202      $11.610         0
                                                                       2006       $11.610      $13.372         0
                                                                       2007       $13.372      $15.423         0
                                                                       2008       $15.423      $14.462         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FORTY PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.374         0
                                                                       2005       $11.374      $12.490         0
                                                                       2006       $12.490      $13.295         0
                                                                       2007       $13.295      $17.719         0
                                                                       2008       $17.719       $9.625         0
                                                                       2009        $9.625      $13.710         0
                                                                       2010       $13.710      $14.241         0
                                                                       2011       $14.241      $12.928         0
                                                                       2012       $12.928      $15.620         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO--
 SERVICE SHARES
                                                                       2004       $10.000      $11.224         0
                                                                       2005       $11.224      $12.144         0
                                                                       2006       $12.144      $13.124         0
                                                                       2007       $13.124      $13.585         0
                                                                       2008       $13.585       $8.449         0
                                                                       2009        $8.449      $10.101         0
                                                                       2010       $10.101      $10.804         0


                              153     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35



                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
 PORTFOLIO--CLASS I SHARES
                                                                2007       $10.000       $9.436         0
                                                                2008        $9.436       $5.838         0
                                                                2009        $5.838       $7.367         0
                                                                2010        $7.367       $8.380         0
                                                                2011        $8.380       $7.668         0
                                                                2012        $7.668       $8.600         0
--------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO--
 CLASS I SHARES
                                                                2007       $10.000       $9.675         0
                                                                2008        $9.675       $6.075         0
                                                                2009        $6.075       $7.379         0
                                                                2010        $7.379       $7.879         0
                                                                2011        $7.879       $8.067         0
                                                                2012        $8.067       $9.168         0
--------------------------------------------------------------------------------------------------------------
MFS(R) HIGH INCOME SERIES--SERVICE CLASS
                                                                2004       $10.000      $10.544         0
                                                                2005       $10.544      $10.497         0
                                                                2006       $10.497      $11.264         0
                                                                2007       $11.264      $11.156         0
                                                                2008       $11.156       $7.763         0
                                                                2009        $7.763      $10.998         0
                                                                2010       $10.998      $12.273         0
                                                                2011       $12.273      $12.434         0
                                                                2012       $12.434      $13.879         0
--------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES--SERVICE CLASS
                                                                2004       $10.000      $10.365         0
                                                                2005       $10.365      $10.539         0
                                                                2006       $10.539      $11.033         0
                                                                2007       $12.053      $11.917         0
                                                                2008       $11.917       $7.344         0
                                                                2009        $7.344       $9.965         0
                                                                2010        $9.965      $10.903         0
                                                                2011       $10.903      $10.676         0
                                                                2012       $10.676      $12.151         0
--------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
                                                                2004       $10.000      $10.700         0
                                                                2005       $10.700      $11.172         0
                                                                2006       $11.172      $12.282         0
                                                                2007       $11.033      $11.947         0
                                                                2008       $11.947       $8.582         0
                                                                2009        $8.582      $10.596         0
                                                                2010       $10.596      $11.461         0
                                                                2011       $11.461      $10.910         0
                                                                2012       $10.910      $12.646         0


                              154     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES--SERVICE CLASS
                                                           2004       $10.000       $9.844           0
                                                           2005        $9.844      $10.086           0
                                                           2006       $10.086      $11.112           0
                                                           2007       $11.112      $11.082           0
                                                           2008       $11.082       $6.538           0
                                                           2009        $6.538      $10.391           0
                                                           2010       $10.391      $13.780           0
                                                           2011       $13.780      $12.032           0
                                                           2012       $12.032      $14.189           0
---------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES--SERVICE CLASS
                                                           2004       $10.000      $10.674           0
                                                           2005       $10.674      $10.684           0
                                                           2006       $10.684      $11.634           0
                                                           2007       $11.634      $11.794           0
                                                           2008       $11.794       $8.937       2,314
                                                           2009        $8.937      $10.263       1,124
                                                           2010       $10.263      $10.976       1,123
                                                           2011       $10.976      $10.878       1,123
                                                           2012       $10.878      $11.771       1,074
---------------------------------------------------------------------------------------------------------
MFS(R) VALUE SERIES--SERVICE CLASS
                                                           2004       $10.000      $11.061           0
                                                           2005       $11.061      $11.489           0
                                                           2006       $11.489      $13.507           0
                                                           2007       $13.507      $14.175           0
                                                           2008       $14.175       $9.299           0
                                                           2009        $9.299      $11.108           0
                                                           2010       $11.108      $12.052           0
                                                           2011       $12.052      $11.702           0
                                                           2012       $11.702      $13.228           0
---------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                           2004       $10.000      $11.275           0
                                                           2005       $11.275      $12.546           0
                                                           2006       $12.546      $14.365           0
                                                           2007       $14.365      $14.863           0
                                                           2008       $14.863       $8.651           0
                                                           2009        $8.651      $11.760           0
                                                           2010       $11.760      $13.274           0
                                                           2011       $13.274      $11.845           0
                                                           2012       $11.845      $13.975           0


                              155     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--
 SERVICE SHARES
                                                                 2004       $10.000      $11.209         0
                                                                 2005       $11.209      $11.997         0
                                                                 2006       $11.997      $13.420         0
                                                                 2007       $13.420      $12.907         0
                                                                 2008       $12.907       $7.805         0
                                                                 2009        $7.805      $10.422         0
                                                                 2010       $10.422      $12.511         0
                                                                 2011       $12.511      $11.915         0
                                                                 2012       $11.915      $13.676         0
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
                                                                 2005       $10.000      $11.635         0
                                                                 2006       $11.635      $11.657         0
                                                                 2007       $11.657      $12.056         0
                                                                 2008       $12.056       $5.973         0
                                                                 2009        $5.973       $7.706         0
                                                                 2010        $7.706       $9.559         0
                                                                 2011        $9.559       $9.404         0
                                                                 2012        $9.404      $10.656         0
---------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                                 2004       $10.000      $10.276         0
                                                                 2005       $10.276      $10.541         0
                                                                 2006       $10.541      $10.509         0
                                                                 2007       $10.509      $10.623         0
                                                                 2008       $10.623      $10.116         0
                                                                 2009       $10.116      $11.410         0
                                                                 2010       $11.410      $12.077         0
                                                                 2011       $12.077      $12.579         0
                                                                 2012       $12.579      $13.601         0
---------------------------------------------------------------------------------------------------------------
PIMCO VIT MONEY MARKET PORTFOLIO--ADMINISTRATIVE SHARES
                                                                 2004       $10.000       $9.858         0
                                                                 2005        $9.858       $9.883         0
                                                                 2006        $9.883      $10.087         0
                                                                 2007       $10.087      $10.318         0
                                                                 2008       $10.318      $10.292         0
                                                                 2009       $10.292      $10.052         0
                                                                 2010       $10.052       $9.810         0
                                                                 2011        $9.810       $9.576         0
                                                                 2012        $9.576       $9.347         0


                              156     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.489           0
                                                             2005       $10.489      $10.446           0
                                                             2006       $10.446      $10.263           0
                                                             2007       $10.263      $11.079           0
                                                             2008       $11.079      $10.047           0
                                                             2009       $10.047      $11.603           0
                                                             2010       $11.603      $12.237           0
                                                             2011       $12.237      $13.332           0
                                                             2012       $13.332      $14.143           0
-----------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.178           0
                                                             2005       $10.178      $10.172           0
                                                             2006       $10.172      $10.306           0
                                                             2007       $10.306      $10.934           0
                                                             2008       $10.934      $11.180       1,432
                                                             2009       $11.180      $12.441         675
                                                             2010       $12.441      $13.121         674
                                                             2011       $13.121      $13.263         674
                                                             2012       $13.263      $14.178         645
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                             2004       $10.000      $10.724           0
                                                             2005       $10.724      $10.749           0
                                                             2006       $10.749      $11.618           0
                                                             2007       $11.618      $10.829           0
                                                             2008       $10.829       $7.270           0
                                                             2009        $7.270       $6.989           0
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                                             2004       $10.000      $11.115           0
                                                             2005       $11.115      $10.352           0
                                                             2006       $10.352      $11.248           0
                                                             2007       $11.248      $11.665           0
                                                             2008       $11.665      $10.534           0
-----------------------------------------------------------------------------------------------------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO--II
                                                             2004       $10.000      $10.383           0
                                                             2005       $10.383      $10.701           0
                                                             2006       $10.701      $11.413           0
                                                             2007       $11.413      $12.523           0
                                                             2008       $12.523       $7.005           0
                                                             2009        $7.005       $9.690           0
                                                             2010        $9.690      $10.965           0
                                                             2011       $10.965      $10.842           0
                                                             2012       $10.842      $12.470           0


                              157     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35



                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
                                                       2004       $10.000      $10.993           0
                                                       2005       $10.993      $11.121           0
                                                       2006       $11.121      $12.873           0
                                                       2007       $12.873      $12.936           0
                                                       2008       $12.936       $8.042       1,333
                                                       2009        $8.042       $9.826           0
                                                       2010        $9.826      $10.999           0
                                                       2011       $10.999      $10.620           0
                                                       2012       $10.620      $12.113           0
-----------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
                                                       2004       $10.000      $10.278           0
                                                       2005       $10.278      $11.579           0
                                                       2006       $11.579      $11.726           0
                                                       2007       $11.726      $13.915           0
                                                       2008       $13.915       $6.875           0
                                                       2009        $6.875      $11.076           0
                                                       2010       $11.076      $13.248           0
                                                       2011       $13.248      $12.531           0
                                                       2012       $12.531      $13.941           0
-----------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                       2004       $10.000      $12.722           0
                                                       2005       $12.722      $14.491           0
                                                       2006       $14.491      $19.462           0
                                                       2007       $19.462      $15.704           0
                                                       2008       $15.704       $9.488           0
                                                       2009        $9.488      $11.893           0
                                                       2010       $11.893      $15.028           0
                                                       2011       $15.028      $15.491           0
                                                       2012       $15.491      $17.471           0
-----------------------------------------------------------------------------------------------------
VAN ECK VIP EMERGING MARKETS FUND--INITIAL CLASS
                                                       2004       $10.000      $11.983           0
                                                       2005       $11.983      $15.431           0
                                                       2006       $15.431      $20.999           0
                                                       2007       $20.999      $28.186           0
                                                       2008       $28.186       $9.683           0
                                                       2009        $9.683      $20.137           0
                                                       2010       $20.137      $24.917           0
                                                       2011       $24.917      $18.051           0
                                                       2012       $18.051      $22.856           0


                              158     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND--INITIAL CLASS
                                                                       2004       $10.000      $12.329         0
                                                                       2005       $12.329      $18.243         0
                                                                       2006       $18.243      $22.156         0
                                                                       2007       $22.156      $31.412         0
                                                                       2008       $31.412      $16.508         0
                                                                       2009       $16.508      $25.368         0
                                                                       2010       $25.368      $31.982         0
                                                                       2011       $31.982      $26.067         0
                                                                       2012       $26.067      $26.288         0
---------------------------------------------------------------------------------------------------------------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE--INITIAL CLASS
                                                                       2004       $10.000       $9.817         0
                                                                       2005        $9.817       $9.596         0
                                                                       2006        $9.596      $10.172         0
                                                                       2007       $10.172      $10.324         0
                                                                       2008       $10.324       $8.752         0
                                                                       2009        $8.752       $9.721         0
                                                                       2010        $9.721       $9.955         0
                                                                       2011        $9.955       $9.491         0
                                                                       2012        $9.491       $9.381         0
---------------------------------------------------------------------------------------------------------------------
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO--CLASS II
 FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD
 BOND PORTFOLIO--CLASS II SHARES
                                                                       2004       $10.000      $10.761         0
                                                                       2005       $10.761      $10.870         0
                                                                       2006       $10.870      $11.701         0
                                                                       2007       $11.701      $11.376         0
                                                                       2008       $11.376       $7.669         0
                                                                       2009        $7.669      $11.585         0
                                                                       2010       $11.585      $12.963         0
                                                                       2011       $12.963      $12.807         0
                                                                       2012       $12.807      $14.750         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.10%.


                              159     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS S
                                                            2004       $10.000      $10.177       2,386
                                                            2005       $10.177      $11.409      39,056
                                                            2006       $11.409      $13.328       4,489
                                                            2007       $13.328      $17.432      18,890
                                                            2008       $17.432       $9.369      12,250
                                                            2009        $9.369      $13.864       8,797
                                                            2010       $13.864      $15.470       4,945
                                                            2011       $15.470      $15.097       2,846
                                                            2012       $15.097      $17.477       2,301
----------------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS S
                                                            2004       $10.000      $10.061      13,364
                                                            2005       $10.061      $11.038      13,863
                                                            2006       $11.038      $11.371      10,863
                                                            2007       $11.371      $13.357      10,486
                                                            2008       $13.357       $7.044      20,165
                                                            2009        $7.044      $10.186      15,504
                                                            2010       $10.186      $11.294      14,306
                                                            2011       $11.294      $11.006      13,568
                                                            2012       $11.006      $11.821      12,190
----------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS S
                                                            2004       $10.000      $10.584      27,739
                                                            2005       $10.584      $11.385      54,020
                                                            2006       $11.385      $12.286       5,659
                                                            2007       $12.286      $15.837      32,351
                                                            2008       $15.837       $6.458      30,915
                                                            2009        $6.458       $9.596      15,709
                                                            2010        $9.596      $11.203      14,156
                                                            2011       $11.203      $10.056      12,397
                                                            2012       $10.056      $11.424       6,470
----------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO--SERVICE CLASS 2
                                                            2004       $10.000      $10.174      20,705
                                                            2005       $10.174      $10.369      26,325
                                                            2006       $10.369      $10.910      19,985
                                                            2007       $10.910      $12.338      10,303
                                                            2008       $12.338       $8.614      15,530
                                                            2009        $8.614      $10.891      13,118
                                                            2010       $10.891      $12.189       8,427
                                                            2011       $12.189      $11.633       8,191
                                                            2012       $11.633      $12.821      10,063


                              160     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $11.342       45,341
                                                           2005       $11.342      $12.993      144,919
                                                           2006       $12.993      $14.218       32,667
                                                           2007       $14.218      $16.377       80,603
                                                           2008       $16.377       $9.216      102,855
                                                           2009        $9.216      $12.260       81,493
                                                           2010       $12.260      $14.077       53,895
                                                           2011       $14.077      $13.440       45,208
                                                           2012       $13.440      $15.327       37,230
---------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.795       46,651
                                                           2005       $10.795      $11.192       93,792
                                                           2006       $11.192      $13.182       19,478
                                                           2007       $13.182      $13.108       98,411
                                                           2008       $13.108       $7.361      102,049
                                                           2009        $7.361       $9.388       75,431
                                                           2010        $9.388      $10.595       78,583
                                                           2011       $10.595      $10.473       57,292
                                                           2012       $10.473      $12.038       60,518
---------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000       $9.768       28,770
                                                           2005        $9.768      $10.120       55,605
                                                           2006       $10.120      $10.592       11,849
                                                           2007       $10.592      $13.173       75,363
                                                           2008       $13.173       $6.816       71,379
                                                           2009        $6.816       $8.565       57,607
                                                           2010        $8.565      $10.418       58,821
                                                           2011       $10.418      $10.228       39,731
                                                           2012       $10.228      $11.490       48,616
---------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.624      125,438
                                                           2005       $10.624      $10.908      263,983
                                                           2006       $10.908      $12.366       43,696
                                                           2007       $12.366      $12.772      211,816
                                                           2008       $12.772       $7.881      225,131
                                                           2009        $7.881       $9.775      188,699
                                                           2010        $9.775      $11.013      186,215
                                                           2011       $11.013      $11.008      112,062
                                                           2012       $11.008      $12.499       96,761


                              161     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7



                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS 2
                                                                    2004       $10.000      $10.173       48,708
                                                                    2005       $10.173      $10.180      101,437
                                                                    2006       $10.180      $10.410       31,813
                                                                    2007       $10.410      $10.639       90,643
                                                                    2008       $10.639      $10.086      138,607
                                                                    2009       $10.086      $11.437      109,299
                                                                    2010       $11.437      $12.079       73,245
                                                                    2011       $12.079      $12.697       52,851
                                                                    2012       $12.697      $13.166       43,691
------------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                                    2004       $10.000       $9.924      168,709
                                                                    2005        $9.924      $10.016      228,196
                                                                    2006       $10.016      $10.291       33,135
                                                                    2007       $10.291      $10.606      258,815
                                                                    2008       $10.606      $10.703      280,115
                                                                    2009       $10.703      $10.560      204,879
                                                                    2010       $10.560      $10.378      115,332
                                                                    2011       $10.378      $10.193      105,038
                                                                    2012       $10.193      $10.010       93,580
------------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--SERVICE CLASS 2
                                                                    2004       $10.000      $10.886       28,247
                                                                    2005       $10.886      $12.698       49,873
                                                                    2006       $12.698      $14.687       16,491
                                                                    2007       $14.687      $16.880       84,356
                                                                    2008       $16.880       $9.289       71,734
                                                                    2009        $9.289      $11.514       59,741
                                                                    2010       $11.514      $12.757       48,418
                                                                    2011       $12.757      $10.355       44,346
                                                                    2012       $10.355      $12.241       53,374
------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
 FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                                                                    2004       $10.000      $10.555          418
                                                                    2005       $10.555      $11.787        4,603
                                                                    2006       $11.787      $12.893        5,562
                                                                    2007       $12.893      $15.539        6,080
                                                                    2008       $15.539       $9.043       13,735
                                                                    2009        $9.043      $11.304       13,289
                                                                    2010       $11.304      $12.345       12,260
                                                                    2011       $12.345      $11.328       12,101
                                                                    2012       $11.328      $11.616       11,965


                              162     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION--SERIES II
                                                                        2004       $10.000      $10.260      15,284
                                                                        2005       $10.260      $10.940      18,497
                                                                        2006       $10.940      $11.395       4,420
                                                                        2007       $11.395      $12.501       9,752
                                                                        2008       $12.501       $7.043      14,356
                                                                        2009        $7.043       $8.349      12,418
                                                                        2010        $8.349       $9.446       6,468
                                                                        2011        $9.446       $8.523       6,151
                                                                        2012        $8.523       $9.773           0
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES II
                                                                        2006       $10.000      $10.767       3,608
                                                                        2007       $10.767      $11.405      16,749
                                                                        2008       $11.405       $7.804      23,452
                                                                        2009        $7.804       $9.807      16,715
                                                                        2010        $9.807      $10.522      14,055
                                                                        2011       $10.522      $10.302      12,208
                                                                        2012       $10.302      $11.494      11,510
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES II
                                                                        2011       $10.000      $11.781      12,345
                                                                        2012       $11.781      $11.825       7,815
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                                        2004       $10.000      $10.943       2,665
                                                                        2005       $10.943      $11.528       3,174
                                                                        2006       $11.528      $12.564      10,458
                                                                        2007       $12.564      $13.482      12,802
                                                                        2008       $13.482       $9.442      35,385
                                                                        2009        $9.442      $12.040      23,028
                                                                        2010       $12.040      $13.453      21,748
                                                                        2011       $13.453      $12.352      22,611
                                                                        2012       $12.352      $13.417      17,790
----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
                                                                        2012       $10.000       $9.394       5,393
----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND--SERIES II
                                                                        2004       $10.000      $10.145      28,946
                                                                        2005       $10.145      $10.289      43,426
                                                                        2006       $10.289      $10.419       5,556
                                                                        2007       $10.419      $10.948      21,802
                                                                        2008       $10.948      $10.914      24,600
                                                                        2009       $10.914      $10.809      15,906
                                                                        2010       $10.809      $11.133      41,188
                                                                        2011       $11.133      $11.184           0


                              163     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                                                                 2004       $10.000      $11.037      16,781
                                                                 2005       $11.037      $11.892      31,692
                                                                 2006       $11.892      $13.544      12,839
                                                                 2007       $13.544      $13.635      34,015
                                                                 2008       $13.635       $9.076      41,700
                                                                 2009        $9.076      $11.062      31,070
                                                                 2010       $11.062      $12.187      27,922
                                                                 2011       $12.187      $11.698      24,168
                                                                 2012       $11.698      $13.135      22,503
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                 2004       $10.000      $11.066       1,962
                                                                 2005       $11.066      $12.075       3,009
                                                                 2006       $12.075      $12.441       3,261
                                                                 2007       $12.441      $14.367      10,156
                                                                 2008       $14.367       $7.500       5,141
                                                                 2009        $7.500      $11.517      10,158
                                                                 2010       $11.517      $14.395       7,082
                                                                 2011       $14.395      $12.813       6,034
                                                                 2012       $12.813      $14.045       6,076
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND--SERIES II
 FORMERLY, INVESCO V.I. BASIC VALUE FUND--SERIES II
                                                                 2004       $10.000      $10.701      11,482
                                                                 2005       $10.701      $11.079      24,729
                                                                 2006       $11.079      $12.288       8,519
                                                                 2007       $12.288      $12.230      26,372
                                                                 2008       $12.230       $5.776      28,022
                                                                 2009        $5.776       $8.380      17,395
                                                                 2010        $8.380       $8.801      15,645
                                                                 2011        $8.801       $8.349      12,474
                                                                 2012        $8.349       $9.646       7,102
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES
                                                                 2008       $10.000       $6.916       7,352
                                                                 2009        $6.916      $12.163       7,507
                                                                 2010       $12.163      $14.932       5,973
                                                                 2011       $14.932       $9.922       5,705
                                                                 2012        $9.922      $11.027       6,067


                              164     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.256      11,610
                                                                       2005       $11.256      $12.159      21,644
                                                                       2006       $12.159      $13.740      10,246
                                                                       2007       $13.740      $14.459      34,280
                                                                       2008       $14.459      $10.238      42,657
                                                                       2009       $10.238      $13.363      30,080
                                                                       2010       $13.363      $15.139      24,624
                                                                       2011       $15.139      $14.424      21,913
                                                                       2012       $14.424      $15.692      16,678
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO--SERVICE SHARES
                                                                       2005       $10.000      $10.940       3,239
                                                                       2006       $10.940      $13.093       2,462
                                                                       2007       $13.093      $12.071      12,418
                                                                       2008       $12.071       $7.596      19,904
                                                                       2009        $7.596       $7.188           0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $10.581      10,013
                                                                       2005       $10.581      $11.187      17,505
                                                                       2006       $11.187      $12.130       1,999
                                                                       2007       $12.130      $13.136      14,877
                                                                       2008       $13.136      $10.828      22,471
                                                                       2009       $10.828      $13.353      19,202
                                                                       2010       $13.353      $14.178      20,105
                                                                       2011       $14.178      $14.112      18,228
                                                                       2012       $14.112      $15.711      10,712
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.270      27,022
                                                                       2005       $11.270      $11.758       6,336
                                                                       2006       $11.758      $13.632       2,516
                                                                       2007       $13.632      $15.829       6,797
                                                                       2008       $15.829      $14.875           0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FORTY PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.443       1,269
                                                                       2005       $11.443      $12.649      11,195
                                                                       2006       $12.649      $13.554       2,354
                                                                       2007       $13.554      $18.185      13,531
                                                                       2008       $18.185       $9.944      14,716
                                                                       2009        $9.944      $14.259      12,938
                                                                       2010       $14.259      $14.910      10,052
                                                                       2011       $14.910      $13.625       8,840
                                                                       2012       $13.625      $16.572       7,253


                              165     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO--SERVICE
 SHARES
                                                                        2004       $10.000      $11.292       4,773
                                                                        2005       $11.292      $12.299      28,781
                                                                        2006       $12.299      $13.379         901
                                                                        2007       $13.379      $13.943      13,792
                                                                        2008       $13.943       $8.729      10,922
                                                                        2009        $8.729      $10.506       5,256
----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
 PORTFOLIO--CLASS I SHARES
                                                                        2007       $10.000       $9.479         553
                                                                        2008        $9.479       $5.904       8,461
                                                                        2009        $5.904       $7.499       6,476
                                                                        2010        $7.499       $8.587       6,522
                                                                        2011        $8.587       $7.910       7,429
                                                                        2012        $7.910       $8.931       7,479
----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO--CLASS I
 SHARES
                                                                        2007       $10.000       $9.718      10,050
                                                                        2008        $9.718       $6.144       8,585
                                                                        2009        $6.144       $7.511       4,311
                                                                        2010        $7.511       $8.074       3,403
                                                                        2011        $8.074       $8.322       4,149
                                                                        2012        $8.322       $9.520       3,911
----------------------------------------------------------------------------------------------------------------------
MFS(R) HIGH INCOME SERIES--SERVICE CLASS
                                                                        2004       $10.000      $10.608      23,363
                                                                        2005       $10.608      $10.631      20,622
                                                                        2006       $10.631      $11.483       6,286
                                                                        2007       $11.483      $11.449      23,290
                                                                        2008       $11.449       $8.020      27,280
                                                                        2009        $8.020      $11.438      18,164
                                                                        2010       $11.438      $12.849      12,581
                                                                        2011       $12.849      $13.105      10,973
                                                                        2012       $13.105      $14.725       5,772
----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES--SERVICE CLASS
                                                                        2004       $10.000      $10.428       1,297
                                                                        2005       $10.428      $10.673      14,429
                                                                        2006       $10.673      $11.248       7,739
                                                                        2007       $11.248      $12.262      18,306
                                                                        2008       $12.262       $7.588      22,364
                                                                        2009        $7.588      $10.365      18,949
                                                                        2010       $10.365      $11.415      15,205
                                                                        2011       $11.415      $11.251      12,320
                                                                        2012       $11.251      $12.892      10,941


                              166     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
                                                   2004       $10.000      $10.765       1,311
                                                   2005       $10.765      $11.314       5,472
                                                   2006       $11.314      $12.521       1,693
                                                   2007       $12.521      $13.528       3,450
                                                   2008       $13.528       $8.867       5,345
                                                   2009        $8.867      $11.020       3,217
                                                   2010       $11.020      $11.999       1,719
                                                   2011       $11.999      $11.498       3,714
                                                   2012       $11.498      $13.417       3,388
-------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES--SERVICE CLASS
                                                   2004       $10.000       $9.903       6,659
                                                   2005        $9.903      $10.215       7,704
                                                   2006       $10.215      $11.329       2,187
                                                   2007       $11.329      $11.374      10,252
                                                   2008       $11.374       $6.755      10,509
                                                   2009        $6.755      $10.807      13,125
                                                   2010       $10.807      $14.427       9,230
                                                   2011       $14.427      $12.681       8,946
                                                   2012       $12.681      $15.055       7,889
-------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES--SERVICE CLASS
                                                   2004       $10.000      $10.739      19,818
                                                   2005       $10.739      $10.820      51,781
                                                   2006       $10.820      $11.861      18,099
                                                   2007       $11.861      $12.104      20,247
                                                   2008       $12.104       $9.233      26,900
                                                   2009        $9.233      $10.674      20,112
                                                   2010       $10.674      $11.492      13,332
                                                   2011       $11.492      $11.464      13,081
                                                   2012       $11.464      $12.488      11,293
-------------------------------------------------------------------------------------------------
MFS(R) VALUE SERIES--SERVICE CLASS
                                                   2004       $10.000      $11.128       3,382
                                                   2005       $11.128      $11.635       5,222
                                                   2006       $11.635      $13.770       2,124
                                                   2007       $13.770      $14.547       8,826
                                                   2008       $14.547       $9.608       4,507
                                                   2009        $9.608      $11.553       3,502
                                                   2010       $11.553      $12.618       2,399
                                                   2011       $12.618      $12.333       2,554
                                                   2012       $12.333      $14.034       2,402


                              167     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                                  2004       $10.000      $11.343       62,080
                                                                  2005       $11.343      $12.706       86,497
                                                                  2006       $12.706      $14.644       10,134
                                                                  2007       $14.644      $15.254      111,096
                                                                  2008       $15.254       $8.938       64,672
                                                                  2009        $8.938      $12.231       44,368
                                                                  2010       $12.231      $13.897       41,921
                                                                  2011       $13.897      $12.483       32,097
                                                                  2012       $12.483      $14.826       36,198
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--SERVICE
 SHARES
                                                                  2004       $10.000      $11.277       35,420
                                                                  2005       $11.277      $12.150       81,846
                                                                  2006       $12.150      $13.681       11,584
                                                                  2007       $13.681      $13.246       44,402
                                                                  2008       $13.246       $8.064       43,930
                                                                  2009        $8.064      $10.840       31,176
                                                                  2010       $10.840      $13.099       26,227
                                                                  2011       $13.099      $12.557       21,911
                                                                  2012       $12.557      $14.509       23,005
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
                                                                  2005       $10.000      $11.687        7,856
                                                                  2006       $11.687      $11.787        7,348
                                                                  2007       $11.787      $12.272        5,022
                                                                  2008       $12.272       $6.120        7,593
                                                                  2009        $6.120       $7.949        8,703
                                                                  2010        $7.949       $9.927        6,348
                                                                  2011        $9.927       $9.830        7,146
                                                                  2012        $9.830      $11.213        5,665
----------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                                  2004       $10.000      $10.339        9,772
                                                                  2005       $10.339      $10.676       47,366
                                                                  2006       $10.676      $10.714        8,948
                                                                  2007       $10.714      $10.902       33,647
                                                                  2008       $10.902      $10.451       27,562
                                                                  2009       $10.451      $11.867       25,316
                                                                  2010       $11.867      $12.644       20,331
                                                                  2011       $12.644      $13.257       16,521
                                                                  2012       $13.257      $14.430       14,395


                              168     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PIMCO VIT MONEY MARKET PORTFOLIO--ADMINISTRATIVE SHARES
                                                              2004       $10.000       $9.918      158,641
                                                              2005        $9.918      $10.009      150,481
                                                              2006       $10.009      $10.283       27,607
                                                              2007       $10.283      $10.590       32,822
                                                              2008       $10.590      $10.634       91,586
                                                              2009       $10.634      $10.454       70,508
                                                              2010       $10.454      $10.271       58,599
                                                              2011       $10.271      $10.092       65,420
                                                              2012       $10.092       $9.916       35,580
------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                              2004       $10.000      $10.552       42,470
                                                              2005       $10.552      $10.579      122,346
                                                              2006       $10.579      $10.462       16,994
                                                              2007       $10.462      $11.371       42,156
                                                              2008       $11.371      $10.380       41,393
                                                              2009       $10.380      $12.068       32,397
                                                              2010       $12.068      $12.812       32,722
                                                              2011       $12.812      $14.051       20,871
                                                              2012       $14.051      $15.005       16,504
------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                              2004       $10.000      $10.240       58,540
                                                              2005       $10.240      $10.302       76,949
                                                              2006       $10.302      $10.507       28,759
                                                              2007       $10.507      $11.221       79,939
                                                              2008       $11.221      $11.550      109,474
                                                              2009       $11.550      $12.939       93,450
                                                              2010       $12.939      $13.737       84,488
                                                              2011       $13.737      $13.977      122,070
                                                              2012       $13.977      $15.042      111,189
------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                              2004       $10.000      $10.772        5,494
                                                              2005       $10.772      $10.868        6,958
                                                              2006       $10.868      $11.826          560
                                                              2007       $11.826      $11.096        7,098
                                                              2008       $11.096       $7.499        9,792
                                                              2009        $7.499       $7.225            0
------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                                              2004       $10.000      $11.182       31,488
                                                              2005       $11.182      $10.484       23,563
                                                              2006       $10.484      $11.467        6,181
                                                              2007       $11.467      $11.971       12,010
                                                              2008       $11.971      $10.815            0


                              169     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO--II
                                                  2004       $10.000      $10.446        6,370
                                                  2005       $10.446      $10.837       57,136
                                                  2006       $10.837      $11.636       16,451
                                                  2007       $11.636      $12.852       54,684
                                                  2008       $12.852       $7.238       68,814
                                                  2009        $7.238      $10.078       50,583
                                                  2010       $10.078      $11.480       35,122
                                                  2011       $11.480      $11.427       29,928
                                                  2012       $11.427      $13.230       30,044
------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
                                                  2004       $10.000      $11.060       57,291
                                                  2005       $11.060      $11.263      110,586
                                                  2006       $11.263      $13.123       28,044
                                                  2007       $13.123      $13.276       72,693
                                                  2008       $13.276       $8.309       93,184
                                                  2009        $8.309      $10.220       63,978
                                                  2010       $10.220      $11.515       56,769
                                                  2011       $11.515      $11.193       48,248
                                                  2012       $11.193      $12.851       37,818
------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
                                                  2004       $10.000      $10.340        2,987
                                                  2005       $10.340      $11.726        7,296
                                                  2006       $11.726      $11.954        1,579
                                                  2007       $11.954      $14.281        1,834
                                                  2008       $14.281       $7.103        3,770
                                                  2009        $7.103      $11.520        5,504
                                                  2010       $11.520      $13.870        4,539
                                                  2011       $13.870      $13.207        4,772
                                                  2012       $13.207      $14.791        4,328
------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                  2004       $10.000      $12.799       40,344
                                                  2005       $12.799      $14.675       59,925
                                                  2006       $14.675      $19.841       23,273
                                                  2007       $19.841      $16.117       49,639
                                                  2008       $16.117       $9.803       52,161
                                                  2009        $9.803      $12.369       39,348
                                                  2010       $12.369      $15.734       29,572
                                                  2011       $15.734      $16.326       27,469
                                                  2012       $16.326      $18.536       24,708


                              170     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
VAN ECK VIP EMERGING MARKETS FUND--INITIAL CLASS
                                                                       2004       $10.000      $12.055       2,104
                                                                       2005       $12.055      $15.627      18,780
                                                                       2006       $15.627      $21.408       5,890
                                                                       2007       $21.408      $28.927      22,998
                                                                       2008       $28.927      $10.004      15,749
                                                                       2009       $10.004      $20.943      10,954
                                                                       2010       $20.943      $26.087       7,376
                                                                       2011       $26.087      $19.024       5,823
                                                                       2012       $19.024      $24.250       5,143
---------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND--INITIAL CLASS
                                                                       2004       $10.000      $12.403       6,528
                                                                       2005       $12.403      $18.475      31,637
                                                                       2006       $18.475      $22.587      59,022
                                                                       2007       $22.587      $32.238      35,164
                                                                       2008       $32.238      $17.055      36,260
                                                                       2009       $17.055      $26.383      36,520
                                                                       2010       $26.383      $33.484      30,164
                                                                       2011       $33.484      $27.472      22,360
                                                                       2012       $27.472      $27.890      21,376
---------------------------------------------------------------------------------------------------------------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE--INITIAL CLASS
                                                                       2004       $10.000       $9.876       1,961
                                                                       2005        $9.876       $9.719       2,232
                                                                       2006        $9.719      $10.370       8,505
                                                                       2007       $10.370      $10.595       5,710
                                                                       2008       $10.595       $9.042       3,607
                                                                       2009        $9.042      $10.110       2,562
                                                                       2010       $10.110      $10.422       2,634
                                                                       2011       $10.422      $10.003       2,497
                                                                       2012       $10.003       $9.953       2,675
---------------------------------------------------------------------------------------------------------------------
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO--CLASS II
 FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD
 BOND PORTFOLIO--CLASS II SHARES
                                                                       2004       $10.000      $10.286      17,645
                                                                       2005       $10.826      $11.008      46,676
                                                                       2006       $11.008      $11.929      15,302
                                                                       2007       $11.929      $11.675      47,449
                                                                       2008       $11.675       $7.924      53,932
                                                                       2009        $7.924      $12.049      33,607
                                                                       2010       $12.049      $13.571      22,444
                                                                       2011       $13.571      $13.497      19,914
                                                                       2012       $13.497      $15.649      13,535



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.


                              171     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS S
                                                            2004       $10.000      $10.092         0
                                                            2005       $10.092      $11.210         0
                                                            2006       $11.210      $12.977         0
                                                            2007       $12.977      $16.815         0
                                                            2008       $16.815       $8.955         0
                                                            2009        $8.955      $13.130         0
                                                            2010       $13.130      $14.517         0
                                                            2011       $14.517      $14.037         0
                                                            2012       $14.037      $16.100         0
----------------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS S
                                                            2004       $10.000       $9.977         0
                                                            2005        $9.977      $10.846         0
                                                            2006       $10.846      $11.071         0
                                                            2007       $11.071      $12.885         0
                                                            2008       $12.885       $6.733         0
                                                            2009        $6.733       $9.646         0
                                                            2010        $9.646      $10.597         0
                                                            2011       $10.597      $10.233         0
                                                            2012       $10.233      $10.890         0
----------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS S
                                                            2004       $10.000      $10.495         0
                                                            2005       $10.495      $11.187         0
                                                            2006       $11.187      $11.962         0
                                                            2007       $11.962      $15.277         0
                                                            2008       $15.277       $6.172         0
                                                            2009        $6.172       $9.087         0
                                                            2010        $9.087      $10.512         0
                                                            2011       $10.512       $9.350         0
                                                            2012        $9.350      $10.524         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO--SERVICE CLASS 2
                                                            2004       $10.000      $10.089         0
                                                            2005       $10.089      $10.189         0
                                                            2006       $10.189      $10.622         0
                                                            2007       $10.622      $11.902         0
                                                            2008       $11.902       $8.233         0
                                                            2009        $8.233      $10.314         0
                                                            2010       $10.314      $11.438         0
                                                            2011       $11.438      $10.816         0
                                                            2012       $10.816      $11.811         0


                              172     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $11.247         0
                                                           2005       $11.247      $12.767         0
                                                           2006       $12.767      $13.843         0
                                                           2007       $13.843      $15.798         0
                                                           2008       $15.798       $8.809         0
                                                           2009        $8.809      $11.611         0
                                                           2010       $11.611      $13.210         0
                                                           2011       $13.210      $12.496         0
                                                           2012       $12.496      $14.120         0
---------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.705         0
                                                           2005       $10.705      $10.997         0
                                                           2006       $10.997      $12.834         0
                                                           2007       $12.834      $12.644         0
                                                           2008       $12.644       $7.035         0
                                                           2009        $7.035       $8.891         0
                                                           2010        $8.891       $9.942         0
                                                           2011        $9.942       $9.737         0
                                                           2012        $9.737      $11.089         0
---------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000       $9.686         0
                                                           2005        $9.686       $9.944         0
                                                           2006        $9.944      $10.313         0
                                                           2007       $10.313      $12.707         0
                                                           2008       $12.707       $6.514         0
                                                           2009        $6.514       $8.111         0
                                                           2010        $8.111       $9.776         0
                                                           2011        $9.776       $9.509         0
                                                           2012        $9.509      $10.584         0
---------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.535         0
                                                           2005       $10.535      $10.719         0
                                                           2006       $10.719      $12.040         0
                                                           2007       $12.040      $12.320         0
                                                           2008       $12.320       $7.533         0
                                                           2009        $7.533       $9.257         0
                                                           2010        $9.257      $10.334         0
                                                           2011       $10.334      $10.235         0
                                                           2012       $10.235      $11.515         0


                              173     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6



                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.088         0
                                                                   2005       $10.088      $10.002         0
                                                                   2006       $10.002      $10.136         0
                                                                   2007       $10.136      $10.263         0
                                                                   2008       $10.263       $9.641         0
                                                                   2009        $9.641      $10.831         0
                                                                   2010       $10.831      $11.334         0
                                                                   2011       $11.334      $11.805         0
                                                                   2012       $11.805      $12.129         0
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.841         0
                                                                   2005        $9.841       $9.842         0
                                                                   2006        $9.842      $10.020         0
                                                                   2007       $10.020      $10.231         0
                                                                   2008       $10.231      $10.230         0
                                                                   2009       $10.230      $10.001         0
                                                                   2010       $10.001       $9.738         0
                                                                   2011        $9.738       $9.477         0
                                                                   2012        $9.477       $9.221         0
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.795         0
                                                                   2005       $10.795      $12.477         0
                                                                   2006       $12.477      $14.299         0
                                                                   2007       $14.299      $16.284         0
                                                                   2008       $16.284       $8.878         0
                                                                   2009        $8.878      $10.904         0
                                                                   2010       $10.904      $11.971         0
                                                                   2011       $11.971       $9.628         0
                                                                   2012        $9.628      $11.277         0
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
 FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                                                                   2004       $10.000      $10.467         0
                                                                   2005       $10.467      $11.582         0
                                                                   2006       $11.582      $12.553         0
                                                                   2007       $12.553      $14.990         0
                                                                   2008       $14.990       $8.643         0
                                                                   2009        $8.643      $10.705         0
                                                                   2010       $10.705      $11.584         0
                                                                   2011       $11.584      $10.532         0
                                                                   2012       $10.532      $10.701         0


                              174     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION--SERIES II
                                                                       2004       $10.000      $10.175         0
                                                                       2005       $10.175      $10.750         0
                                                                       2006       $10.750      $11.094         0
                                                                       2007       $11.094      $12.059         0
                                                                       2008       $12.059       $6.732         0
                                                                       2009        $6.732       $7.907         0
                                                                       2010        $7.907       $8.864         0
                                                                       2011        $8.864       $7.925         0
                                                                       2012        $7.925       $9.059         0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES II
                                                                       2006       $10.000      $10.700         0
                                                                       2007       $10.700      $11.230         0
                                                                       2008       $11.230       $7.613         0
                                                                       2009        $7.613       $9.481         0
                                                                       2010        $9.481      $10.078         0
                                                                       2011       $10.078       $9.778         0
                                                                       2012        $9.778      $10.808         0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES II
                                                                       2011       $10.000      $10.954         0
                                                                       2012       $10.954      $10.894         0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                                       2004       $10.000      $10.852         0
                                                                       2005       $10.852      $11.327         0
                                                                       2006       $11.327      $12.233         0
                                                                       2007       $12.233      $13.005         0
                                                                       2008       $13.005       $9.025         0
                                                                       2009        $9.025      $11.403         0
                                                                       2010       $11.403      $12.624         0
                                                                       2011       $12.624      $11.484         0
                                                                       2012       $11.484      $12.360         0
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
                                                                       2012       $10.000       $8.654         0
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND--SERIES II
                                                                       2004       $10.000      $10.061         0
                                                                       2005       $10.061      $10.110         0
                                                                       2006       $10.110      $10.144         0
                                                                       2007       $10.144      $10.561         0
                                                                       2008       $10.561      $10.431         0
                                                                       2009       $10.431      $10.237         0
                                                                       2010       $10.237      $10.447         0
                                                                       2011       $10.447      $10.464         0


                              175     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                                                                 2004       $10.000      $10.945         0
                                                                 2005       $10.945      $11.685         0
                                                                 2006       $11.685      $13.187         0
                                                                 2007       $13.187      $13.153         0
                                                                 2008       $13.153       $8.675         0
                                                                 2009        $8.675      $10.476         0
                                                                 2010       $10.476      $11.436         0
                                                                 2011       $11.436      $10.876         0
                                                                 2012       $10.876      $12.100         0
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                 2004       $10.000      $10.973         0
                                                                 2005       $10.973      $11.864         0
                                                                 2006       $11.864      $12.113         0
                                                                 2007       $12.113      $13.859         0
                                                                 2008       $13.859       $7.169         0
                                                                 2009        $7.169      $10.907         0
                                                                 2010       $10.907      $13.507         0
                                                                 2011       $13.507      $11.913         0
                                                                 2012       $11.913      $12.938         0
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND--SERIES II
 FORMERLY, INVESCO V.I. BASIC VALUE FUND--SERIES II
                                                                 2004       $10.000      $10.611         0
                                                                 2005       $10.611      $10.886         0
                                                                 2006       $10.886      $11.964         0
                                                                 2007       $11.964      $11.798         0
                                                                 2008       $11.798       $5.521         0
                                                                 2009        $5.521       $7.936         0
                                                                 2010        $7.936       $8.258         0
                                                                 2011        $8.258       $7.763         0
                                                                 2012        $7.763       $8.886         0
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES
                                                                 2008       $10.000       $6.611         0
                                                                 2009        $6.611      $11.518         0
                                                                 2010       $11.518      $14.012         0
                                                                 2011       $14.012       $9.225         0
                                                                 2012        $9.225      $10.158         0


                              176     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.162         0
                                                                       2005       $11.162      $11.948         0
                                                                       2006       $11.948      $13.378         0
                                                                       2007       $13.378      $13.948         0
                                                                       2008       $13.948       $9.785         0
                                                                       2009        $9.785      $12.655         0
                                                                       2010       $12.655      $14.206         0
                                                                       2011       $14.206      $13.411         0
                                                                       2012       $13.411      $14.456         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO--SERVICE SHARES
                                                                       2005       $10.000      $10.873         0
                                                                       2006       $10.873      $12.894         0
                                                                       2007       $12.894      $11.777         0
                                                                       2008       $11.777       $7.343         0
                                                                       2009        $7.343       $6.927         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $10.493         0
                                                                       2005       $10.493      $10.992         0
                                                                       2006       $10.992      $11.810         0
                                                                       2007       $11.810      $12.672         0
                                                                       2008       $12.672      $10.349         0
                                                                       2009       $10.349      $12.646         0
                                                                       2010       $12.646      $13.304         0
                                                                       2011       $13.304      $13.121         0
                                                                       2012       $13.121      $14.473         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.176         0
                                                                       2005       $11.176      $11.553         0
                                                                       2006       $11.553      $13.273         0
                                                                       2007       $13.273      $15.270         0
                                                                       2008       $15.270      $14.306         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FORTY PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.348         0
                                                                       2005       $11.348      $12.429         0
                                                                       2006       $12.429      $13.197         0
                                                                       2007       $13.197      $17.542         0
                                                                       2008       $17.542       $9.505         0
                                                                       2009        $9.505      $13.504         0
                                                                       2010       $13.504      $13.991         0
                                                                       2011       $13.991      $12.669         0
                                                                       2012       $12.669      $15.267         0


                              177     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO--SERVICE
 SHARES
                                                                        2004       $10.000      $11.198         0
                                                                        2005       $11.198      $12.085         0
                                                                        2006       $12.085      $13.026         0
                                                                        2007       $13.026      $13.450         0
                                                                        2008       $13.450       $8.343         0
                                                                        2009        $8.343       $9.949         0
                                                                        2010        $9.949      $10.633         0
----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
 PORTFOLIO--CLASS I SHARES
                                                                        2007       $10.000       $9.420         0
                                                                        2008        $9.420       $5.813         0
                                                                        2009        $5.813       $7.316         0
                                                                        2010        $7.316       $8.301         0
                                                                        2011        $8.301       $7.577         0
                                                                        2012        $7.577       $8.476         0
----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO--CLASS I
 SHARES
                                                                        2007       $10.000       $9.658         0
                                                                        2008        $9.658       $6.049         0
                                                                        2009        $6.049       $7.328         0
                                                                        2010        $7.328       $7.805         0
                                                                        2011        $7.805       $7.971         0
                                                                        2012        $7.971       $9.035         0
----------------------------------------------------------------------------------------------------------------------
MFS(R) HIGH INCOME SERIES--SERVICE CLASS
                                                                        2004       $10.000      $10.519         0
                                                                        2005       $10.519      $10.446         0
                                                                        2006       $10.446      $11.180         0
                                                                        2007       $11.180      $11.044         0
                                                                        2008       $11.044       $7.666         0
                                                                        2009        $7.666      $10.832         0
                                                                        2010       $10.832      $12.057         0
                                                                        2011       $12.057      $12.185         0
                                                                        2012       $12.185      $13.566         0
----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES--SERVICE CLASS
                                                                        2004       $10.000      $10.341         0
                                                                        2005       $10.341      $10.488         0
                                                                        2006       $10.488      $10.951         0
                                                                        2007       $11.964      $11.798         0
                                                                        2008       $11.798       $7.252         0
                                                                        2009        $7.252       $9.815         0
                                                                        2010        $9.815      $10.711         0
                                                                        2011       $10.711      $10.461         0
                                                                        2012       $10.461      $11.876         0


                              178     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
                                                  2004       $10.000      $10.675         0
                                                  2005       $10.675      $11.117         0
                                                  2006       $11.117      $12.191         0
                                                  2007       $10.951      $11.828         0
                                                  2008       $11.828       $8.475         0
                                                  2009        $8.475      $10.436         0
                                                  2010       $10.436      $11.259         0
                                                  2011       $11.259      $10.691         0
                                                  2012       $10.691      $12.361         0
------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES--SERVICE CLASS
                                                  2004       $10.000       $9.821         0
                                                  2005        $9.821      $10.037         0
                                                  2006       $10.037      $11.030         0
                                                  2007       $11.030      $10.972         0
                                                  2008       $10.972       $6.456         0
                                                  2009        $6.456      $10.234         0
                                                  2010       $10.234      $13.538         0
                                                  2011       $13.538      $11.790         0
                                                  2012       $11.790      $13.869         0
------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES--SERVICE CLASS
                                                  2004       $10.000      $10.649         0
                                                  2005       $10.649      $10.631         0
                                                  2006       $10.631      $11.548         0
                                                  2007       $11.548      $11.676         0
                                                  2008       $11.676       $8.825         0
                                                  2009        $8.825      $10.109         0
                                                  2010       $10.109      $10.783         0
                                                  2011       $10.783      $10.659         0
                                                  2012       $10.659      $11.505         0
------------------------------------------------------------------------------------------------
MFS(R) VALUE SERIES--SERVICE CLASS
                                                  2004       $10.000      $11.036         0
                                                  2005       $11.036      $11.433         0
                                                  2006       $11.433      $13.407         0
                                                  2007       $13.407      $14.033         0
                                                  2008       $14.033       $9.183         0
                                                  2009        $9.183      $10.941         0
                                                  2010       $10.941      $11.840         0
                                                  2011       $11.840      $11.467         0
                                                  2012       $11.467      $12.929         0


                              179     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                                  2004       $10.000      $11.249         0
                                                                  2005       $11.249      $12.485         0
                                                                  2006       $12.485      $14.258         0
                                                                  2007       $14.258      $14.715         0
                                                                  2008       $14.715       $8.542         0
                                                                  2009        $8.542      $11.583         0
                                                                  2010       $11.583      $13.040         0
                                                                  2011       $13.040      $11.607         0
                                                                  2012       $11.607      $13.659         0
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--SERVICE
 SHARES
                                                                  2004       $10.000      $11.183         0
                                                                  2005       $11.183      $11.939         0
                                                                  2006       $11.939      $13.320         0
                                                                  2007       $13.320      $12.778         0
                                                                  2008       $12.778       $7.708         0
                                                                  2009        $7.708      $10.265         0
                                                                  2010       $10.265      $12.291         0
                                                                  2011       $12.291      $11.675         0
                                                                  2012       $11.675      $13.367         0
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
                                                                  2005       $10.000      $11.615         0
                                                                  2006       $11.615      $11.607         0
                                                                  2007       $11.607      $11.974         0
                                                                  2008       $11.974       $5.917         0
                                                                  2009        $5.917       $7.614         0
                                                                  2010        $7.614       $9.421         0
                                                                  2011        $9.421       $9.244         0
                                                                  2012        $9.244      $10.448         0
----------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                                  2004       $10.000      $10.252         0
                                                                  2005       $10.252      $10.490         0
                                                                  2006       $10.490      $10.431         0
                                                                  2007       $10.431      $10.517         0
                                                                  2008       $10.517       $9.989         0
                                                                  2009        $9.989      $11.239         0
                                                                  2010       $11.239      $11.865         0
                                                                  2011       $11.865      $12.326         0
                                                                  2012       $12.326      $13.294         0


                              180     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
PIMCO VIT MONEY MARKET PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000       $9.835         0
                                                             2005        $9.835       $9.835         0
                                                             2006        $9.835      $10.012         0
                                                             2007       $10.012      $10.215         0
                                                             2008       $10.215      $10.164         0
                                                             2009       $10.164       $9.900         0
                                                             2010        $9.900       $9.638         0
                                                             2011        $9.638       $9.384         0
                                                             2012        $9.384       $9.135         0
-----------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.464         0
                                                             2005       $10.464      $10.395         0
                                                             2006       $10.395      $10.186         0
                                                             2007       $10.186      $10.969         0
                                                             2008       $10.969       $9.921         0
                                                             2009        $9.921      $11.429         0
                                                             2010       $11.429      $12.022         0
                                                             2011       $12.022      $13.064         0
                                                             2012       $13.064      $13.824         0
-----------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.155         0
                                                             2005       $10.155      $10.122         0
                                                             2006       $10.122      $10.230         0
                                                             2007       $10.230      $10.824         0
                                                             2008       $10.824      $11.040         0
                                                             2009       $11.040      $12.254         0
                                                             2010       $12.254      $12.890         0
                                                             2011       $12.890      $12.996         0
                                                             2012       $12.996      $13.857         0
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                             2004       $10.000      $10.706         0
                                                             2005       $10.706      $10.703         0
                                                             2006       $10.703      $11.539         0
                                                             2007       $11.539      $10.728         0
                                                             2008       $10.728       $7.183         0
                                                             2009        $7.183       $6.901         0
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                                             2004       $10.000      $11.089         0
                                                             2005       $11.089      $10.302         0
                                                             2006       $10.302      $11.164         0
                                                             2007       $11.164      $11.548         0
                                                             2008       $11.548      $10.428         0


                              181     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6



                                                                                   Number of
                                                        Accumulation Accumulation    Units
                                           For the Year  Unit Value   Unit Value  Outstanding
                                              Ending    at Beginning    at End      at End
Sub-Accounts                               December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO--II
                                               2004       $10.000      $10.359         0
                                               2005       $10.359      $10.649         0
                                               2006       $10.649      $11.329         0
                                               2007       $11.329      $12.398         0
                                               2008       $12.398       $6.918         0
                                               2009        $6.918       $9.544         0
                                               2010        $9.544      $10.772         0
                                               2011       $10.772      $10.625         0
                                               2012       $10.625      $12.188         0
---------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
                                               2004       $10.000      $10.968         0
                                               2005       $10.968      $11.067         0
                                               2006       $11.067      $12.777         0
                                               2007       $12.777      $12.807         0
                                               2008       $12.807       $7.942         0
                                               2009        $7.942       $9.678         0
                                               2010        $9.678      $10.805         0
                                               2011       $10.805      $10.407         0
                                               2012       $10.407      $11.839         0
---------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
                                               2004       $10.000      $10.254         0
                                               2005       $10.254      $11.522         0
                                               2006       $11.522      $11.639         0
                                               2007       $11.639      $13.776         0
                                               2008       $13.776       $6.789         0
                                               2009        $6.789      $10.909         0
                                               2010       $10.909      $13.015         0
                                               2011       $13.015      $12.280         0
                                               2012       $12.280      $13.626         0
---------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                               2004       $10.000      $12.693         0
                                               2005       $12.693      $14.420         0
                                               2006       $14.420      $19.318         0
                                               2007       $19.318      $15.547         0
                                               2008       $15.547       $9.370         0
                                               2009        $9.370      $11.714         0
                                               2010       $11.714      $14.764         0
                                               2011       $14.764      $15.179         0
                                               2012       $15.179      $17.076         0


                              182     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
VAN ECK VIP EMERGING MARKETS FUND--INITIAL CLASS
                                                                       2004       $10.000      $11.955         0
                                                                       2005       $11.955      $15.355         0
                                                                       2006       $15.355      $20.843         0
                                                                       2007       $20.843      $27.905         0
                                                                       2008       $27.905       $9.562         0
                                                                       2009        $9.562      $19.834         0
                                                                       2010       $19.834      $24.479         0
                                                                       2011       $24.479      $17.688         0
                                                                       2012       $17.688      $22.340         0
---------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND--INITIAL CLASS
                                                                       2004       $10.000      $12.300         0
                                                                       2005       $12.300      $18.154         0
                                                                       2006       $18.154      $21.992         0
                                                                       2007       $21.992      $31.099         0
                                                                       2008       $31.099      $16.301         0
                                                                       2009       $16.301      $24.986         0
                                                                       2010       $24.986      $31.420         0
                                                                       2011       $31.420      $25.543         0
                                                                       2012       $25.543      $25.693         0
---------------------------------------------------------------------------------------------------------------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE--INITIAL CLASS
                                                                       2004       $10.000       $9.794         0
                                                                       2005        $9.794       $9.549         0
                                                                       2006        $9.549      $10.097         0
                                                                       2007       $10.097      $10.221         0
                                                                       2008       $10.221       $8.642         0
                                                                       2009        $8.642       $9.575         0
                                                                       2010        $9.575       $9.780         0
                                                                       2011        $9.780       $9.300         0
                                                                       2012        $9.300       $9.169         0
---------------------------------------------------------------------------------------------------------------------
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO--CLASS II
 FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD
 BOND PORTFOLIO--CLASS II SHARES
                                                                       2004       $10.000      $10.735         0
                                                                       2005       $10.735      $10.817         0
                                                                       2006       $10.817      $11.614         0
                                                                       2007       $11.614      $11.262         0
                                                                       2008       $11.262       $7.573         0
                                                                       2009        $7.573      $11.411         0
                                                                       2010       $11.411      $12.735         0
                                                                       2011       $12.735      $12.549         0
                                                                       2012       $12.549      $14.417         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.60% and an administrative expense charge of 0.10%.


                              183     PROSPECTUS

LBL6535-4

[LOGO]

                  THE CONSULTANT SOLUTIONS VARIABLE ANNUITIES
                        (Classic, Elite, Plus, Select)

                         Lincoln Benefit Life Company
                       Variable Annuity Separate Account
                                 PO Box 758565
                             Topeka, KS 66675-8565
                               1 (800) 457-7617

                      Statement of Additional Information
                            And Related Prospectus

                               Dated May 1, 2013


This Statement of Additional Information supplements the information in the prospectus for the Lincoln Benefit Life Variable Annuity Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

The Contract is no longer offered for new sales.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments. 2
The Contracts........................................ 2
Calculation of Accumulation Unit Values.............. 4
Net Investment Factor................................ 4
Calculation of Variable Income Payments.............. 5
General Matters...................................... 6
Experts.............................................. 6
Financial Statements................................. 7
Accumulation Unit Values............................. 7

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract, as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

DISTRIBUTION

In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Contracts. To contribute to the promotion and marketing of the Contracts, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

The general types of payments that we make are:

   . Percentage Payments based upon Contract Value. This type of payment is a percentage payment that is based upon the total Contract Value of all Contracts that were sold through the firm.

   . Percentage Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Contracts sold through the firm.

   . Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Contracts sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.

PURCHASE OF CONTRACTS

The principal underwriter for the Variable Account, Allstate Distributors,LLC ("ADLLC"), distributes the Contracts. ADLLC, an affiliate of Lincoln Benefit, is a wholly-owned subsidiary of Allstate Life Insurance Company. The offering of the Contracts is continuous. Lincoln Benefit does not pay ADLLC a commission for distribution of the contracts.

TAX-FREE EXCHANGES

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

   (1) the net asset value per share of the underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the underlying the Variable Sub-Account during the current Valuation

Period;

   (B) is the net asset value per share of the underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the shares held by each of the Variable Sub-Accounts.

These do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of these.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS


The financial statements and the related financial statement schedules of Lincoln Benefit Life Company and the financial statements of the sub-accounts of Lincoln Benefit Life Variable Annuity Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


    . Financial statements of Lincoln Benefit Life Company as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 and related financial statement schedules, and

    . The financial statements of the Sub-Accounts comprising Lincoln Benefit Life Variable Annuity Account as of December 31, 2012 and for each of the periods in the two years then ended.


The financial statements and schedules of Lincoln Benefit Life Company included herein should be considered only as bearing upon the ability of Lincoln Benefit Life Company to meet its obligations under the Contracts.

                           ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.


The LBL Consultant Solutions Classic, Elite, Plus and Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Perkins Small Company Value Portfolio - Service Shares Sub-Account and Oppenheimer Small- & Mid-Cap Growth Fund/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the Invesco V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I Shares Sub-Account and Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I Shares Sub-Account which were first offered under the Contracts on April 27, 2007; and the Janus Aspen Overseas Portfolio - Service Share Sub-Account which was first offered under the Contracts on April 30, 2008; and the Invesco V.I. Government Securities Fund - Series II Sub-Account which was first offered under the Contracts on April 29, 2011; and the Invesco Van Kampen V.I. American Franchise Fund - Series II Sub-Account which was first offered under the Contracts on April 27, 2012.

The name of the following Sub-Accounts changed since December 31, 2012. The name shown in the tables of Accumulation Units correspond to the name of the Sub-Accounts as of December 31, 2012.



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
   2012 (AS APPEARS IN THE FOLLOWING
  TABLES OF ACCUMULATION UNIT VALUES)    SUB-ACCOUNT NAME AS OF MAY 1, 2013
 -----------------------------------------------------------------------------
 Invesco Van Kampen V. I. Value         Invesco V.I. Value Opportunities Fund
  Opportunities Fund - Series II         - Series II
 Invesco Van Kampen V.I. American       Invesco V.I. American Franchise Fund
  Franchise Fund - Series II             - Series II
 Invesco Van Kampen V.I. Mid Cap        Invesco V.I. Mid Cap Growth Portfolio
  Growth Portfolio - Series II           - Series II
 Invesco Van Kampen V.I. Growth and     Invesco V.I. Growth and Income
  Income Portfolio - Series II           Portfolio - Series II
 Legg Mason ClearBridge Variable        ClearBridge Variable All Cap Value
  Fundamental All Cap Value              Portfolio - Class I
  Portfolio - Class I
 Legg Mason ClearBridge Variable Large  ClearBridge Variable Large Cap Value
  Cap Value Portfolio - Class I          Portfolio - Class I
 Oppenheimer Global Securities Fund/VA  Oppenheimer Global Fund/VA - Class 2
  - Service Shares                       Shares
 Oppenheimer Main Street Small- & Mid   Oppenheimer Main Street Small Cap
  Cap Growth Fund/VA - Service Shares    Fund/VA - Class 2 Shares
 Oppenheimer Small- & Mid Cap Growth    Oppenheimer Discovery Mid Cap Growth
  Fund/VA - Service Shares               Fund/VA - Class 2 Shares

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

              WITH MAV (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.45



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.200         2,901
                             2005        $10.200      $11.464         6,697
                             2006        $11.464      $13.427        17,263
                             2007        $13.427      $17.606        21,473
                             2008        $17.606      $ 9.487       131,667
                             2009        $ 9.487      $14.074       104,489
                             2010        $14.074      $15.744       103,711
                             2011        $15.744      $15.404        88,456
                             2012        $15.404      $17.877        81,631
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.084        14,898
                             2005        $10.084      $11.091        44,205
                             2006        $11.091      $11.455        36,282
                             2007        $11.455      $13.491        31,855
                             2008        $13.491      $ 7.133       252,657
                             2009        $ 7.133      $10.340       217,489
                             2010        $10.340      $11.494       189,088
                             2011        $11.494      $11.230       139,411
                             2012        $11.230      $12.092        96,100
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.608        18,938
                             2005        $10.608      $11.441        62,045
                             2006        $11.441      $12.377        74,033
                             2007        $12.377      $15.995        70,308
                             2008        $15.995      $ 6.539       448,194
                             2009        $ 6.539      $ 9.741       382,540
                             2010        $ 9.741      $11.401       312,036
                             2011        $11.401      $10.261       265,823
                             2012        $10.261      $11.686       212,330

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.198         19,568
                             2005        $10.198      $10.420         39,253
                             2006        $10.420      $10.991         39,468
                             2007        $10.991      $12.461         34,660
                             2008        $12.461      $ 8.722        200,576
                             2009        $ 8.722      $11.056        174,938
                             2010        $11.056      $12.405        162,655
                             2011        $12.405      $11.869        131,291
                             2012        $11.869      $13.114         97,344
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.368         28,300
                             2005        $11.368      $13.056        134,063
                             2006        $13.056      $14.324        217,731
                             2007        $14.324      $16.540        195,689
                             2008        $16.540      $ 9.332      1,036,462
                             2009        $ 9.332      $12.446        860,886
                             2010        $12.446      $14.327        791,650
                             2011        $14.327      $13.713        685,524
                             2012        $13.713      $15.679        547,018
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.820         38,696
                             2005        $10.820      $11.246        102,990
                             2006        $11.246      $13.279        134,574
                             2007        $13.279      $13.239        128,535
                             2008        $13.239      $ 7.453        958,622
                             2009        $ 7.453      $ 9.531        838,502
                             2010        $ 9.531      $10.783        770,594
                             2011        $10.783      $10.685        663,554
                             2012        $10.685      $12.314        562,960
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.791         46,830
                             2005        $ 9.791      $10.170         92,779
                             2006        $10.170      $10.671        102,602
                             2007        $10.671      $13.305         95,094
                             2008        $13.305      $ 6.902        239,711
                             2009        $ 6.902      $ 8.695        226,398
                             2010        $ 8.695      $10.603        196,977
                             2011        $10.603      $10.435        163,363
                             2012        $10.435      $11.753        121,700
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.648         84,706
                             2005        $10.648      $10.961        212,966
                             2006        $10.961      $12.458        286,952
                             2007        $12.458      $12.899        269,615
                             2008        $12.899      $ 7.980      1,372,538
                             2009        $ 7.980      $ 9.923      1,179,069
                             2010        $ 9.923      $11.208      1,056,165
                             2011        $11.208      $11.232        897,385
                             2012        $11.232      $12.785        718,378

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.196         64,981
                             2005        $10.196      $10.229        130,820
                             2006        $10.229      $10.487        204,879
                             2007        $10.487      $10.746        213,778
                             2008        $10.746      $10.213      1,404,977
                             2009        $10.213      $11.610      1,239,977
                             2010        $11.610      $12.293      1,143,680
                             2011        $12.293      $12.954        962,082
                             2012        $12.954      $13.468        788,124
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.947         71,372
                             2005        $ 9.947      $10.065        159,744
                             2006        $10.065      $10.367        271,059
                             2007        $10.367      $10.712        298,838
                             2008        $10.712      $10.838      2,312,870
                             2009        $10.838      $10.720      1,916,252
                             2010        $10.720      $10.562      1,575,490
                             2011        $10.562      $10.400      1,456,478
                             2012        $10.400      $10.239      1,250,130
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.911         26,553
                             2005        $10.911      $12.760         74,811
                             2006        $12.760      $14.796        179,382
                             2007        $14.796      $17.049        168,123
                             2008        $17.049      $ 9.406        916,161
                             2009        $ 9.406      $11.688        807,903
                             2010        $11.688      $12.983        685,772
                             2011        $12.983      $10.566        691,059
                             2012        $10.566      $12.521        571,559
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.579          6,698
                             2005        $10.579      $11.844         19,805
                             2006        $11.844      $12.989         24,145
                             2007        $12.989      $15.694         22,364
                             2008        $15.694      $ 9.157        117,641
                             2009        $ 9.157      $11.475        103,531
                             2010        $11.475      $12.564         89,854
                             2011        $12.564      $11.558         85,709
                             2012        $11.558      $11.882         72,991

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.284        11,764
                             2005        $10.284      $10.994        19,954
                             2006        $10.994      $11.479        29,820
                             2007        $11.479      $12.626        28,586
                             2008        $12.626      $ 7.132       125,423
                             2009        $ 7.132      $ 8.476       104,680
                             2010        $ 8.476      $ 9.613        90,374
                             2011        $ 9.613      $ 8.697        82,747
                             2012        $ 8.697      $ 9.980             0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.785        56,589
                             2007        $10.785      $11.454        57,114
                             2008        $11.454      $ 7.857       288,185
                             2009        $ 7.857      $ 9.900       241,788
                             2010        $ 9.900      $10.648       206,986
                             2011        $10.648      $10.452       176,338
                             2012        $10.452      $11.691       158,457
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $12.020       316,576
                             2012        $12.020      $12.096       290,657
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.968        41,315
                             2005        $10.968      $11.584        81,189
                             2006        $11.584      $12.657       103,658
                             2007        $12.657      $13.617        98,214
                             2008        $13.617      $ 9.561       420,218
                             2009        $ 9.561      $12.223       365,382
                             2010        $12.223      $13.691       354,072
                             2011        $13.691      $12.603       317,651
                             2012        $12.603      $13.724       237,613
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.610        70,498
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.169        24,035
                             2005        $10.169      $10.339        48,462
                             2006        $10.339      $10.496        66,783
                             2007        $10.496      $11.057        69,971
                             2008        $11.057      $11.051       541,227
                             2009        $11.051      $10.973       477,547
                             2010        $10.973      $11.331       471,942
                             2011        $11.331      $11.392             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.063        24,470
                             2005        $11.063      $11.950       100,105
                             2006        $11.950      $13.645       158,421
                             2007        $13.645      $13.771       145,672
                             2008        $13.771      $ 9.191       900,825
                             2009        $ 9.191      $11.230       788,311
                             2010        $11.230      $12.403       688,083
                             2011        $12.403      $11.935       595,214
                             2012        $11.935      $13.436       476,292
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.091         7,714
                             2005        $11.091      $12.133        16,935
                             2006        $12.133      $12.534        19,018
                             2007        $12.534      $14.510        12,598
                             2008        $14.510      $ 7.594        49,182
                             2009        $ 7.594      $11.692        81,540
                             2010        $11.692      $14.650        83,826
                             2011        $14.650      $13.073        74,716
                             2012        $13.073      $14.367        43,857
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.725        74,403
                             2005        $10.725      $11.133       107,423
                             2006        $11.133      $12.379       117,460
                             2007        $12.379      $12.352       105,209
                             2008        $12.352      $ 5.849       426,442
                             2009        $ 5.849      $ 8.507       343,201
                             2010        $ 8.507      $ 8.957       319,363
                             2011        $ 8.957      $ 8.519       281,990
                             2012        $ 8.519      $ 9.867       201,378
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 7.003       153,801
                             2009        $ 7.003      $12.347       149,089
                             2010        $12.347      $15.197       152,251
                             2011        $15.197      $10.123       158,712
                             2012        $10.123      $11.279       100,717
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.282        20,990
                             2005        $11.282      $12.219        87,962
                             2006        $12.219      $13.842       151,773
                             2007        $13.842      $14.604       139,028
                             2008        $14.604      $10.366       628,536
                             2009        $10.366      $13.565       498,879
                             2010        $13.565      $15.407       458,370
                             2011        $15.407      $14.716       389,734
                             2012        $14.716      $16.051       290,229

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.959         9,494
                             2006        $10.959      $13.149        38,816
                             2007        $13.149      $12.153        37,931
                             2008        $12.153      $ 7.667       200,043
                             2009        $ 7.667      $ 7.261             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.605        18,609
                             2005        $10.605      $11.241        45,386
                             2006        $11.241      $12.220        82,978
                             2007        $12.220      $13.267        81,462
                             2008        $13.267      $10.964       387,556
                             2009        $10.964      $13.555       378,329
                             2010        $13.555      $14.429       330,052
                             2011        $14.429      $14.398       275,246
                             2012        $14.398      $16.070       226,957
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.296         2,914
                             2005        $11.296      $11.815        25,972
                             2006        $11.815      $13.733        33,392
                             2007        $13.733      $15.987        35,406
                             2008        $15.987      $15.037             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.470         6,007
                             2005        $11.470      $12.710        13,973
                             2006        $12.710      $13.654        20,404
                             2007        $13.654      $18.366        22,959
                             2008        $18.366      $10.069       230,987
                             2009        $10.069      $14.475       199,558
                             2010        $14.475      $15.174       172,341
                             2011        $15.174      $13.902       146,080
                             2012        $13.902      $16.952       118,380
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.318         5,672
                             2005        $11.318      $12.359        23,559
                             2006        $12.359      $13.478        29,030
                             2007        $13.478      $14.082        24,547
                             2008        $14.082      $ 8.839       156,723
                             2009        $ 8.839      $10.665       133,212
                             2010        $10.665      $11.441             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
  SHARES
                             2007        $10.000      $ 9.496         9,284
                             2008        $ 9.496      $ 5.929        78,084
                             2009        $ 5.929      $ 7.551        64,493
                             2010        $ 7.551      $ 8.668        54,410
                             2011        $ 8.668      $ 8.005        41,829
                             2012        $ 8.005      $ 9.061        35,482
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.735        32,167
                             2008        $ 9.735      $ 6.170        84,142
                             2009        $ 6.170      $ 7.563        69,529
                             2010        $ 7.563      $ 8.150        65,270
                             2011        $ 8.150      $ 8.421        57,030
                             2012        $ 8.421      $ 9.659        42,202
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.305         1,859
                             2005        $10.305      $10.523         4,564
                             2006        $10.523      $12.213         9,103
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.402         4,404
                             2005        $10.402      $10.849        36,017
                             2006        $10.849      $12.578        34,420
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.632        17,229
                             2005        $10.632      $10.682        40,614
                             2006        $10.682      $11.568        60,294
                             2007        $11.568      $11.563        55,534
                             2008        $11.563      $ 8.121       391,449
                             2009        $ 8.121      $11.611       306,693
                             2010        $11.611      $13.077       294,022
                             2011        $13.077      $13.371       273,293
                             2012        $13.371      $15.063       228,130
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.452         5,971
                             2005        $10.452      $10.725        34,315
                             2006        $10.725      $11.331        94,816
                             2007        $11.331      $12.384        86,947
                             2008        $12.384      $ 7.683       536,714
                             2009        $ 7.683      $10.521       428,012
                             2010        $10.521      $11.617       388,447
                             2011        $11.617      $11.480       336,778
                             2012        $11.480      $13.187       273,676

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.790        14,735
                             2005        $10.790      $11.369        21,639
                             2006        $11.369      $12.614        29,277
                             2007        $12.614      $13.663        25,201
                             2008        $13.663      $ 8.978        89,673
                             2009        $ 8.978      $11.187        85,026
                             2010        $11.187      $12.212        69,448
                             2011        $12.212      $11.732        62,992
                             2012        $11.732      $13.725        52,324
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.926        16,167
                             2005        $ 9.926      $10.265        31,832
                             2006        $10.265      $11.413        36,122
                             2007        $11.413      $11.488        32,094
                             2008        $11.488      $ 6.840       145,739
                             2009        $ 6.840      $10.971       134,171
                             2010        $10.971      $14.683       134,012
                             2011        $14.683      $12.939       122,440
                             2012        $12.939      $15.400        83,911
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.763        40,690
                             2005        $10.763      $10.872       104,883
                             2006        $10.872      $11.948       117,350
                             2007        $11.948      $12.225       109,267
                             2008        $12.225      $ 9.349       623,702
                             2009        $ 9.349      $10.836       575,285
                             2010        $10.836      $11.695       513,670
                             2011        $11.695      $11.697       443,345
                             2012        $11.697      $12.774       341,459
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.154        11,572
                             2005        $11.154      $11.692        53,873
                             2006        $11.692      $13.872        73,445
                             2007        $13.872      $14.693        74,283
                             2008        $14.693      $ 9.728       218,888
                             2009        $ 9.728      $11.728       183,765
                             2010        $11.728      $12.841       196,581
                             2011        $12.841      $12.584       179,027
                             2012        $12.584      $14.356       109,358
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.369        20,377
                             2005        $11.369      $12.767        59,018
                             2006        $12.767      $14.753        77,552
                             2007        $14.753      $15.406        64,787
                             2008        $15.406      $ 9.050       394,574
                             2009        $ 9.050      $12.416       321,152
                             2010        $12.416      $14.143       280,674
                             2011        $14.143      $12.737       253,922
                             2012        $12.737      $15.166       203,828

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.303        34,078
                             2005        $11.303      $12.209       118,094
                             2006        $12.209      $13.782       172,919
                             2007        $13.782      $13.379       157,590
                             2008        $13.379      $ 8.165       662,016
                             2009        $ 8.165      $11.004       576,312
                             2010        $11.004      $13.331       470,789
                             2011        $13.331      $12.812       400,433
                             2012        $12.812      $14.842       329,397
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.707         7,906
                             2006        $11.707      $11.837        19,077
                             2007        $11.837      $12.356        18,524
                             2008        $12.356      $ 6.178        88,007
                             2009        $ 6.178      $ 8.044        77,979
                             2010        $ 8.044      $10.071        77,409
                             2011        $10.071      $ 9.998        78,447
                             2012        $ 9.998      $11.434        69,630
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.363        12,667
                             2005        $10.363      $10.728        55,574
                             2006        $10.728      $10.793        95,363
                             2007        $10.793      $11.011        95,985
                             2008        $11.011      $10.582       431,280
                             2009        $10.582      $12.047       415,232
                             2010        $12.047      $12.868       419,495
                             2011        $12.868      $13.526       346,787
                             2012        $13.526      $14.760       306,129
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.941        36,663
                             2005        $ 9.941      $10.057        98,942
                             2006        $10.057      $10.359       124,955
                             2007        $10.359      $10.696       115,296
                             2008        $10.696      $10.767       859,497
                             2009        $10.767      $10.612       907,129
                             2010        $10.612      $10.453       852,225
                             2011        $10.453      $10.297       840,060
                             2012        $10.297      $10.144       627,157

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.577         61,471
                             2005        $10.577      $10.630        145,750
                             2006        $10.630      $10.540        173,089
                             2007        $10.540      $11.484        169,281
                             2008        $11.484      $10.510      1,164,877
                             2009        $10.510      $12.250        983,651
                             2010        $12.250      $13.039        897,156
                             2011        $13.039      $14.336        786,960
                             2012        $14.336      $15.349        687,658
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.264         96,933
                             2005        $10.264      $10.352        212,494
                             2006        $10.352      $10.585        323,894
                             2007        $10.585      $11.333        332,617
                             2008        $11.333      $11.695      1,498,179
                             2009        $11.695      $13.134      1,507,227
                             2010        $13.134      $13.980      1,377,334
                             2011        $13.980      $14.261      1,279,562
                             2012        $14.261      $15.386      1,062,330
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.790          8,225
                             2005        $10.790      $10.914         10,363
                             2006        $10.914      $11.906         20,207
                             2007        $11.906      $11.200         20,359
                             2008        $11.200      $ 7.589         91,560
                             2009        $ 7.589      $ 7.317              0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.208         26,067
                             2005        $11.208      $10.535         35,411
                             2006        $10.535      $11.552         34,352
                             2007        $11.552      $12.091         29,525
                             2008        $12.091      $10.924              0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.470         37,362
                             2005        $10.470      $10.890        109,546
                             2006        $10.890      $11.722        209,970
                             2007        $11.722      $12.980        192,525
                             2008        $12.980      $ 7.329      1,076,189
                             2009        $ 7.329      $10.230        850,454
                             2010        $10.230      $11.683        736,797
                             2011        $11.683      $11.659        644,527
                             2012        $11.659      $13.533        548,267

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.086         46,148
                             2005        $11.086      $11.318        174,768
                             2006        $11.318      $13.221        259,147
                             2007        $13.221      $13.409        246,409
                             2008        $13.409      $ 8.413      1,608,523
                             2009        $ 8.413      $10.374      1,377,891
                             2010        $10.374      $11.719      1,195,528
                             2011        $11.719      $11.421      1,031,213
                             2012        $11.421      $13.146        823,514
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.364          2,797
                             2005        $10.364      $11.783         17,775
                             2006        $11.783      $12.043         23,083
                             2007        $12.043      $14.424         15,900
                             2008        $14.424      $ 7.193        110,041
                             2009        $ 7.193      $11.694         91,860
                             2010        $11.694      $14.116         75,917
                             2011        $14.116      $13.475         61,271
                             2012        $13.475      $15.130         43,733
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.829         34,420
                             2005        $12.829      $14.747        107,443
                             2006        $14.747      $19.988        138,012
                             2007        $19.988      $16.278        126,834
                             2008        $16.278      $ 9.926        725,507
                             2009        $ 9.926      $12.557        582,988
                             2010        $12.557      $16.013        449,938
                             2011        $16.013      $16.658        391,905
                             2012        $16.658      $18.961        306,501
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.083          1,865
                             2005        $12.083      $15.703         11,194
                             2006        $15.703      $21.566         27,169
                             2007        $21.566      $29.216         23,085
                             2008        $29.216      $10.130        178,770
                             2009        $10.130      $21.260        178,220
                             2010        $21.260      $26.549        152,306
                             2011        $26.549      $19.411        116,500
                             2012        $19.411      $24.805         83,350
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.432          2,716
                             2005        $12.432      $18.565         17,112
                             2006        $18.565      $22.754         22,972
                             2007        $22.754      $32.560         22,014
                             2008        $32.560      $17.269        189,943
                             2009        $17.269      $26.783        172,839
                             2010        $26.783      $34.077        146,787
                             2011        $34.077      $28.030        117,868
                             2012        $28.030      $28.529         92,607

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.899        10,882
                             2005        $ 9.899      $ 9.766        10,438
                             2006        $ 9.766      $10.447        11,513
                             2007        $10.447      $10.701        10,361
                             2008        $10.701      $ 9.156        83,819
                             2009        $ 9.156      $10.264        84,209
                             2010        $10.264      $10.607        84,068
                             2011        $10.607      $10.206        82,536
                             2012        $10.206      $10.181        57,367
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.851        32,094
                             2005        $10.851      $11.062       101,197
                             2006        $11.062      $12.018       158,362
                             2007        $12.018      $11.791       156,254
                             2008        $11.791      $ 8.023       988,849
                             2009        $ 8.023      $12.232       724,610
                             2010        $12.232      $13.812       624,088
                             2011        $13.812      $13.771       547,554
                             2012        $13.771      $16.007       441,801



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

           WITH EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.5



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.196        1,167
                             2005        $10.196      $11.453        1,270
                             2006        $11.453      $13.407        3,612
                             2007        $13.407      $17.571        3,939
                             2008        $17.571      $ 9.463        1,451
                             2009        $ 9.463      $14.032        2,534
                             2010        $14.032      $15.689        2,222
                             2011        $15.689      $15.342        3,606
                             2012        $15.342      $17.797        2,905
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.079          304
                             2005        $10.079      $11.081        2,176
                             2006        $11.081      $11.438        3,616
                             2007        $11.438      $13.464        3,584
                             2008        $13.464      $ 7.115        3,984
                             2009        $ 7.115      $10.309        2,735
                             2010        $10.309      $11.454        1,403
                             2011        $11.454      $11.185        1,349
                             2012        $11.185      $12.037          711
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.603        1,708
                             2005        $10.603      $11.430        3,562
                             2006        $11.430      $12.359        4,250
                             2007        $12.359      $15.963        4,322
                             2008        $15.963      $ 6.523        6,064
                             2009        $ 6.523      $ 9.712        5,339
                             2010        $ 9.712      $11.361        3,617
                             2011        $11.361      $10.219        3,019
                             2012        $10.219      $11.633        1,387

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.193           188
                             2005        $10.193      $10.410         3,031
                             2006        $10.410      $10.975         6,107
                             2007        $10.975      $12.437         5,806
                             2008        $12.437      $ 8.700         5,199
                             2009        $ 8.700      $11.023         5,244
                             2010        $11.023      $12.361         5,296
                             2011        $12.361      $11.821         3,146
                             2012        $11.821      $13.055           370
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.363         8,074
                             2005        $11.363      $13.043        10,537
                             2006        $13.043      $14.302        12,496
                             2007        $14.302      $16.507         9,971
                             2008        $16.507      $ 9.309         4,954
                             2009        $ 9.309      $12.408         3,200
                             2010        $12.408      $14.277         4,640
                             2011        $14.277      $13.658         6,324
                             2012        $13.658      $15.608         4,824
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.815         2,649
                             2005        $10.815      $11.236         4,351
                             2006        $11.236      $13.260         6,752
                             2007        $13.260      $13.212         9,921
                             2008        $13.212      $ 7.435         4,321
                             2009        $ 7.435      $ 9.502         3,038
                             2010        $ 9.502      $10.745         2,994
                             2011        $10.745      $10.643         2,702
                             2012        $10.643      $12.258         4,543
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.786         6,471
                             2005        $ 9.786      $10.160         9,191
                             2006        $10.160      $10.655         9,936
                             2007        $10.655      $13.278        12,021
                             2008        $13.278      $ 6.884         9,678
                             2009        $ 6.884      $ 8.669         9,810
                             2010        $ 8.669      $10.565         8,102
                             2011        $10.565      $10.393         6,222
                             2012        $10.393      $11.700         5,282
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.643        12,272
                             2005        $10.643      $10.951        21,913
                             2006        $10.951      $12.440        29,532
                             2007        $12.440      $12.874        29,651
                             2008        $12.874      $ 7.960        30,282
                             2009        $ 7.960      $ 9.893        29,134
                             2010        $ 9.893      $11.169        28,383
                             2011        $11.169      $11.187        24,513
                             2012        $11.187      $12.728        18,781

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.192           750
                             2005        $10.192      $10.219         1,813
                             2006        $10.219      $10.472         2,574
                             2007        $10.472      $10.724         2,581
                             2008        $10.724      $10.188         2,010
                             2009        $10.188      $11.575         4,637
                             2010        $11.575      $12.250         4,395
                             2011        $12.250      $12.902         6,556
                             2012        $12.902      $13.407         4,977
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.942         7,781
                             2005        $ 9.942      $10.055        11,390
                             2006        $10.055      $10.352        14,574
                             2007        $10.352      $10.690        24,720
                             2008        $10.690      $10.811        43,726
                             2009        $10.811      $10.688        14,104
                             2010        $10.688      $10.525        13,961
                             2011        $10.525      $10.358        18,736
                             2012        $10.358      $10.193        11,972
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.906         7,152
                             2005        $10.906      $12.748         8,446
                             2006        $12.748      $14.774        12,551
                             2007        $14.774      $17.015        12,485
                             2008        $17.015      $ 9.382         8,236
                             2009        $ 9.382      $11.653         6,384
                             2010        $11.653      $12.938         6,076
                             2011        $12.938      $10.524         2,755
                             2012        $10.524      $12.465         1,710
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.574             0
                             2005        $10.574      $11.832             0
                             2006        $11.832      $12.969             0
                             2007        $12.969      $15.663             0
                             2008        $15.663      $ 9.134             0
                             2009        $ 9.134      $11.441             0
                             2010        $11.441      $12.520             0
                             2011        $12.520      $11.511             0
                             2012        $11.511      $11.829             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.279           21
                             2005        $10.279      $10.983          209
                             2006        $10.983      $11.462          216
                             2007        $11.462      $12.601          220
                             2008        $12.601      $ 7.114          225
                             2009        $ 7.114      $ 8.450          231
                             2010        $ 8.450      $ 9.580          237
                             2011        $ 9.580      $ 8.662          242
                             2012        $ 8.662      $ 9.938            0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.782          165
                             2007        $10.782      $11.444          203
                             2008        $11.444      $ 7.846          251
                             2009        $ 7.846      $ 9.881          315
                             2010        $ 9.881      $10.622          371
                             2011        $10.622      $10.422          417
                             2012        $10.422      $11.651          460
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.972        1,024
                             2012        $11.972      $12.041          454
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.963          939
                             2005        $10.963      $11.572        1,041
                             2006        $11.572      $12.638        1,108
                             2007        $12.638      $13.590          920
                             2008        $13.590      $ 9.537        1,075
                             2009        $ 9.537      $12.186          926
                             2010        $12.186      $13.643          332
                             2011        $13.643      $12.552          167
                             2012        $12.552      $13.662           80
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.566          248
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.164        1,727
                             2005        $10.164      $10.329          685
                             2006        $10.329      $10.480        1,135
                             2007        $10.480      $11.035        1,119
                             2008        $11.035      $11.023          843
                             2009        $11.023      $10.940        1,365
                             2010        $10.940      $11.291        1,187
                             2011        $11.291      $11.350            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.057          362
                             2005        $11.057      $11.939        4,402
                             2006        $11.939      $13.625        9,234
                             2007        $13.625      $13.744        9,569
                             2008        $13.744      $ 9.168        9,098
                             2009        $ 9.168      $11.196        8,969
                             2010        $11.196      $12.360        9,239
                             2011        $12.360      $11.888        6,319
                             2012        $11.888      $13.375        1,566
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.086        1,412
                             2005        $11.086      $12.121        1,462
                             2006        $12.121      $12.515        1,781
                             2007        $12.515      $14.481        1,813
                             2008        $14.481      $ 7.576        1,756
                             2009        $ 7.576      $11.657          499
                             2010        $11.657      $14.599          449
                             2011        $14.599      $13.021          444
                             2012        $13.021      $14.302          467
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.720        2,627
                             2005        $10.720      $11.122        5,172
                             2006        $11.122      $12.361        4,963
                             2007        $12.361      $12.328        4,318
                             2008        $12.328      $ 5.834        3,425
                             2009        $ 5.834      $ 8.481        3,599
                             2010        $ 8.481      $ 8.925        3,534
                             2011        $ 8.925      $ 8.485        3,508
                             2012        $ 8.485      $ 9.823        1,648
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.986        1,128
                             2009        $ 6.986      $12.310        6,429
                             2010        $12.310      $15.143        5,295
                             2011        $15.143      $10.082          715
                             2012        $10.082      $11.228          885
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.277          764
                             2005        $11.277      $12.207        2,337
                             2006        $12.207      $13.822        4,636
                             2007        $13.822      $14.575        4,792
                             2008        $14.575      $10.340        4,374
                             2009        $10.340      $13.525        4,396
                             2010        $13.525      $15.353        4,114
                             2011        $15.353      $14.657        2,631
                             2012        $14.657      $15.979        1,735

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.955            0
                             2006        $10.955      $13.138          604
                             2007        $13.138      $12.136          608
                             2008        $12.136      $ 7.653          586
                             2009        $ 7.653      $ 7.247            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.600          402
                             2005        $10.600      $11.230        2,045
                             2006        $11.230      $12.202        2,158
                             2007        $12.202      $13.241        2,222
                             2008        $13.241      $10.937        2,250
                             2009        $10.937      $13.515        1,146
                             2010        $13.515      $14.378        1,367
                             2011        $14.378      $14.341        1,304
                             2012        $14.341      $15.998        1,179
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.291          663
                             2005        $11.291      $11.804          886
                             2006        $11.804      $13.713        3,402
                             2007        $13.713      $15.955        3,524
                             2008        $15.955      $15.004            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.464            4
                             2005        $11.464      $12.698          665
                             2006        $12.698      $13.634          714
                             2007        $13.634      $18.330        3,211
                             2008        $18.330      $10.044        2,385
                             2009        $10.044      $14.431        2,765
                             2010        $14.431      $15.121        2,484
                             2011        $15.121      $13.846          546
                             2012        $13.846      $16.875          555
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.313        1,741
                             2005        $11.313      $12.347        2,379
                             2006        $12.347      $13.458        2,427
                             2007        $13.458      $14.054        2,403
                             2008        $14.054      $ 8.817        2,506
                             2009        $ 8.817      $10.633        2,476
                             2010        $10.633      $11.405            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.492          588
                             2008        $ 9.492      $ 5.924          305
                             2009        $ 5.924      $ 7.540          282
                             2010        $ 7.540      $ 8.652          249
                             2011        $ 8.652      $ 7.986          168
                             2012        $ 7.986      $ 9.035          166
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.732        6,894
                             2008        $ 9.732      $ 6.165        6,523
                             2009        $ 6.165      $ 7.552        6,520
                             2010        $ 7.552      $ 8.135        2,348
                             2011        $ 8.135      $ 8.401        1,166
                             2012        $ 8.401      $ 9.631        3,331
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.300          396
                             2005        $10.300      $10.513          416
                             2006        $10.513      $12.195          447
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.397        5,320
                             2005        $10.397      $10.839        4,728
                             2006        $10.839      $12.559        5,236
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.627          769
                             2005        $10.627      $10.672        2,734
                             2006        $10.672      $11.551        4,681
                             2007        $11.551      $11.540        4,704
                             2008        $11.540      $ 8.101        4,474
                             2009        $ 8.101      $11.576        4,246
                             2010        $11.576      $13.031        3,410
                             2011        $13.031      $13.317        2,210
                             2012        $13.317      $14.995          811
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.447        3,196
                             2005        $10.447      $10.715        5,459
                             2006        $10.715      $11.314        9,544
                             2007        $11.314      $12.360        9,418
                             2008        $12.360      $ 7.664        9,419
                             2009        $ 7.664      $10.490        8,673
                             2010        $10.490      $11.577        8,503
                             2011        $11.577      $11.434        8,023
                             2012        $11.434      $13.127        7,874

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.785         6,192
                             2005        $10.785      $11.358         9,902
                             2006        $11.358      $12.595        13,667
                             2007        $12.595      $13.636        13,140
                             2008        $13.636      $ 8.956        13,378
                             2009        $ 8.956      $11.153        13,385
                             2010        $11.153      $12.169        13,469
                             2011        $12.169      $11.685        13,072
                             2012        $11.685      $13.663        12,676
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.922         1,335
                             2005        $ 9.922      $10.255         1,523
                             2006        $10.255      $11.396         2,717
                             2007        $11.396      $11.465         2,720
                             2008        $11.465      $ 6.823         2,725
                             2009        $ 6.823      $10.938         2,109
                             2010        $10.938      $14.631         2,791
                             2011        $14.631      $12.887           600
                             2012        $12.887      $15.330           510
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.758           659
                             2005        $10.758      $10.862         3,475
                             2006        $10.862      $11.931         5,222
                             2007        $11.931      $12.201         5,062
                             2008        $12.201      $ 9.326         4,770
                             2009        $ 9.326      $10.803         4,825
                             2010        $10.803      $11.654         4,780
                             2011        $11.654      $11.650         4,450
                             2012        $11.650      $12.717         3,205
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.149         3,814
                             2005        $11.149      $11.681         7,154
                             2006        $11.681      $13.851         8,948
                             2007        $13.851      $14.663         8,784
                             2008        $14.663      $ 9.704         9,143
                             2009        $ 9.704      $11.693         8,141
                             2010        $11.693      $12.796         7,216
                             2011        $12.796      $12.533         6,958
                             2012        $12.533      $14.291         6,091
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.364            65
                             2005        $11.364      $12.755         2,870
                             2006        $12.755      $14.731         7,163
                             2007        $14.731      $15.375         3,123
                             2008        $15.375      $ 9.027         3,331
                             2009        $ 9.027      $12.379         4,783
                             2010        $12.379      $14.094         3,646
                             2011        $14.094      $12.686         2,263
                             2012        $12.686      $15.098           521

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.297         1,426
                             2005        $11.297      $12.197         8,705
                             2006        $12.197      $13.762        15,524
                             2007        $13.762      $13.352        11,484
                             2008        $13.352      $ 8.145         9,143
                             2009        $ 8.145      $10.971         8,844
                             2010        $10.971      $13.285         6,130
                             2011        $13.285      $12.761         3,889
                             2012        $12.761      $14.775         2,318
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.703             0
                             2006        $11.703      $11.827             0
                             2007        $11.827      $12.339             0
                             2008        $12.339      $ 6.166             0
                             2009        $ 6.166      $ 8.025             0
                             2010        $ 8.025      $10.042             0
                             2011        $10.042      $ 9.964             0
                             2012        $ 9.964      $11.389             0
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.358         6,420
                             2005        $10.358      $10.717        10,445
                             2006        $10.717      $10.777        11,266
                             2007        $10.777      $10.989        14,106
                             2008        $10.989      $10.556         7,305
                             2009        $10.556      $12.010         9,057
                             2010        $12.010      $12.823         8,626
                             2011        $12.823      $13.472         5,774
                             2012        $13.472      $14.694         3,860
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.936         1,252
                             2005        $ 9.936      $10.048         5,385
                             2006        $10.048      $10.344         5,938
                             2007        $10.344      $10.674        11,799
                             2008        $10.674      $10.740        24,378
                             2009        $10.740      $10.580         3,856
                             2010        $10.580      $10.416         5,760
                             2011        $10.416      $10.256        10,555
                             2012        $10.256      $10.098         4,027

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.572        21,181
                             2005        $10.572      $10.620        17,716
                             2006        $10.620      $10.524        17,533
                             2007        $10.524      $11.461        15,700
                             2008        $11.461      $10.484         8,145
                             2009        $10.484      $12.214         6,038
                             2010        $12.214      $12.993         8,816
                             2011        $12.993      $14.278         7,585
                             2012        $14.278      $15.279         4,240
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.259        10,981
                             2005        $10.259      $10.342        10,630
                             2006        $10.342      $10.569        11,430
                             2007        $10.569      $11.311        11,285
                             2008        $11.311      $11.666        25,263
                             2009        $11.666      $13.095         9,397
                             2010        $13.095      $13.931        11,881
                             2011        $13.931      $14.204         9,287
                             2012        $14.204      $15.317         1,656
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.787            13
                             2005        $10.787      $10.905            12
                             2006        $10.905      $11.890            12
                             2007        $11.890      $11.180            11
                             2008        $11.180      $ 7.571            11
                             2009        $ 7.571      $ 7.298             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.203         6,809
                             2005        $11.203      $10.525         6,275
                             2006        $10.525      $11.535         6,179
                             2007        $11.535      $12.067         5,573
                             2008        $12.067      $10.902             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.466         1,281
                             2005        $10.466      $10.879         2,330
                             2006        $10.879      $11.705         4,918
                             2007        $11.705      $12.955         8,050
                             2008        $12.955      $ 7.310         4,615
                             2009        $ 7.310      $10.200         4,010
                             2010        $10.200      $11.642         4,241
                             2011        $11.642      $11.612         3,964
                             2012        $11.612      $13.472         4,689

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.080         1,696
                             2005        $11.080      $11.307         4,851
                             2006        $11.307      $13.201        10,150
                             2007        $13.201      $13.382        11,201
                             2008        $13.382      $ 8.392         8,945
                             2009        $ 8.392      $10.343         6,071
                             2010        $10.343      $11.678         5,118
                             2011        $11.678      $11.375         4,944
                             2012        $11.375      $13.086         5,519
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.359           760
                             2005        $10.359      $11.772         1,285
                             2006        $11.772      $12.025         1,271
                             2007        $12.025      $14.395         1,169
                             2008        $14.395      $ 7.175         1,025
                             2009        $ 7.175      $11.659           527
                             2010        $11.659      $14.067           500
                             2011        $14.067      $13.421           423
                             2012        $13.421      $15.062           426
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.823         6,991
                             2005        $12.823      $14.732        11,129
                             2006        $14.732      $19.958        19,390
                             2007        $19.958      $16.245        16,845
                             2008        $16.245      $ 9.902        15,577
                             2009        $ 9.902      $12.519        20,591
                             2010        $12.519      $15.957        18,386
                             2011        $15.957      $16.591        12,038
                             2012        $16.591      $18.875        13,352
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.078           353
                             2005        $12.078      $15.688           704
                             2006        $15.688      $21.534         4,213
                             2007        $21.534      $29.158         4,308
                             2008        $29.158      $10.105         1,093
                             2009        $10.105      $21.197         8,608
                             2010        $21.197      $26.456         7,532
                             2011        $26.456      $19.333         2,854
                             2012        $19.333      $24.693         2,871
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.426            59
                             2005        $12.426      $18.547           928
                             2006        $18.547      $22.721         6,430
                             2007        $22.721      $32.495         3,981
                             2008        $32.495      $17.226         1,212
                             2009        $17.226      $26.703         5,075
                             2010        $26.703      $33.958         4,558
                             2011        $33.958      $27.918         3,001
                             2012        $27.918      $28.400         2,516

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.895             0
                             2005        $ 9.895      $ 9.756             0
                             2006        $ 9.756      $10.432            42
                             2007        $10.432      $10.680            42
                             2008        $10.680      $ 9.133            42
                             2009        $ 9.133      $10.233         1,236
                             2010        $10.233      $10.570         1,079
                             2011        $10.570      $10.165            42
                             2012        $10.165      $10.135            42
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.846         7,549
                             2005        $10.846      $11.051        10,603
                             2006        $11.051      $12.000        11,830
                             2007        $12.000      $11.768        11,402
                             2008        $11.768      $ 8.003         8,850
                             2009        $ 8.003      $12.195         9,986
                             2010        $12.195      $13.763         6,058
                             2011        $13.763      $13.716         2,638
                             2012        $13.716      $15.935         1,449



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

     WITH EBP (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.55



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.191         2,198
                             2005        $10.191      $11.442         1,303
                             2006        $11.442      $13.387         6,872
                             2007        $13.387      $17.536        11,082
                             2008        $17.536      $ 9.440         9,458
                             2009        $ 9.440      $13.990         8,707
                             2010        $13.990      $15.634        10,888
                             2011        $15.634      $15.280         6,658
                             2012        $15.280      $17.716         5,031
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.075         4,621
                             2005        $10.075      $11.070         7,187
                             2006        $11.070      $11.421        19,477
                             2007        $11.421      $13.437        14,496
                             2008        $13.437      $ 7.097         8,803
                             2009        $ 7.097      $10.278         7,458
                             2010        $10.278      $11.413         7,203
                             2011        $11.413      $11.140         5,355
                             2012        $11.140      $11.983         4,400
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.598         9,312
                             2005        $10.598      $11.418        18,835
                             2006        $11.418      $12.341        29,405
                             2007        $12.341      $15.932        26,346
                             2008        $15.932      $ 6.507        35,873
                             2009        $ 6.507      $ 9.683        31,390
                             2010        $ 9.683      $11.322        27,433
                             2011        $11.322      $10.178        21,605
                             2012        $10.178      $11.581        18,409

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.188         6,082
                             2005        $10.188      $10.400        11,616
                             2006        $10.400      $10.958        22,682
                             2007        $10.958      $12.412        21,330
                             2008        $12.412      $ 8.678        20,942
                             2009        $ 8.678      $10.990        18,934
                             2010        $10.990      $12.318        17,526
                             2011        $12.318      $11.774        16,362
                             2012        $11.774      $12.996         7,875
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.358        17,686
                             2005        $11.358      $13.031        34,790
                             2006        $13.031      $14.281        59,884
                             2007        $14.281      $16.475        64,736
                             2008        $16.475      $ 9.285        65,487
                             2009        $ 9.285      $12.371        53,073
                             2010        $12.371      $14.227        48,319
                             2011        $14.227      $13.603        42,718
                             2012        $13.603      $15.537        31,673
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.810         9,973
                             2005        $10.810      $11.225        19,113
                             2006        $11.225      $13.240        32,735
                             2007        $13.240      $13.186        32,979
                             2008        $13.186      $ 7.416        30,949
                             2009        $ 7.416      $ 9.473        26,085
                             2010        $ 9.473      $10.707        22,621
                             2011        $10.707      $10.600        16,014
                             2012        $10.600      $12.202        11,194
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.782         8,431
                             2005        $ 9.782      $10.150        15,133
                             2006        $10.150      $10.639        12,757
                             2007        $10.639      $13.252        11,610
                             2008        $13.252      $ 6.867        10,570
                             2009        $ 6.867      $ 8.643        10,071
                             2010        $ 8.643      $10.528         9,925
                             2011        $10.528      $10.352         6,377
                             2012        $10.352      $11.647         5,167

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.639        19,374
                             2005        $10.639      $10.940        38,956
                             2006        $10.940      $12.421        47,101
                             2007        $12.421      $12.848        43,484
                             2008        $12.848      $ 7.940        42,371
                             2009        $ 7.940      $ 9.863        36,934
                             2010        $ 9.863      $11.130        34,051
                             2011        $11.130      $11.142        29,685
                             2012        $11.142      $12.670        25,855
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.187        17,114
                             2005        $10.187      $10.209        27,560
                             2006        $10.209      $10.457        57,716
                             2007        $10.457      $10.703        57,722
                             2008        $10.703      $10.162        35,678
                             2009        $10.162      $11.541        37,258
                             2010        $11.541      $12.207        30,421
                             2011        $12.207      $12.851        24,861
                             2012        $12.851      $13.346        21,970
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.938        51,691
                             2005        $ 9.938      $10.045        74,632
                             2006        $10.045      $10.337       192,128
                             2007        $10.337      $10.669        73,953
                             2008        $10.669      $10.784        77,363
                             2009        $10.784      $10.656        72,336
                             2010        $10.656      $10.488        50,233
                             2011        $10.488      $10.316        36,764
                             2012        $10.316      $10.147        36,780
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.901         7,523
                             2005        $10.901      $12.735        18,182
                             2006        $12.735      $14.752        45,465
                             2007        $14.752      $16.981        41,994
                             2008        $16.981      $ 9.359        43,333
                             2009        $ 9.359      $11.618        32,470
                             2010        $11.618      $12.892        27,336
                             2011        $12.892      $10.481        23,625
                             2012        $10.481      $12.409        17,930
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.570             0
                             2005        $10.570      $11.821           311
                             2006        $11.821      $12.950         4,899
                             2007        $12.950      $15.632         6,302
                             2008        $15.632      $ 9.111         6,275
                             2009        $ 9.111      $11.407         3,533
                             2010        $11.407      $12.476         1,827
                             2011        $12.476      $11.465         3,454
                             2012        $11.465      $11.775         1,722

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.274         5,130
                             2005        $10.274      $10.972         4,105
                             2006        $10.972      $11.445         7,474
                             2007        $11.445      $12.576         6,485
                             2008        $12.576      $ 7.096         6,375
                             2009        $ 7.096      $ 8.425         6,393
                             2010        $ 8.425      $ 9.546         3,787
                             2011        $ 9.546      $ 8.627         3,163
                             2012        $ 8.627      $ 9.896             0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.778        18,935
                             2007        $10.778      $11.434        18,263
                             2008        $11.434      $ 7.835        16,203
                             2009        $ 7.835      $ 9.863        11,850
                             2010        $ 9.863      $10.597         8,819
                             2011        $10.597      $10.392         6,433
                             2012        $10.392      $11.611         4,085
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.924        12,836
                             2012        $11.924      $11.987         9,994
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.958        10,913
                             2005        $10.958      $11.561        14,852
                             2006        $11.561      $12.620        21,955
                             2007        $12.620      $13.563        20,268
                             2008        $13.563      $ 9.513        14,214
                             2009        $ 9.513      $12.149        10,312
                             2010        $12.149      $13.595         8,908
                             2011        $13.595      $12.502         7,861
                             2012        $12.502      $13.601         8,205
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.523         2,968
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.159         9,093
                             2005        $10.159      $10.319        11,040
                             2006        $10.319      $10.465        18,003
                             2007        $10.465      $11.013        17,045
                             2008        $11.013      $10.996        11,905
                             2009        $10.996      $10.907        17,014
                             2010        $10.907      $11.251        15,723
                             2011        $11.251      $11.309             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.052        14,677
                             2005        $11.052      $11.927        35,211
                             2006        $11.927      $13.605        46,567
                             2007        $13.605      $13.717        55,485
                             2008        $13.717      $ 9.145        38,892
                             2009        $ 9.145      $11.162        33,373
                             2010        $11.162      $12.317        28,542
                             2011        $12.317      $11.840        21,525
                             2012        $11.840      $13.315        16,542
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.081         1,289
                             2005        $11.081      $12.110         1,749
                             2006        $12.110      $12.497         2,402
                             2007        $12.497      $14.453         2,920
                             2008        $14.453      $ 7.557         2,567
                             2009        $ 7.557      $11.622         1,874
                             2010        $11.622      $14.548         1,405
                             2011        $14.548      $12.969         1,363
                             2012        $12.969      $14.237         1,393
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.715        11,993
                             2005        $10.715      $11.111        22,138
                             2006        $11.111      $12.343        25,503
                             2007        $12.343      $12.303        24,207
                             2008        $12.303      $ 5.820        24,257
                             2009        $ 5.820      $ 8.456        21,057
                             2010        $ 8.456      $ 8.894        28,948
                             2011        $ 8.894      $ 8.451        24,885
                             2012        $ 8.451      $ 9.778        19,880
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.969         9,836
                             2009        $ 6.969      $12.273         9,959
                             2010        $12.273      $15.090         8,870
                             2011        $15.090      $10.042         8,075
                             2012        $10.042      $11.178         4,087
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.271        14,791
                             2005        $11.271      $12.195        25,761
                             2006        $12.195      $13.801        38,409
                             2007        $13.801      $14.546        42,000
                             2008        $14.546      $10.315        35,961
                             2009        $10.315      $13.484        32,156
                             2010        $13.484      $15.299        29,120
                             2011        $15.299      $14.599        24,143
                             2012        $14.599      $15.907        16,131

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.951         4,643
                             2006        $10.951      $13.127        16,354
                             2007        $13.127      $12.120        20,721
                             2008        $12.120      $ 7.638        16,750
                             2009        $ 7.638      $ 7.232             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.595         5,967
                             2005        $10.595      $11.219        12,870
                             2006        $11.219      $12.184        13,649
                             2007        $12.184      $13.215        12,653
                             2008        $13.215      $10.909         8,151
                             2009        $10.909      $13.474         8,186
                             2010        $13.474      $14.328         7,425
                             2011        $14.328      $14.283         7,094
                             2012        $14.283      $15.926         4,627
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.286         3,249
                             2005        $11.286      $11.792         5,668
                             2006        $11.792      $13.693         7,470
                             2007        $13.693      $15.924        10,339
                             2008        $15.924      $14.972             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.459           100
                             2005        $11.459      $12.686         2,014
                             2006        $12.686      $13.614         5,844
                             2007        $13.614      $18.293         6,890
                             2008        $18.293      $10.019         8,371
                             2009        $10.019      $14.388         9,450
                             2010        $14.388      $15.068         8,530
                             2011        $15.068      $13.791         6,428
                             2012        $13.791      $16.799         4,556
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.307         1,136
                             2005        $11.307      $12.335         1,544
                             2006        $12.335      $13.439         1,462
                             2007        $13.439      $14.026         1,384
                             2008        $14.026      $ 8.795         1,493
                             2009        $ 8.795      $10.601         1,534
                             2010        $10.601      $11.369             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.489           219
                             2008        $ 9.489      $ 5.919           378
                             2009        $ 5.919      $ 7.530           377
                             2010        $ 7.530      $ 8.636           378
                             2011        $ 8.636      $ 7.967           384
                             2012        $ 7.967      $ 9.009           378
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.728        19,221
                             2008        $ 9.728      $ 6.159        16,635
                             2009        $ 6.159      $ 7.542         6,887
                             2010        $ 7.542      $ 8.120         3,634
                             2011        $ 8.120      $ 8.381           773
                             2012        $ 8.381      $ 9.603           508
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.296         2,231
                             2005        $10.296      $10.503         2,460
                             2006        $10.503      $12.177           763
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.392         2,105
                             2005        $10.392      $10.828        14,773
                             2006        $10.828      $12.541        15,598
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.622        10,951
                             2005        $10.622      $10.662        13,496
                             2006        $10.662      $11.534        17,658
                             2007        $11.534      $11.518        13,948
                             2008        $11.518      $ 8.081        10,026
                             2009        $ 8.081      $11.541         5,131
                             2010        $11.541      $12.985         3,669
                             2011        $12.985      $13.264         4,313
                             2012        $13.264      $14.927         3,954
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.442           794
                             2005        $10.442      $10.705        16,256
                             2006        $10.705      $11.298        32,341
                             2007        $11.298      $12.335        31,186
                             2008        $12.335      $ 7.645        30,795
                             2009        $ 7.645      $10.458        27,446
                             2010        $10.458      $11.536        23,915
                             2011        $11.536      $11.388        18,788
                             2012        $11.388      $13.068        15,332

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.780         7,487
                             2005        $10.780      $11.347        15,204
                             2006        $11.347      $12.577        13,926
                             2007        $12.577      $13.609        11,547
                             2008        $13.609      $ 8.934        10,227
                             2009        $ 8.934      $11.120        13,056
                             2010        $11.120      $12.126        11,818
                             2011        $12.126      $11.638         5,664
                             2012        $11.638      $13.601         4,991
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.917         4,325
                             2005        $ 9.917      $10.245        16,617
                             2006        $10.245      $11.379        23,687
                             2007        $11.379      $11.442        23,385
                             2008        $11.442      $ 6.806        20,087
                             2009        $ 6.806      $10.905        11,919
                             2010        $10.905      $14.580        10,453
                             2011        $14.580      $12.835         8,816
                             2012        $12.835      $15.261         7,898
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.753        18,550
                             2005        $10.753      $10.851        33,933
                             2006        $10.851      $11.913        34,252
                             2007        $11.913      $12.177        29,763
                             2008        $12.177      $ 9.303        21,515
                             2009        $ 9.303      $10.771        19,773
                             2010        $10.771      $11.613        19,510
                             2011        $11.613      $11.603        18,210
                             2012        $11.603      $12.659        19,144
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.144         4,475
                             2005        $11.144      $11.669         5,600
                             2006        $11.669      $13.831         9,205
                             2007        $13.831      $14.634         9,903
                             2008        $14.634      $ 9.680         8,466
                             2009        $ 9.680      $11.658        12,118
                             2010        $11.658      $12.752        10,643
                             2011        $12.752      $12.483         4,095
                             2012        $12.483      $14.226         2,968
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.359        14,763
                             2005        $11.359      $12.743        23,017
                             2006        $12.743      $14.709        29,712
                             2007        $14.709      $15.345        30,070
                             2008        $15.345      $ 9.005        24,869
                             2009        $ 9.005      $12.342        22,676
                             2010        $12.342      $14.044        19,962
                             2011        $14.044      $12.635        15,382
                             2012        $12.635      $15.029        13,393

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.292        16,824
                             2005        $11.292      $12.185        38,099
                             2006        $12.185      $13.742        53,251
                             2007        $13.742      $13.326        52,122
                             2008        $13.326      $ 8.125        52,425
                             2009        $ 8.125      $10.938        43,733
                             2010        $10.938      $13.238        40,693
                             2011        $13.238      $12.710        30,783
                             2012        $12.710      $14.708        26,286
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.699        12,836
                             2006        $11.699      $11.817        22,088
                             2007        $11.817      $12.323        21,162
                             2008        $12.323      $ 6.155        20,131
                             2009        $ 6.155      $ 8.006         7,650
                             2010        $ 8.006      $10.013         7,270
                             2011        $10.013      $ 9.930         6,529
                             2012        $ 9.930      $11.345         6,339
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.353         9,061
                             2005        $10.353      $10.707        34,317
                             2006        $10.707      $10.761        51,188
                             2007        $10.761      $10.967        48,356
                             2008        $10.967      $10.529        37,586
                             2009        $10.529      $11.974        25,730
                             2010        $11.974      $12.778        23,419
                             2011        $12.778      $13.418        17,780
                             2012        $13.418      $14.627        14,610
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.931        15,877
                             2005        $ 9.931      $10.038        26,647
                             2006        $10.038      $10.329        31,447
                             2007        $10.329      $10.653        20,612
                             2008        $10.653      $10.714        42,945
                             2009        $10.714      $10.549        48,841
                             2010        $10.549      $10.380        25,708
                             2011        $10.380      $10.215        33,719
                             2012        $10.215      $10.052        22,239

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.567        18,991
                             2005        $10.567      $10.610        34,286
                             2006        $10.610      $10.509        51,726
                             2007        $10.509      $11.439        47,504
                             2008        $11.439      $10.458        39,083
                             2009        $10.458      $12.177        33,968
                             2010        $12.177      $12.948        31,981
                             2011        $12.948      $14.221        30,147
                             2012        $14.221      $15.210        30,004
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.254        29,314
                             2005        $10.254      $10.332        64,239
                             2006        $10.332      $10.554       101,181
                             2007        $10.554      $11.288        84,207
                             2008        $11.288      $11.637        62,363
                             2009        $11.637      $13.056        65,308
                             2010        $13.056      $13.883        50,300
                             2011        $13.883      $14.147        42,409
                             2012        $14.147      $15.248        35,411
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.783         2,849
                             2005        $10.783      $10.896         3,177
                             2006        $10.896      $11.874         5,784
                             2007        $11.874      $11.159         3,124
                             2008        $11.159      $ 7.553         1,365
                             2009        $ 7.553      $ 7.280             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.198         1,870
                             2005        $11.198      $10.515        19,288
                             2006        $10.515      $11.518        15,921
                             2007        $11.518      $12.043        13,662
                             2008        $12.043      $10.881             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.461         3,953
                             2005        $10.461      $10.869        50,707
                             2006        $10.869      $11.687        76,862
                             2007        $11.687      $12.929        72,925
                             2008        $12.929      $ 7.292        74,654
                             2009        $ 7.292      $10.169        59,737
                             2010        $10.169      $11.602        46,634
                             2011        $11.602      $11.566        38,347
                             2012        $11.566      $13.411        32,316

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.075        34,858
                             2005        $11.075      $11.296        65,614
                             2006        $11.296      $13.182        88,872
                             2007        $13.182      $13.356        88,547
                             2008        $13.356      $ 8.371        68,009
                             2009        $ 8.371      $10.312        71,822
                             2010        $10.312      $11.637        51,473
                             2011        $11.637      $11.329        48,481
                             2012        $11.329      $13.027        34,514
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.354         1,230
                             2005        $10.354      $11.760        10,581
                             2006        $11.760      $12.008        11,949
                             2007        $12.008      $14.367         8,554
                             2008        $14.367      $ 7.157         7,482
                             2009        $ 7.157      $11.624           636
                             2010        $11.624      $14.018         6,069
                             2011        $14.018      $13.368         4,647
                             2012        $13.368      $14.994         3,540
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.817        38,247
                             2005        $12.817      $14.718        53,066
                             2006        $14.718      $19.929        42,908
                             2007        $19.929      $16.213        32,802
                             2008        $16.213      $ 9.877        25,850
                             2009        $ 9.877      $12.482        22,263
                             2010        $12.482      $15.901        22,389
                             2011        $15.901      $16.524        19,157
                             2012        $16.524      $18.790        14,594
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.072         1,949
                             2005        $12.072      $15.673         4,907
                             2006        $15.673      $21.503        17,362
                             2007        $21.503      $29.100        18,313
                             2008        $29.100      $10.079        17,741
                             2009        $10.079      $21.133        16,198
                             2010        $21.133      $26.363        17,967
                             2011        $26.363      $19.255        12,845
                             2012        $19.255      $24.582        11,146
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.421         3,871
                             2005        $12.421      $18.529        12,647
                             2006        $18.529      $22.687         7,618
                             2007        $22.687      $32.431         7,630
                             2008        $32.431      $17.183         8,198
                             2009        $17.183      $26.623         5,620
                             2010        $26.623      $33.839         5,796
                             2011        $33.839      $27.806         5,399
                             2012        $27.806      $28.272         4,230

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.890            92
                             2005        $ 9.890      $ 9.747           941
                             2006        $ 9.747      $10.416         1,477
                             2007        $10.416      $10.659         1,525
                             2008        $10.659      $ 9.110         1,265
                             2009        $ 9.110      $10.202         1,085
                             2010        $10.202      $10.533         2,057
                             2011        $10.533      $10.124         1,670
                             2012        $10.124      $10.089         1,752
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.841        16,887
                             2005        $10.841      $11.041        31,570
                             2006        $11.041      $11.982        62,665
                             2007        $11.982      $11.745        57,126
                             2008        $11.745      $ 7.983        49,954
                             2009        $ 7.983      $12.158        39,807
                             2010        $12.158      $13.715        40,372
                             2011        $13.715      $13.661        28,400
                             2012        $13.661      $15.863        21,504



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

           WITH EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.65



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.181             0
                             2005        $10.181      $11.420             0
                             2006        $11.420      $13.348             0
                             2007        $13.348      $17.466             0
                             2008        $17.466      $ 9.393        32,517
                             2009        $ 9.393      $13.906        22,452
                             2010        $13.906      $15.525        29,196
                             2011        $15.525      $15.158        23,513
                             2012        $15.158      $17.556        20,206
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.065             0
                             2005        $10.065      $11.048             0
                             2006        $11.048      $11.388             0
                             2007        $11.388      $13.384             0
                             2008        $13.384      $ 7.062        64,904
                             2009        $ 7.062      $10.217        49,698
                             2010        $10.217      $11.333        42,857
                             2011        $11.333      $11.051        39,726
                             2012        $11.051      $11.875        21,924
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.589             0
                             2005        $10.589      $11.396             0
                             2006        $11.396      $12.304             0
                             2007        $12.304      $15.868             0
                             2008        $15.868      $ 6.474       113,138
                             2009        $ 6.474      $ 9.625       106,835
                             2010        $ 9.625      $11.242        92,270
                             2011        $11.242      $10.097        70,244
                             2012        $10.097      $11.476        56,056

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.179           413
                             2005        $10.179      $10.379           719
                             2006        $10.379      $10.926           288
                             2007        $10.926      $12.363           256
                             2008        $12.363      $ 8.635        19,374
                             2009        $ 8.635      $10.924        19,610
                             2010        $10.924      $12.232        21,404
                             2011        $12.232      $11.680        17,255
                             2012        $11.680      $12.879        16,332
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.347         1,036
                             2005        $11.347      $13.005           982
                             2006        $13.005      $14.239         2,052
                             2007        $14.239      $16.409         5,684
                             2008        $16.409      $ 9.239       244,175
                             2009        $ 9.239      $12.297       197,992
                             2010        $12.297      $14.127       193,856
                             2011        $14.127      $13.494       163,474
                             2012        $13.494      $15.397       136,469
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.800             0
                             2005        $10.800      $11.203         3,528
                             2006        $11.203      $13.201         3,115
                             2007        $13.201      $13.134         3,120
                             2008        $13.134      $ 7.379       212,525
                             2009        $ 7.379      $ 9.417       176,246
                             2010        $ 9.417      $10.632       166,421
                             2011        $10.632      $10.515       132,778
                             2012        $10.515      $12.092       104,701
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.772             0
                             2005        $ 9.772      $10.130             0
                             2006        $10.130      $10.608             0
                             2007        $10.608      $13.199             0
                             2008        $13.199      $ 6.833        49,050
                             2009        $ 6.833      $ 8.591        43,558
                             2010        $ 8.591      $10.455        41,586
                             2011        $10.455      $10.269        37,333
                             2012        $10.269      $11.542        26,432

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.629             0
                             2005        $10.629      $10.919         5,180
                             2006        $10.919      $12.385         2,743
                             2007        $12.385      $12.797         2,714
                             2008        $12.797      $ 7.901       314,943
                             2009        $ 7.901      $ 9.804       289,768
                             2010        $ 9.804      $11.052       266,880
                             2011        $11.052      $11.052       229,370
                             2012        $11.052      $12.556       204,634
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.178             0
                             2005        $10.178      $10.189         3,154
                             2006        $10.189      $10.426         3,242
                             2007        $10.426      $10.661         7,173
                             2008        $10.661      $10.112       241,772
                             2009        $10.112      $11.471       249,244
                             2010        $11.471      $12.121       233,054
                             2011        $12.121      $12.748       153,417
                             2012        $12.748      $13.226       351,936
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.928         6,756
                             2005        $ 9.928      $10.026        17,889
                             2006        $10.026      $10.306        18,959
                             2007        $10.306      $10.627        18,613
                             2008        $10.627      $10.730       361,507
                             2009        $10.730      $10.592       330,590
                             2010        $10.592      $10.414       345,093
                             2011        $10.414      $10.234       271,025
                             2012        $10.234      $10.055       248,158
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.891           499
                             2005        $10.891      $12.711           473
                             2006        $12.711      $14.709             0
                             2007        $14.709      $16.914             0
                             2008        $16.914      $ 9.312       203,194
                             2009        $ 9.312      $11.548       184,028
                             2010        $11.548      $12.802       167,026
                             2011        $12.802      $10.397       170,700
                             2012        $10.397      $12.297       144,551
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.560             0
                             2005        $10.560      $11.798             0
                             2006        $11.798      $12.912             0
                             2007        $12.912      $15.570             0
                             2008        $15.570      $ 9.066        19,063
                             2009        $ 9.066      $11.338        17,744
                             2010        $11.338      $12.389        16,761
                             2011        $12.389      $11.373        16,594
                             2012        $11.373      $11.669        11,384

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.265             0
                             2005        $10.265      $10.951             0
                             2006        $10.951      $11.412             0
                             2007        $11.412      $12.526             0
                             2008        $12.526      $ 7.061        29,899
                             2009        $ 7.061      $ 8.375        28,233
                             2010        $ 8.375      $ 9.479        23,835
                             2011        $ 9.479      $ 8.558        20,110
                             2012        $ 8.558      $ 9.814             0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.770             0
                             2007        $10.770      $11.415             0
                             2008        $11.415      $ 7.814        53,384
                             2009        $ 7.814      $ 9.826        45,910
                             2010        $ 9.826      $10.547        42,510
                             2011        $10.547      $10.332        38,329
                             2012        $10.332      $11.533        31,918
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.829        34,192
                             2012        $11.829      $11.879        30,285
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.948             0
                             2005        $10.948      $11.539         1,673
                             2006        $11.539      $12.583         1,625
                             2007        $12.583      $13.509             0
                             2008        $13.509      $ 9.466       119,689
                             2009        $ 9.466      $12.077        92,925
                             2010        $12.077      $13.500        86,699
                             2011        $13.500      $12.402        83,648
                             2012        $12.402      $13.478        78,512
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.437         6,175
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.150           854
                             2005        $10.150      $10.299         1,140
                             2006        $10.299      $10.434           301
                             2007        $10.434      $10.970         4,197
                             2008        $10.970      $10.941        40,231
                             2009        $10.941      $10.842        44,663
                             2010        $10.842      $11.172        43,750
                             2011        $11.172      $11.226             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.042             0
                             2005        $11.042      $11.904             0
                             2006        $11.904      $13.564             0
                             2007        $13.564      $13.662             0
                             2008        $13.662      $ 9.099       269,341
                             2009        $ 9.099      $11.095       222,943
                             2010        $11.095      $12.230       209,080
                             2011        $12.230      $11.745       190,188
                             2012        $11.745      $13.195       165,996
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.071             0
                             2005        $11.071      $12.086             0
                             2006        $12.086      $12.460             0
                             2007        $12.460      $14.395             0
                             2008        $14.395      $ 7.519        26,289
                             2009        $ 7.519      $11.552        21,261
                             2010        $11.552      $14.446        21,016
                             2011        $14.446      $12.865        23,963
                             2012        $12.865      $14.109        22,185
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.705             0
                             2005        $10.705      $11.090             0
                             2006        $11.090      $12.306             0
                             2007        $12.306      $12.255             0
                             2008        $12.255      $ 5.791        68,752
                             2009        $ 5.791      $ 8.405        53,501
                             2010        $ 8.405      $ 8.832        53,025
                             2011        $ 8.832      $ 8.383        42,814
                             2012        $ 8.383      $ 9.690        32,632
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.934        41,584
                             2009        $ 6.934      $12.199        47,953
                             2010        $12.199      $14.985        51,585
                             2011        $14.985      $ 9.962        47,273
                             2012        $ 9.962      $11.077        34,411
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.261         4,467
                             2005        $11.261      $12.171         7,195
                             2006        $12.171      $13.760         7,069
                             2007        $13.760      $14.488         3,814
                             2008        $14.488      $10.263       136,183
                             2009        $10.263      $13.403       117,027
                             2010        $13.403      $15.192       114,662
                             2011        $15.192      $14.482       102,207
                             2012        $14.482      $15.763        79,777

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.944             0
                             2006        $10.944      $13.104             0
                             2007        $13.104      $12.087             0
                             2008        $12.087      $ 7.610        45,713
                             2009        $ 7.610      $ 7.203             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.586             0
                             2005        $10.586      $11.198           284
                             2006        $11.198      $12.148           259
                             2007        $12.148      $13.162           240
                             2008        $13.162      $10.855        47,871
                             2009        $10.855      $13.393        50,643
                             2010        $13.393      $14.228        47,831
                             2011        $14.228      $14.169        47,149
                             2012        $14.169      $15.782        25,256
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.275             0
                             2005        $11.275      $11.769             0
                             2006        $11.769      $13.652             0
                             2007        $13.652      $15.861             0
                             2008        $15.861      $14.907             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.448             0
                             2005        $11.448      $12.661             0
                             2006        $12.661      $13.574             0
                             2007        $13.574      $18.221             0
                             2008        $18.221      $ 9.969        37,101
                             2009        $ 9.969      $14.302        26,786
                             2010        $14.302      $14.962        22,004
                             2011        $14.962      $13.680        21,433
                             2012        $13.680      $16.647        19,353
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.297             0
                             2005        $11.297      $12.311         1,568
                             2006        $12.311      $13.399         1,526
                             2007        $13.399      $13.970         1,452
                             2008        $13.970      $ 8.751        28,477
                             2009        $ 8.751      $10.537        25,376
                             2010        $10.537      $11.297             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.482             0
                             2008        $ 9.482      $ 5.909        20,287
                             2009        $ 5.909      $ 7.510        18,145
                             2010        $ 7.510      $ 8.603        17,536
                             2011        $ 8.603      $ 7.929        11,586
                             2012        $ 7.929      $ 8.957        10,903
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.722             0
                             2008        $ 9.722      $ 6.149         6,335
                             2009        $ 6.149      $ 7.521         7,613
                             2010        $ 7.521      $ 8.089         6,102
                             2011        $ 8.089      $ 8.342         3,539
                             2012        $ 8.342      $ 9.548         2,722
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.286             0
                             2005        $10.286      $10.482             0
                             2006        $10.482      $12.141             0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.383             0
                             2005        $10.383      $10.807             0
                             2006        $10.807      $12.504             0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.612             0
                             2005        $10.612      $10.641         2,966
                             2006        $10.641      $11.500         2,800
                             2007        $11.500      $11.472         2,786
                             2008        $11.472      $ 8.040        51,340
                             2009        $ 8.040      $11.472        42,595
                             2010        $11.472      $12.894        47,419
                             2011        $12.894      $13.158        38,851
                             2012        $13.158      $14.792        36,430
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.433             0
                             2005        $10.433      $10.684           799
                             2006        $10.684      $11.264           912
                             2007        $11.264      $12.286           908
                             2008        $12.286      $ 7.607       145,460
                             2009        $ 7.607      $10.396       118,836
                             2010        $10.396      $11.455       109,172
                             2011        $11.455      $11.297        94,117
                             2012        $11.297      $12.950        82,369

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.770             0
                             2005        $10.770      $11.325         1,516
                             2006        $11.325      $12.540         1,729
                             2007        $12.540      $13.555         1,721
                             2008        $13.555      $ 8.889        19,437
                             2009        $ 8.889      $11.053        16,994
                             2010        $11.053      $12.041        18,853
                             2011        $12.041      $11.545        12,704
                             2012        $11.545      $13.478         8,839
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.908             0
                             2005        $ 9.908      $10.225             0
                             2006        $10.225      $11.345             0
                             2007        $11.345      $11.397             0
                             2008        $11.397      $ 6.772        33,473
                             2009        $ 6.772      $10.840        29,122
                             2010        $10.840      $14.478        26,541
                             2011        $14.478      $12.732        23,878
                             2012        $12.732      $15.123        20,157
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.743             0
                             2005        $10.743      $10.830         1,086
                             2006        $10.830      $11.878         1,170
                             2007        $11.878      $12.128         1,162
                             2008        $12.128      $ 9.256       134,563
                             2009        $ 9.256      $10.706       125,107
                             2010        $10.706      $11.532       120,723
                             2011        $11.532      $11.510        73,746
                             2012        $11.510      $12.545        55,434
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.134             0
                             2005        $11.134      $11.647           734
                             2006        $11.647      $13.790           838
                             2007        $13.790      $14.576           834
                             2008        $14.576      $ 9.632        34,512
                             2009        $ 9.632      $11.588        25,428
                             2010        $11.588      $12.662        23,947
                             2011        $12.662      $12.383        16,913
                             2012        $12.383      $14.098        10,831
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.348             0
                             2005        $11.348      $12.718           417
                             2006        $12.718      $14.666           406
                             2007        $14.666      $15.284           393
                             2008        $15.284      $ 8.960       164,589
                             2009        $ 8.960      $12.268       131,705
                             2010        $12.268      $13.946       127,950
                             2011        $13.946      $12.534       114,768
                             2012        $12.534      $14.894        56,169

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.282           322
                             2005        $11.282      $12.162           742
                             2006        $12.162      $13.701           434
                             2007        $13.701      $13.273           453
                             2008        $13.273      $ 8.084       299,590
                             2009        $ 8.084      $10.872       248,792
                             2010        $10.872      $13.145       221,830
                             2011        $13.145      $12.608       235,673
                             2012        $12.608      $14.575       119,448
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.691             0
                             2006        $11.691      $11.797             0
                             2007        $11.797      $12.289             0
                             2008        $12.289      $ 6.132        32,223
                             2009        $ 6.132      $ 7.968        30,458
                             2010        $ 7.968      $ 9.955        32,693
                             2011        $ 9.955      $ 9.863        29,826
                             2012        $ 9.863      $11.257        26,266
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.343         1,124
                             2005        $10.343      $10.686         4,873
                             2006        $10.686      $10.730         3,016
                             2007        $10.730      $10.924         2,941
                             2008        $10.924      $10.477       115,862
                             2009        $10.477      $11.903       108,436
                             2010        $11.903      $12.688       111,801
                             2011        $12.688      $13.310       106,187
                             2012        $13.310      $14.495        88,426
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.922             0
                             2005        $ 9.922      $10.019         1,269
                             2006        $10.019      $10.298           883
                             2007        $10.298      $10.611           865
                             2008        $10.611      $10.660       184,450
                             2009        $10.660      $10.485       191,412
                             2010        $10.485      $10.307       174,771
                             2011        $10.307      $10.133       159,907
                             2012        $10.133      $ 9.961       144,890

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.557         3,398
                             2005        $10.557      $10.589         5,143
                             2006        $10.589      $10.478         3,657
                             2007        $10.478      $11.393         7,110
                             2008        $11.393      $10.406       221,441
                             2009        $10.406      $12.104       187,838
                             2010        $12.104      $12.857       171,279
                             2011        $12.857      $14.107       141,145
                             2012        $14.107      $15.073       121,203
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.245           409
                             2005        $10.245      $10.312         5,393
                             2006        $10.312      $10.522         5,018
                             2007        $10.522      $11.244         8,475
                             2008        $11.244      $11.579       431,766
                             2009        $11.579      $12.977       475,997
                             2010        $12.977      $13.785       402,031
                             2011        $13.785      $14.034       349,028
                             2012        $14.034      $15.110       283,603
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.776             0
                             2005        $10.776      $10.877             0
                             2006        $10.877      $11.842             0
                             2007        $11.842      $11.117             0
                             2008        $11.117      $ 7.517        60,579
                             2009        $ 7.517      $ 7.243             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.187           487
                             2005        $11.187      $10.494           462
                             2006        $10.494      $11.484             0
                             2007        $11.484      $11.995             0
                             2008        $11.995      $10.837             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.451             0
                             2005        $10.451      $10.848             0
                             2006        $10.848      $11.653             0
                             2007        $11.653      $12.878             0
                             2008        $12.878      $ 7.256       297,848
                             2009        $ 7.256      $10.108       226,097
                             2010        $10.108      $11.520       203,662
                             2011        $11.520      $11.473       175,198
                             2012        $11.473      $13.290       158,013

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.065         4,546
                             2005        $11.065      $11.274         6,445
                             2006        $11.274      $13.143         6,281
                             2007        $13.143      $13.303         6,360
                             2008        $13.303      $ 8.330       469,594
                             2009        $ 8.330      $10.250       406,692
                             2010        $10.250      $11.556       373,229
                             2011        $11.556      $11.238       363,917
                             2012        $11.238      $12.910       259,516
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.345             0
                             2005        $10.345      $11.737             0
                             2006        $11.737      $11.972             0
                             2007        $11.972      $14.310             0
                             2008        $14.310      $ 7.121        27,920
                             2009        $ 7.121      $11.554        21,092
                             2010        $11.554      $13.919        18,965
                             2011        $13.919      $13.260        14,589
                             2012        $13.260      $14.859         9,314
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.805         8,300
                             2005        $12.805      $14.690        11,022
                             2006        $14.690      $19.870         9,270
                             2007        $19.870      $16.149         4,718
                             2008        $16.149      $ 9.828       165,032
                             2009        $ 9.828      $12.407       139,134
                             2010        $12.407      $15.789       121,311
                             2011        $15.789      $16.392       112,671
                             2012        $16.392      $18.620        89,357
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.061             0
                             2005        $12.061      $15.642             0
                             2006        $15.642      $21.439             0
                             2007        $21.439      $28.985             0
                             2008        $28.985      $10.029        38,919
                             2009        $10.029      $21.006        28,022
                             2010        $21.006      $26.179        23,635
                             2011        $26.179      $19.101        22,136
                             2012        $19.101      $24.360        14,009
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.409             0
                             2005        $12.409      $18.493             0
                             2006        $18.493      $22.621             0
                             2007        $22.621      $32.302             0
                             2008        $32.302      $17.097        35,193
                             2009        $17.097      $26.463        31,574
                             2010        $26.463      $33.602        20,755
                             2011        $33.602      $27.583        18,145
                             2012        $27.583      $28.017        14,700

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.881             0
                             2005        $ 9.881      $ 9.728             0
                             2006        $ 9.728      $10.386             0
                             2007        $10.386      $10.617             0
                             2008        $10.617      $ 9.065        22,322
                             2009        $ 9.065      $10.141        13,392
                             2010        $10.141      $10.459        13,355
                             2011        $10.459      $10.043        10,374
                             2012        $10.043      $ 9.998        10,502
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.831         7,273
                             2005        $10.831      $11.019        12,655
                             2006        $11.019      $11.947        11,088
                             2007        $11.947      $11.698         6,042
                             2008        $11.698      $ 7.944       197,482
                             2009        $ 7.944      $12.085       154,618
                             2010        $12.085      $13.619       138,393
                             2011        $13.619      $13.551       108,833
                             2012        $13.551      $15.720        92,192



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.7



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.177             0
                             2005        $10.177      $11.409             0
                             2006        $11.409      $13.328           507
                             2007        $13.328      $17.432           624
                             2008        $17.432      $ 9.369        12,250
                             2009        $ 9.369      $13.864         8,797
                             2010        $13.864      $15.470         4,945
                             2011        $15.470      $15.097         2,846
                             2012        $15.097      $17.477         2,301
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.061           101
                             2005        $10.061      $11.038           249
                             2006        $11.038      $11.371           328
                             2007        $11.371      $13.357           424
                             2008        $13.357      $ 7.044        20,165
                             2009        $ 7.044      $10.186        15,504
                             2010        $10.186      $11.294        14,306
                             2011        $11.294      $11.006        13,568
                             2012        $11.006      $11.821        12,190
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.584         2,142
                             2005        $10.584      $11.385        10,090
                             2006        $11.385      $12.286        10,435
                             2007        $12.286      $15.837         8,540
                             2008        $15.837      $ 6.458        30,915
                             2009        $ 6.458      $ 9.596        15,709
                             2010        $ 9.596      $11.203        14,156
                             2011        $11.203      $10.056        12,397
                             2012        $10.056      $11.424         6,470

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.174             0
                             2005        $10.174      $10.369         3,094
                             2006        $10.369      $10.910         3,248
                             2007        $10.910      $12.338         3,122
                             2008        $12.338      $ 8.614        15,530
                             2009        $ 8.614      $10.891        13,118
                             2010        $10.891      $12.189         8,427
                             2011        $12.189      $11.633         8,191
                             2012        $11.633      $12.821        10,063
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.342         5,238
                             2005        $11.342      $12.993        15,699
                             2006        $12.993      $14.218        15,968
                             2007        $14.218      $16.377        15,223
                             2008        $16.377      $ 9.216       102,855
                             2009        $ 9.216      $12.260        81,493
                             2010        $12.260      $14.077        53,895
                             2011        $14.077      $13.440        45,208
                             2012        $13.440      $15.327        37,230
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.795        27,292
                             2005        $10.795      $11.192        32,085
                             2006        $11.192      $13.182        22,922
                             2007        $13.182      $13.108        22,754
                             2008        $13.108      $ 7.361       102,049
                             2009        $ 7.361      $ 9.388        75,431
                             2010        $ 9.388      $10.595        78,583
                             2011        $10.595      $10.473        57,292
                             2012        $10.473      $12.038        60,518
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.768         1,488
                             2005        $ 9.768      $10.120         1,379
                             2006        $10.120      $10.592         1,425
                             2007        $10.592      $13.173         1,183
                             2008        $13.173      $ 6.816        71,379
                             2009        $ 6.816      $ 8.565        57,607
                             2010        $ 8.565      $10.418        58,821
                             2011        $10.418      $10.228        39,731
                             2012        $10.228      $11.490        48,616

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.624         8,387
                             2005        $10.624      $10.908        32,026
                             2006        $10.908      $12.366        33,411
                             2007        $12.366      $12.772        33,537
                             2008        $12.772      $ 7.881       225,131
                             2009        $ 7.881      $ 9.775       188,699
                             2010        $ 9.775      $11.013       186,215
                             2011        $11.013      $11.008       112,062
                             2012        $11.008      $12.499        96,761
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.173        20,705
                             2005        $10.173      $10.180        25,284
                             2006        $10.180      $10.410        18,592
                             2007        $10.410      $10.639        17,276
                             2008        $10.639      $10.086       138,607
                             2009        $10.086      $11.437       109,299
                             2010        $11.437      $12.079        73,245
                             2011        $12.079      $12.697        52,851
                             2012        $12.697      $13.166        43,691
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.924        26,498
                             2005        $ 9.924      $10.016        25,659
                             2006        $10.016      $10.291        23,204
                             2007        $10.291      $10.606        22,503
                             2008        $10.606      $10.703       280,115
                             2009        $10.703      $10.560       204,879
                             2010        $10.560      $10.378       115,332
                             2011        $10.378      $10.193       105,038
                             2012        $10.193      $10.010        93,580
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.886             0
                             2005        $10.886      $12.698         1,411
                             2006        $12.698      $14.687         4,357
                             2007        $14.687      $16.880         3,215
                             2008        $16.880      $ 9.289        71,734
                             2009        $ 9.289      $11.514        59,741
                             2010        $11.514      $12.757        48,418
                             2011        $12.757      $10.355        44,346
                             2012        $10.355      $12.241        53,374
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.555             0
                             2005        $10.555      $11.787        11,664
                             2006        $11.787      $12.893        11,663
                             2007        $12.893      $15.539        11,661
                             2008        $15.539      $ 9.043        13,735
                             2009        $ 9.043      $11.304        13,289
                             2010        $11.304      $12.345        12,260
                             2011        $12.345      $11.328        12,101
                             2012        $11.328      $11.616        11,965

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.260           527
                             2005        $10.260      $10.940         2,311
                             2006        $10.940      $11.395         5,077
                             2007        $11.395      $12.501         4,934
                             2008        $12.501      $ 7.043        14,356
                             2009        $ 7.043      $ 8.349        12,418
                             2010        $ 8.349      $ 9.446         6,468
                             2011        $ 9.446      $ 8.523         6,151
                             2012        $ 8.523      $ 9.773             0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.767         2,840
                             2007        $10.767      $11.405         1,721
                             2008        $11.405      $ 7.804        23,452
                             2009        $ 7.804      $ 9.807        16,715
                             2010        $ 9.807      $10.522        14,055
                             2011        $10.522      $10.302        12,208
                             2012        $10.302      $11.494        11,510
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.781        12,345
                             2012        $11.781      $11.825         7,815
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.943         5,303
                             2005        $10.943      $11.528        16,495
                             2006        $11.528      $12.564        16,850
                             2007        $12.564      $13.482        15,594
                             2008        $13.482      $ 9.442        35,385
                             2009        $ 9.442      $12.040        23,028
                             2010        $12.040      $13.453        21,748
                             2011        $13.453      $12.352        22,611
                             2012        $12.352      $13.417        17,790
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.394         5,393
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.145         3,277
                             2005        $10.145      $10.289         7,972
                             2006        $10.289      $10.419         8,509
                             2007        $10.419      $10.948         8,280
                             2008        $10.948      $10.914        24,600
                             2009        $10.914      $10.809        15,906
                             2010        $10.809      $11.133        41,188
                             2011        $11.133      $11.184             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.037            94
                             2005        $11.037      $11.892         1,007
                             2006        $11.892      $13.544         2,680
                             2007        $13.544      $13.635         2,368
                             2008        $13.635      $ 9.076        41,700
                             2009        $ 9.076      $11.062        31,070
                             2010        $11.062      $12.187        27,922
                             2011        $12.187      $11.698        24,168
                             2012        $11.698      $13.135        22,503
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.066             0
                             2005        $11.066      $12.075             0
                             2006        $12.075      $12.441             0
                             2007        $12.441      $14.367             0
                             2008        $14.367      $ 7.500         5,141
                             2009        $ 7.500      $11.517        10,158
                             2010        $11.517      $14.395         7,082
                             2011        $14.395      $12.813         6,034
                             2012        $12.813      $14.045         6,076
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.701        23,469
                             2005        $10.701      $11.079        23,974
                             2006        $11.079      $12.288        14,556
                             2007        $12.288      $12.230        15,042
                             2008        $12.230      $ 5.776        28,022
                             2009        $ 5.776      $ 8.380        17,395
                             2010        $ 8.380      $ 8.801        15,645
                             2011        $ 8.801      $ 8.349        12,474
                             2012        $ 8.349      $ 9.646         7,102
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.916         7,352
                             2009        $ 6.916      $12.163         7,507
                             2010        $12.163      $14.932         5,973
                             2011        $14.932      $ 9.922         5,705
                             2012        $ 9.922      $11.027         6,067
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.256         3,099
                             2005        $11.256      $12.159        13,532
                             2006        $12.159      $13.740        13,930
                             2007        $13.740      $14.459        13,978
                             2008        $14.459      $10.238        42,657
                             2009        $10.238      $13.363        30,080
                             2010        $13.363      $15.139        24,624
                             2011        $15.139      $14.424        21,913
                             2012        $14.424      $15.692        16,678

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.940             0
                             2006        $10.940      $13.093           347
                             2007        $13.093      $12.071           108
                             2008        $12.071      $ 7.596        19,904
                             2009        $ 7.596      $ 7.188             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.581           122
                             2005        $10.581      $11.187         5,924
                             2006        $11.187      $12.130         5,949
                             2007        $12.130      $13.136         5,806
                             2008        $13.136      $10.828        22,471
                             2009        $10.828      $13.353        19,202
                             2010        $13.353      $14.178        20,105
                             2011        $14.178      $14.112        18,228
                             2012        $14.112      $15.711        10,712
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.270             0
                             2005        $11.270      $11.758           110
                             2006        $11.758      $13.632             0
                             2007        $13.632      $15.829             0
                             2008        $15.829      $14.875             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.443         8,469
                             2005        $11.443      $12.649         8,440
                             2006        $12.649      $13.554         5,285
                             2007        $13.554      $18.185         4,166
                             2008        $18.185      $ 9.944        14,716
                             2009        $ 9.944      $14.259        12,938
                             2010        $14.259      $14.910        10,052
                             2011        $14.910      $13.625         8,840
                             2012        $13.625      $16.572         7,253
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.292             0
                             2005        $11.292      $12.299           415
                             2006        $12.299      $13.379           402
                             2007        $13.379      $13.943           411
                             2008        $13.943      $ 8.729        10,922
                             2009        $ 8.729      $10.506         5,256
                             2010        $10.506      $11.261             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.479         5,426
                             2008        $ 9.479      $ 5.904         8,461
                             2009        $ 5.904      $ 7.499         6,476
                             2010        $ 7.499      $ 8.587         6,522
                             2011        $ 8.587      $ 7.910         7,429
                             2012        $ 7.910      $ 8.931         7,479
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.718             0
                             2008        $ 9.718      $ 6.144         8,585
                             2009        $ 6.144      $ 7.511         4,311
                             2010        $ 7.511      $ 8.074         3,403
                             2011        $ 8.074      $ 8.322         4,149
                             2012        $ 8.322      $ 9.520         3,911
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.281           145
                             2005        $10.281      $10.472         4,277
                             2006        $10.472      $12.123         4,275
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.378             0
                             2005        $10.378      $10.797             0
                             2006        $10.797      $12.485             0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.608            16
                             2005        $10.608      $10.631            60
                             2006        $10.631      $11.483            94
                             2007        $11.483      $11.449            70
                             2008        $11.449      $ 8.020        27,280
                             2009        $ 8.020      $11.438        18,164
                             2010        $11.438      $12.849        12,581
                             2011        $12.849      $13.105        10,973
                             2012        $13.105      $14.725         5,772
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.428             0
                             2005        $10.428      $10.673             0
                             2006        $10.673      $11.248         1,405
                             2007        $11.248      $12.262         1,398
                             2008        $12.262      $ 7.588        22,364
                             2009        $ 7.588      $10.365        18,949
                             2010        $10.365      $11.415        15,205
                             2011        $11.415      $11.251        12,320
                             2012        $11.251      $12.892        10,941

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.765             0
                             2005        $10.765      $11.314             0
                             2006        $11.314      $12.521             0
                             2007        $12.521      $13.528             0
                             2008        $13.528      $ 8.867         5,345
                             2009        $ 8.867      $11.020         3,217
                             2010        $11.020      $11.999         1,719
                             2011        $11.999      $11.498         3,714
                             2012        $11.498      $13.417         3,388
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.903           448
                             2005        $ 9.903      $10.215           545
                             2006        $10.215      $11.329           724
                             2007        $11.329      $11.374           760
                             2008        $11.374      $ 6.755        10,509
                             2009        $ 6.755      $10.807        13,125
                             2010        $10.807      $14.427         9,230
                             2011        $14.427      $12.681         8,946
                             2012        $12.681      $15.055         7,889
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.739           275
                             2005        $10.739      $10.820           530
                             2006        $10.820      $11.861           527
                             2007        $11.861      $12.104           528
                             2008        $12.104      $ 9.233        26,900
                             2009        $ 9.233      $10.674        20,112
                             2010        $10.674      $11.492        13,332
                             2011        $11.492      $11.464        13,081
                             2012        $11.464      $12.488        11,293
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.128             0
                             2005        $11.128      $11.635             0
                             2006        $11.635      $13.770           661
                             2007        $13.770      $14.547           661
                             2008        $14.547      $ 9.608         4,507
                             2009        $ 9.608      $11.553         3,502
                             2010        $11.553      $12.618         2,399
                             2011        $12.618      $12.333         2,554
                             2012        $12.333      $14.034         2,402
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.343             0
                             2005        $11.343      $12.706         3,266
                             2006        $12.706      $14.644         2,777
                             2007        $14.644      $15.254         2,087
                             2008        $15.254      $ 8.938        64,672
                             2009        $ 8.938      $12.231        44,368
                             2010        $12.231      $13.897        41,921
                             2011        $13.897      $12.483        32,097
                             2012        $12.483      $14.826        36,198

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.277        10,544
                             2005        $11.277      $12.150        15,083
                             2006        $12.150      $13.681        12,016
                             2007        $13.681      $13.246        11,999
                             2008        $13.246      $ 8.064        43,930
                             2009        $ 8.064      $10.840        31,176
                             2010        $10.840      $13.099        26,227
                             2011        $13.099      $12.557        21,911
                             2012        $12.557      $14.509        23,005
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.687             0
                             2006        $11.687      $11.787             0
                             2007        $11.787      $12.272             0
                             2008        $12.272      $ 6.120         7,593
                             2009        $ 6.120      $ 7.949         8,703
                             2010        $ 7.949      $ 9.927         6,348
                             2011        $ 9.927      $ 9.830         7,146
                             2012        $ 9.830      $11.213         5,665
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.339             0
                             2005        $10.339      $10.676           991
                             2006        $10.676      $10.714         1,087
                             2007        $10.714      $10.902         1,082
                             2008        $10.902      $10.451        27,562
                             2009        $10.451      $11.867        25,316
                             2010        $11.867      $12.644        20,331
                             2011        $12.644      $13.257        16,521
                             2012        $13.257      $14.430        14,395
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.918           733
                             2005        $ 9.918      $10.009         3,410
                             2006        $10.009      $10.283         5,897
                             2007        $10.283      $10.590         5,990
                             2008        $10.590      $10.634        91,586
                             2009        $10.634      $10.454        70,508
                             2010        $10.454      $10.271        58,599
                             2011        $10.271      $10.092        65,420
                             2012        $10.092      $ 9.916        35,580

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.552            55
                             2005        $10.552      $10.579         1,088
                             2006        $10.579      $10.462         1,234
                             2007        $10.462      $11.371         1,187
                             2008        $11.371      $10.380        41,393
                             2009        $10.380      $12.068        32,397
                             2010        $12.068      $12.812        32,722
                             2011        $12.812      $14.051        20,871
                             2012        $14.051      $15.005        16,504
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.240         2,138
                             2005        $10.240      $10.302        15,431
                             2006        $10.302      $10.507        17,338
                             2007        $10.507      $11.221        15,482
                             2008        $11.221      $11.550       109,474
                             2009        $11.550      $12.939        93,450
                             2010        $12.939      $13.737        84,488
                             2011        $13.737      $13.977       122,070
                             2012        $13.977      $15.042       111,189
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.772         1,218
                             2005        $10.772      $10.868         3,095
                             2006        $10.868      $11.826         3,236
                             2007        $11.826      $11.096         3,703
                             2008        $11.096      $ 7.499         9,792
                             2009        $ 7.499      $ 7.225             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.182            95
                             2005        $11.182      $10.484           212
                             2006        $10.484      $11.467           324
                             2007        $11.467      $11.971             0
                             2008        $11.971      $10.815             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.446             0
                             2005        $10.446      $10.837            21
                             2006        $10.837      $11.636         3,369
                             2007        $11.636      $12.852         2,677
                             2008        $12.852      $ 7.238        68,814
                             2009        $ 7.238      $10.078        50,583
                             2010        $10.078      $11.480        35,122
                             2011        $11.480      $11.427        29,928
                             2012        $11.427      $13.230        30,044

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.060             0
                             2005        $11.060      $11.263         9,808
                             2006        $11.263      $13.123        11,457
                             2007        $13.123      $13.276        11,443
                             2008        $13.276      $ 8.309        93,184
                             2009        $ 8.309      $10.220        63,978
                             2010        $10.220      $11.515        56,769
                             2011        $11.515      $11.193        48,248
                             2012        $11.193      $12.851        37,818
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.340             0
                             2005        $10.340      $11.726             0
                             2006        $11.726      $11.954             0
                             2007        $11.954      $14.281             0
                             2008        $14.281      $ 7.103         3,770
                             2009        $ 7.103      $11.520         5,504
                             2010        $11.520      $13.870         4,539
                             2011        $13.870      $13.207         4,772
                             2012        $13.207      $14.791         4,328
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.799         5,273
                             2005        $12.799      $14.675        12,865
                             2006        $14.675      $19.841        11,221
                             2007        $19.841      $16.117        12,760
                             2008        $16.117      $ 9.803        52,161
                             2009        $ 9.803      $12.369        39,348
                             2010        $12.369      $15.734        29,572
                             2011        $15.734      $16.326        27,469
                             2012        $16.326      $18.536        24,708
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.055           375
                             2005        $12.055      $15.627           462
                             2006        $15.627      $21.408           788
                             2007        $21.408      $28.927           788
                             2008        $28.927      $10.004        15,749
                             2009        $10.004      $20.943        10,954
                             2010        $20.943      $26.087         7,376
                             2011        $26.087      $19.024         5,823
                             2012        $19.024      $24.250         5,143
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.403             0
                             2005        $12.403      $18.475           175
                             2006        $18.475      $22.587           170
                             2007        $22.587      $32.238           133
                             2008        $32.238      $17.055        36,260
                             2009        $17.055      $26.383        36,520
                             2010        $26.383      $33.484        30,164
                             2011        $33.484      $27.472        22,360
                             2012        $27.472      $27.890        21,376

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.876             0
                             2005        $ 9.876      $ 9.719             0
                             2006        $ 9.719      $10.370         1,509
                             2007        $10.370      $10.595         1,506
                             2008        $10.595      $ 9.042         3,607
                             2009        $ 9.042      $10.110         2,562
                             2010        $10.110      $10.422         2,634
                             2011        $10.422      $10.003         2,497
                             2012        $10.003      $ 9.953         2,675
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.826         4,931
                             2005        $10.826      $11.008         5,994
                             2006        $11.008      $11.929         6,928
                             2007        $11.929      $11.675         6,308
                             2008        $11.675      $ 7.924        53,932
                             2009        $ 7.924      $12.049        33,607
                             2010        $12.049      $13.571        22,444
                             2011        $13.571      $13.497        19,914
                             2012        $13.497      $15.649        13,535



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH MAV & EBP (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.75



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.172         1,061
                             2005        $10.172      $11.398         1,201
                             2006        $11.398      $13.309         7,621
                             2007        $13.309      $17.397        14,266
                             2008        $17.397      $ 9.346        17,482
                             2009        $ 9.346      $13.823         4,975
                             2010        $13.823      $15.416         4,040
                             2011        $15.416      $15.036         3,580
                             2012        $15.036      $17.398         8,253
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.056         4,479
                             2005        $10.056      $11.027         6,650
                             2006        $11.027      $11.354         5,034
                             2007        $11.354      $13.331         4,512
                             2008        $13.331      $ 7.027        37,120
                             2009        $ 7.027      $10.155        30,614
                             2010        $10.155      $11.254        27,194
                             2011        $11.254      $10.962        23,788
                             2012        $10.962      $11.768        24,530
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.579         7,263
                             2005        $10.579      $11.374        11,070
                             2006        $11.374      $12.268        10,619
                             2007        $12.268      $15.805         7,015
                             2008        $15.805      $ 6.442        44,023
                             2009        $ 6.442      $ 9.567        43,771
                             2010        $ 9.567      $11.163        43,072
                             2011        $11.163      $10.016        37,577
                             2012        $10.016      $11.373        36,740

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.170         1,999
                             2005        $10.170      $10.359         2,642
                             2006        $10.359      $10.894         1,979
                             2007        $10.894      $12.314        14,576
                             2008        $12.314      $ 8.592        26,229
                             2009        $ 8.592      $10.859        22,691
                             2010        $10.859      $12.146        10,745
                             2011        $12.146      $11.586         8,108
                             2012        $11.586      $12.763         8,191
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.337        16,346
                             2005        $11.337      $12.980        26,954
                             2006        $12.980      $14.197        29,471
                             2007        $14.197      $16.344        28,128
                             2008        $16.344      $ 9.193       114,174
                             2009        $ 9.193      $12.223       113,696
                             2010        $12.223      $14.028        99,234
                             2011        $14.028      $13.386        81,510
                             2012        $13.386      $15.258        60,208
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.790         9,412
                             2005        $10.790      $11.181        24,315
                             2006        $11.181      $13.162        26,511
                             2007        $13.162      $13.082        25,360
                             2008        $13.082      $ 7.342        97,712
                             2009        $ 7.342      $ 9.360        89,996
                             2010        $ 9.360      $10.558        82,161
                             2011        $10.558      $10.431        73,532
                             2012        $10.431      $11.983        65,430
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.763         6,828
                             2005        $ 9.763      $10.111        11,467
                             2006        $10.111      $10.576        13,328
                             2007        $10.576      $13.147        11,803
                             2008        $13.147      $ 6.799        36,191
                             2009        $ 6.799      $ 8.539        38,566
                             2010        $ 8.539      $10.381        33,534
                             2011        $10.381      $10.186        28,785
                             2012        $10.186      $11.437        19,969
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.619         6,642
                             2005        $10.619      $10.898        31,767
                             2006        $10.898      $12.348        37,096
                             2007        $12.348      $12.746        32,216
                             2008        $12.746      $ 7.861       132,729
                             2009        $ 7.861      $ 9.745       125,207
                             2010        $ 9.745      $10.974       108,402
                             2011        $10.974      $10.964       105,183
                             2012        $10.964      $12.442        78,586

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.168         5,838
                             2005        $10.168      $10.170        17,730
                             2006        $10.170      $10.395        18,619
                             2007        $10.395      $10.618        17,577
                             2008        $10.618      $10.061        88,732
                             2009        $10.061      $11.403        75,570
                             2010        $11.403      $12.036        84,463
                             2011        $12.036      $12.646        95,471
                             2012        $12.646      $13.107        68,230
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.919         8,947
                             2005        $ 9.919      $10.006        26,111
                             2006        $10.006      $10.276        46,146
                             2007        $10.276      $10.585        35,722
                             2008        $10.585      $10.676       380,269
                             2009        $10.676      $10.529       375,156
                             2010        $10.529      $10.341       227,319
                             2011        $10.341      $10.152       175,503
                             2012        $10.152      $ 9.964       152,402
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.881         5,405
                             2005        $10.881      $12.686        15,443
                             2006        $12.686      $14.665        18,666
                             2007        $14.665      $16.847        21,837
                             2008        $16.847      $ 9.266        92,489
                             2009        $ 9.266      $11.479        90,321
                             2010        $11.479      $12.712        73,097
                             2011        $12.712      $10.314        58,688
                             2012        $10.314      $12.186        43,645
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.550           977
                             2005        $10.550      $11.775         1,160
                             2006        $11.775      $12.874            53
                             2007        $12.874      $15.508            36
                             2008        $15.508      $ 9.021         6,277
                             2009        $ 9.021      $11.270         6,618
                             2010        $11.270      $12.302         6,423
                             2011        $12.302      $11.282         5,282
                             2012        $11.282      $11.564         5,157

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.255         2,366
                             2005        $10.255      $10.930         2,867
                             2006        $10.930      $11.378         3,561
                             2007        $11.378      $12.477         1,778
                             2008        $12.477      $ 7.026        11,216
                             2009        $ 7.026      $ 8.324        12,410
                             2010        $ 8.324      $ 9.413        13,702
                             2011        $ 9.413      $ 8.489        10,342
                             2012        $ 8.489      $ 9.732             0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.763         6,887
                             2007        $10.763      $11.395         6,782
                             2008        $11.395      $ 7.793        22,384
                             2009        $ 7.793      $ 9.789        22,275
                             2010        $ 9.789      $10.497        18,247
                             2011        $10.497      $10.273        11,937
                             2012        $10.273      $11.455         9,953
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.734        36,077
                             2012        $11.734      $11.772        30,066
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.938         8,499
                             2005        $10.938      $11.516        13,413
                             2006        $11.516      $12.545        13,948
                             2007        $12.545      $13.455        14,698
                             2008        $13.455      $ 9.418        51,448
                             2009        $ 9.418      $12.004        41,895
                             2010        $12.004      $13.405        32,492
                             2011        $13.405      $12.302        27,704
                             2012        $12.302      $13.356        18,053
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.352         8,170
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.140         5,308
                             2005        $10.140      $10.279         6,612
                             2006        $10.279      $10.403         8,806
                             2007        $10.403      $10.926         8,886
                             2008        $10.926      $10.886        44,761
                             2009        $10.886      $10.777        43,013
                             2010        $10.777      $11.094        39,161
                             2011        $11.094      $11.143             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.032        19,945
                             2005        $11.032      $11.881        33,271
                             2006        $11.881      $13.524        40,944
                             2007        $13.524      $13.608        22,621
                             2008        $13.608      $ 9.054        89,162
                             2009        $ 9.054      $11.029        80,792
                             2010        $11.029      $12.145        62,326
                             2011        $12.145      $11.651        54,832
                             2012        $11.651      $13.075        54,504
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.060         5,158
                             2005        $11.060      $12.063         5,401
                             2006        $12.063      $12.423         5,478
                             2007        $12.423      $14.338         1,115
                             2008        $14.338      $ 7.481         4,413
                             2009        $ 7.481      $11.483         5,418
                             2010        $11.483      $14.344         8,349
                             2011        $14.344      $12.762         7,157
                             2012        $12.762      $13.981         4,809
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.696         7,112
                             2005        $10.696      $11.068        10,891
                             2006        $11.068      $12.270        11,006
                             2007        $12.270      $12.206         8,453
                             2008        $12.206      $ 5.762        49,020
                             2009        $ 5.762      $ 8.355        44,712
                             2010        $ 8.355      $ 8.770        41,715
                             2011        $ 8.770      $ 8.316        38,709
                             2012        $ 8.316      $ 9.602        37,547
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.899        14,710
                             2009        $ 6.899      $12.126        15,237
                             2010        $12.126      $14.879        16,446
                             2011        $14.879      $ 9.882        19,281
                             2012        $ 9.882      $10.977        11,682
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.251         4,526
                             2005        $11.251      $12.148        14,237
                             2006        $12.148      $13.720        17,755
                             2007        $13.720      $14.430        16,855
                             2008        $14.430      $10.212        76,672
                             2009        $10.212      $13.323        72,389
                             2010        $13.323      $15.086        68,872
                             2011        $15.086      $14.366        65,242
                             2012        $14.366      $15.621        48,361

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.936         1,432
                             2006        $10.936      $13.082         2,200
                             2007        $13.082      $12.054         2,632
                             2008        $12.054      $ 7.581        10,403
                             2009        $ 7.581      $ 7.173             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.576         1,847
                             2005        $10.576      $11.176         8,790
                             2006        $11.176      $12.112         8,083
                             2007        $12.112      $13.110        17,819
                             2008        $13.110      $10.801        37,129
                             2009        $10.801      $13.313        27,947
                             2010        $13.313      $14.128        25,332
                             2011        $14.128      $14.055        27,275
                             2012        $14.055      $15.639        14,497
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.265           966
                             2005        $11.265      $11.747         3,764
                             2006        $11.747      $13.612         3,723
                             2007        $13.612      $15.798         3,505
                             2008        $15.798      $14.843             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.438           391
                             2005        $11.438      $12.636         3,451
                             2006        $12.636      $13.534         4,951
                             2007        $13.534      $18.148        10,801
                             2008        $18.148      $ 9.919        32,692
                             2009        $ 9.919      $14.216        28,128
                             2010        $14.216      $14.857        24,915
                             2011        $14.857      $13.571        21,691
                             2012        $13.571      $16.497        20,571
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.287         1,254
                             2005        $11.287      $12.287         1,751
                             2006        $12.287      $13.359         1,923
                             2007        $13.359      $13.915         1,263
                             2008        $13.915      $ 8.708        10,916
                             2009        $ 8.708      $10.474        10,569
                             2010        $10.474      $11.226             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.476           746
                             2008        $ 9.476      $ 5.899        12,263
                             2009        $ 5.899      $ 7.489        12,250
                             2010        $ 7.489      $ 8.571         9,859
                             2011        $ 8.571      $ 7.892         9,805
                             2012        $ 7.892      $ 8.905         9,714
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.715         1,850
                             2008        $ 9.715      $ 6.138        13,770
                             2009        $ 6.138      $ 7.501        10,944
                             2010        $ 7.501      $ 8.059         8,251
                             2011        $ 8.059      $ 8.302         5,047
                             2012        $ 8.302      $ 9.493         3,871
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.277           279
                             2005        $10.277      $10.462           567
                             2006        $10.462      $12.105         1,160
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.373         1,793
                             2005        $10.373      $10.786         1,767
                             2006        $10.786      $12.467         1,618
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.603         5,313
                             2005        $10.603      $10.620         6,882
                             2006        $10.620      $11.466         6,829
                             2007        $11.466      $11.426         6,972
                             2008        $11.426      $ 8.000        37,351
                             2009        $ 8.000      $11.403        31,345
                             2010        $11.403      $12.804        23,895
                             2011        $12.804      $13.052        18,372
                             2012        $13.052      $14.659        28,091
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.423           752
                             2005        $10.423      $10.663        16,397
                             2006        $10.663      $11.231        17,096
                             2007        $11.231      $12.237        14,353
                             2008        $12.237      $ 7.569        34,980
                             2009        $ 7.569      $10.333        27,708
                             2010        $10.333      $11.375        24,435
                             2011        $11.375      $11.206        23,314
                             2012        $11.206      $12.833        18,196

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.760             3
                             2005        $10.760      $11.303           762
                             2006        $11.303      $12.503           849
                             2007        $12.503      $13.501           488
                             2008        $13.501      $ 8.845         7,488
                             2009        $ 8.845      $10.987         5,118
                             2010        $10.987      $11.957         6,457
                             2011        $11.957      $11.452         5,226
                             2012        $11.452      $13.357         3,627
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.899         1,975
                             2005        $ 9.899      $10.205         5,766
                             2006        $10.205      $11.312         5,979
                             2007        $11.312      $11.351         6,542
                             2008        $11.351      $ 6.738        16,254
                             2009        $ 6.738      $10.775        17,595
                             2010        $10.775      $14.376        14,678
                             2011        $14.376      $12.630        12,009
                             2012        $12.630      $14.986         9,153
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.734         6,630
                             2005        $10.734      $10.809        18,067
                             2006        $10.809      $11.843        18,581
                             2007        $11.843      $12.080        14,928
                             2008        $12.080      $ 9.210        52,421
                             2009        $ 9.210      $10.642        50,344
                             2010        $10.642      $11.451        45,966
                             2011        $11.451      $11.418        37,645
                             2012        $11.418      $12.432        32,642
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.123         1,252
                             2005        $11.123      $11.624         3,427
                             2006        $11.624      $13.749         4,962
                             2007        $13.749      $14.518         3,945
                             2008        $14.518      $ 9.584        13,951
                             2009        $ 9.584      $11.518         9,295
                             2010        $11.518      $12.573         9,542
                             2011        $12.573      $12.284         8,854
                             2012        $12.284      $13.971        12,490
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.338         5,827
                             2005        $11.338      $12.693        16,246
                             2006        $12.693      $14.623        15,106
                             2007        $14.623      $15.223        13,587
                             2008        $15.223      $ 8.915        43,995
                             2009        $ 8.915      $12.194        42,947
                             2010        $12.194      $13.848        33,917
                             2011        $13.848      $12.433        30,528
                             2012        $12.433      $14.759        29,609

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.271         2,933
                             2005        $11.271      $12.138        11,461
                             2006        $12.138      $13.661        12,743
                             2007        $13.661      $13.220        15,692
                             2008        $13.220      $ 8.044        66,995
                             2009        $ 8.044      $10.807        63,118
                             2010        $10.807      $13.053        49,359
                             2011        $13.053      $12.507        42,436
                             2012        $12.507      $14.444        34,744
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.683         1,007
                             2006        $11.683      $11.777         1,933
                             2007        $11.777      $12.256         1,933
                             2008        $12.256      $ 6.109         8,284
                             2009        $ 6.109      $ 7.930         9,200
                             2010        $ 7.930      $ 9.898        11,436
                             2011        $ 9.898      $ 9.796         9,139
                             2012        $ 9.796      $11.169         6,203
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.334         1,649
                             2005        $10.334      $10.665         9,165
                             2006        $10.665      $10.698         9,341
                             2007        $10.698      $10.880         8,100
                             2008        $10.880      $10.425        42,154
                             2009        $10.425      $11.831        37,255
                             2010        $11.831      $12.599        35,096
                             2011        $12.599      $13.204        32,720
                             2012        $13.204      $14.365        29,990
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.913         7,507
                             2005        $ 9.913      $ 9.999        14,091
                             2006        $ 9.999      $10.268        47,729
                             2007        $10.268      $10.569        36,491
                             2008        $10.569      $10.607       181,670
                             2009        $10.607      $10.422       147,236
                             2010        $10.422      $10.235       110,887
                             2011        $10.235      $10.052        84,256
                             2012        $10.052      $ 9.871       109,450

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.547        24,985
                             2005        $10.547      $10.569        44,824
                             2006        $10.569      $10.447        44,115
                             2007        $10.447      $11.348        41,283
                             2008        $11.348      $10.354       141,456
                             2009        $10.354      $12.031       117,075
                             2010        $12.031      $12.767        91,965
                             2011        $12.767      $13.994        77,986
                             2012        $13.994      $14.937        93,242
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.235        19,432
                             2005        $10.235      $10.292        39,729
                             2006        $10.292      $10.491        44,592
                             2007        $10.491      $11.199        46,384
                             2008        $11.199      $11.521       146,791
                             2009        $11.521      $12.900       130,197
                             2010        $12.900      $13.689       153,243
                             2011        $13.689      $13.921       130,611
                             2012        $13.921      $14.974        96,329
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.768           623
                             2005        $10.768      $10.859           486
                             2006        $10.859      $11.810         1,047
                             2007        $11.810      $11.076         1,115
                             2008        $11.076      $ 7.481        13,158
                             2009        $ 7.481      $ 7.206             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.177         5,029
                             2005        $11.177      $10.474        12,631
                             2006        $10.474      $11.450         9,914
                             2007        $11.450      $11.948         6,304
                             2008        $11.948      $10.793             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.441         3,482
                             2005        $10.441      $10.827        19,342
                             2006        $10.827      $11.618        24,978
                             2007        $11.618      $12.826        30,607
                             2008        $12.826      $ 7.219        97,722
                             2009        $ 7.219      $10.047        76,599
                             2010        $10.047      $11.439        64,255
                             2011        $11.439      $11.381        60,094
                             2012        $11.381      $13.170        53,693
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.055        10,111
                             2005        $11.055      $11.252        34,490
                             2006        $11.252      $13.104        34,376
                             2007        $13.104      $13.250        32,505
                             2008        $13.250      $ 8.288       141,687
                             2009        $ 8.288      $10.189       130,348
                             2010        $10.189      $11.475       117,819
                             2011        $11.475      $11.148       105,808
                             2012        $11.148      $12.793        93,194

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.335        16,466
                             2005        $10.335      $11.715        17,631
                             2006        $11.715      $11.937        17,595
                             2007        $11.937      $14.253           645
                             2008        $14.253      $ 7.086         1,679
                             2009        $ 7.086      $11.485         3,587
                             2010        $11.485      $13.822         3,506
                             2011        $13.822      $13.154         3,311
                             2012        $13.154      $14.724         1,249
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.794         3,123
                             2005        $12.794      $14.661        17,301
                             2006        $14.661      $19.812        17,485
                             2007        $19.812      $16.085        16,535
                             2008        $16.085      $ 9.779        88,008
                             2009        $ 9.779      $12.332        73,826
                             2010        $12.332      $15.679        61,930
                             2011        $15.679      $16.260        51,391
                             2012        $16.260      $18.452        38,252
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.050           514
                             2005        $12.050      $15.612         1,205
                             2006        $15.612      $21.376         3,116
                             2007        $21.376      $28.870         1,877
                             2008        $28.870      $ 9.979        11,408
                             2009        $ 9.979      $20.880        11,084
                             2010        $20.880      $25.995        11,481
                             2011        $25.995      $18.948        11,119
                             2012        $18.948      $24.140        10,610
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.398         1,242
                             2005        $12.398      $18.457         3,166
                             2006        $18.457      $22.554         1,962
                             2007        $22.554      $32.174         3,637
                             2008        $32.174      $17.012        22,455
                             2009        $17.012      $26.304        22,286
                             2010        $26.304      $33.366        15,744
                             2011        $33.366      $27.362        16,181
                             2012        $27.362      $27.764        15,287

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.872           473
                             2005        $ 9.872      $ 9.709         1,111
                             2006        $ 9.709      $10.355         1,200
                             2007        $10.355      $10.574         1,948
                             2008        $10.574      $ 9.019        16,394
                             2009        $ 9.019      $10.080        14,539
                             2010        $10.080      $10.386        11,150
                             2011        $10.386      $ 9.963        13,458
                             2012        $ 9.963      $ 9.908         5,464
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.821        21,082
                             2005        $10.821      $10.998        27,131
                             2006        $10.998      $11.912        27,881
                             2007        $11.912      $11.652        10,887
                             2008        $11.652      $ 7.904        71,077
                             2009        $ 7.904      $12.013        56,054
                             2010        $12.013      $13.523        52,022
                             2011        $13.523      $13.443        47,201
                             2012        $13.443      $15.578        39,499



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH EBP (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.8



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.167          489
                             2005        $10.167      $11.387          457
                             2006        $11.387      $13.289          251
                             2007        $13.289      $17.362          210
                             2008        $17.362      $ 9.322        3,809
                             2009        $ 9.322      $13.781        2,843
                             2010        $13.781      $15.362        2,643
                             2011        $15.362      $14.976        1,121
                             2012        $14.976      $17.319        1,037
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.051            0
                             2005        $10.051      $11.016          546
                             2006        $11.016      $11.337          582
                             2007        $11.337      $13.304          511
                             2008        $13.304      $ 7.009          736
                             2009        $ 7.009      $10.125          641
                             2010        $10.125      $11.214          641
                             2011        $11.214      $10.918          641
                             2012        $10.918      $11.714           64
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.574          480
                             2005        $10.574      $11.363        2,158
                             2006        $11.363      $12.250        1,917
                             2007        $12.250      $15.774        1,484
                             2008        $15.774      $ 6.426        3,684
                             2009        $ 6.426      $ 9.538        2,991
                             2010        $ 9.538      $11.124        2,459
                             2011        $11.124      $ 9.976        2,036
                             2012        $ 9.976      $11.321          690

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.165             0
                             2005        $10.165      $10.349             0
                             2006        $10.349      $10.878             0
                             2007        $10.878      $12.289             0
                             2008        $12.289      $ 8.571         2,210
                             2009        $ 8.571      $10.826         2,210
                             2010        $10.826      $12.103         2,210
                             2011        $12.103      $11.539         2,210
                             2012        $11.539      $12.705             0
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.332             0
                             2005        $11.332      $12.968         4,671
                             2006        $12.968      $14.176         8,263
                             2007        $14.176      $16.312         7,188
                             2008        $16.312      $ 9.170        19,287
                             2009        $ 9.170      $12.186         8,927
                             2010        $12.186      $13.979         8,674
                             2011        $13.979      $13.332         8,680
                             2012        $13.332      $15.189         5,668
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.785             0
                             2005        $10.785      $11.170           160
                             2006        $11.170      $13.143           154
                             2007        $13.143      $13.056           157
                             2008        $13.056      $ 7.324        11,541
                             2009        $ 7.324      $ 9.332         3,214
                             2010        $ 9.332      $10.520         3,141
                             2011        $10.520      $10.389         3,114
                             2012        $10.389      $11.929           405
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.759             0
                             2005        $ 9.759      $10.101           130
                             2006        $10.101      $10.561           129
                             2007        $10.561      $13.121           129
                             2008        $13.121      $ 6.782         4,991
                             2009        $ 6.782      $ 8.514         2,528
                             2010        $ 8.514      $10.345         2,133
                             2011        $10.345      $10.145           733
                             2012        $10.145      $11.386           415
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.614             0
                             2005        $10.614      $10.887         4,618
                             2006        $10.887      $12.330         7,027
                             2007        $12.330      $12.721         6,963
                             2008        $12.721      $ 7.842        23,853
                             2009        $ 7.842      $ 9.716        15,967
                             2010        $ 9.716      $10.936        15,476
                             2011        $10.936      $10.920        11,082
                             2012        $10.920      $12.386         6,365

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.163             0
                             2005        $10.163      $10.160         2,708
                             2006        $10.160      $10.380         3,061
                             2007        $10.380      $10.597         2,975
                             2008        $10.597      $10.036         7,293
                             2009        $10.036      $11.368         5,296
                             2010        $11.368      $11.994         5,455
                             2011        $11.994      $12.595         3,337
                             2012        $12.595      $13.047         1,916
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.915             0
                             2005        $ 9.915      $ 9.997         7,896
                             2006        $ 9.997      $10.261         8,120
                             2007        $10.261      $10.564         7,070
                             2008        $10.564      $10.650        22,428
                             2009        $10.650      $10.497        13,102
                             2010        $10.497      $10.305        14,327
                             2011        $10.305      $10.111         9,778
                             2012        $10.111      $ 9.919         5,756
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.876             0
                             2005        $10.876      $12.674            37
                             2006        $12.674      $14.643            37
                             2007        $14.643      $16.813            37
                             2008        $16.813      $ 9.243         5,779
                             2009        $ 9.243      $11.445         4,512
                             2010        $11.445      $12.668         4,335
                             2011        $12.668      $10.272         2,129
                             2012        $10.272      $12.130         1,787
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.545             0
                             2005        $10.545      $11.764             0
                             2006        $11.764      $12.855             0
                             2007        $12.855      $15.478             0
                             2008        $15.478      $ 8.998         1,797
                             2009        $ 8.998      $11.236           474
                             2010        $11.236      $12.259           463
                             2011        $12.259      $11.237           457
                             2012        $11.237      $11.511           511

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.251            0
                             2005        $10.251      $10.919            0
                             2006        $10.919      $11.361            0
                             2007        $11.361      $12.452            0
                             2008        $12.452      $ 7.008            0
                             2009        $ 7.008      $ 8.299            0
                             2010        $ 8.299      $ 9.380            0
                             2011        $ 9.380      $ 8.455            0
                             2012        $ 8.455      $ 9.691            0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.759            0
                             2007        $10.759      $11.385            0
                             2008        $11.385      $ 7.782          117
                             2009        $ 7.782      $ 9.771          117
                             2010        $ 9.771      $10.472          117
                             2011        $10.472      $10.243          117
                             2012        $10.243      $11.416          117
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.687        3,399
                             2012        $11.687      $11.718        1,704
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.933            0
                             2005        $10.933      $11.505        5,375
                             2006        $11.505      $12.527        7,260
                             2007        $12.527      $13.428        7,032
                             2008        $13.428      $ 9.395        7,139
                             2009        $ 9.395      $11.968        6,750
                             2010        $11.968      $13.358        6,678
                             2011        $13.358      $12.253        6,823
                             2012        $12.253      $13.296        3,464
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.309            0
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.136            0
                             2005        $10.136      $10.269        2,303
                             2006        $10.269      $10.388        4,008
                             2007        $10.388      $10.904        3,888
                             2008        $10.904      $10.859        3,318
                             2009        $10.859      $10.744        3,523
                             2010        $10.744      $11.055        3,633
                             2011        $11.055      $11.102            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.027           455
                             2005        $11.027      $11.869           679
                             2006        $11.869      $13.504           483
                             2007        $13.504      $13.581           498
                             2008        $13.581      $ 9.031         7,108
                             2009        $ 9.031      $10.996         7,229
                             2010        $10.996      $12.102         7,067
                             2011        $12.102      $11.604         3,285
                             2012        $11.604      $13.016         2,665
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.055           452
                             2005        $11.055      $12.051           429
                             2006        $12.051      $12.405           265
                             2007        $12.405      $14.309           251
                             2008        $14.309      $ 7.463           304
                             2009        $ 7.463      $11.448           258
                             2010        $11.448      $14.294            54
                             2011        $14.294      $12.710             0
                             2012        $12.710      $13.918             0
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.691         2,941
                             2005        $10.691      $11.057         3,494
                             2006        $11.057      $12.252         3,214
                             2007        $12.252      $12.182         3,109
                             2008        $12.182      $ 5.747         4,282
                             2009        $ 5.747      $ 8.330         3,523
                             2010        $ 8.330      $ 8.739         2,482
                             2011        $ 8.739      $ 8.282         1,299
                             2012        $ 8.282      $ 9.559         1,003
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.882         1,065
                             2009        $ 6.882      $12.090           877
                             2010        $12.090      $14.827           724
                             2011        $14.827      $ 9.842           133
                             2012        $ 9.842      $10.927           133
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.245             0
                             2005        $11.245      $12.136         5,083
                             2006        $12.136      $13.700         6,900
                             2007        $13.700      $14.402         6,759
                             2008        $14.402      $10.187        15,614
                             2009        $10.187      $13.283         9,872
                             2010        $13.283      $15.033         9,600
                             2011        $15.033      $14.308         7,664
                             2012        $14.308      $15.550         4,724

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.933            0
                             2006        $10.933      $13.071          146
                             2007        $13.071      $12.038          145
                             2008        $12.038      $ 7.567          427
                             2009        $ 7.567      $ 7.159            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.571            0
                             2005        $10.571      $11.165        1,752
                             2006        $11.165      $12.094        3,160
                             2007        $12.094      $13.084        3,133
                             2008        $13.084      $10.774        4,946
                             2009        $10.774      $13.273        5,609
                             2010        $13.273      $14.078        5,673
                             2011        $14.078      $13.998        5,605
                             2012        $13.998      $15.569        3,185
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.259            0
                             2005        $11.259      $11.735            0
                             2006        $11.735      $13.592          137
                             2007        $13.592      $15.766          136
                             2008        $15.766      $14.811            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.432            0
                             2005        $11.432      $12.624            0
                             2006        $12.624      $13.514            0
                             2007        $13.514      $18.112            0
                             2008        $18.112      $ 9.895        2,499
                             2009        $ 9.895      $14.173        1,280
                             2010        $14.173      $14.805          763
                             2011        $14.805      $13.516            0
                             2012        $13.516      $16.422            0
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.281          440
                             2005        $11.281      $12.275          426
                             2006        $12.275      $13.340          252
                             2007        $13.340      $13.887          261
                             2008        $13.887      $ 8.686        3,021
                             2009        $ 8.686      $10.443        1,174
                             2010        $10.443      $11.190            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.473            0
                             2008        $ 9.473      $ 5.893            0
                             2009        $ 5.893      $ 7.479            0
                             2010        $ 7.479      $ 8.555            0
                             2011        $ 8.555      $ 7.873            0
                             2012        $ 7.873      $ 8.880            0
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.712            0
                             2008        $ 9.712      $ 6.133            0
                             2009        $ 6.133      $ 7.491            0
                             2010        $ 7.491      $ 8.044            0
                             2011        $ 8.044      $ 8.282            0
                             2012        $ 8.282      $ 9.465            0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.272            0
                             2005        $10.272      $10.452            0
                             2006        $10.452      $12.087            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.368            0
                             2005        $10.368      $10.776            0
                             2006        $10.776      $12.448            0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.598            0
                             2005        $10.598      $10.610          127
                             2006        $10.610      $11.449          287
                             2007        $11.449      $11.403          289
                             2008        $11.403      $ 7.980        1,699
                             2009        $ 7.980      $11.369          401
                             2010        $11.369      $12.759          392
                             2011        $12.759      $13.000          393
                             2012        $13.000      $14.592          384
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.418            0
                             2005        $10.418      $10.653            0
                             2006        $10.653      $11.214            0
                             2007        $11.214      $12.213            0
                             2008        $12.213      $ 7.550        7,287
                             2009        $ 7.550      $10.302        6,634
                             2010        $10.302      $11.335        6,657
                             2011        $11.335      $11.161        2,630
                             2012        $11.161      $12.775        2,463

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.755        2,449
                             2005        $10.755      $11.292        2,901
                             2006        $11.292      $12.484        2,626
                             2007        $12.484      $13.474        2,504
                             2008        $13.474      $ 8.823        2,154
                             2009        $ 8.823      $10.954        2,472
                             2010        $10.954      $11.915        1,644
                             2011        $11.915      $11.406          980
                             2012        $11.406      $13.296          693
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.894            0
                             2005        $ 9.894      $10.195            0
                             2006        $10.195      $11.295            0
                             2007        $11.295      $11.329            0
                             2008        $11.329      $ 6.721            0
                             2009        $ 6.721      $10.742          760
                             2010        $10.742      $14.326          392
                             2011        $14.326      $12.579            0
                             2012        $12.579      $14.918            0
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.729        1,196
                             2005        $10.729      $10.799        1,685
                             2006        $10.799      $11.826        1,550
                             2007        $11.826      $12.056        1,492
                             2008        $12.056      $ 9.187        5,971
                             2009        $ 9.187      $10.610        2,013
                             2010        $10.610      $11.411        1,720
                             2011        $11.411      $11.372        1,577
                             2012        $11.372      $12.375        1,091
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.118            0
                             2005        $11.118      $11.613          180
                             2006        $11.613      $13.729          180
                             2007        $13.729      $14.489           33
                             2008        $14.489      $ 9.560        3,261
                             2009        $ 9.560      $11.484          460
                             2010        $11.484      $12.529          484
                             2011        $12.529      $12.234          476
                             2012        $12.234      $13.907          480
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.333        1,200
                             2005        $11.333      $12.681        1,513
                             2006        $12.681      $14.601        1,378
                             2007        $14.601      $15.193        1,243
                             2008        $15.193      $ 8.893        7,844
                             2009        $ 8.893      $12.157        2,670
                             2010        $12.157      $13.799        2,115
                             2011        $13.799      $12.383        1,273
                             2012        $12.383      $14.692          475

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.266          445
                             2005        $11.266      $12.127          928
                             2006        $12.127      $13.641          727
                             2007        $13.641      $13.194          325
                             2008        $13.194      $ 8.024        6,461
                             2009        $ 8.024      $10.775        5,119
                             2010        $10.775      $13.007        4,684
                             2011        $13.007      $12.456        2,023
                             2012        $12.456      $14.378        1,366
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.679            0
                             2006        $11.679      $11.767            0
                             2007        $11.767      $12.239            0
                             2008        $12.239      $ 6.098        1,169
                             2009        $ 6.098      $ 7.911          933
                             2010        $ 7.911      $ 9.869          743
                             2011        $ 9.869      $ 9.763            0
                             2012        $ 9.763      $11.125            0
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.329            0
                             2005        $10.329      $10.655        1,046
                             2006        $10.655      $10.682        1,117
                             2007        $10.682      $10.859            0
                             2008        $10.859      $10.399        5,554
                             2009        $10.399      $11.796        3,818
                             2010        $11.796      $12.555        3,920
                             2011        $12.555      $13.151        2,012
                             2012        $13.151      $14.299        1,792
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.908            0
                             2005        $ 9.908      $ 9.989          290
                             2006        $ 9.989      $10.253          474
                             2007        $10.253      $10.548          415
                             2008        $10.548      $10.580          684
                             2009        $10.580      $10.391        1,236
                             2010        $10.391      $10.199        1,761
                             2011        $10.199      $10.011          812
                             2012        $10.011      $ 9.827          823

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.542             0
                             2005        $10.542      $10.558           510
                             2006        $10.558      $10.432           552
                             2007        $10.432      $11.325           459
                             2008        $11.325      $10.328         9,728
                             2009        $10.328      $11.995         4,357
                             2010        $11.995      $12.722         4,362
                             2011        $12.722      $13.938         2,412
                             2012        $13.938      $14.869         1,746
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.231         2,885
                             2005        $10.231      $10.282         6,564
                             2006        $10.282      $10.476         6,271
                             2007        $10.476      $11.177         4,775
                             2008        $11.177      $11.493        11,281
                             2009        $11.493      $12.861         7,052
                             2010        $12.861      $13.641         6,399
                             2011        $13.641      $13.865         4,249
                             2012        $13.865      $14.906         2,131
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.765           458
                             2005        $10.765      $10.850         2,698
                             2006        $10.850      $11.794         3,829
                             2007        $11.794      $11.055         4,052
                             2008        $11.055      $ 7.463         8,555
                             2009        $ 7.463      $ 7.188             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.172           449
                             2005        $11.172      $10.464           506
                             2006        $10.464      $11.433           297
                             2007        $11.433      $11.924           296
                             2008        $11.924      $10.771             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.437             0
                             2005        $10.437      $10.816           576
                             2006        $10.816      $11.601           577
                             2007        $11.601      $12.801           238
                             2008        $12.801      $ 7.201         9,033
                             2009        $ 7.201      $10.017         7,721
                             2010        $10.017      $11.399         7,497
                             2011        $11.399      $11.335         3,416
                             2012        $11.335      $13.111         3,151
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.050             0
                             2005        $11.050      $11.241           555
                             2006        $11.241      $13.085           545
                             2007        $13.085      $13.223           321
                             2008        $13.223      $ 8.267        13,567
                             2009        $ 8.267      $10.158        10,548
                             2010        $10.158      $11.435        10,360
                             2011        $11.435      $11.103         6,337
                             2012        $11.103      $12.735         3,346

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.330             0
                             2005        $10.330      $11.703            80
                             2006        $11.703      $11.919            86
                             2007        $11.919      $14.224            74
                             2008        $14.224      $ 7.068           104
                             2009        $ 7.068      $11.451            79
                             2010        $11.451      $13.773            72
                             2011        $13.773      $13.101            75
                             2012        $13.101      $14.658            73
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.788             0
                             2005        $12.788      $14.647         3,002
                             2006        $14.647      $19.782         3,080
                             2007        $19.782      $16.053         3,529
                             2008        $16.053      $ 9.754        11,287
                             2009        $ 9.754      $12.295         5,378
                             2010        $12.295      $15.623         3,768
                             2011        $15.623      $16.195         3,576
                             2012        $16.195      $18.368         1,847
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.044             0
                             2005        $12.044      $15.597             0
                             2006        $15.597      $21.344             0
                             2007        $21.344      $28.812             0
                             2008        $28.812      $ 9.954         1,194
                             2009        $ 9.954      $20.818         2,799
                             2010        $20.818      $25.904           852
                             2011        $25.904      $18.872           233
                             2012        $18.872      $24.031             0
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.392             0
                             2005        $12.392      $18.439             0
                             2006        $18.439      $22.520             0
                             2007        $22.520      $32.110             0
                             2008        $32.110      $16.970         2,758
                             2009        $16.970      $26.225         2,889
                             2010        $26.225      $33.249           488
                             2011        $33.249      $27.252            85
                             2012        $27.252      $27.638             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.867             0
                             2005        $ 9.867      $ 9.700             0
                             2006        $ 9.700      $10.340             0
                             2007        $10.340      $10.553             0
                             2008        $10.553      $ 8.997             0
                             2009        $ 8.997      $10.050             0
                             2010        $10.050      $10.349             0
                             2011        $10.349      $ 9.923             0
                             2012        $ 9.923      $ 9.863             0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.816         2,332
                             2005        $10.816      $10.987         5,565
                             2006        $10.987      $11.894         5,516
                             2007        $11.894      $11.628         5,382
                             2008        $11.628      $ 7.884        10,288
                             2009        $ 7.884      $11.977         7,854
                             2010        $11.977      $13.476         7,086
                             2011        $13.476      $13.389         4,825
                             2012        $13.389      $15.508         2,931



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.85



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.163           0
                             2005        $10.163      $11.375           0
                             2006        $11.375      $13.269           0
                             2007        $13.269      $17.328           0
                             2008        $17.328      $ 9.299           0
                             2009        $ 9.299      $13.739           0
                             2010        $13.739      $15.308           0
                             2011        $15.308      $14.916           0
                             2012        $14.916      $17.241           0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.047           0
                             2005        $10.047      $11.006           0
                             2006        $11.006      $11.321           0
                             2007        $11.321      $13.278           0
                             2008        $13.278      $ 6.991           0
                             2009        $ 6.991      $10.094           0
                             2010        $10.094      $11.175           0
                             2011        $11.175      $10.874           0
                             2012        $10.874      $11.661           0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.569           0
                             2005        $10.569      $11.352           0
                             2006        $11.352      $12.232           0
                             2007        $12.232      $15.742           0
                             2008        $15.742      $ 6.410         818
                             2009        $ 6.410      $ 9.510         818
                             2010        $ 9.510      $11.085         818
                             2011        $11.085      $ 9.935           0
                             2012        $ 9.935      $11.270           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.160             0
                             2005        $10.160      $10.339             0
                             2006        $10.339      $10.862             0
                             2007        $10.862      $12.265             0
                             2008        $12.265      $ 8.549         1,449
                             2009        $ 8.549      $10.793         1,277
                             2010        $10.793      $12.061         1,056
                             2011        $12.061      $11.493         1,905
                             2012        $11.493      $12.647         1,086
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.326             0
                             2005        $11.326      $12.955             0
                             2006        $12.955      $14.155             0
                             2007        $14.155      $16.279             0
                             2008        $16.279      $ 9.147         3,454
                             2009        $ 9.147      $12.150         1,769
                             2010        $12.150      $13.929           154
                             2011        $13.929      $13.278           154
                             2012        $13.278      $15.120           154
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.780             0
                             2005        $10.780      $11.160             0
                             2006        $11.160      $13.123             0
                             2007        $13.123      $13.030             0
                             2008        $13.030      $ 7.306        13,790
                             2009        $ 7.306      $ 9.304         9,851
                             2010        $ 9.304      $10.483             0
                             2011        $10.483      $10.347             0
                             2012        $10.347      $11.875             0
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.754             0
                             2005        $ 9.754      $10.091             0
                             2006        $10.091      $10.545             0
                             2007        $10.545      $13.095             0
                             2008        $13.095      $ 6.765         1,405
                             2009        $ 6.765      $ 8.488             0
                             2010        $ 8.488      $10.308             0
                             2011        $10.308      $10.105             0
                             2012        $10.105      $11.334             0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.609             0
                             2005        $10.609      $10.877             0
                             2006        $10.877      $12.312             0
                             2007        $12.312      $12.696             0
                             2008        $12.696      $ 7.822         3,478
                             2009        $ 7.822      $ 9.687         3,295
                             2010        $ 9.687      $10.897         2,925
                             2011        $10.897      $10.876         1,336
                             2012        $10.876      $12.330         1,275

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.159             0
                             2005        $10.159      $10.150             0
                             2006        $10.150      $10.364             0
                             2007        $10.364      $10.576             0
                             2008        $10.576      $10.011        12,178
                             2009        $10.011      $11.334        12,284
                             2010        $11.334      $11.952         4,970
                             2011        $11.952      $12.544         2,861
                             2012        $12.544      $12.988         2,861
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.910             0
                             2005        $ 9.910      $ 9.987             0
                             2006        $ 9.987      $10.245             0
                             2007        $10.245      $10.543             0
                             2008        $10.543      $10.623        65,486
                             2009        $10.623      $10.465        67,465
                             2010        $10.465      $10.269        52,848
                             2011        $10.269      $10.070        52,967
                             2012        $10.070      $ 9.874        53,458
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.871             0
                             2005        $10.871      $12.661             0
                             2006        $12.661      $14.622             0
                             2007        $14.622      $16.780             0
                             2008        $16.780      $ 9.220         4,501
                             2009        $ 9.220      $11.410         2,609
                             2010        $11.410      $12.623           326
                             2011        $12.623      $10.231           326
                             2012        $10.231      $12.075           326
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.540             0
                             2005        $10.540      $11.752         4,156
                             2006        $11.752      $12.836         3,993
                             2007        $12.836      $15.447         3,725
                             2008        $15.447      $ 8.975         4,744
                             2009        $ 8.975      $11.203         1,054
                             2010        $11.203      $12.215             0
                             2011        $12.215      $11.192             0
                             2012        $11.192      $11.459             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.246            0
                             2005        $10.246      $10.909            0
                             2006        $10.909      $11.344            0
                             2007        $11.344      $12.427            0
                             2008        $12.427      $ 6.990            0
                             2009        $ 6.990      $ 8.274            0
                             2010        $ 8.274      $ 9.347            0
                             2011        $ 9.347      $ 8.421            0
                             2012        $ 8.421      $ 9.651            0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.756            0
                             2007        $10.756      $11.376            0
                             2008        $11.376      $ 7.772            0
                             2009        $ 7.772      $ 9.752            0
                             2010        $ 9.752      $10.447            0
                             2011        $10.447      $10.213            0
                             2012        $10.213      $11.377            0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.640        2,195
                             2012        $11.640      $11.665        2,356
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.928            0
                             2005        $10.928      $11.494            0
                             2006        $11.494      $12.508            0
                             2007        $12.508      $13.402            0
                             2008        $13.402      $ 9.371        4,243
                             2009        $ 9.371      $11.932        3,223
                             2010        $11.932      $13.311        4,687
                             2011        $13.311      $12.203        5,385
                             2012        $12.203      $13.235        4,687
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.267            0
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.131            0
                             2005        $10.131      $10.259            0
                             2006        $10.259      $10.372            0
                             2007        $10.372      $10.883            0
                             2008        $10.883      $10.832        2,258
                             2009        $10.832      $10.712        2,578
                             2010        $10.712      $11.016        2,317
                             2011        $11.016      $11.061            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.022             0
                             2005        $11.022      $11.858             0
                             2006        $11.858      $13.484             0
                             2007        $13.484      $13.554             0
                             2008        $13.554      $ 9.009         8,879
                             2009        $ 9.009      $10.963         8,878
                             2010        $10.963      $12.059        13,530
                             2011        $12.059      $11.557        13,530
                             2012        $11.557      $12.957        13,530
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.050             0
                             2005        $11.050      $12.039             0
                             2006        $12.039      $12.386             0
                             2007        $12.386      $14.281             0
                             2008        $14.281      $ 7.444             0
                             2009        $ 7.444      $11.414             0
                             2010        $11.414      $14.244             0
                             2011        $14.244      $12.659             0
                             2012        $12.659      $13.855             0
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.686             0
                             2005        $10.686      $11.047             0
                             2006        $11.047      $12.234             0
                             2007        $12.234      $12.157             0
                             2008        $12.157      $ 5.733             0
                             2009        $ 5.733      $ 8.305             0
                             2010        $ 8.305      $ 8.708             0
                             2011        $ 8.708      $ 8.249             0
                             2012        $ 8.249      $ 9.515             0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.865         1,365
                             2009        $ 6.865      $12.053         1,181
                             2010        $12.053      $14.775             0
                             2011        $14.775      $ 9.802             0
                             2012        $ 9.802      $10.877             0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.240             0
                             2005        $11.240      $12.124             0
                             2006        $12.124      $13.679             0
                             2007        $13.679      $14.373             0
                             2008        $14.373      $10.161         6,136
                             2009        $10.161      $13.243         4,254
                             2010        $13.243      $14.980           848
                             2011        $14.980      $14.250         1,523
                             2012        $14.250      $15.479           888

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.929            0
                             2006        $10.929      $13.060            0
                             2007        $13.060      $12.021            0
                             2008        $12.021      $ 7.553            0
                             2009        $ 7.553      $ 7.144            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.566            0
                             2005        $10.566      $11.154            0
                             2006        $11.154      $12.077            0
                             2007        $12.077      $13.058            0
                             2008        $13.058      $10.747        1,150
                             2009        $10.747      $13.233        1,042
                             2010        $13.233      $14.029          908
                             2011        $14.029      $13.942          916
                             2012        $13.942      $15.498          887
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.254            0
                             2005        $11.254      $11.724            0
                             2006        $11.724      $13.572            0
                             2007        $13.572      $15.735            0
                             2008        $15.735      $14.779            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.427            0
                             2005        $11.427      $12.612            0
                             2006        $12.612      $13.494            0
                             2007        $13.494      $18.076            0
                             2008        $18.076      $ 9.870            0
                             2009        $ 9.870      $14.131            0
                             2010        $14.131      $14.753            0
                             2011        $14.753      $13.462            0
                             2012        $13.462      $16.348            0
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.276            0
                             2005        $11.276      $12.263            0
                             2006        $12.263      $13.320            0
                             2007        $13.320      $13.860            0
                             2008        $13.860      $ 8.664        1,774
                             2009        $ 8.664      $10.411          211
                             2010        $10.411      $11.154            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.469            0
                             2008        $ 9.469      $ 5.888        1,614
                             2009        $ 5.888      $ 7.469            0
                             2010        $ 7.469      $ 8.539            0
                             2011        $ 8.539      $ 7.854            0
                             2012        $ 7.854      $ 8.854            0
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.708            0
                             2008        $ 9.708      $ 6.128        2,118
                             2009        $ 6.128      $ 7.480        2,118
                             2010        $ 7.480      $ 8.029        2,118
                             2011        $ 8.029      $ 8.262            0
                             2012        $ 8.262      $ 9.438            0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.267            0
                             2005        $10.267      $10.442            0
                             2006        $10.442      $12.069            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.364            0
                             2005        $10.364      $10.766            0
                             2006        $10.766      $12.430            0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.593            0
                             2005        $10.593      $10.600            0
                             2006        $10.600      $11.432            0
                             2007        $11.432      $11.381            0
                             2008        $11.381      $ 7.960            0
                             2009        $ 7.960      $11.335            0
                             2010        $11.335      $12.714            0
                             2011        $12.714      $12.947          755
                             2012        $12.947      $14.526            0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.413            0
                             2005        $10.413      $10.642            0
                             2006        $10.642      $11.198            0
                             2007        $11.198      $12.189            0
                             2008        $12.189      $ 7.531          253
                             2009        $ 7.531      $10.271          253
                             2010        $10.271      $11.295            0
                             2011        $11.295      $11.116            0
                             2012        $11.116      $12.717            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.750            0
                             2005        $10.750      $11.281            0
                             2006        $11.281      $12.466            0
                             2007        $12.466      $13.448            0
                             2008        $13.448      $ 8.801            0
                             2009        $ 8.801      $10.921            0
                             2010        $10.921      $11.873            0
                             2011        $11.873      $11.360            0
                             2012        $11.360      $13.236            0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.890            0
                             2005        $ 9.890      $10.185            0
                             2006        $10.185      $11.278            0
                             2007        $11.278      $11.306            0
                             2008        $11.306      $ 6.704            0
                             2009        $ 6.704      $10.710            0
                             2010        $10.710      $14.275            0
                             2011        $14.275      $12.529            0
                             2012        $12.529      $14.851            0
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.724            0
                             2005        $10.724      $10.788            0
                             2006        $10.788      $11.808            0
                             2007        $11.808      $12.032            0
                             2008        $12.032      $ 9.164        2,383
                             2009        $ 9.164      $10.578        1,300
                             2010        $10.578      $11.371        1,121
                             2011        $11.371      $11.326        1,128
                             2012        $11.326      $12.319        1,115
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.113            0
                             2005        $11.113      $11.602            0
                             2006        $11.602      $13.709            0
                             2007        $13.709      $14.461            0
                             2008        $14.461      $ 9.536            0
                             2009        $ 9.536      $11.449            0
                             2010        $11.449      $12.485            0
                             2011        $12.485      $12.185            0
                             2012        $12.185      $13.844            0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.327            0
                             2005        $11.327      $12.669            0
                             2006        $12.669      $14.579            0
                             2007        $14.579      $15.163            0
                             2008        $15.163      $ 8.871        4,442
                             2009        $ 8.871      $12.121        4,442
                             2010        $12.121      $13.751        6,978
                             2011        $13.751      $12.333        6,978
                             2012        $12.333      $14.626        6,978

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.261            0
                             2005        $11.261      $12.115            0
                             2006        $12.115      $13.620            0
                             2007        $13.620      $13.167            0
                             2008        $13.167      $ 8.004        4,623
                             2009        $ 8.004      $10.742        4,623
                             2010        $10.742      $12.961        5,980
                             2011        $12.961      $12.406        5,980
                             2012        $12.406      $14.313        5,980
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.675            0
                             2006        $11.675      $11.757            0
                             2007        $11.757      $12.222            0
                             2008        $12.222      $ 6.086            0
                             2009        $ 6.086      $ 7.893            0
                             2010        $ 7.893      $ 9.841            0
                             2011        $ 9.841      $ 9.730            0
                             2012        $ 9.730      $11.082            0
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.324            0
                             2005        $10.324      $10.645            0
                             2006        $10.645      $10.666            0
                             2007        $10.666      $10.837            0
                             2008        $10.837      $10.373          243
                             2009        $10.373      $11.760          243
                             2010        $11.760      $12.511        2,138
                             2011        $12.511      $13.098            0
                             2012        $13.098      $14.235            0
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.904            0
                             2005        $ 9.904      $ 9.980            0
                             2006        $ 9.980      $10.237            0
                             2007        $10.237      $10.527            0
                             2008        $10.527      $10.554            0
                             2009        $10.554      $10.360          168
                             2010        $10.360      $10.163          226
                             2011        $10.163      $ 9.971          223
                             2012        $ 9.971      $ 9.782          220
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.538            0
                             2005        $10.538      $10.548            0
                             2006        $10.548      $10.416            0
                             2007        $10.416      $11.303            0
                             2008        $11.303      $10.302        6,163
                             2009        $10.302      $11.959        5,258
                             2010        $11.959      $12.677        7,554
                             2011        $12.677      $13.882        4,528
                             2012        $13.882      $14.802        4,528

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.226             0
                             2005        $10.226      $10.272             0
                             2006        $10.272      $10.460             0
                             2007        $10.460      $11.154             0
                             2008        $11.154      $11.464        16,322
                             2009        $11.464      $12.822        22,266
                             2010        $12.822      $13.593        16,747
                             2011        $13.593      $13.810        13,175
                             2012        $13.810      $14.838        15,904
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.761             0
                             2005        $10.761      $10.840             0
                             2006        $10.840      $11.778             0
                             2007        $11.778      $11.034             0
                             2008        $11.034      $ 7.446           246
                             2009        $ 7.446      $ 7.170             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.167             0
                             2005        $11.167      $10.454             0
                             2006        $10.454      $11.416             0
                             2007        $11.416      $11.900             0
                             2008        $11.900      $10.750             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.432             0
                             2005        $10.432      $10.806             0
                             2006        $10.806      $11.584             0
                             2007        $11.584      $12.775             0
                             2008        $12.775      $ 7.183         3,495
                             2009        $ 7.183      $ 9.987         3,494
                             2010        $ 9.987      $11.359         2,841
                             2011        $11.359      $11.290         2,841
                             2012        $11.290      $13.051         2,841
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.045             0
                             2005        $11.045      $11.230             0
                             2006        $11.230      $13.065             0
                             2007        $13.065      $13.197             0
                             2008        $13.197      $ 8.247         6,961
                             2009        $ 8.247      $10.128         5,804
                             2010        $10.128      $11.394         1,117
                             2011        $11.394      $11.059         1,155
                             2012        $11.059      $12.677         1,084

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.325             0
                             2005        $10.325      $11.692             0
                             2006        $11.692      $11.902             0
                             2007        $11.902      $14.196             0
                             2008        $14.196      $ 7.050             0
                             2009        $ 7.050      $11.416             0
                             2010        $11.416      $13.725             0
                             2011        $13.725      $13.048             0
                             2012        $13.048      $14.591             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.782             0
                             2005        $12.782      $14.633             0
                             2006        $14.633      $19.753             0
                             2007        $19.753      $16.021             0
                             2008        $16.021      $ 9.730        19,497
                             2009        $ 9.730      $12.258        17,179
                             2010        $12.258      $15.568         9,958
                             2011        $15.568      $16.130         9,865
                             2012        $16.130      $18.285         9,702
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.039             0
                             2005        $12.039      $15.582             0
                             2006        $15.582      $21.313             0
                             2007        $21.313      $28.755             0
                             2008        $28.755      $ 9.929             0
                             2009        $ 9.929      $20.755             0
                             2010        $20.755      $25.813             0
                             2011        $25.813      $18.796             0
                             2012        $18.796      $23.922             0
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.386             0
                             2005        $12.386      $18.421             0
                             2006        $18.421      $22.487             0
                             2007        $22.487      $32.046             0
                             2008        $32.046      $16.927             0
                             2009        $16.927      $26.146             0
                             2010        $26.146      $33.132           512
                             2011        $33.132      $27.142           512
                             2012        $27.142      $27.513           512

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.863             0
                             2005        $ 9.863      $ 9.690             0
                             2006        $ 9.690      $10.324             0
                             2007        $10.324      $10.532             0
                             2008        $10.532      $ 8.974             0
                             2009        $ 8.974      $10.020             0
                             2010        $10.020      $10.313             0
                             2011        $10.313      $ 9.883             0
                             2012        $ 9.883      $ 9.818             0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.811             0
                             2005        $10.811      $10.976             0
                             2006        $10.976      $11.876             0
                             2007        $11.876      $11.605             0
                             2008        $11.605      $ 7.864        14,736
                             2009        $ 7.864      $11.941        13,067
                             2010        $11.941      $13.429         8,781
                             2011        $13.429      $13.335         8,467
                             2012        $13.335      $15.437         7,620



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 WITH EBP (ANNUAL INCREASE) & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT
                                     ABR)

                          MORTALITY & EXPENSE = 1.95



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.153            0
                             2005        $10.153      $11.353            0
                             2006        $11.353      $13.230            0
                             2007        $13.230      $17.259            0
                             2008        $17.259      $ 9.253        4,939
                             2009        $ 9.253      $13.657        2,028
                             2010        $13.657      $15.200        1,468
                             2011        $15.200      $14.796        1,417
                             2012        $14.796      $17.084        2,056
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.037            0
                             2005        $10.037      $10.984            0
                             2006        $10.984      $11.287            0
                             2007        $11.287      $13.225            0
                             2008        $13.225      $ 6.957        3,946
                             2009        $ 6.957      $10.034          874
                             2010        $10.034      $11.096          665
                             2011        $11.096      $10.786          638
                             2012        $10.786      $11.556          637
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.559            0
                             2005        $10.559      $11.330          560
                             2006        $11.330      $12.196          560
                             2007        $12.196      $15.680          560
                             2008        $15.680      $ 6.378        7,069
                             2009        $ 6.378      $ 9.452        7,168
                             2010        $ 9.452      $11.007        5,739
                             2011        $11.007      $ 9.856        4,139
                             2012        $ 9.856      $11.168        2,232

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.151             0
                             2005        $10.151      $10.319             0
                             2006        $10.319      $10.829             0
                             2007        $10.829      $12.216             0
                             2008        $12.216      $ 8.506        10,597
                             2009        $ 8.506      $10.728         7,371
                             2010        $10.728      $11.976         7,273
                             2011        $11.976      $11.401         7,364
                             2012        $11.401      $12.533         6,400
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.316             0
                             2005        $11.316      $12.930         1,012
                             2006        $12.930      $14.113         2,092
                             2007        $14.113      $16.214         1,893
                             2008        $16.214      $ 9.101        28,684
                             2009        $ 9.101      $12.077        21,642
                             2010        $12.077      $13.832        17,751
                             2011        $13.832      $13.171        14,157
                             2012        $13.171      $14.983         6,476
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.770             0
                             2005        $10.770      $11.138             0
                             2006        $11.138      $13.084             0
                             2007        $13.084      $12.978             0
                             2008        $12.978      $ 7.269        14,731
                             2009        $ 7.269      $ 9.248        12,029
                             2010        $ 9.248      $10.410         9,669
                             2011        $10.410      $10.264         9,681
                             2012        $10.264      $11.767         8,786
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.745             0
                             2005        $ 9.745      $10.071             0
                             2006        $10.071      $10.514             0
                             2007        $10.514      $13.043             0
                             2008        $13.043      $ 6.731        16,962
                             2009        $ 6.731      $ 8.437        14,390
                             2010        $ 8.437      $10.236        12,852
                             2011        $10.236      $10.023        11,841
                             2012        $10.023      $11.231         4,964
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.599             0
                             2005        $10.599      $10.855           960
                             2006        $10.855      $12.275           932
                             2007        $12.275      $12.645           898
                             2008        $12.645      $ 7.783        23,795
                             2009        $ 7.783      $ 9.629        21,289
                             2010        $ 9.629      $10.821        19,513
                             2011        $10.821      $10.788        16,944
                             2012        $10.788      $12.218        13,671

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.149             0
                             2005        $10.149      $10.130           514
                             2006        $10.130      $10.334           923
                             2007        $10.334      $10.534           878
                             2008        $10.534      $ 9.961        18,708
                             2009        $ 9.961      $11.266        15,260
                             2010        $11.266      $11.868        13,587
                             2011        $11.868      $12.443        12,365
                             2012        $12.443      $12.871         8,174
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.901             0
                             2005        $ 9.901      $ 9.968         2,346
                             2006        $ 9.968      $10.215         3,989
                             2007        $10.215      $10.501         3,779
                             2008        $10.501      $10.570        20,703
                             2009        $10.570      $10.403        22,027
                             2010        $10.403      $10.197        20,364
                             2011        $10.197      $ 9.989        27,521
                             2012        $ 9.989      $ 9.785        40,094
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.861             0
                             2005        $10.861      $12.637             0
                             2006        $12.637      $14.579             0
                             2007        $14.579      $16.713             0
                             2008        $16.713      $ 9.174        11,572
                             2009        $ 9.174      $11.341        10,646
                             2010        $11.341      $12.534        10,245
                             2011        $12.534      $10.149        10,325
                             2012        $10.149      $11.966         9,298
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.530             0
                             2005        $10.530      $11.730             0
                             2006        $11.730      $12.798             0
                             2007        $12.798      $15.385             0
                             2008        $15.385      $ 8.931         1,114
                             2009        $ 8.931      $11.135         1,695
                             2010        $11.135      $12.130         1,279
                             2011        $12.130      $11.102         1,380
                             2012        $11.102      $11.355         1,699

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.236             0
                             2005        $10.236      $10.887             0
                             2006        $10.887      $11.311             0
                             2007        $11.311      $12.377             0
                             2008        $12.377      $ 6.956           778
                             2009        $ 6.956      $ 8.224           764
                             2010        $ 8.224      $ 9.281           526
                             2011        $ 9.281      $ 8.353           534
                             2012        $ 8.353      $ 9.570             0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.748             0
                             2007        $10.748      $11.356             0
                             2008        $11.356      $ 7.750           699
                             2009        $ 7.750      $ 9.716           575
                             2010        $ 9.716      $10.397           574
                             2011        $10.397      $10.154           574
                             2012        $10.154      $11.300           419
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.546         5,139
                             2012        $11.546      $11.560         2,171
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.918             0
                             2005        $10.918      $11.472           908
                             2006        $11.472      $12.471         1,223
                             2007        $12.471      $13.348         1,118
                             2008        $13.348      $ 9.325        16,857
                             2009        $ 9.325      $11.860        15,391
                             2010        $11.860      $13.218        14,593
                             2011        $13.218      $12.105        15,355
                             2012        $12.105      $13.116         9,134
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.183           532
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.122             0
                             2005        $10.122      $10.239         1,017
                             2006        $10.239      $10.342         1,475
                             2007        $10.342      $10.839         1,377
                             2008        $10.839      $10.778         5,873
                             2009        $10.778      $10.648         9,644
                             2010        $10.648      $10.939         7,000
                             2011        $10.939      $10.980             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.011             0
                             2005        $11.011      $11.835             0
                             2006        $11.835      $13.445             0
                             2007        $13.445      $13.500             0
                             2008        $13.500      $ 8.964        17,848
                             2009        $ 8.964      $10.897        15,212
                             2010        $10.897      $11.975        13,218
                             2011        $11.975      $11.464        11,010
                             2012        $11.464      $12.840         7,532
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.040             0
                             2005        $11.040      $12.016             0
                             2006        $12.016      $12.350             0
                             2007        $12.350      $14.224             0
                             2008        $14.224      $ 7.407         1,437
                             2009        $ 7.407      $11.345           874
                             2010        $11.345      $14.144           883
                             2011        $14.144      $12.557            97
                             2012        $12.557      $13.729           107
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.676             0
                             2005        $10.676      $11.025             0
                             2006        $11.025      $12.197             0
                             2007        $12.197      $12.109             0
                             2008        $12.109      $ 5.704        12,250
                             2009        $ 5.704      $ 8.255         6,812
                             2010        $ 8.255      $ 8.647         4,371
                             2011        $ 8.647      $ 8.182         4,481
                             2012        $ 8.182      $ 9.429         5,496
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.830         1,406
                             2009        $ 6.830      $11.981         1,360
                             2010        $11.981      $14.671         1,240
                             2011        $14.671      $ 9.724         1,064
                             2012        $ 9.724      $10.779         1,038
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.230             0
                             2005        $11.230      $12.101           861
                             2006        $12.101      $13.639         1,119
                             2007        $13.639      $14.316         1,043
                             2008        $14.316      $10.110        13,049
                             2009        $10.110      $13.163         9,890
                             2010        $13.163      $14.874         9,661
                             2011        $14.874      $14.136         8,312
                             2012        $14.136      $15.339         3,084

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.921             0
                             2006        $10.921      $13.038             0
                             2007        $13.038      $11.989             0
                             2008        $11.989      $ 7.525         4,642
                             2009        $ 7.525      $ 7.115             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.556             0
                             2005        $10.556      $11.133             0
                             2006        $11.133      $12.041             0
                             2007        $12.041      $13.006             0
                             2008        $13.006      $10.693         3,192
                             2009        $10.693      $13.154         6,741
                             2010        $13.154      $13.930         7,821
                             2011        $13.930      $13.830         4,084
                             2012        $13.830      $15.358         3,986
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.244             0
                             2005        $11.244      $11.701             0
                             2006        $11.701      $13.532             0
                             2007        $13.532      $15.672             0
                             2008        $15.672      $14.715             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.417             0
                             2005        $11.417      $12.587             0
                             2006        $12.587      $13.454             0
                             2007        $13.454      $18.004             0
                             2008        $18.004      $ 9.821        13,194
                             2009        $ 9.821      $14.046         8,055
                             2010        $14.046      $14.649         5,350
                             2011        $14.649      $13.354         2,516
                             2012        $13.354      $16.200         3,133
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.266             0
                             2005        $11.266      $12.240             0
                             2006        $12.240      $13.281             0
                             2007        $13.281      $13.804             0
                             2008        $13.804      $ 8.621        12,292
                             2009        $ 8.621      $10.349        10,291
                             2010        $10.349      $11.084             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.463             0
                             2008        $ 9.463      $ 5.878           448
                             2009        $ 5.878      $ 7.448         3,641
                             2010        $ 7.448      $ 8.507         1,483
                             2011        $ 8.507      $ 7.817         1,312
                             2012        $ 7.817      $ 8.803         1,311
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.702             0
                             2008        $ 9.702      $ 6.117         7,386
                             2009        $ 6.117      $ 7.460         7,097
                             2010        $ 7.460      $ 7.999        14,533
                             2011        $ 7.999      $ 8.223        13,756
                             2012        $ 8.223      $ 9.384           703
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.258             0
                             2005        $10.258      $10.422             0
                             2006        $10.422      $12.033             0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.354             0
                             2005        $10.354      $10.745             0
                             2006        $10.745      $12.393             0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.583             0
                             2005        $10.583      $10.579             0
                             2006        $10.579      $11.398           334
                             2007        $11.398      $11.335           315
                             2008        $11.335      $ 7.921        11,168
                             2009        $ 7.921      $11.267         9,015
                             2010        $11.267      $12.625         7,838
                             2011        $12.625      $12.843         7,024
                             2012        $12.843      $14.395         4,988
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.404             0
                             2005        $10.404      $10.622             0
                             2006        $10.622      $11.165             0
                             2007        $11.165      $12.140             0
                             2008        $12.140      $ 7.493         4,412
                             2009        $ 7.493      $10.209         2,701
                             2010        $10.209      $11.216         2,642
                             2011        $11.216      $11.027         2,727
                             2012        $11.027      $12.602         1,793

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.740             0
                             2005        $10.740      $11.259             0
                             2006        $11.259      $12.429             0
                             2007        $12.429      $13.394             0
                             2008        $13.394      $ 8.757         5,233
                             2009        $ 8.757      $10.855         4,087
                             2010        $10.855      $11.789         3,740
                             2011        $11.789      $11.269         3,834
                             2012        $11.269      $13.116         3,695
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.880             0
                             2005        $ 9.880      $10.165             0
                             2006        $10.165      $11.245             0
                             2007        $11.245      $11.261             0
                             2008        $11.261      $ 6.671         6,557
                             2009        $ 6.671      $10.645         5,377
                             2010        $10.645      $14.175         4,770
                             2011        $14.175      $12.428         4,558
                             2012        $12.428      $14.716         3,674
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.714             0
                             2005        $10.714      $10.767             0
                             2006        $10.767      $11.773             0
                             2007        $11.773      $11.984             0
                             2008        $11.984      $ 9.118        18,184
                             2009        $ 9.118      $10.514        16,873
                             2010        $10.514      $11.291        13,631
                             2011        $11.291      $11.235        13,093
                             2012        $11.235      $12.208        12,684
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.103             0
                             2005        $11.103      $11.579         1,053
                             2006        $11.579      $13.668         1,053
                             2007        $13.668      $14.403         1,053
                             2008        $14.403      $ 9.488         4,064
                             2009        $ 9.488      $11.380         2,246
                             2010        $11.380      $12.397         2,145
                             2011        $12.397      $12.087         2,041
                             2012        $12.087      $13.719         1,937
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.317             0
                             2005        $11.317      $12.644           523
                             2006        $12.644      $14.536           523
                             2007        $14.536      $15.102           523
                             2008        $15.102      $ 8.826        20,906
                             2009        $ 8.826      $12.048        17,303
                             2010        $12.048      $13.654        14,202
                             2011        $13.654      $12.234        11,596
                             2012        $12.234      $14.493         6,873

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.250             0
                             2005        $11.250      $12.091           528
                             2006        $12.091      $13.580           528
                             2007        $13.580      $13.115           528
                             2008        $13.115      $ 7.964        18,816
                             2009        $ 7.964      $10.678        15,659
                             2010        $10.678      $12.870        13,843
                             2011        $12.870      $12.307        11,660
                             2012        $12.307      $14.184         5,710
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.667             0
                             2006        $11.667      $11.737             0
                             2007        $11.737      $12.189             0
                             2008        $12.189      $ 6.063             0
                             2009        $ 6.063      $ 7.855             0
                             2010        $ 7.855      $ 9.784         1,447
                             2011        $ 9.784      $ 9.664         1,352
                             2012        $ 9.664      $10.996           334
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.315             0
                             2005        $10.315      $10.624             0
                             2006        $10.624      $10.635             0
                             2007        $10.635      $10.794             0
                             2008        $10.794      $10.321        11,021
                             2009        $10.321      $11.690         6,222
                             2010        $11.690      $12.423         4,591
                             2011        $12.423      $12.992         3,728
                             2012        $12.992      $14.106         2,370
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.895             0
                             2005        $ 9.895      $ 9.960           358
                             2006        $ 9.960      $10.207           355
                             2007        $10.207      $10.485           352
                             2008        $10.485      $10.501        25,951
                             2009        $10.501      $10.298        21,518
                             2010        $10.298      $10.092        20,683
                             2011        $10.092      $ 9.891        15,450
                             2012        $ 9.891      $ 9.694        11,457
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.528             0
                             2005        $10.528      $10.528           478
                             2006        $10.528      $10.385           478
                             2007        $10.385      $11.258           478
                             2008        $11.258      $10.251       121,212
                             2009        $10.251      $11.887       109,743
                             2010        $11.887      $12.588        97,258
                             2011        $12.588      $13.770        77,395
                             2012        $13.770      $14.668        66,979

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.216             0
                             2005        $10.216      $10.252         2,375
                             2006        $10.252      $10.429         2,781
                             2007        $10.429      $11.110         2,700
                             2008        $11.110      $11.407        69,955
                             2009        $11.407      $12.745        64,059
                             2010        $12.745      $13.497        59,081
                             2011        $13.497      $13.699        51,186
                             2012        $13.699      $14.704        36,817
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.754             0
                             2005        $10.754      $10.822             0
                             2006        $10.822      $11.746             0
                             2007        $11.746      $10.993             0
                             2008        $10.993      $ 7.410         2,774
                             2009        $ 7.410      $ 7.133             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.156             0
                             2005        $11.156      $10.433             0
                             2006        $10.433      $11.382             0
                             2007        $11.382      $11.853             0
                             2008        $11.853      $10.706             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.422             0
                             2005        $10.422      $10.785         2,248
                             2006        $10.785      $11.550         2,248
                             2007        $11.550      $12.725         2,248
                             2008        $12.725      $ 7.148        19,376
                             2009        $ 7.148      $ 9.927        13,870
                             2010        $ 9.927      $11.279        12,522
                             2011        $11.279      $11.199        12,448
                             2012        $11.199      $12.933         8,282
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.034             0
                             2005        $11.034      $11.208         1,617
                             2006        $11.208      $13.026         1,617
                             2007        $13.026      $13.145         1,617
                             2008        $13.145      $ 8.206        36,500
                             2009        $ 8.206      $10.067        27,840
                             2010        $10.067      $11.314        23,674
                             2011        $11.314      $10.970        19,401
                             2012        $10.970      $12.563        12,275

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.316             0
                             2005        $10.316      $11.669             0
                             2006        $11.669      $11.866             0
                             2007        $11.866      $14.140             0
                             2008        $14.140      $ 7.015         2,023
                             2009        $ 7.015      $11.347         2,446
                             2010        $11.347      $13.628         2,214
                             2011        $13.628      $12.944         2,197
                             2012        $12.944      $14.459         1,483
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.770             0
                             2005        $12.770      $14.604         1,070
                             2006        $14.604      $19.695         1,646
                             2007        $19.695      $15.957         1,963
                             2008        $15.957      $ 9.681        24,317
                             2009        $ 9.681      $12.184        20,226
                             2010        $12.184      $15.459        17,238
                             2011        $15.459      $16.000        14,273
                             2012        $16.000      $18.120         9,838
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.027             0
                             2005        $12.027      $15.552             0
                             2006        $15.552      $21.250             0
                             2007        $21.250      $28.641             0
                             2008        $28.641      $ 9.880         4,980
                             2009        $ 9.880      $20.630         2,624
                             2010        $20.630      $25.632         1,575
                             2011        $25.632      $18.645         1,059
                             2012        $18.645      $23.705         1,485
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.375             0
                             2005        $12.375      $18.385             0
                             2006        $18.385      $22.421             0
                             2007        $22.421      $31.918             0
                             2008        $31.918      $16.843        10,186
                             2009        $16.843      $25.989         9,994
                             2010        $25.989      $32.899         9,244
                             2011        $32.899      $26.924         8,702
                             2012        $26.924      $27.264         6,869

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.853             0
                             2005        $ 9.853      $ 9.672             0
                             2006        $ 9.672      $10.294             0
                             2007        $10.294      $10.490             0
                             2008        $10.490      $ 8.929         1,438
                             2009        $ 8.929      $ 9.959           661
                             2010        $ 9.959      $10.240           542
                             2011        $10.240      $ 9.803         1,787
                             2012        $ 9.803      $ 9.730           818
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.801             0
                             2005        $10.801      $10.955         1,975
                             2006        $10.955      $11.841         2,642
                             2007        $11.841      $11.559         2,641
                             2008        $11.559      $ 7.825        16,131
                             2009        $ 7.825      $11.869        12,323
                             2010        $11.869      $13.334         9,916
                             2011        $13.334      $13.228         7,926
                             2012        $13.228      $15.298         2,612



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

     WITH MAV & EBP (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND
                               WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.0



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.148            0
                             2005        $10.148      $11.342           10
                             2006        $11.342      $13.210           31
                             2007        $13.210      $17.224           66
                             2008        $17.224      $ 9.229        2,212
                             2009        $ 9.229      $13.616        1,983
                             2010        $13.616      $15.146        4,601
                             2011        $15.146      $14.736        2,012
                             2012        $14.736      $17.007        1,971
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.033            0
                             2005        $10.033      $10.974            6
                             2006        $10.974      $11.270            8
                             2007        $11.270      $13.199           12
                             2008        $13.199      $ 6.939        1,813
                             2009        $ 6.939      $10.003          271
                             2010        $10.003      $11.057          268
                             2011        $11.057      $10.743          265
                             2012        $10.743      $11.503          272
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.554            0
                             2005        $10.554      $11.319            9
                             2006        $11.319      $12.177           32
                             2007        $12.177      $15.648           71
                             2008        $15.648      $ 6.362        6,222
                             2009        $ 6.362      $ 9.424        3,353
                             2010        $ 9.424      $10.968        3,421
                             2011        $10.968      $ 9.816        3,589
                             2012        $ 9.816      $11.117        2,501

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.146            29
                             2005        $10.146      $10.309            29
                             2006        $10.309      $10.813            30
                             2007        $10.813      $12.191            27
                             2008        $12.191      $ 8.485         5,702
                             2009        $ 8.485      $10.696         5,339
                             2010        $10.696      $11.934         4,968
                             2011        $11.934      $11.355         4,752
                             2012        $11.355      $12.476         4,536
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.311             0
                             2005        $11.311      $12.917           430
                             2006        $12.917      $14.092           636
                             2007        $14.092      $16.182           665
                             2008        $16.182      $ 9.079         8,088
                             2009        $ 9.079      $12.040         5,836
                             2010        $12.040      $13.783         5,460
                             2011        $13.783      $13.118         5,899
                             2012        $13.118      $14.915         4,859
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.765            24
                             2005        $10.765      $11.127            25
                             2006        $11.127      $13.065           675
                             2007        $13.065      $12.952            30
                             2008        $12.952      $ 7.251         8,265
                             2009        $ 7.251      $ 9.220         8,091
                             2010        $ 9.220      $10.373         2,975
                             2011        $10.373      $10.222         3,658
                             2012        $10.222      $11.714         1,891
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.741             0
                             2005        $ 9.741      $10.062           270
                             2006        $10.062      $10.498           518
                             2007        $10.498      $13.016           521
                             2008        $13.016      $ 6.714         2,303
                             2009        $ 6.714      $ 8.411         2,571
                             2010        $ 8.411      $10.200         2,136
                             2011        $10.200      $ 9.983         2,695
                             2012        $ 9.983      $11.180         2,041
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.594            43
                             2005        $10.594      $10.845           536
                             2006        $10.845      $12.257         1,666
                             2007        $12.257      $12.620         1,649
                             2008        $12.620      $ 7.764        12,992
                             2009        $ 7.764      $ 9.600         8,947
                             2010        $ 9.600      $10.782         5,824
                             2011        $10.782      $10.745         5,859
                             2012        $10.745      $12.163         5,695

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.145            35
                             2005        $10.145      $10.120           775
                             2006        $10.120      $10.318         2,841
                             2007        $10.318      $10.513         1,211
                             2008        $10.513      $ 9.936         8,137
                             2009        $ 9.936      $11.232         6,423
                             2010        $11.232      $11.826         5,419
                             2011        $11.826      $12.393         4,604
                             2012        $12.393      $12.812         6,424
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.896           121
                             2005        $ 9.896      $ 9.958           987
                             2006        $ 9.958      $10.200         3,316
                             2007        $10.200      $10.480         2,476
                             2008        $10.480      $10.544        32,210
                             2009        $10.544      $10.371        10,057
                             2010        $10.371      $10.161         9,033
                             2011        $10.161      $ 9.949         8,566
                             2012        $ 9.949      $ 9.740         6,620
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.856             0
                             2005        $10.856      $12.625           415
                             2006        $12.625      $14.557         1,880
                             2007        $14.557      $16.680         1,253
                             2008        $16.680      $ 9.151         4,791
                             2009        $ 9.151      $11.307         4,373
                             2010        $11.307      $12.490         4,191
                             2011        $12.490      $10.108         4,816
                             2012        $10.108      $11.912         4,431
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.526             0
                             2005        $10.526      $11.718             0
                             2006        $11.718      $12.779             0
                             2007        $12.779      $15.355             0
                             2008        $15.355      $ 8.908             1
                             2009        $ 8.908      $11.102           409
                             2010        $11.102      $12.087           183
                             2011        $12.087      $11.057           483
                             2012        $11.057      $11.304           119

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.232            0
                             2005        $10.232      $10.877          116
                             2006        $10.877      $11.294          116
                             2007        $11.294      $12.353          116
                             2008        $12.353      $ 6.938          142
                             2009        $ 6.938      $ 8.200          142
                             2010        $ 8.200      $ 9.248          142
                             2011        $ 9.248      $ 8.320          142
                             2012        $ 8.320      $ 9.530            0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.745          714
                             2007        $10.745      $11.347           14
                             2008        $11.347      $ 7.740        4,163
                             2009        $ 7.740      $ 9.698        3,963
                             2010        $ 9.698      $10.372        2,964
                             2011        $10.372      $10.125        2,895
                             2012        $10.125      $11.261        2,774
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.500          772
                             2012        $11.500      $11.507          395
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.913            0
                             2005        $10.913      $11.461            0
                             2006        $11.461      $12.453          379
                             2007        $12.453      $13.322            5
                             2008        $13.322      $ 9.301        5,011
                             2009        $ 9.301      $11.824        3,173
                             2010        $11.824      $13.171        2,724
                             2011        $13.171      $12.057        2,761
                             2012        $12.057      $13.056        2,318
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.142          367
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.117           59
                             2005        $10.117      $10.229           59
                             2006        $10.229      $10.326           63
                             2007        $10.326      $10.818           60
                             2008        $10.818      $10.751        3,095
                             2009        $10.751      $10.616        1,679
                             2010        $10.616      $10.900          967
                             2011        $10.900      $10.940            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.006            27
                             2005        $11.006      $11.823           425
                             2006        $11.823      $13.425         1,636
                             2007        $13.425      $13.473         1,658
                             2008        $13.473      $ 8.941        10,380
                             2009        $ 8.941      $10.864        10,965
                             2010        $10.864      $11.932         8,005
                             2011        $11.932      $11.418         7,975
                             2012        $11.418      $12.782         6,919
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.035             0
                             2005        $11.035      $12.004             0
                             2006        $12.004      $12.331             0
                             2007        $12.331      $14.196             0
                             2008        $14.196      $ 7.388           908
                             2009        $ 7.388      $11.311         1,675
                             2010        $11.311      $14.094         3,034
                             2011        $14.094      $12.507         2,939
                             2012        $12.507      $13.667         2,829
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.671            28
                             2005        $10.671      $11.014           307
                             2006        $11.014      $12.179           329
                             2007        $12.179      $12.085           336
                             2008        $12.085      $ 5.690         5,172
                             2009        $ 5.690      $ 8.230         4,860
                             2010        $ 8.230      $ 8.616         5,990
                             2011        $ 8.616      $ 8.149         5,975
                             2012        $ 8.149      $ 9.386         5,884
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.813         1,692
                             2009        $ 6.813      $11.945         1,598
                             2010        $11.945      $14.620         1,557
                             2011        $14.620      $ 9.684         1,556
                             2012        $ 9.684      $10.730         1,556
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.225             0
                             2005        $11.225      $12.089           488
                             2006        $12.089      $13.619         1,361
                             2007        $13.619      $14.287         1,386
                             2008        $14.287      $10.085         7,350
                             2009        $10.085      $13.123         5,424
                             2010        $13.123      $14.822         4,331
                             2011        $14.822      $14.079         4,570
                             2012        $14.079      $15.270         3,154

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.918            0
                             2006        $10.918      $13.027          244
                             2007        $13.027      $11.972           79
                             2008        $11.972      $ 7.511        1,246
                             2009        $ 7.511      $ 7.100            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.551            0
                             2005        $10.551      $11.122            1
                             2006        $11.122      $12.023            3
                             2007        $12.023      $12.980            6
                             2008        $12.980      $10.666        7,141
                             2009        $10.666      $13.114        5,509
                             2010        $13.114      $13.881        5,233
                             2011        $13.881      $13.774        4,968
                             2012        $13.774      $15.288        4,189
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.239            0
                             2005        $11.239      $11.690            0
                             2006        $11.690      $13.512            0
                             2007        $13.512      $15.641            0
                             2008        $15.641      $14.684            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.411            0
                             2005        $11.411      $12.575          228
                             2006        $12.575      $13.434          427
                             2007        $13.434      $17.968          426
                             2008        $17.968      $ 9.796          866
                             2009        $ 9.796      $14.003          620
                             2010        $14.003      $14.598          619
                             2011        $14.598      $13.300        1,081
                             2012        $13.300      $16.126          849
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.260            0
                             2005        $11.260      $12.228          141
                             2006        $12.228      $13.261          185
                             2007        $13.261      $13.777          246
                             2008        $13.777      $ 8.599          577
                             2009        $ 8.599      $10.317          366
                             2010        $10.317      $11.048            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.459            1
                             2008        $ 9.459      $ 5.873          157
                             2009        $ 5.873      $ 7.438          131
                             2010        $ 7.438      $ 8.491          124
                             2011        $ 8.491      $ 7.798           31
                             2012        $ 7.798      $ 8.777            0
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.698           33
                             2008        $ 9.698      $ 6.112           42
                             2009        $ 6.112      $ 7.450           40
                             2010        $ 7.450      $ 7.984           41
                             2011        $ 7.984      $ 8.204           40
                             2012        $ 8.204      $ 9.356           37
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.253            0
                             2005        $10.253      $10.411            1
                             2006        $10.411      $12.016            1
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.349           29
                             2005        $10.349      $10.734           28
                             2006        $10.734      $12.375           26
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.578            0
                             2005        $10.578      $10.569          111
                             2006        $10.569      $11.382          111
                             2007        $11.382      $11.313          111
                             2008        $11.313      $ 7.901        6,496
                             2009        $ 7.901      $11.233        5,026
                             2010        $11.233      $12.580        5,042
                             2011        $12.580      $12.791        4,713
                             2012        $12.791      $14.329        3,878
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.399            0
                             2005        $10.399      $10.611          214
                             2006        $10.611      $11.148        1,690
                             2007        $11.148      $12.116        1,582
                             2008        $12.116      $ 7.475        3,472
                             2009        $ 7.475      $10.179        3,243
                             2010        $10.179      $11.176        2,796
                             2011        $11.176      $10.982        2,786
                             2012        $10.982      $12.545        2,726

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.735             0
                             2005        $10.735      $11.248             0
                             2006        $11.248      $12.411             0
                             2007        $12.411      $13.367             0
                             2008        $13.367      $ 8.735           791
                             2009        $ 8.735      $10.822         1,337
                             2010        $10.822      $11.748         1,213
                             2011        $11.748      $11.224         1,043
                             2012        $11.224      $13.057           902
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.876             0
                             2005        $ 9.876      $10.155             0
                             2006        $10.155      $11.228             0
                             2007        $11.228      $11.239             0
                             2008        $11.239      $ 6.654         1,853
                             2009        $ 6.654      $10.613         2,483
                             2010        $10.613      $14.125         3,909
                             2011        $14.125      $12.378         3,841
                             2012        $12.378      $14.650         3,317
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.709             0
                             2005        $10.709      $10.757           501
                             2006        $10.757      $11.756           529
                             2007        $11.756      $11.960           534
                             2008        $11.960      $ 9.095        12,294
                             2009        $ 9.095      $10.483        10,700
                             2010        $10.483      $11.251         7,267
                             2011        $11.251      $11.190         6,824
                             2012        $11.190      $12.152         6,209
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.097             0
                             2005        $11.097      $11.568             0
                             2006        $11.568      $13.648             0
                             2007        $13.648      $14.374             0
                             2008        $14.374      $ 9.464         1,222
                             2009        $ 9.464      $11.346         1,559
                             2010        $11.346      $12.354         1,111
                             2011        $12.354      $12.038         1,032
                             2012        $12.038      $13.657           959
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.312             0
                             2005        $11.312      $12.632             1
                             2006        $12.632      $14.515             3
                             2007        $14.515      $15.072             6
                             2008        $15.072      $ 8.804         5,985
                             2009        $ 8.804      $12.012         5,293
                             2010        $12.012      $13.606         6,574
                             2011        $13.606      $12.185         6,427
                             2012        $12.185      $14.428         5,383

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.245             0
                             2005        $11.245      $12.079            95
                             2006        $12.079      $13.560           503
                             2007        $13.560      $13.089           530
                             2008        $13.089      $ 7.944         5,504
                             2009        $ 7.944      $10.645         4,884
                             2010        $10.645      $12.825         4,510
                             2011        $12.825      $12.257         4,369
                             2012        $12.257      $14.119         3,783
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.663             0
                             2006        $11.663      $11.727             0
                             2007        $11.727      $12.172             0
                             2008        $12.172      $ 6.052           684
                             2009        $ 6.052      $ 7.836           523
                             2010        $ 7.836      $ 9.756         2,804
                             2011        $ 9.756      $ 9.631         2,573
                             2012        $ 9.631      $10.953         2,360
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.310            35
                             2005        $10.310      $10.614           142
                             2006        $10.614      $10.619         1,171
                             2007        $10.619      $10.772         1,178
                             2008        $10.772      $10.295         1,059
                             2009        $10.295      $11.654         1,204
                             2010        $11.654      $12.379         1,213
                             2011        $12.379      $12.940         1,135
                             2012        $12.940      $14.042         1,141
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.890            13
                             2005        $ 9.890      $ 9.951           392
                             2006        $ 9.951      $10.192           411
                             2007        $10.192      $10.464           430
                             2008        $10.464      $10.475        33,726
                             2009        $10.475      $10.267        27,652
                             2010        $10.267      $10.056        15,987
                             2011        $10.056      $ 9.851        12,817
                             2012        $ 9.851      $ 9.650         6,341
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.523            34
                             2005        $10.523      $10.517           501
                             2006        $10.517      $10.370         1,108
                             2007        $10.370      $11.235         1,058
                             2008        $11.235      $10.225         6,340
                             2009        $10.225      $11.852         6,080
                             2010        $11.852      $12.544         9,891
                             2011        $12.544      $13.715         5,329
                             2012        $13.715      $14.602         5,449

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.212            35
                             2005        $10.212      $10.242           583
                             2006        $10.242      $10.414         3,132
                             2007        $10.414      $11.088           932
                             2008        $11.088      $11.378         6,794
                             2009        $11.378      $12.707         6,216
                             2010        $12.707      $13.450         6,982
                             2011        $13.450      $13.643         3,449
                             2012        $13.643      $14.637         4,378
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.750             0
                             2005        $10.750      $10.813             0
                             2006        $10.813      $11.730             0
                             2007        $11.730      $10.973             0
                             2008        $10.973      $ 7.393           997
                             2009        $ 7.393      $ 7.115             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.151             0
                             2005        $11.151      $10.423           123
                             2006        $10.423      $11.365           124
                             2007        $11.365      $11.829           128
                             2008        $11.829      $10.685             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.417            12
                             2005        $10.417      $10.774           443
                             2006        $10.774      $11.533         2,919
                             2007        $11.533      $12.699         2,176
                             2008        $12.699      $ 7.130         6,422
                             2009        $ 7.130      $ 9.897         5,969
                             2010        $ 9.897      $11.240         3,905
                             2011        $11.240      $11.154         3,643
                             2012        $11.154      $12.874         3,535
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.029            51
                             2005        $11.029      $11.197           903
                             2006        $11.197      $13.007         2,594
                             2007        $13.007      $13.118         2,618
                             2008        $13.118      $ 8.185        12,005
                             2009        $ 8.185      $10.036        11,529
                             2010        $10.036      $11.274         8,979
                             2011        $11.274      $10.926         8,687
                             2012        $10.926      $12.506         7,853

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.311            0
                             2005        $10.311      $11.658          114
                             2006        $11.658      $11.849          114
                             2007        $11.849      $14.111          114
                             2008        $14.111      $ 6.997        2,412
                             2009        $ 6.997      $11.313        2,172
                             2010        $11.313      $13.580        1,591
                             2011        $13.580      $12.891        1,594
                             2012        $12.891      $14.394        1,208
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.764           47
                             2005        $12.764      $14.590          256
                             2006        $14.590      $19.666          280
                             2007        $19.666      $15.925          331
                             2008        $15.925      $ 9.657        3,507
                             2009        $ 9.657      $12.148        2,547
                             2010        $12.148      $15.405        2,238
                             2011        $15.405      $15.936        2,373
                             2012        $15.936      $18.037        1,697
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.022            0
                             2005        $12.022      $15.536            0
                             2006        $15.536      $21.218            0
                             2007        $21.218      $28.584            0
                             2008        $28.584      $ 9.855        1,602
                             2009        $ 9.855      $20.568        1,715
                             2010        $20.568      $25.541        3,485
                             2011        $25.541      $18.570        1,965
                             2012        $18.570      $23.598        1,921
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.369            0
                             2005        $12.369      $18.368            1
                             2006        $18.368      $22.387            2
                             2007        $22.387      $31.855            3
                             2008        $31.855      $16.800        1,461
                             2009        $16.800      $25.911        1,612
                             2010        $25.911      $32.783        2,593
                             2011        $32.783      $26.816        1,214
                             2012        $26.816      $27.140        1,183

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.849            0
                             2005        $ 9.849      $ 9.662            0
                             2006        $ 9.662      $10.278            0
                             2007        $10.278      $10.469            0
                             2008        $10.469      $ 8.907          697
                             2009        $ 8.907      $ 9.929            0
                             2010        $ 9.929      $10.204            0
                             2011        $10.204      $ 9.764            0
                             2012        $ 9.764      $ 9.685            0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.796           60
                             2005        $10.796      $10.944          333
                             2006        $10.944      $11.824        1,989
                             2007        $11.824      $11.536        1,332
                             2008        $11.536      $ 7.806        5,887
                             2009        $ 7.806      $11.833        3,715
                             2010        $11.833      $13.287        3,300
                             2011        $13.287      $13.174        3,215
                             2012        $13.174      $15.228        2,775



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

              WITH MAV (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.8



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.167            0
                             2005        $10.167      $11.387            0
                             2006        $11.387      $13.289        2,237
                             2007        $13.289      $17.362            0
                             2008        $17.362      $ 9.322        3,809
                             2009        $ 9.322      $13.781        2,843
                             2010        $13.781      $15.362        2,643
                             2011        $15.362      $14.976        1,121
                             2012        $14.976      $17.319        1,037
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.051            0
                             2005        $10.051      $11.016            0
                             2006        $11.016      $11.337           35
                             2007        $11.337      $13.304           55
                             2008        $13.304      $ 7.009          736
                             2009        $ 7.009      $10.125          641
                             2010        $10.125      $11.214          641
                             2011        $11.214      $10.918          641
                             2012        $10.918      $11.714           64
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.574          687
                             2005        $10.574      $11.363          684
                             2006        $11.363      $12.250        4,222
                             2007        $12.250      $15.774        1,912
                             2008        $15.774      $ 6.426        3,684
                             2009        $ 6.426      $ 9.538        2,991
                             2010        $ 9.538      $11.124        2,459
                             2011        $11.124      $ 9.976        2,036
                             2012        $ 9.976      $11.321          690

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.165         3,190
                             2005        $10.165      $10.349         3,243
                             2006        $10.349      $10.878         2,532
                             2007        $10.878      $12.289         2,308
                             2008        $12.289      $ 8.571         2,210
                             2009        $ 8.571      $10.826         2,210
                             2010        $10.826      $12.103         2,210
                             2011        $12.103      $11.539         2,210
                             2012        $11.539      $12.705             0
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.332         6,549
                             2005        $11.332      $12.968        20,860
                             2006        $12.968      $14.176        31,703
                             2007        $14.176      $16.312        27,976
                             2008        $16.312      $ 9.170        19,287
                             2009        $ 9.170      $12.186         8,927
                             2010        $12.186      $13.979         8,674
                             2011        $13.979      $13.332         8,680
                             2012        $13.332      $15.189         5,668
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.785        11,943
                             2005        $10.785      $11.170        11,713
                             2006        $11.170      $13.143        17,421
                             2007        $13.143      $13.056        12,146
                             2008        $13.056      $ 7.324        11,541
                             2009        $ 7.324      $ 9.332         3,214
                             2010        $ 9.332      $10.520         3,141
                             2011        $10.520      $10.389         3,114
                             2012        $10.389      $11.929           405
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.759           750
                             2005        $ 9.759      $10.101         1,068
                             2006        $10.101      $10.561         3,056
                             2007        $10.561      $13.121         3,011
                             2008        $13.121      $ 6.782         4,991
                             2009        $ 6.782      $ 8.514         2,528
                             2010        $ 8.514      $10.345         2,133
                             2011        $10.345      $10.145           733
                             2012        $10.145      $11.386           415
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.614         9,000
                             2005        $10.614      $10.887        27,295
                             2006        $10.887      $12.330        27,743
                             2007        $12.330      $12.721        27,122
                             2008        $12.721      $ 7.842        23,853
                             2009        $ 7.842      $ 9.716        15,967
                             2010        $ 9.716      $10.936        15,476
                             2011        $10.936      $10.920        11,082
                             2012        $10.920      $12.386         6,365

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.163           849
                             2005        $10.163      $10.160         7,157
                             2006        $10.160      $10.380        10,138
                             2007        $10.380      $10.597        10,115
                             2008        $10.597      $10.036         7,293
                             2009        $10.036      $11.368         5,296
                             2010        $11.368      $11.994         5,455
                             2011        $11.994      $12.595         3,337
                             2012        $12.595      $13.047         1,916
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.915         7,160
                             2005        $ 9.915      $ 9.997        13,959
                             2006        $ 9.997      $10.261        50,381
                             2007        $10.261      $10.564        85,777
                             2008        $10.564      $10.650        22,428
                             2009        $10.650      $10.497        13,102
                             2010        $10.497      $10.305        14,327
                             2011        $10.305      $10.111         9,778
                             2012        $10.111      $ 9.919         5,756
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.876           793
                             2005        $10.876      $12.674         3,879
                             2006        $12.674      $14.643         6,726
                             2007        $14.643      $16.813         5,215
                             2008        $16.813      $ 9.243         5,779
                             2009        $ 9.243      $11.445         4,512
                             2010        $11.445      $12.668         4,335
                             2011        $12.668      $10.272         2,129
                             2012        $10.272      $12.130         1,787
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.545             0
                             2005        $10.545      $11.764             0
                             2006        $11.764      $12.855         2,808
                             2007        $12.855      $15.478         1,695
                             2008        $15.478      $ 8.998         1,797
                             2009        $ 8.998      $11.236           474
                             2010        $11.236      $12.259           463
                             2011        $12.259      $11.237           457
                             2012        $11.237      $11.511           511

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.251            0
                             2005        $10.251      $10.919            0
                             2006        $10.919      $11.361            0
                             2007        $11.361      $12.452            0
                             2008        $12.452      $ 7.008            0
                             2009        $ 7.008      $ 8.299            0
                             2010        $ 8.299      $ 9.380            0
                             2011        $ 9.380      $ 8.455            0
                             2012        $ 8.455      $ 9.691            0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.759          117
                             2007        $10.759      $11.385          117
                             2008        $11.385      $ 7.782          117
                             2009        $ 7.782      $ 9.771          117
                             2010        $ 9.771      $10.472          117
                             2011        $10.472      $10.243          117
                             2012        $10.243      $11.416          117
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.687        3,399
                             2012        $11.687      $11.718        1,704
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.933            0
                             2005        $10.933      $11.505          399
                             2006        $11.505      $12.527          443
                             2007        $12.527      $13.428          412
                             2008        $13.428      $ 9.395        7,139
                             2009        $ 9.395      $11.968        6,750
                             2010        $11.968      $13.358        6,678
                             2011        $13.358      $12.253        6,823
                             2012        $12.253      $13.296        3,464
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.309            0
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.136            0
                             2005        $10.136      $10.269        6,793
                             2006        $10.269      $10.388        8,280
                             2007        $10.388      $10.904        8,404
                             2008        $10.904      $10.859        3,318
                             2009        $10.859      $10.744        3,523
                             2010        $10.744      $11.055        3,633
                             2011        $11.055      $11.102            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.027           372
                             2005        $11.027      $11.869         5,952
                             2006        $11.869      $13.504         7,435
                             2007        $13.504      $13.581         7,698
                             2008        $13.581      $ 9.031         7,108
                             2009        $ 9.031      $10.996         7,229
                             2010        $10.996      $12.102         7,067
                             2011        $12.102      $11.604         3,285
                             2012        $11.604      $13.016         2,665
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.055             0
                             2005        $11.055      $12.051             0
                             2006        $12.051      $12.405             0
                             2007        $12.405      $14.309             0
                             2008        $14.309      $ 7.463           304
                             2009        $ 7.463      $11.448           258
                             2010        $11.448      $14.294            54
                             2011        $14.294      $12.710             0
                             2012        $12.710      $13.918             0
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.691             0
                             2005        $10.691      $11.057           151
                             2006        $11.057      $12.252         2,277
                             2007        $12.252      $12.182         2,546
                             2008        $12.182      $ 5.747         4,282
                             2009        $ 5.747      $ 8.330         3,523
                             2010        $ 8.330      $ 8.739         2,482
                             2011        $ 8.739      $ 8.282         1,299
                             2012        $ 8.282      $ 9.559         1,003
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.882         1,065
                             2009        $ 6.882      $12.090           877
                             2010        $12.090      $14.827           724
                             2011        $14.827      $ 9.842           133
                             2012        $ 9.842      $10.927           133
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.245         7,782
                             2005        $11.245      $12.136        10,611
                             2006        $12.136      $13.700        12,544
                             2007        $13.700      $14.402        11,034
                             2008        $14.402      $10.187        15,614
                             2009        $10.187      $13.283         9,872
                             2010        $13.283      $15.033         9,600
                             2011        $15.033      $14.308         7,664
                             2012        $14.308      $15.550         4,724

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.933            0
                             2006        $10.933      $13.071        5,910
                             2007        $13.071      $12.038        2,089
                             2008        $12.038      $ 7.567          427
                             2009        $ 7.567      $ 7.159            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.571          541
                             2005        $10.571      $11.165        3,565
                             2006        $11.165      $12.094        4,817
                             2007        $12.094      $13.084        4,768
                             2008        $13.084      $10.774        4,946
                             2009        $10.774      $13.273        5,609
                             2010        $13.273      $14.078        5,673
                             2011        $14.078      $13.998        5,605
                             2012        $13.998      $15.569        3,185
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.259            0
                             2005        $11.259      $11.735            0
                             2006        $11.735      $13.592          930
                             2007        $13.592      $15.766          930
                             2008        $15.766      $14.811            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.432          750
                             2005        $11.432      $12.624        3,195
                             2006        $12.624      $13.514        6,242
                             2007        $13.514      $18.112        6,218
                             2008        $18.112      $ 9.895        2,499
                             2009        $ 9.895      $14.173        1,280
                             2010        $14.173      $14.805          763
                             2011        $14.805      $13.516            0
                             2012        $13.516      $16.422            0
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.281            0
                             2005        $11.281      $12.275            0
                             2006        $12.275      $13.340        2,779
                             2007        $13.340      $13.887        2,770
                             2008        $13.887      $ 8.686        3,021
                             2009        $ 8.686      $10.443        1,174

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.473            0
                             2008        $ 9.473      $ 5.893            0
                             2009        $ 5.893      $ 7.479            0
                             2010        $ 7.479      $ 8.555            0
                             2011        $ 8.555      $ 7.873            0
                             2012        $ 7.873      $ 8.880            0
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.712            0
                             2008        $ 9.712      $ 6.133            0
                             2009        $ 6.133      $ 7.491            0
                             2010        $ 7.491      $ 8.044            0
                             2011        $ 8.044      $ 8.282            0
                             2012        $ 8.282      $ 9.465            0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.272            0
                             2005        $10.272      $10.452            0
                             2006        $10.452      $12.087            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.368            0
                             2005        $10.368      $10.776            0
                             2006        $10.776      $12.448            0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.598          813
                             2005        $10.598      $10.610        1,132
                             2006        $10.610      $11.449        1,508
                             2007        $11.449      $11.403        1,523
                             2008        $11.403      $ 7.980        1,699
                             2009        $ 7.980      $11.369          401
                             2010        $11.369      $12.759          392
                             2011        $12.759      $13.000          393
                             2012        $13.000      $14.592          384
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.418            0
                             2005        $10.418      $10.653        6,161
                             2006        $10.653      $11.214        6,863
                             2007        $11.214      $12.213        6,611
                             2008        $12.213      $ 7.550        7,287
                             2009        $ 7.550      $10.302        6,634
                             2010        $10.302      $11.335        6,657
                             2011        $11.335      $11.161        2,630
                             2012        $11.161      $12.775        2,463

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.755             0
                             2005        $10.755      $11.292             0
                             2006        $11.292      $12.484             0
                             2007        $12.484      $13.474             0
                             2008        $13.474      $ 8.823         2,154
                             2009        $ 8.823      $10.954         2,472
                             2010        $10.954      $11.915         1,644
                             2011        $11.915      $11.406           980
                             2012        $11.406      $13.296           693
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.894           565
                             2005        $ 9.894      $10.195           624
                             2006        $10.195      $11.295             0
                             2007        $11.295      $11.329             0
                             2008        $11.329      $ 6.721             0
                             2009        $ 6.721      $10.742           760
                             2010        $10.742      $14.326           392
                             2011        $14.326      $12.579             0
                             2012        $12.579      $14.918             0
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.729           336
                             2005        $10.729      $10.799         2,123
                             2006        $10.799      $11.826        11,717
                             2007        $11.826      $12.056        12,284
                             2008        $12.056      $ 9.187         5,971
                             2009        $ 9.187      $10.610         2,013
                             2010        $10.610      $11.411         1,720
                             2011        $11.411      $11.372         1,577
                             2012        $11.372      $12.375         1,091
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.118             0
                             2005        $11.118      $11.613         2,441
                             2006        $11.613      $13.729         3,058
                             2007        $13.729      $14.489         3,192
                             2008        $14.489      $ 9.560         3,261
                             2009        $ 9.560      $11.484           460
                             2010        $11.484      $12.529           484
                             2011        $12.529      $12.234           476
                             2012        $12.234      $13.907           480
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.333         6,620
                             2005        $11.333      $12.681         6,064
                             2006        $12.681      $14.601        10,013
                             2007        $14.601      $15.193         8,168
                             2008        $15.193      $ 8.893         7,844
                             2009        $ 8.893      $12.157         2,670
                             2010        $12.157      $13.799         2,115
                             2011        $13.799      $12.383         1,273
                             2012        $12.383      $14.692           475

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.266           238
                             2005        $11.266      $12.127         3,151
                             2006        $12.127      $13.641         5,820
                             2007        $13.641      $13.194         5,778
                             2008        $13.194      $ 8.024         6,461
                             2009        $ 8.024      $10.775         5,119
                             2010        $10.775      $13.007         4,684
                             2011        $13.007      $12.456         2,023
                             2012        $12.456      $14.378         1,366
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.679             0
                             2006        $11.679      $11.767         1,169
                             2007        $11.767      $12.239         1,169
                             2008        $12.239      $ 6.098         1,169
                             2009        $ 6.098      $ 7.911           933
                             2010        $ 7.911      $ 9.869           743
                             2011        $ 9.869      $ 9.763             0
                             2012        $ 9.763      $11.125             0
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.329         1,081
                             2005        $10.329      $10.655         5,386
                             2006        $10.655      $10.682         7,679
                             2007        $10.682      $10.859         7,887
                             2008        $10.859      $10.399         5,554
                             2009        $10.399      $11.796         3,818
                             2010        $11.796      $12.555         3,920
                             2011        $12.555      $13.151         2,012
                             2012        $13.151      $14.299         1,792
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.908             0
                             2005        $ 9.908      $ 9.989        16,192
                             2006        $ 9.989      $10.253         1,475
                             2007        $10.253      $10.548         1,386
                             2008        $10.548      $10.580           684
                             2009        $10.580      $10.391         1,236
                             2010        $10.391      $10.199         1,761
                             2011        $10.199      $10.011           812
                             2012        $10.011      $ 9.827           823
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.542         8,341
                             2005        $10.542      $10.558        12,915
                             2006        $10.558      $10.432        17,896
                             2007        $10.432      $11.325        17,186
                             2008        $11.325      $10.328         9,728
                             2009        $10.328      $11.995         4,357
                             2010        $11.995      $12.722         4,362
                             2011        $12.722      $13.938         2,412
                             2012        $13.938      $14.869         1,746

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.231           869
                             2005        $10.231      $10.282         7,925
                             2006        $10.282      $10.476        15,611
                             2007        $10.476      $11.177        16,007
                             2008        $11.177      $11.493        11,281
                             2009        $11.493      $12.861         7,052
                             2010        $12.861      $13.641         6,399
                             2011        $13.641      $13.865         4,249
                             2012        $13.865      $14.906         2,131
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.765         4,912
                             2005        $10.765      $10.850         4,465
                             2006        $10.850      $11.794         4,471
                             2007        $11.794      $11.055         4,671
                             2008        $11.055      $ 7.463         8,555
                             2009        $ 7.463      $ 7.188             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.172             0
                             2005        $11.172      $10.464            40
                             2006        $10.464      $11.433            39
                             2007        $11.433      $11.924            39
                             2008        $11.924      $10.771             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.437             0
                             2005        $10.437      $10.816         6,263
                             2006        $10.816      $11.601         7,726
                             2007        $11.601      $12.801         7,425
                             2008        $12.801      $ 7.201         9,033
                             2009        $ 7.201      $10.017         7,721
                             2010        $10.017      $11.399         7,497
                             2011        $11.399      $11.335         3,416
                             2012        $11.335      $13.111         3,151
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.050         4,986
                             2005        $11.050      $11.241        12,557
                             2006        $11.241      $13.085        18,227
                             2007        $13.085      $13.223        18,328
                             2008        $13.223      $ 8.267        13,567
                             2009        $ 8.267      $10.158        10,548
                             2010        $10.158      $11.435        10,360
                             2011        $11.435      $11.103         6,337
                             2012        $11.103      $12.735         3,346

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.330             0
                             2005        $10.330      $11.703             0
                             2006        $11.703      $11.919             0
                             2007        $11.919      $14.224             0
                             2008        $14.224      $ 7.068           104
                             2009        $ 7.068      $11.451            79
                             2010        $11.451      $13.773            72
                             2011        $13.773      $13.101            75
                             2012        $13.101      $14.658            73
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.788         5,458
                             2005        $12.788      $14.647         7,963
                             2006        $14.647      $19.782        13,396
                             2007        $19.782      $16.053         9,665
                             2008        $16.053      $ 9.754        11,287
                             2009        $ 9.754      $12.295         5,378
                             2010        $12.295      $15.623         3,768
                             2011        $15.623      $16.195         3,576
                             2012        $16.195      $18.368         1,847
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.044           113
                             2005        $12.044      $15.597         1,306
                             2006        $15.597      $21.344         1,858
                             2007        $21.344      $28.812         1,194
                             2008        $28.812      $ 9.954         1,194
                             2009        $ 9.954      $20.818         2,799
                             2010        $20.818      $25.904           852
                             2011        $25.904      $18.872           233
                             2012        $18.872      $24.031             0
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.392             0
                             2005        $12.392      $18.439         3,598
                             2006        $18.439      $22.520         4,335
                             2007        $22.520      $32.110         4,766
                             2008        $32.110      $16.970         2,758
                             2009        $16.970      $26.225         2,889
                             2010        $26.225      $33.249           488
                             2011        $33.249      $27.252            85
                             2012        $27.252      $27.638             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.867             0
                             2005        $ 9.867      $ 9.700             0
                             2006        $ 9.700      $10.340             0
                             2007        $10.340      $10.553             0
                             2008        $10.553      $ 8.997             0
                             2009        $ 8.997      $10.050             0
                             2010        $10.050      $10.349             0
                             2011        $10.349      $ 9.923             0
                             2012        $ 9.923      $ 9.863             0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.816         1,188
                             2005        $10.816      $10.987         3,255
                             2006        $10.987      $11.894        10,729
                             2007        $11.894      $11.628         8,566
                             2008        $11.628      $ 7.884        10,288
                             2009        $ 7.884      $11.977         7,854
                             2010        $11.977      $13.476         7,086
                             2011        $13.476      $13.389         4,825
                             2012        $13.389      $15.508         2,931



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

           WITH EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.85



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.163           0
                             2005        $10.163      $11.375           0
                             2006        $11.375      $13.269           0
                             2007        $13.269      $17.328           0
                             2008        $17.328      $ 9.299           0
                             2009        $ 9.299      $13.739           0
                             2010        $13.739      $15.308           0
                             2011        $15.308      $14.916           0
                             2012        $14.916      $17.241           0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.047           0
                             2005        $10.047      $11.006           0
                             2006        $11.006      $11.321           0
                             2007        $11.321      $13.278           0
                             2008        $13.278      $ 6.991           0
                             2009        $ 6.991      $10.094           0
                             2010        $10.094      $11.175           0
                             2011        $11.175      $10.874           0
                             2012        $10.874      $11.661           0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.569           0
                             2005        $10.569      $11.352           0
                             2006        $11.352      $12.232           0
                             2007        $12.232      $15.742           0
                             2008        $15.742      $ 6.410         818
                             2009        $ 6.410      $ 9.510         818
                             2010        $ 9.510      $11.085         818
                             2011        $11.085      $ 9.935           0
                             2012        $ 9.935      $11.270           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.160             0
                             2005        $10.160      $10.339             0
                             2006        $10.339      $10.862             0
                             2007        $10.862      $12.265             0
                             2008        $12.265      $ 8.549         1,449
                             2009        $ 8.549      $10.793         1,277
                             2010        $10.793      $12.061         1,056
                             2011        $12.061      $11.493         1,905
                             2012        $11.493      $12.647         1,086
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.326            27
                             2005        $11.326      $12.955           438
                             2006        $12.955      $14.155         3,734
                             2007        $14.155      $16.279         3,166
                             2008        $16.279      $ 9.147         3,454
                             2009        $ 9.147      $12.150         1,769
                             2010        $12.150      $13.929           154
                             2011        $13.929      $13.278           154
                             2012        $13.278      $15.120           154
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.780         1,106
                             2005        $10.780      $11.160         1,530
                             2006        $11.160      $13.123         1,577
                             2007        $13.123      $13.030         1,017
                             2008        $13.030      $ 7.306        13,790
                             2009        $ 7.306      $ 9.304         9,851
                             2010        $ 9.304      $10.483             0
                             2011        $10.483      $10.347             0
                             2012        $10.347      $11.875             0
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.754         1,191
                             2005        $ 9.754      $10.091         1,159
                             2006        $10.091      $10.545         1,196
                             2007        $10.545      $13.095         1,012
                             2008        $13.095      $ 6.765         1,405
                             2009        $ 6.765      $ 8.488             0
                             2010        $ 8.488      $10.308             0
                             2011        $10.308      $10.105             0
                             2012        $10.105      $11.334             0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.609            24
                             2005        $10.609      $10.877           420
                             2006        $10.877      $12.312           540
                             2007        $12.312      $12.696             0
                             2008        $12.696      $ 7.822         3,478
                             2009        $ 7.822      $ 9.687         3,295
                             2010        $ 9.687      $10.897         2,925
                             2011        $10.897      $10.876         1,336
                             2012        $10.876      $12.330         1,275

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.159             0
                             2005        $10.159      $10.150             0
                             2006        $10.150      $10.364             0
                             2007        $10.364      $10.576             0
                             2008        $10.576      $10.011        12,178
                             2009        $10.011      $11.334        12,284
                             2010        $11.334      $11.952         4,970
                             2011        $11.952      $12.544         2,861
                             2012        $12.544      $12.988         2,861
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.910         6,587
                             2005        $ 9.910      $ 9.987         6,856
                             2006        $ 9.987      $10.245         7,669
                             2007        $10.245      $10.543         7,192
                             2008        $10.543      $10.623        65,486
                             2009        $10.623      $10.465        67,465
                             2010        $10.465      $10.269        52,848
                             2011        $10.269      $10.070        52,967
                             2012        $10.070      $ 9.874        53,458
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.871             0
                             2005        $10.871      $12.661             0
                             2006        $12.661      $14.622         3,225
                             2007        $14.622      $16.780         4,637
                             2008        $16.780      $ 9.220         4,501
                             2009        $ 9.220      $11.410         2,609
                             2010        $11.410      $12.623           326
                             2011        $12.623      $10.231           326
                             2012        $10.231      $12.075           326
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.540             0
                             2005        $10.540      $11.752             0
                             2006        $11.752      $12.836             0
                             2007        $12.836      $15.447         1,428
                             2008        $15.447      $ 8.975         4,744
                             2009        $ 8.975      $11.203         1,054
                             2010        $11.203      $12.215             0
                             2011        $12.215      $11.192             0
                             2012        $11.192      $11.459             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.246             0
                             2005        $10.246      $10.909             0
                             2006        $10.909      $11.344             0
                             2007        $11.344      $12.427             0
                             2008        $12.427      $ 6.990             0
                             2009        $ 6.990      $ 8.274             0
                             2010        $ 8.274      $ 9.347             0
                             2011        $ 9.347      $ 8.421             0
                             2012        $ 8.421      $ 9.651             0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.756             0
                             2007        $10.756      $11.376             0
                             2008        $11.376      $ 7.772             0
                             2009        $ 7.772      $ 9.752             0
                             2010        $ 9.752      $10.447             0
                             2011        $10.447      $10.213             0
                             2012        $10.213      $11.377             0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.640         2,195
                             2012        $11.640      $11.665         2,356
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.928         1,063
                             2005        $10.928      $11.494         8,254
                             2006        $11.494      $12.508        10,145
                             2007        $12.508      $13.402         8,328
                             2008        $13.402      $ 9.371         4,243
                             2009        $ 9.371      $11.932         3,223
                             2010        $11.932      $13.311         4,687
                             2011        $13.311      $12.203         5,385
                             2012        $12.203      $13.235         4,687
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.267             0
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.131             0
                             2005        $10.131      $10.259             0
                             2006        $10.259      $10.372             0
                             2007        $10.372      $10.883             0
                             2008        $10.883      $10.832         2,258
                             2009        $10.832      $10.712         2,578
                             2010        $10.712      $11.016         2,317
                             2011        $11.016      $11.061             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.022             0
                             2005        $11.022      $11.858        21,406
                             2006        $11.858      $13.484        22,018
                             2007        $13.484      $13.554        22,309
                             2008        $13.554      $ 9.009         8,879
                             2009        $ 9.009      $10.963         8,878
                             2010        $10.963      $12.059        13,530
                             2011        $12.059      $11.557        13,530
                             2012        $11.557      $12.957        13,530
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.050             0
                             2005        $11.050      $12.039             0
                             2006        $12.039      $12.386             0
                             2007        $12.386      $14.281             0
                             2008        $14.281      $ 7.444             0
                             2009        $ 7.444      $11.414             0
                             2010        $11.414      $14.244             0
                             2011        $14.244      $12.659             0
                             2012        $12.659      $13.855             0
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.686             0
                             2005        $10.686      $11.047             0
                             2006        $11.047      $12.234             0
                             2007        $12.234      $12.157             0
                             2008        $12.157      $ 5.733             0
                             2009        $ 5.733      $ 8.305             0
                             2010        $ 8.305      $ 8.708             0
                             2011        $ 8.708      $ 8.249             0
                             2012        $ 8.249      $ 9.515             0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.865         1,365
                             2009        $ 6.865      $12.053         1,181
                             2010        $12.053      $14.775             0
                             2011        $14.775      $ 9.802             0
                             2012        $ 9.802      $10.877             0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.240         3,580
                             2005        $11.240      $12.124         3,512
                             2006        $12.124      $13.679         5,801
                             2007        $13.679      $14.373         5,440
                             2008        $14.373      $10.161         6,136
                             2009        $10.161      $13.243         4,254
                             2010        $13.243      $14.980           848
                             2011        $14.980      $14.250         1,523
                             2012        $14.250      $15.479           888

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.929            0
                             2006        $10.929      $13.060          600
                             2007        $13.060      $12.021          598
                             2008        $12.021      $ 7.553            0
                             2009        $ 7.553      $ 7.144            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.566            0
                             2005        $10.566      $11.154            0
                             2006        $11.154      $12.077            0
                             2007        $12.077      $13.058            0
                             2008        $13.058      $10.747        1,150
                             2009        $10.747      $13.233        1,042
                             2010        $13.233      $14.029          908
                             2011        $14.029      $13.942          916
                             2012        $13.942      $15.498          887
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.254            0
                             2005        $11.254      $11.724            0
                             2006        $11.724      $13.572        1,488
                             2007        $13.572      $15.735        3,082
                             2008        $15.735      $14.779            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.427            0
                             2005        $11.427      $12.612            0
                             2006        $12.612      $13.494            0
                             2007        $13.494      $18.076            0
                             2008        $18.076      $ 9.870            0
                             2009        $ 9.870      $14.131            0
                             2010        $14.131      $14.753            0
                             2011        $14.753      $13.462            0
                             2012        $13.462      $16.348            0
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.276            0
                             2005        $11.276      $12.263            0
                             2006        $12.263      $13.320        1,870
                             2007        $13.320      $13.860        1,862
                             2008        $13.860      $ 8.664        1,774
                             2009        $ 8.664      $10.411          211

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.469        1,399
                             2008        $ 9.469      $ 5.888        1,614
                             2009        $ 5.888      $ 7.469            0
                             2010        $ 7.469      $ 8.539            0
                             2011        $ 8.539      $ 7.854            0
                             2012        $ 7.854      $ 8.854            0
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.708            0
                             2008        $ 9.708      $ 6.128        2,118
                             2009        $ 6.128      $ 7.480        2,118
                             2010        $ 7.480      $ 8.029        2,118
                             2011        $ 8.029      $ 8.262            0
                             2012        $ 8.262      $ 9.438            0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.267        1,132
                             2005        $10.267      $10.442        1,120
                             2006        $10.442      $12.069        1,045
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.364            0
                             2005        $10.364      $10.766            0
                             2006        $10.766      $12.430            0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.593            0
                             2005        $10.593      $10.600            0
                             2006        $10.600      $11.432            0
                             2007        $11.432      $11.381            0
                             2008        $11.381      $ 7.960            0
                             2009        $ 7.960      $11.335            0
                             2010        $11.335      $12.714            0
                             2011        $12.714      $12.947          755
                             2012        $12.947      $14.526            0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.413            0
                             2005        $10.413      $10.642            0
                             2006        $10.642      $11.198            0
                             2007        $11.198      $12.189            0
                             2008        $12.189      $ 7.531          253
                             2009        $ 7.531      $10.271          253
                             2010        $10.271      $11.295            0
                             2011        $11.295      $11.116            0
                             2012        $11.116      $12.717            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.750            0
                             2005        $10.750      $11.281            0
                             2006        $11.281      $12.466            0
                             2007        $12.466      $13.448            0
                             2008        $13.448      $ 8.801            0
                             2009        $ 8.801      $10.921            0
                             2010        $10.921      $11.873            0
                             2011        $11.873      $11.360            0
                             2012        $11.360      $13.236            0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.890            0
                             2005        $ 9.890      $10.185            0
                             2006        $10.185      $11.278            0
                             2007        $11.278      $11.306            0
                             2008        $11.306      $ 6.704            0
                             2009        $ 6.704      $10.710            0
                             2010        $10.710      $14.275            0
                             2011        $14.275      $12.529            0
                             2012        $12.529      $14.851            0
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.724        1,083
                             2005        $10.724      $10.788        1,084
                             2006        $10.788      $11.808        2,425
                             2007        $11.808      $12.032        2,452
                             2008        $12.032      $ 9.164        2,383
                             2009        $ 9.164      $10.578        1,300
                             2010        $10.578      $11.371        1,121
                             2011        $11.371      $11.326        1,128
                             2012        $11.326      $12.319        1,115
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.113            0
                             2005        $11.113      $11.602            0
                             2006        $11.602      $13.709            0
                             2007        $13.709      $14.461            0
                             2008        $14.461      $ 9.536            0
                             2009        $ 9.536      $11.449            0
                             2010        $11.449      $12.485            0
                             2011        $12.485      $12.185            0
                             2012        $12.185      $13.844            0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.327            0
                             2005        $11.327      $12.669        7,200
                             2006        $12.669      $14.579        7,200
                             2007        $14.579      $15.163        7,290
                             2008        $15.163      $ 8.871        4,442
                             2009        $ 8.871      $12.121        4,442
                             2010        $12.121      $13.751        6,978
                             2011        $13.751      $12.333        6,978
                             2012        $12.333      $14.626        6,978

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.261            0
                             2005        $11.261      $12.115        7,310
                             2006        $12.115      $13.620        9,260
                             2007        $13.620      $13.167        7,675
                             2008        $13.167      $ 8.004        4,623
                             2009        $ 8.004      $10.742        4,623
                             2010        $10.742      $12.961        5,980
                             2011        $12.961      $12.406        5,980
                             2012        $12.406      $14.313        5,980
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.675            0
                             2006        $11.675      $11.757          298
                             2007        $11.757      $12.222          297
                             2008        $12.222      $ 6.086            0
                             2009        $ 6.086      $ 7.893            0
                             2010        $ 7.893      $ 9.841            0
                             2011        $ 9.841      $ 9.730            0
                             2012        $ 9.730      $11.082            0
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.324            0
                             2005        $10.324      $10.645            0
                             2006        $10.645      $10.666            0
                             2007        $10.666      $10.837            0
                             2008        $10.837      $10.373          243
                             2009        $10.373      $11.760          243
                             2010        $11.760      $12.511        2,138
                             2011        $12.511      $13.098            0
                             2012        $13.098      $14.235            0
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.904            0
                             2005        $ 9.904      $ 9.980            0
                             2006        $ 9.980      $10.237            0
                             2007        $10.237      $10.527            0
                             2008        $10.527      $10.554            0
                             2009        $10.554      $10.360          168
                             2010        $10.360      $10.163          226
                             2011        $10.163      $ 9.971          223
                             2012        $ 9.971      $ 9.782          220
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.538        1,103
                             2005        $10.538      $10.548        8,558
                             2006        $10.548      $10.416        8,661
                             2007        $10.416      $11.303        8,751
                             2008        $11.303      $10.302        6,163
                             2009        $10.302      $11.959        5,258
                             2010        $11.959      $12.677        7,554
                             2011        $12.677      $13.882        4,528
                             2012        $13.882      $14.802        4,528

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.226         1,136
                             2005        $10.226      $10.272         8,798
                             2006        $10.272      $10.460         8,866
                             2007        $10.460      $11.154         8,977
                             2008        $11.154      $11.464        16,322
                             2009        $11.464      $12.822        22,266
                             2010        $12.822      $13.593        16,747
                             2011        $13.593      $13.810        13,175
                             2012        $13.810      $14.838        15,904
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.761             0
                             2005        $10.761      $10.840             0
                             2006        $10.840      $11.778             0
                             2007        $11.778      $11.034             0
                             2008        $11.034      $ 7.446           246
                             2009        $ 7.446      $ 7.170             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.167         1,040
                             2005        $11.167      $10.454         1,119
                             2006        $10.454      $11.416         1,105
                             2007        $11.416      $11.900         1,114
                             2008        $11.900      $10.750             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.432             0
                             2005        $10.432      $10.806             0
                             2006        $10.806      $11.584             0
                             2007        $11.584      $12.775             0
                             2008        $12.775      $ 7.183         3,495
                             2009        $ 7.183      $ 9.987         3,494
                             2010        $ 9.987      $11.359         2,841
                             2011        $11.359      $11.290         2,841
                             2012        $11.290      $13.051         2,841
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.045         4,696
                             2005        $11.045      $11.230         4,833
                             2006        $11.230      $13.065         4,752
                             2007        $13.065      $13.197         4,560
                             2008        $13.197      $ 8.247         6,961
                             2009        $ 8.247      $10.128         5,804
                             2010        $10.128      $11.394         1,117
                             2011        $11.394      $11.059         1,155
                             2012        $11.059      $12.677         1,084

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.325             0
                             2005        $10.325      $11.692             0
                             2006        $11.692      $11.902             0
                             2007        $11.902      $14.196             0
                             2008        $14.196      $ 7.050             0
                             2009        $ 7.050      $11.416             0
                             2010        $11.416      $13.725             0
                             2011        $13.725      $13.048             0
                             2012        $13.048      $14.591             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.782         6,297
                             2005        $12.782      $14.633        12,186
                             2006        $14.633      $19.753        14,523
                             2007        $19.753      $16.021        14,018
                             2008        $16.021      $ 9.730        19,497
                             2009        $ 9.730      $12.258        17,179
                             2010        $12.258      $15.568         9,958
                             2011        $15.568      $16.130         9,865
                             2012        $16.130      $18.285         9,702
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.039             0
                             2005        $12.039      $15.582             0
                             2006        $15.582      $21.313             0
                             2007        $21.313      $28.755             0
                             2008        $28.755      $ 9.929             0
                             2009        $ 9.929      $20.755             0
                             2010        $20.755      $25.813             0
                             2011        $25.813      $18.796             0
                             2012        $18.796      $23.922             0
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.386             0
                             2005        $12.386      $18.421             0
                             2006        $18.421      $22.487             0
                             2007        $22.487      $32.046             0
                             2008        $32.046      $16.927             0
                             2009        $16.927      $26.146             0
                             2010        $26.146      $33.132           512
                             2011        $33.132      $27.142           512
                             2012        $27.142      $27.513           512

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.863             0
                             2005        $ 9.863      $ 9.690             0
                             2006        $ 9.690      $10.324             0
                             2007        $10.324      $10.532             0
                             2008        $10.532      $ 8.974             0
                             2009        $ 8.974      $10.020             0
                             2010        $10.020      $10.313             0
                             2011        $10.313      $ 9.883             0
                             2012        $ 9.883      $ 9.818             0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.811         4,963
                             2005        $10.811      $10.976        12,583
                             2006        $10.976      $11.876        12,964
                             2007        $11.876      $11.605        12,915
                             2008        $11.605      $ 7.864        14,736
                             2009        $ 7.864      $11.941        13,067
                             2010        $11.941      $13.429         8,781
                             2011        $13.429      $13.335         8,467
                             2012        $13.335      $15.437         7,620



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH EBP (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.9



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.158             0
                             2005        $10.158      $11.364             0
                             2006        $11.364      $13.250             0
                             2007        $13.250      $17.293             0
                             2008        $17.293      $ 9.276           892
                             2009        $ 9.276      $13.698           815
                             2010        $13.698      $15.254           660
                             2011        $15.254      $14.855           659
                             2012        $14.855      $17.162           552
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.042             0
                             2005        $10.042      $10.995             0
                             2006        $10.995      $11.304             0
                             2007        $11.304      $13.251             0
                             2008        $13.251      $ 6.974         1,538
                             2009        $ 6.974      $10.064         1,364
                             2010        $10.064      $11.136           426
                             2011        $11.136      $10.830           425
                             2012        $10.830      $11.608           424
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.564             0
                             2005        $10.564      $11.341           137
                             2006        $11.341      $12.214           135
                             2007        $12.214      $15.711           142
                             2008        $15.711      $ 6.394        14,268
                             2009        $ 6.394      $ 9.481        12,988
                             2010        $ 9.481      $11.046        12,472
                             2011        $11.046      $ 9.895        12,477
                             2012        $ 9.895      $11.219        12,441

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.155             0
                             2005        $10.155      $10.329             0
                             2006        $10.329      $10.846             0
                             2007        $10.846      $12.240             0
                             2008        $12.240      $ 8.528         1,658
                             2009        $ 8.528      $10.761         1,242
                             2010        $10.761      $12.018         1,201
                             2011        $12.018      $11.447         1,102
                             2012        $11.447      $12.590           896
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.321           717
                             2005        $11.321      $12.942           718
                             2006        $12.942      $14.134         1,351
                             2007        $14.134      $16.247           944
                             2008        $16.247      $ 9.124        18,431
                             2009        $ 9.124      $12.113        16,271
                             2010        $12.113      $13.881        16,371
                             2011        $13.881      $13.225        16,283
                             2012        $13.225      $15.051        15,397
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.775           625
                             2005        $10.775      $11.149           210
                             2006        $11.149      $13.104         1,107
                             2007        $13.104      $13.004           898
                             2008        $13.004      $ 7.287         7,705
                             2009        $ 7.287      $ 9.276         3,904
                             2010        $ 9.276      $10.447         3,160
                             2011        $10.447      $10.305         2,990
                             2012        $10.305      $11.821         1,903
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.750           426
                             2005        $ 9.750      $10.081           439
                             2006        $10.081      $10.529           474
                             2007        $10.529      $13.069           188
                             2008        $13.069      $ 6.748         4,688
                             2009        $ 6.748      $ 8.462         2,001
                             2010        $ 8.462      $10.272         1,655
                             2011        $10.272      $10.064         1,596
                             2012        $10.064      $11.283         1,238
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.604         1,599
                             2005        $10.604      $10.866         1,191
                             2006        $10.866      $12.293         1,671
                             2007        $12.293      $12.670           666
                             2008        $12.670      $ 7.803        32,912
                             2009        $ 7.803      $ 9.658        30,308
                             2010        $ 9.658      $10.859        25,095
                             2011        $10.859      $10.832        23,744
                             2012        $10.832      $12.274        22,234

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.154         4,478
                             2005        $10.154      $10.140         4,814
                             2006        $10.140      $10.349         4,888
                             2007        $10.349      $10.555         1,973
                             2008        $10.555      $ 9.986        33,831
                             2009        $ 9.986      $11.300        26,436
                             2010        $11.300      $11.910        21,249
                             2011        $11.910      $12.494        20,152
                             2012        $12.494      $12.929        18,648
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.905         4,000
                             2005        $ 9.905      $ 9.977         3,554
                             2006        $ 9.977      $10.230         3,566
                             2007        $10.230      $10.522           538
                             2008        $10.522      $10.597        31,819
                             2009        $10.597      $10.434        23,675
                             2010        $10.434      $10.233        19,655
                             2011        $10.233      $10.030        18,638
                             2012        $10.030      $ 9.829        57,835
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.866           851
                             2005        $10.866      $12.649           931
                             2006        $12.649      $14.600           796
                             2007        $14.600      $16.746           584
                             2008        $16.746      $ 9.197         8,612
                             2009        $ 9.197      $11.376         7,199
                             2010        $11.376      $12.579         7,251
                             2011        $12.579      $10.190         7,927
                             2012        $10.190      $12.021         7,181
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.535           425
                             2005        $10.535      $11.741             0
                             2006        $11.741      $12.817             0
                             2007        $12.817      $15.416             0
                             2008        $15.416      $ 8.953         1,059
                             2009        $ 8.953      $11.169           235
                             2010        $11.169      $12.172             0
                             2011        $12.172      $11.147             0
                             2012        $11.147      $11.407             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.241             0
                             2005        $10.241      $10.898             0
                             2006        $10.898      $11.328            21
                             2007        $11.328      $12.402            21
                             2008        $12.402      $ 6.973           935
                             2009        $ 6.973      $ 8.249           895
                             2010        $ 8.249      $ 9.314           798
                             2011        $ 9.314      $ 8.387           660
                             2012        $ 8.387      $ 9.610             0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.752           828
                             2007        $10.752      $11.366           214
                             2008        $11.366      $ 7.761         1,752
                             2009        $ 7.761      $ 9.734           234
                             2010        $ 9.734      $10.422           233
                             2011        $10.422      $10.184           231
                             2012        $10.184      $11.338           230
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.593            28
                             2012        $11.593      $11.612             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.923         1,178
                             2005        $10.923      $11.483         1,143
                             2006        $11.483      $12.490           911
                             2007        $12.490      $13.375           463
                             2008        $13.375      $ 9.348        11,043
                             2009        $ 9.348      $11.896         9,240
                             2010        $11.896      $13.265         7,410
                             2011        $13.265      $12.154         7,669
                             2012        $12.154      $13.175         1,119
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.225           584
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.126             0
                             2005        $10.126      $10.249             0
                             2006        $10.249      $10.357             0
                             2007        $10.357      $10.861             0
                             2008        $10.861      $10.805         2,287
                             2009        $10.805      $10.680         1,210
                             2010        $10.680      $10.978            31
                             2011        $10.978      $11.021             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.017           705
                             2005        $11.017      $11.846           667
                             2006        $11.846      $13.465         1,905
                             2007        $13.465      $13.527         1,917
                             2008        $13.527      $ 8.986         8,195
                             2009        $ 8.986      $10.929         7,380
                             2010        $10.929      $12.017         9,608
                             2011        $12.017      $11.511         8,594
                             2012        $11.511      $12.898         8,143
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.045           152
                             2005        $11.045      $12.028           184
                             2006        $12.028      $12.368             0
                             2007        $12.368      $14.253             0
                             2008        $14.253      $ 7.425             0
                             2009        $ 7.425      $11.379             0
                             2010        $11.379      $14.194             0
                             2011        $14.194      $12.608             0
                             2012        $12.608      $13.792             0
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.681         2,464
                             2005        $10.681      $11.036         2,121
                             2006        $11.036      $12.215         1,950
                             2007        $12.215      $12.133           401
                             2008        $12.133      $ 5.719         1,960
                             2009        $ 5.719      $ 8.280         1,008
                             2010        $ 8.280      $ 8.678           551
                             2011        $ 8.678      $ 8.216           538
                             2012        $ 8.216      $ 9.472           516
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.848         1,470
                             2009        $ 6.848      $12.017             0
                             2010        $12.017      $14.723             0
                             2011        $14.723      $ 9.763           326
                             2012        $ 9.763      $10.828           313
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.235             0
                             2005        $11.235      $12.112             0
                             2006        $12.112      $13.659             0
                             2007        $13.659      $14.344             0
                             2008        $14.344      $10.136        25,459
                             2009        $10.136      $13.203        23,011
                             2010        $13.203      $14.927        20,178
                             2011        $14.927      $14.193        17,864
                             2012        $14.193      $15.409        12,201

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.925            0
                             2006        $10.925      $13.049            0
                             2007        $13.049      $12.005            0
                             2008        $12.005      $ 7.539          435
                             2009        $ 7.539      $ 7.129            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.561          735
                             2005        $10.561      $11.143          709
                             2006        $11.143      $12.059          687
                             2007        $12.059      $13.032          652
                             2008        $13.032      $10.720          725
                             2009        $10.720      $13.193        1,971
                             2010        $13.193      $13.979        2,003
                             2011        $13.979      $13.886        1,390
                             2012        $13.886      $15.428        1,374
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.249          373
                             2005        $11.249      $11.712          387
                             2006        $11.712      $13.552          378
                             2007        $13.552      $15.703          153
                             2008        $15.703      $14.747            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.422        1,508
                             2005        $11.422      $12.600        1,508
                             2006        $12.600      $13.474        1,508
                             2007        $13.474      $18.040            0
                             2008        $18.040      $ 9.845        2,019
                             2009        $ 9.845      $14.088        1,614
                             2010        $14.088      $14.701        1,184
                             2011        $14.701      $13.408        1,184
                             2012        $13.408      $16.274        1,184
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.271          372
                             2005        $11.271      $12.251          366
                             2006        $12.251      $13.300          381
                             2007        $13.300      $13.832          177
                             2008        $13.832      $ 8.642        1,677
                             2009        $ 8.642      $10.380        1,612

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.466            0
                             2008        $ 9.466      $ 5.883            0
                             2009        $ 5.883      $ 7.458            0
                             2010        $ 7.458      $ 8.523            0
                             2011        $ 8.523      $ 7.835            0
                             2012        $ 7.835      $ 8.828            0
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.705            0
                             2008        $ 9.705      $ 6.123          764
                             2009        $ 6.123      $ 7.470          763
                             2010        $ 7.470      $ 8.014          762
                             2011        $ 8.014      $ 8.243          761
                             2012        $ 8.243      $ 9.411          761
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.262          436
                             2005        $10.262      $10.432            0
                             2006        $10.432      $12.051            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.359            0
                             2005        $10.359      $10.755            0
                             2006        $10.755      $12.412            0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.588          423
                             2005        $10.588      $10.589            0
                             2006        $10.589      $11.415          470
                             2007        $11.415      $11.358          470
                             2008        $11.358      $ 7.940        2,974
                             2009        $ 7.940      $11.301        1,568
                             2010        $11.301      $12.669        1,336
                             2011        $12.669      $12.895        1,030
                             2012        $12.895      $14.460          926
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.408            0
                             2005        $10.408      $10.632            0
                             2006        $10.632      $11.181            0
                             2007        $11.181      $12.164            0
                             2008        $12.164      $ 7.512        5,811
                             2009        $ 7.512      $10.240        4,949
                             2010        $10.240      $11.255        4,799
                             2011        $11.255      $11.071        4,366
                             2012        $11.071      $12.660        3,980

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.745          417
                             2005        $10.745      $11.270            0
                             2006        $11.270      $12.447            0
                             2007        $12.447      $13.421            0
                             2008        $13.421      $ 8.779        2,817
                             2009        $ 8.779      $10.888        2,499
                             2010        $10.888      $11.831        2,229
                             2011        $11.831      $11.314        1,757
                             2012        $11.314      $13.176        1,313
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.885          541
                             2005        $ 9.885      $10.175          109
                             2006        $10.175      $11.262            0
                             2007        $11.262      $11.284            0
                             2008        $11.284      $ 6.688        1,390
                             2009        $ 6.688      $10.678        1,024
                             2010        $10.678      $14.225          751
                             2011        $14.225      $12.478          617
                             2012        $12.478      $14.783          498
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.719        1,911
                             2005        $10.719      $10.778        1,493
                             2006        $10.778      $11.791        3,335
                             2007        $11.791      $12.008        1,842
                             2008        $12.008      $ 9.141        6,555
                             2009        $ 9.141      $10.546        4,746
                             2010        $10.546      $11.331        3,567
                             2011        $11.331      $11.281        3,590
                             2012        $11.281      $12.263        3,401
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.108          781
                             2005        $11.108      $11.590          385
                             2006        $11.590      $13.688          796
                             2007        $13.688      $14.432          592
                             2008        $14.432      $ 9.512        6,545
                             2009        $ 9.512      $11.415        6,438
                             2010        $11.415      $12.441        3,588
                             2011        $12.441      $12.136        3,663
                             2012        $12.136      $13.782        3,450
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.322          588
                             2005        $11.322      $12.656          707
                             2006        $12.656      $14.558          687
                             2007        $14.558      $15.133          278
                             2008        $15.133      $ 8.849        5,618
                             2009        $ 8.849      $12.084        3,953
                             2010        $12.084      $13.702        1,711
                             2011        $13.702      $12.284        1,539
                             2012        $12.284      $14.560        1,301

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.256         1,226
                             2005        $11.256      $12.103         1,245
                             2006        $12.103      $13.600         1,922
                             2007        $13.600      $13.141         1,227
                             2008        $13.141      $ 7.984        18,988
                             2009        $ 7.984      $10.710        16,341
                             2010        $10.710      $12.916        13,708
                             2011        $12.916      $12.356        13,567
                             2012        $12.356      $14.248        13,354
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.671             0
                             2006        $11.671      $11.747             0
                             2007        $11.747      $12.206             0
                             2008        $12.206      $ 6.075            87
                             2009        $ 6.075      $ 7.874            86
                             2010        $ 7.874      $ 9.812            85
                             2011        $ 9.812      $ 9.697            85
                             2012        $ 9.697      $11.039            84
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.319           434
                             2005        $10.319      $10.634           301
                             2006        $10.634      $10.650           323
                             2007        $10.650      $10.816           354
                             2008        $10.816      $10.347         9,844
                             2009        $10.347      $11.725         8,141
                             2010        $11.725      $12.467         9,292
                             2011        $12.467      $13.045         8,992
                             2012        $13.045      $14.170         8,864
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.899           976
                             2005        $ 9.899      $ 9.970           885
                             2006        $ 9.970      $10.222           694
                             2007        $10.222      $10.506           704
                             2008        $10.506      $10.528        22,117
                             2009        $10.528      $10.329        10,198
                             2010        $10.329      $10.127         9,982
                             2011        $10.127      $ 9.931         3,992
                             2012        $ 9.931      $ 9.738         3,813
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.533           822
                             2005        $10.533      $10.538         1,121
                             2006        $10.538      $10.401         1,146
                             2007        $10.401      $11.280           362
                             2008        $11.280      $10.276        11,204
                             2009        $10.276      $11.923         8,997
                             2010        $11.923      $12.633         7,079
                             2011        $12.633      $13.826         6,656
                             2012        $13.826      $14.735         6,329

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.221         1,678
                             2005        $10.221      $10.262         1,552
                             2006        $10.262      $10.445         1,596
                             2007        $10.445      $11.132           869
                             2008        $11.132      $11.435        42,191
                             2009        $11.435      $12.784        35,628
                             2010        $12.784      $13.545        31,262
                             2011        $13.545      $13.754        29,001
                             2012        $13.754      $14.771        20,020
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.757           387
                             2005        $10.757      $10.831           790
                             2006        $10.831      $11.762           534
                             2007        $11.762      $11.014           316
                             2008        $11.014      $ 7.428         1,863
                             2009        $ 7.428      $ 7.152             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.162           852
                             2005        $11.162      $10.444           540
                             2006        $10.444      $11.399           450
                             2007        $11.399      $11.876           202
                             2008        $11.876      $10.728             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.427             0
                             2005        $10.427      $10.795           391
                             2006        $10.795      $11.567           603
                             2007        $11.567      $12.750           603
                             2008        $12.750      $ 7.165        18,276
                             2009        $ 7.165      $ 9.957        12,885
                             2010        $ 9.957      $11.319        10,891
                             2011        $11.319      $11.244         9,568
                             2012        $11.244      $12.992         8,218
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.039         1,913
                             2005        $11.039      $11.219         1,637
                             2006        $11.219      $13.046         2,122
                             2007        $13.046      $13.171           609
                             2008        $13.171      $ 8.226        15,396
                             2009        $ 8.226      $10.097        12,397
                             2010        $10.097      $11.354        11,094
                             2011        $11.354      $11.014        10,547
                             2012        $11.014      $12.620         9,524

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.321             0
                             2005        $10.321      $11.681             0
                             2006        $11.681      $11.884            42
                             2007        $11.884      $14.168            42
                             2008        $14.168      $ 7.033           639
                             2009        $ 7.033      $11.382            91
                             2010        $11.382      $13.676             0
                             2011        $13.676      $12.996             0
                             2012        $12.996      $14.525             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.776           568
                             2005        $12.776      $14.618         2,214
                             2006        $14.618      $19.724           961
                             2007        $19.724      $15.989           777
                             2008        $15.989      $ 9.705        28,148
                             2009        $ 9.705      $12.221        27,005
                             2010        $12.221      $15.514        21,492
                             2011        $15.514      $16.065        20,907
                             2012        $16.065      $18.202        10,394
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.033           857
                             2005        $12.033      $15.567         1,190
                             2006        $15.567      $21.281           676
                             2007        $21.281      $28.698           252
                             2008        $28.698      $ 9.905         1,306
                             2009        $ 9.905      $20.693         1,015
                             2010        $20.693      $25.722           786
                             2011        $25.722      $18.720           707
                             2012        $18.720      $23.813           683
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.380             0
                             2005        $12.380      $18.403           112
                             2006        $18.403      $22.454            81
                             2007        $22.454      $31.982            79
                             2008        $31.982      $16.885         1,656
                             2009        $16.885      $26.067         1,045
                             2010        $26.067      $33.015           695
                             2011        $33.015      $27.033           673
                             2012        $27.033      $27.388           588

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.858           873
                             2005        $ 9.858      $ 9.681           464
                             2006        $ 9.681      $10.309           498
                             2007        $10.309      $10.511           235
                             2008        $10.511      $ 8.952           551
                             2009        $ 8.952      $ 9.989           624
                             2010        $ 9.989      $10.277           705
                             2011        $10.277      $ 9.843           778
                             2012        $ 9.843      $ 9.774           598
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.806         2,120
                             2005        $10.806      $10.966         2,777
                             2006        $10.966      $11.859         2,515
                             2007        $11.859      $11.582           903
                             2008        $11.582      $ 7.845        12,802
                             2009        $ 7.845      $11.905         7,831
                             2010        $11.905      $13.381         5,059
                             2011        $13.381      $13.281         4,409
                             2012        $13.281      $15.367         3,988



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

           WITH EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.0



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.148            0
                             2005        $10.148      $11.342            0
                             2006        $11.342      $13.210            0
                             2007        $13.210      $17.224            0
                             2008        $17.224      $ 9.229        2,212
                             2009        $ 9.229      $13.616        1,983
                             2010        $13.616      $15.146        4,601
                             2011        $15.146      $14.736        2,012
                             2012        $14.736      $17.007        1,971
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.033            0
                             2005        $10.033      $10.974            0
                             2006        $10.974      $11.270            0
                             2007        $11.270      $13.199            0
                             2008        $13.199      $ 6.939        1,813
                             2009        $ 6.939      $10.003          271
                             2010        $10.003      $11.057          268
                             2011        $11.057      $10.743          265
                             2012        $10.743      $11.503          272
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.554            0
                             2005        $10.554      $11.319            0
                             2006        $11.319      $12.177            0
                             2007        $12.177      $15.648            0
                             2008        $15.648      $ 6.362        6,222
                             2009        $ 6.362      $ 9.424        3,353
                             2010        $ 9.424      $10.968        3,421
                             2011        $10.968      $ 9.816        3,589
                             2012        $ 9.816      $11.117        2,501

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.146            0
                             2005        $10.146      $10.309            0
                             2006        $10.309      $10.813            0
                             2007        $10.813      $12.191            0
                             2008        $12.191      $ 8.485        5,702
                             2009        $ 8.485      $10.696        5,339
                             2010        $10.696      $11.934        4,968
                             2011        $11.934      $11.355        4,752
                             2012        $11.355      $12.476        4,536
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.311            0
                             2005        $11.311      $12.917            0
                             2006        $12.917      $14.092            0
                             2007        $14.092      $16.182            0
                             2008        $16.182      $ 9.079        8,088
                             2009        $ 9.079      $12.040        5,836
                             2010        $12.040      $13.783        5,460
                             2011        $13.783      $13.118        5,899
                             2012        $13.118      $14.915        4,859
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.765            0
                             2005        $10.765      $11.127            0
                             2006        $11.127      $13.065            0
                             2007        $13.065      $12.952            0
                             2008        $12.952      $ 7.251        8,265
                             2009        $ 7.251      $ 9.220        8,091
                             2010        $ 9.220      $10.373        2,975
                             2011        $10.373      $10.222        3,658
                             2012        $10.222      $11.714        1,891
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.741            0
                             2005        $ 9.741      $10.062            0
                             2006        $10.062      $10.498            0
                             2007        $10.498      $13.016            0
                             2008        $13.016      $ 6.714        2,303
                             2009        $ 6.714      $ 8.411        2,571
                             2010        $ 8.411      $10.200        2,136
                             2011        $10.200      $ 9.983        2,695
                             2012        $ 9.983      $11.180        2,041

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.594             0
                             2005        $10.594      $10.845             0
                             2006        $10.845      $12.257             0
                             2007        $12.257      $12.620             0
                             2008        $12.620      $ 7.764        12,992
                             2009        $ 7.764      $ 9.600         8,947
                             2010        $ 9.600      $10.782         5,824
                             2011        $10.782      $10.745         5,859
                             2012        $10.745      $12.163         5,695
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.145             0
                             2005        $10.145      $10.120             0
                             2006        $10.120      $10.318             0
                             2007        $10.318      $10.513             0
                             2008        $10.513      $ 9.936         8,137
                             2009        $ 9.936      $11.232         6,423
                             2010        $11.232      $11.826         5,419
                             2011        $11.826      $12.393         4,604
                             2012        $12.393      $12.812         6,424
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.896             0
                             2005        $ 9.896      $ 9.958             0
                             2006        $ 9.958      $10.200             0
                             2007        $10.200      $10.480             0
                             2008        $10.480      $10.544        32,210
                             2009        $10.544      $10.371        10,057
                             2010        $10.371      $10.161         9,033
                             2011        $10.161      $ 9.949         8,566
                             2012        $ 9.949      $ 9.740         6,620
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.856             0
                             2005        $10.856      $12.625             0
                             2006        $12.625      $14.557             0
                             2007        $14.557      $16.680             0
                             2008        $16.680      $ 9.151         4,791
                             2009        $ 9.151      $11.307         4,373
                             2010        $11.307      $12.490         4,191
                             2011        $12.490      $10.108         4,816
                             2012        $10.108      $11.912         4,431
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.526             0
                             2005        $10.526      $11.718             0
                             2006        $11.718      $12.779             0
                             2007        $12.779      $15.355             0
                             2008        $15.355      $ 8.908             1
                             2009        $ 8.908      $11.102           409
                             2010        $11.102      $12.087           183
                             2011        $12.087      $11.057           483
                             2012        $11.057      $11.304           119

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.232            0
                             2005        $10.232      $10.877            0
                             2006        $10.877      $11.294            0
                             2007        $11.294      $12.353            0
                             2008        $12.353      $ 6.938          142
                             2009        $ 6.938      $ 8.200          142
                             2010        $ 8.200      $ 9.248          142
                             2011        $ 9.248      $ 8.320          142
                             2012        $ 8.320      $ 9.530            0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.745            0
                             2007        $10.745      $11.347            0
                             2008        $11.347      $ 7.740        4,163
                             2009        $ 7.740      $ 9.698        3,963
                             2010        $ 9.698      $10.372        2,964
                             2011        $10.372      $10.125        2,895
                             2012        $10.125      $11.261        2,774
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.500          772
                             2012        $11.500      $11.507          395
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.913            0
                             2005        $10.913      $11.461            0
                             2006        $11.461      $12.453            0
                             2007        $12.453      $13.322            0
                             2008        $13.322      $ 9.301        5,011
                             2009        $ 9.301      $11.824        3,173
                             2010        $11.824      $13.171        2,724
                             2011        $13.171      $12.057        2,761
                             2012        $12.057      $13.056        2,318
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.142          367
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.117            0
                             2005        $10.117      $10.229            0
                             2006        $10.229      $10.326            0
                             2007        $10.326      $10.818            0
                             2008        $10.818      $10.751        3,095
                             2009        $10.751      $10.616        1,679
                             2010        $10.616      $10.900          967
                             2011        $10.900      $10.940            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.006             0
                             2005        $11.006      $11.823             0
                             2006        $11.823      $13.425             0
                             2007        $13.425      $13.473             0
                             2008        $13.473      $ 8.941        10,380
                             2009        $ 8.941      $10.864        10,965
                             2010        $10.864      $11.932         8,005
                             2011        $11.932      $11.418         7,975
                             2012        $11.418      $12.782         6,919
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.035             0
                             2005        $11.035      $12.004             0
                             2006        $12.004      $12.331             0
                             2007        $12.331      $14.196             0
                             2008        $14.196      $ 7.388           908
                             2009        $ 7.388      $11.311         1,675
                             2010        $11.311      $14.094         3,034
                             2011        $14.094      $12.507         2,939
                             2012        $12.507      $13.667         2,829
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.671             0
                             2005        $10.671      $11.014             0
                             2006        $11.014      $12.179             0
                             2007        $12.179      $12.085             0
                             2008        $12.085      $ 5.690         5,172
                             2009        $ 5.690      $ 8.230         4,860
                             2010        $ 8.230      $ 8.616         5,990
                             2011        $ 8.616      $ 8.149         5,975
                             2012        $ 8.149      $ 9.386         5,884
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.813         1,692
                             2009        $ 6.813      $11.945         1,598
                             2010        $11.945      $14.620         1,557
                             2011        $14.620      $ 9.684         1,556
                             2012        $ 9.684      $10.730         1,556
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.225             0
                             2005        $11.225      $12.089             0
                             2006        $12.089      $13.619             0
                             2007        $13.619      $14.287             0
                             2008        $14.287      $10.085         7,350
                             2009        $10.085      $13.123         5,424
                             2010        $13.123      $14.822         4,331
                             2011        $14.822      $14.079         4,570
                             2012        $14.079      $15.270         3,154

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.918            0
                             2006        $10.918      $13.027            0
                             2007        $13.027      $11.972            0
                             2008        $11.972      $ 7.511        1,246
                             2009        $ 7.511      $ 7.100            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.551            0
                             2005        $10.551      $11.122            0
                             2006        $11.122      $12.023            0
                             2007        $12.023      $12.980            0
                             2008        $12.980      $10.666        7,141
                             2009        $10.666      $13.114        5,509
                             2010        $13.114      $13.881        5,233
                             2011        $13.881      $13.774        4,968
                             2012        $13.774      $15.288        4,189
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.239            0
                             2005        $11.239      $11.690            0
                             2006        $11.690      $13.512            0
                             2007        $13.512      $15.641            0
                             2008        $15.641      $14.684            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.411            0
                             2005        $11.411      $12.575            0
                             2006        $12.575      $13.434            0
                             2007        $13.434      $17.968            0
                             2008        $17.968      $ 9.796          866
                             2009        $ 9.796      $14.003          620
                             2010        $14.003      $14.598          619
                             2011        $14.598      $13.300        1,081
                             2012        $13.300      $16.126          849
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.260            0
                             2005        $11.260      $12.228            0
                             2006        $12.228      $13.261            0
                             2007        $13.261      $13.777            0
                             2008        $13.777      $ 8.599          577
                             2009        $ 8.599      $10.317          366

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.459            0
                             2008        $ 9.459      $ 5.873          157
                             2009        $ 5.873      $ 7.438          131
                             2010        $ 7.438      $ 8.491          124
                             2011        $ 8.491      $ 7.798           31
                             2012        $ 7.798      $ 8.777            0
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.698            0
                             2008        $ 9.698      $ 6.112           42
                             2009        $ 6.112      $ 7.450           40
                             2010        $ 7.450      $ 7.984           41
                             2011        $ 7.984      $ 8.204           40
                             2012        $ 8.204      $ 9.356           37
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.253            0
                             2005        $10.253      $10.411            0
                             2006        $10.411      $12.016            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.349            0
                             2005        $10.349      $10.734            0
                             2006        $10.734      $12.375            0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.578            0
                             2005        $10.578      $10.569            0
                             2006        $10.569      $11.382            0
                             2007        $11.382      $11.313            0
                             2008        $11.313      $ 7.901        6,496
                             2009        $ 7.901      $11.233        5,026
                             2010        $11.233      $12.580        5,042
                             2011        $12.580      $12.791        4,713
                             2012        $12.791      $14.329        3,878
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.399            0
                             2005        $10.399      $10.611            0
                             2006        $10.611      $11.148            0
                             2007        $11.148      $12.116            0
                             2008        $12.116      $ 7.475        3,472
                             2009        $ 7.475      $10.179        3,243
                             2010        $10.179      $11.176        2,796
                             2011        $11.176      $10.982        2,786
                             2012        $10.982      $12.545        2,726

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.735             0
                             2005        $10.735      $11.248             0
                             2006        $11.248      $12.411             0
                             2007        $12.411      $13.367             0
                             2008        $13.367      $ 8.735           791
                             2009        $ 8.735      $10.822         1,337
                             2010        $10.822      $11.748         1,213
                             2011        $11.748      $11.224         1,043
                             2012        $11.224      $13.057           902
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.876             0
                             2005        $ 9.876      $10.155             0
                             2006        $10.155      $11.228             0
                             2007        $11.228      $11.239             0
                             2008        $11.239      $ 6.654         1,853
                             2009        $ 6.654      $10.613         2,483
                             2010        $10.613      $14.125         3,909
                             2011        $14.125      $12.378         3,841
                             2012        $12.378      $14.650         3,317
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.709             0
                             2005        $10.709      $10.757             0
                             2006        $10.757      $11.756             0
                             2007        $11.756      $11.960             0
                             2008        $11.960      $ 9.095        12,294
                             2009        $ 9.095      $10.483        10,700
                             2010        $10.483      $11.251         7,267
                             2011        $11.251      $11.190         6,824
                             2012        $11.190      $12.152         6,209
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.097             0
                             2005        $11.097      $11.568             0
                             2006        $11.568      $13.648             0
                             2007        $13.648      $14.374             0
                             2008        $14.374      $ 9.464         1,222
                             2009        $ 9.464      $11.346         1,559
                             2010        $11.346      $12.354         1,111
                             2011        $12.354      $12.038         1,032
                             2012        $12.038      $13.657           959
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.312             0
                             2005        $11.312      $12.632             0
                             2006        $12.632      $14.515             0
                             2007        $14.515      $15.072             0
                             2008        $15.072      $ 8.804         5,985
                             2009        $ 8.804      $12.012         5,293
                             2010        $12.012      $13.606         6,574
                             2011        $13.606      $12.185         6,427
                             2012        $12.185      $14.428         5,383

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.245             0
                             2005        $11.245      $12.079             0
                             2006        $12.079      $13.560             0
                             2007        $13.560      $13.089             0
                             2008        $13.089      $ 7.944         5,504
                             2009        $ 7.944      $10.645         4,884
                             2010        $10.645      $12.825         4,510
                             2011        $12.825      $12.257         4,369
                             2012        $12.257      $14.119         3,783
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.663             0
                             2006        $11.663      $11.727             0
                             2007        $11.727      $12.172             0
                             2008        $12.172      $ 6.052           684
                             2009        $ 6.052      $ 7.836           523
                             2010        $ 7.836      $ 9.756         2,804
                             2011        $ 9.756      $ 9.631         2,573
                             2012        $ 9.631      $10.953         2,360
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.310             0
                             2005        $10.310      $10.614             0
                             2006        $10.614      $10.619             0
                             2007        $10.619      $10.772             0
                             2008        $10.772      $10.295         1,059
                             2009        $10.295      $11.654         1,204
                             2010        $11.654      $12.379         1,213
                             2011        $12.379      $12.940         1,135
                             2012        $12.940      $14.042         1,141
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.890             0
                             2005        $ 9.890      $ 9.951             0
                             2006        $ 9.951      $10.192             0
                             2007        $10.192      $10.464             0
                             2008        $10.464      $10.475        33,726
                             2009        $10.475      $10.267        27,652
                             2010        $10.267      $10.056        15,987
                             2011        $10.056      $ 9.851        12,817
                             2012        $ 9.851      $ 9.650         6,341

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.523             0
                             2005        $10.523      $10.517             0
                             2006        $10.517      $10.370             0
                             2007        $10.370      $11.235             0
                             2008        $11.235      $10.225         6,340
                             2009        $10.225      $11.852         6,080
                             2010        $11.852      $12.544         9,891
                             2011        $12.544      $13.715         5,329
                             2012        $13.715      $14.602         5,449
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.212             0
                             2005        $10.212      $10.242             0
                             2006        $10.242      $10.414             0
                             2007        $10.414      $11.088             0
                             2008        $11.088      $11.378         6,794
                             2009        $11.378      $12.707         6,216
                             2010        $12.707      $13.450         6,982
                             2011        $13.450      $13.643         3,449
                             2012        $13.643      $14.637         4,378
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.750             0
                             2005        $10.750      $10.813             0
                             2006        $10.813      $11.730             0
                             2007        $11.730      $10.973             0
                             2008        $10.973      $ 7.393           997
                             2009        $ 7.393      $ 7.115             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.151             0
                             2005        $11.151      $10.423             0
                             2006        $10.423      $11.365             0
                             2007        $11.365      $11.829             0
                             2008        $11.829      $10.685             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.417             0
                             2005        $10.417      $10.774             0
                             2006        $10.774      $11.533             0
                             2007        $11.533      $12.699             0
                             2008        $12.699      $ 7.130         6,422
                             2009        $ 7.130      $ 9.897         5,969
                             2010        $ 9.897      $11.240         3,905
                             2011        $11.240      $11.154         3,643
                             2012        $11.154      $12.874         3,535
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.029             0
                             2005        $11.029      $11.197             0
                             2006        $11.197      $13.007             0
                             2007        $13.007      $13.118             0
                             2008        $13.118      $ 8.185        12,005
                             2009        $ 8.185      $10.036        11,529
                             2010        $10.036      $11.274         8,979
                             2011        $11.274      $10.926         8,687
                             2012        $10.926      $12.506         7,853

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.311            0
                             2005        $10.311      $11.658            0
                             2006        $11.658      $11.849            0
                             2007        $11.849      $14.111            0
                             2008        $14.111      $ 6.997        2,412
                             2009        $ 6.997      $11.313        2,172
                             2010        $11.313      $13.580        1,591
                             2011        $13.580      $12.891        1,594
                             2012        $12.891      $14.394        1,208
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.764            0
                             2005        $12.764      $14.590            0
                             2006        $14.590      $19.666            0
                             2007        $19.666      $15.925            0
                             2008        $15.925      $ 9.657        3,507
                             2009        $ 9.657      $12.148        2,547
                             2010        $12.148      $15.405        2,238
                             2011        $15.405      $15.936        2,373
                             2012        $15.936      $18.037        1,697
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.022            0
                             2005        $12.022      $15.536            0
                             2006        $15.536      $21.218            0
                             2007        $21.218      $28.584            0
                             2008        $28.584      $ 9.855        1,602
                             2009        $ 9.855      $20.568        1,715
                             2010        $20.568      $25.541        3,485
                             2011        $25.541      $18.570        1,965
                             2012        $18.570      $23.598        1,921
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.369            0
                             2005        $12.369      $18.368            0
                             2006        $18.368      $22.387            0
                             2007        $22.387      $31.855            0
                             2008        $31.855      $16.800        1,461
                             2009        $16.800      $25.911        1,612
                             2010        $25.911      $32.783        2,593
                             2011        $32.783      $26.816        1,214
                             2012        $26.816      $27.140        1,183

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.849            0
                             2005        $ 9.849      $ 9.662            0
                             2006        $ 9.662      $10.278            0
                             2007        $10.278      $10.469            0
                             2008        $10.469      $ 8.907          697
                             2009        $ 8.907      $ 9.929            0
                             2010        $ 9.929      $10.204            0
                             2011        $10.204      $ 9.764            0
                             2012        $ 9.764      $ 9.685            0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.796            0
                             2005        $10.796      $10.944            0
                             2006        $10.944      $11.824            0
                             2007        $11.824      $11.536            0
                             2008        $11.536      $ 7.806        5,887
                             2009        $ 7.806      $11.833        3,715
                             2010        $11.833      $13.287        3,300
                             2011        $13.287      $13.174        3,215
                             2012        $13.174      $15.228        2,775



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.05



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.144          0
                             2005        $10.144      $11.331          0
                             2006        $11.331      $13.191          0
                             2007        $13.191      $17.190          0
                             2008        $17.190      $ 9.206          0
                             2009        $ 9.206      $13.575          0
                             2010        $13.575      $15.093          0
                             2011        $15.093      $14.677          0
                             2012        $14.677      $16.930          0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.028          0
                             2005        $10.028      $10.963          0
                             2006        $10.963      $11.254          0
                             2007        $11.254      $13.172          0
                             2008        $13.172      $ 6.922          0
                             2009        $ 6.922      $ 9.973          0
                             2010        $ 9.973      $11.018          0
                             2011        $11.018      $10.700          0
                             2012        $10.700      $11.451          0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.549          0
                             2005        $10.549      $11.308          0
                             2006        $11.308      $12.159          0
                             2007        $12.159      $15.617          0
                             2008        $15.617      $ 6.346          0
                             2009        $ 6.346      $ 9.395          0
                             2010        $ 9.395      $10.930          0
                             2011        $10.930      $ 9.776          0
                             2012        $ 9.776      $11.067          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.141            0
                             2005        $10.141      $10.299            0
                             2006        $10.299      $10.797            0
                             2007        $10.797      $12.167            0
                             2008        $12.167      $ 8.464            0
                             2009        $ 8.464      $10.664            0
                             2010        $10.664      $11.892            0
                             2011        $11.892      $11.309            0
                             2012        $11.309      $12.419            0
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.305            0
                             2005        $11.305      $12.905            0
                             2006        $12.905      $14.072            0
                             2007        $14.072      $16.150            0
                             2008        $16.150      $ 9.056        2,514
                             2009        $ 9.056      $12.004        2,248
                             2010        $12.004      $13.734        2,210
                             2011        $13.734      $13.065        2,016
                             2012        $13.065      $14.847        1,815
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.760            0
                             2005        $10.760      $11.116            0
                             2006        $11.116      $13.046            0
                             2007        $13.046      $12.926            0
                             2008        $12.926      $ 7.233          336
                             2009        $ 7.233      $ 9.192          324
                             2010        $ 9.192      $10.337            0
                             2011        $10.337      $10.181            0
                             2012        $10.181      $11.661            0
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.736            0
                             2005        $ 9.736      $10.052            0
                             2006        $10.052      $10.483            0
                             2007        $10.483      $12.991            0
                             2008        $12.991      $ 6.697            0
                             2009        $ 6.697      $ 8.386            0
                             2010        $ 8.386      $10.164            0
                             2011        $10.164      $ 9.943            0
                             2012        $ 9.943      $11.130            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.589            0
                             2005        $10.589      $10.834            0
                             2006        $10.834      $12.239            0
                             2007        $12.239      $12.595            0
                             2008        $12.595      $ 7.744        3,381
                             2009        $ 7.744      $ 9.571        3,053
                             2010        $ 9.571      $10.744        2,460
                             2011        $10.744      $10.701        1,946
                             2012        $10.701      $12.108        1,714
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.140            0
                             2005        $10.140      $10.110            0
                             2006        $10.110      $10.303            0
                             2007        $10.303      $10.492            0
                             2008        $10.492      $ 9.911          218
                             2009        $ 9.911      $11.198           87
                             2010        $11.198      $11.785            0
                             2011        $11.785      $12.343            0
                             2012        $12.343      $12.754            0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.892            0
                             2005        $ 9.892      $ 9.948            0
                             2006        $ 9.948      $10.185            0
                             2007        $10.185      $10.459            0
                             2008        $10.459      $10.517        2,550
                             2009        $10.517      $10.340        2,566
                             2010        $10.340      $10.125        1,882
                             2011        $10.125      $ 9.909        4,184
                             2012        $ 9.909      $ 9.696        3,750
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.850            0
                             2005        $10.850      $12.612            0
                             2006        $12.612      $14.535            0
                             2007        $14.535      $16.646            0
                             2008        $16.646      $ 9.128        1,791
                             2009        $ 9.128      $11.273        1,620
                             2010        $11.273      $12.446        1,478
                             2011        $12.446      $10.067        1,398
                             2012        $10.067      $11.858        1,253
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.521            0
                             2005        $10.521      $11.707            0
                             2006        $11.707      $12.760            0
                             2007        $12.760      $15.324            0
                             2008        $15.324      $ 8.886            0
                             2009        $ 8.886      $11.068            0
                             2010        $11.068      $12.044            0
                             2011        $12.044      $11.012            0
                             2012        $11.012      $11.253            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.227           0
                             2005        $10.227      $10.866           0
                             2006        $10.866      $11.277           0
                             2007        $11.277      $12.328           0
                             2008        $12.328      $ 6.921         353
                             2009        $ 6.921      $ 8.175         377
                             2010        $ 8.175      $ 9.216         374
                             2011        $ 9.216      $ 8.286         306
                             2012        $ 8.286      $ 9.490           0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.741           0
                             2007        $10.741      $11.337           0
                             2008        $11.337      $ 7.729           0
                             2009        $ 7.729      $ 9.679           0
                             2010        $ 9.679      $10.347           0
                             2011        $10.347      $10.096           0
                             2012        $10.096      $11.223           0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.453           0
                             2012        $11.453      $11.455           0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.908           0
                             2005        $10.908      $11.449           0
                             2006        $11.449      $12.434           0
                             2007        $12.434      $13.295           0
                             2008        $13.295      $ 9.278         467
                             2009        $ 9.278      $11.789         436
                             2010        $11.789      $13.125         415
                             2011        $13.125      $12.008         326
                             2012        $12.008      $12.997         280
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.100         265
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.112           0
                             2005        $10.112      $10.220           0
                             2006        $10.220      $10.311           0
                             2007        $10.311      $10.796           0
                             2008        $10.796      $10.724         217
                             2009        $10.724      $10.584          86
                             2010        $10.584      $10.862           0
                             2011        $10.862      $10.899           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.001            0
                             2005        $11.001      $11.812            0
                             2006        $11.812      $13.405            0
                             2007        $13.405      $13.446            0
                             2008        $13.446      $ 8.919        1,956
                             2009        $ 8.919      $10.831        1,742
                             2010        $10.831      $11.890        1,557
                             2011        $11.890      $11.372        1,387
                             2012        $11.372      $12.724        1,225
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.030            0
                             2005        $11.030      $11.993            0
                             2006        $11.993      $12.313            0
                             2007        $12.313      $14.167            0
                             2008        $14.167      $ 7.370            0
                             2009        $ 7.370      $11.277            0
                             2010        $11.277      $14.044            0
                             2011        $14.044      $12.456            0
                             2012        $12.456      $13.605            0
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.666            0
                             2005        $10.666      $11.004            0
                             2006        $11.004      $12.161            0
                             2007        $12.161      $12.061            0
                             2008        $12.061      $ 5.676            0
                             2009        $ 5.676      $ 8.205            0
                             2010        $ 8.205      $ 8.586            0
                             2011        $ 8.586      $ 8.117            0
                             2012        $ 8.117      $ 9.344            0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.796          200
                             2009        $ 6.796      $11.909          147
                             2010        $11.909      $14.568          132
                             2011        $14.568      $ 9.645            0
                             2012        $ 9.645      $10.681            0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.219            0
                             2005        $11.219      $12.077            0
                             2006        $12.077      $13.598            0
                             2007        $13.598      $14.259            0
                             2008        $14.259      $10.060        1,357
                             2009        $10.060      $13.084        1,223
                             2010        $13.084      $14.770        1,104
                             2011        $14.770      $14.022          995
                             2012        $14.022      $15.200          891

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.914            0
                             2006        $10.914      $13.016            0
                             2007        $13.016      $11.956            0
                             2008        $11.956      $ 7.497            0
                             2009        $ 7.497      $ 7.086            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.546            0
                             2005        $10.546      $11.111            0
                             2006        $11.111      $12.005            0
                             2007        $12.005      $12.954            0
                             2008        $12.954      $10.640            0
                             2009        $10.640      $13.074          334
                             2010        $13.074      $13.832          348
                             2011        $13.832      $13.719            0
                             2012        $13.719      $15.219            0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.233            0
                             2005        $11.233      $11.678            0
                             2006        $11.678      $13.492            0
                             2007        $13.492      $15.610            0
                             2008        $15.610      $14.652            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.406            0
                             2005        $11.406      $12.563            0
                             2006        $12.563      $13.414            0
                             2007        $13.414      $17.933            0
                             2008        $17.933      $ 9.771            0
                             2009        $ 9.771      $13.961            0
                             2010        $13.961      $14.546        1,269
                             2011        $14.546      $13.246        1,143
                             2012        $13.246      $16.053        1,024
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.255            0
                             2005        $11.255      $12.216            0
                             2006        $12.216      $13.241            0
                             2007        $13.241      $13.749            0
                             2008        $13.749      $ 8.578        1,339
                             2009        $ 8.578      $10.286        1,206

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.456           0
                             2008        $ 9.456      $ 5.868           0
                             2009        $ 5.868      $ 7.428           0
                             2010        $ 7.428      $ 8.475           0
                             2011        $ 8.475      $ 7.779           0
                             2012        $ 7.779      $ 8.752           0
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.695           0
                             2008        $ 9.695      $ 6.107           0
                             2009        $ 6.107      $ 7.440           0
                             2010        $ 7.440      $ 7.969           0
                             2011        $ 7.969      $ 8.184           0
                             2012        $ 8.184      $ 9.329           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.248           0
                             2005        $10.248      $10.401           0
                             2006        $10.401      $11.998           0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.344           0
                             2005        $10.344      $10.724           0
                             2006        $10.724      $12.357           0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.573           0
                             2005        $10.573      $10.559           0
                             2006        $10.559      $11.365           0
                             2007        $11.365      $11.290           0
                             2008        $11.290      $ 7.881         504
                             2009        $ 7.881      $11.199         468
                             2010        $11.199      $12.536         236
                             2011        $12.536      $12.740         178
                             2012        $12.740      $14.264         154
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.394           0
                             2005        $10.394      $10.601           0
                             2006        $10.601      $11.132           0
                             2007        $11.132      $12.092           0
                             2008        $12.092      $ 7.456           0
                             2009        $ 7.456      $10.148           0
                             2010        $10.148      $11.137           0
                             2011        $11.137      $10.938           0
                             2012        $10.938      $12.488           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.730            0
                             2005        $10.730      $11.237            0
                             2006        $11.237      $12.392            0
                             2007        $12.392      $13.341            0
                             2008        $13.341      $ 8.713        1,204
                             2009        $ 8.713      $10.790        1,227
                             2010        $10.790      $11.706        1,266
                             2011        $11.706      $11.178          751
                             2012        $11.178      $12.997          650
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.871            0
                             2005        $ 9.871      $10.146            0
                             2006        $10.146      $11.212            0
                             2007        $11.212      $11.216            0
                             2008        $11.216      $ 6.637          536
                             2009        $ 6.637      $10.581          416
                             2010        $10.581      $14.075          349
                             2011        $14.075      $12.328          195
                             2012        $12.328      $14.583          169
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.704            0
                             2005        $10.704      $10.746            0
                             2006        $10.746      $11.738            0
                             2007        $11.738      $11.937            0
                             2008        $11.937      $ 9.073          608
                             2009        $ 9.073      $10.451          640
                             2010        $10.451      $11.212          429
                             2011        $11.212      $11.145            0
                             2012        $11.145      $12.097            0
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.092            0
                             2005        $11.092      $11.556            0
                             2006        $11.556      $13.628            0
                             2007        $13.628      $14.346            0
                             2008        $14.346      $ 9.441            0
                             2009        $ 9.441      $11.312            0
                             2010        $11.312      $12.310            0
                             2011        $12.310      $11.990            0
                             2012        $11.990      $13.595            0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.306            0
                             2005        $11.306      $12.620            0
                             2006        $12.620      $14.493            0
                             2007        $14.493      $15.042            0
                             2008        $15.042      $ 8.782          635
                             2009        $ 8.782      $11.975          591
                             2010        $11.975      $13.558          583
                             2011        $13.558      $12.136          344
                             2012        $12.136      $14.362          297

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.240            0
                             2005        $11.240      $12.068            0
                             2006        $12.068      $13.540            0
                             2007        $13.540      $13.063            0
                             2008        $13.063      $ 7.924        1,733
                             2009        $ 7.924      $10.613        1,548
                             2010        $10.613      $12.780        1,388
                             2011        $12.780      $12.207        1,240
                             2012        $12.207      $14.055        1,100
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.659            0
                             2006        $11.659      $11.717            0
                             2007        $11.717      $12.156            0
                             2008        $12.156      $ 6.041            0
                             2009        $ 6.041      $ 7.818            0
                             2010        $ 7.818      $ 9.727            0
                             2011        $ 9.727      $ 9.598            0
                             2012        $ 9.598      $10.910            0
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.305            0
                             2005        $10.305      $10.603            0
                             2006        $10.603      $10.603            0
                             2007        $10.603      $10.751            0
                             2008        $10.751      $10.269            0
                             2009        $10.269      $11.619            0
                             2010        $11.619      $12.336            0
                             2011        $12.336      $12.888            0
                             2012        $12.888      $13.978            0
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.885            0
                             2005        $ 9.885      $ 9.941            0
                             2006        $ 9.941      $10.177            0
                             2007        $10.177      $10.443            0
                             2008        $10.443      $10.449        3,369
                             2009        $10.449      $10.236        2,266
                             2010        $10.236      $10.021        1,201
                             2011        $10.021      $ 9.811            0
                             2012        $ 9.811      $ 9.606            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.518            0
                             2005        $10.518      $10.507            0
                             2006        $10.507      $10.354            0
                             2007        $10.354      $11.213            0
                             2008        $11.213      $10.199        1,725
                             2009        $10.199      $11.816        1,478
                             2010        $11.816      $12.500        1,292
                             2011        $12.500      $13.660        1,152
                             2012        $13.660      $14.535        1,055
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.207            0
                             2005        $10.207      $10.232            0
                             2006        $10.232      $10.399            0
                             2007        $10.399      $11.066            0
                             2008        $11.066      $11.350        2,425
                             2009        $11.350      $12.668        2,475
                             2010        $12.668      $13.402        2,438
                             2011        $13.402      $13.588        1,568
                             2012        $13.588      $14.571        1,396
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.746            0
                             2005        $10.746      $10.804            0
                             2006        $10.804      $11.714            0
                             2007        $11.714      $10.952            0
                             2008        $10.952      $ 7.375          463
                             2009        $ 7.375      $ 7.097            0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.146            0
                             2005        $11.146      $10.413            0
                             2006        $10.413      $11.348            0
                             2007        $11.348      $11.805            0
                             2008        $11.805      $10.663            0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.412            0
                             2005        $10.412      $10.764            0
                             2006        $10.764      $11.516            0
                             2007        $11.516      $12.674            0
                             2008        $12.674      $ 7.112        1,691
                             2009        $ 7.112      $ 9.867        1,426
                             2010        $ 9.867      $11.200        1,319
                             2011        $11.200      $11.109          676
                             2012        $11.109      $12.816          585
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.024            0
                             2005        $11.024      $11.186            0
                             2006        $11.186      $12.988            0
                             2007        $12.988      $13.092            0
                             2008        $13.092      $ 8.164        1,911
                             2009        $ 8.164      $10.006        1,636
                             2010        $10.006      $11.235        1,427
                             2011        $11.235      $10.882        1,316
                             2012        $10.882      $12.449        1,192

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.306            0
                             2005        $10.306      $11.647            0
                             2006        $11.647      $11.831            0
                             2007        $11.831      $14.083            0
                             2008        $14.083      $ 6.980            0
                             2009        $ 6.980      $11.279            0
                             2010        $11.279      $13.532            0
                             2011        $13.532      $12.839            0
                             2012        $12.839      $14.328            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.758            0
                             2005        $12.758      $14.576            0
                             2006        $14.576      $19.636            0
                             2007        $19.636      $15.893            0
                             2008        $15.893      $ 9.633        1,442
                             2009        $ 9.633      $12.111        1,238
                             2010        $12.111      $15.350        1,035
                             2011        $15.350      $15.871          734
                             2012        $15.871      $17.955          664
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.016            0
                             2005        $12.016      $15.521            0
                             2006        $15.521      $21.187            0
                             2007        $21.187      $28.527            0
                             2008        $28.527      $ 9.830          279
                             2009        $ 9.830      $20.506          173
                             2010        $20.506      $25.451          154
                             2011        $25.451      $18.495           69
                             2012        $18.495      $23.490           60
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.363            0
                             2005        $12.363      $18.350            0
                             2006        $18.350      $22.354            0
                             2007        $22.354      $31.791            0
                             2008        $31.791      $16.758            0
                             2009        $16.758      $25.833            0
                             2010        $25.833      $32.668            0
                             2011        $32.668      $26.708            0
                             2012        $26.708      $27.017            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.844           0
                             2005        $ 9.844      $ 9.653           0
                             2006        $ 9.653      $10.263           0
                             2007        $10.263      $10.449           0
                             2008        $10.449      $ 8.885           0
                             2009        $ 8.885      $ 9.899           0
                             2010        $ 9.899      $10.168           0
                             2011        $10.168      $ 9.724           0
                             2012        $ 9.724      $ 9.641           0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.791           0
                             2005        $10.791      $10.934           0
                             2006        $10.934      $11.806           0
                             2007        $11.806      $11.513           0
                             2008        $11.513      $ 7.786         937
                             2009        $ 7.786      $11.798         837
                             2010        $11.798      $13.241         751
                             2011        $13.241      $13.121         671
                             2012        $13.121      $15.159         595



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH MAV & EBP (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.1



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.139           0
                             2005        $10.139      $11.320           0
                             2006        $11.320      $13.171           0
                             2007        $13.171      $17.156           0
                             2008        $17.156      $ 9.183           0
                             2009        $ 9.183      $13.534           0
                             2010        $13.534      $15.040           0
                             2011        $15.040      $14.617           0
                             2012        $14.617      $16.853           0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.023           0
                             2005        $10.023      $10.952           0
                             2006        $10.952      $11.237           0
                             2007        $11.237      $13.146           0
                             2008        $13.146      $ 6.904           0
                             2009        $ 6.904      $ 9.943           0
                             2010        $ 9.943      $10.979           0
                             2011        $10.979      $10.657           0
                             2012        $10.657      $11.399           0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.544           0
                             2005        $10.544      $11.297           0
                             2006        $11.297      $12.141         486
                             2007        $12.141      $15.586         486
                             2008        $15.586      $ 6.330         485
                             2009        $ 6.330      $ 9.367         485
                             2010        $ 9.367      $10.891         484
                             2011        $10.891      $ 9.737         483
                             2012        $ 9.737      $11.016         483

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.137            0
                             2005        $10.137      $10.289            0
                             2006        $10.289      $10.781            0
                             2007        $10.781      $12.143            0
                             2008        $12.143      $ 8.443            0
                             2009        $ 8.443      $10.632            0
                             2010        $10.632      $11.850            0
                             2011        $11.850      $11.263            0
                             2012        $11.263      $12.363            0
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.300            0
                             2005        $11.300      $12.892           87
                             2006        $12.892      $14.051          129
                             2007        $14.051      $16.117          690
                             2008        $16.117      $ 9.033        1,139
                             2009        $ 9.033      $11.968        1,046
                             2010        $11.968      $13.686          305
                             2011        $13.686      $13.013          304
                             2012        $13.013      $14.780          555
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.755        1,413
                             2005        $10.755      $11.105        1,537
                             2006        $11.105      $13.026        2,224
                             2007        $13.026      $12.900        1,413
                             2008        $12.900      $ 7.215        2,090
                             2009        $ 7.215      $ 9.165        1,918
                             2010        $ 9.165      $10.300        1,878
                             2011        $10.300      $10.140        1,846
                             2012        $10.140      $11.608        2,062
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.732            0
                             2005        $ 9.732      $10.042            0
                             2006        $10.042      $10.467          261
                             2007        $10.467      $12.965          261
                             2008        $12.965      $ 6.681          260
                             2009        $ 6.681      $ 8.361          260
                             2010        $ 8.361      $10.128          260
                             2011        $10.128      $ 9.903          259
                             2012        $ 9.903      $11.079          259

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.584            0
                             2005        $10.584      $10.824          102
                             2006        $10.824      $12.221          623
                             2007        $12.221      $12.570          587
                             2008        $12.570      $ 7.725          864
                             2009        $ 7.725      $ 9.542          860
                             2010        $ 9.542      $10.707          853
                             2011        $10.707      $10.658          848
                             2012        $10.658      $12.053          824
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.135            0
                             2005        $10.135      $10.101            0
                             2006        $10.101      $10.288            0
                             2007        $10.288      $10.471            0
                             2008        $10.471      $ 9.886          113
                             2009        $ 9.886      $11.164          125
                             2010        $11.164      $11.743          130
                             2011        $11.743      $12.293          121
                             2012        $12.293      $12.696          129
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.887        4,007
                             2005        $ 9.887      $ 9.939        4,182
                             2006        $ 9.939      $10.170        4,665
                             2007        $10.170      $10.438        4,304
                             2008        $10.438      $10.491        3,361
                             2009        $10.491      $10.309        4,096
                             2010        $10.309      $10.089        2,971
                             2011        $10.089      $ 9.869        2,863
                             2012        $ 9.869      $ 9.652        2,796
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.845            0
                             2005        $10.845      $12.600            0
                             2006        $12.600      $14.514          401
                             2007        $14.514      $16.613          401
                             2008        $16.613      $ 9.105          790
                             2009        $ 9.105      $11.239          745
                             2010        $11.239      $12.402          742
                             2011        $12.402      $10.027          766
                             2012        $10.027      $11.804        1,007
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.516            0
                             2005        $10.516      $11.695            0
                             2006        $11.695      $12.741            0
                             2007        $12.741      $15.293            0
                             2008        $15.293      $ 8.864            0
                             2009        $ 8.864      $11.035            0
                             2010        $11.035      $12.002            0
                             2011        $12.002      $10.968            0
                             2012        $10.968      $11.201            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.222            0
                             2005        $10.222      $10.856            0
                             2006        $10.856      $11.261            0
                             2007        $11.261      $12.303            0
                             2008        $12.303      $ 6.903            0
                             2009        $ 6.903      $ 8.150            0
                             2010        $ 8.150      $ 9.183            0
                             2011        $ 9.183      $ 8.253            0
                             2012        $ 8.253      $ 9.450            0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.737            0
                             2007        $10.737      $11.327            0
                             2008        $11.327      $ 7.719            0
                             2009        $ 7.719      $ 9.661            0
                             2010        $ 9.661      $10.323            0
                             2011        $10.323      $10.066            0
                             2012        $10.066      $11.185            0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.407        2,397
                             2012        $11.407      $11.403        1,552
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.902            0
                             2005        $10.902      $11.438            0
                             2006        $11.438      $12.416            0
                             2007        $12.416      $13.269            0
                             2008        $13.269      $ 9.255            0
                             2009        $ 9.255      $11.753            0
                             2010        $11.753      $13.079            0
                             2011        $13.079      $11.959            0
                             2012        $11.959      $12.938            0
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.059            0
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.108            0
                             2005        $10.108      $10.210            0
                             2006        $10.210      $10.296            0
                             2007        $10.296      $10.775            0
                             2008        $10.775      $10.697        2,819
                             2009        $10.697      $10.552        2,419
                             2010        $10.552      $10.824        2,408
                             2011        $10.824      $10.859            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $10.996          721
                             2005        $10.996      $11.800        1,084
                             2006        $11.800      $13.385        1,281
                             2007        $13.385      $13.419        1,146
                             2008        $13.419      $ 8.896        2,176
                             2009        $ 8.896      $10.798        2,073
                             2010        $10.798      $11.848        1,249
                             2011        $11.848      $11.326        1,252
                             2012        $11.326      $12.666        1,185
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.025            0
                             2005        $11.025      $11.981            0
                             2006        $11.981      $12.295            0
                             2007        $12.295      $14.139            0
                             2008        $14.139      $ 7.351            0
                             2009        $ 7.351      $11.243            0
                             2010        $11.243      $13.995            0
                             2011        $13.995      $12.406            0
                             2012        $12.406      $13.543            0
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.661          681
                             2005        $10.661      $10.993          795
                             2006        $10.993      $12.143          866
                             2007        $12.143      $12.037          787
                             2008        $12.037      $ 5.661        1,160
                             2009        $ 5.661      $ 8.180          936
                             2010        $ 8.180      $ 8.556          899
                             2011        $ 8.556      $ 8.084          866
                             2012        $ 8.084      $ 9.301          819
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.779          377
                             2009        $ 6.779      $11.873          314
                             2010        $11.873      $14.517          312
                             2011        $14.517      $ 9.606          311
                             2012        $ 9.606      $10.633          310
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.214          647
                             2005        $11.214      $12.065          631
                             2006        $12.065      $13.578          638
                             2007        $13.578      $14.230          566
                             2008        $14.230      $10.035        1,088
                             2009        $10.035      $13.044          938
                             2010        $13.044      $14.718          910
                             2011        $14.718      $13.965          891
                             2012        $13.965      $15.131          872

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.910           0
                             2006        $10.910      $13.004           0
                             2007        $13.004      $11.939           0
                             2008        $11.939      $ 7.482         203
                             2009        $ 7.482      $ 7.071           0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.542           0
                             2005        $10.542      $11.100           0
                             2006        $11.100      $11.987           0
                             2007        $11.987      $12.928           0
                             2008        $12.928      $10.613           0
                             2009        $10.613      $13.035           0
                             2010        $13.035      $13.783           0
                             2011        $13.783      $13.664           0
                             2012        $13.664      $15.150           0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.228           0
                             2005        $11.228      $11.667           0
                             2006        $11.667      $13.472           0
                             2007        $13.472      $15.578           0
                             2008        $15.578      $14.620           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.401           0
                             2005        $11.401      $12.551           0
                             2006        $12.551      $13.394           0
                             2007        $13.394      $17.897           0
                             2008        $17.897      $ 9.747         704
                             2009        $ 9.747      $13.919         586
                             2010        $13.919      $14.495         583
                             2011        $14.495      $13.193         581
                             2012        $13.193      $15.980         578
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.250         645
                             2005        $11.250      $12.204         624
                             2006        $12.204      $13.222         656
                             2007        $13.222      $13.722         587
                             2008        $13.722      $ 8.556         703
                             2009        $ 8.556      $10.255         664
                             2010        $10.255      $10.978           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.453           0
                             2008        $ 9.453      $ 5.863           0
                             2009        $ 5.863      $ 7.418           0
                             2010        $ 7.418      $ 8.459           0
                             2011        $ 8.459      $ 7.761           0
                             2012        $ 7.761      $ 8.726           0
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.691           0
                             2008        $ 9.691      $ 6.102           0
                             2009        $ 6.102      $ 7.429           0
                             2010        $ 7.429      $ 7.954           0
                             2011        $ 7.954      $ 8.164           0
                             2012        $ 8.164      $ 9.302           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.243           0
                             2005        $10.243      $10.391           0
                             2006        $10.391      $11.980           0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.339           0
                             2005        $10.339      $10.713           0
                             2006        $10.713      $12.338           0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.568           0
                             2005        $10.568      $10.548           0
                             2006        $10.548      $11.348           0
                             2007        $11.348      $11.268           0
                             2008        $11.268      $ 7.861         405
                             2009        $ 7.861      $11.165         337
                             2010        $11.165      $12.492         336
                             2011        $12.492      $12.689         334
                             2012        $12.689      $14.200         333
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.389           0
                             2005        $10.389      $10.591         105
                             2006        $10.591      $11.115         157
                             2007        $11.115      $12.067         121
                             2008        $12.067      $ 7.437         409
                             2009        $ 7.437      $10.117         379
                             2010        $10.117      $11.097         378
                             2011        $11.097      $10.894         378
                             2012        $10.894      $12.431         352

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.725           0
                             2005        $10.725      $11.226           0
                             2006        $11.226      $12.374           0
                             2007        $12.374      $13.314           0
                             2008        $13.314      $ 8.691           0
                             2009        $ 8.691      $10.757           0
                             2010        $10.757      $11.665           0
                             2011        $11.665      $11.133           0
                             2012        $11.133      $12.938           0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.867           0
                             2005        $ 9.867      $10.136           0
                             2006        $10.136      $11.195           0
                             2007        $11.195      $11.194           0
                             2008        $11.194      $ 6.621           0
                             2009        $ 6.621      $10.549           0
                             2010        $10.549      $14.026           0
                             2011        $14.026      $12.278           0
                             2012        $12.278      $14.517           0
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.699           0
                             2005        $10.699      $10.736         623
                             2006        $10.736      $11.721         933
                             2007        $11.721      $11.913         720
                             2008        $11.913      $ 9.050         626
                             2009        $ 9.050      $10.420         625
                             2010        $10.420      $11.172         624
                             2011        $11.172      $11.100         624
                             2012        $11.100      $12.042         524
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.087           0
                             2005        $11.087      $11.545          96
                             2006        $11.545      $13.608         144
                             2007        $13.608      $14.317         111
                             2008        $14.317      $ 9.417          97
                             2009        $ 9.417      $11.278          97
                             2010        $11.278      $12.267          96
                             2011        $12.267      $11.942          96
                             2012        $11.942      $13.533          81
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.301           0
                             2005        $11.301      $12.607           0
                             2006        $12.607      $14.472           0
                             2007        $14.472      $15.012           0
                             2008        $15.012      $ 8.760           0
                             2009        $ 8.760      $11.939           0
                             2010        $11.939      $13.510           0
                             2011        $13.510      $12.087           0
                             2012        $12.087      $14.297           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.235            0
                             2005        $11.235      $12.056            0
                             2006        $12.056      $13.520            0
                             2007        $13.520      $13.037            0
                             2008        $13.037      $ 7.904          371
                             2009        $ 7.904      $10.581          446
                             2010        $10.581      $12.735          433
                             2011        $12.735      $12.158          436
                             2012        $12.158      $13.991          429
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.655            0
                             2006        $11.655      $11.707            0
                             2007        $11.707      $12.139            0
                             2008        $12.139      $ 6.029          460
                             2009        $ 6.029      $ 7.799          383
                             2010        $ 7.799      $ 9.699          381
                             2011        $ 9.699      $ 9.566          379
                             2012        $ 9.566      $10.867          378
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.300            0
                             2005        $10.300      $10.593            0
                             2006        $10.593      $10.588            0
                             2007        $10.588      $10.730          887
                             2008        $10.730      $10.243        1,199
                             2009        $10.243      $11.584        1,226
                             2010        $11.584      $12.292          456
                             2011        $12.292      $12.836          447
                             2012        $12.836      $13.915          447
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.881            0
                             2005        $ 9.881      $ 9.931            0
                             2006        $ 9.931      $10.162            0
                             2007        $10.162      $10.422            0
                             2008        $10.422      $10.423          567
                             2009        $10.423      $10.205          674
                             2010        $10.205      $ 9.985        1,363
                             2011        $ 9.985      $ 9.772        1,308
                             2012        $ 9.772      $ 9.562        1,254
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.513            0
                             2005        $10.513      $10.497            0
                             2006        $10.497      $10.339            0
                             2007        $10.339      $11.191            0
                             2008        $11.191      $10.174          753
                             2009        $10.174      $11.780          654
                             2010        $11.780      $12.456          656
                             2011        $12.456      $13.604          640
                             2012        $13.604      $14.469          642

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.202        2,846
                             2005        $10.202      $10.222        3,088
                             2006        $10.222      $10.383        3,503
                             2007        $10.383      $11.044        3,046
                             2008        $11.044      $11.321        2,301
                             2009        $11.321      $12.630        2,738
                             2010        $12.630      $13.355        2,690
                             2011        $13.355      $13.534        2,597
                             2012        $13.534      $14.505        2,498
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.742            0
                             2005        $10.742      $10.794            0
                             2006        $10.794      $11.698            0
                             2007        $11.698      $10.931            0
                             2008        $10.931      $ 7.357            0
                             2009        $ 7.357      $ 7.079            0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.141          652
                             2005        $11.141      $10.403          732
                             2006        $10.403      $11.332          765
                             2007        $11.332      $11.782          684
                             2008        $11.782      $10.642            0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.408            0
                             2005        $10.408      $10.753          103
                             2006        $10.753      $11.499          154
                             2007        $11.499      $12.649          119
                             2008        $12.649      $ 7.094          423
                             2009        $ 7.094      $ 9.837          385
                             2010        $ 9.837      $11.161          375
                             2011        $11.161      $11.064          372
                             2012        $11.064      $12.758          344

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.019          659
                             2005        $11.019      $11.176          880
                             2006        $11.176      $12.969          967
                             2007        $12.969      $13.066          847
                             2008        $13.066      $ 8.144        1,216
                             2009        $ 8.144      $ 9.976        1,161
                             2010        $ 9.976      $11.195        1,116
                             2011        $11.195      $10.838        1,093
                             2012        $10.838      $12.392        1,026
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.302            0
                             2005        $10.302      $11.635            0
                             2006        $11.635      $11.814            0
                             2007        $11.814      $14.055            0
                             2008        $14.055      $ 6.962            0
                             2009        $ 6.962      $11.245            0
                             2010        $11.245      $13.485            0
                             2011        $13.485      $12.788            0
                             2012        $12.788      $14.263            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.752        4,453
                             2005        $12.752      $14.562        4,090
                             2006        $14.562      $19.607        3,467
                             2007        $19.607      $15.862        3,448
                             2008        $15.862      $ 9.608        4,379
                             2009        $ 9.608      $12.074        3,840
                             2010        $12.074      $15.296        3,079
                             2011        $15.296      $15.807        2,953
                             2012        $15.807      $17.874        2,832
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.011            0
                             2005        $12.011      $15.506            0
                             2006        $15.506      $21.156            0
                             2007        $21.156      $28.470            0
                             2008        $28.470      $ 9.806            0
                             2009        $ 9.806      $20.444            0
                             2010        $20.444      $25.362            0
                             2011        $25.362      $18.420            0
                             2012        $18.420      $23.384            0
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.357            0
                             2005        $12.357      $18.332            0
                             2006        $18.332      $22.321            0
                             2007        $22.321      $31.728            0
                             2008        $31.728      $16.716            0
                             2009        $16.716      $25.755            0
                             2010        $25.755      $32.553            0
                             2011        $32.553      $26.600            0
                             2012        $26.600      $26.894            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.840            0
                             2005        $ 9.840      $ 9.643            0
                             2006        $ 9.643      $10.248            0
                             2007        $10.248      $10.428            0
                             2008        $10.428      $ 8.863            0
                             2009        $ 8.863      $ 9.869            0
                             2010        $ 9.869      $10.133            0
                             2011        $10.133      $ 9.685            0
                             2012        $ 9.685      $ 9.598            0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.786        1,226
                             2005        $10.786      $10.923        1,273
                             2006        $10.923      $11.789        1,355
                             2007        $11.789      $11.490        1,381
                             2008        $11.490      $ 7.766        1,668
                             2009        $ 7.766      $11.762        1,384
                             2010        $11.762      $13.194          115
                             2011        $13.194      $13.068          114
                             2012        $13.068      $15.090          109



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH EBP (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.15



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.134             0
                             2005        $10.134      $11.309             0
                             2006        $11.309      $13.152             0
                             2007        $13.152      $17.121             0
                             2008        $17.121      $ 9.160             0
                             2009        $ 9.160      $13.493             0
                             2010        $13.493      $14.987             0
                             2011        $14.987      $14.558             0
                             2012        $14.558      $16.776             0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.019             0
                             2005        $10.019      $10.942             0
                             2006        $10.942      $11.220             0
                             2007        $11.220      $13.120             0
                             2008        $13.120      $ 6.887             0
                             2009        $ 6.887      $ 9.913             0
                             2010        $ 9.913      $10.941             0
                             2011        $10.941      $10.614             0
                             2012        $10.614      $11.347             0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.539        18,946
                             2005        $10.539      $11.286        18,946
                             2006        $11.286      $12.123             0
                             2007        $12.123      $15.555        18,946
                             2008        $15.555      $ 6.314        18,946
                             2009        $ 6.314      $ 9.339        18,946
                             2010        $ 9.339      $10.853             0
                             2011        $10.853      $ 9.697             0
                             2012        $ 9.697      $10.966             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.132          113
                             2005        $10.132      $10.279          118
                             2006        $10.279      $10.765            0
                             2007        $10.765      $12.119          123
                             2008        $12.119      $ 8.421          109
                             2009        $ 8.421      $10.600          109
                             2010        $10.600      $11.808          108
                             2011        $11.808      $11.218          109
                             2012        $11.218      $12.307          113
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.295          156
                             2005        $11.295      $12.880          147
                             2006        $12.880      $14.030          292
                             2007        $14.030      $16.085          136
                             2008        $16.085      $ 9.010        1,763
                             2009        $ 9.010      $11.932        1,704
                             2010        $11.932      $13.638        1,549
                             2011        $13.638      $12.960        1,428
                             2012        $12.960      $14.713        1,134
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.750        1,004
                             2005        $10.750      $11.095          993
                             2006        $11.095      $13.007            0
                             2007        $13.007      $12.875          957
                             2008        $12.875      $ 7.197        8,417
                             2009        $ 7.197      $ 9.137        8,329
                             2010        $ 9.137      $10.264        7,490
                             2011        $10.264      $10.099        5,648
                             2012        $10.099      $11.555        5,322
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.727            0
                             2005        $ 9.727      $10.032            0
                             2006        $10.032      $10.452            0
                             2007        $10.452      $12.939            0
                             2008        $12.939      $ 6.664            0
                             2009        $ 6.664      $ 8.336            0
                             2010        $ 8.336      $10.092            0
                             2011        $10.092      $ 9.863            0
                             2012        $ 9.863      $11.029            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.579        1,020
                             2005        $10.579      $10.813        1,019
                             2006        $10.813      $12.202            0
                             2007        $12.202      $12.544          982
                             2008        $12.544      $ 7.705        1,127
                             2009        $ 7.705      $ 9.513        1,113
                             2010        $ 9.513      $10.669        1,102
                             2011        $10.669      $10.615          136
                             2012        $10.615      $11.998          130
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.130           55
                             2005        $10.130      $10.091            0
                             2006        $10.091      $10.272            0
                             2007        $10.272      $10.450            0
                             2008        $10.450      $ 9.861        2,057
                             2009        $ 9.861      $11.131        2,068
                             2010        $11.131      $11.702        1,842
                             2011        $11.702      $12.244        1,833
                             2012        $12.244      $12.638          246
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.882        1,092
                             2005        $ 9.882      $ 9.929        1,109
                             2006        $ 9.929      $10.155            0
                             2007        $10.155      $10.417        1,183
                             2008        $10.417      $10.465        3,763
                             2009        $10.465      $10.278        4,430
                             2010        $10.278      $10.054        4,467
                             2011        $10.054      $ 9.829        2,972
                             2012        $ 9.829      $ 9.608        3,233
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.840            0
                             2005        $10.840      $12.588            0
                             2006        $12.588      $14.492            0
                             2007        $14.492      $16.580            0
                             2008        $16.580      $ 9.082        1,097
                             2009        $ 9.082      $11.205        1,129
                             2010        $11.205      $12.359        1,004
                             2011        $12.359      $ 9.986        1,039
                             2012        $ 9.986      $11.750          946
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.511        1,027
                             2005        $10.511      $11.684          943
                             2006        $11.684      $12.722            0
                             2007        $12.722      $15.263          807
                             2008        $15.263      $ 8.841          804
                             2009        $ 8.841      $11.001          799
                             2010        $11.001      $11.959          796
                             2011        $11.959      $10.924            0
                             2012        $10.924      $11.150            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.217            0
                             2005        $10.217      $10.845            0
                             2006        $10.845      $11.244            0
                             2007        $11.244      $12.279            0
                             2008        $12.279      $ 6.886            0
                             2009        $ 6.886      $ 8.126            0
                             2010        $ 8.126      $ 9.151            0
                             2011        $ 9.151      $ 8.219            0
                             2012        $ 8.219      $ 9.410            0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.734            0
                             2007        $10.734      $11.317            0
                             2008        $11.317      $ 7.708            0
                             2009        $ 7.708      $ 9.643            0
                             2010        $ 9.643      $10.298            0
                             2011        $10.298      $10.037            0
                             2012        $10.037      $11.147            0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.361          267
                             2012        $11.361      $11.351          267
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.897        1,097
                             2005        $10.897      $11.427        1,072
                             2006        $11.427      $12.398            0
                             2007        $12.398      $13.242        1,041
                             2008        $13.242      $ 9.231        1,270
                             2009        $ 9.231      $11.718        1,268
                             2010        $11.718      $13.032        1,264
                             2011        $13.032      $11.911          350
                             2012        $11.911      $12.879          357
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.018            0
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.103            0
                             2005        $10.103      $10.200            0
                             2006        $10.200      $10.281            0
                             2007        $10.281      $10.753            0
                             2008        $10.753      $10.670          267
                             2009        $10.670      $10.520          267
                             2010        $10.520      $10.786          267
                             2011        $10.786      $10.819            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $10.991          107
                             2005        $10.991      $11.789          103
                             2006        $11.789      $13.365            0
                             2007        $13.365      $13.392          106
                             2008        $13.392      $ 8.874        6,338
                             2009        $ 8.874      $10.766        6,552
                             2010        $10.766      $11.807        5,971
                             2011        $11.807      $11.281        5,332
                             2012        $11.281      $12.608        5,132
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.019            0
                             2005        $11.019      $11.969            0
                             2006        $11.969      $12.277            0
                             2007        $12.277      $14.111            0
                             2008        $14.111      $ 7.333            0
                             2009        $ 7.333      $11.209            0
                             2010        $11.209      $13.945            0
                             2011        $13.945      $12.356            0
                             2012        $12.356      $13.481            0
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.656        1,068
                             2005        $10.656      $10.982        1,059
                             2006        $10.982      $12.125            0
                             2007        $12.125      $12.013        1,084
                             2008        $12.013      $ 5.647        1,098
                             2009        $ 5.647      $ 8.155        1,086
                             2010        $ 8.155      $ 8.526        1,087
                             2011        $ 8.526      $ 8.051           80
                             2012        $ 8.051      $ 9.259           75
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.762            0
                             2009        $ 6.762      $11.837            0
                             2010        $11.837      $14.465            0
                             2011        $14.465      $ 9.568            0
                             2012        $ 9.568      $10.584            0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.209            0
                             2005        $11.209      $12.053            0
                             2006        $12.053      $13.558          565
                             2007        $13.558      $14.202            0
                             2008        $14.202      $10.009          547
                             2009        $10.009      $13.005          521
                             2010        $13.005      $14.666          506
                             2011        $14.666      $13.909          509
                             2012        $13.909      $15.063          259

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.906          0
                             2006        $10.906      $12.993          0
                             2007        $12.993      $11.923          0
                             2008        $11.923      $ 7.468          0
                             2009        $ 7.468      $ 7.057          0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.537          0
                             2005        $10.537      $11.089          0
                             2006        $11.089      $11.970          0
                             2007        $11.970      $12.902          0
                             2008        $12.902      $10.586          0
                             2009        $10.586      $12.996          0
                             2010        $12.996      $13.735          0
                             2011        $13.735      $13.608          0
                             2012        $13.608      $15.081          0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.223          0
                             2005        $11.223      $11.655          0
                             2006        $11.655      $13.452          0
                             2007        $13.452      $15.547          0
                             2008        $15.547      $14.589          0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.395          0
                             2005        $11.395      $12.539          0
                             2006        $12.539      $13.375          0
                             2007        $13.375      $17.861          0
                             2008        $17.861      $ 9.723          0
                             2009        $ 9.723      $13.877          0
                             2010        $13.877      $14.444          0
                             2011        $14.444      $13.139          0
                             2012        $13.139      $15.907          0
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.245          0
                             2005        $11.245      $12.192          0
                             2006        $12.192      $13.202          0
                             2007        $13.202      $13.695          0
                             2008        $13.695      $ 8.535          0
                             2009        $ 8.535      $10.224          0
                             2010        $10.224      $10.943          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.450        2,608
                             2008        $ 9.450      $ 5.858        2,596
                             2009        $ 5.858      $ 7.407        2,582
                             2010        $ 7.407      $ 8.443        2,570
                             2011        $ 8.443      $ 7.742            0
                             2012        $ 7.742      $ 8.701            0
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.688            0
                             2008        $ 9.688      $ 6.096            0
                             2009        $ 6.096      $ 7.419            0
                             2010        $ 7.419      $ 7.939            0
                             2011        $ 7.939      $ 8.145            0
                             2012        $ 8.145      $ 9.275            0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.238        2,108
                             2005        $10.238      $10.381        2,122
                             2006        $10.381      $11.962            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.335            0
                             2005        $10.335      $10.703            0
                             2006        $10.703      $12.320            0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.563        1,075
                             2005        $10.563      $10.538        1,101
                             2006        $10.538      $11.331            0
                             2007        $11.331      $11.245        1,160
                             2008        $11.245      $ 7.842        3,928
                             2009        $ 7.842      $11.132        3,672
                             2010        $11.132      $12.448        3,380
                             2011        $12.448      $12.637        1,952
                             2012        $12.637      $14.135        1,882
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.384            0
                             2005        $10.384      $10.580            0
                             2006        $10.580      $11.098            0
                             2007        $11.098      $12.043            0
                             2008        $12.043      $ 7.419          155
                             2009        $ 7.419      $10.087          132
                             2010        $10.087      $11.058          129
                             2011        $11.058      $10.850          133
                             2012        $10.850      $12.375          126

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.720         1,007
                             2005        $10.720      $11.215           982
                             2006        $11.215      $12.355             0
                             2007        $12.355      $13.288           927
                             2008        $13.288      $ 8.669           923
                             2009        $ 8.669      $10.725           918
                             2010        $10.725      $11.624           914
                             2011        $11.624      $11.088             0
                             2012        $11.088      $12.879             0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.862         1,094
                             2005        $ 9.862      $10.126         1,088
                             2006        $10.126      $11.178             0
                             2007        $11.178      $11.171         1,103
                             2008        $11.171      $ 6.604         1,098
                             2009        $ 6.604      $10.518         1,092
                             2010        $10.518      $13.976         1,087
                             2011        $13.976      $12.229             0
                             2012        $12.229      $14.451             0
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.694         1,009
                             2005        $10.694      $10.725         1,027
                             2006        $10.725      $11.703           314
                             2007        $11.703      $11.889         1,036
                             2008        $11.889      $ 9.027         2,083
                             2009        $ 9.027      $10.388         2,077
                             2010        $10.388      $11.133         2,061
                             2011        $11.133      $11.055         1,027
                             2012        $11.055      $11.987           763
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.082           974
                             2005        $11.082      $11.534           955
                             2006        $11.534      $13.587             0
                             2007        $13.587      $14.288           862
                             2008        $14.288      $ 9.393           858
                             2009        $ 9.393      $11.244           854
                             2010        $11.244      $12.224           850
                             2011        $12.224      $11.893             0
                             2012        $11.893      $13.472             0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.296        17,596
                             2005        $11.296      $12.595        17,587
                             2006        $12.595      $14.450             0
                             2007        $14.450      $14.982        17,580
                             2008        $14.982      $ 8.738        18,728
                             2009        $ 8.738      $11.903        18,643
                             2010        $11.903      $13.463         1,017
                             2011        $13.463      $12.038           961
                             2012        $12.038      $14.232           885

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.230            0
                             2005        $11.230      $12.044           52
                             2006        $12.044      $13.500            0
                             2007        $13.500      $13.011           52
                             2008        $13.011      $ 7.884        2,247
                             2009        $ 7.884      $10.549        2,138
                             2010        $10.549      $12.690        1,809
                             2011        $12.690      $12.109        1,696
                             2012        $12.109      $13.928          850
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.651            0
                             2006        $11.651      $11.697            0
                             2007        $11.697      $12.123            0
                             2008        $12.123      $ 6.018            0
                             2009        $ 6.018      $ 7.780            0
                             2010        $ 7.780      $ 9.671            0
                             2011        $ 9.671      $ 9.533            0
                             2012        $ 9.533      $10.824            0
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.296        1,048
                             2005        $10.296      $10.583        1,041
                             2006        $10.583      $10.572          574
                             2007        $10.572      $10.708        1,151
                             2008        $10.708      $10.218        4,709
                             2009        $10.218      $11.549        4,792
                             2010        $11.549      $12.249        4,688
                             2011        $12.249      $12.784        3,110
                             2012        $12.784      $13.851          806
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.876        1,093
                             2005        $ 9.876      $ 9.922        1,110
                             2006        $ 9.922      $10.147          635
                             2007        $10.147      $10.401        1,184
                             2008        $10.401      $10.396        3,790
                             2009        $10.396      $10.174        3,856
                             2010        $10.174      $ 9.950        3,891
                             2011        $ 9.950      $ 9.732        1,674
                             2012        $ 9.732      $ 9.519        1,607

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.508            0
                             2005        $10.508      $10.487            0
                             2006        $10.487      $10.324          477
                             2007        $10.324      $11.168            0
                             2008        $11.168      $10.148          918
                             2009        $10.148      $11.745          923
                             2010        $11.745      $12.412          908
                             2011        $12.412      $13.550          872
                             2012        $13.550      $14.404          473
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.197        1,114
                             2005        $10.197      $10.212        1,136
                             2006        $10.212      $10.368            0
                             2007        $10.368      $11.022        1,188
                             2008        $11.022      $11.293        6,237
                             2009        $11.293      $12.592        6,277
                             2010        $12.592      $13.308        5,926
                             2011        $13.308      $13.479        4,412
                             2012        $13.479      $14.439          529
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.739            0
                             2005        $10.739      $10.785            0
                             2006        $10.785      $11.682            0
                             2007        $11.682      $10.911            0
                             2008        $10.911      $ 7.340            0
                             2009        $ 7.340      $ 7.061            0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.136          969
                             2005        $11.136      $10.393        1,060
                             2006        $10.393      $11.315            0
                             2007        $11.315      $11.758        1,048
                             2008        $11.758      $10.620            0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.403          112
                             2005        $10.403      $10.743          117
                             2006        $10.743      $11.481          335
                             2007        $11.481      $12.623          112
                             2008        $12.623      $ 7.076        2,407
                             2009        $ 7.076      $ 9.808        2,378
                             2010        $ 9.808      $11.121        2,128
                             2011        $11.121      $11.019        2,111
                             2012        $11.019      $12.700          231

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.014        17,644
                             2005        $11.014      $11.165        17,654
                             2006        $11.165      $12.949           737
                             2007        $12.949      $13.040        17,611
                             2008        $13.040      $ 8.124        18,755
                             2009        $ 8.124      $ 9.946        18,736
                             2010        $ 9.946      $11.156         2,148
                             2011        $11.156      $10.794         1,218
                             2012        $10.794      $12.336           802
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.297            57
                             2005        $10.297      $11.624            56
                             2006        $11.624      $11.796             0
                             2007        $11.796      $14.027            51
                             2008        $14.027      $ 6.945           336
                             2009        $ 6.945      $11.211           331
                             2010        $11.211      $13.437           327
                             2011        $13.437      $12.736           324
                             2012        $12.736      $14.198           327
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.746        24,708
                             2005        $12.746      $14.547        24,618
                             2006        $14.547      $19.578           582
                             2007        $19.578      $15.830        24,640
                             2008        $15.830      $ 9.584        29,447
                             2009        $ 9.584      $12.038        29,312
                             2010        $12.038      $15.242         4,699
                             2011        $15.242      $15.744         3,609
                             2012        $15.744      $17.793         1,615
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.005             0
                             2005        $12.005      $15.491             0
                             2006        $15.491      $21.124           130
                             2007        $21.124      $28.413             0
                             2008        $28.413      $ 9.781           119
                             2009        $ 9.781      $20.382           119
                             2010        $20.382      $25.272           114
                             2011        $25.272      $18.346           109
                             2012        $18.346      $23.277             0
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.352             0
                             2005        $12.352      $18.314             0
                             2006        $18.314      $22.288             0
                             2007        $22.288      $31.665             0
                             2008        $31.665      $16.674           818
                             2009        $16.674      $25.677           789
                             2010        $25.677      $32.438           756
                             2011        $32.438      $26.492           641
                             2012        $26.492      $26.772           950

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.835        1,097
                             2005        $ 9.835      $ 9.634        1,143
                             2006        $ 9.634      $10.233            0
                             2007        $10.233      $10.407        1,184
                             2008        $10.407      $ 8.840        1,179
                             2009        $ 8.840      $ 9.840        1,172
                             2010        $ 9.840      $10.097        1,167
                             2011        $10.097      $ 9.646            0
                             2012        $ 9.646      $ 9.554            0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.781            0
                             2005        $10.781      $10.912            0
                             2006        $10.912      $11.771          310
                             2007        $11.771      $11.467            0
                             2008        $11.467      $ 7.747        1,488
                             2009        $ 7.747      $11.727        1,421
                             2010        $11.727      $13.147        1,283
                             2011        $13.147      $13.016        1,276
                             2012        $13.016      $15.022          207



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.2



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.130            0
                             2005        $10.130      $11.298            0
                             2006        $11.298      $13.132            0
                             2007        $13.132      $17.087            0
                             2008        $17.087      $ 9.137        5,782
                             2009        $ 9.137      $13.452        3,398
                             2010        $13.452      $14.934        2,444
                             2011        $14.934      $14.500        1,819
                             2012        $14.500      $16.700        1,714
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.014            0
                             2005        $10.014      $10.931            0
                             2006        $10.931      $11.204            0
                             2007        $11.204      $13.093            0
                             2008        $13.093      $ 6.870        2,608
                             2009        $ 6.870      $ 9.883        2,626
                             2010        $ 9.883      $10.902        2,004
                             2011        $10.902      $10.571        1,373
                             2012        $10.571      $11.295        1,052
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.535            0
                             2005        $10.535      $11.275            0
                             2006        $11.275      $12.105            0
                             2007        $12.105      $15.524            0
                             2008        $15.524      $ 6.298        9,160
                             2009        $ 6.298      $ 9.311        6,121
                             2010        $ 9.311      $10.814        4,138
                             2011        $10.814      $ 9.658        1,953
                             2012        $ 9.658      $10.916        1,344

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.127             0
                             2005        $10.127      $10.269             0
                             2006        $10.269      $10.749             0
                             2007        $10.749      $12.094             0
                             2008        $12.094      $ 8.400         4,539
                             2009        $ 8.400      $10.568         4,632
                             2010        $10.568      $11.766         4,311
                             2011        $11.766      $11.173         4,238
                             2012        $11.173      $12.251         4,239
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.290             0
                             2005        $11.290      $12.867             0
                             2006        $12.867      $14.009             0
                             2007        $14.009      $16.053             0
                             2008        $16.053      $ 8.988        22,621
                             2009        $ 8.988      $11.896        22,489
                             2010        $11.896      $13.590        20,065
                             2011        $13.590      $12.908        19,225
                             2012        $12.908      $14.646        18,058
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.745             0
                             2005        $10.745      $11.084             0
                             2006        $11.084      $12.988             0
                             2007        $12.988      $12.849             0
                             2008        $12.849      $ 7.179        14,844
                             2009        $ 7.179      $ 9.109        15,575
                             2010        $ 9.109      $10.228         7,495
                             2011        $10.228      $10.058         6,959
                             2012        $10.058      $11.502         6,110
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.723             0
                             2005        $ 9.723      $10.022             0
                             2006        $10.022      $10.436             0
                             2007        $10.436      $12.913             0
                             2008        $12.913      $ 6.647         1,195
                             2009        $ 6.647      $ 8.310         1,570
                             2010        $ 8.310      $10.057         1,381
                             2011        $10.057      $ 9.823         1,385
                             2012        $ 9.823      $10.979         1,049

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.575             0
                             2005        $10.575      $10.803             0
                             2006        $10.803      $12.184             0
                             2007        $12.184      $12.519             0
                             2008        $12.519      $ 7.686        15,389
                             2009        $ 7.686      $ 9.484        13,481
                             2010        $ 9.484      $10.631        15,804
                             2011        $10.631      $10.572         8,492
                             2012        $10.572      $11.943         6,906
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.126             0
                             2005        $10.126      $10.081             0
                             2006        $10.081      $10.257             0
                             2007        $10.257      $10.429             0
                             2008        $10.429      $ 9.837        20,532
                             2009        $ 9.837      $11.097        20,401
                             2010        $11.097      $11.660        20,040
                             2011        $11.660      $12.194        17,569
                             2012        $12.194      $12.581        17,926
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.878             0
                             2005        $ 9.878      $ 9.919             0
                             2006        $ 9.919      $10.140             0
                             2007        $10.140      $10.396             0
                             2008        $10.396      $10.438        12,847
                             2009        $10.438      $10.247        12,906
                             2010        $10.247      $10.018        10,587
                             2011        $10.018      $ 9.789         6,965
                             2012        $ 9.789      $ 9.565         6,817
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.835             0
                             2005        $10.835      $12.575             0
                             2006        $12.575      $14.471             0
                             2007        $14.471      $16.547             0
                             2008        $16.547      $ 9.059        13,304
                             2009        $ 9.059      $11.171        12,594
                             2010        $11.171      $12.315        11,830
                             2011        $12.315      $ 9.946        11,132
                             2012        $ 9.946      $11.697        10,189
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.506             0
                             2005        $10.506      $11.673             0
                             2006        $11.673      $12.703             0
                             2007        $12.703      $15.232             0
                             2008        $15.232      $ 8.819         1,431
                             2009        $ 8.819      $10.968         5,583
                             2010        $10.968      $11.917         5,871
                             2011        $11.917      $10.880         5,879
                             2012        $10.880      $11.100         5,431

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.213            0
                             2005        $10.213      $10.834            0
                             2006        $10.834      $11.227            0
                             2007        $11.227      $12.254            0
                             2008        $12.254      $ 6.869          972
                             2009        $ 6.869      $ 8.101          742
                             2010        $ 8.101      $ 9.119          584
                             2011        $ 9.119      $ 8.186          583
                             2012        $ 8.186      $ 9.371            0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.730            0
                             2007        $10.730      $11.308            0
                             2008        $11.308      $ 7.698        3,059
                             2009        $ 7.698      $ 9.625        3,018
                             2010        $ 9.625      $10.273        2,259
                             2011        $10.273      $10.008        1,670
                             2012        $10.008      $11.109          277
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.315            0
                             2012        $11.315      $11.299            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.892            0
                             2005        $10.892      $11.416            0
                             2006        $11.416      $12.379            0
                             2007        $12.379      $13.216            0
                             2008        $13.216      $ 9.208        4,981
                             2009        $ 9.208      $11.682        5,034
                             2010        $11.682      $12.987        4,283
                             2011        $12.987      $11.863        3,420
                             2012        $11.863      $12.820        3,187
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 8.977          582
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.098            0
                             2005        $10.098      $10.190            0
                             2006        $10.190      $10.265            0
                             2007        $10.265      $10.732            0
                             2008        $10.732      $10.643        1,909
                             2009        $10.643      $10.488          104
                             2010        $10.488      $10.747            0
                             2011        $10.747      $10.779            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $10.986             0
                             2005        $10.986      $11.777             0
                             2006        $11.777      $13.345             0
                             2007        $13.345      $13.366             0
                             2008        $13.366      $ 8.852         7,906
                             2009        $ 8.852      $10.733         8,902
                             2010        $10.733      $11.765         9,770
                             2011        $11.765      $11.235         6,079
                             2012        $11.235      $12.551         5,117
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.014             0
                             2005        $11.014      $11.958             0
                             2006        $11.958      $12.258             0
                             2007        $12.258      $14.083             0
                             2008        $14.083      $ 7.314         1,261
                             2009        $ 7.314      $11.175           805
                             2010        $11.175      $13.896           625
                             2011        $13.896      $12.306             0
                             2012        $12.306      $13.420             0
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.651             0
                             2005        $10.651      $10.972             0
                             2006        $10.972      $12.107             0
                             2007        $12.107      $11.988             0
                             2008        $11.988      $ 5.633         6,071
                             2009        $ 5.633      $ 8.131         4,649
                             2010        $ 8.131      $ 8.496         3,697
                             2011        $ 8.496      $ 8.019           853
                             2012        $ 8.019      $ 9.217           244
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.745         1,022
                             2009        $ 6.745      $11.801         2,171
                             2010        $11.801      $14.414         4,779
                             2011        $14.414      $ 9.529         4,917
                             2012        $ 9.529      $10.536         4,544
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.204             0
                             2005        $11.204      $12.042             0
                             2006        $12.042      $13.538             0
                             2007        $13.538      $14.173             0
                             2008        $14.173      $ 9.984        15,967
                             2009        $ 9.984      $12.966        11,276
                             2010        $12.966      $14.614         9,669
                             2011        $14.614      $13.853         7,918
                             2012        $13.853      $14.994         7,014

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.903             0
                             2006        $10.903      $12.982             0
                             2007        $12.982      $11.907             0
                             2008        $11.907      $ 7.454        10,377
                             2009        $ 7.454      $ 7.042             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.532             0
                             2005        $10.532      $11.079             0
                             2006        $11.079      $11.952             0
                             2007        $11.952      $12.877             0
                             2008        $12.877      $10.560         8,596
                             2009        $10.560      $12.956        11,223
                             2010        $12.956      $13.686         9,973
                             2011        $13.686      $13.554         9,614
                             2012        $13.554      $15.012         8,124
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.218             0
                             2005        $11.218      $11.644             0
                             2006        $11.644      $13.432             0
                             2007        $13.432      $15.516             0
                             2008        $15.516      $14.557             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.390             0
                             2005        $11.390      $12.526             0
                             2006        $12.526      $13.355             0
                             2007        $13.355      $17.825             0
                             2008        $17.825      $ 9.698        14,617
                             2009        $ 9.698      $13.835        12,181
                             2010        $13.835      $14.393        11,048
                             2011        $14.393      $13.086        11,339
                             2012        $13.086      $15.835        10,047
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.239             0
                             2005        $11.239      $12.180             0
                             2006        $12.180      $13.182             0
                             2007        $13.182      $13.667             0
                             2008        $13.667      $ 8.513         9,818
                             2009        $ 8.513      $10.193         6,138
                             2010        $10.193      $10.908             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.446            0
                             2008        $ 9.446      $ 5.853        1,197
                             2009        $ 5.853      $ 7.397          328
                             2010        $ 7.397      $ 8.427          163
                             2011        $ 8.427      $ 7.724          162
                             2012        $ 7.724      $ 8.676           81
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.685            0
                             2008        $ 9.685      $ 6.091        1,880
                             2009        $ 6.091      $ 7.409        1,906
                             2010        $ 7.409      $ 7.924        2,023
                             2011        $ 7.924      $ 8.125          515
                             2012        $ 8.125      $ 9.248            0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.234            0
                             2005        $10.234      $10.371            0
                             2006        $10.371      $11.944            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.330            0
                             2005        $10.330      $10.692            0
                             2006        $10.692      $12.302            0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.558            0
                             2005        $10.558      $10.528            0
                             2006        $10.528      $11.314            0
                             2007        $11.314      $11.223            0
                             2008        $11.223      $ 7.822        3,240
                             2009        $ 7.822      $11.098        3,573
                             2010        $11.098      $12.404        3,642
                             2011        $12.404      $12.586        3,508
                             2012        $12.586      $14.071        3,529
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.379            0
                             2005        $10.379      $10.570            0
                             2006        $10.570      $11.082            0
                             2007        $11.082      $12.019            0
                             2008        $12.019      $ 7.400        3,867
                             2009        $ 7.400      $10.056        3,147
                             2010        $10.056      $11.019        2,537
                             2011        $11.019      $10.806          571
                             2012        $10.806      $12.318          319

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.715            0
                             2005        $10.715      $11.205            0
                             2006        $11.205      $12.337            0
                             2007        $12.337      $13.261            0
                             2008        $13.261      $ 8.647          343
                             2009        $ 8.647      $10.692          397
                             2010        $10.692      $11.583           93
                             2011        $11.583      $11.043            0
                             2012        $11.043      $12.821            0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.857            0
                             2005        $ 9.857      $10.116            0
                             2006        $10.116      $11.162            0
                             2007        $11.162      $11.149            0
                             2008        $11.149      $ 6.588          499
                             2009        $ 6.588      $10.486          209
                             2010        $10.486      $13.927          182
                             2011        $13.927      $12.179          173
                             2012        $12.179      $14.385          174
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.689            0
                             2005        $10.689      $10.715            0
                             2006        $10.715      $11.686            0
                             2007        $11.686      $11.865            0
                             2008        $11.865      $ 9.005        2,180
                             2009        $ 9.005      $10.357        3,779
                             2010        $10.357      $11.093        3,627
                             2011        $11.093      $11.011        3,615
                             2012        $11.011      $11.933        3,361
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.077            0
                             2005        $11.077      $11.523            0
                             2006        $11.523      $13.567            0
                             2007        $13.567      $14.260            0
                             2008        $14.260      $ 9.370          661
                             2009        $ 9.370      $11.210          465
                             2010        $11.210      $12.180            0
                             2011        $12.180      $11.845            0
                             2012        $11.845      $13.410        1,162
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.291            0
                             2005        $11.291      $12.583            0
                             2006        $12.583      $14.429            0
                             2007        $14.429      $14.952            0
                             2008        $14.952      $ 8.716        5,588
                             2009        $ 8.716      $11.867        5,468
                             2010        $11.867      $13.415        4,418
                             2011        $13.415      $11.990        1,750
                             2012        $11.990      $14.167        2,802

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.224             0
                             2005        $11.224      $12.032             0
                             2006        $12.032      $13.480             0
                             2007        $13.480      $12.985             0
                             2008        $12.985      $ 7.864         8,715
                             2009        $ 7.864      $10.517         9,238
                             2010        $10.517      $12.645         9,408
                             2011        $12.645      $12.060         7,321
                             2012        $12.060      $13.864         6,695
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.647             0
                             2006        $11.647      $11.687             0
                             2007        $11.687      $12.106             0
                             2008        $12.106      $ 6.007         7,330
                             2009        $ 6.007      $ 7.762         6,908
                             2010        $ 7.762      $ 9.643         4,060
                             2011        $ 9.643      $ 9.501         3,858
                             2012        $ 9.501      $10.782         3,666
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.291             0
                             2005        $10.291      $10.572             0
                             2006        $10.572      $10.556             0
                             2007        $10.556      $10.687             0
                             2008        $10.687      $10.192         6,546
                             2009        $10.192      $11.514         5,678
                             2010        $11.514      $12.206         4,745
                             2011        $12.206      $12.733         3,645
                             2012        $12.733      $13.788         4,603
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.872             0
                             2005        $ 9.872      $ 9.912             0
                             2006        $ 9.912      $10.132             0
                             2007        $10.132      $10.381             0
                             2008        $10.381      $10.370        18,607
                             2009        $10.370      $10.143        22,386
                             2010        $10.143      $ 9.915        25,477
                             2011        $ 9.915      $ 9.693        22,100
                             2012        $ 9.693      $ 9.475        26,643

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.503             0
                             2005        $10.503      $10.476             0
                             2006        $10.476      $10.308             0
                             2007        $10.308      $11.146             0
                             2008        $11.146      $10.123        13,770
                             2009        $10.123      $11.709        15,158
                             2010        $11.709      $12.368        15,080
                             2011        $12.368      $13.495        14,489
                             2012        $13.495      $14.338        13,259
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.193             0
                             2005        $10.193      $10.202             0
                             2006        $10.202      $10.352             0
                             2007        $10.352      $10.999             0
                             2008        $10.999      $11.264        18,123
                             2009        $11.264      $12.554        22,531
                             2010        $12.554      $13.261        28,856
                             2011        $13.261      $13.425        26,162
                             2012        $13.425      $14.373        24,711
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.735             0
                             2005        $10.735      $10.776             0
                             2006        $10.776      $11.666             0
                             2007        $11.666      $10.891             0
                             2008        $10.891      $ 7.322           599
                             2009        $ 7.322      $ 7.043             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.130             0
                             2005        $11.130      $10.383             0
                             2006        $10.383      $11.298             0
                             2007        $11.298      $11.735             0
                             2008        $11.735      $10.599             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.398             0
                             2005        $10.398      $10.732             0
                             2006        $10.732      $11.464             0
                             2007        $11.464      $12.598             0
                             2008        $12.598      $ 7.058        10,952
                             2009        $ 7.058      $ 9.778         9,310
                             2010        $ 9.778      $11.082         8,054
                             2011        $11.082      $10.975         3,370
                             2012        $10.975      $12.642         2,852

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.009             0
                             2005        $11.009      $11.154             0
                             2006        $11.154      $12.930             0
                             2007        $12.930      $13.014             0
                             2008        $13.014      $ 8.103        17,220
                             2009        $ 8.103      $ 9.916        13,471
                             2010        $ 9.916      $11.116        13,261
                             2011        $11.116      $10.750         9,160
                             2012        $10.750      $12.280         7,798
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.292             0
                             2005        $10.292      $11.613             0
                             2006        $11.613      $11.779             0
                             2007        $11.779      $13.999             0
                             2008        $13.999      $ 6.927             0
                             2009        $ 6.927      $11.177             0
                             2010        $11.177      $13.390             0
                             2011        $13.390      $12.685             0
                             2012        $12.685      $14.134             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.740             0
                             2005        $12.740      $14.533             0
                             2006        $14.533      $19.549             0
                             2007        $19.549      $15.798             0
                             2008        $15.798      $ 9.560         7,669
                             2009        $ 9.560      $12.002        10,495
                             2010        $12.002      $15.188        10,792
                             2011        $15.188      $15.680        10,019
                             2012        $15.680      $17.712         9,048
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.000             0
                             2005        $12.000      $15.476             0
                             2006        $15.476      $21.093             0
                             2007        $21.093      $28.356             0
                             2008        $28.356      $ 9.756         2,425
                             2009        $ 9.756      $20.321         2,710
                             2010        $20.321      $25.183         3,228
                             2011        $25.183      $18.272         3,008
                             2012        $18.272      $23.171         2,928
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.346             0
                             2005        $12.346      $18.296             0
                             2006        $18.296      $22.255             0
                             2007        $22.255      $31.601             0
                             2008        $31.601      $16.633           759
                             2009        $16.633      $25.599         1,554
                             2010        $25.599      $32.323         1,369
                             2011        $32.323      $26.385         1,385
                             2012        $26.385      $26.650         1,233

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.830            0
                             2005        $ 9.830      $ 9.625            0
                             2006        $ 9.625      $10.218            0
                             2007        $10.218      $10.386            0
                             2008        $10.386      $ 8.818        2,587
                             2009        $ 8.818      $ 9.810        1,888
                             2010        $ 9.810      $10.061        1,546
                             2011        $10.061      $ 9.607        1,577
                             2012        $ 9.607      $ 9.511        1,712
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.776            0
                             2005        $10.776      $10.902            0
                             2006        $10.902      $11.754            0
                             2007        $11.754      $11.444            0
                             2008        $11.444      $ 7.728        9,826
                             2009        $ 7.728      $11.691        7,132
                             2010        $11.691      $13.101        3,486
                             2011        $13.101      $12.963        2,185
                             2012        $12.963      $14.953        1,707



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 WITH EBP (ANNUAL INCREASE) & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT
                                     ABR)

                           MORTALITY & EXPENSE = 2.3



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.120          0
                             2005        $10.120      $11.276          0
                             2006        $11.276      $13.093          0
                             2007        $13.093      $17.019          0
                             2008        $17.019      $ 9.091          0
                             2009        $ 9.091      $13.371          0
                             2010        $13.371      $14.829          0
                             2011        $14.829      $14.383          0
                             2012        $14.383      $16.548          0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.005          0
                             2005        $10.005      $10.910          0
                             2006        $10.910      $11.170          0
                             2007        $11.170      $13.041          0
                             2008        $13.041      $ 6.835          0
                             2009        $ 6.835      $ 9.823          0
                             2010        $ 9.823      $10.825          0
                             2011        $10.825      $10.485          0
                             2012        $10.485      $11.193          0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.525          0
                             2005        $10.525      $11.253          0
                             2006        $11.253      $12.069          0
                             2007        $12.069      $15.462          0
                             2008        $15.462      $ 6.266          0
                             2009        $ 6.266      $ 9.254          0
                             2010        $ 9.254      $10.738          0
                             2011        $10.738      $ 9.580          0
                             2012        $ 9.580      $10.817          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.118          0
                             2005        $10.118      $10.249          0
                             2006        $10.249      $10.717          0
                             2007        $10.717      $12.046          0
                             2008        $12.046      $ 8.358          0
                             2009        $ 8.358      $10.504          0
                             2010        $10.504      $11.683          0
                             2011        $11.683      $11.082          0
                             2012        $11.082      $12.139          0
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.279          0
                             2005        $11.279      $12.842          0
                             2006        $12.842      $13.967          0
                             2007        $13.967      $15.989          0
                             2008        $15.989      $ 8.943          0
                             2009        $ 8.943      $11.824          0
                             2010        $11.824      $13.494          0
                             2011        $13.494      $12.804          0
                             2012        $12.804      $14.513          0
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.735          0
                             2005        $10.735      $11.062          0
                             2006        $11.062      $12.949          0
                             2007        $12.949      $12.798          0
                             2008        $12.798      $ 7.143          0
                             2009        $ 7.143      $ 9.054          0
                             2010        $ 9.054      $10.155          0
                             2011        $10.155      $ 9.977          0
                             2012        $ 9.977      $11.398          0
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.714          0
                             2005        $ 9.714      $10.003          0
                             2006        $10.003      $10.405          0
                             2007        $10.405      $12.861          0
                             2008        $12.861      $ 6.614          0
                             2009        $ 6.614      $ 8.260          0
                             2010        $ 8.260      $ 9.986          0
                             2011        $ 9.986      $ 9.744          0
                             2012        $ 9.744      $10.879          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.565          0
                             2005        $10.565      $10.782          0
                             2006        $10.782      $12.148          0
                             2007        $12.148      $12.469          0
                             2008        $12.469      $ 7.647          0
                             2009        $ 7.647      $ 9.427          0
                             2010        $ 9.427      $10.556          0
                             2011        $10.556      $10.487          0
                             2012        $10.487      $11.835          0
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.116          0
                             2005        $10.116      $10.061          0
                             2006        $10.061      $10.227          0
                             2007        $10.227      $10.388          0
                             2008        $10.388      $ 9.787          0
                             2009        $ 9.787      $11.030          0
                             2010        $11.030      $11.578          0
                             2011        $11.578      $12.096          0
                             2012        $12.096      $12.467          0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.869          0
                             2005        $ 9.869      $ 9.900          0
                             2006        $ 9.900      $10.110          0
                             2007        $10.110      $10.355          0
                             2008        $10.355      $10.386          0
                             2009        $10.386      $10.185          0
                             2010        $10.185      $ 9.948          0
                             2011        $ 9.948      $ 9.710          0
                             2012        $ 9.710      $ 9.478          0
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.825          0
                             2005        $10.825      $12.551          0
                             2006        $12.551      $14.428          0
                             2007        $14.428      $16.481          0
                             2008        $16.481      $ 9.014          0
                             2009        $ 9.014      $11.104          0
                             2010        $11.104      $12.228          0
                             2011        $12.228      $ 9.865          0
                             2012        $ 9.865      $11.590          0
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.496          0
                             2005        $10.496      $11.650          0
                             2006        $11.650      $12.666          0
                             2007        $12.666      $15.171          0
                             2008        $15.171      $ 8.775          0
                             2009        $ 8.775      $10.902          0
                             2010        $10.902      $11.833          0
                             2011        $11.833      $10.792          0
                             2012        $10.792      $10.999          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.203          0
                             2005        $10.203      $10.813          0
                             2006        $10.813      $11.194          0
                             2007        $11.194      $12.205          0
                             2008        $12.205      $ 6.834          0
                             2009        $ 6.834      $ 8.052          0
                             2010        $ 8.052      $ 9.054          0
                             2011        $ 9.054      $ 8.120          0
                             2012        $ 8.120      $ 9.292          0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.723          0
                             2007        $10.723      $11.288          0
                             2008        $11.288      $ 7.676          0
                             2009        $ 7.676      $ 9.589          0
                             2010        $ 9.589      $10.224          0
                             2011        $10.224      $ 9.950          0
                             2012        $ 9.950      $11.033          0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.224          0
                             2012        $11.224      $11.197          0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.882          0
                             2005        $10.882      $11.394          0
                             2006        $11.394      $12.342          0
                             2007        $12.342      $13.163          0
                             2008        $13.163      $ 9.162          0
                             2009        $ 9.162      $11.612          0
                             2010        $11.612      $12.895          0
                             2011        $12.895      $11.767          0
                             2012        $11.767      $12.704          0
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 8.895          0
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.089          0
                             2005        $10.089      $10.170          0
                             2006        $10.170      $10.235          0
                             2007        $10.235      $10.689          0
                             2008        $10.689      $10.590          0
                             2009        $10.590      $10.425          0
                             2010        $10.425      $10.672          0
                             2011        $10.672      $10.699          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $10.976          0
                             2005        $10.976      $11.754          0
                             2006        $11.754      $13.306          0
                             2007        $13.306      $13.312          0
                             2008        $13.312      $ 8.807          0
                             2009        $ 8.807      $10.668          0
                             2010        $10.668      $11.682          0
                             2011        $11.682      $11.144          0
                             2012        $11.144      $12.437          0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.004          0
                             2005        $11.004      $11.934          0
                             2006        $11.934      $12.222          0
                             2007        $12.222      $14.026          0
                             2008        $14.026      $ 7.278          0
                             2009        $ 7.278      $11.107          0
                             2010        $11.107      $13.798          0
                             2011        $13.798      $12.207          0
                             2012        $12.207      $13.298          0
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.641          0
                             2005        $10.641      $10.950          0
                             2006        $10.950      $12.071          0
                             2007        $12.071      $11.941          0
                             2008        $11.941      $ 5.605          0
                             2009        $ 5.605      $ 8.082          0
                             2010        $ 8.082      $ 8.436          0
                             2011        $ 8.436      $ 7.954          0
                             2012        $ 7.954      $ 9.133          0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.711          0
                             2009        $ 6.711      $11.730          0
                             2010        $11.730      $14.313          0
                             2011        $14.313      $ 9.452          0
                             2012        $ 9.452      $10.440          0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.193          0
                             2005        $11.193      $12.018          0
                             2006        $12.018      $13.498          0
                             2007        $13.498      $14.117          0
                             2008        $14.117      $ 9.934          0
                             2009        $ 9.934      $12.888          0
                             2010        $12.888      $14.511          0
                             2011        $14.511      $13.741          0
                             2012        $13.741      $14.858          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.895          0
                             2006        $10.895      $12.960          0
                             2007        $12.960      $11.874          0
                             2008        $11.874      $ 7.426          0
                             2009        $ 7.426      $ 7.013          0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.522          0
                             2005        $10.522      $11.057          0
                             2006        $11.057      $11.916          0
                             2007        $11.916      $12.825          0
                             2008        $12.825      $10.507          0
                             2009        $10.507      $12.878          0
                             2010        $12.878      $13.590          0
                             2011        $13.590      $13.444          0
                             2012        $13.444      $14.876          0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.207          0
                             2005        $11.207      $11.621          0
                             2006        $11.621      $13.392          0
                             2007        $13.392      $15.454          0
                             2008        $15.454      $14.494          0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.379          0
                             2005        $11.379      $12.502          0
                             2006        $12.502      $13.315          0
                             2007        $13.315      $17.754          0
                             2008        $17.754      $ 9.649          0
                             2009        $ 9.649      $13.752          0
                             2010        $13.752      $14.291          0
                             2011        $14.291      $12.981          0
                             2012        $12.981      $15.691          0
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.229          0
                             2005        $11.229      $12.156          0
                             2006        $12.156      $13.143          0
                             2007        $13.143      $13.613          0
                             2008        $13.613      $ 8.471          0
                             2009        $ 8.471      $10.132          0
                             2010        $10.132      $10.839          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.440          0
                             2008        $ 9.440      $ 5.843          0
                             2009        $ 5.843      $ 7.377          0
                             2010        $ 7.377      $ 8.396          0
                             2011        $ 8.396      $ 7.687          0
                             2012        $ 7.687      $ 8.626          0
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.678          0
                             2008        $ 9.678      $ 6.081          0
                             2009        $ 6.081      $ 7.389          0
                             2010        $ 7.389      $ 7.894          0
                             2011        $ 7.894      $ 8.087          0
                             2012        $ 8.087      $ 9.195          0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.224          0
                             2005        $10.224      $10.351          0
                             2006        $10.351      $11.909          0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.320          0
                             2005        $10.320      $10.672          0
                             2006        $10.672      $12.265          0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.549          0
                             2005        $10.549      $10.507          0
                             2006        $10.507      $11.281          0
                             2007        $11.281      $11.178          0
                             2008        $11.178      $ 7.783          0
                             2009        $ 7.783      $11.031          0
                             2010        $11.031      $12.316          0
                             2011        $12.316      $12.485          0
                             2012        $12.485      $13.943          0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.370          0
                             2005        $10.370      $10.549          0
                             2006        $10.549      $11.049          0
                             2007        $11.049      $11.971          0
                             2008        $11.971      $ 7.363          0
                             2009        $ 7.363      $ 9.996          0
                             2010        $ 9.996      $10.942          0
                             2011        $10.942      $10.719          0
                             2012        $10.719      $12.206          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.705          0
                             2005        $10.705      $11.183          0
                             2006        $11.183      $12.300          0
                             2007        $12.300      $13.208          0
                             2008        $13.208      $ 8.604          0
                             2009        $ 8.604      $10.628          0
                             2010        $10.628      $11.501          0
                             2011        $11.501      $10.954          0
                             2012        $10.954      $12.704          0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.848          0
                             2005        $ 9.848      $10.096          0
                             2006        $10.096      $11.129          0
                             2007        $11.129      $11.105          0
                             2008        $11.105      $ 6.555          0
                             2009        $ 6.555      $10.422          0
                             2010        $10.422      $13.829          0
                             2011        $13.829      $12.081          0
                             2012        $12.081      $14.254          0
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.679          0
                             2005        $10.679      $10.694          0
                             2006        $10.694      $11.651          0
                             2007        $11.651      $11.818          0
                             2008        $11.818      $ 8.959          0
                             2009        $ 8.959      $10.294          0
                             2010        $10.294      $11.015          0
                             2011        $11.015      $10.922          0
                             2012        $10.922      $11.825          0
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.067          0
                             2005        $11.067      $11.500          0
                             2006        $11.500      $13.527          0
                             2007        $13.527      $14.203          0
                             2008        $14.203      $ 9.323          0
                             2009        $ 9.323      $11.142          0
                             2010        $11.142      $12.095          0
                             2011        $12.095      $11.750          0
                             2012        $11.750      $13.288          0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.280          0
                             2005        $11.280      $12.558          0
                             2006        $12.558      $14.386          0
                             2007        $14.386      $14.893          0
                             2008        $14.893      $ 8.673          0
                             2009        $ 8.673      $11.796          0
                             2010        $11.796      $13.321          0
                             2011        $13.321      $11.893          0
                             2012        $11.893      $14.038          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.214          0
                             2005        $11.214      $12.009          0
                             2006        $12.009      $13.440          0
                             2007        $13.440      $12.933          0
                             2008        $12.933      $ 7.825          0
                             2009        $ 7.825      $10.454          0
                             2010        $10.454      $12.556          0
                             2011        $12.556      $11.963          0
                             2012        $11.963      $13.738          0
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.639          0
                             2006        $11.639      $11.667          0
                             2007        $11.667      $12.073          0
                             2008        $12.073      $ 5.984          0
                             2009        $ 5.984      $ 7.725          0
                             2010        $ 7.725      $ 9.587          0
                             2011        $ 9.587      $ 9.436          0
                             2012        $ 9.436      $10.698          0
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.281          0
                             2005        $10.281      $10.552          0
                             2006        $10.552      $10.525          0
                             2007        $10.525      $10.644          0
                             2008        $10.644      $10.141          0
                             2009        $10.141      $11.445          0
                             2010        $11.445      $12.120          0
                             2011        $12.120      $12.630          0
                             2012        $12.630      $13.663          0
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.862          0
                             2005        $ 9.862      $ 9.893          0
                             2006        $ 9.893      $10.102          0
                             2007        $10.102      $10.339          0
                             2008        $10.339      $10.318          0
                             2009        $10.318      $10.082          0
                             2010        $10.082      $ 9.845          0
                             2011        $ 9.845      $ 9.615          0
                             2012        $ 9.615      $ 9.389          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.494          0
                             2005        $10.494      $10.456          0
                             2006        $10.456      $10.278          0
                             2007        $10.278      $11.101          0
                             2008        $11.101      $10.072          0
                             2009        $10.072      $11.639          0
                             2010        $11.639      $12.281          0
                             2011        $12.281      $13.386          0
                             2012        $13.386      $14.208          0
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.183          0
                             2005        $10.183      $10.182          0
                             2006        $10.182      $10.322          0
                             2007        $10.322      $10.956          0
                             2008        $10.956      $11.208          0
                             2009        $11.208      $12.478          0
                             2010        $12.478      $13.168          0
                             2011        $13.168      $13.316          0
                             2012        $13.316      $14.243          0
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.728          0
                             2005        $10.728      $10.758          0
                             2006        $10.758      $11.634          0
                             2007        $11.634      $10.850          0
                             2008        $10.850      $ 7.287          0
                             2009        $ 7.287      $ 7.007          0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.120          0
                             2005        $11.120      $10.362          0
                             2006        $10.362      $11.265          0
                             2007        $11.265      $11.688          0
                             2008        $11.688      $10.556          0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.388          0
                             2005        $10.388      $10.711          0
                             2006        $10.711      $11.430          0
                             2007        $11.430      $12.548          0
                             2008        $12.548      $ 7.023          0
                             2009        $ 7.023      $ 9.719          0
                             2010        $ 9.719      $11.004          0
                             2011        $11.004      $10.886          0
                             2012        $10.886      $12.527          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $10.999          0
                             2005        $10.999      $11.132          0
                             2006        $11.132      $12.892          0
                             2007        $12.892      $12.962          0
                             2008        $12.962      $ 8.063          0
                             2009        $ 8.063      $ 9.856          0
                             2010        $ 9.856      $11.038          0
                             2011        $11.038      $10.664          0
                             2012        $10.664      $12.168          0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.282          0
                             2005        $10.282      $11.590          0
                             2006        $11.590      $11.744          0
                             2007        $11.744      $13.943          0
                             2008        $13.943      $ 6.893          0
                             2009        $ 6.893      $11.110          0
                             2010        $11.110      $13.295          0
                             2011        $13.295      $12.582          0
                             2012        $12.582      $14.005          0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.728          0
                             2005        $12.728      $14.505          0
                             2006        $14.505      $19.491          0
                             2007        $19.491      $15.735          0
                             2008        $15.735      $ 9.512          0
                             2009        $ 9.512      $11.929          0
                             2010        $11.929      $15.081          0
                             2011        $15.081      $15.553          0
                             2012        $15.553      $17.551          0
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $11.988          0
                             2005        $11.988      $15.446          0
                             2006        $15.446      $21.030          0
                             2007        $21.030      $28.243          0
                             2008        $28.243      $ 9.708          0
                             2009        $ 9.708      $20.198          0
                             2010        $20.198      $25.006          0
                             2011        $25.006      $18.124          0
                             2012        $18.124      $22.961          0
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.334          0
                             2005        $12.334      $18.261          0
                             2006        $18.261      $22.189          0
                             2007        $22.189      $31.475          0
                             2008        $31.475      $16.549          0
                             2009        $16.549      $25.445          0
                             2010        $25.445      $32.095          0
                             2011        $32.095      $26.173          0
                             2012        $26.173      $26.408          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.821          0
                             2005        $ 9.821      $ 9.606          0
                             2006        $ 9.606      $10.187          0
                             2007        $10.187      $10.345          0
                             2008        $10.345      $ 8.774          0
                             2009        $ 8.774      $ 9.751          0
                             2010        $ 9.751      $ 9.990          0
                             2011        $ 9.990      $ 9.530          0
                             2012        $ 9.530      $ 9.424          0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.766          0
                             2005        $10.766      $10.881          0
                             2006        $10.881      $11.719          0
                             2007        $11.719      $11.398          0
                             2008        $11.398      $ 7.689          0
                             2009        $ 7.689      $11.621          0
                             2010        $11.621      $13.009          0
                             2011        $13.009      $12.859          0
                             2012        $12.859      $14.818          0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

     WITH MAV & EBP (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND
                               WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.35



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.115           0
                             2005        $10.115      $11.265           0
                             2006        $11.265      $13.074           0
                             2007        $13.074      $16.985           0
                             2008        $16.985      $ 9.069           0
                             2009        $ 9.069      $13.331           0
                             2010        $13.331      $14.776           0
                             2011        $14.776      $14.325           0
                             2012        $14.325      $16.473           0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.000         286
                             2005        $10.000      $10.899         335
                             2006        $10.899      $11.154         534
                             2007        $11.154      $13.015         441
                             2008        $13.015      $ 6.818         626
                             2009        $ 6.818      $ 9.794           0
                             2010        $ 9.794      $10.787           0
                             2011        $10.787      $10.443           0
                             2012        $10.443      $11.142           0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.520           0
                             2005        $10.520      $11.242           0
                             2006        $11.242      $12.051           0
                             2007        $12.051      $15.431           0
                             2008        $15.431      $ 6.251           0
                             2009        $ 6.251      $ 9.226           0
                             2010        $ 9.226      $10.700           0
                             2011        $10.700      $ 9.542           0
                             2012        $ 9.542      $10.768           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.113        1,088
                             2005        $10.113      $10.239        1,170
                             2006        $10.239      $10.702        1,170
                             2007        $10.702      $12.022        1,129
                             2008        $12.022      $ 8.337        1,129
                             2009        $ 8.337      $10.472        1,128
                             2010        $10.472      $11.642        1,127
                             2011        $11.642      $11.038        1,127
                             2012        $11.038      $12.084        1,078
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.274            0
                             2005        $11.274      $12.829            0
                             2006        $12.829      $13.947            0
                             2007        $13.947      $15.957            0
                             2008        $15.957      $ 8.920            0
                             2009        $ 8.920      $11.788            0
                             2010        $11.788      $13.446            0
                             2011        $13.446      $12.752            0
                             2012        $12.752      $14.447            0
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.730        1,085
                             2005        $10.730      $11.051        1,163
                             2006        $11.051      $12.930        1,163
                             2007        $12.930      $12.772        1,122
                             2008        $12.772      $ 7.125        1,122
                             2009        $ 7.125      $ 9.027        1,121
                             2010        $ 9.027      $10.120        1,120
                             2011        $10.120      $ 9.937        1,120
                             2012        $ 9.937      $11.346        1,071
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.709            0
                             2005        $ 9.709      $ 9.993            0
                             2006        $ 9.993      $10.390            0
                             2007        $10.390      $12.836            0
                             2008        $12.836      $ 6.597            0
                             2009        $ 6.597      $ 8.235            0
                             2010        $ 8.235      $ 9.951            0
                             2011        $ 9.951      $ 9.704            0
                             2012        $ 9.704      $10.829            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.560           0
                             2005        $10.560      $10.771           0
                             2006        $10.771      $12.130           0
                             2007        $12.130      $12.444           0
                             2008        $12.444      $ 7.628           0
                             2009        $ 7.628      $ 9.398           0
                             2010        $ 9.398      $10.519           0
                             2011        $10.519      $10.445           0
                             2012        $10.445      $11.781           0
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.112           0
                             2005        $10.112      $10.051           0
                             2006        $10.051      $10.211           0
                             2007        $10.211      $10.367           0
                             2008        $10.367      $ 9.763           0
                             2009        $ 9.763      $10.997           0
                             2010        $10.997      $11.537           0
                             2011        $11.537      $12.047           0
                             2012        $12.047      $12.410           0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.864         290
                             2005        $ 9.864      $ 9.890         370
                             2006        $ 9.890      $10.095         590
                             2007        $10.095      $10.334         556
                             2008        $10.334      $10.360         408
                             2009        $10.360      $10.154           0
                             2010        $10.154      $ 9.912           0
                             2011        $ 9.912      $ 9.671           0
                             2012        $ 9.671      $ 9.435           0
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.820         699
                             2005        $10.820      $12.539         757
                             2006        $12.539      $14.406         879
                             2007        $14.406      $16.448         798
                             2008        $16.448      $ 8.991         925
                             2009        $ 8.991      $11.070         449
                             2010        $11.070      $12.185         448
                             2011        $12.185      $ 9.826         448
                             2012        $ 9.826      $11.537         429
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.491           0
                             2005        $10.491      $11.638           0
                             2006        $11.638      $12.647           0
                             2007        $12.647      $15.141           0
                             2008        $15.141      $ 8.753           0
                             2009        $ 8.753      $10.869           0
                             2010        $10.869      $11.791           0
                             2011        $11.791      $10.748           0
                             2012        $10.748      $10.949           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.198          0
                             2005        $10.198      $10.803          0
                             2006        $10.803      $11.177          0
                             2007        $11.177      $12.181          0
                             2008        $12.181      $ 6.817          0
                             2009        $ 6.817      $ 8.028          0
                             2010        $ 8.028      $ 9.022          0
                             2011        $ 9.022      $ 8.087          0
                             2012        $ 8.087      $ 9.253          0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.719          0
                             2007        $10.719      $11.279          0
                             2008        $11.279      $ 7.666          0
                             2009        $ 7.666      $ 9.571          0
                             2010        $ 9.571      $10.200          0
                             2011        $10.200      $ 9.921          0
                             2012        $ 9.921      $10.995          0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.178          0
                             2012        $11.178      $11.146          0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.877          0
                             2005        $10.877      $11.383          0
                             2006        $11.383      $12.324          0
                             2007        $12.324      $13.137          0
                             2008        $13.137      $ 9.139          0
                             2009        $ 9.139      $11.577          0
                             2010        $11.577      $12.849          0
                             2011        $12.849      $11.720          0
                             2012        $11.720      $12.646          0
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 8.854          0
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.084          0
                             2005        $10.084      $10.160          0
                             2006        $10.160      $10.220          0
                             2007        $10.220      $10.667          0
                             2008        $10.667      $10.563          0
                             2009        $10.563      $10.393          0
                             2010        $10.393      $10.634          0
                             2011        $10.634      $10.660          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $10.971          0
                             2005        $10.971      $11.743          0
                             2006        $11.743      $13.286          0
                             2007        $13.286      $13.286          0
                             2008        $13.286      $ 8.785          0
                             2009        $ 8.785      $10.636          0
                             2010        $10.636      $11.641          0
                             2011        $11.641      $11.099          0
                             2012        $11.099      $12.380          0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $10.999          0
                             2005        $10.999      $11.923          0
                             2006        $11.923      $12.204          0
                             2007        $12.204      $13.998          0
                             2008        $13.998      $ 7.259          0
                             2009        $ 7.259      $11.074          0
                             2010        $11.074      $13.749          0
                             2011        $13.749      $12.157          0
                             2012        $12.157      $13.238          0
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.636          0
                             2005        $10.636      $10.939          0
                             2006        $10.939      $12.053          0
                             2007        $12.053      $11.917          0
                             2008        $11.917      $ 5.591          0
                             2009        $ 5.591      $ 8.057          0
                             2010        $ 8.057      $ 8.406          0
                             2011        $ 8.406      $ 7.922          0
                             2012        $ 7.922      $ 9.092          0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.694          0
                             2009        $ 6.694      $11.694          0
                             2010        $11.694      $14.262          0
                             2011        $14.262      $ 9.414          0
                             2012        $ 9.414      $10.393          0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.188          0
                             2005        $11.188      $12.007          0
                             2006        $12.007      $13.478          0
                             2007        $13.478      $14.089          0
                             2008        $14.089      $ 9.909          0
                             2009        $ 9.909      $12.849          0
                             2010        $12.849      $14.460          0
                             2011        $14.460      $13.686          0
                             2012        $13.686      $14.790          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.891          0
                             2006        $10.891      $12.949          0
                             2007        $12.949      $11.858          0
                             2008        $11.858      $ 7.412          0
                             2009        $ 7.412      $ 6.999          0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.517          0
                             2005        $10.517      $11.046          0
                             2006        $11.046      $11.899          0
                             2007        $11.899      $12.799          0
                             2008        $12.799      $10.481          0
                             2009        $10.481      $12.839          0
                             2010        $12.839      $13.542          0
                             2011        $13.542      $13.390          0
                             2012        $13.390      $14.808          0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.202          0
                             2005        $11.202      $11.610          0
                             2006        $11.610      $13.372          0
                             2007        $13.372      $15.423          0
                             2008        $15.423      $14.462          0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.374          0
                             2005        $11.374      $12.490          0
                             2006        $12.490      $13.295          0
                             2007        $13.295      $17.719          0
                             2008        $17.719      $ 9.625          0
                             2009        $ 9.625      $13.710          0
                             2010        $13.710      $14.241          0
                             2011        $14.241      $12.928          0
                             2012        $12.928      $15.620          0
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.224          0
                             2005        $11.224      $12.144          0
                             2006        $12.144      $13.124          0
                             2007        $13.124      $13.585          0
                             2008        $13.585      $ 8.449          0
                             2009        $ 8.449      $10.101          0
                             2010        $10.101      $10.804          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.436          0
                             2008        $ 9.436      $ 5.838          0
                             2009        $ 5.838      $ 7.367          0
                             2010        $ 7.367      $ 8.380          0
                             2011        $ 8.380      $ 7.668          0
                             2012        $ 7.668      $ 8.600          0
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.675          0
                             2008        $ 9.675      $ 6.075          0
                             2009        $ 6.075      $ 7.379          0
                             2010        $ 7.379      $ 7.879          0
                             2011        $ 7.879      $ 8.067          0
                             2012        $ 8.067      $ 9.168          0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.219          0
                             2005        $10.219      $10.341          0
                             2006        $10.341      $11.891          0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.315          0
                             2005        $10.315      $10.661          0
                             2006        $10.661      $12.247          0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.544          0
                             2005        $10.544      $10.497          0
                             2006        $10.497      $11.264          0
                             2007        $11.264      $11.156          0
                             2008        $11.156      $ 7.763          0
                             2009        $ 7.763      $10.998          0
                             2010        $10.998      $12.273          0
                             2011        $12.273      $12.434          0
                             2012        $12.434      $13.879          0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.365          0
                             2005        $10.365      $10.539          0
                             2006        $10.539      $11.033          0
                             2007        $11.033      $11.947          0
                             2008        $11.947      $ 7.344          0
                             2009        $ 7.344      $ 9.965          0
                             2010        $ 9.965      $10.903          0
                             2011        $10.903      $10.676          0
                             2012        $10.676      $12.151          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.700            0
                             2005        $10.700      $11.172            0
                             2006        $11.172      $12.282            0
                             2007        $12.282      $13.182            0
                             2008        $13.182      $ 8.582            0
                             2009        $ 8.582      $10.596            0
                             2010        $10.596      $11.461            0
                             2011        $11.461      $10.910            0
                             2012        $10.910      $12.646            0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.844            0
                             2005        $ 9.844      $10.086            0
                             2006        $10.086      $11.112            0
                             2007        $11.112      $11.082            0
                             2008        $11.082      $ 6.538            0
                             2009        $ 6.538      $10.391            0
                             2010        $10.391      $13.780            0
                             2011        $13.780      $12.032            0
                             2012        $12.032      $14.189            0
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.674        1,759
                             2005        $10.674      $10.684        2,021
                             2006        $10.684      $11.634        2,445
                             2007        $11.634      $11.794        2,342
                             2008        $11.794      $ 8.937        2,314
                             2009        $ 8.937      $10.263        1,124
                             2010        $10.263      $10.976        1,123
                             2011        $10.976      $10.878        1,123
                             2012        $10.878      $11.771        1,074
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.061            0
                             2005        $11.061      $11.489            0
                             2006        $11.489      $13.507            0
                             2007        $13.507      $14.175            0
                             2008        $14.175      $ 9.299            0
                             2009        $ 9.299      $11.108            0
                             2010        $11.108      $12.052            0
                             2011        $12.052      $11.702            0
                             2012        $11.702      $13.228            0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.275            0
                             2005        $11.275      $12.546            0
                             2006        $12.546      $14.365            0
                             2007        $14.365      $14.863            0
                             2008        $14.863      $ 8.651            0
                             2009        $ 8.651      $11.760            0
                             2010        $11.760      $13.274            0
                             2011        $13.274      $11.845            0
                             2012        $11.845      $13.975            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.209          0
                             2005        $11.209      $11.997          0
                             2006        $11.997      $13.420          0
                             2007        $13.420      $12.907          0
                             2008        $12.907      $ 7.805          0
                             2009        $ 7.805      $10.422          0
                             2010        $10.422      $12.511          0
                             2011        $12.511      $11.915          0
                             2012        $11.915      $13.676          0
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.635          0
                             2006        $11.635      $11.657          0
                             2007        $11.657      $12.056          0
                             2008        $12.056      $ 5.973          0
                             2009        $ 5.973      $ 7.706          0
                             2010        $ 7.706      $ 9.559          0
                             2011        $ 9.559      $ 9.404          0
                             2012        $ 9.404      $10.656          0
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.276          0
                             2005        $10.276      $10.541          0
                             2006        $10.541      $10.509          0
                             2007        $10.509      $10.623          0
                             2008        $10.623      $10.116          0
                             2009        $10.116      $11.410          0
                             2010        $11.410      $12.077          0
                             2011        $12.077      $12.579          0
                             2012        $12.579      $13.601          0
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.858          0
                             2005        $ 9.858      $ 9.883          0
                             2006        $ 9.883      $10.087          0
                             2007        $10.087      $10.318          0
                             2008        $10.318      $10.292          0
                             2009        $10.292      $10.052          0
                             2010        $10.052      $ 9.810          0
                             2011        $ 9.810      $ 9.576          0
                             2012        $ 9.576      $ 9.347          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.489            0
                             2005        $10.489      $10.446            0
                             2006        $10.446      $10.263            0
                             2007        $10.263      $11.079            0
                             2008        $11.079      $10.047            0
                             2009        $10.047      $11.603            0
                             2010        $11.603      $12.237            0
                             2011        $12.237      $13.332            0
                             2012        $13.332      $14.143            0
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.178        1,215
                             2005        $10.178      $10.172        1,419
                             2006        $10.172      $10.306        1,856
                             2007        $10.306      $10.934        1,726
                             2008        $10.934      $11.180        1,432
                             2009        $11.180      $12.441          675
                             2010        $12.441      $13.121          674
                             2011        $13.121      $13.263          674
                             2012        $13.263      $14.178          645
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.724            0
                             2005        $10.724      $10.749            0
                             2006        $10.749      $11.618            0
                             2007        $11.618      $10.829            0
                             2008        $10.829      $ 7.270            0
                             2009        $ 7.270      $ 6.989            0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.115            0
                             2005        $11.115      $10.352            0
                             2006        $10.352      $11.248            0
                             2007        $11.248      $11.665            0
                             2008        $11.665      $10.534            0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.383            0
                             2005        $10.383      $10.701            0
                             2006        $10.701      $11.413            0
                             2007        $11.413      $12.523            0
                             2008        $12.523      $ 7.005            0
                             2009        $ 7.005      $ 9.690            0
                             2010        $ 9.690      $10.965            0
                             2011        $10.965      $10.842            0
                             2012        $10.842      $12.470            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $10.993          651
                             2005        $10.993      $11.121          822
                             2006        $11.121      $12.873        1,157
                             2007        $12.873      $12.936        1,110
                             2008        $12.936      $ 8.042        1,333
                             2009        $ 8.042      $ 9.826            0
                             2010        $ 9.826      $10.999            0
                             2011        $10.999      $10.620            0
                             2012        $10.620      $12.113            0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.278            0
                             2005        $10.278      $11.579            0
                             2006        $11.579      $11.726            0
                             2007        $11.726      $13.915            0
                             2008        $13.915      $ 6.875            0
                             2009        $ 6.875      $11.076            0
                             2010        $11.076      $13.248            0
                             2011        $13.248      $12.531            0
                             2012        $12.531      $13.941            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.722            0
                             2005        $12.722      $14.491            0
                             2006        $14.491      $19.462            0
                             2007        $19.462      $15.704            0
                             2008        $15.704      $ 9.488            0
                             2009        $ 9.488      $11.893            0
                             2010        $11.893      $15.028            0
                             2011        $15.028      $15.491            0
                             2012        $15.491      $17.471            0
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $11.983            0
                             2005        $11.983      $15.431            0
                             2006        $15.431      $20.999            0
                             2007        $20.999      $28.186            0
                             2008        $28.186      $ 9.683            0
                             2009        $ 9.683      $20.137            0
                             2010        $20.137      $24.917            0
                             2011        $24.917      $18.051            0
                             2012        $18.051      $22.856            0
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.329            0
                             2005        $12.329      $18.243            0
                             2006        $18.243      $22.156            0
                             2007        $22.156      $31.412            0
                             2008        $31.412      $16.508            0
                             2009        $16.508      $25.368            0
                             2010        $25.368      $31.982            0
                             2011        $31.982      $26.067            0
                             2012        $26.067      $26.288            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.817          0
                             2005        $ 9.817      $ 9.596          0
                             2006        $ 9.596      $10.172          0
                             2007        $10.172      $10.324          0
                             2008        $10.324      $ 8.752          0
                             2009        $ 8.752      $ 9.721          0
                             2010        $ 9.721      $ 9.955          0
                             2011        $ 9.955      $ 9.491          0
                             2012        $ 9.491      $ 9.381          0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.761          0
                             2005        $10.761      $10.870          0
                             2006        $10.870      $11.701          0
                             2007        $11.701      $11.376          0
                             2008        $11.376      $ 7.669          0
                             2009        $ 7.669      $11.585          0
                             2010        $11.585      $12.963          0
                             2011        $12.963      $12.807          0
                             2012        $12.807      $14.750          0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.10%.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

              WITH MAV (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.65



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.181        13,582
                             2005        $10.181      $11.420        25,067
                             2006        $11.420      $13.348        31,784
                             2007        $13.348      $17.466        33,336
                             2008        $17.466      $ 9.393        32,517
                             2009        $ 9.393      $13.906        22,452
                             2010        $13.906      $15.525        29,196
                             2011        $15.525      $15.158        23,513
                             2012        $15.158      $17.556        20,206
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.065        34,355
                             2005        $10.065      $11.048        62,264
                             2006        $11.048      $11.388        76,074
                             2007        $11.388      $13.384        67,894
                             2008        $13.384      $ 7.062        64,904
                             2009        $ 7.062      $10.217        49,698
                             2010        $10.217      $11.333        42,857
                             2011        $11.333      $11.051        39,726
                             2012        $11.051      $11.875        21,924
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.589        37,824
                             2005        $10.589      $11.396        77,293
                             2006        $11.396      $12.304       103,847
                             2007        $12.304      $15.868       104,822
                             2008        $15.868      $ 6.474       113,138
                             2009        $ 6.474      $ 9.625       106,835
                             2010        $ 9.625      $11.242        92,270
                             2011        $11.242      $10.097        70,244
                             2012        $10.097      $11.476        56,056

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.179        31,399
                             2005        $10.179      $10.379        41,427
                             2006        $10.379      $10.926        31,949
                             2007        $10.926      $12.363        27,998
                             2008        $12.363      $ 8.635        19,374
                             2009        $ 8.635      $10.924        19,610
                             2010        $10.924      $12.232        21,404
                             2011        $12.232      $11.680        17,255
                             2012        $11.680      $12.879        16,332
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.347        46,189
                             2005        $11.347      $13.005       146,508
                             2006        $13.005      $14.239       272,708
                             2007        $14.239      $16.409       270,797
                             2008        $16.409      $ 9.239       244,175
                             2009        $ 9.239      $12.297       197,992
                             2010        $12.297      $14.127       193,856
                             2011        $14.127      $13.494       163,474
                             2012        $13.494      $15.397       136,469
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.800        94,238
                             2005        $10.800      $11.203       170,805
                             2006        $11.203      $13.201       316,047
                             2007        $13.201      $13.134       226,724
                             2008        $13.134      $ 7.379       212,525
                             2009        $ 7.379      $ 9.417       176,246
                             2010        $ 9.417      $10.632       166,421
                             2011        $10.632      $10.515       132,778
                             2012        $10.515      $12.092       104,701
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.772        31,849
                             2005        $ 9.772      $10.130        72,705
                             2006        $10.130      $10.608        65,962
                             2007        $10.608      $13.199        59,419
                             2008        $13.199      $ 6.833        49,050
                             2009        $ 6.833      $ 8.591        43,558
                             2010        $ 8.591      $10.455        41,586
                             2011        $10.455      $10.269        37,333
                             2012        $10.269      $11.542        26,432
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.629       117,071
                             2005        $10.629      $10.919       288,397
                             2006        $10.919      $12.385       339,575
                             2007        $12.385      $12.797       317,228
                             2008        $12.797      $ 7.901       314,943
                             2009        $ 7.901      $ 9.804       289,768
                             2010        $ 9.804      $11.052       266,880
                             2011        $11.052      $11.052       229,370
                             2012        $11.052      $12.556       204,634

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.178       100,870
                             2005        $10.178      $10.189       212,207
                             2006        $10.189      $10.426       300,071
                             2007        $10.426      $10.661       292,614
                             2008        $10.661      $10.112       241,772
                             2009        $10.112      $11.471       249,244
                             2010        $11.471      $12.121       233,054
                             2011        $12.121      $12.748       153,417
                             2012        $12.748      $13.226       351,936
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.928       141,216
                             2005        $ 9.928      $10.026       330,319
                             2006        $10.026      $10.306       417,108
                             2007        $10.306      $10.627       421,658
                             2008        $10.627      $10.730       361,507
                             2009        $10.730      $10.592       330,590
                             2010        $10.592      $10.414       345,093
                             2011        $10.414      $10.234       271,025
                             2012        $10.234      $10.055       248,158
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.891        33,991
                             2005        $10.891      $12.711       116,685
                             2006        $12.711      $14.709       214,068
                             2007        $14.709      $16.914       204,604
                             2008        $16.914      $ 9.312       203,194
                             2009        $ 9.312      $11.548       184,028
                             2010        $11.548      $12.802       167,026
                             2011        $12.802      $10.397       170,700
                             2012        $10.397      $12.297       144,551
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.560         8,162
                             2005        $10.560      $11.798        16,556
                             2006        $11.798      $12.912        27,027
                             2007        $12.912      $15.570        23,585
                             2008        $15.570      $ 9.066        19,063
                             2009        $ 9.066      $11.338        17,744
                             2010        $11.338      $12.389        16,761
                             2011        $12.389      $11.373        16,594
                             2012        $11.373      $11.669        11,384

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.265        15,902
                             2005        $10.265      $10.951        34,348
                             2006        $10.951      $11.412        37,917
                             2007        $11.412      $12.526        32,938
                             2008        $12.526      $ 7.061        29,899
                             2009        $ 7.061      $ 8.375        28,233
                             2010        $ 8.375      $ 9.479        23,835
                             2011        $ 9.479      $ 8.558        20,110
                             2012        $ 8.558      $ 9.814             0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.770        55,343
                             2007        $10.770      $11.415        62,302
                             2008        $11.415      $ 7.814        53,384
                             2009        $ 7.814      $ 9.826        45,910
                             2010        $ 9.826      $10.547        42,510
                             2011        $10.547      $10.332        38,329
                             2012        $10.332      $11.533        31,918
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.829        34,192
                             2012        $11.829      $11.879        30,285
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.948        76,478
                             2005        $10.948      $11.539       117,195
                             2006        $11.539      $12.583       140,472
                             2007        $12.583      $13.509       136,462
                             2008        $13.509      $ 9.466       119,689
                             2009        $ 9.466      $12.077        92,925
                             2010        $12.077      $13.500        86,699
                             2011        $13.500      $12.402        83,648
                             2012        $12.402      $13.478        78,512
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.437         6,175
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.150        32,398
                             2005        $10.150      $10.299        63,770
                             2006        $10.299      $10.434        62,454
                             2007        $10.434      $10.970        59,621
                             2008        $10.970      $10.941        40,231
                             2009        $10.941      $10.842        44,663
                             2010        $10.842      $11.172        43,750
                             2011        $11.172      $11.226             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.042        49,174
                             2005        $11.042      $11.904       226,050
                             2006        $11.904      $13.564       323,677
                             2007        $13.564      $13.662       305,230
                             2008        $13.662      $ 9.099       269,341
                             2009        $ 9.099      $11.095       222,943
                             2010        $11.095      $12.230       209,080
                             2011        $12.230      $11.745       190,188
                             2012        $11.745      $13.195       165,996
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.071        10,317
                             2005        $11.071      $12.086        27,195
                             2006        $12.086      $12.460        37,059
                             2007        $12.460      $14.395        30,642
                             2008        $14.395      $ 7.519        26,289
                             2009        $ 7.519      $11.552        21,261
                             2010        $11.552      $14.446        21,016
                             2011        $14.446      $12.865        23,963
                             2012        $12.865      $14.109        22,185
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.705        79,561
                             2005        $10.705      $11.090       114,273
                             2006        $11.090      $12.306       109,607
                             2007        $12.306      $12.255        88,763
                             2008        $12.255      $ 5.791        68,752
                             2009        $ 5.791      $ 8.405        53,501
                             2010        $ 8.405      $ 8.832        53,025
                             2011        $ 8.832      $ 8.383        42,814
                             2012        $ 8.383      $ 9.690        32,632
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.934        41,584
                             2009        $ 6.934      $12.199        47,953
                             2010        $12.199      $14.985        51,585
                             2011        $14.985      $ 9.962        47,273
                             2012        $ 9.962      $11.077        34,411
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.261        22,651
                             2005        $11.261      $12.171       103,932
                             2006        $12.171      $13.760       153,576
                             2007        $13.760      $14.488       152,056
                             2008        $14.488      $10.263       136,183
                             2009        $10.263      $13.403       117,027
                             2010        $13.403      $15.192       114,662
                             2011        $15.192      $14.482       102,207
                             2012        $14.482      $15.763        79,777

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.944        15,736
                             2006        $10.944      $13.104        44,335
                             2007        $13.104      $12.087        53,029
                             2008        $12.087      $ 7.610        45,713
                             2009        $ 7.610      $ 7.203             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.586        24,838
                             2005        $10.586      $11.198        50,174
                             2006        $11.198      $12.148        60,688
                             2007        $12.148      $13.162        55,951
                             2008        $13.162      $10.855        47,871
                             2009        $10.855      $13.393        50,643
                             2010        $13.393      $14.228        47,831
                             2011        $14.228      $14.169        47,149
                             2012        $14.169      $15.782        25,256
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.275         1,501
                             2005        $11.275      $11.769        23,535
                             2006        $11.769      $13.652        41,000
                             2007        $13.652      $15.861        45,572
                             2008        $15.861      $14.907             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.448         3,126
                             2005        $11.448      $12.661        11,317
                             2006        $12.661      $13.574        21,648
                             2007        $13.574      $18.221        27,999
                             2008        $18.221      $ 9.969        37,101
                             2009        $ 9.969      $14.302        26,786
                             2010        $14.302      $14.962        22,004
                             2011        $14.962      $13.680        21,433
                             2012        $13.680      $16.647        19,353
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.297         7,472
                             2005        $11.297      $12.311        40,059
                             2006        $12.311      $13.399        40,322
                             2007        $13.399      $13.970        34,771
                             2008        $13.970      $ 8.751        28,477
                             2009        $ 8.751      $10.537        25,376

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.482        22,346
                             2008        $ 9.482      $ 5.909        20,287
                             2009        $ 5.909      $ 7.510        18,145
                             2010        $ 7.510      $ 8.603        17,536
                             2011        $ 8.603      $ 7.929        11,586
                             2012        $ 7.929      $ 8.957        10,903
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.722         6,445
                             2008        $ 9.722      $ 6.149         6,335
                             2009        $ 6.149      $ 7.521         7,613
                             2010        $ 7.521      $ 8.089         6,102
                             2011        $ 8.089      $ 8.342         3,539
                             2012        $ 8.342      $ 9.548         2,722
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.286        12,975
                             2005        $10.286      $10.482        17,669
                             2006        $10.482      $12.141        35,619
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.383         3,253
                             2005        $10.383      $10.807         3,923
                             2006        $10.807      $12.504         9,010
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.612        22,341
                             2005        $10.612      $10.641        56,915
                             2006        $10.641      $11.500        61,974
                             2007        $11.500      $11.472        57,451
                             2008        $11.472      $ 8.040        51,340
                             2009        $ 8.040      $11.472        42,595
                             2010        $11.472      $12.894        47,419
                             2011        $12.894      $13.158        38,851
                             2012        $13.158      $14.792        36,430
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.433         5,801
                             2005        $10.433      $10.684       120,599
                             2006        $10.684      $11.264       175,764
                             2007        $11.264      $12.286       149,376
                             2008        $12.286      $ 7.607       145,460
                             2009        $ 7.607      $10.396       118,836
                             2010        $10.396      $11.455       109,172
                             2011        $11.455      $11.297        94,117
                             2012        $11.297      $12.950        82,369

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.770         8,498
                             2005        $10.770      $11.325        20,952
                             2006        $11.325      $12.540        26,757
                             2007        $12.540      $13.555        22,482
                             2008        $13.555      $ 8.889        19,437
                             2009        $ 8.889      $11.053        16,994
                             2010        $11.053      $12.041        18,853
                             2011        $12.041      $11.545        12,704
                             2012        $11.545      $13.478         8,839
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.908        22,134
                             2005        $ 9.908      $10.225        35,645
                             2006        $10.225      $11.345        42,705
                             2007        $11.345      $11.397        36,040
                             2008        $11.397      $ 6.772        33,473
                             2009        $ 6.772      $10.840        29,122
                             2010        $10.840      $14.478        26,541
                             2011        $14.478      $12.732        23,878
                             2012        $12.732      $15.123        20,157
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.743        91,889
                             2005        $10.743      $10.830       157,583
                             2006        $10.830      $11.878       164,040
                             2007        $11.878      $12.128       155,618
                             2008        $12.128      $ 9.256       134,563
                             2009        $ 9.256      $10.706       125,107
                             2010        $10.706      $11.532       120,723
                             2011        $11.532      $11.510        73,746
                             2012        $11.510      $12.545        55,434
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.134        16,158
                             2005        $11.134      $11.647        38,304
                             2006        $11.647      $13.790        40,666
                             2007        $13.790      $14.576        34,721
                             2008        $14.576      $ 9.632        34,512
                             2009        $ 9.632      $11.588        25,428
                             2010        $11.588      $12.662        23,947
                             2011        $12.662      $12.383        16,913
                             2012        $12.383      $14.098        10,831
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.348        89,391
                             2005        $11.348      $12.718       147,659
                             2006        $12.718      $14.666       198,179
                             2007        $14.666      $15.284       187,490
                             2008        $15.284      $ 8.960       164,589
                             2009        $ 8.960      $12.268       131,705
                             2010        $12.268      $13.946       127,950
                             2011        $13.946      $12.534       114,768
                             2012        $12.534      $14.894        56,169

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.282        99,604
                             2005        $11.282      $12.162       246,424
                             2006        $12.162      $13.701       338,479
                             2007        $13.701      $13.273       322,519
                             2008        $13.273      $ 8.084       299,590
                             2009        $ 8.084      $10.872       248,792
                             2010        $10.872      $13.145       221,830
                             2011        $13.145      $12.608       235,673
                             2012        $12.608      $14.575       119,448
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.691        12,445
                             2006        $11.691      $11.797        42,523
                             2007        $11.797      $12.289        29,125
                             2008        $12.289      $ 6.132        32,223
                             2009        $ 6.132      $ 7.968        30,458
                             2010        $ 7.968      $ 9.955        32,693
                             2011        $ 9.955      $ 9.863        29,826
                             2012        $ 9.863      $11.257        26,266
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.343        34,096
                             2005        $10.343      $10.686       119,452
                             2006        $10.686      $10.730       155,499
                             2007        $10.730      $10.924       159,959
                             2008        $10.924      $10.477       115,862
                             2009        $10.477      $11.903       108,436
                             2010        $11.903      $12.688       111,801
                             2011        $12.688      $13.310       106,187
                             2012        $13.310      $14.495        88,426
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.922        46,276
                             2005        $ 9.922      $10.019       218,651
                             2006        $10.019      $10.298       131,240
                             2007        $10.298      $10.611       161,059
                             2008        $10.611      $10.660       184,450
                             2009        $10.660      $10.485       191,412
                             2010        $10.485      $10.307       174,771
                             2011        $10.307      $10.133       159,907
                             2012        $10.133      $ 9.961       144,890
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.557       101,949
                             2005        $10.557      $10.589       216,189
                             2006        $10.589      $10.478       257,300
                             2007        $10.478      $11.393       245,036
                             2008        $11.393      $10.406       221,441
                             2009        $10.406      $12.104       187,838
                             2010        $12.104      $12.857       171,279
                             2011        $12.857      $14.107       141,145
                             2012        $14.107      $15.073       121,203

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.245       164,664
                             2005        $10.245      $10.312       272,905
                             2006        $10.312      $10.522       405,299
                             2007        $10.522      $11.244       411,173
                             2008        $11.244      $11.579       431,766
                             2009        $11.579      $12.977       475,997
                             2010        $12.977      $13.785       402,031
                             2011        $13.785      $14.034       349,028
                             2012        $14.034      $15.110       283,603
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.776        33,539
                             2005        $10.776      $10.877        53,486
                             2006        $10.877      $11.842        75,860
                             2007        $11.842      $11.117        71,719
                             2008        $11.117      $ 7.517        60,579
                             2009        $ 7.517      $ 7.243             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.187        20,719
                             2005        $11.187      $10.494        45,352
                             2006        $10.494      $11.484        53,301
                             2007        $11.484      $11.995        34,812
                             2008        $11.995      $10.837             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.451        38,723
                             2005        $10.451      $10.848       204,589
                             2006        $10.848      $11.653       316,915
                             2007        $11.653      $12.878       285,742
                             2008        $12.878      $ 7.256       297,848
                             2009        $ 7.256      $10.108       226,097
                             2010        $10.108      $11.520       203,662
                             2011        $11.520      $11.473       175,198
                             2012        $11.473      $13.290       158,013
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.065       160,639
                             2005        $11.065      $11.274       403,583
                             2006        $11.274      $13.143       504,857
                             2007        $13.143      $13.303       480,333
                             2008        $13.303      $ 8.330       469,594
                             2009        $ 8.330      $10.250       406,692
                             2010        $10.250      $11.556       373,229
                             2011        $11.556      $11.238       363,917
                             2012        $11.238      $12.910       259,516

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.345         5,900
                             2005        $10.345      $11.737        14,808
                             2006        $11.737      $11.972        35,952
                             2007        $11.972      $14.310        33,619
                             2008        $14.310      $ 7.121        27,920
                             2009        $ 7.121      $11.554        21,092
                             2010        $11.554      $13.919        18,965
                             2011        $13.919      $13.260        14,589
                             2012        $13.260      $14.859         9,314
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.805        95,967
                             2005        $12.805      $14.690       158,632
                             2006        $14.690      $19.870       210,125
                             2007        $19.870      $16.149       182,508
                             2008        $16.149      $ 9.828       165,032
                             2009        $ 9.828      $12.407       139,134
                             2010        $12.407      $15.789       121,311
                             2011        $15.789      $16.392       112,671
                             2012        $16.392      $18.620        89,357
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.061         7,050
                             2005        $12.061      $15.642        21,788
                             2006        $15.642      $21.439        44,632
                             2007        $21.439      $28.985        42,761
                             2008        $28.985      $10.029        38,919
                             2009        $10.029      $21.006        28,022
                             2010        $21.006      $26.179        23,635
                             2011        $26.179      $19.101        22,136
                             2012        $19.101      $24.360        14,009
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.409         9,452
                             2005        $12.409      $18.493        28,154
                             2006        $18.493      $22.621        54,638
                             2007        $22.621      $32.302        46,685
                             2008        $32.302      $17.097        35,193
                             2009        $17.097      $26.463        31,574
                             2010        $26.463      $33.602        20,755
                             2011        $33.602      $27.583        18,145
                             2012        $27.583      $28.017        14,700

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.881        12,173
                             2005        $ 9.881      $ 9.728        13,753
                             2006        $ 9.728      $10.386        28,329
                             2007        $10.386      $10.617        28,653
                             2008        $10.617      $ 9.065        22,322
                             2009        $ 9.065      $10.141        13,392
                             2010        $10.141      $10.459        13,355
                             2011        $10.459      $10.043        10,374
                             2012        $10.043      $ 9.998        10,502
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.831        49,655
                             2005        $10.831      $11.019       160,185
                             2006        $11.019      $11.947       225,066
                             2007        $11.947      $11.698       220,933
                             2008        $11.698      $ 7.944       197,482
                             2009        $ 7.944      $12.085       154,618
                             2010        $12.085      $13.619       138,393
                             2011        $13.619      $13.551       108,833
                             2012        $13.551      $15.720        92,192



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.10%.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

           WITH EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.7



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.177         1,279
                             2005        $10.177      $11.409         2,952
                             2006        $11.409      $13.328         4,489
                             2007        $13.328      $17.432         4,230
                             2008        $17.432      $ 9.369        12,250
                             2009        $ 9.369      $13.864         8,797
                             2010        $13.864      $15.470         4,945
                             2011        $15.470      $15.097         2,846
                             2012        $15.097      $17.477         2,301
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.061         1,773
                             2005        $10.061      $11.038         6,527
                             2006        $11.038      $11.371        10,863
                             2007        $11.371      $13.357         7,743
                             2008        $13.357      $ 7.044        20,165
                             2009        $ 7.044      $10.186        15,504
                             2010        $10.186      $11.294        14,306
                             2011        $11.294      $11.006        13,568
                             2012        $11.006      $11.821        12,190
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.584           794
                             2005        $10.584      $11.385           993
                             2006        $11.385      $12.286         5,659
                             2007        $12.286      $15.837         6,687
                             2008        $15.837      $ 6.458        30,915
                             2009        $ 6.458      $ 9.596        15,709
                             2010        $ 9.596      $11.203        14,156
                             2011        $11.203      $10.056        12,397
                             2012        $10.056      $11.424         6,470

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.174         2,367
                             2005        $10.174      $10.369        17,676
                             2006        $10.369      $10.910        19,985
                             2007        $10.910      $12.338        19,145
                             2008        $12.338      $ 8.614        15,530
                             2009        $ 8.614      $10.891        13,118
                             2010        $10.891      $12.189         8,427
                             2011        $12.189      $11.633         8,191
                             2012        $11.633      $12.821        10,063
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.342         3,744
                             2005        $11.342      $12.993        26,092
                             2006        $12.993      $14.218        32,667
                             2007        $14.218      $16.377        31,623
                             2008        $16.377      $ 9.216       102,855
                             2009        $ 9.216      $12.260        81,493
                             2010        $12.260      $14.077        53,895
                             2011        $14.077      $13.440        45,208
                             2012        $13.440      $15.327        37,230
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.795         6,746
                             2005        $10.795      $11.192        16,747
                             2006        $11.192      $13.182        19,478
                             2007        $13.182      $13.108        22,038
                             2008        $13.108      $ 7.361       102,049
                             2009        $ 7.361      $ 9.388        75,431
                             2010        $ 9.388      $10.595        78,583
                             2011        $10.595      $10.473        57,292
                             2012        $10.473      $12.038        60,518
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.768         6,417
                             2005        $ 9.768      $10.120        10,084
                             2006        $10.120      $10.592        11,849
                             2007        $10.592      $13.173        10,334
                             2008        $13.173      $ 6.816        71,379
                             2009        $ 6.816      $ 8.565        57,607
                             2010        $ 8.565      $10.418        58,821
                             2011        $10.418      $10.228        39,731
                             2012        $10.228      $11.490        48,616
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.624        17,939
                             2005        $10.624      $10.908        38,938
                             2006        $10.908      $12.366        43,696
                             2007        $12.366      $12.772        39,034
                             2008        $12.772      $ 7.881       225,131
                             2009        $ 7.881      $ 9.775       188,699
                             2010        $ 9.775      $11.013       186,215
                             2011        $11.013      $11.008       112,062
                             2012        $11.008      $12.499        96,761

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.173         4,364
                             2005        $10.173      $10.180        25,575
                             2006        $10.180      $10.410        31,813
                             2007        $10.410      $10.639        41,214
                             2008        $10.639      $10.086       138,607
                             2009        $10.086      $11.437       109,299
                             2010        $11.437      $12.079        73,245
                             2011        $12.079      $12.697        52,851
                             2012        $12.697      $13.166        43,691
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.924        10,961
                             2005        $ 9.924      $10.016        29,651
                             2006        $10.016      $10.291        33,135
                             2007        $10.291      $10.606        37,377
                             2008        $10.606      $10.703       280,115
                             2009        $10.703      $10.560       204,879
                             2010        $10.560      $10.378       115,332
                             2011        $10.378      $10.193       105,038
                             2012        $10.193      $10.010        93,580
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.886         2,761
                             2005        $10.886      $12.698         8,867
                             2006        $12.698      $14.687        16,491
                             2007        $14.687      $16.880        22,191
                             2008        $16.880      $ 9.289        71,734
                             2009        $ 9.289      $11.514        59,741
                             2010        $11.514      $12.757        48,418
                             2011        $12.757      $10.355        44,346
                             2012        $10.355      $12.241        53,374
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.555           604
                             2005        $10.555      $11.787         5,525
                             2006        $11.787      $12.893         5,562
                             2007        $12.893      $15.539         5,477
                             2008        $15.539      $ 9.043        13,735
                             2009        $ 9.043      $11.304        13,289
                             2010        $11.304      $12.345        12,260
                             2011        $12.345      $11.328        12,101
                             2012        $11.328      $11.616        11,965

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.260         1,197
                             2005        $10.260      $10.940         1,360
                             2006        $10.940      $11.395         4,420
                             2007        $11.395      $12.501         4,540
                             2008        $12.501      $ 7.043        14,356
                             2009        $ 7.043      $ 8.349        12,418
                             2010        $ 8.349      $ 9.446         6,468
                             2011        $ 9.446      $ 8.523         6,151
                             2012        $ 8.523      $ 9.773             0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.767         3,608
                             2007        $10.767      $11.405        10,323
                             2008        $11.405      $ 7.804        23,452
                             2009        $ 7.804      $ 9.807        16,715
                             2010        $ 9.807      $10.522        14,055
                             2011        $10.522      $10.302        12,208
                             2012        $10.302      $11.494        11,510
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.781        12,345
                             2012        $11.781      $11.825         7,815
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.943         6,517
                             2005        $10.943      $11.528         7,014
                             2006        $11.528      $12.564        10,458
                             2007        $12.564      $13.482        12,917
                             2008        $13.482      $ 9.442        35,385
                             2009        $ 9.442      $12.040        23,028
                             2010        $12.040      $13.453        21,748
                             2011        $13.453      $12.352        22,611
                             2012        $12.352      $13.417        17,790
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.394         5,393
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.145         2,468
                             2005        $10.145      $10.289         4,725
                             2006        $10.289      $10.419         5,556
                             2007        $10.419      $10.948         3,932
                             2008        $10.948      $10.914        24,600
                             2009        $10.914      $10.809        15,906
                             2010        $10.809      $11.133        41,188
                             2011        $11.133      $11.184             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.037         4,249
                             2005        $11.037      $11.892         8,218
                             2006        $11.892      $13.544        12,839
                             2007        $13.544      $13.635        13,243
                             2008        $13.635      $ 9.076        41,700
                             2009        $ 9.076      $11.062        31,070
                             2010        $11.062      $12.187        27,922
                             2011        $12.187      $11.698        24,168
                             2012        $11.698      $13.135        22,503
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.066         1,328
                             2005        $11.066      $12.075         2,104
                             2006        $12.075      $12.441         3,261
                             2007        $12.441      $14.367         2,843
                             2008        $14.367      $ 7.500         5,141
                             2009        $ 7.500      $11.517        10,158
                             2010        $11.517      $14.395         7,082
                             2011        $14.395      $12.813         6,034
                             2012        $12.813      $14.045         6,076
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.701         6,486
                             2005        $10.701      $11.079         9,229
                             2006        $11.079      $12.288         8,519
                             2007        $12.288      $12.230         6,313
                             2008        $12.230      $ 5.776        28,022
                             2009        $ 5.776      $ 8.380        17,395
                             2010        $ 8.380      $ 8.801        15,645
                             2011        $ 8.801      $ 8.349        12,474
                             2012        $ 8.349      $ 9.646         7,102
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.916         7,352
                             2009        $ 6.916      $12.163         7,507
                             2010        $12.163      $14.932         5,973
                             2011        $14.932      $ 9.922         5,705
                             2012        $ 9.922      $11.027         6,067
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.256         4,248
                             2005        $11.256      $12.159        12,005
                             2006        $12.159      $13.740        10,246
                             2007        $13.740      $14.459         9,792
                             2008        $14.459      $10.238        42,657
                             2009        $10.238      $13.363        30,080
                             2010        $13.363      $15.139        24,624
                             2011        $15.139      $14.424        21,913
                             2012        $14.424      $15.692        16,678

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.940           133
                             2006        $10.940      $13.093         2,462
                             2007        $13.093      $12.071         2,385
                             2008        $12.071      $ 7.596        19,904
                             2009        $ 7.596      $ 7.188             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.581           226
                             2005        $10.581      $11.187         1,564
                             2006        $11.187      $12.130         1,999
                             2007        $12.130      $13.136         2,365
                             2008        $13.136      $10.828        22,471
                             2009        $10.828      $13.353        19,202
                             2010        $13.353      $14.178        20,105
                             2011        $14.178      $14.112        18,228
                             2012        $14.112      $15.711        10,712
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.270           588
                             2005        $11.270      $11.758         2,793
                             2006        $11.758      $13.632         2,516
                             2007        $13.632      $15.829         2,184
                             2008        $15.829      $14.875             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.443           726
                             2005        $11.443      $12.649         2,299
                             2006        $12.649      $13.554         2,354
                             2007        $13.554      $18.185         2,032
                             2008        $18.185      $ 9.944        14,716
                             2009        $ 9.944      $14.259        12,938
                             2010        $14.259      $14.910        10,052
                             2011        $14.910      $13.625         8,840
                             2012        $13.625      $16.572         7,253
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.292           582
                             2005        $11.292      $12.299           883
                             2006        $12.299      $13.379           901
                             2007        $13.379      $13.943           678
                             2008        $13.943      $ 8.729        10,922
                             2009        $ 8.729      $10.506         5,256

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.479         2,667
                             2008        $ 9.479      $ 5.904         8,461
                             2009        $ 5.904      $ 7.499         6,476
                             2010        $ 7.499      $ 8.587         6,522
                             2011        $ 8.587      $ 7.910         7,429
                             2012        $ 7.910      $ 8.931         7,479
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.718         3,433
                             2008        $ 9.718      $ 6.144         8,585
                             2009        $ 6.144      $ 7.511         4,311
                             2010        $ 7.511      $ 8.074         3,403
                             2011        $ 8.074      $ 8.322         4,149
                             2012        $ 8.322      $ 9.520         3,911
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.281           672
                             2005        $10.281      $10.472           743
                             2006        $10.472      $12.123           819
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.378         1,698
                             2005        $10.378      $10.797         2,119
                             2006        $10.797      $12.485         3,182
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.608         3,628
                             2005        $10.608      $10.631         5,899
                             2006        $10.631      $11.483         6,286
                             2007        $11.483      $11.449         6,287
                             2008        $11.449      $ 8.020        27,280
                             2009        $ 8.020      $11.438        18,164
                             2010        $11.438      $12.849        12,581
                             2011        $12.849      $13.105        10,973
                             2012        $13.105      $14.725         5,772
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.428         1,326
                             2005        $10.428      $10.673         4,431
                             2006        $10.673      $11.248         7,739
                             2007        $11.248      $12.262         5,956
                             2008        $12.262      $ 7.588        22,364
                             2009        $ 7.588      $10.365        18,949
                             2010        $10.365      $11.415        15,205
                             2011        $11.415      $11.251        12,320
                             2012        $11.251      $12.892        10,941

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.765             0
                             2005        $10.765      $11.314         1,101
                             2006        $11.314      $12.521         1,693
                             2007        $12.521      $13.528         1,545
                             2008        $13.528      $ 8.867         5,345
                             2009        $ 8.867      $11.020         3,217
                             2010        $11.020      $11.999         1,719
                             2011        $11.999      $11.498         3,714
                             2012        $11.498      $13.417         3,388
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.903           555
                             2005        $ 9.903      $10.215         2,106
                             2006        $10.215      $11.329         2,187
                             2007        $11.329      $11.374         1,740
                             2008        $11.374      $ 6.755        10,509
                             2009        $ 6.755      $10.807        13,125
                             2010        $10.807      $14.427         9,230
                             2011        $14.427      $12.681         8,946
                             2012        $12.681      $15.055         7,889
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.739         6,605
                             2005        $10.739      $10.820        15,628
                             2006        $10.820      $11.861        18,099
                             2007        $11.861      $12.104        17,793
                             2008        $12.104      $ 9.233        26,900
                             2009        $ 9.233      $10.674        20,112
                             2010        $10.674      $11.492        13,332
                             2011        $11.492      $11.464        13,081
                             2012        $11.464      $12.488        11,293
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.128           893
                             2005        $11.128      $11.635         2,395
                             2006        $11.635      $13.770         2,124
                             2007        $13.770      $14.547         1,043
                             2008        $14.547      $ 9.608         4,507
                             2009        $ 9.608      $11.553         3,502
                             2010        $11.553      $12.618         2,399
                             2011        $12.618      $12.333         2,554
                             2012        $12.333      $14.034         2,402
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.343         1,344
                             2005        $11.343      $12.706         5,276
                             2006        $12.706      $14.644        10,134
                             2007        $14.644      $15.254        10,053
                             2008        $15.254      $ 8.938        64,672
                             2009        $ 8.938      $12.231        44,368
                             2010        $12.231      $13.897        41,921
                             2011        $13.897      $12.483        32,097
                             2012        $12.483      $14.826        36,198

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.277         2,470
                             2005        $11.277      $12.150         6,014
                             2006        $12.150      $13.681        11,584
                             2007        $13.681      $13.246        11,079
                             2008        $13.246      $ 8.064        43,930
                             2009        $ 8.064      $10.840        31,176
                             2010        $10.840      $13.099        26,227
                             2011        $13.099      $12.557        21,911
                             2012        $12.557      $14.509        23,005
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.687         2,810
                             2006        $11.687      $11.787         7,348
                             2007        $11.787      $12.272         3,680
                             2008        $12.272      $ 6.120         7,593
                             2009        $ 6.120      $ 7.949         8,703
                             2010        $ 7.949      $ 9.927         6,348
                             2011        $ 9.927      $ 9.830         7,146
                             2012        $ 9.830      $11.213         5,665
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.339         3,362
                             2005        $10.339      $10.676         5,189
                             2006        $10.676      $10.714         8,948
                             2007        $10.714      $10.902         9,221
                             2008        $10.902      $10.451        27,562
                             2009        $10.451      $11.867        25,316
                             2010        $11.867      $12.644        20,331
                             2011        $12.644      $13.257        16,521
                             2012        $13.257      $14.430        14,395
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.918        12,301
                             2005        $ 9.918      $10.009        24,188
                             2006        $10.009      $10.283        27,607
                             2007        $10.283      $10.590        23,599
                             2008        $10.590      $10.634        91,586
                             2009        $10.634      $10.454        70,508
                             2010        $10.454      $10.271        58,599
                             2011        $10.271      $10.092        65,420
                             2012        $10.092      $ 9.916        35,580

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.552         4,173
                             2005        $10.552      $10.579        14,189
                             2006        $10.579      $10.462        16,994
                             2007        $10.462      $11.371        13,852
                             2008        $11.371      $10.380        41,393
                             2009        $10.380      $12.068        32,397
                             2010        $12.068      $12.812        32,722
                             2011        $12.812      $14.051        20,871
                             2012        $14.051      $15.005        16,504
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.240        14,526
                             2005        $10.240      $10.302        25,460
                             2006        $10.302      $10.507        28,759
                             2007        $10.507      $11.221        31,185
                             2008        $11.221      $11.550       109,474
                             2009        $11.550      $12.939        93,450
                             2010        $12.939      $13.737        84,488
                             2011        $13.737      $13.977       122,070
                             2012        $13.977      $15.042       111,189
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.772           746
                             2005        $10.772      $10.868         1,026
                             2006        $10.868      $11.826           560
                             2007        $11.826      $11.096           543
                             2008        $11.096      $ 7.499         9,792
                             2009        $ 7.499      $ 7.225             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.182         3,590
                             2005        $11.182      $10.484         5,605
                             2006        $10.484      $11.467         6,181
                             2007        $11.467      $11.971         4,565
                             2008        $11.971      $10.815             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.446         3,115
                             2005        $10.446      $10.837         9,211
                             2006        $10.837      $11.636        16,451
                             2007        $11.636      $12.852        17,983
                             2008        $12.852      $ 7.238        68,814
                             2009        $ 7.238      $10.078        50,583
                             2010        $10.078      $11.480        35,122
                             2011        $11.480      $11.427        29,928
                             2012        $11.427      $13.230        30,044

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.060        10,015
                             2005        $11.060      $11.263        22,659
                             2006        $11.263      $13.123        28,044
                             2007        $13.123      $13.276        26,132
                             2008        $13.276      $ 8.309        93,184
                             2009        $ 8.309      $10.220        63,978
                             2010        $10.220      $11.515        56,769
                             2011        $11.515      $11.193        48,248
                             2012        $11.193      $12.851        37,818
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.340           582
                             2005        $10.340      $11.726           812
                             2006        $11.726      $11.954         1,579
                             2007        $11.954      $14.281         1,524
                             2008        $14.281      $ 7.103         3,770
                             2009        $ 7.103      $11.520         5,504
                             2010        $11.520      $13.870         4,539
                             2011        $13.870      $13.207         4,772
                             2012        $13.207      $14.791         4,328
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.799        16,676
                             2005        $12.799      $14.675        26,236
                             2006        $14.675      $19.841        23,273
                             2007        $19.841      $16.117        21,566
                             2008        $16.117      $ 9.803        52,161
                             2009        $ 9.803      $12.369        39,348
                             2010        $12.369      $15.734        29,572
                             2011        $15.734      $16.326        27,469
                             2012        $16.326      $18.536        24,708
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.055             0
                             2005        $12.055      $15.627           998
                             2006        $15.627      $21.408         5,890
                             2007        $21.408      $28.927         5,845
                             2008        $28.927      $10.004        15,749
                             2009        $10.004      $20.943        10,954
                             2010        $20.943      $26.087         7,376
                             2011        $26.087      $19.024         5,823
                             2012        $19.024      $24.250         5,143
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.403         1,041
                             2005        $12.403      $18.475        46,948
                             2006        $18.475      $22.587        59,022
                             2007        $22.587      $32.238        57,153
                             2008        $32.238      $17.055        36,260
                             2009        $17.055      $26.383        36,520
                             2010        $26.383      $33.484        30,164
                             2011        $33.484      $27.472        22,360
                             2012        $27.472      $27.890        21,376

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.876         1,749
                             2005        $ 9.876      $ 9.719         8,406
                             2006        $ 9.719      $10.370         8,505
                             2007        $10.370      $10.595         8,642
                             2008        $10.595      $ 9.042         3,607
                             2009        $ 9.042      $10.110         2,562
                             2010        $10.110      $10.422         2,634
                             2011        $10.422      $10.003         2,497
                             2012        $10.003      $ 9.953         2,675
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.826         4,418
                             2005        $10.826      $11.008        10,817
                             2006        $11.008      $11.929        15,302
                             2007        $11.929      $11.675        15,056
                             2008        $11.675      $ 7.924        53,932
                             2009        $ 7.924      $12.049        33,607
                             2010        $12.049      $13.571        22,444
                             2011        $13.571      $13.497        19,914
                             2012        $13.497      $15.649        13,535



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

     WITH EPB (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.75



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.172           728
                             2005        $10.172      $11.398         3,757
                             2006        $11.398      $13.309         4,630
                             2007        $13.309      $17.397         4,596
                             2008        $17.397      $ 9.346        17,482
                             2009        $ 9.346      $13.823         4,975
                             2010        $13.823      $15.416         4,040
                             2011        $15.416      $15.036         3,580
                             2012        $15.036      $17.398         8,253
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.056        10,691
                             2005        $10.056      $11.027        26,696
                             2006        $11.027      $11.354        30,732
                             2007        $11.354      $13.331        28,605
                             2008        $13.331      $ 7.027        37,120
                             2009        $ 7.027      $10.155        30,614
                             2010        $10.155      $11.254        27,194
                             2011        $11.254      $10.962        23,788
                             2012        $10.962      $11.768        24,530
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.579        22,787
                             2005        $10.579      $11.374        42,635
                             2006        $11.374      $12.268        40,957
                             2007        $12.268      $15.805        37,228
                             2008        $15.805      $ 6.442        44,023
                             2009        $ 6.442      $ 9.567        43,771
                             2010        $ 9.567      $11.163        43,072
                             2011        $11.163      $10.016        37,577
                             2012        $10.016      $11.373        36,740

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.170         5,428
                             2005        $10.170      $10.359        13,904
                             2006        $10.359      $10.894        15,749
                             2007        $10.894      $12.314        15,438
                             2008        $12.314      $ 8.592        26,229
                             2009        $ 8.592      $10.859        22,691
                             2010        $10.859      $12.146        10,745
                             2011        $12.146      $11.586         8,108
                             2012        $11.586      $12.763         8,191
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.337        13,079
                             2005        $11.337      $12.980        86,642
                             2006        $12.980      $14.197       124,819
                             2007        $14.197      $16.344       108,315
                             2008        $16.344      $ 9.193       114,174
                             2009        $ 9.193      $12.223       113,696
                             2010        $12.223      $14.028        99,234
                             2011        $14.028      $13.386        81,510
                             2012        $13.386      $15.258        60,208
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.790        27,508
                             2005        $10.790      $11.181        67,103
                             2006        $11.181      $13.162        82,176
                             2007        $13.162      $13.082        76,374
                             2008        $13.082      $ 7.342        97,712
                             2009        $ 7.342      $ 9.360        89,996
                             2010        $ 9.360      $10.558        82,161
                             2011        $10.558      $10.431        73,532
                             2012        $10.431      $11.983        65,430
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.763        11,619
                             2005        $ 9.763      $10.111        21,301
                             2006        $10.111      $10.576        23,353
                             2007        $10.576      $13.147        19,758
                             2008        $13.147      $ 6.799        36,191
                             2009        $ 6.799      $ 8.539        38,566
                             2010        $ 8.539      $10.381        33,534
                             2011        $10.381      $10.186        28,785
                             2012        $10.186      $11.437        19,969
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.619        35,403
                             2005        $10.619      $10.898        99,637
                             2006        $10.898      $12.348       116,568
                             2007        $12.348      $12.746       105,586
                             2008        $12.746      $ 7.861       132,729
                             2009        $ 7.861      $ 9.745       125,207
                             2010        $ 9.745      $10.974       108,402
                             2011        $10.974      $10.964       105,183
                             2012        $10.964      $12.442        78,586

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.168        37,500
                             2005        $10.168      $10.170        90,093
                             2006        $10.170      $10.395       108,631
                             2007        $10.395      $10.618        98,044
                             2008        $10.618      $10.061        88,732
                             2009        $10.061      $11.403        75,570
                             2010        $11.403      $12.036        84,463
                             2011        $12.036      $12.646        95,471
                             2012        $12.646      $13.107        68,230
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.919        68,633
                             2005        $ 9.919      $10.006       154,001
                             2006        $10.006      $10.276       271,678
                             2007        $10.276      $10.585       386,571
                             2008        $10.585      $10.676       380,269
                             2009        $10.676      $10.529       375,156
                             2010        $10.529      $10.341       227,319
                             2011        $10.341      $10.152       175,503
                             2012        $10.152      $ 9.964       152,402
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.881         5,122
                             2005        $10.881      $12.686        24,392
                             2006        $12.686      $14.665        72,070
                             2007        $14.665      $16.847        55,918
                             2008        $16.847      $ 9.266        92,489
                             2009        $ 9.266      $11.479        90,321
                             2010        $11.479      $12.712        73,097
                             2011        $12.712      $10.314        58,688
                             2012        $10.314      $12.186        43,645
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.550         2,242
                             2005        $10.550      $11.775         7,196
                             2006        $11.775      $12.874        10,992
                             2007        $12.874      $15.508        10,978
                             2008        $15.508      $ 9.021         6,277
                             2009        $ 9.021      $11.270         6,618
                             2010        $11.270      $12.302         6,423
                             2011        $12.302      $11.282         5,282
                             2012        $11.282      $11.564         5,157

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.255         8,906
                             2005        $10.255      $10.930        16,387
                             2006        $10.930      $11.378        12,962
                             2007        $11.378      $12.477        12,881
                             2008        $12.477      $ 7.026        11,216
                             2009        $ 7.026      $ 8.324        12,410
                             2010        $ 8.324      $ 9.413        13,702
                             2011        $ 9.413      $ 8.489        10,342
                             2012        $ 8.489      $ 9.732             0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.763        23,171
                             2007        $10.763      $11.395        23,950
                             2008        $11.395      $ 7.793        22,384
                             2009        $ 7.793      $ 9.789        22,275
                             2010        $ 9.789      $10.497        18,247
                             2011        $10.497      $10.273        11,937
                             2012        $10.273      $11.455         9,953
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.734        36,077
                             2012        $11.734      $11.772        30,066
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.938        14,667
                             2005        $10.938      $11.516        37,551
                             2006        $11.516      $12.545        56,523
                             2007        $12.545      $13.455        50,239
                             2008        $13.455      $ 9.418        51,448
                             2009        $ 9.418      $12.004        41,895
                             2010        $12.004      $13.405        32,492
                             2011        $13.405      $12.302        27,704
                             2012        $12.302      $13.356        18,053
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.352         8,170
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.140         7,668
                             2005        $10.140      $10.279        32,119
                             2006        $10.279      $10.403        37,953
                             2007        $10.403      $10.926        41,135
                             2008        $10.926      $10.886        44,761
                             2009        $10.886      $10.777        43,013
                             2010        $10.777      $11.094        39,161
                             2011        $11.094      $11.143             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.032        28,708
                             2005        $11.032      $11.881        77,696
                             2006        $11.881      $13.524        92,352
                             2007        $13.524      $13.608        87,514
                             2008        $13.608      $ 9.054        89,162
                             2009        $ 9.054      $11.029        80,792
                             2010        $11.029      $12.145        62,326
                             2011        $12.145      $11.651        54,832
                             2012        $11.651      $13.075        54,504
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.060         1,818
                             2005        $11.060      $12.063         6,508
                             2006        $12.063      $12.423         6,488
                             2007        $12.423      $14.338         6,931
                             2008        $14.338      $ 7.481         4,413
                             2009        $ 7.481      $11.483         5,418
                             2010        $11.483      $14.344         8,349
                             2011        $14.344      $12.762         7,157
                             2012        $12.762      $13.981         4,809
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.696        25,317
                             2005        $10.696      $11.068        43,639
                             2006        $11.068      $12.270        43,366
                             2007        $12.270      $12.206        41,434
                             2008        $12.206      $ 5.762        49,020
                             2009        $ 5.762      $ 8.355        44,712
                             2010        $ 8.355      $ 8.770        41,715
                             2011        $ 8.770      $ 8.316        38,709
                             2012        $ 8.316      $ 9.602        37,547
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.899        14,710
                             2009        $ 6.899      $12.126        15,237
                             2010        $12.126      $14.879        16,446
                             2011        $14.879      $ 9.882        19,281
                             2012        $ 9.882      $10.977        11,682
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.251        18,227
                             2005        $11.251      $12.148        69,475
                             2006        $12.148      $13.720        63,353
                             2007        $13.720      $14.430        58,609
                             2008        $14.430      $10.212        76,672
                             2009        $10.212      $13.323        72,389
                             2010        $13.323      $15.086        68,872
                             2011        $15.086      $14.366        65,242
                             2012        $14.366      $15.621        48,361

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.936         4,802
                             2006        $10.936      $13.082        11,437
                             2007        $13.082      $12.054        11,220
                             2008        $12.054      $ 7.581        10,403
                             2009        $ 7.581      $ 7.173             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.576        10,943
                             2005        $10.576      $11.176        29,133
                             2006        $11.176      $12.112        29,043
                             2007        $12.112      $13.110        24,936
                             2008        $13.110      $10.801        37,129
                             2009        $10.801      $13.313        27,947
                             2010        $13.313      $14.128        25,332
                             2011        $14.128      $14.055        27,275
                             2012        $14.055      $15.639        14,497
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.265         8,014
                             2005        $11.265      $11.747        13,252
                             2006        $11.747      $13.612        17,637
                             2007        $13.612      $15.798        15,071
                             2008        $15.798      $14.843             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.438        12,099
                             2005        $11.438      $12.636        32,651
                             2006        $12.636      $13.534        16,807
                             2007        $13.534      $18.148        15,716
                             2008        $18.148      $ 9.919        32,692
                             2009        $ 9.919      $14.216        28,128
                             2010        $14.216      $14.857        24,915
                             2011        $14.857      $13.571        21,691
                             2012        $13.571      $16.497        20,571
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.287         5,192
                             2005        $11.287      $12.287        16,752
                             2006        $12.287      $13.359        13,339
                             2007        $13.359      $13.915        13,640
                             2008        $13.915      $ 8.708        10,916
                             2009        $ 8.708      $10.474        10,569

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.476        12,790
                             2008        $ 9.476      $ 5.899        12,263
                             2009        $ 5.899      $ 7.489        12,250
                             2010        $ 7.489      $ 8.571         9,859
                             2011        $ 8.571      $ 7.892         9,805
                             2012        $ 7.892      $ 8.905         9,714
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.715        11,271
                             2008        $ 9.715      $ 6.138        13,770
                             2009        $ 6.138      $ 7.501        10,944
                             2010        $ 7.501      $ 8.059         8,251
                             2011        $ 8.059      $ 8.302         5,047
                             2012        $ 8.302      $ 9.493         3,871
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.277         8,997
                             2005        $10.277      $10.462        17,518
                             2006        $10.462      $12.105        14,318
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.373         5,105
                             2005        $10.373      $10.786        10,612
                             2006        $10.786      $12.467        10,070
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.603        37,245
                             2005        $10.603      $10.620        40,014
                             2006        $10.620      $11.466        39,594
                             2007        $11.466      $11.426        42,154
                             2008        $11.426      $ 8.000        37,351
                             2009        $ 8.000      $11.403        31,345
                             2010        $11.403      $12.804        23,895
                             2011        $12.804      $13.052        18,372
                             2012        $13.052      $14.659        28,091
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.423           663
                             2005        $10.423      $10.663        17,565
                             2006        $10.663      $11.231        32,025
                             2007        $11.231      $12.237        26,636
                             2008        $12.237      $ 7.569        34,980
                             2009        $ 7.569      $10.333        27,708
                             2010        $10.333      $11.375        24,435
                             2011        $11.375      $11.206        23,314
                             2012        $11.206      $12.833        18,196

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.760         1,061
                             2005        $10.760      $11.303         7,183
                             2006        $11.303      $12.503         7,484
                             2007        $12.503      $13.501         9,671
                             2008        $13.501      $ 8.845         7,488
                             2009        $ 8.845      $10.987         5,118
                             2010        $10.987      $11.957         6,457
                             2011        $11.957      $11.452         5,226
                             2012        $11.452      $13.357         3,627
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.899         3,598
                             2005        $ 9.899      $10.205        10,432
                             2006        $10.205      $11.312        11,959
                             2007        $11.312      $11.351        11,834
                             2008        $11.351      $ 6.738        16,254
                             2009        $ 6.738      $10.775        17,595
                             2010        $10.775      $14.376        14,678
                             2011        $14.376      $12.630        12,009
                             2012        $12.630      $14.986         9,153
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.734        28,414
                             2005        $10.734      $10.809        58,710
                             2006        $10.809      $11.843        53,612
                             2007        $11.843      $12.080        50,343
                             2008        $12.080      $ 9.210        52,421
                             2009        $ 9.210      $10.642        50,344
                             2010        $10.642      $11.451        45,966
                             2011        $11.451      $11.418        37,645
                             2012        $11.418      $12.432        32,642
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.123         6,310
                             2005        $11.123      $11.624        19,306
                             2006        $11.624      $13.749        41,143
                             2007        $13.749      $14.518        32,561
                             2008        $14.518      $ 9.584        13,951
                             2009        $ 9.584      $11.518         9,295
                             2010        $11.518      $12.573         9,542
                             2011        $12.573      $12.284         8,854
                             2012        $12.284      $13.971        12,490
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.338         7,357
                             2005        $11.338      $12.693        36,084
                             2006        $12.693      $14.623        37,787
                             2007        $14.623      $15.223        35,137
                             2008        $15.223      $ 8.915        43,995
                             2009        $ 8.915      $12.194        42,947
                             2010        $12.194      $13.848        33,917
                             2011        $13.848      $12.433        30,528
                             2012        $12.433      $14.759        29,609

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.271        25,188
                             2005        $11.271      $12.138        54,027
                             2006        $12.138      $13.661        82,263
                             2007        $13.661      $13.220        65,741
                             2008        $13.220      $ 8.044        66,995
                             2009        $ 8.044      $10.807        63,118
                             2010        $10.807      $13.053        49,359
                             2011        $13.053      $12.507        42,436
                             2012        $12.507      $14.444        34,744
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.683           494
                             2006        $11.683      $11.777         8,140
                             2007        $11.777      $12.256         9,034
                             2008        $12.256      $ 6.109         8,284
                             2009        $ 6.109      $ 7.930         9,200
                             2010        $ 7.930      $ 9.898        11,436
                             2011        $ 9.898      $ 9.796         9,139
                             2012        $ 9.796      $11.169         6,203
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.334         9,814
                             2005        $10.334      $10.665        53,068
                             2006        $10.665      $10.698        48,805
                             2007        $10.698      $10.880        45,382
                             2008        $10.880      $10.425        42,154
                             2009        $10.425      $11.831        37,255
                             2010        $11.831      $12.599        35,096
                             2011        $12.599      $13.204        32,720
                             2012        $13.204      $14.365        29,990
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.913        13,783
                             2005        $ 9.913      $ 9.999        94,849
                             2006        $ 9.999      $10.268        80,245
                             2007        $10.268      $10.569        93,518
                             2008        $10.569      $10.607       181,670
                             2009        $10.607      $10.422       147,236
                             2010        $10.422      $10.235       110,887
                             2011        $10.235      $10.052        84,256
                             2012        $10.052      $ 9.871       109,450
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.547        60,872
                             2005        $10.547      $10.569        86,307
                             2006        $10.569      $10.447        92,621
                             2007        $10.447      $11.348        81,615
                             2008        $11.348      $10.354       141,456
                             2009        $10.354      $12.031       117,075
                             2010        $12.031      $12.767        91,965
                             2011        $12.767      $13.994        77,986
                             2012        $13.994      $14.937        93,242

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.235        49,574
                             2005        $10.235      $10.292       106,617
                             2006        $10.292      $10.491       129,231
                             2007        $10.491      $11.199       120,079
                             2008        $11.199      $11.521       146,791
                             2009        $11.521      $12.900       130,197
                             2010        $12.900      $13.689       153,243
                             2011        $13.689      $13.921       130,611
                             2012        $13.921      $14.974        96,329
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.768        12,439
                             2005        $10.768      $10.859        17,797
                             2006        $10.859      $11.810        14,953
                             2007        $11.810      $11.076        13,863
                             2008        $11.076      $ 7.481        13,158
                             2009        $ 7.481      $ 7.206             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.177        19,081
                             2005        $11.177      $10.474        22,816
                             2006        $10.474      $11.450        15,299
                             2007        $11.450      $11.948        13,927
                             2008        $11.948      $10.793             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.441         3,573
                             2005        $10.441      $10.827        45,083
                             2006        $10.827      $11.618        74,839
                             2007        $11.618      $12.826        69,595
                             2008        $12.826      $ 7.219        97,722
                             2009        $ 7.219      $10.047        76,599
                             2010        $10.047      $11.439        64,255
                             2011        $11.439      $11.381        60,094
                             2012        $11.381      $13.170        53,693
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.055        51,446
                             2005        $11.055      $11.252       138,919
                             2006        $11.252      $13.104       170,974
                             2007        $13.104      $13.250       138,192
                             2008        $13.250      $ 8.288       141,687
                             2009        $ 8.288      $10.189       130,348
                             2010        $10.189      $11.475       117,819
                             2011        $11.475      $11.148       105,808
                             2012        $11.148      $12.793        93,194

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.335         2,465
                             2005        $10.335      $11.715         4,131
                             2006        $11.715      $11.937         5,472
                             2007        $11.937      $14.253         5,636
                             2008        $14.253      $ 7.086         1,679
                             2009        $ 7.086      $11.485         3,587
                             2010        $11.485      $13.822         3,506
                             2011        $13.822      $13.154         3,311
                             2012        $13.154      $14.724         1,249
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.794        51,226
                             2005        $12.794      $14.661        94,338
                             2006        $14.661      $19.812       102,746
                             2007        $19.812      $16.085        86,255
                             2008        $16.085      $ 9.779        88,008
                             2009        $ 9.779      $12.332        73,826
                             2010        $12.332      $15.679        61,930
                             2011        $15.679      $16.260        51,391
                             2012        $16.260      $18.452        38,252
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.050           980
                             2005        $12.050      $15.612        11,500
                             2006        $15.612      $21.376        24,649
                             2007        $21.376      $28.870        17,749
                             2008        $28.870      $ 9.979        11,408
                             2009        $ 9.979      $20.880        11,084
                             2010        $20.880      $25.995        11,481
                             2011        $25.995      $18.948        11,119
                             2012        $18.948      $24.140        10,610
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.398         1,993
                             2005        $12.398      $18.457        24,872
                             2006        $18.457      $22.554        42,805
                             2007        $22.554      $32.174        36,941
                             2008        $32.174      $17.012        22,455
                             2009        $17.012      $26.304        22,286
                             2010        $26.304      $33.366        15,744
                             2011        $33.366      $27.362        16,181
                             2012        $27.362      $27.764        15,287

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.872         2,764
                             2005        $ 9.872      $ 9.709        10,245
                             2006        $ 9.709      $10.355        14,012
                             2007        $10.355      $10.574        11,156
                             2008        $10.574      $ 9.019        16,394
                             2009        $ 9.019      $10.080        14,539
                             2010        $10.080      $10.386        11,150
                             2011        $10.386      $ 9.963        13,458
                             2012        $ 9.963      $ 9.908         5,464
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.821        27,738
                             2005        $10.821      $10.998        67,487
                             2006        $10.998      $11.912        76,131
                             2007        $11.912      $11.652        75,484
                             2008        $11.652      $ 7.904        71,077
                             2009        $ 7.904      $12.013        56,054
                             2010        $12.013      $13.523        52,022
                             2011        $13.523      $13.443        47,201
                             2012        $13.443      $15.578        39,499



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

           WITH EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.85



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.163           0
                             2005        $10.163      $11.375           0
                             2006        $11.375      $13.269           0
                             2007        $13.269      $17.328           0
                             2008        $17.328      $ 9.299           0
                             2009        $ 9.299      $13.739           0
                             2010        $13.739      $15.308           0
                             2011        $15.308      $14.916           0
                             2012        $14.916      $17.241           0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.047           0
                             2005        $10.047      $11.006           0
                             2006        $11.006      $11.321           0
                             2007        $11.321      $13.278           0
                             2008        $13.278      $ 6.991           0
                             2009        $ 6.991      $10.094           0
                             2010        $10.094      $11.175           0
                             2011        $11.175      $10.874           0
                             2012        $10.874      $11.661           0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.569           0
                             2005        $10.569      $11.352           0
                             2006        $11.352      $12.232           0
                             2007        $12.232      $15.742         818
                             2008        $15.742      $ 6.410         818
                             2009        $ 6.410      $ 9.510         818
                             2010        $ 9.510      $11.085         818
                             2011        $11.085      $ 9.935           0
                             2012        $ 9.935      $11.270           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.160             0
                             2005        $10.160      $10.339         1,906
                             2006        $10.339      $10.862         2,013
                             2007        $10.862      $12.265         1,510
                             2008        $12.265      $ 8.549         1,449
                             2009        $ 8.549      $10.793         1,277
                             2010        $10.793      $12.061         1,056
                             2011        $12.061      $11.493         1,905
                             2012        $11.493      $12.647         1,086
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.326           156
                             2005        $11.326      $12.955           156
                             2006        $12.955      $14.155           542
                             2007        $14.155      $16.279           541
                             2008        $16.279      $ 9.147         3,454
                             2009        $ 9.147      $12.150         1,769
                             2010        $12.150      $13.929           154
                             2011        $13.929      $13.278           154
                             2012        $13.278      $15.120           154
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.780             0
                             2005        $10.780      $11.160         6,054
                             2006        $11.160      $13.123         5,868
                             2007        $13.123      $13.030         6,682
                             2008        $13.030      $ 7.306        13,790
                             2009        $ 7.306      $ 9.304         9,851
                             2010        $ 9.304      $10.483             0
                             2011        $10.483      $10.347             0
                             2012        $10.347      $11.875             0
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.754             0
                             2005        $ 9.754      $10.091             0
                             2006        $10.091      $10.545             0
                             2007        $10.545      $13.095             0
                             2008        $13.095      $ 6.765         1,405
                             2009        $ 6.765      $ 8.488             0
                             2010        $ 8.488      $10.308             0
                             2011        $10.308      $10.105             0
                             2012        $10.105      $11.334             0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.609         1,760
                             2005        $10.609      $10.877         3,695
                             2006        $10.877      $12.312         3,659
                             2007        $12.312      $12.696         3,341
                             2008        $12.696      $ 7.822         3,478
                             2009        $ 7.822      $ 9.687         3,295
                             2010        $ 9.687      $10.897         2,925
                             2011        $10.897      $10.876         1,336
                             2012        $10.876      $12.330         1,275

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.159         5,373
                             2005        $10.159      $10.150        11,047
                             2006        $10.150      $10.364        11,692
                             2007        $10.364      $10.576        12,360
                             2008        $10.576      $10.011        12,178
                             2009        $10.011      $11.334        12,284
                             2010        $11.334      $11.952         4,970
                             2011        $11.952      $12.544         2,861
                             2012        $12.544      $12.988         2,861
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.910             0
                             2005        $ 9.910      $ 9.987        12,403
                             2006        $ 9.987      $10.245        13,549
                             2007        $10.245      $10.543        12,533
                             2008        $10.543      $10.623        65,486
                             2009        $10.623      $10.465        67,465
                             2010        $10.465      $10.269        52,848
                             2011        $10.269      $10.070        52,967
                             2012        $10.070      $ 9.874        53,458
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.871           912
                             2005        $10.871      $12.661           329
                             2006        $12.661      $14.622           328
                             2007        $14.622      $16.780           327
                             2008        $16.780      $ 9.220         4,501
                             2009        $ 9.220      $11.410         2,609
                             2010        $11.410      $12.623           326
                             2011        $12.623      $10.231           326
                             2012        $10.231      $12.075           326
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.540             0
                             2005        $10.540      $11.752             0
                             2006        $11.752      $12.836             0
                             2007        $12.836      $15.447             0
                             2008        $15.447      $ 8.975         4,744
                             2009        $ 8.975      $11.203         1,054
                             2010        $11.203      $12.215             0
                             2011        $12.215      $11.192             0
                             2012        $11.192      $11.459             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.246            0
                             2005        $10.246      $10.909            0
                             2006        $10.909      $11.344            0
                             2007        $11.344      $12.427            0
                             2008        $12.427      $ 6.990            0
                             2009        $ 6.990      $ 8.274            0
                             2010        $ 8.274      $ 9.347            0
                             2011        $ 9.347      $ 8.421            0
                             2012        $ 8.421      $ 9.651            0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.756            0
                             2007        $10.756      $11.376            0
                             2008        $11.376      $ 7.772            0
                             2009        $ 7.772      $ 9.752            0
                             2010        $ 9.752      $10.447            0
                             2011        $10.447      $10.213            0
                             2012        $10.213      $11.377            0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.640        2,195
                             2012        $11.640      $11.665        2,356
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.928          209
                             2005        $10.928      $11.494          208
                             2006        $11.494      $12.508          208
                             2007        $12.508      $13.402          208
                             2008        $13.402      $ 9.371        4,243
                             2009        $ 9.371      $11.932        3,223
                             2010        $11.932      $13.311        4,687
                             2011        $13.311      $12.203        5,385
                             2012        $12.203      $13.235        4,687
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.267            0
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.131            0
                             2005        $10.131      $10.259        3,969
                             2006        $10.259      $10.372        4,217
                             2007        $10.372      $10.883        3,404
                             2008        $10.883      $10.832        2,258
                             2009        $10.832      $10.712        2,578
                             2010        $10.712      $11.016        2,317
                             2011        $11.016      $11.061            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.022             0
                             2005        $11.022      $11.858           226
                             2006        $11.858      $13.484           225
                             2007        $13.484      $13.554           225
                             2008        $13.554      $ 9.009         8,879
                             2009        $ 9.009      $10.963         8,878
                             2010        $10.963      $12.059        13,530
                             2011        $12.059      $11.557        13,530
                             2012        $11.557      $12.957        13,530
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.050           850
                             2005        $11.050      $12.039             0
                             2006        $12.039      $12.386             0
                             2007        $12.386      $14.281             0
                             2008        $14.281      $ 7.444             0
                             2009        $ 7.444      $11.414             0
                             2010        $11.414      $14.244             0
                             2011        $14.244      $12.659             0
                             2012        $12.659      $13.855             0
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.686         1,472
                             2005        $10.686      $11.047             0
                             2006        $11.047      $12.234             0
                             2007        $12.234      $12.157             0
                             2008        $12.157      $ 5.733             0
                             2009        $ 5.733      $ 8.305             0
                             2010        $ 8.305      $ 8.708             0
                             2011        $ 8.708      $ 8.249             0
                             2012        $ 8.249      $ 9.515             0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.865         1,365
                             2009        $ 6.865      $12.053         1,181
                             2010        $12.053      $14.775             0
                             2011        $14.775      $ 9.802             0
                             2012        $ 9.802      $10.877             0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.240             0
                             2005        $11.240      $12.124         1,625
                             2006        $12.124      $13.679         1,599
                             2007        $13.679      $14.373         1,289
                             2008        $14.373      $10.161         6,136
                             2009        $10.161      $13.243         4,254
                             2010        $13.243      $14.980           848
                             2011        $14.980      $14.250         1,523
                             2012        $14.250      $15.479           888

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.929            0
                             2006        $10.929      $13.060            0
                             2007        $13.060      $12.021            0
                             2008        $12.021      $ 7.553            0
                             2009        $ 7.553      $ 7.144            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.566            0
                             2005        $10.566      $11.154        1,767
                             2006        $11.154      $12.077        1,811
                             2007        $12.077      $13.058        1,418
                             2008        $13.058      $10.747        1,150
                             2009        $10.747      $13.233        1,042
                             2010        $13.233      $14.029          908
                             2011        $14.029      $13.942          916
                             2012        $13.942      $15.498          887
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.254            0
                             2005        $11.254      $11.724            0
                             2006        $11.724      $13.572            0
                             2007        $13.572      $15.735            0
                             2008        $15.735      $14.779            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.427            0
                             2005        $11.427      $12.612            0
                             2006        $12.612      $13.494            0
                             2007        $13.494      $18.076            0
                             2008        $18.076      $ 9.870            0
                             2009        $ 9.870      $14.131            0
                             2010        $14.131      $14.753            0
                             2011        $14.753      $13.462            0
                             2012        $13.462      $16.348            0
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.276          214
                             2005        $11.276      $12.263          213
                             2006        $12.263      $13.320          213
                             2007        $13.320      $13.860          212
                             2008        $13.860      $ 8.664        1,774
                             2009        $ 8.664      $10.411          211

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.469            0
                             2008        $ 9.469      $ 5.888        1,614
                             2009        $ 5.888      $ 7.469            0
                             2010        $ 7.469      $ 8.539            0
                             2011        $ 8.539      $ 7.854            0
                             2012        $ 7.854      $ 8.854            0
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.708        2,118
                             2008        $ 9.708      $ 6.128        2,118
                             2009        $ 6.128      $ 7.480        2,118
                             2010        $ 7.480      $ 8.029        2,118
                             2011        $ 8.029      $ 8.262            0
                             2012        $ 8.262      $ 9.438            0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.267            0
                             2005        $10.267      $10.442            0
                             2006        $10.442      $12.069            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.364        1,625
                             2005        $10.364      $10.766        1,625
                             2006        $10.766      $12.430        1,625
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.593            0
                             2005        $10.593      $10.600            0
                             2006        $10.600      $11.432            0
                             2007        $11.432      $11.381            0
                             2008        $11.381      $ 7.960            0
                             2009        $ 7.960      $11.335            0
                             2010        $11.335      $12.714            0
                             2011        $12.714      $12.947          755
                             2012        $12.947      $14.526            0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.413            0
                             2005        $10.413      $10.642          254
                             2006        $10.642      $11.198          254
                             2007        $11.198      $12.189          253
                             2008        $12.189      $ 7.531          253
                             2009        $ 7.531      $10.271          253
                             2010        $10.271      $11.295            0
                             2011        $11.295      $11.116            0
                             2012        $11.116      $12.717            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.750            0
                             2005        $10.750      $11.281            0
                             2006        $11.281      $12.466            0
                             2007        $12.466      $13.448            0
                             2008        $13.448      $ 8.801            0
                             2009        $ 8.801      $10.921            0
                             2010        $10.921      $11.873            0
                             2011        $11.873      $11.360            0
                             2012        $11.360      $13.236            0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.890            0
                             2005        $ 9.890      $10.185            0
                             2006        $10.185      $11.278            0
                             2007        $11.278      $11.306            0
                             2008        $11.306      $ 6.704            0
                             2009        $ 6.704      $10.710            0
                             2010        $10.710      $14.275            0
                             2011        $14.275      $12.529            0
                             2012        $12.529      $14.851            0
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.724            0
                             2005        $10.724      $10.788        1,827
                             2006        $10.788      $11.808        1,852
                             2007        $11.808      $12.032        1,539
                             2008        $12.032      $ 9.164        2,383
                             2009        $ 9.164      $10.578        1,300
                             2010        $10.578      $11.371        1,121
                             2011        $11.371      $11.326        1,128
                             2012        $11.326      $12.319        1,115
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.113            0
                             2005        $11.113      $11.602            0
                             2006        $11.602      $13.709            0
                             2007        $13.709      $14.461            0
                             2008        $14.461      $ 9.536            0
                             2009        $ 9.536      $11.449            0
                             2010        $11.449      $12.485            0
                             2011        $12.485      $12.185            0
                             2012        $12.185      $13.844            0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.327          555
                             2005        $11.327      $12.669            0
                             2006        $12.669      $14.579            0
                             2007        $14.579      $15.163            0
                             2008        $15.163      $ 8.871        4,442
                             2009        $ 8.871      $12.121        4,442
                             2010        $12.121      $13.751        6,978
                             2011        $13.751      $12.333        6,978
                             2012        $12.333      $14.626        6,978

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.261        1,606
                             2005        $11.261      $12.115        1,606
                             2006        $12.115      $13.620        1,606
                             2007        $13.620      $13.167        1,606
                             2008        $13.167      $ 8.004        4,623
                             2009        $ 8.004      $10.742        4,623
                             2010        $10.742      $12.961        5,980
                             2011        $12.961      $12.406        5,980
                             2012        $12.406      $14.313        5,980
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.675            0
                             2006        $11.675      $11.757            0
                             2007        $11.757      $12.222            0
                             2008        $12.222      $ 6.086            0
                             2009        $ 6.086      $ 7.893            0
                             2010        $ 7.893      $ 9.841            0
                             2011        $ 9.841      $ 9.730            0
                             2012        $ 9.730      $11.082            0
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.324            0
                             2005        $10.324      $10.645          244
                             2006        $10.645      $10.666          244
                             2007        $10.666      $10.837          243
                             2008        $10.837      $10.373          243
                             2009        $10.373      $11.760          243
                             2010        $11.760      $12.511        2,138
                             2011        $12.511      $13.098            0
                             2012        $13.098      $14.235            0
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.904            0
                             2005        $ 9.904      $ 9.980            0
                             2006        $ 9.980      $10.237            0
                             2007        $10.237      $10.527            0
                             2008        $10.527      $10.554            0
                             2009        $10.554      $10.360          168
                             2010        $10.360      $10.163          226
                             2011        $10.163      $ 9.971          223
                             2012        $ 9.971      $ 9.782          220
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.538        2,088
                             2005        $10.538      $10.548        2,332
                             2006        $10.548      $10.416        2,088
                             2007        $10.416      $11.303        2,088
                             2008        $11.303      $10.302        6,163
                             2009        $10.302      $11.959        5,258
                             2010        $11.959      $12.677        7,554
                             2011        $12.677      $13.882        4,528
                             2012        $13.882      $14.802        4,528

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.226         5,528
                             2005        $10.226      $10.272        13,752
                             2006        $10.272      $10.460        14,624
                             2007        $10.460      $11.154        14,134
                             2008        $11.154      $11.464        16,322
                             2009        $11.464      $12.822        22,266
                             2010        $12.822      $13.593        16,747
                             2011        $13.593      $13.810        13,175
                             2012        $13.810      $14.838        15,904
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.761             0
                             2005        $10.761      $10.840           246
                             2006        $10.840      $11.778           246
                             2007        $11.778      $11.034           246
                             2008        $11.034      $ 7.446           246
                             2009        $ 7.446      $ 7.170             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.167         1,052
                             2005        $11.167      $10.454         1,052
                             2006        $10.454      $11.416         1,052
                             2007        $11.416      $11.900             0
                             2008        $11.900      $10.750             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.432         3,241
                             2005        $10.432      $10.806         3,495
                             2006        $10.806      $11.584         3,495
                             2007        $11.584      $12.775         3,495
                             2008        $12.775      $ 7.183         3,495
                             2009        $ 7.183      $ 9.987         3,494
                             2010        $ 9.987      $11.359         2,841
                             2011        $11.359      $11.290         2,841
                             2012        $11.290      $13.051         2,841
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.045             0
                             2005        $11.045      $11.230         1,992
                             2006        $11.230      $13.065         1,911
                             2007        $13.065      $13.197         1,640
                             2008        $13.197      $ 8.247         6,961
                             2009        $ 8.247      $10.128         5,804
                             2010        $10.128      $11.394         1,117
                             2011        $11.394      $11.059         1,155
                             2012        $11.059      $12.677         1,084

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.325             0
                             2005        $10.325      $11.692             0
                             2006        $11.692      $11.902             0
                             2007        $11.902      $14.196             0
                             2008        $14.196      $ 7.050             0
                             2009        $ 7.050      $11.416             0
                             2010        $11.416      $13.725             0
                             2011        $13.725      $13.048             0
                             2012        $13.048      $14.591             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.782         3,680
                             2005        $12.782      $14.633         8,821
                             2006        $14.633      $19.753         7,862
                             2007        $19.753      $16.021         8,058
                             2008        $16.021      $ 9.730        19,497
                             2009        $ 9.730      $12.258        17,179
                             2010        $12.258      $15.568         9,958
                             2011        $15.568      $16.130         9,865
                             2012        $16.130      $18.285         9,702
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.039           264
                             2005        $12.039      $15.582             0
                             2006        $15.582      $21.313             0
                             2007        $21.313      $28.755             0
                             2008        $28.755      $ 9.929             0
                             2009        $ 9.929      $20.755             0
                             2010        $20.755      $25.813             0
                             2011        $25.813      $18.796             0
                             2012        $18.796      $23.922             0
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.386             0
                             2005        $12.386      $18.421             0
                             2006        $18.421      $22.487             0
                             2007        $22.487      $32.046             0
                             2008        $32.046      $16.927             0
                             2009        $16.927      $26.146             0
                             2010        $26.146      $33.132           512
                             2011        $33.132      $27.142           512
                             2012        $27.142      $27.513           512

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.863             0
                             2005        $ 9.863      $ 9.690             0
                             2006        $ 9.690      $10.324             0
                             2007        $10.324      $10.532             0
                             2008        $10.532      $ 8.974             0
                             2009        $ 8.974      $10.020             0
                             2010        $10.020      $10.313             0
                             2011        $10.313      $ 9.883             0
                             2012        $ 9.883      $ 9.818             0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.811         3,242
                             2005        $10.811      $10.976         6,493
                             2006        $10.976      $11.876         6,585
                             2007        $11.876      $11.605         6,094
                             2008        $11.605      $ 7.864        14,736
                             2009        $ 7.864      $11.941        13,067
                             2010        $11.941      $13.429         8,781
                             2011        $13.429      $13.335         8,467
                             2012        $13.335      $15.437         7,620



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.10%.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.9



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.158             0
                             2005        $10.158      $11.364             0
                             2006        $11.364      $13.250             0
                             2007        $13.250      $17.293             0
                             2008        $17.293      $ 9.276           892
                             2009        $ 9.276      $13.698           815
                             2010        $13.698      $15.254           660
                             2011        $15.254      $14.855           659
                             2012        $14.855      $17.162           552
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.042             0
                             2005        $10.042      $10.995             0
                             2006        $10.995      $11.304             0
                             2007        $11.304      $13.251             0
                             2008        $13.251      $ 6.974         1,538
                             2009        $ 6.974      $10.064         1,364
                             2010        $10.064      $11.136           426
                             2011        $11.136      $10.830           425
                             2012        $10.830      $11.608           424
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.564            31
                             2005        $10.564      $11.341            63
                             2006        $11.341      $12.214            67
                             2007        $12.214      $15.711           411
                             2008        $15.711      $ 6.394        14,268
                             2009        $ 6.394      $ 9.481        12,988
                             2010        $ 9.481      $11.046        12,472
                             2011        $11.046      $ 9.895        12,477
                             2012        $ 9.895      $11.219        12,441

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.155           769
                             2005        $10.155      $10.329         2,216
                             2006        $10.329      $10.846         1,877
                             2007        $10.846      $12.240         1,385
                             2008        $12.240      $ 8.528         1,658
                             2009        $ 8.528      $10.761         1,242
                             2010        $10.761      $12.018         1,201
                             2011        $12.018      $11.447         1,102
                             2012        $11.447      $12.590           896
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.321         1,503
                             2005        $11.321      $12.942         4,028
                             2006        $12.942      $14.134         6,636
                             2007        $14.134      $16.247         6,179
                             2008        $16.247      $ 9.124        18,431
                             2009        $ 9.124      $12.113        16,271
                             2010        $12.113      $13.881        16,371
                             2011        $13.881      $13.225        16,283
                             2012        $13.225      $15.051        15,397
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.775           966
                             2005        $10.775      $11.149         3,762
                             2006        $11.149      $13.104         4,317
                             2007        $13.104      $13.004         4,509
                             2008        $13.004      $ 7.287         7,705
                             2009        $ 7.287      $ 9.276         3,904
                             2010        $ 9.276      $10.447         3,160
                             2011        $10.447      $10.305         2,990
                             2012        $10.305      $11.821         1,903
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.750           427
                             2005        $ 9.750      $10.081         2,261
                             2006        $10.081      $10.529         1,878
                             2007        $10.529      $13.069         1,208
                             2008        $13.069      $ 6.748         4,688
                             2009        $ 6.748      $ 8.462         2,001
                             2010        $ 8.462      $10.272         1,655
                             2011        $10.272      $10.064         1,596
                             2012        $10.064      $11.283         1,238
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.604         1,998
                             2005        $10.604      $10.866         8,307
                             2006        $10.866      $12.293        11,898
                             2007        $12.293      $12.670        12,628
                             2008        $12.670      $ 7.803        32,912
                             2009        $ 7.803      $ 9.658        30,308
                             2010        $ 9.658      $10.859        25,095
                             2011        $10.859      $10.832        23,744
                             2012        $10.832      $12.274        22,234

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.154         6,049
                             2005        $10.154      $10.140         7,560
                             2006        $10.140      $10.349         6,226
                             2007        $10.349      $10.555         5,991
                             2008        $10.555      $ 9.986        33,831
                             2009        $ 9.986      $11.300        26,436
                             2010        $11.300      $11.910        21,249
                             2011        $11.910      $12.494        20,152
                             2012        $12.494      $12.929        18,648
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.905         1,217
                             2005        $ 9.905      $ 9.977        14,709
                             2006        $ 9.977      $10.230        24,968
                             2007        $10.230      $10.522        22,516
                             2008        $10.522      $10.597        31,819
                             2009        $10.597      $10.434        23,675
                             2010        $10.434      $10.233        19,655
                             2011        $10.233      $10.030        18,638
                             2012        $10.030      $ 9.829        57,835
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.866           240
                             2005        $10.866      $12.649         2,630
                             2006        $12.649      $14.600         5,232
                             2007        $14.600      $16.746         5,475
                             2008        $16.746      $ 9.197         8,612
                             2009        $ 9.197      $11.376         7,199
                             2010        $11.376      $12.579         7,251
                             2011        $12.579      $10.190         7,927
                             2012        $10.190      $12.021         7,181
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.535             0
                             2005        $10.535      $11.741             0
                             2006        $11.741      $12.817             0
                             2007        $12.817      $15.416             0
                             2008        $15.416      $ 8.953         1,059
                             2009        $ 8.953      $11.169           235
                             2010        $11.169      $12.172             0
                             2011        $12.172      $11.147             0
                             2012        $11.147      $11.407             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.241             0
                             2005        $10.241      $10.898           714
                             2006        $10.898      $11.328           732
                             2007        $11.328      $12.402           696
                             2008        $12.402      $ 6.973           935
                             2009        $ 6.973      $ 8.249           895
                             2010        $ 8.249      $ 9.314           798
                             2011        $ 9.314      $ 8.387           660
                             2012        $ 8.387      $ 9.610             0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.752           239
                             2007        $10.752      $11.366           238
                             2008        $11.366      $ 7.761         1,752
                             2009        $ 7.761      $ 9.734           234
                             2010        $ 9.734      $10.422           233
                             2011        $10.422      $10.184           231
                             2012        $10.184      $11.338           230
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.593            28
                             2012        $11.593      $11.612             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.923            30
                             2005        $10.923      $11.483         7,447
                             2006        $11.483      $12.490         8,219
                             2007        $12.490      $13.375         7,383
                             2008        $13.375      $ 9.348        11,043
                             2009        $ 9.348      $11.896         9,240
                             2010        $11.896      $13.265         7,410
                             2011        $13.265      $12.154         7,669
                             2012        $12.154      $13.175         1,119
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.225           584
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.126            32
                             2005        $10.126      $10.249           496
                             2006        $10.249      $10.357           541
                             2007        $10.357      $10.861           530
                             2008        $10.861      $10.805         2,287
                             2009        $10.805      $10.680         1,210
                             2010        $10.680      $10.978            31
                             2011        $10.978      $11.021             0
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.017         1,185
                             2005        $11.017      $11.846         3,826
                             2006        $11.846      $13.465         5,347
                             2007        $13.465      $13.527         6,119
                             2008        $13.527      $ 8.986         8,195
                             2009        $ 8.986      $10.929         7,380
                             2010        $10.929      $12.017         9,608
                             2011        $12.017      $11.511         8,594
                             2012        $11.511      $12.898         8,143

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.045             0
                             2005        $11.045      $12.028             0
                             2006        $12.028      $12.368             0
                             2007        $12.368      $14.253             0
                             2008        $14.253      $ 7.425             0
                             2009        $ 7.425      $11.379             0
                             2010        $11.379      $14.194             0
                             2011        $14.194      $12.608             0
                             2012        $12.608      $13.792             0
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.681             0
                             2005        $10.681      $11.036           476
                             2006        $11.036      $12.215           327
                             2007        $12.215      $12.133           205
                             2008        $12.133      $ 5.719         1,960
                             2009        $ 5.719      $ 8.280         1,008
                             2010        $ 8.280      $ 8.678           551
                             2011        $ 8.678      $ 8.216           538
                             2012        $ 8.216      $ 9.472           516
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.848         1,470
                             2009        $ 6.848      $12.017             0
                             2010        $12.017      $14.723             0
                             2011        $14.723      $ 9.763           326
                             2012        $ 9.763      $10.828           313
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.235            29
                             2005        $11.235      $12.112         8,225
                             2006        $12.112      $13.659        12,885
                             2007        $13.659      $14.344        12,482
                             2008        $14.344      $10.136        25,459
                             2009        $10.136      $13.203        23,011
                             2010        $13.203      $14.927        20,178
                             2011        $14.927      $14.193        17,864
                             2012        $14.193      $15.409        12,201

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.925            0
                             2006        $10.925      $13.049           51
                             2007        $13.049      $12.005           51
                             2008        $12.005      $ 7.539          435
                             2009        $ 7.539      $ 7.129            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.561            0
                             2005        $10.561      $11.143           35
                             2006        $11.143      $12.059           39
                             2007        $12.059      $13.032           42
                             2008        $13.032      $10.720          725
                             2009        $10.720      $13.193        1,971
                             2010        $13.193      $13.979        2,003
                             2011        $13.979      $13.886        1,390
                             2012        $13.886      $15.428        1,374
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.249            0
                             2005        $11.249      $11.712            0
                             2006        $11.712      $13.552            0
                             2007        $13.552      $15.703            0
                             2008        $15.703      $14.747            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.422            0
                             2005        $11.422      $12.600            0
                             2006        $12.600      $13.474            0
                             2007        $13.474      $18.040            0
                             2008        $18.040      $ 9.845        2,019
                             2009        $ 9.845      $14.088        1,614
                             2010        $14.088      $14.701        1,184
                             2011        $14.701      $13.408        1,184
                             2012        $13.408      $16.274        1,184
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.271            0
                             2005        $11.271      $12.251            0
                             2006        $12.251      $13.300        1,663
                             2007        $13.300      $13.832        1,433
                             2008        $13.832      $ 8.642        1,677
                             2009        $ 8.642      $10.380        1,612
                             2010        $10.380      $11.119            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.466            0
                             2008        $ 9.466      $ 5.883            0
                             2009        $ 5.883      $ 7.458            0
                             2010        $ 7.458      $ 8.523            0
                             2011        $ 8.523      $ 7.835            0
                             2012        $ 7.835      $ 8.828            0
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.705            0
                             2008        $ 9.705      $ 6.123          764
                             2009        $ 6.123      $ 7.470          763
                             2010        $ 7.470      $ 8.014          762
                             2011        $ 8.014      $ 8.243          761
                             2012        $ 8.243      $ 9.411          761
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.262            0
                             2005        $10.262      $10.432            0
                             2006        $10.432      $12.051            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.359            0
                             2005        $10.359      $10.755            0
                             2006        $10.755      $12.412            0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.588            0
                             2005        $10.588      $10.589          591
                             2006        $10.589      $11.415          890
                             2007        $11.415      $11.358          933
                             2008        $11.358      $ 7.940        2,974
                             2009        $ 7.940      $11.301        1,568
                             2010        $11.301      $12.669        1,336
                             2011        $12.669      $12.895        1,030
                             2012        $12.895      $14.460          926
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.408            0
                             2005        $10.408      $10.632        2,596
                             2006        $10.632      $11.181        4,585
                             2007        $11.181      $12.164        5,041
                             2008        $12.164      $ 7.512        5,811
                             2009        $ 7.512      $10.240        4,949
                             2010        $10.240      $11.255        4,799
                             2011        $11.255      $11.071        4,366
                             2012        $11.071      $12.660        3,980

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.745            0
                             2005        $10.745      $11.270        2,899
                             2006        $11.270      $12.447        2,867
                             2007        $12.447      $13.421        2,811
                             2008        $13.421      $ 8.779        2,817
                             2009        $ 8.779      $10.888        2,499
                             2010        $10.888      $11.831        2,229
                             2011        $11.831      $11.314        1,757
                             2012        $11.314      $13.176        1,313
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.885            0
                             2005        $ 9.885      $10.175        1,093
                             2006        $10.175      $11.262        1,082
                             2007        $11.262      $11.284        1,035
                             2008        $11.284      $ 6.688        1,390
                             2009        $ 6.688      $10.678        1,024
                             2010        $10.678      $14.225          751
                             2011        $14.225      $12.478          617
                             2012        $12.478      $14.783          498
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.719        1,218
                             2005        $10.719      $10.778        3,339
                             2006        $10.778      $11.791        3,258
                             2007        $11.791      $12.008        3,174
                             2008        $12.008      $ 9.141        6,555
                             2009        $ 9.141      $10.546        4,746
                             2010        $10.546      $11.331        3,567
                             2011        $11.331      $11.281        3,590
                             2012        $11.281      $12.263        3,401
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.108        1,175
                             2005        $11.108      $11.590        1,189
                             2006        $11.590      $13.688        3,367
                             2007        $13.688      $14.432        3,182
                             2008        $14.432      $ 9.512        6,545
                             2009        $ 9.512      $11.415        6,438
                             2010        $11.415      $12.441        3,588
                             2011        $12.441      $12.136        3,663
                             2012        $12.136      $13.782        3,450
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.322            0
                             2005        $11.322      $12.656        2,164
                             2006        $12.656      $14.558        2,145
                             2007        $14.558      $15.133        2,755
                             2008        $15.133      $ 8.849        5,618
                             2009        $ 8.849      $12.084        3,953
                             2010        $12.084      $13.702        1,711
                             2011        $13.702      $12.284        1,539
                             2012        $12.284      $14.560        1,301

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.256             0
                             2005        $11.256      $12.103         2,186
                             2006        $12.103      $13.600         4,985
                             2007        $13.600      $13.141         5,481
                             2008        $13.141      $ 7.984        18,988
                             2009        $ 7.984      $10.710        16,341
                             2010        $10.710      $12.916        13,708
                             2011        $12.916      $12.356        13,567
                             2012        $12.356      $14.248        13,354
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.671             0
                             2006        $11.671      $11.747            88
                             2007        $11.747      $12.206            87
                             2008        $12.206      $ 6.075            87
                             2009        $ 6.075      $ 7.874            86
                             2010        $ 7.874      $ 9.812            85
                             2011        $ 9.812      $ 9.697            85
                             2012        $ 9.697      $11.039            84
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.319         5,081
                             2005        $10.319      $10.634         6,883
                             2006        $10.634      $10.650         7,436
                             2007        $10.650      $10.816         8,128
                             2008        $10.816      $10.347         9,844
                             2009        $10.347      $11.725         8,141
                             2010        $11.725      $12.467         9,292
                             2011        $12.467      $13.045         8,992
                             2012        $13.045      $14.170         8,864
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.899           659
                             2005        $ 9.899      $ 9.970         4,121
                             2006        $ 9.970      $10.222         4,267
                             2007        $10.222      $10.506         4,431
                             2008        $10.506      $10.528        22,117
                             2009        $10.528      $10.329        10,198
                             2010        $10.329      $10.127         9,982
                             2011        $10.127      $ 9.931         3,992
                             2012        $ 9.931      $ 9.738         3,813

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.533         2,617
                             2005        $10.533      $10.538         4,763
                             2006        $10.538      $10.401         9,244
                             2007        $10.401      $11.280         8,080
                             2008        $11.280      $10.276        11,204
                             2009        $10.276      $11.923         8,997
                             2010        $11.923      $12.633         7,079
                             2011        $12.633      $13.826         6,656
                             2012        $13.826      $14.735         6,329
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.221        11,929
                             2005        $10.221      $10.262        20,347
                             2006        $10.262      $10.445        20,232
                             2007        $10.445      $11.132        32,181
                             2008        $11.132      $11.435        42,191
                             2009        $11.435      $12.784        35,628
                             2010        $12.784      $13.545        31,262
                             2011        $13.545      $13.754        29,001
                             2012        $13.754      $14.771        20,020
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.757            60
                             2005        $10.757      $10.831         1,016
                             2006        $10.831      $11.762         1,766
                             2007        $11.762      $11.014         1,772
                             2008        $11.014      $ 7.428         1,863
                             2009        $ 7.428      $ 7.152             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.162             0
                             2005        $11.162      $10.444             0
                             2006        $10.444      $11.399             0
                             2007        $11.399      $11.876             0
                             2008        $11.876      $10.728             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.427         1,252
                             2005        $10.427      $10.795         8,767
                             2006        $10.795      $11.567        11,775
                             2007        $11.567      $12.750        12,093
                             2008        $12.750      $ 7.165        18,276
                             2009        $ 7.165      $ 9.957        12,885
                             2010        $ 9.957      $11.319        10,891
                             2011        $11.319      $11.244         9,568
                             2012        $11.244      $12.992         8,218
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.039         1,182
                             2005        $11.039      $11.219         9,039
                             2006        $11.219      $13.046        11,853
                             2007        $13.046      $13.171        12,871
                             2008        $13.171      $ 8.226        15,396
                             2009        $ 8.226      $10.097        12,397
                             2010        $10.097      $11.354        11,094
                             2011        $11.354      $11.014        10,547
                             2012        $11.014      $12.620         9,524

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.321             0
                             2005        $10.321      $11.681             0
                             2006        $11.681      $11.884             0
                             2007        $11.884      $14.168             0
                             2008        $14.168      $ 7.033           639
                             2009        $ 7.033      $11.382            91
                             2010        $11.382      $13.676             0
                             2011        $13.676      $12.996             0
                             2012        $12.996      $14.525             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.776             0
                             2005        $12.776      $14.618        17,464
                             2006        $14.618      $19.724        21,655
                             2007        $19.724      $15.989        16,605
                             2008        $15.989      $ 9.705        28,148
                             2009        $ 9.705      $12.221        27,005
                             2010        $12.221      $15.514        21,492
                             2011        $15.514      $16.065        20,907
                             2012        $16.065      $18.202        10,394
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.033             0
                             2005        $12.033      $15.567           910
                             2006        $15.567      $21.281           911
                             2007        $21.281      $28.698         1,023
                             2008        $28.698      $ 9.905         1,306
                             2009        $ 9.905      $20.693         1,015
                             2010        $20.693      $25.722           786
                             2011        $25.722      $18.720           707
                             2012        $18.720      $23.813           683
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.380             0
                             2005        $12.380      $18.403             0
                             2006        $18.403      $22.454         3,267
                             2007        $22.454      $31.982         1,677
                             2008        $31.982      $16.885         1,656
                             2009        $16.885      $26.067         1,045
                             2010        $26.067      $33.015           695
                             2011        $33.015      $27.033           673
                             2012        $27.033      $27.388           588

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.858             0
                             2005        $ 9.858      $ 9.681           407
                             2006        $ 9.681      $10.309           405
                             2007        $10.309      $10.511           431
                             2008        $10.511      $ 8.952           551
                             2009        $ 8.952      $ 9.989           624
                             2010        $ 9.989      $10.277           705
                             2011        $10.277      $ 9.843           778
                             2012        $ 9.843      $ 9.774           598
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.806             0
                             2005        $10.806      $10.966         1,958
                             2006        $10.966      $11.859         5,390
                             2007        $11.859      $11.582         5,889
                             2008        $11.582      $ 7.845        12,802
                             2009        $ 7.845      $11.905         7,831
                             2010        $11.905      $13.381         5,059
                             2011        $13.381      $13.281         4,409
                             2012        $13.281      $15.367         3,988



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH MAV & EPB (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.95



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.153        3,379
                             2005        $10.153      $11.353        4,169
                             2006        $11.353      $13.230        7,804
                             2007        $13.230      $17.259        5,808
                             2008        $17.259      $ 9.253        4,939
                             2009        $ 9.253      $13.657        2,028
                             2010        $13.657      $15.200        1,468
                             2011        $15.200      $14.796        1,417
                             2012        $14.796      $17.084        2,056
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.037        5,609
                             2005        $10.037      $10.984        5,782
                             2006        $10.984      $11.287        5,275
                             2007        $11.287      $13.225        5,002
                             2008        $13.225      $ 6.957        3,946
                             2009        $ 6.957      $10.034          874
                             2010        $10.034      $11.096          665
                             2011        $11.096      $10.786          638
                             2012        $10.786      $11.556          637
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.559        4,907
                             2005        $10.559      $11.330        7,639
                             2006        $11.330      $12.196        6,408
                             2007        $12.196      $15.680        8,470
                             2008        $15.680      $ 6.378        7,069
                             2009        $ 6.378      $ 9.452        7,168
                             2010        $ 9.452      $11.007        5,739
                             2011        $11.007      $ 9.856        4,139
                             2012        $ 9.856      $11.168        2,232

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.151         9,034
                             2005        $10.151      $10.319        13,998
                             2006        $10.319      $10.829        16,458
                             2007        $10.829      $12.216        15,388
                             2008        $12.216      $ 8.506        10,597
                             2009        $ 8.506      $10.728         7,371
                             2010        $10.728      $11.976         7,273
                             2011        $11.976      $11.401         7,364
                             2012        $11.401      $12.533         6,400
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.316        18,555
                             2005        $11.316      $12.930        59,255
                             2006        $12.930      $14.113        65,282
                             2007        $14.113      $16.214        54,574
                             2008        $16.214      $ 9.101        28,684
                             2009        $ 9.101      $12.077        21,642
                             2010        $12.077      $13.832        17,751
                             2011        $13.832      $13.171        14,157
                             2012        $13.171      $14.983         6,476
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.770         7,405
                             2005        $10.770      $11.138        27,390
                             2006        $11.138      $13.084        32,295
                             2007        $13.084      $12.978        31,313
                             2008        $12.978      $ 7.269        14,731
                             2009        $ 7.269      $ 9.248        12,029
                             2010        $ 9.248      $10.410         9,669
                             2011        $10.410      $10.264         9,681
                             2012        $10.264      $11.767         8,786
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.745        16,759
                             2005        $ 9.745      $10.071        17,303
                             2006        $10.071      $10.514        16,300
                             2007        $10.514      $13.043        14,847
                             2008        $13.043      $ 6.731        16,962
                             2009        $ 6.731      $ 8.437        14,390
                             2010        $ 8.437      $10.236        12,852
                             2011        $10.236      $10.023        11,841
                             2012        $10.023      $11.231         4,964
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.599        13,534
                             2005        $10.599      $10.855        32,536
                             2006        $10.855      $12.275        38,468
                             2007        $12.275      $12.645        32,864
                             2008        $12.645      $ 7.783        23,795
                             2009        $ 7.783      $ 9.629        21,289
                             2010        $ 9.629      $10.821        19,513
                             2011        $10.821      $10.788        16,944
                             2012        $10.788      $12.218        13,671

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.149         4,108
                             2005        $10.149      $10.130        14,522
                             2006        $10.130      $10.334        16,968
                             2007        $10.334      $10.534        17,831
                             2008        $10.534      $ 9.961        18,708
                             2009        $ 9.961      $11.266        15,260
                             2010        $11.266      $11.868        13,587
                             2011        $11.868      $12.443        12,365
                             2012        $12.443      $12.871         8,174
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.901        23,001
                             2005        $ 9.901      $ 9.968        27,497
                             2006        $ 9.968      $10.215        30,026
                             2007        $10.215      $10.501        28,575
                             2008        $10.501      $10.570        20,703
                             2009        $10.570      $10.403        22,027
                             2010        $10.403      $10.197        20,364
                             2011        $10.197      $ 9.989        27,521
                             2012        $ 9.989      $ 9.785        40,094
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.861         1,719
                             2005        $10.861      $12.637        13,631
                             2006        $12.637      $14.579        18,288
                             2007        $14.579      $16.713        19,041
                             2008        $16.713      $ 9.174        11,572
                             2009        $ 9.174      $11.341        10,646
                             2010        $11.341      $12.534        10,245
                             2011        $12.534      $10.149        10,325
                             2012        $10.149      $11.966         9,298
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.530         1,162
                             2005        $10.530      $11.730         4,353
                             2006        $11.730      $12.798         5,343
                             2007        $12.798      $15.385         6,713
                             2008        $15.385      $ 8.931         1,114
                             2009        $ 8.931      $11.135         1,695
                             2010        $11.135      $12.130         1,279
                             2011        $12.130      $11.102         1,380
                             2012        $11.102      $11.355         1,699

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.236           165
                             2005        $10.236      $10.887           589
                             2006        $10.887      $11.311         2,569
                             2007        $11.311      $12.377         2,321
                             2008        $12.377      $ 6.956           778
                             2009        $ 6.956      $ 8.224           764
                             2010        $ 8.224      $ 9.281           526
                             2011        $ 9.281      $ 8.353           534
                             2012        $ 8.353      $ 9.570             0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.748           522
                             2007        $10.748      $11.356           518
                             2008        $11.356      $ 7.750           699
                             2009        $ 7.750      $ 9.716           575
                             2010        $ 9.716      $10.397           574
                             2011        $10.397      $10.154           574
                             2012        $10.154      $11.300           419
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.546         5,139
                             2012        $11.546      $11.560         2,171
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.918        14,800
                             2005        $10.918      $11.472        26,741
                             2006        $11.472      $12.471        25,889
                             2007        $12.471      $13.348        24,088
                             2008        $13.348      $ 9.325        16,857
                             2009        $ 9.325      $11.860        15,391
                             2010        $11.860      $13.218        14,593
                             2011        $13.218      $12.105        15,355
                             2012        $12.105      $13.116         9,134
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.183           532
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.122           952
                             2005        $10.122      $10.239         3,202
                             2006        $10.239      $10.342         3,263
                             2007        $10.342      $10.839         2,127
                             2008        $10.839      $10.778         5,873
                             2009        $10.778      $10.648         9,644
                             2010        $10.648      $10.939         7,000
                             2011        $10.939      $10.980             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.011         9,727
                             2005        $11.011      $11.835        25,547
                             2006        $11.835      $13.445        37,978
                             2007        $13.445      $13.500        35,763
                             2008        $13.500      $ 8.964        17,848
                             2009        $ 8.964      $10.897        15,212
                             2010        $10.897      $11.975        13,218
                             2011        $11.975      $11.464        11,010
                             2012        $11.464      $12.840         7,532
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.040           563
                             2005        $11.040      $12.016           577
                             2006        $12.016      $12.350         2,086
                             2007        $12.350      $14.224         1,839
                             2008        $14.224      $ 7.407         1,437
                             2009        $ 7.407      $11.345           874
                             2010        $11.345      $14.144           883
                             2011        $14.144      $12.557            97
                             2012        $12.557      $13.729           107
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.676        14,364
                             2005        $10.676      $11.025        18,061
                             2006        $11.025      $12.197        19,411
                             2007        $12.197      $12.109        15,658
                             2008        $12.109      $ 5.704        12,250
                             2009        $ 5.704      $ 8.255         6,812
                             2010        $ 8.255      $ 8.647         4,371
                             2011        $ 8.647      $ 8.182         4,481
                             2012        $ 8.182      $ 9.429         5,496
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.830         1,406
                             2009        $ 6.830      $11.981         1,360
                             2010        $11.981      $14.671         1,240
                             2011        $14.671      $ 9.724         1,064
                             2012        $ 9.724      $10.779         1,038
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.230         3,867
                             2005        $11.230      $12.101        10,214
                             2006        $12.101      $13.639        14,006
                             2007        $13.639      $14.316        15,868
                             2008        $14.316      $10.110        13,049
                             2009        $10.110      $13.163         9,890
                             2010        $13.163      $14.874         9,661
                             2011        $14.874      $14.136         8,312
                             2012        $14.136      $15.339         3,084

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.921           211
                             2006        $10.921      $13.038           588
                             2007        $13.038      $11.989         2,069
                             2008        $11.989      $ 7.525         4,642
                             2009        $ 7.525      $ 7.115             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.556         2,956
                             2005        $10.556      $11.133         9,179
                             2006        $11.133      $12.041        13,595
                             2007        $12.041      $13.006         7,497
                             2008        $13.006      $10.693         3,192
                             2009        $10.693      $13.154         6,741
                             2010        $13.154      $13.930         7,821
                             2011        $13.930      $13.830         4,084
                             2012        $13.830      $15.358         3,986
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.244         2,909
                             2005        $11.244      $11.701         4,646
                             2006        $11.701      $13.532         5,236
                             2007        $13.532      $15.672         4,867
                             2008        $15.672      $14.715             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.417            46
                             2005        $11.417      $12.587         6,143
                             2006        $12.587      $13.454         6,506
                             2007        $13.454      $18.004         9,883
                             2008        $18.004      $ 9.821        13,194
                             2009        $ 9.821      $14.046         8,055
                             2010        $14.046      $14.649         5,350
                             2011        $14.649      $13.354         2,516
                             2012        $13.354      $16.200         3,133
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.266         8,013
                             2005        $11.266      $12.240        12,355
                             2006        $12.240      $13.281        11,852
                             2007        $13.281      $13.804        13,172
                             2008        $13.804      $ 8.621        12,292
                             2009        $ 8.621      $10.349        10,291

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.463        21,243
                             2008        $ 9.463      $ 5.878           448
                             2009        $ 5.878      $ 7.448         3,641
                             2010        $ 7.448      $ 8.507         1,483
                             2011        $ 8.507      $ 7.817         1,312
                             2012        $ 7.817      $ 8.803         1,311
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.702        13,748
                             2008        $ 9.702      $ 6.117         7,386
                             2009        $ 6.117      $ 7.460         7,097
                             2010        $ 7.460      $ 7.999        14,533
                             2011        $ 7.999      $ 8.223        13,756
                             2012        $ 8.223      $ 9.384           703
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.258         4,213
                             2005        $10.258      $10.422        16,070
                             2006        $10.422      $12.033        18,963
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.354         8,473
                             2005        $10.354      $10.745        11,248
                             2006        $10.745      $12.393        10,825
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.583         7,199
                             2005        $10.583      $10.579        18,318
                             2006        $10.579      $11.398        21,030
                             2007        $11.398      $11.335        19,692
                             2008        $11.335      $ 7.921        11,168
                             2009        $ 7.921      $11.267         9,015
                             2010        $11.267      $12.625         7,838
                             2011        $12.625      $12.843         7,024
                             2012        $12.843      $14.395         4,988
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.404           703
                             2005        $10.404      $10.622         8,577
                             2006        $10.622      $11.165        13,353
                             2007        $11.165      $12.140         9,913
                             2008        $12.140      $ 7.493         4,412
                             2009        $ 7.493      $10.209         2,701
                             2010        $10.209      $11.216         2,642
                             2011        $11.216      $11.027         2,727
                             2012        $11.027      $12.602         1,793

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.740         1,816
                             2005        $10.740      $11.259         6,693
                             2006        $11.259      $12.429         7,250
                             2007        $12.429      $13.394         7,065
                             2008        $13.394      $ 8.757         5,233
                             2009        $ 8.757      $10.855         4,087
                             2010        $10.855      $11.789         3,740
                             2011        $11.789      $11.269         3,834
                             2012        $11.269      $13.116         3,695
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.880         2,752
                             2005        $ 9.880      $10.165         5,365
                             2006        $10.165      $11.245         5,573
                             2007        $11.245      $11.261         6,678
                             2008        $11.261      $ 6.671         6,557
                             2009        $ 6.671      $10.645         5,377
                             2010        $10.645      $14.175         4,770
                             2011        $14.175      $12.428         4,558
                             2012        $12.428      $14.716         3,674
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.714         7,423
                             2005        $10.714      $10.767        36,152
                             2006        $10.767      $11.773        46,523
                             2007        $11.773      $11.984        45,867
                             2008        $11.984      $ 9.118        18,184
                             2009        $ 9.118      $10.514        16,873
                             2010        $10.514      $11.291        13,631
                             2011        $11.291      $11.235        13,093
                             2012        $11.235      $12.208        12,684
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.103           763
                             2005        $11.103      $11.579         1,804
                             2006        $11.579      $13.668         3,375
                             2007        $13.668      $14.403         4,439
                             2008        $14.403      $ 9.488         4,064
                             2009        $ 9.488      $11.380         2,246
                             2010        $11.380      $12.397         2,145
                             2011        $12.397      $12.087         2,041
                             2012        $12.087      $13.719         1,937
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.317        13,789
                             2005        $11.317      $12.644        25,190
                             2006        $12.644      $14.536        28,756
                             2007        $14.536      $15.102        24,221
                             2008        $15.102      $ 8.826        20,906
                             2009        $ 8.826      $12.048        17,303
                             2010        $12.048      $13.654        14,202
                             2011        $13.654      $12.234        11,596
                             2012        $12.234      $14.493         6,873

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.250        12,988
                             2005        $11.250      $12.091        22,441
                             2006        $12.091      $13.580        28,061
                             2007        $13.580      $13.115        28,280
                             2008        $13.115      $ 7.964        18,816
                             2009        $ 7.964      $10.678        15,659
                             2010        $10.678      $12.870        13,843
                             2011        $12.870      $12.307        11,660
                             2012        $12.307      $14.184         5,710
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.667             0
                             2006        $11.667      $11.737           531
                             2007        $11.737      $12.189           623
                             2008        $12.189      $ 6.063             0
                             2009        $ 6.063      $ 7.855             0
                             2010        $ 7.855      $ 9.784         1,447
                             2011        $ 9.784      $ 9.664         1,352
                             2012        $ 9.664      $10.996           334
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.315         3,223
                             2005        $10.315      $10.624        12,288
                             2006        $10.624      $10.635        13,005
                             2007        $10.635      $10.794        15,131
                             2008        $10.794      $10.321        11,021
                             2009        $10.321      $11.690         6,222
                             2010        $11.690      $12.423         4,591
                             2011        $12.423      $12.992         3,728
                             2012        $12.992      $14.106         2,370
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.895        14,863
                             2005        $ 9.895      $ 9.960        20,087
                             2006        $ 9.960      $10.207        22,094
                             2007        $10.207      $10.485        16,495
                             2008        $10.485      $10.501        25,951
                             2009        $10.501      $10.298        21,518
                             2010        $10.298      $10.092        20,683
                             2011        $10.092      $ 9.891        15,450
                             2012        $ 9.891      $ 9.694        11,457
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.528        30,575
                             2005        $10.528      $10.528        49,899
                             2006        $10.528      $10.385        44,452
                             2007        $10.385      $11.258        45,476
                             2008        $11.258      $10.251       121,212
                             2009        $10.251      $11.887       109,743
                             2010        $11.887      $12.588        97,258
                             2011        $12.588      $13.770        77,395
                             2012        $13.770      $14.668        66,979

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.216        22,121
                             2005        $10.216      $10.252        39,871
                             2006        $10.252      $10.429        53,599
                             2007        $10.429      $11.110        64,026
                             2008        $11.110      $11.407        69,955
                             2009        $11.407      $12.745        64,059
                             2010        $12.745      $13.497        59,081
                             2011        $13.497      $13.699        51,186
                             2012        $13.699      $14.704        36,817
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.754         1,937
                             2005        $10.754      $10.822        11,241
                             2006        $10.822      $11.746        11,704
                             2007        $11.746      $10.993        10,598
                             2008        $10.993      $ 7.410         2,774
                             2009        $ 7.410      $ 7.133             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.156         9,647
                             2005        $11.156      $10.433        11,931
                             2006        $10.433      $11.382         8,906
                             2007        $11.382      $11.853         8,240
                             2008        $11.853      $10.706             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.422        13,765
                             2005        $10.422      $10.785        29,258
                             2006        $10.785      $11.550        36,982
                             2007        $11.550      $12.725        37,232
                             2008        $12.725      $ 7.148        19,376
                             2009        $ 7.148      $ 9.927        13,870
                             2010        $ 9.927      $11.279        12,522
                             2011        $11.279      $11.199        12,448
                             2012        $11.199      $12.933         8,282
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.034        21,590
                             2005        $11.034      $11.208        50,042
                             2006        $11.208      $13.026        58,001
                             2007        $13.026      $13.145        54,480
                             2008        $13.145      $ 8.206        36,500
                             2009        $ 8.206      $10.067        27,840
                             2010        $10.067      $11.314        23,674
                             2011        $11.314      $10.970        19,401
                             2012        $10.970      $12.563        12,275

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.316         1,679
                             2005        $10.316      $11.669         2,101
                             2006        $11.669      $11.866         3,578
                             2007        $11.866      $14.140         3,694
                             2008        $14.140      $ 7.015         2,023
                             2009        $ 7.015      $11.347         2,446
                             2010        $11.347      $13.628         2,214
                             2011        $13.628      $12.944         2,197
                             2012        $12.944      $14.459         1,483
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.770         9,986
                             2005        $12.770      $14.604        22,875
                             2006        $14.604      $19.695        21,823
                             2007        $19.695      $15.957        23,853
                             2008        $15.957      $ 9.681        24,317
                             2009        $ 9.681      $12.184        20,226
                             2010        $12.184      $15.459        17,238
                             2011        $15.459      $16.000        14,273
                             2012        $16.000      $18.120         9,838
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.027         1,439
                             2005        $12.027      $15.552         3,538
                             2006        $15.552      $21.250         7,274
                             2007        $21.250      $28.641         5,309
                             2008        $28.641      $ 9.880         4,980
                             2009        $ 9.880      $20.630         2,624
                             2010        $20.630      $25.632         1,575
                             2011        $25.632      $18.645         1,059
                             2012        $18.645      $23.705         1,485
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.375         3,132
                             2005        $12.375      $18.385         4,127
                             2006        $18.385      $22.421         8,066
                             2007        $22.421      $31.918         7,757
                             2008        $31.918      $16.843        10,186
                             2009        $16.843      $25.989         9,994
                             2010        $25.989      $32.899         9,244
                             2011        $32.899      $26.924         8,702
                             2012        $26.924      $27.264         6,869

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.853           996
                             2005        $ 9.853      $ 9.672         1,040
                             2006        $ 9.672      $10.294         1,039
                             2007        $10.294      $10.490           424
                             2008        $10.490      $ 8.929         1,438
                             2009        $ 8.929      $ 9.959           661
                             2010        $ 9.959      $10.240           542
                             2011        $10.240      $ 9.803         1,787
                             2012        $ 9.803      $ 9.730           818
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.801        10,214
                             2005        $10.801      $10.955        22,236
                             2006        $10.955      $11.841        28,744
                             2007        $11.841      $11.559        21,319
                             2008        $11.559      $ 7.825        16,131
                             2009        $ 7.825      $11.869        12,323
                             2010        $11.869      $13.334         9,916
                             2011        $13.334      $13.228         7,926
                             2012        $13.228      $15.298         2,612



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH EPB (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.0



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.148           23
                             2005        $10.148      $11.342          437
                             2006        $11.342      $13.210        1,034
                             2007        $13.210      $17.224        2,628
                             2008        $17.224      $ 9.229        2,212
                             2009        $ 9.229      $13.616        1,983
                             2010        $13.616      $15.146        4,601
                             2011        $15.146      $14.736        2,012
                             2012        $14.736      $17.007        1,971
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.033        1,000
                             2005        $10.033      $10.974        3,053
                             2006        $10.974      $11.270        3,463
                             2007        $11.270      $13.199        2,296
                             2008        $13.199      $ 6.939        1,813
                             2009        $ 6.939      $10.003          271
                             2010        $10.003      $11.057          268
                             2011        $11.057      $10.743          265
                             2012        $10.743      $11.503          272
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.554        3,165
                             2005        $10.554      $11.319        4,928
                             2006        $11.319      $12.177        6,020
                             2007        $12.177      $15.648        3,822
                             2008        $15.648      $ 6.362        6,222
                             2009        $ 6.362      $ 9.424        3,353
                             2010        $ 9.424      $10.968        3,421
                             2011        $10.968      $ 9.816        3,589
                             2012        $ 9.816      $11.117        2,501

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.146           131
                             2005        $10.146      $10.309         5,198
                             2006        $10.309      $10.813         5,143
                             2007        $10.813      $12.191         4,840
                             2008        $12.191      $ 8.485         5,702
                             2009        $ 8.485      $10.696         5,339
                             2010        $10.696      $11.934         4,968
                             2011        $11.934      $11.355         4,752
                             2012        $11.355      $12.476         4,536
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.311             0
                             2005        $11.311      $12.917         6,317
                             2006        $12.917      $14.092         7,143
                             2007        $14.092      $16.182         6,925
                             2008        $16.182      $ 9.079         8,088
                             2009        $ 9.079      $12.040         5,836
                             2010        $12.040      $13.783         5,460
                             2011        $13.783      $13.118         5,899
                             2012        $13.118      $14.915         4,859
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.765         3,393
                             2005        $10.765      $11.127         5,631
                             2006        $11.127      $13.065         5,812
                             2007        $13.065      $12.952         6,302
                             2008        $12.952      $ 7.251         8,265
                             2009        $ 7.251      $ 9.220         8,091
                             2010        $ 9.220      $10.373         2,975
                             2011        $10.373      $10.222         3,658
                             2012        $10.222      $11.714         1,891
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.741           980
                             2005        $ 9.741      $10.062         1,785
                             2006        $10.062      $10.498         1,785
                             2007        $10.498      $13.016         1,329
                             2008        $13.016      $ 6.714         2,303
                             2009        $ 6.714      $ 8.411         2,571
                             2010        $ 8.411      $10.200         2,136
                             2011        $10.200      $ 9.983         2,695
                             2012        $ 9.983      $11.180         2,041
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.594         3,741
                             2005        $10.594      $10.845         9,049
                             2006        $10.845      $12.257        10,988
                             2007        $12.257      $12.620         9,871
                             2008        $12.620      $ 7.764        12,992
                             2009        $ 7.764      $ 9.600         8,947
                             2010        $ 9.600      $10.782         5,824
                             2011        $10.782      $10.745         5,859
                             2012        $10.745      $12.163         5,695

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.145         1,311
                             2005        $10.145      $10.120         7,060
                             2006        $10.120      $10.318         8,068
                             2007        $10.318      $10.513         6,914
                             2008        $10.513      $ 9.936         8,137
                             2009        $ 9.936      $11.232         6,423
                             2010        $11.232      $11.826         5,419
                             2011        $11.826      $12.393         4,604
                             2012        $12.393      $12.812         6,424
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.896         2,778
                             2005        $ 9.896      $ 9.958        34,371
                             2006        $ 9.958      $10.200        24,171
                             2007        $10.200      $10.480        30,601
                             2008        $10.480      $10.544        32,210
                             2009        $10.544      $10.371        10,057
                             2010        $10.371      $10.161         9,033
                             2011        $10.161      $ 9.949         8,566
                             2012        $ 9.949      $ 9.740         6,620
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.856           428
                             2005        $10.856      $12.625         2,407
                             2006        $12.625      $14.557         2,853
                             2007        $14.557      $16.680         2,153
                             2008        $16.680      $ 9.151         4,791
                             2009        $ 9.151      $11.307         4,373
                             2010        $11.307      $12.490         4,191
                             2011        $12.490      $10.108         4,816
                             2012        $10.108      $11.912         4,431
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.526           917
                             2005        $10.526      $11.718           917
                             2006        $11.718      $12.779           917
                             2007        $12.779      $15.355             0
                             2008        $15.355      $ 8.908             1
                             2009        $ 8.908      $11.102           409
                             2010        $11.102      $12.087           183
                             2011        $12.087      $11.057           483
                             2012        $11.057      $11.304           119

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.232            0
                             2005        $10.232      $10.877          466
                             2006        $10.877      $11.294          712
                             2007        $11.294      $12.353          712
                             2008        $12.353      $ 6.938          142
                             2009        $ 6.938      $ 8.200          142
                             2010        $ 8.200      $ 9.248          142
                             2011        $ 9.248      $ 8.320          142
                             2012        $ 8.320      $ 9.530            0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.745        1,759
                             2007        $10.745      $11.347        2,640
                             2008        $11.347      $ 7.740        4,163
                             2009        $ 7.740      $ 9.698        3,963
                             2010        $ 9.698      $10.372        2,964
                             2011        $10.372      $10.125        2,895
                             2012        $10.125      $11.261        2,774
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.500          772
                             2012        $11.500      $11.507          395
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.913        1,054
                             2005        $10.913      $11.461        2,769
                             2006        $11.461      $12.453        3,507
                             2007        $12.453      $13.322        3,950
                             2008        $13.322      $ 9.301        5,011
                             2009        $ 9.301      $11.824        3,173
                             2010        $11.824      $13.171        2,724
                             2011        $13.171      $12.057        2,761
                             2012        $12.057      $13.056        2,318
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.142          367
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.117        1,042
                             2005        $10.117      $10.229        1,661
                             2006        $10.229      $10.326        2,059
                             2007        $10.326      $10.818        2,154
                             2008        $10.818      $10.751        3,095
                             2009        $10.751      $10.616        1,679
                             2010        $10.616      $10.900          967
                             2011        $10.900      $10.940            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.006         3,296
                             2005        $11.006      $11.823         9,480
                             2006        $11.823      $13.425        10,060
                             2007        $13.425      $13.473         9,712
                             2008        $13.473      $ 8.941        10,380
                             2009        $ 8.941      $10.864        10,965
                             2010        $10.864      $11.932         8,005
                             2011        $11.932      $11.418         7,975
                             2012        $11.418      $12.782         6,919
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.035             0
                             2005        $11.035      $12.004            37
                             2006        $12.004      $12.331           224
                             2007        $12.331      $14.196           759
                             2008        $14.196      $ 7.388           908
                             2009        $ 7.388      $11.311         1,675
                             2010        $11.311      $14.094         3,034
                             2011        $14.094      $12.507         2,939
                             2012        $12.507      $13.667         2,829
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.671         2,620
                             2005        $10.671      $11.014         6,944
                             2006        $11.014      $12.179         4,656
                             2007        $12.179      $12.085         3,415
                             2008        $12.085      $ 5.690         5,172
                             2009        $ 5.690      $ 8.230         4,860
                             2010        $ 8.230      $ 8.616         5,990
                             2011        $ 8.616      $ 8.149         5,975
                             2012        $ 8.149      $ 9.386         5,884
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.813         1,692
                             2009        $ 6.813      $11.945         1,598
                             2010        $11.945      $14.620         1,557
                             2011        $14.620      $ 9.684         1,556
                             2012        $ 9.684      $10.730         1,556
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.225         1,115
                             2005        $11.225      $12.089         4,238
                             2006        $12.089      $13.619         5,181
                             2007        $13.619      $14.287         5,577
                             2008        $14.287      $10.085         7,350
                             2009        $10.085      $13.123         5,424
                             2010        $13.123      $14.822         4,331
                             2011        $14.822      $14.079         4,570
                             2012        $14.079      $15.270         3,154

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.918            0
                             2006        $10.918      $13.027            0
                             2007        $13.027      $11.972          533
                             2008        $11.972      $ 7.511        1,246
                             2009        $ 7.511      $ 7.100            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.551            0
                             2005        $10.551      $11.122        4,544
                             2006        $11.122      $12.023        5,105
                             2007        $12.023      $12.980        5,025
                             2008        $12.980      $10.666        7,141
                             2009        $10.666      $13.114        5,509
                             2010        $13.114      $13.881        5,233
                             2011        $13.881      $13.774        4,968
                             2012        $13.774      $15.288        4,189
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.239        1,202
                             2005        $11.239      $11.690        1,202
                             2006        $11.690      $13.512        1,202
                             2007        $13.512      $15.641        1,543
                             2008        $15.641      $14.684            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.411            0
                             2005        $11.411      $12.575          373
                             2006        $12.575      $13.434          373
                             2007        $13.434      $17.968          330
                             2008        $17.968      $ 9.796          866
                             2009        $ 9.796      $14.003          620
                             2010        $14.003      $14.598          619
                             2011        $14.598      $13.300        1,081
                             2012        $13.300      $16.126          849
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.260        1,544
                             2005        $11.260      $12.228        1,730
                             2006        $12.228      $13.261        1,725
                             2007        $13.261      $13.777          180
                             2008        $13.777      $ 8.599          577
                             2009        $ 8.599      $10.317          366

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.459            0
                             2008        $ 9.459      $ 5.873          157
                             2009        $ 5.873      $ 7.438          131
                             2010        $ 7.438      $ 8.491          124
                             2011        $ 8.491      $ 7.798           31
                             2012        $ 7.798      $ 8.777            0
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.698            0
                             2008        $ 9.698      $ 6.112           42
                             2009        $ 6.112      $ 7.450           40
                             2010        $ 7.450      $ 7.984           41
                             2011        $ 7.984      $ 8.204           40
                             2012        $ 8.204      $ 9.356           37
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.253            0
                             2005        $10.253      $10.411            0
                             2006        $10.411      $12.016            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.349            0
                             2005        $10.349      $10.734            0
                             2006        $10.734      $12.375            0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.578        5,103
                             2005        $10.578      $10.569        6,420
                             2006        $10.569      $11.382        6,663
                             2007        $11.382      $11.313        6,648
                             2008        $11.313      $ 7.901        6,496
                             2009        $ 7.901      $11.233        5,026
                             2010        $11.233      $12.580        5,042
                             2011        $12.580      $12.791        4,713
                             2012        $12.791      $14.329        3,878
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.399          220
                             2005        $10.399      $10.611        3,709
                             2006        $10.611      $11.148        4,405
                             2007        $11.148      $12.116        2,004
                             2008        $12.116      $ 7.475        3,472
                             2009        $ 7.475      $10.179        3,243
                             2010        $10.179      $11.176        2,796
                             2011        $11.176      $10.982        2,786
                             2012        $10.982      $12.545        2,726

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.735           651
                             2005        $10.735      $11.248           845
                             2006        $11.248      $12.411           814
                             2007        $12.411      $13.367           793
                             2008        $13.367      $ 8.735           791
                             2009        $ 8.735      $10.822         1,337
                             2010        $10.822      $11.748         1,213
                             2011        $11.748      $11.224         1,043
                             2012        $11.224      $13.057           902
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.876        12,151
                             2005        $ 9.876      $10.155           794
                             2006        $10.155      $11.228           759
                             2007        $11.228      $11.239         1,315
                             2008        $11.239      $ 6.654         1,853
                             2009        $ 6.654      $10.613         2,483
                             2010        $10.613      $14.125         3,909
                             2011        $14.125      $12.378         3,841
                             2012        $12.378      $14.650         3,317
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.709         6,174
                             2005        $10.709      $10.757        10,396
                             2006        $10.757      $11.756        11,256
                             2007        $11.756      $11.960         9,968
                             2008        $11.960      $ 9.095        12,294
                             2009        $ 9.095      $10.483        10,700
                             2010        $10.483      $11.251         7,267
                             2011        $11.251      $11.190         6,824
                             2012        $11.190      $12.152         6,209
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.097           423
                             2005        $11.097      $11.568         1,147
                             2006        $11.568      $13.648         1,104
                             2007        $13.648      $14.374         1,093
                             2008        $14.374      $ 9.464         1,222
                             2009        $ 9.464      $11.346         1,559
                             2010        $11.346      $12.354         1,111
                             2011        $12.354      $12.038         1,032
                             2012        $12.038      $13.657           959
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.312            61
                             2005        $11.312      $12.632         6,268
                             2006        $12.632      $14.515         6,487
                             2007        $14.515      $15.072         6,311
                             2008        $15.072      $ 8.804         5,985
                             2009        $ 8.804      $12.012         5,293
                             2010        $12.012      $13.606         6,574
                             2011        $13.606      $12.185         6,427
                             2012        $12.185      $14.428         5,383

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.245        12,283
                             2005        $11.245      $12.079         7,138
                             2006        $12.079      $13.560         7,267
                             2007        $13.560      $13.089         4,830
                             2008        $13.089      $ 7.944         5,504
                             2009        $ 7.944      $10.645         4,884
                             2010        $10.645      $12.825         4,510
                             2011        $12.825      $12.257         4,369
                             2012        $12.257      $14.119         3,783
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.663             0
                             2006        $11.663      $11.727           193
                             2007        $11.727      $12.172           794
                             2008        $12.172      $ 6.052           684
                             2009        $ 6.052      $ 7.836           523
                             2010        $ 7.836      $ 9.756         2,804
                             2011        $ 9.756      $ 9.631         2,573
                             2012        $ 9.631      $10.953         2,360
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.310           549
                             2005        $10.310      $10.614         3,739
                             2006        $10.614      $10.619         2,026
                             2007        $10.619      $10.772         1,728
                             2008        $10.772      $10.295         1,059
                             2009        $10.295      $11.654         1,204
                             2010        $11.654      $12.379         1,213
                             2011        $12.379      $12.940         1,135
                             2012        $12.940      $14.042         1,141
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.890         3,440
                             2005        $ 9.890      $ 9.951        15,412
                             2006        $ 9.951      $10.192        15,970
                             2007        $10.192      $10.464        18,821
                             2008        $10.464      $10.475        33,726
                             2009        $10.475      $10.267        27,652
                             2010        $10.267      $10.056        15,987
                             2011        $10.056      $ 9.851        12,817
                             2012        $ 9.851      $ 9.650         6,341
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.523         1,571
                             2005        $10.523      $10.517         4,203
                             2006        $10.517      $10.370         5,230
                             2007        $10.370      $11.235         5,419
                             2008        $11.235      $10.225         6,340
                             2009        $10.225      $11.852         6,080
                             2010        $11.852      $12.544         9,891
                             2011        $12.544      $13.715         5,329
                             2012        $13.715      $14.602         5,449

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.212         5,179
                             2005        $10.212      $10.242         5,771
                             2006        $10.242      $10.414         6,523
                             2007        $10.414      $11.088         2,733
                             2008        $11.088      $11.378         6,794
                             2009        $11.378      $12.707         6,216
                             2010        $12.707      $13.450         6,982
                             2011        $13.450      $13.643         3,449
                             2012        $13.643      $14.637         4,378
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.750            80
                             2005        $10.750      $10.813           119
                             2006        $10.813      $11.730            64
                             2007        $11.730      $10.973             0
                             2008        $10.973      $ 7.393           997
                             2009        $ 7.393      $ 7.115             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.151         1,714
                             2005        $11.151      $10.423         4,214
                             2006        $10.423      $11.365         4,697
                             2007        $11.365      $11.829         3,683
                             2008        $11.829      $10.685             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.417           478
                             2005        $10.417      $10.774         4,786
                             2006        $10.774      $11.533         5,763
                             2007        $11.533      $12.699         2,568
                             2008        $12.699      $ 7.130         6,422
                             2009        $ 7.130      $ 9.897         5,969
                             2010        $ 9.897      $11.240         3,905
                             2011        $11.240      $11.154         3,643
                             2012        $11.154      $12.874         3,535
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.029         1,764
                             2005        $11.029      $11.197         9,332
                             2006        $11.197      $13.007        10,239
                             2007        $13.007      $13.118         9,210
                             2008        $13.118      $ 8.185        12,005
                             2009        $ 8.185      $10.036        11,529
                             2010        $10.036      $11.274         8,979
                             2011        $11.274      $10.926         8,687
                             2012        $10.926      $12.506         7,853

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.311        1,164
                             2005        $10.311      $11.658        2,858
                             2006        $11.658      $11.849        3,691
                             2007        $11.849      $14.111        3,603
                             2008        $14.111      $ 6.997        2,412
                             2009        $ 6.997      $11.313        2,172
                             2010        $11.313      $13.580        1,591
                             2011        $13.580      $12.891        1,594
                             2012        $12.891      $14.394        1,208
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.764          602
                             2005        $12.764      $14.590        2,671
                             2006        $14.590      $19.666        1,356
                             2007        $19.666      $15.925        2,742
                             2008        $15.925      $ 9.657        3,507
                             2009        $ 9.657      $12.148        2,547
                             2010        $12.148      $15.405        2,238
                             2011        $15.405      $15.936        2,373
                             2012        $15.936      $18.037        1,697
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.022            0
                             2005        $12.022      $15.536          641
                             2006        $15.536      $21.218          641
                             2007        $21.218      $28.584        1,601
                             2008        $28.584      $ 9.855        1,602
                             2009        $ 9.855      $20.568        1,715
                             2010        $20.568      $25.541        3,485
                             2011        $25.541      $18.570        1,965
                             2012        $18.570      $23.598        1,921
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.369            0
                             2005        $12.369      $18.368          357
                             2006        $18.368      $22.387          357
                             2007        $22.387      $31.855        1,233
                             2008        $31.855      $16.800        1,461
                             2009        $16.800      $25.911        1,612
                             2010        $25.911      $32.783        2,593
                             2011        $32.783      $26.816        1,214
                             2012        $26.816      $27.140        1,183

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.849          700
                             2005        $ 9.849      $ 9.662        1,385
                             2006        $ 9.662      $10.278        1,437
                             2007        $10.278      $10.469        1,301
                             2008        $10.469      $ 8.907          697
                             2009        $ 8.907      $ 9.929            0
                             2010        $ 9.929      $10.204            0
                             2011        $10.204      $ 9.764            0
                             2012        $ 9.764      $ 9.685            0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.796        1,940
                             2005        $10.796      $10.944        5,298
                             2006        $10.944      $11.824        6,018
                             2007        $11.824      $11.536        4,563
                             2008        $11.536      $ 7.806        5,887
                             2009        $ 7.806      $11.833        3,715
                             2010        $11.833      $13.287        3,300
                             2011        $13.287      $13.174        3,215
                             2012        $13.174      $15.228        2,775



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.05



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.144            0
                             2005        $10.144      $11.331            0
                             2006        $11.331      $13.191            0
                             2007        $13.191      $17.190            0
                             2008        $17.190      $ 9.206            0
                             2009        $ 9.206      $13.575            0
                             2010        $13.575      $15.093            0
                             2011        $15.093      $14.677            0
                             2012        $14.677      $16.930            0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.028            0
                             2005        $10.028      $10.963        4,285
                             2006        $10.963      $11.254            0
                             2007        $11.254      $13.172            0
                             2008        $13.172      $ 6.922            0
                             2009        $ 6.922      $ 9.973            0
                             2010        $ 9.973      $11.018            0
                             2011        $11.018      $10.700            0
                             2012        $10.700      $11.451            0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.549            0
                             2005        $10.549      $11.308            0
                             2006        $11.308      $12.159            0
                             2007        $12.159      $15.617            0
                             2008        $15.617      $ 6.346            0
                             2009        $ 6.346      $ 9.395            0
                             2010        $ 9.395      $10.930            0
                             2011        $10.930      $ 9.776            0
                             2012        $ 9.776      $11.067            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.141            0
                             2005        $10.141      $10.299            0
                             2006        $10.299      $10.797            0
                             2007        $10.797      $12.167            0
                             2008        $12.167      $ 8.464            0
                             2009        $ 8.464      $10.664            0
                             2010        $10.664      $11.892            0
                             2011        $11.892      $11.309            0
                             2012        $11.309      $12.419            0
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.305            0
                             2005        $11.305      $12.905        3,328
                             2006        $12.905      $14.072        2,862
                             2007        $14.072      $16.150        2,662
                             2008        $16.150      $ 9.056        2,514
                             2009        $ 9.056      $12.004        2,248
                             2010        $12.004      $13.734        2,210
                             2011        $13.734      $13.065        2,016
                             2012        $13.065      $14.847        1,815
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.760            0
                             2005        $10.760      $11.116          391
                             2006        $11.116      $13.046          377
                             2007        $13.046      $12.926          361
                             2008        $12.926      $ 7.233          336
                             2009        $ 7.233      $ 9.192          324
                             2010        $ 9.192      $10.337            0
                             2011        $10.337      $10.181            0
                             2012        $10.181      $11.661            0
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.736            0
                             2005        $ 9.736      $10.052            0
                             2006        $10.052      $10.483            0
                             2007        $10.483      $12.991            0
                             2008        $12.991      $ 6.697            0
                             2009        $ 6.697      $ 8.386            0
                             2010        $ 8.386      $10.164            0
                             2011        $10.164      $ 9.943            0
                             2012        $ 9.943      $11.130            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.589            0
                             2005        $10.589      $10.834        7,033
                             2006        $10.834      $12.239        3,893
                             2007        $12.239      $12.595        3,465
                             2008        $12.595      $ 7.744        3,381
                             2009        $ 7.744      $ 9.571        3,053
                             2010        $ 9.571      $10.744        2,460
                             2011        $10.744      $10.701        1,946
                             2012        $10.701      $12.108        1,714

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.140            0
                             2005        $10.140      $10.110          235
                             2006        $10.110      $10.303          229
                             2007        $10.303      $10.492          224
                             2008        $10.492      $ 9.911          218
                             2009        $ 9.911      $11.198           87
                             2010        $11.198      $11.785            0
                             2011        $11.785      $12.343            0
                             2012        $12.343      $12.754            0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.892          170
                             2005        $ 9.892      $ 9.948        1,953
                             2006        $ 9.948      $10.185        3,789
                             2007        $10.185      $10.459        3,091
                             2008        $10.459      $10.517        2,550
                             2009        $10.517      $10.340        2,566
                             2010        $10.340      $10.125        1,882
                             2011        $10.125      $ 9.909        4,184
                             2012        $ 9.909      $ 9.696        3,750
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.850            0
                             2005        $10.850      $12.612        1,510
                             2006        $12.612      $14.535        2,009
                             2007        $14.535      $16.646        1,868
                             2008        $16.646      $ 9.128        1,791
                             2009        $ 9.128      $11.273        1,620
                             2010        $11.273      $12.446        1,478
                             2011        $12.446      $10.067        1,398
                             2012        $10.067      $11.858        1,253
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.521            0
                             2005        $10.521      $11.707            0
                             2006        $11.707      $12.760            0
                             2007        $12.760      $15.324            0
                             2008        $15.324      $ 8.886            0
                             2009        $ 8.886      $11.068            0
                             2010        $11.068      $12.044            0
                             2011        $12.044      $11.012            0
                             2012        $11.012      $11.253            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.227            0
                             2005        $10.227      $10.866        1,662
                             2006        $10.866      $11.277          288
                             2007        $11.277      $12.328          277
                             2008        $12.328      $ 6.921          353
                             2009        $ 6.921      $ 8.175          377
                             2010        $ 8.175      $ 9.216          374
                             2011        $ 9.216      $ 8.286          306
                             2012        $ 8.286      $ 9.490            0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.741            0
                             2007        $10.741      $11.337            0
                             2008        $11.337      $ 7.729            0
                             2009        $ 7.729      $ 9.679            0
                             2010        $ 9.679      $10.347            0
                             2011        $10.347      $10.096            0
                             2012        $10.096      $11.223            0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.453            0
                             2012        $11.453      $11.455            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.908            0
                             2005        $10.908      $11.449          260
                             2006        $11.449      $12.434          508
                             2007        $12.434      $13.295          481
                             2008        $13.295      $ 9.278          467
                             2009        $ 9.278      $11.789          436
                             2010        $11.789      $13.125          415
                             2011        $13.125      $12.008          326
                             2012        $12.008      $12.997          280
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.100          265
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.112            0
                             2005        $10.112      $10.220          234
                             2006        $10.220      $10.311          228
                             2007        $10.311      $10.796          223
                             2008        $10.796      $10.724          217
                             2009        $10.724      $10.584           86
                             2010        $10.584      $10.862            0
                             2011        $10.862      $10.899            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.001            0
                             2005        $11.001      $11.812        1,482
                             2006        $11.812      $13.405        2,305
                             2007        $13.405      $13.446        2,146
                             2008        $13.446      $ 8.919        1,956
                             2009        $ 8.919      $10.831        1,742
                             2010        $10.831      $11.890        1,557
                             2011        $11.890      $11.372        1,387
                             2012        $11.372      $12.724        1,225
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.030            0
                             2005        $11.030      $11.993            0
                             2006        $11.993      $12.313            0
                             2007        $12.313      $14.167            0
                             2008        $14.167      $ 7.370            0
                             2009        $ 7.370      $11.277            0
                             2010        $11.277      $14.044            0
                             2011        $14.044      $12.456            0
                             2012        $12.456      $13.605            0
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.666            0
                             2005        $10.666      $11.004        3,951
                             2006        $11.004      $12.161            0
                             2007        $12.161      $12.061            0
                             2008        $12.061      $ 5.676            0
                             2009        $ 5.676      $ 8.205            0
                             2010        $ 8.205      $ 8.586            0
                             2011        $ 8.586      $ 8.117            0
                             2012        $ 8.117      $ 9.344            0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.796          200
                             2009        $ 6.796      $11.909          147
                             2010        $11.909      $14.568          132
                             2011        $14.568      $ 9.645            0
                             2012        $ 9.645      $10.681            0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.219            0
                             2005        $11.219      $12.077        1,483
                             2006        $12.077      $13.598        1,813
                             2007        $13.598      $14.259        1,480
                             2008        $14.259      $10.060        1,357
                             2009        $10.060      $13.084        1,223
                             2010        $13.084      $14.770        1,104
                             2011        $14.770      $14.022          995
                             2012        $14.022      $15.200          891

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.914            0
                             2006        $10.914      $13.016            0
                             2007        $13.016      $11.956            0
                             2008        $11.956      $ 7.497            0
                             2009        $ 7.497      $ 7.086            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.546            0
                             2005        $10.546      $11.111            0
                             2006        $11.111      $12.005            0
                             2007        $12.005      $12.954            0
                             2008        $12.954      $10.640            0
                             2009        $10.640      $13.074          334
                             2010        $13.074      $13.832          348
                             2011        $13.832      $13.719            0
                             2012        $13.719      $15.219            0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.233          150
                             2005        $11.233      $11.678          150
                             2006        $11.678      $13.492          146
                             2007        $13.492      $15.610          129
                             2008        $15.610      $14.652            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.406            0
                             2005        $11.406      $12.563            0
                             2006        $12.563      $13.414            0
                             2007        $13.414      $17.933            0
                             2008        $17.933      $ 9.771            0
                             2009        $ 9.771      $13.961            0
                             2010        $13.961      $14.546        1,269
                             2011        $14.546      $13.246        1,143
                             2012        $13.246      $16.053        1,024
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.255            0
                             2005        $11.255      $12.216        1,465
                             2006        $12.216      $13.241        1,559
                             2007        $13.241      $13.749        1,460
                             2008        $13.749      $ 8.578        1,339
                             2009        $ 8.578      $10.286        1,206
                             2010        $10.286      $11.013            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.456           0
                             2008        $ 9.456      $ 5.868           0
                             2009        $ 5.868      $ 7.428           0
                             2010        $ 7.428      $ 8.475           0
                             2011        $ 8.475      $ 7.779           0
                             2012        $ 7.779      $ 8.752           0
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.695           0
                             2008        $ 9.695      $ 6.107           0
                             2009        $ 6.107      $ 7.440           0
                             2010        $ 7.440      $ 7.969           0
                             2011        $ 7.969      $ 8.184           0
                             2012        $ 8.184      $ 9.329           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.248           0
                             2005        $10.248      $10.401           0
                             2006        $10.401      $11.998           0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.344           0
                             2005        $10.344      $10.724           0
                             2006        $10.724      $12.357           0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.573           0
                             2005        $10.573      $10.559         519
                             2006        $10.559      $11.365         509
                             2007        $11.365      $11.290         516
                             2008        $11.290      $ 7.881         504
                             2009        $ 7.881      $11.199         468
                             2010        $11.199      $12.536         236
                             2011        $12.536      $12.740         178
                             2012        $12.740      $14.264         154
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.394           0
                             2005        $10.394      $10.601           0
                             2006        $10.601      $11.132           0
                             2007        $11.132      $12.092           0
                             2008        $12.092      $ 7.456           0
                             2009        $ 7.456      $10.148           0
                             2010        $10.148      $11.137           0
                             2011        $11.137      $10.938           0
                             2012        $10.938      $12.488           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.730            0
                             2005        $10.730      $11.237        1,134
                             2006        $11.237      $12.392        1,125
                             2007        $12.392      $13.341        1,097
                             2008        $13.341      $ 8.713        1,204
                             2009        $ 8.713      $10.790        1,227
                             2010        $10.790      $11.706        1,266
                             2011        $11.706      $11.178          751
                             2012        $11.178      $12.997          650
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.871            0
                             2005        $ 9.871      $10.146          419
                             2006        $10.146      $11.212          436
                             2007        $11.212      $11.216          435
                             2008        $11.216      $ 6.637          536
                             2009        $ 6.637      $10.581          416
                             2010        $10.581      $14.075          349
                             2011        $14.075      $12.328          195
                             2012        $12.328      $14.583          169
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.704          393
                             2005        $10.704      $10.746          678
                             2006        $10.746      $11.738          680
                             2007        $11.738      $11.937          670
                             2008        $11.937      $ 9.073          608
                             2009        $ 9.073      $10.451          640
                             2010        $10.451      $11.212          429
                             2011        $11.212      $11.145            0
                             2012        $11.145      $12.097            0
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.092            0
                             2005        $11.092      $11.556            0
                             2006        $11.556      $13.628          233
                             2007        $13.628      $14.346            0
                             2008        $14.346      $ 9.441            0
                             2009        $ 9.441      $11.312            0
                             2010        $11.312      $12.310            0
                             2011        $12.310      $11.990            0
                             2012        $11.990      $13.595            0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.306            0
                             2005        $11.306      $12.620          539
                             2006        $12.620      $14.493          529
                             2007        $14.493      $15.042          519
                             2008        $15.042      $ 8.782          635
                             2009        $ 8.782      $11.975          591
                             2010        $11.975      $13.558          583
                             2011        $13.558      $12.136          344
                             2012        $12.136      $14.362          297

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.240             0
                             2005        $11.240      $12.068         2,759
                             2006        $12.068      $13.540         2,035
                             2007        $13.540      $13.063         1,898
                             2008        $13.063      $ 7.924         1,733
                             2009        $ 7.924      $10.613         1,548
                             2010        $10.613      $12.780         1,388
                             2011        $12.780      $12.207         1,240
                             2012        $12.207      $14.055         1,100
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.659             0
                             2006        $11.659      $11.717             0
                             2007        $11.717      $12.156             0
                             2008        $12.156      $ 6.041             0
                             2009        $ 6.041      $ 7.818             0
                             2010        $ 7.818      $ 9.727             0
                             2011        $ 9.727      $ 9.598             0
                             2012        $ 9.598      $10.910             0
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.305             0
                             2005        $10.305      $10.603         2,702
                             2006        $10.603      $10.603             0
                             2007        $10.603      $10.751             0
                             2008        $10.751      $10.269             0
                             2009        $10.269      $11.619             0
                             2010        $11.619      $12.336             0
                             2011        $12.336      $12.888             0
                             2012        $12.888      $13.978             0
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.885             0
                             2005        $ 9.885      $ 9.941         3,072
                             2006        $ 9.941      $10.177        29,618
                             2007        $10.177      $10.443        23,882
                             2008        $10.443      $10.449         3,369
                             2009        $10.449      $10.236         2,266
                             2010        $10.236      $10.021         1,201
                             2011        $10.021      $ 9.811             0
                             2012        $ 9.811      $ 9.606             0
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.518             0
                             2005        $10.518      $10.507         1,038
                             2006        $10.507      $10.354         2,656
                             2007        $10.354      $11.213         1,910
                             2008        $11.213      $10.199         1,725
                             2009        $10.199      $11.816         1,478
                             2010        $11.816      $12.500         1,292
                             2011        $12.500      $13.660         1,152
                             2012        $13.660      $14.535         1,055

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.207          165
                             2005        $10.207      $10.232        4,966
                             2006        $10.232      $10.399        3,252
                             2007        $10.399      $11.066        3,238
                             2008        $11.066      $11.350        2,425
                             2009        $11.350      $12.668        2,475
                             2010        $12.668      $13.402        2,438
                             2011        $13.402      $13.588        1,568
                             2012        $13.588      $14.571        1,396
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.746          391
                             2005        $10.746      $10.804          406
                             2006        $10.804      $11.714          421
                             2007        $11.714      $10.952          459
                             2008        $10.952      $ 7.375          463
                             2009        $ 7.375      $ 7.097            0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.146            0
                             2005        $11.146      $10.413            0
                             2006        $10.413      $11.348            0
                             2007        $11.348      $11.805            0
                             2008        $11.805      $10.663            0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.412            0
                             2005        $10.412      $10.764        1,413
                             2006        $10.764      $11.516        1,445
                             2007        $11.516      $12.674        1,373
                             2008        $12.674      $ 7.112        1,691
                             2009        $ 7.112      $ 9.867        1,426
                             2010        $ 9.867      $11.200        1,319
                             2011        $11.200      $11.109          676
                             2012        $11.109      $12.816          585
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.024            0
                             2005        $11.024      $11.186        1,795
                             2006        $11.186      $12.988        2,106
                             2007        $12.988      $13.092        1,995
                             2008        $13.092      $ 8.164        1,911
                             2009        $ 8.164      $10.006        1,636
                             2010        $10.006      $11.235        1,427
                             2011        $11.235      $10.882        1,316
                             2012        $10.882      $12.449        1,192

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.306            0
                             2005        $10.306      $11.647            0
                             2006        $11.647      $11.831            0
                             2007        $11.831      $14.083            0
                             2008        $14.083      $ 6.980            0
                             2009        $ 6.980      $11.279            0
                             2010        $11.279      $13.532            0
                             2011        $13.532      $12.839            0
                             2012        $12.839      $14.328            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.758          132
                             2005        $12.758      $14.576        2,849
                             2006        $14.576      $19.636        1,482
                             2007        $19.636      $15.893        1,279
                             2008        $15.893      $ 9.633        1,442
                             2009        $ 9.633      $12.111        1,238
                             2010        $12.111      $15.350        1,035
                             2011        $15.350      $15.871          734
                             2012        $15.871      $17.955          664
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.016          140
                             2005        $12.016      $15.521          222
                             2006        $15.521      $21.187          191
                             2007        $21.187      $28.527          139
                             2008        $28.527      $ 9.830          279
                             2009        $ 9.830      $20.506          173
                             2010        $20.506      $25.451          154
                             2011        $25.451      $18.495           69
                             2012        $18.495      $23.490           60
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.363            0
                             2005        $12.363      $18.350            0
                             2006        $18.350      $22.354            0
                             2007        $22.354      $31.791            0
                             2008        $31.791      $16.758            0
                             2009        $16.758      $25.833            0
                             2010        $25.833      $32.668            0
                             2011        $32.668      $26.708            0
                             2012        $26.708      $27.017            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.844            0
                             2005        $ 9.844      $ 9.653            0
                             2006        $ 9.653      $10.263            0
                             2007        $10.263      $10.449            0
                             2008        $10.449      $ 8.885            0
                             2009        $ 8.885      $ 9.899            0
                             2010        $ 9.899      $10.168            0
                             2011        $10.168      $ 9.724            0
                             2012        $ 9.724      $ 9.641            0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.791            0
                             2005        $10.791      $10.934          782
                             2006        $10.934      $11.806        1,371
                             2007        $11.806      $11.513        1,027
                             2008        $11.513      $ 7.786          937
                             2009        $ 7.786      $11.798          837
                             2010        $11.798      $13.241          751
                             2011        $13.241      $13.121          671
                             2012        $13.121      $15.159          595



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.10%.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

        WITH EPB (ANNUAL INCREASE) & EEDB 71-79 (& WITH/WITHOUT SPB AND
                               WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.15



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.134             0
                             2005        $10.134      $11.309             0
                             2006        $11.309      $13.152             0
                             2007        $13.152      $17.121             0
                             2008        $17.121      $ 9.160             0
                             2009        $ 9.160      $13.493             0
                             2010        $13.493      $14.987             0
                             2011        $14.987      $14.558             0
                             2012        $14.558      $16.776             0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.019             0
                             2005        $10.019      $10.942             0
                             2006        $10.942      $11.220             0
                             2007        $11.220      $13.120             0
                             2008        $13.120      $ 6.887             0
                             2009        $ 6.887      $ 9.913             0
                             2010        $ 9.913      $10.941             0
                             2011        $10.941      $10.614             0
                             2012        $10.614      $11.347             0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.539             0
                             2005        $10.539      $11.286             0
                             2006        $11.286      $12.123             0
                             2007        $12.123      $15.555             0
                             2008        $15.555      $ 6.314        18,946
                             2009        $ 6.314      $ 9.339        18,946
                             2010        $ 9.339      $10.853             0
                             2011        $10.853      $ 9.697             0
                             2012        $ 9.697      $10.966             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.132            0
                             2005        $10.132      $10.279            0
                             2006        $10.279      $10.765            0
                             2007        $10.765      $12.119            0
                             2008        $12.119      $ 8.421          109
                             2009        $ 8.421      $10.600          109
                             2010        $10.600      $11.808          108
                             2011        $11.808      $11.218          109
                             2012        $11.218      $12.307          113
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.295          237
                             2005        $11.295      $12.880        1,479
                             2006        $12.880      $14.030        1,454
                             2007        $14.030      $16.085        1,197
                             2008        $16.085      $ 9.010        1,763
                             2009        $ 9.010      $11.932        1,704
                             2010        $11.932      $13.638        1,549
                             2011        $13.638      $12.960        1,428
                             2012        $12.960      $14.713        1,134
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.750        7,253
                             2005        $10.750      $11.095        7,712
                             2006        $11.095      $13.007        7,072
                             2007        $13.007      $12.875        6,500
                             2008        $12.875      $ 7.197        8,417
                             2009        $ 7.197      $ 9.137        8,329
                             2010        $ 9.137      $10.264        7,490
                             2011        $10.264      $10.099        5,648
                             2012        $10.099      $11.555        5,322
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.727            0
                             2005        $ 9.727      $10.032            0
                             2006        $10.032      $10.452            0
                             2007        $10.452      $12.939            0
                             2008        $12.939      $ 6.664            0
                             2009        $ 6.664      $ 8.336            0
                             2010        $ 8.336      $10.092            0
                             2011        $10.092      $ 9.863            0
                             2012        $ 9.863      $11.029            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.579            0
                             2005        $10.579      $10.813            0
                             2006        $10.813      $12.202            0
                             2007        $12.202      $12.544            0
                             2008        $12.544      $ 7.705        1,127
                             2009        $ 7.705      $ 9.513        1,113
                             2010        $ 9.513      $10.669        1,102
                             2011        $10.669      $10.615          136
                             2012        $10.615      $11.998          130
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.130        2,451
                             2005        $10.130      $10.091        1,826
                             2006        $10.091      $10.272        1,826
                             2007        $10.272      $10.450        1,826
                             2008        $10.450      $ 9.861        2,057
                             2009        $ 9.861      $11.131        2,068
                             2010        $11.131      $11.702        1,842
                             2011        $11.702      $12.244        1,833
                             2012        $12.244      $12.638          246
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.882        3,466
                             2005        $ 9.882      $ 9.929        3,490
                             2006        $ 9.929      $10.155        3,633
                             2007        $10.155      $10.417        3,232
                             2008        $10.417      $10.465        3,763
                             2009        $10.465      $10.278        4,430
                             2010        $10.278      $10.054        4,467
                             2011        $10.054      $ 9.829        2,972
                             2012        $ 9.829      $ 9.608        3,233
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.840        1,340
                             2005        $10.840      $12.588        1,269
                             2006        $12.588      $14.492        1,177
                             2007        $14.492      $16.580          930
                             2008        $16.580      $ 9.082        1,097
                             2009        $ 9.082      $11.205        1,129
                             2010        $11.205      $12.359        1,004
                             2011        $12.359      $ 9.986        1,039
                             2012        $ 9.986      $11.750          946
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.511            0
                             2005        $10.511      $11.684            0
                             2006        $11.684      $12.722            0
                             2007        $12.722      $15.263            0
                             2008        $15.263      $ 8.841          804
                             2009        $ 8.841      $11.001          799
                             2010        $11.001      $11.959          796
                             2011        $11.959      $10.924            0
                             2012        $10.924      $11.150            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.217            0
                             2005        $10.217      $10.845            0
                             2006        $10.845      $11.244            0
                             2007        $11.244      $12.279            0
                             2008        $12.279      $ 6.886            0
                             2009        $ 6.886      $ 8.126            0
                             2010        $ 8.126      $ 9.151            0
                             2011        $ 9.151      $ 8.219            0
                             2012        $ 8.219      $ 9.410            0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.734            0
                             2007        $10.734      $11.317            0
                             2008        $11.317      $ 7.708            0
                             2009        $ 7.708      $ 9.643            0
                             2010        $ 9.643      $10.298            0
                             2011        $10.298      $10.037            0
                             2012        $10.037      $11.147            0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.361          267
                             2012        $11.361      $11.351          267
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.897          245
                             2005        $10.897      $11.427          246
                             2006        $11.427      $12.398          246
                             2007        $12.398      $13.242          246
                             2008        $13.242      $ 9.231        1,270
                             2009        $ 9.231      $11.718        1,268
                             2010        $11.718      $13.032        1,264
                             2011        $13.032      $11.911          350
                             2012        $11.911      $12.879          357
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.018            0
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.103          265
                             2005        $10.103      $10.200          267
                             2006        $10.200      $10.281          267
                             2007        $10.281      $10.753          267
                             2008        $10.753      $10.670          267
                             2009        $10.670      $10.520          267
                             2010        $10.520      $10.786          267
                             2011        $10.786      $10.819            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $10.991        7,094
                             2005        $10.991      $11.789        7,269
                             2006        $11.789      $13.365        6,876
                             2007        $13.365      $13.392        6,248
                             2008        $13.392      $ 8.874        6,338
                             2009        $ 8.874      $10.766        6,552
                             2010        $10.766      $11.807        5,971
                             2011        $11.807      $11.281        5,332
                             2012        $11.281      $12.608        5,132
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.019            0
                             2005        $11.019      $11.969            0
                             2006        $11.969      $12.277            0
                             2007        $12.277      $14.111            0
                             2008        $14.111      $ 7.333            0
                             2009        $ 7.333      $11.209            0
                             2010        $11.209      $13.945            0
                             2011        $13.945      $12.356            0
                             2012        $12.356      $13.481            0
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.656          356
                             2005        $10.656      $10.982            0
                             2006        $10.982      $12.125            0
                             2007        $12.125      $12.013            0
                             2008        $12.013      $ 5.647        1,098
                             2009        $ 5.647      $ 8.155        1,086
                             2010        $ 8.155      $ 8.526        1,087
                             2011        $ 8.526      $ 8.051           80
                             2012        $ 8.051      $ 9.259           75
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.762            0
                             2009        $ 6.762      $11.837            0
                             2010        $11.837      $14.465            0
                             2011        $14.465      $ 9.568            0
                             2012        $ 9.568      $10.584            0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.209            0
                             2005        $11.209      $12.053            0
                             2006        $12.053      $13.558            0
                             2007        $13.558      $14.202            0
                             2008        $14.202      $10.009          547
                             2009        $10.009      $13.005          521
                             2010        $13.005      $14.666          506
                             2011        $14.666      $13.909          509
                             2012        $13.909      $15.063          259

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.906          0
                             2006        $10.906      $12.993          0
                             2007        $12.993      $11.923          0
                             2008        $11.923      $ 7.468          0
                             2009        $ 7.468      $ 7.057          0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.537          0
                             2005        $10.537      $11.089          0
                             2006        $11.089      $11.970          0
                             2007        $11.970      $12.902          0
                             2008        $12.902      $10.586          0
                             2009        $10.586      $12.996          0
                             2010        $12.996      $13.735          0
                             2011        $13.735      $13.608          0
                             2012        $13.608      $15.081          0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.223          0
                             2005        $11.223      $11.655          0
                             2006        $11.655      $13.452          0
                             2007        $13.452      $15.547          0
                             2008        $15.547      $14.589          0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.395          0
                             2005        $11.395      $12.539          0
                             2006        $12.539      $13.375          0
                             2007        $13.375      $17.861          0
                             2008        $17.861      $ 9.723          0
                             2009        $ 9.723      $13.877          0
                             2010        $13.877      $14.444          0
                             2011        $14.444      $13.139          0
                             2012        $13.139      $15.907          0
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.245          0
                             2005        $11.245      $12.192          0
                             2006        $12.192      $13.202          0
                             2007        $13.202      $13.695          0
                             2008        $13.695      $ 8.535          0
                             2009        $ 8.535      $10.224          0
                             2010        $10.224      $10.943          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.450            0
                             2008        $ 9.450      $ 5.858        2,596
                             2009        $ 5.858      $ 7.407        2,582
                             2010        $ 7.407      $ 8.443        2,570
                             2011        $ 8.443      $ 7.742            0
                             2012        $ 7.742      $ 8.701            0
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.688            0
                             2008        $ 9.688      $ 6.096            0
                             2009        $ 6.096      $ 7.419            0
                             2010        $ 7.419      $ 7.939            0
                             2011        $ 7.939      $ 8.145            0
                             2012        $ 8.145      $ 9.275            0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.238            0
                             2005        $10.238      $10.381            0
                             2006        $10.381      $11.962            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.335            0
                             2005        $10.335      $10.703            0
                             2006        $10.703      $12.320            0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.563        3,003
                             2005        $10.563      $10.538        3,292
                             2006        $10.538      $11.331        3,272
                             2007        $11.331      $11.245        3,002
                             2008        $11.245      $ 7.842        3,928
                             2009        $ 7.842      $11.132        3,672
                             2010        $11.132      $12.448        3,380
                             2011        $12.448      $12.637        1,952
                             2012        $12.637      $14.135        1,882
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.384            0
                             2005        $10.384      $10.580            0
                             2006        $10.580      $11.098            0
                             2007        $11.098      $12.043            0
                             2008        $12.043      $ 7.419          155
                             2009        $ 7.419      $10.087          132
                             2010        $10.087      $11.058          129
                             2011        $11.058      $10.850          133
                             2012        $10.850      $12.375          126

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.720             0
                             2005        $10.720      $11.215             0
                             2006        $11.215      $12.355             0
                             2007        $12.355      $13.288             0
                             2008        $13.288      $ 8.669           923
                             2009        $ 8.669      $10.725           918
                             2010        $10.725      $11.624           914
                             2011        $11.624      $11.088             0
                             2012        $11.088      $12.879             0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.862             0
                             2005        $ 9.862      $10.126             0
                             2006        $10.126      $11.178             0
                             2007        $11.178      $11.171             0
                             2008        $11.171      $ 6.604         1,098
                             2009        $ 6.604      $10.518         1,092
                             2010        $10.518      $13.976         1,087
                             2011        $13.976      $12.229             0
                             2012        $12.229      $14.451             0
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.694           750
                             2005        $10.694      $10.725           763
                             2006        $10.725      $11.703           763
                             2007        $11.703      $11.889           763
                             2008        $11.889      $ 9.027         2,083
                             2009        $ 9.027      $10.388         2,077
                             2010        $10.388      $11.133         2,061
                             2011        $11.133      $11.055         1,027
                             2012        $11.055      $11.987           763
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.082             0
                             2005        $11.082      $11.534             0
                             2006        $11.534      $13.587             0
                             2007        $13.587      $14.288             0
                             2008        $14.288      $ 9.393           858
                             2009        $ 9.393      $11.244           854
                             2010        $11.244      $12.224           850
                             2011        $12.224      $11.893             0
                             2012        $11.893      $13.472             0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.296         1,286
                             2005        $11.296      $12.595         1,269
                             2006        $12.595      $14.450         1,181
                             2007        $14.450      $14.982         1,029
                             2008        $14.982      $ 8.738        18,728
                             2009        $ 8.738      $11.903        18,643
                             2010        $11.903      $13.463         1,017
                             2011        $13.463      $12.038           961
                             2012        $12.038      $14.232           885

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.230        2,192
                             2005        $11.230      $12.044        2,225
                             2006        $12.044      $13.500        2,163
                             2007        $13.500      $13.011        2,084
                             2008        $13.011      $ 7.884        2,247
                             2009        $ 7.884      $10.549        2,138
                             2010        $10.549      $12.690        1,809
                             2011        $12.690      $12.109        1,696
                             2012        $12.109      $13.928          850
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.651            0
                             2006        $11.651      $11.697            0
                             2007        $11.697      $12.123            0
                             2008        $12.123      $ 6.018            0
                             2009        $ 6.018      $ 7.780            0
                             2010        $ 7.780      $ 9.671            0
                             2011        $ 9.671      $ 9.533            0
                             2012        $ 9.533      $10.824            0
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.296        4,295
                             2005        $10.296      $10.583        4,134
                             2006        $10.583      $10.572        3,049
                             2007        $10.572      $10.708        2,938
                             2008        $10.708      $10.218        4,709
                             2009        $10.218      $11.549        4,792
                             2010        $11.549      $12.249        4,688
                             2011        $12.249      $12.784        3,110
                             2012        $12.784      $13.851          806
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.876          271
                             2005        $ 9.876      $ 9.922          795
                             2006        $ 9.922      $10.147          795
                             2007        $10.147      $10.401          795
                             2008        $10.401      $10.396        3,790
                             2009        $10.396      $10.174        3,856
                             2010        $10.174      $ 9.950        3,891
                             2011        $ 9.950      $ 9.732        1,674
                             2012        $ 9.732      $ 9.519        1,607
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.508          255
                             2005        $10.508      $10.487          257
                             2006        $10.487      $10.324          257
                             2007        $10.324      $11.168          257
                             2008        $11.168      $10.148          918
                             2009        $10.148      $11.745          923
                             2010        $11.745      $12.412          908
                             2011        $12.412      $13.550          872
                             2012        $13.550      $14.404          473

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.197        6,419
                             2005        $10.197      $10.212        6,260
                             2006        $10.212      $10.368        5,143
                             2007        $10.368      $11.022        5,032
                             2008        $11.022      $11.293        6,237
                             2009        $11.293      $12.592        6,277
                             2010        $12.592      $13.308        5,926
                             2011        $13.308      $13.479        4,412
                             2012        $13.479      $14.439          529
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.739            0
                             2005        $10.739      $10.785            0
                             2006        $10.785      $11.682            0
                             2007        $11.682      $10.911            0
                             2008        $10.911      $ 7.340            0
                             2009        $ 7.340      $ 7.061            0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.136          240
                             2005        $11.136      $10.393          264
                             2006        $10.393      $11.315          264
                             2007        $11.315      $11.758          264
                             2008        $11.758      $10.620            0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.403        1,813
                             2005        $10.403      $10.743        1,813
                             2006        $10.743      $11.481        1,813
                             2007        $11.481      $12.623        1,813
                             2008        $12.623      $ 7.076        2,407
                             2009        $ 7.076      $ 9.808        2,378
                             2010        $ 9.808      $11.121        2,128
                             2011        $11.121      $11.019        2,111
                             2012        $11.019      $12.700          231

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.014           243
                             2005        $11.014      $11.165           247
                             2006        $11.165      $12.949           247
                             2007        $12.949      $13.040           247
                             2008        $13.040      $ 8.124        18,755
                             2009        $ 8.124      $ 9.946        18,736
                             2010        $ 9.946      $11.156         2,148
                             2011        $11.156      $10.794         1,218
                             2012        $10.794      $12.336           802
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.297           260
                             2005        $10.297      $11.624           277
                             2006        $11.624      $11.796           277
                             2007        $11.796      $14.027           277
                             2008        $14.027      $ 6.945           336
                             2009        $ 6.945      $11.211           331
                             2010        $11.211      $13.437           327
                             2011        $13.437      $12.736           324
                             2012        $12.736      $14.198           327
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.746         4,200
                             2005        $12.746      $14.547         4,118
                             2006        $14.547      $19.578         3,664
                             2007        $19.578      $15.830         3,869
                             2008        $15.830      $ 9.584        29,447
                             2009        $ 9.584      $12.038        29,312
                             2010        $12.038      $15.242         4,699
                             2011        $15.242      $15.744         3,609
                             2012        $15.744      $17.793         1,615
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.005             0
                             2005        $12.005      $15.491             0
                             2006        $15.491      $21.124             0
                             2007        $21.124      $28.413             0
                             2008        $28.413      $ 9.781           119
                             2009        $ 9.781      $20.382           119
                             2010        $20.382      $25.272           114
                             2011        $25.272      $18.346           109
                             2012        $18.346      $23.277             0
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.352             0
                             2005        $12.352      $18.314             0
                             2006        $18.314      $22.288           896
                             2007        $22.288      $31.665           863
                             2008        $31.665      $16.674           818
                             2009        $16.674      $25.677           789
                             2010        $25.677      $32.438           756
                             2011        $32.438      $26.492           641
                             2012        $26.492      $26.772           950

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.835            0
                             2005        $ 9.835      $ 9.634            0
                             2006        $ 9.634      $10.233            0
                             2007        $10.233      $10.407            0
                             2008        $10.407      $ 8.840        1,179
                             2009        $ 8.840      $ 9.840        1,172
                             2010        $ 9.840      $10.097        1,167
                             2011        $10.097      $ 9.646            0
                             2012        $ 9.646      $ 9.554            0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.781          907
                             2005        $10.781      $10.912          907
                             2006        $10.912      $11.771          907
                             2007        $11.771      $11.467          907
                             2008        $11.467      $ 7.747        1,488
                             2009        $ 7.747      $11.727        1,421
                             2010        $11.727      $13.147        1,283
                             2011        $13.147      $13.016        1,276
                             2012        $13.016      $15.022          207



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.10%.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

     WITH MAV & EPB (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND
                               WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.2



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.130         2,742
                             2005        $10.130      $11.298         4,025
                             2006        $11.298      $13.132         5,908
                             2007        $13.132      $17.087         6,031
                             2008        $17.087      $ 9.137         5,782
                             2009        $ 9.137      $13.452         3,398
                             2010        $13.452      $14.934         2,444
                             2011        $14.934      $14.500         1,819
                             2012        $14.500      $16.700         1,714
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.014         2,261
                             2005        $10.014      $10.931         3,362
                             2006        $10.931      $11.204         6,679
                             2007        $11.204      $13.093         6,768
                             2008        $13.093      $ 6.870         2,608
                             2009        $ 6.870      $ 9.883         2,626
                             2010        $ 9.883      $10.902         2,004
                             2011        $10.902      $10.571         1,373
                             2012        $10.571      $11.295         1,052
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.535         3,519
                             2005        $10.535      $11.275         8,135
                             2006        $11.275      $12.105        14,126
                             2007        $12.105      $15.524        10,838
                             2008        $15.524      $ 6.298         9,160
                             2009        $ 6.298      $ 9.311         6,121
                             2010        $ 9.311      $10.814         4,138
                             2011        $10.814      $ 9.658         1,953
                             2012        $ 9.658      $10.916         1,344

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.127           233
                             2005        $10.127      $10.269           857
                             2006        $10.269      $10.749         6,558
                             2007        $10.749      $12.094         9,610
                             2008        $12.094      $ 8.400         4,539
                             2009        $ 8.400      $10.568         4,632
                             2010        $10.568      $11.766         4,311
                             2011        $11.766      $11.173         4,238
                             2012        $11.173      $12.251         4,239
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.290         2,001
                             2005        $11.290      $12.867         8,853
                             2006        $12.867      $14.009        50,416
                             2007        $14.009      $16.053        21,355
                             2008        $16.053      $ 8.988        22,621
                             2009        $ 8.988      $11.896        22,489
                             2010        $11.896      $13.590        20,065
                             2011        $13.590      $12.908        19,225
                             2012        $12.908      $14.646        18,058
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.745         8,904
                             2005        $10.745      $11.084        12,553
                             2006        $11.084      $12.988        22,674
                             2007        $12.988      $12.849        23,919
                             2008        $12.849      $ 7.179        14,844
                             2009        $ 7.179      $ 9.109        15,575
                             2010        $ 9.109      $10.228         7,495
                             2011        $10.228      $10.058         6,959
                             2012        $10.058      $11.502         6,110
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.723         2,239
                             2005        $ 9.723      $10.022         2,183
                             2006        $10.022      $10.436         2,175
                             2007        $10.436      $12.913         1,964
                             2008        $12.913      $ 6.647         1,195
                             2009        $ 6.647      $ 8.310         1,570
                             2010        $ 8.310      $10.057         1,381
                             2011        $10.057      $ 9.823         1,385
                             2012        $ 9.823      $10.979         1,049
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.575         8,150
                             2005        $10.575      $10.803        21,389
                             2006        $10.803      $12.184        24,147
                             2007        $12.184      $12.519        16,342
                             2008        $12.519      $ 7.686        15,389
                             2009        $ 7.686      $ 9.484        13,481
                             2010        $ 9.484      $10.631        15,804
                             2011        $10.631      $10.572         8,492
                             2012        $10.572      $11.943         6,906

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.126        10,729
                             2005        $10.126      $10.081        14,528
                             2006        $10.081      $10.257        20,760
                             2007        $10.257      $10.429        33,308
                             2008        $10.429      $ 9.837        20,532
                             2009        $ 9.837      $11.097        20,401
                             2010        $11.097      $11.660        20,040
                             2011        $11.660      $12.194        17,569
                             2012        $12.194      $12.581        17,926
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.878        12,253
                             2005        $ 9.878      $ 9.919        23,664
                             2006        $ 9.919      $10.140        26,813
                             2007        $10.140      $10.396        18,907
                             2008        $10.396      $10.438        12,847
                             2009        $10.438      $10.247        12,906
                             2010        $10.247      $10.018        10,587
                             2011        $10.018      $ 9.789         6,965
                             2012        $ 9.789      $ 9.565         6,817
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.835         1,816
                             2005        $10.835      $12.575         5,549
                             2006        $12.575      $14.471        11,617
                             2007        $14.471      $16.547        12,513
                             2008        $16.547      $ 9.059        13,304
                             2009        $ 9.059      $11.171        12,594
                             2010        $11.171      $12.315        11,830
                             2011        $12.315      $ 9.946        11,132
                             2012        $ 9.946      $11.697        10,189
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.506           504
                             2005        $10.506      $11.673           814
                             2006        $11.673      $12.703           892
                             2007        $12.703      $15.232           408
                             2008        $15.232      $ 8.819         1,431
                             2009        $ 8.819      $10.968         5,583
                             2010        $10.968      $11.917         5,871
                             2011        $11.917      $10.880         5,879
                             2012        $10.880      $11.100         5,431

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.213          648
                             2005        $10.213      $10.834          374
                             2006        $10.834      $11.227        3,116
                             2007        $11.227      $12.254        3,003
                             2008        $12.254      $ 6.869          972
                             2009        $ 6.869      $ 8.101          742
                             2010        $ 8.101      $ 9.119          584
                             2011        $ 9.119      $ 8.186          583
                             2012        $ 8.186      $ 9.371            0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.730        3,274
                             2007        $10.730      $11.308        2,776
                             2008        $11.308      $ 7.698        3,059
                             2009        $ 7.698      $ 9.625        3,018
                             2010        $ 9.625      $10.273        2,259
                             2011        $10.273      $10.008        1,670
                             2012        $10.008      $11.109          277
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.315            0
                             2012        $11.315      $11.299            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.892        4,346
                             2005        $10.892      $11.416        6,590
                             2006        $11.416      $12.379        6,560
                             2007        $12.379      $13.216        5,005
                             2008        $13.216      $ 9.208        4,981
                             2009        $ 9.208      $11.682        5,034
                             2010        $11.682      $12.987        4,283
                             2011        $12.987      $11.863        3,420
                             2012        $11.863      $12.820        3,187
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 8.977          582
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.098          109
                             2005        $10.098      $10.190          112
                             2006        $10.190      $10.265          442
                             2007        $10.265      $10.732          590
                             2008        $10.732      $10.643        1,909
                             2009        $10.643      $10.488          104
                             2010        $10.488      $10.747            0
                             2011        $10.747      $10.779            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $10.986         2,644
                             2005        $10.986      $11.777        13,897
                             2006        $11.777      $13.345        14,963
                             2007        $13.345      $13.366         8,886
                             2008        $13.366      $ 8.852         7,906
                             2009        $ 8.852      $10.733         8,902
                             2010        $10.733      $11.765         9,770
                             2011        $11.765      $11.235         6,079
                             2012        $11.235      $12.551         5,117
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.014           636
                             2005        $11.014      $11.958         1,055
                             2006        $11.958      $12.258         1,123
                             2007        $12.258      $14.083         1,025
                             2008        $14.083      $ 7.314         1,261
                             2009        $ 7.314      $11.175           805
                             2010        $11.175      $13.896           625
                             2011        $13.896      $12.306             0
                             2012        $12.306      $13.420             0
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.651         7,253
                             2005        $10.651      $10.972         9,041
                             2006        $10.972      $12.107         8,335
                             2007        $12.107      $11.988         8,449
                             2008        $11.988      $ 5.633         6,071
                             2009        $ 5.633      $ 8.131         4,649
                             2010        $ 8.131      $ 8.496         3,697
                             2011        $ 8.496      $ 8.019           853
                             2012        $ 8.019      $ 9.217           244
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.745         1,022
                             2009        $ 6.745      $11.801         2,171
                             2010        $11.801      $14.414         4,779
                             2011        $14.414      $ 9.529         4,917
                             2012        $ 9.529      $10.536         4,544
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.204         3,432
                             2005        $11.204      $12.042        16,349
                             2006        $12.042      $13.538        19,740
                             2007        $13.538      $14.173        18,073
                             2008        $14.173      $ 9.984        15,967
                             2009        $ 9.984      $12.966        11,276
                             2010        $12.966      $14.614         9,669
                             2011        $14.614      $13.853         7,918
                             2012        $13.853      $14.994         7,014

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.903             0
                             2006        $10.903      $12.982         1,608
                             2007        $12.982      $11.907         1,499
                             2008        $11.907      $ 7.454        10,377
                             2009        $ 7.454      $ 7.042             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.532         1,219
                             2005        $10.532      $11.079         4,075
                             2006        $11.079      $11.952        10,584
                             2007        $11.952      $12.877        11,173
                             2008        $12.877      $10.560         8,596
                             2009        $10.560      $12.956        11,223
                             2010        $12.956      $13.686         9,973
                             2011        $13.686      $13.554         9,614
                             2012        $13.554      $15.012         8,124
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.218           753
                             2005        $11.218      $11.644           752
                             2006        $11.644      $13.432           717
                             2007        $13.432      $15.516           596
                             2008        $15.516      $14.557             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.390           214
                             2005        $11.390      $12.526           213
                             2006        $12.526      $13.355           213
                             2007        $13.355      $17.825         6,005
                             2008        $17.825      $ 9.698        14,617
                             2009        $ 9.698      $13.835        12,181
                             2010        $13.835      $14.393        11,048
                             2011        $14.393      $13.086        11,339
                             2012        $13.086      $15.835        10,047
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.239         2,903
                             2005        $11.239      $12.180        11,212
                             2006        $12.180      $13.182        13,239
                             2007        $13.182      $13.667        11,419
                             2008        $13.667      $ 8.513         9,818
                             2009        $ 8.513      $10.193         6,138
                             2010        $10.193      $10.908             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.446         1,968
                             2008        $ 9.446      $ 5.853         1,197
                             2009        $ 5.853      $ 7.397           328
                             2010        $ 7.397      $ 8.427           163
                             2011        $ 8.427      $ 7.724           162
                             2012        $ 7.724      $ 8.676            81
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.685         2,118
                             2008        $ 9.685      $ 6.091         1,880
                             2009        $ 6.091      $ 7.409         1,906
                             2010        $ 7.409      $ 7.924         2,023
                             2011        $ 7.924      $ 8.125           515
                             2012        $ 8.125      $ 9.248             0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.234           163
                             2005        $10.234      $10.371         1,901
                             2006        $10.371      $11.944         2,011
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.330           400
                             2005        $10.330      $10.692           413
                             2006        $10.692      $12.302         1,697
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.558         1,028
                             2005        $10.558      $10.528         3,630
                             2006        $10.528      $11.314         6,054
                             2007        $11.314      $11.223         6,119
                             2008        $11.223      $ 7.822         3,240
                             2009        $ 7.822      $11.098         3,573
                             2010        $11.098      $12.404         3,642
                             2011        $12.404      $12.586         3,508
                             2012        $12.586      $14.071         3,529
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.379           695
                             2005        $10.379      $10.570        10,095
                             2006        $10.570      $11.082         9,597
                             2007        $11.082      $12.019         3,695
                             2008        $12.019      $ 7.400         3,867
                             2009        $ 7.400      $10.056         3,147
                             2010        $10.056      $11.019         2,537
                             2011        $11.019      $10.806           571
                             2012        $10.806      $12.318           319

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.715            0
                             2005        $10.715      $11.205          246
                             2006        $11.205      $12.337          303
                             2007        $12.337      $13.261          289
                             2008        $13.261      $ 8.647          343
                             2009        $ 8.647      $10.692          397
                             2010        $10.692      $11.583           93
                             2011        $11.583      $11.043            0
                             2012        $11.043      $12.821            0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.857          517
                             2005        $ 9.857      $10.116          497
                             2006        $10.116      $11.162          501
                             2007        $11.162      $11.149          497
                             2008        $11.149      $ 6.588          499
                             2009        $ 6.588      $10.486          209
                             2010        $10.486      $13.927          182
                             2011        $13.927      $12.179          173
                             2012        $12.179      $14.385          174
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.689          801
                             2005        $10.689      $10.715        3,566
                             2006        $10.715      $11.686        7,359
                             2007        $11.686      $11.865        6,747
                             2008        $11.865      $ 9.005        2,180
                             2009        $ 9.005      $10.357        3,779
                             2010        $10.357      $11.093        3,627
                             2011        $11.093      $11.011        3,615
                             2012        $11.011      $11.933        3,361
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.077          793
                             2005        $11.077      $11.523        1,399
                             2006        $11.523      $13.567          898
                             2007        $13.567      $14.260          797
                             2008        $14.260      $ 9.370          661
                             2009        $ 9.370      $11.210          465
                             2010        $11.210      $12.180            0
                             2011        $12.180      $11.845            0
                             2012        $11.845      $13.410        1,162
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.291        4,883
                             2005        $11.291      $12.583        5,282
                             2006        $12.583      $14.429        8,245
                             2007        $14.429      $14.952        6,303
                             2008        $14.952      $ 8.716        5,588
                             2009        $ 8.716      $11.867        5,468
                             2010        $11.867      $13.415        4,418
                             2011        $13.415      $11.990        1,750
                             2012        $11.990      $14.167        2,802

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.224         3,899
                             2005        $11.224      $12.032         9,779
                             2006        $12.032      $13.480        12,150
                             2007        $13.480      $12.985        10,609
                             2008        $12.985      $ 7.864         8,715
                             2009        $ 7.864      $10.517         9,238
                             2010        $10.517      $12.645         9,408
                             2011        $12.645      $12.060         7,321
                             2012        $12.060      $13.864         6,695
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.647             0
                             2006        $11.647      $11.687        11,485
                             2007        $11.687      $12.106         9,302
                             2008        $12.106      $ 6.007         7,330
                             2009        $ 6.007      $ 7.762         6,908
                             2010        $ 7.762      $ 9.643         4,060
                             2011        $ 9.643      $ 9.501         3,858
                             2012        $ 9.501      $10.782         3,666
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.291         2,546
                             2005        $10.291      $10.572        10,061
                             2006        $10.572      $10.556        11,417
                             2007        $10.556      $10.687         8,324
                             2008        $10.687      $10.192         6,546
                             2009        $10.192      $11.514         5,678
                             2010        $11.514      $12.206         4,745
                             2011        $12.206      $12.733         3,645
                             2012        $12.733      $13.788         4,603
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.872         3,562
                             2005        $ 9.872      $ 9.912         5,232
                             2006        $ 9.912      $10.132         4,492
                             2007        $10.132      $10.381        27,322
                             2008        $10.381      $10.370        18,607
                             2009        $10.370      $10.143        22,386
                             2010        $10.143      $ 9.915        25,477
                             2011        $ 9.915      $ 9.693        22,100
                             2012        $ 9.693      $ 9.475        26,643

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.503         9,230
                             2005        $10.503      $10.476        16,860
                             2006        $10.476      $10.308        14,230
                             2007        $10.308      $11.146        14,218
                             2008        $11.146      $10.123        13,770
                             2009        $10.123      $11.709        15,158
                             2010        $11.709      $12.368        15,080
                             2011        $12.368      $13.495        14,489
                             2012        $13.495      $14.338        13,259
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.193         5,689
                             2005        $10.193      $10.202        10,588
                             2006        $10.202      $10.352        16,018
                             2007        $10.352      $10.999        18,254
                             2008        $10.999      $11.264        18,123
                             2009        $11.264      $12.554        22,531
                             2010        $12.554      $13.261        28,856
                             2011        $13.261      $13.425        26,162
                             2012        $13.425      $14.373        24,711
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.735           657
                             2005        $10.735      $10.776           679
                             2006        $10.776      $11.666           684
                             2007        $11.666      $10.891           673
                             2008        $10.891      $ 7.322           599
                             2009        $ 7.322      $ 7.043             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.130         2,406
                             2005        $11.130      $10.383         9,350
                             2006        $10.383      $11.298        10,310
                             2007        $11.298      $11.735         8,637
                             2008        $11.735      $10.599             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.398         5,438
                             2005        $10.398      $10.732        15,118
                             2006        $10.732      $11.464        19,421
                             2007        $11.464      $12.598        11,074
                             2008        $12.598      $ 7.058        10,952
                             2009        $ 7.058      $ 9.778         9,310
                             2010        $ 9.778      $11.082         8,054
                             2011        $11.082      $10.975         3,370
                             2012        $10.975      $12.642         2,852
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.009         8,200
                             2005        $11.009      $11.154        24,548
                             2006        $11.154      $12.930        25,487
                             2007        $12.930      $13.014        18,070
                             2008        $13.014      $ 8.103        17,220
                             2009        $ 8.103      $ 9.916        13,471
                             2010        $ 9.916      $11.116        13,261
                             2011        $11.116      $10.750         9,160
                             2012        $10.750      $12.280         7,798

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.292             0
                             2005        $10.292      $11.613             0
                             2006        $11.613      $11.779             0
                             2007        $11.779      $13.999             0
                             2008        $13.999      $ 6.927             0
                             2009        $ 6.927      $11.177             0
                             2010        $11.177      $13.390             0
                             2011        $13.390      $12.685             0
                             2012        $12.685      $14.134             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.740           922
                             2005        $12.740      $14.533         8,446
                             2006        $14.533      $19.549         8,865
                             2007        $19.549      $15.798         8,682
                             2008        $15.798      $ 9.560         7,669
                             2009        $ 9.560      $12.002        10,495
                             2010        $12.002      $15.188        10,792
                             2011        $15.188      $15.680        10,019
                             2012        $15.680      $17.712         9,048
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.000         1,504
                             2005        $12.000      $15.476         2,671
                             2006        $15.476      $21.093        61,578
                             2007        $21.093      $28.356         1,887
                             2008        $28.356      $ 9.756         2,425
                             2009        $ 9.756      $20.321         2,710
                             2010        $20.321      $25.183         3,228
                             2011        $25.183      $18.272         3,008
                             2012        $18.272      $23.171         2,928
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.346           137
                             2005        $12.346      $18.296           463
                             2006        $18.296      $22.255         2,912
                             2007        $22.255      $31.601         1,702
                             2008        $31.601      $16.633           759
                             2009        $16.633      $25.599         1,554
                             2010        $25.599      $32.323         1,369
                             2011        $32.323      $26.385         1,385
                             2012        $26.385      $26.650         1,233

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.830         2,494
                             2005        $ 9.830      $ 9.625         3,085
                             2006        $ 9.625      $10.218         3,109
                             2007        $10.218      $10.386         3,775
                             2008        $10.386      $ 8.818         2,587
                             2009        $ 8.818      $ 9.810         1,888
                             2010        $ 9.810      $10.061         1,546
                             2011        $10.061      $ 9.607         1,577
                             2012        $ 9.607      $ 9.511         1,712
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.776         8,342
                             2005        $10.776      $10.902        15,092
                             2006        $10.902      $11.754        19,469
                             2007        $11.754      $11.444        14,125
                             2008        $11.444      $ 7.728         9,826
                             2009        $ 7.728      $11.691         7,132
                             2010        $11.691      $13.101         3,486
                             2011        $13.101      $12.963         2,185
                             2012        $12.963      $14.953         1,707



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

              WITH MAV (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.9



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.158           166
                             2005        $10.158      $11.364           155
                             2006        $11.364      $13.250         4,517
                             2007        $13.250      $17.293         4,281
                             2008        $17.293      $ 9.276           892
                             2009        $ 9.276      $13.698           815
                             2010        $13.698      $15.254           660
                             2011        $15.254      $14.855           659
                             2012        $14.855      $17.162           552
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.042           711
                             2005        $10.042      $10.995         2,125
                             2006        $10.995      $11.304         3,717
                             2007        $11.304      $13.251         2,620
                             2008        $13.251      $ 6.974         1,538
                             2009        $ 6.974      $10.064         1,364
                             2010        $10.064      $11.136           426
                             2011        $11.136      $10.830           425
                             2012        $10.830      $11.608           424
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.564         6,342
                             2005        $10.564      $11.341        19,808
                             2006        $11.341      $12.214        23,196
                             2007        $12.214      $15.711        16,263
                             2008        $15.711      $ 6.394        14,268
                             2009        $ 6.394      $ 9.481        12,988
                             2010        $ 9.481      $11.046        12,472
                             2011        $11.046      $ 9.895        12,477
                             2012        $ 9.895      $11.219        12,441

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.155         3,320
                             2005        $10.155      $10.329         2,469
                             2006        $10.329      $10.846           685
                             2007        $10.846      $12.240           680
                             2008        $12.240      $ 8.528         1,658
                             2009        $ 8.528      $10.761         1,242
                             2010        $10.761      $12.018         1,201
                             2011        $12.018      $11.447         1,102
                             2012        $11.447      $12.590           896
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.321         8,974
                             2005        $11.321      $12.942        27,262
                             2006        $12.942      $14.134        33,066
                             2007        $14.134      $16.247        27,583
                             2008        $16.247      $ 9.124        18,431
                             2009        $ 9.124      $12.113        16,271
                             2010        $12.113      $13.881        16,371
                             2011        $13.881      $13.225        16,283
                             2012        $13.225      $15.051        15,397
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.775        12,245
                             2005        $10.775      $11.149        10,195
                             2006        $11.149      $13.104        11,111
                             2007        $13.104      $13.004         6,541
                             2008        $13.004      $ 7.287         7,705
                             2009        $ 7.287      $ 9.276         3,904
                             2010        $ 9.276      $10.447         3,160
                             2011        $10.447      $10.305         2,990
                             2012        $10.305      $11.821         1,903
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.750         2,760
                             2005        $ 9.750      $10.081         6,355
                             2006        $10.081      $10.529         5,469
                             2007        $10.529      $13.069         3,754
                             2008        $13.069      $ 6.748         4,688
                             2009        $ 6.748      $ 8.462         2,001
                             2010        $ 8.462      $10.272         1,655
                             2011        $10.272      $10.064         1,596
                             2012        $10.064      $11.283         1,238

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.604        13,720
                             2005        $10.604      $10.866        30,063
                             2006        $10.866      $12.293        27,918
                             2007        $12.293      $12.670        22,518
                             2008        $12.670      $ 7.803        32,912
                             2009        $ 7.803      $ 9.658        30,308
                             2010        $ 9.658      $10.859        25,095
                             2011        $10.859      $10.832        23,744
                             2012        $10.832      $12.274        22,234
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.154        13,913
                             2005        $10.154      $10.140        15,474
                             2006        $10.140      $10.349        17,406
                             2007        $10.349      $10.555        34,659
                             2008        $10.555      $ 9.986        33,831
                             2009        $ 9.986      $11.300        26,436
                             2010        $11.300      $11.910        21,249
                             2011        $11.910      $12.494        20,152
                             2012        $12.494      $12.929        18,648
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.905        12,850
                             2005        $ 9.905      $ 9.977        33,219
                             2006        $ 9.977      $10.230        30,594
                             2007        $10.230      $10.522        58,705
                             2008        $10.522      $10.597        31,819
                             2009        $10.597      $10.434        23,675
                             2010        $10.434      $10.233        19,655
                             2011        $10.233      $10.030        18,638
                             2012        $10.030      $ 9.829        57,835
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.866           771
                             2005        $10.866      $12.649        10,086
                             2006        $12.649      $14.600        11,504
                             2007        $14.600      $16.746         7,791
                             2008        $16.746      $ 9.197         8,612
                             2009        $ 9.197      $11.376         7,199
                             2010        $11.376      $12.579         7,251
                             2011        $12.579      $10.190         7,927
                             2012        $10.190      $12.021         7,181
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.535             0
                             2005        $10.535      $11.741         2,718
                             2006        $11.741      $12.817         5,108
                             2007        $12.817      $15.416         1,454
                             2008        $15.416      $ 8.953         1,059
                             2009        $ 8.953      $11.169           235
                             2010        $11.169      $12.172             0
                             2011        $12.172      $11.147             0
                             2012        $11.147      $11.407             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.241             0
                             2005        $10.241      $10.898           128
                             2006        $10.898      $11.328           458
                             2007        $11.328      $12.402           125
                             2008        $12.402      $ 6.973           935
                             2009        $ 6.973      $ 8.249           895
                             2010        $ 8.249      $ 9.314           798
                             2011        $ 9.314      $ 8.387           660
                             2012        $ 8.387      $ 9.610             0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.752         2,670
                             2007        $10.752      $11.366         1,963
                             2008        $11.366      $ 7.761         1,752
                             2009        $ 7.761      $ 9.734           234
                             2010        $ 9.734      $10.422           233
                             2011        $10.422      $10.184           231
                             2012        $10.184      $11.338           230
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.593            28
                             2012        $11.593      $11.612             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.923         1,580
                             2005        $10.923      $11.483         1,880
                             2006        $11.483      $12.490         3,197
                             2007        $12.490      $13.375         2,922
                             2008        $13.375      $ 9.348        11,043
                             2009        $ 9.348      $11.896         9,240
                             2010        $11.896      $13.265         7,410
                             2011        $13.265      $12.154         7,669
                             2012        $12.154      $13.175         1,119
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.225           584
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.126         5,053
                             2005        $10.126      $10.249         7,045
                             2006        $10.249      $10.357         6,647
                             2007        $10.357      $10.861         4,330
                             2008        $10.861      $10.805         2,287
                             2009        $10.805      $10.680         1,210
                             2010        $10.680      $10.978            31
                             2011        $10.978      $11.021             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.017         2,434
                             2005        $11.017      $11.846         6,892
                             2006        $11.846      $13.465         5,866
                             2007        $13.465      $13.527         4,258
                             2008        $13.527      $ 8.986         8,195
                             2009        $ 8.986      $10.929         7,380
                             2010        $10.929      $12.017         9,608
                             2011        $12.017      $11.511         8,594
                             2012        $11.511      $12.898         8,143
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.045             0
                             2005        $11.045      $12.028           426
                             2006        $12.028      $12.368             0
                             2007        $12.368      $14.253             0
                             2008        $14.253      $ 7.425             0
                             2009        $ 7.425      $11.379             0
                             2010        $11.379      $14.194             0
                             2011        $14.194      $12.608             0
                             2012        $12.608      $13.792             0
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.681           673
                             2005        $10.681      $11.036         2,107
                             2006        $11.036      $12.215         2,063
                             2007        $12.215      $12.133         1,847
                             2008        $12.133      $ 5.719         1,960
                             2009        $ 5.719      $ 8.280         1,008
                             2010        $ 8.280      $ 8.678           551
                             2011        $ 8.678      $ 8.216           538
                             2012        $ 8.216      $ 9.472           516
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.848         1,470
                             2009        $ 6.848      $12.017             0
                             2010        $12.017      $14.723             0
                             2011        $14.723      $ 9.763           326
                             2012        $ 9.763      $10.828           313
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.235         1,536
                             2005        $11.235      $12.112        12,439
                             2006        $12.112      $13.659        14,131
                             2007        $13.659      $14.344        12,674
                             2008        $14.344      $10.136        25,459
                             2009        $10.136      $13.203        23,011
                             2010        $13.203      $14.927        20,178
                             2011        $14.927      $14.193        17,864
                             2012        $14.193      $15.409        12,201

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.925         1,895
                             2006        $10.925      $13.049         2,029
                             2007        $13.049      $12.005         1,285
                             2008        $12.005      $ 7.539           435
                             2009        $ 7.539      $ 7.129             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.561             0
                             2005        $10.561      $11.143           139
                             2006        $11.143      $12.059           766
                             2007        $12.059      $13.032           136
                             2008        $13.032      $10.720           725
                             2009        $10.720      $13.193         1,971
                             2010        $13.193      $13.979         2,003
                             2011        $13.979      $13.886         1,390
                             2012        $13.886      $15.428         1,374
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.249         4,924
                             2005        $11.249      $11.712         4,923
                             2006        $11.712      $13.552         5,597
                             2007        $13.552      $15.703         1,390
                             2008        $15.703      $14.747             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.422             0
                             2005        $11.422      $12.600         1,699
                             2006        $12.600      $13.474         7,523
                             2007        $13.474      $18.040        11,663
                             2008        $18.040      $ 9.845         2,019
                             2009        $ 9.845      $14.088         1,614
                             2010        $14.088      $14.701         1,184
                             2011        $14.701      $13.408         1,184
                             2012        $13.408      $16.274         1,184
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.271             0
                             2005        $11.271      $12.251           373
                             2006        $12.251      $13.300           573
                             2007        $13.300      $13.832           198
                             2008        $13.832      $ 8.642         1,677
                             2009        $ 8.642      $10.380         1,612

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.466           698
                             2008        $ 9.466      $ 5.883             0
                             2009        $ 5.883      $ 7.458             0
                             2010        $ 7.458      $ 8.523             0
                             2011        $ 8.523      $ 7.835             0
                             2012        $ 7.835      $ 8.828             0
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.705           839
                             2008        $ 9.705      $ 6.123           764
                             2009        $ 6.123      $ 7.470           763
                             2010        $ 7.470      $ 8.014           762
                             2011        $ 8.014      $ 8.243           761
                             2012        $ 8.243      $ 9.411           761
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.262           971
                             2005        $10.262      $10.432             0
                             2006        $10.432      $12.051           554
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.359             0
                             2005        $10.359      $10.755           470
                             2006        $10.755      $12.412           892
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.588         3,977
                             2005        $10.588      $10.589         4,887
                             2006        $10.589      $11.415        14,188
                             2007        $11.415      $11.358         3,582
                             2008        $11.358      $ 7.940         2,974
                             2009        $ 7.940      $11.301         1,568
                             2010        $11.301      $12.669         1,336
                             2011        $12.669      $12.895         1,030
                             2012        $12.895      $14.460           926
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.408             0
                             2005        $10.408      $10.632         4,112
                             2006        $10.632      $11.181         4,568
                             2007        $11.181      $12.164         2,898
                             2008        $12.164      $ 7.512         5,811
                             2009        $ 7.512      $10.240         4,949
                             2010        $10.240      $11.255         4,799
                             2011        $11.255      $11.071         4,366
                             2012        $11.071      $12.660         3,980

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.745            0
                             2005        $10.745      $11.270          459
                             2006        $11.270      $12.447          378
                             2007        $12.447      $13.421          142
                             2008        $13.421      $ 8.779        2,817
                             2009        $ 8.779      $10.888        2,499
                             2010        $10.888      $11.831        2,229
                             2011        $11.831      $11.314        1,757
                             2012        $11.314      $13.176        1,313
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.885          791
                             2005        $ 9.885      $10.175          544
                             2006        $10.175      $11.262          369
                             2007        $11.262      $11.284          356
                             2008        $11.284      $ 6.688        1,390
                             2009        $ 6.688      $10.678        1,024
                             2010        $10.678      $14.225          751
                             2011        $14.225      $12.478          617
                             2012        $12.478      $14.783          498
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.719        4,193
                             2005        $10.719      $10.778        5,134
                             2006        $10.778      $11.791        7,274
                             2007        $11.791      $12.008        5,554
                             2008        $12.008      $ 9.141        6,555
                             2009        $ 9.141      $10.546        4,746
                             2010        $10.546      $11.331        3,567
                             2011        $11.331      $11.281        3,590
                             2012        $11.281      $12.263        3,401
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.108          943
                             2005        $11.108      $11.590        2,510
                             2006        $11.590      $13.688        3,711
                             2007        $13.688      $14.432        3,041
                             2008        $14.432      $ 9.512        6,545
                             2009        $ 9.512      $11.415        6,438
                             2010        $11.415      $12.441        3,588
                             2011        $12.441      $12.136        3,663
                             2012        $12.136      $13.782        3,450
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.322        4,356
                             2005        $11.322      $12.656        5,459
                             2006        $12.656      $14.558        6,829
                             2007        $14.558      $15.133        3,984
                             2008        $15.133      $ 8.849        5,618
                             2009        $ 8.849      $12.084        3,953
                             2010        $12.084      $13.702        1,711
                             2011        $13.702      $12.284        1,539
                             2012        $12.284      $14.560        1,301

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.256         5,298
                             2005        $11.256      $12.103        19,667
                             2006        $12.103      $13.600        32,628
                             2007        $13.600      $13.141        16,955
                             2008        $13.141      $ 7.984        18,988
                             2009        $ 7.984      $10.710        16,341
                             2010        $10.710      $12.916        13,708
                             2011        $12.916      $12.356        13,567
                             2012        $12.356      $14.248        13,354
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.671           417
                             2006        $11.671      $11.747         5,019
                             2007        $11.747      $12.206         2,120
                             2008        $12.206      $ 6.075            87
                             2009        $ 6.075      $ 7.874            86
                             2010        $ 7.874      $ 9.812            85
                             2011        $ 9.812      $ 9.697            85
                             2012        $ 9.697      $11.039            84
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.319             0
                             2005        $10.319      $10.634         5,310
                             2006        $10.634      $10.650        10,289
                             2007        $10.650      $10.816         5,960
                             2008        $10.816      $10.347         9,844
                             2009        $10.347      $11.725         8,141
                             2010        $11.725      $12.467         9,292
                             2011        $12.467      $13.045         8,992
                             2012        $13.045      $14.170         8,864
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.899         1,642
                             2005        $ 9.899      $ 9.970        18,027
                             2006        $ 9.970      $10.222         5,651
                             2007        $10.222      $10.506         2,581
                             2008        $10.506      $10.528        22,117
                             2009        $10.528      $10.329        10,198
                             2010        $10.329      $10.127         9,982
                             2011        $10.127      $ 9.931         3,992
                             2012        $ 9.931      $ 9.738         3,813

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.533        14,939
                             2005        $10.533      $10.538        23,913
                             2006        $10.538      $10.401        26,542
                             2007        $10.401      $11.280         9,115
                             2008        $11.280      $10.276        11,204
                             2009        $10.276      $11.923         8,997
                             2010        $11.923      $12.633         7,079
                             2011        $12.633      $13.826         6,656
                             2012        $13.826      $14.735         6,329
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.221         2,544
                             2005        $10.221      $10.262         9,506
                             2006        $10.262      $10.445        31,675
                             2007        $10.445      $11.132        16,486
                             2008        $11.132      $11.435        42,191
                             2009        $11.435      $12.784        35,628
                             2010        $12.784      $13.545        31,262
                             2011        $13.545      $13.754        29,001
                             2012        $13.754      $14.771        20,020
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.757             0
                             2005        $10.757      $10.831             0
                             2006        $10.831      $11.762             0
                             2007        $11.762      $11.014             0
                             2008        $11.014      $ 7.428         1,863
                             2009        $ 7.428      $ 7.152             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.162         6,146
                             2005        $11.162      $10.444         5,963
                             2006        $10.444      $11.399         4,133
                             2007        $11.399      $11.876           662
                             2008        $11.876      $10.728             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.427           812
                             2005        $10.427      $10.795         7,799
                             2006        $10.795      $11.567        11,606
                             2007        $11.567      $12.750         8,278
                             2008        $12.750      $ 7.165        18,276
                             2009        $ 7.165      $ 9.957        12,885
                             2010        $ 9.957      $11.319        10,891
                             2011        $11.319      $11.244         9,568
                             2012        $11.244      $12.992         8,218
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.039         4,165
                             2005        $11.039      $11.219        36,088
                             2006        $11.219      $13.046        47,715
                             2007        $13.046      $13.171        30,708
                             2008        $13.171      $ 8.226        15,396
                             2009        $ 8.226      $10.097        12,397
                             2010        $10.097      $11.354        11,094
                             2011        $11.354      $11.014        10,547
                             2012        $11.014      $12.620         9,524

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.321             0
                             2005        $10.321      $11.681         1,716
                             2006        $11.681      $11.884         1,978
                             2007        $11.884      $14.168         1,066
                             2008        $14.168      $ 7.033           639
                             2009        $ 7.033      $11.382            91
                             2010        $11.382      $13.676             0
                             2011        $13.676      $12.996             0
                             2012        $12.996      $14.525             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.776         8,624
                             2005        $12.776      $14.618        19,150
                             2006        $14.618      $19.724        46,931
                             2007        $19.724      $15.989        21,887
                             2008        $15.989      $ 9.705        28,148
                             2009        $ 9.705      $12.221        27,005
                             2010        $12.221      $15.514        21,492
                             2011        $15.514      $16.065        20,907
                             2012        $16.065      $18.202        10,394
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.033           840
                             2005        $12.033      $15.567         5,085
                             2006        $15.567      $21.281         4,699
                             2007        $21.281      $28.698         2,539
                             2008        $28.698      $ 9.905         1,306
                             2009        $ 9.905      $20.693         1,015
                             2010        $20.693      $25.722           786
                             2011        $25.722      $18.720           707
                             2012        $18.720      $23.813           683
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.380             0
                             2005        $12.380      $18.403         5,352
                             2006        $18.403      $22.454         9,502
                             2007        $22.454      $31.982         5,004
                             2008        $31.982      $16.885         1,656
                             2009        $16.885      $26.067         1,045
                             2010        $26.067      $33.015           695
                             2011        $33.015      $27.033           673
                             2012        $27.033      $27.388           588

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.858             0
                             2005        $ 9.858      $ 9.681           419
                             2006        $ 9.681      $10.309           329
                             2007        $10.309      $10.511            90
                             2008        $10.511      $ 8.952           551
                             2009        $ 8.952      $ 9.989           624
                             2010        $ 9.989      $10.277           705
                             2011        $10.277      $ 9.843           778
                             2012        $ 9.843      $ 9.774           598
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.806         8,397
                             2005        $10.806      $10.966        14,725
                             2006        $10.966      $11.859        29,666
                             2007        $11.859      $11.582        13,040
                             2008        $11.582      $ 7.845        12,802
                             2009        $ 7.845      $11.905         7,831
                             2010        $11.905      $13.381         5,059
                             2011        $13.381      $13.281         4,409
                             2012        $13.281      $15.367         3,988



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

           WITH EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.95



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.153            0
                             2005        $10.153      $11.353            0
                             2006        $11.353      $13.230            0
                             2007        $13.230      $17.259            0
                             2008        $17.259      $ 9.253        4,939
                             2009        $ 9.253      $13.657        2,028
                             2010        $13.657      $15.200        1,468
                             2011        $15.200      $14.796        1,417
                             2012        $14.796      $17.084        2,056
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.037            0
                             2005        $10.037      $10.984            0
                             2006        $10.984      $11.287            0
                             2007        $11.287      $13.225            0
                             2008        $13.225      $ 6.957        3,946
                             2009        $ 6.957      $10.034          874
                             2010        $10.034      $11.096          665
                             2011        $11.096      $10.786          638
                             2012        $10.786      $11.556          637
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.559          703
                             2005        $10.559      $11.330        1,039
                             2006        $11.330      $12.196          687
                             2007        $12.196      $15.680          685
                             2008        $15.680      $ 6.378        7,069
                             2009        $ 6.378      $ 9.452        7,168
                             2010        $ 9.452      $11.007        5,739
                             2011        $11.007      $ 9.856        4,139
                             2012        $ 9.856      $11.168        2,232

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.151         1,503
                             2005        $10.151      $10.319         1,104
                             2006        $10.319      $10.829           819
                             2007        $10.829      $12.216           703
                             2008        $12.216      $ 8.506        10,597
                             2009        $ 8.506      $10.728         7,371
                             2010        $10.728      $11.976         7,273
                             2011        $11.976      $11.401         7,364
                             2012        $11.401      $12.533         6,400
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.316         3,034
                             2005        $11.316      $12.930         2,646
                             2006        $12.930      $14.113         2,345
                             2007        $14.113      $16.214         3,577
                             2008        $16.214      $ 9.101        28,684
                             2009        $ 9.101      $12.077        21,642
                             2010        $12.077      $13.832        17,751
                             2011        $13.832      $13.171        14,157
                             2012        $13.171      $14.983         6,476
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.770         3,148
                             2005        $10.770      $11.138         2,747
                             2006        $11.138      $13.084         2,436
                             2007        $13.084      $12.978           732
                             2008        $12.978      $ 7.269        14,731
                             2009        $ 7.269      $ 9.248        12,029
                             2010        $ 9.248      $10.410         9,669
                             2011        $10.410      $10.264         9,681
                             2012        $10.264      $11.767         8,786
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.745           692
                             2005        $ 9.745      $10.071           692
                             2006        $10.071      $10.514           665
                             2007        $10.514      $13.043           602
                             2008        $13.043      $ 6.731        16,962
                             2009        $ 6.731      $ 8.437        14,390
                             2010        $ 8.437      $10.236        12,852
                             2011        $10.236      $10.023        11,841
                             2012        $10.023      $11.231         4,964

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.599         2,333
                             2005        $10.599      $10.855         1,960
                             2006        $10.855      $12.275         1,674
                             2007        $12.275      $12.645         1,557
                             2008        $12.645      $ 7.783        23,795
                             2009        $ 7.783      $ 9.629        21,289
                             2010        $ 9.629      $10.821        19,513
                             2011        $10.821      $10.788        16,944
                             2012        $10.788      $12.218        13,671
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.149         3,152
                             2005        $10.149      $10.130         2,755
                             2006        $10.130      $10.334         2,446
                             2007        $10.334      $10.534         2,274
                             2008        $10.534      $ 9.961        18,708
                             2009        $ 9.961      $11.266        15,260
                             2010        $11.266      $11.868        13,587
                             2011        $11.868      $12.443        12,365
                             2012        $12.443      $12.871         8,174
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.901         3,148
                             2005        $ 9.901      $ 9.968         2,760
                             2006        $ 9.968      $10.215         2,458
                             2007        $10.215      $10.501         2,287
                             2008        $10.501      $10.570        20,703
                             2009        $10.570      $10.403        22,027
                             2010        $10.403      $10.197        20,364
                             2011        $10.197      $ 9.989        27,521
                             2012        $ 9.989      $ 9.785        40,094
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.861           199
                             2005        $10.861      $12.637           169
                             2006        $12.637      $14.579           169
                             2007        $14.579      $16.713           169
                             2008        $16.713      $ 9.174        11,572
                             2009        $ 9.174      $11.341        10,646
                             2010        $11.341      $12.534        10,245
                             2011        $12.534      $10.149        10,325
                             2012        $10.149      $11.966         9,298
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.530             0
                             2005        $10.530      $11.730             0
                             2006        $11.730      $12.798             0
                             2007        $12.798      $15.385             0
                             2008        $15.385      $ 8.931         1,114
                             2009        $ 8.931      $11.135         1,695
                             2010        $11.135      $12.130         1,279
                             2011        $12.130      $11.102         1,380
                             2012        $11.102      $11.355         1,699

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.236         2,411
                             2005        $10.236      $10.887         2,032
                             2006        $10.887      $11.311         1,740
                             2007        $11.311      $12.377             0
                             2008        $12.377      $ 6.956           778
                             2009        $ 6.956      $ 8.224           764
                             2010        $ 8.224      $ 9.281           526
                             2011        $ 9.281      $ 8.353           534
                             2012        $ 8.353      $ 9.570             0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.748             0
                             2007        $10.748      $11.356             0
                             2008        $11.356      $ 7.750           699
                             2009        $ 7.750      $ 9.716           575
                             2010        $ 9.716      $10.397           574
                             2011        $10.397      $10.154           574
                             2012        $10.154      $11.300           419
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.546         5,139
                             2012        $11.546      $11.560         2,171
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.918           633
                             2005        $10.918      $11.472           633
                             2006        $11.472      $12.471           608
                             2007        $12.471      $13.348           552
                             2008        $13.348      $ 9.325        16,857
                             2009        $ 9.325      $11.860        15,391
                             2010        $11.860      $13.218        14,593
                             2011        $13.218      $12.105        15,355
                             2012        $12.105      $13.116         9,134
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.183           532
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.122           537
                             2005        $10.122      $10.239           557
                             2006        $10.239      $10.342           557
                             2007        $10.342      $10.839           557
                             2008        $10.839      $10.778         5,873
                             2009        $10.778      $10.648         9,644
                             2010        $10.648      $10.939         7,000
                             2011        $10.939      $10.980             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.011           122
                             2005        $11.011      $11.835           104
                             2006        $11.835      $13.445            79
                             2007        $13.445      $13.500            22
                             2008        $13.500      $ 8.964        17,848
                             2009        $ 8.964      $10.897        15,212
                             2010        $10.897      $11.975        13,218
                             2011        $11.975      $11.464        11,010
                             2012        $11.464      $12.840         7,532
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.040             0
                             2005        $11.040      $12.016             0
                             2006        $12.016      $12.350             0
                             2007        $12.350      $14.224             0
                             2008        $14.224      $ 7.407         1,437
                             2009        $ 7.407      $11.345           874
                             2010        $11.345      $14.144           883
                             2011        $14.144      $12.557            97
                             2012        $12.557      $13.729           107
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.676             0
                             2005        $10.676      $11.025             0
                             2006        $11.025      $12.197             0
                             2007        $12.197      $12.109             0
                             2008        $12.109      $ 5.704        12,250
                             2009        $ 5.704      $ 8.255         6,812
                             2010        $ 8.255      $ 8.647         4,371
                             2011        $ 8.647      $ 8.182         4,481
                             2012        $ 8.182      $ 9.429         5,496
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.830         1,406
                             2009        $ 6.830      $11.981         1,360
                             2010        $11.981      $14.671         1,240
                             2011        $14.671      $ 9.724         1,064
                             2012        $ 9.724      $10.779         1,038
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.230             0
                             2005        $11.230      $12.101             0
                             2006        $12.101      $13.639             0
                             2007        $13.639      $14.316             0
                             2008        $14.316      $10.110        13,049
                             2009        $10.110      $13.163         9,890
                             2010        $13.163      $14.874         9,661
                             2011        $14.874      $14.136         8,312
                             2012        $14.136      $15.339         3,084

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.921             0
                             2006        $10.921      $13.038           659
                             2007        $13.038      $11.989             0
                             2008        $11.989      $ 7.525         4,642
                             2009        $ 7.525      $ 7.115             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.556             0
                             2005        $10.556      $11.133            19
                             2006        $11.133      $12.041            19
                             2007        $12.041      $13.006            19
                             2008        $13.006      $10.693         3,192
                             2009        $10.693      $13.154         6,741
                             2010        $13.154      $13.930         7,821
                             2011        $13.930      $13.830         4,084
                             2012        $13.830      $15.358         3,986
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.244             0
                             2005        $11.244      $11.701             0
                             2006        $11.701      $13.532             0
                             2007        $13.532      $15.672             0
                             2008        $15.672      $14.715             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.417             0
                             2005        $11.417      $12.587             0
                             2006        $12.587      $13.454             0
                             2007        $13.454      $18.004             0
                             2008        $18.004      $ 9.821        13,194
                             2009        $ 9.821      $14.046         8,055
                             2010        $14.046      $14.649         5,350
                             2011        $14.649      $13.354         2,516
                             2012        $13.354      $16.200         3,133
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.266             0
                             2005        $11.266      $12.240             0
                             2006        $12.240      $13.281             0
                             2007        $13.281      $13.804             0
                             2008        $13.804      $ 8.621        12,292
                             2009        $ 8.621      $10.349        10,291

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.463             0
                             2008        $ 9.463      $ 5.878           448
                             2009        $ 5.878      $ 7.448         3,641
                             2010        $ 7.448      $ 8.507         1,483
                             2011        $ 8.507      $ 7.817         1,312
                             2012        $ 7.817      $ 8.803         1,311
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.702             0
                             2008        $ 9.702      $ 6.117         7,386
                             2009        $ 6.117      $ 7.460         7,097
                             2010        $ 7.460      $ 7.999        14,533
                             2011        $ 7.999      $ 8.223        13,756
                             2012        $ 8.223      $ 9.384           703
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.258             0
                             2005        $10.258      $10.422             0
                             2006        $10.422      $12.033             0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.354             0
                             2005        $10.354      $10.745             0
                             2006        $10.745      $12.393             0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.583         1,621
                             2005        $10.583      $10.579         1,603
                             2006        $10.579      $11.398         1,579
                             2007        $11.398      $11.335         1,523
                             2008        $11.335      $ 7.921        11,168
                             2009        $ 7.921      $11.267         9,015
                             2010        $11.267      $12.625         7,838
                             2011        $12.625      $12.843         7,024
                             2012        $12.843      $14.395         4,988
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.404             0
                             2005        $10.404      $10.622             0
                             2006        $10.622      $11.165             0
                             2007        $11.165      $12.140             0
                             2008        $12.140      $ 7.493         4,412
                             2009        $ 7.493      $10.209         2,701
                             2010        $10.209      $11.216         2,642
                             2011        $11.216      $11.027         2,727
                             2012        $11.027      $12.602         1,793

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.740             0
                             2005        $10.740      $11.259             0
                             2006        $11.259      $12.429             0
                             2007        $12.429      $13.394             0
                             2008        $13.394      $ 8.757         5,233
                             2009        $ 8.757      $10.855         4,087
                             2010        $10.855      $11.789         3,740
                             2011        $11.789      $11.269         3,834
                             2012        $11.269      $13.116         3,695
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.880             0
                             2005        $ 9.880      $10.165             0
                             2006        $10.165      $11.245             0
                             2007        $11.245      $11.261             0
                             2008        $11.261      $ 6.671         6,557
                             2009        $ 6.671      $10.645         5,377
                             2010        $10.645      $14.175         4,770
                             2011        $14.175      $12.428         4,558
                             2012        $12.428      $14.716         3,674
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.714           190
                             2005        $10.714      $10.767           161
                             2006        $10.767      $11.773           161
                             2007        $11.773      $11.984           161
                             2008        $11.984      $ 9.118        18,184
                             2009        $ 9.118      $10.514        16,873
                             2010        $10.514      $11.291        13,631
                             2011        $11.291      $11.235        13,093
                             2012        $11.235      $12.208        12,684
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.103             0
                             2005        $11.103      $11.579             0
                             2006        $11.579      $13.668             0
                             2007        $13.668      $14.403             0
                             2008        $14.403      $ 9.488         4,064
                             2009        $ 9.488      $11.380         2,246
                             2010        $11.380      $12.397         2,145
                             2011        $12.397      $12.087         2,041
                             2012        $12.087      $13.719         1,937
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.317             0
                             2005        $11.317      $12.644             0
                             2006        $12.644      $14.536             0
                             2007        $14.536      $15.102             0
                             2008        $15.102      $ 8.826        20,906
                             2009        $ 8.826      $12.048        17,303
                             2010        $12.048      $13.654        14,202
                             2011        $13.654      $12.234        11,596
                             2012        $12.234      $14.493         6,873

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.250         1,855
                             2005        $11.250      $12.091         1,806
                             2006        $12.091      $13.580         1,780
                             2007        $13.580      $13.115           191
                             2008        $13.115      $ 7.964        18,816
                             2009        $ 7.964      $10.678        15,659
                             2010        $10.678      $12.870        13,843
                             2011        $12.870      $12.307        11,660
                             2012        $12.307      $14.184         5,710
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.667             0
                             2006        $11.667      $11.737             0
                             2007        $11.737      $12.189             0
                             2008        $12.189      $ 6.063             0
                             2009        $ 6.063      $ 7.855             0
                             2010        $ 7.855      $ 9.784         1,447
                             2011        $ 9.784      $ 9.664         1,352
                             2012        $ 9.664      $10.996           334
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.315             0
                             2005        $10.315      $10.624             0
                             2006        $10.624      $10.635             0
                             2007        $10.635      $10.794             0
                             2008        $10.794      $10.321        11,021
                             2009        $10.321      $11.690         6,222
                             2010        $11.690      $12.423         4,591
                             2011        $12.423      $12.992         3,728
                             2012        $12.992      $14.106         2,370
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.895             0
                             2005        $ 9.895      $ 9.960             0
                             2006        $ 9.960      $10.207             0
                             2007        $10.207      $10.485             0
                             2008        $10.485      $10.501        25,951
                             2009        $10.501      $10.298        21,518
                             2010        $10.298      $10.092        20,683
                             2011        $10.092      $ 9.891        15,450
                             2012        $ 9.891      $ 9.694        11,457

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.528             0
                             2005        $10.528      $10.528             0
                             2006        $10.528      $10.385             0
                             2007        $10.385      $11.258             0
                             2008        $11.258      $10.251       121,212
                             2009        $10.251      $11.887       109,743
                             2010        $11.887      $12.588        97,258
                             2011        $12.588      $13.770        77,395
                             2012        $13.770      $14.668        66,979
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.216             0
                             2005        $10.216      $10.252             0
                             2006        $10.252      $10.429             0
                             2007        $10.429      $11.110             0
                             2008        $11.110      $11.407        69,955
                             2009        $11.407      $12.745        64,059
                             2010        $12.745      $13.497        59,081
                             2011        $13.497      $13.699        51,186
                             2012        $13.699      $14.704        36,817
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.754             0
                             2005        $10.754      $10.822             0
                             2006        $10.822      $11.746             0
                             2007        $11.746      $10.993             0
                             2008        $10.993      $ 7.410         2,774
                             2009        $ 7.410      $ 7.133             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.156             0
                             2005        $11.156      $10.433             0
                             2006        $10.433      $11.382             0
                             2007        $11.382      $11.853             0
                             2008        $11.853      $10.706             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.422           197
                             2005        $10.422      $10.785           167
                             2006        $10.785      $11.550           167
                             2007        $11.550      $12.725           167
                             2008        $12.725      $ 7.148        19,376
                             2009        $ 7.148      $ 9.927        13,870
                             2010        $ 9.927      $11.279        12,522
                             2011        $11.279      $11.199        12,448
                             2012        $11.199      $12.933         8,282
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.034             0
                             2005        $11.034      $11.208             0
                             2006        $11.208      $13.026             0
                             2007        $13.026      $13.145             0
                             2008        $13.145      $ 8.206        36,500
                             2009        $ 8.206      $10.067        27,840
                             2010        $10.067      $11.314        23,674
                             2011        $11.314      $10.970        19,401
                             2012        $10.970      $12.563        12,275

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.316             0
                             2005        $10.316      $11.669             0
                             2006        $11.669      $11.866             0
                             2007        $11.866      $14.140             0
                             2008        $14.140      $ 7.015         2,023
                             2009        $ 7.015      $11.347         2,446
                             2010        $11.347      $13.628         2,214
                             2011        $13.628      $12.944         2,197
                             2012        $12.944      $14.459         1,483
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.770         3,041
                             2005        $12.770      $14.604         2,613
                             2006        $14.604      $19.695         2,755
                             2007        $19.695      $15.957           720
                             2008        $15.957      $ 9.681        24,317
                             2009        $ 9.681      $12.184        20,226
                             2010        $12.184      $15.459        17,238
                             2011        $15.459      $16.000        14,273
                             2012        $16.000      $18.120         9,838
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.027           822
                             2005        $12.027      $15.552           427
                             2006        $15.552      $21.250           124
                             2007        $21.250      $28.641             0
                             2008        $28.641      $ 9.880         4,980
                             2009        $ 9.880      $20.630         2,624
                             2010        $20.630      $25.632         1,575
                             2011        $25.632      $18.645         1,059
                             2012        $18.645      $23.705         1,485
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.375             0
                             2005        $12.375      $18.385             0
                             2006        $18.385      $22.421             0
                             2007        $22.421      $31.918             0
                             2008        $31.918      $16.843        10,186
                             2009        $16.843      $25.989         9,994
                             2010        $25.989      $32.899         9,244
                             2011        $32.899      $26.924         8,702
                             2012        $26.924      $27.264         6,869

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.853         1,559
                             2005        $ 9.853      $ 9.672         1,559
                             2006        $ 9.672      $10.294             0
                             2007        $10.294      $10.490             0
                             2008        $10.490      $ 8.929         1,438
                             2009        $ 8.929      $ 9.959           661
                             2010        $ 9.959      $10.240           542
                             2011        $10.240      $ 9.803         1,787
                             2012        $ 9.803      $ 9.730           818
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.801         1,315
                             2005        $10.801      $10.955           960
                             2006        $10.955      $11.841           673
                             2007        $11.841      $11.559           556
                             2008        $11.559      $ 7.825        16,131
                             2009        $ 7.825      $11.869        12,323
                             2010        $11.869      $13.334         9,916
                             2011        $13.334      $13.228         7,926
                             2012        $13.228      $15.298         2,612



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

     WITH EPB (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.0



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.148          248
                             2005        $10.148      $11.342          255
                             2006        $11.342      $13.210          160
                             2007        $13.210      $17.224          160
                             2008        $17.224      $ 9.229        2,212
                             2009        $ 9.229      $13.616        1,983
                             2010        $13.616      $15.146        4,601
                             2011        $15.146      $14.736        2,012
                             2012        $14.736      $17.007        1,971
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.033          124
                             2005        $10.033      $10.974          124
                             2006        $10.974      $11.270          124
                             2007        $11.270      $13.199          124
                             2008        $13.199      $ 6.939        1,813
                             2009        $ 6.939      $10.003          271
                             2010        $10.003      $11.057          268
                             2011        $11.057      $10.743          265
                             2012        $10.743      $11.503          272
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.554        2,167
                             2005        $10.554      $11.319        2,375
                             2006        $11.319      $12.177          538
                             2007        $12.177      $15.648          519
                             2008        $15.648      $ 6.362        6,222
                             2009        $ 6.362      $ 9.424        3,353
                             2010        $ 9.424      $10.968        3,421
                             2011        $10.968      $ 9.816        3,589
                             2012        $ 9.816      $11.117        2,501

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.146           684
                             2005        $10.146      $10.309         2,292
                             2006        $10.309      $10.813        11,517
                             2007        $10.813      $12.191         1,718
                             2008        $12.191      $ 8.485         5,702
                             2009        $ 8.485      $10.696         5,339
                             2010        $10.696      $11.934         4,968
                             2011        $11.934      $11.355         4,752
                             2012        $11.355      $12.476         4,536
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.311         1,813
                             2005        $11.311      $12.917         2,442
                             2006        $12.917      $14.092         1,477
                             2007        $14.092      $16.182         1,239
                             2008        $16.182      $ 9.079         8,088
                             2009        $ 9.079      $12.040         5,836
                             2010        $12.040      $13.783         5,460
                             2011        $13.783      $13.118         5,899
                             2012        $13.118      $14.915         4,859
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.765         3,217
                             2005        $10.765      $11.127         3,097
                             2006        $11.127      $13.065         3,614
                             2007        $13.065      $12.952         3,192
                             2008        $12.952      $ 7.251         8,265
                             2009        $ 7.251      $ 9.220         8,091
                             2010        $ 9.220      $10.373         2,975
                             2011        $10.373      $10.222         3,658
                             2012        $10.222      $11.714         1,891
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.741           355
                             2005        $ 9.741      $10.062           147
                             2006        $10.062      $10.498           147
                             2007        $10.498      $13.016           147
                             2008        $13.016      $ 6.714         2,303
                             2009        $ 6.714      $ 8.411         2,571
                             2010        $ 8.411      $10.200         2,136
                             2011        $10.200      $ 9.983         2,695
                             2012        $ 9.983      $11.180         2,041

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.594         2,764
                             2005        $10.594      $10.845         3,185
                             2006        $10.845      $12.257         3,797
                             2007        $12.257      $12.620         1,000
                             2008        $12.620      $ 7.764        12,992
                             2009        $ 7.764      $ 9.600         8,947
                             2010        $ 9.600      $10.782         5,824
                             2011        $10.782      $10.745         5,859
                             2012        $10.745      $12.163         5,695
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.145         1,377
                             2005        $10.145      $10.120         1,979
                             2006        $10.120      $10.318         3,566
                             2007        $10.318      $10.513         2,552
                             2008        $10.513      $ 9.936         8,137
                             2009        $ 9.936      $11.232         6,423
                             2010        $11.232      $11.826         5,419
                             2011        $11.826      $12.393         4,604
                             2012        $12.393      $12.812         6,424
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.896             0
                             2005        $ 9.896      $ 9.958        30,383
                             2006        $ 9.958      $10.200        13,269
                             2007        $10.200      $10.480         2,402
                             2008        $10.480      $10.544        32,210
                             2009        $10.544      $10.371        10,057
                             2010        $10.371      $10.161         9,033
                             2011        $10.161      $ 9.949         8,566
                             2012        $ 9.949      $ 9.740         6,620
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.856           285
                             2005        $10.856      $12.625         1,169
                             2006        $12.625      $14.557         2,017
                             2007        $14.557      $16.680         1,679
                             2008        $16.680      $ 9.151         4,791
                             2009        $ 9.151      $11.307         4,373
                             2010        $11.307      $12.490         4,191
                             2011        $12.490      $10.108         4,816
                             2012        $10.108      $11.912         4,431
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.526             0
                             2005        $10.526      $11.718             0
                             2006        $11.718      $12.779           435
                             2007        $12.779      $15.355             0
                             2008        $15.355      $ 8.908             1
                             2009        $ 8.908      $11.102           409
                             2010        $11.102      $12.087           183
                             2011        $12.087      $11.057           483
                             2012        $11.057      $11.304           119

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.232          293
                             2005        $10.232      $10.877          489
                             2006        $10.877      $11.294          418
                             2007        $11.294      $12.353          584
                             2008        $12.353      $ 6.938          142
                             2009        $ 6.938      $ 8.200          142
                             2010        $ 8.200      $ 9.248          142
                             2011        $ 9.248      $ 8.320          142
                             2012        $ 8.320      $ 9.530            0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.745        1,275
                             2007        $10.745      $11.347        1,049
                             2008        $11.347      $ 7.740        4,163
                             2009        $ 7.740      $ 9.698        3,963
                             2010        $ 9.698      $10.372        2,964
                             2011        $10.372      $10.125        2,895
                             2012        $10.125      $11.261        2,774
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.500          772
                             2012        $11.500      $11.507          395
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.913          706
                             2005        $10.913      $11.461        1,535
                             2006        $11.461      $12.453        1,485
                             2007        $12.453      $13.322        1,085
                             2008        $13.322      $ 9.301        5,011
                             2009        $ 9.301      $11.824        3,173
                             2010        $11.824      $13.171        2,724
                             2011        $13.171      $12.057        2,761
                             2012        $12.057      $13.056        2,318
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.142          367
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.117          706
                             2005        $10.117      $10.229          929
                             2006        $10.229      $10.326          929
                             2007        $10.326      $10.818          896
                             2008        $10.818      $10.751        3,095
                             2009        $10.751      $10.616        1,679
                             2010        $10.616      $10.900          967
                             2011        $10.900      $10.940            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $11.006           187
                             2005        $11.006      $11.823         2,147
                             2006        $11.823      $13.425         3,456
                             2007        $13.425      $13.473         3,317
                             2008        $13.473      $ 8.941        10,380
                             2009        $ 8.941      $10.864        10,965
                             2010        $10.864      $11.932         8,005
                             2011        $11.932      $11.418         7,975
                             2012        $11.418      $12.782         6,919
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.035           754
                             2005        $11.035      $12.004           931
                             2006        $12.004      $12.331           859
                             2007        $12.331      $14.196         1,006
                             2008        $14.196      $ 7.388           908
                             2009        $ 7.388      $11.311         1,675
                             2010        $11.311      $14.094         3,034
                             2011        $14.094      $12.507         2,939
                             2012        $12.507      $13.667         2,829
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.671           684
                             2005        $10.671      $11.014         1,767
                             2006        $11.014      $12.179         1,679
                             2007        $12.179      $12.085         1,565
                             2008        $12.085      $ 5.690         5,172
                             2009        $ 5.690      $ 8.230         4,860
                             2010        $ 8.230      $ 8.616         5,990
                             2011        $ 8.616      $ 8.149         5,975
                             2012        $ 8.149      $ 9.386         5,884
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.813         1,692
                             2009        $ 6.813      $11.945         1,598
                             2010        $11.945      $14.620         1,557
                             2011        $14.620      $ 9.684         1,556
                             2012        $ 9.684      $10.730         1,556
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.225           149
                             2005        $11.225      $12.089           978
                             2006        $12.089      $13.619           980
                             2007        $13.619      $14.287           980
                             2008        $14.287      $10.085         7,350
                             2009        $10.085      $13.123         5,424
                             2010        $13.123      $14.822         4,331
                             2011        $14.822      $14.079         4,570
                             2012        $14.079      $15.270         3,154

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.918            0
                             2006        $10.918      $13.027          329
                             2007        $13.027      $11.972          271
                             2008        $11.972      $ 7.511        1,246
                             2009        $ 7.511      $ 7.100            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.551        2,201
                             2005        $10.551      $11.122        5,025
                             2006        $11.122      $12.023        2,920
                             2007        $12.023      $12.980        2,821
                             2008        $12.980      $10.666        7,141
                             2009        $10.666      $13.114        5,509
                             2010        $13.114      $13.881        5,233
                             2011        $13.881      $13.774        4,968
                             2012        $13.774      $15.288        4,189
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.239          149
                             2005        $11.239      $11.690          149
                             2006        $11.690      $13.512          149
                             2007        $13.512      $15.641          149
                             2008        $15.641      $14.684            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.411        1,393
                             2005        $11.411      $12.575        1,623
                             2006        $12.575      $13.434        1,152
                             2007        $13.434      $17.968          840
                             2008        $17.968      $ 9.796          866
                             2009        $ 9.796      $14.003          620
                             2010        $14.003      $14.598          619
                             2011        $14.598      $13.300        1,081
                             2012        $13.300      $16.126          849
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.260        1,336
                             2005        $11.260      $12.228        2,512
                             2006        $12.228      $13.261        2,342
                             2007        $13.261      $13.777        1,791
                             2008        $13.777      $ 8.599          577
                             2009        $ 8.599      $10.317          366

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.459        1,963
                             2008        $ 9.459      $ 5.873          157
                             2009        $ 5.873      $ 7.438          131
                             2010        $ 7.438      $ 8.491          124
                             2011        $ 8.491      $ 7.798           31
                             2012        $ 7.798      $ 8.777            0
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.698          673
                             2008        $ 9.698      $ 6.112           42
                             2009        $ 6.112      $ 7.450           40
                             2010        $ 7.450      $ 7.984           41
                             2011        $ 7.984      $ 8.204           40
                             2012        $ 8.204      $ 9.356           37
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.253          290
                             2005        $10.253      $10.411        1,472
                             2006        $10.411      $12.016        1,401
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.349          428
                             2005        $10.349      $10.734          938
                             2006        $10.734      $12.375          539
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.578        2,069
                             2005        $10.578      $10.569        2,843
                             2006        $10.569      $11.382        2,300
                             2007        $11.382      $11.313        1,561
                             2008        $11.313      $ 7.901        6,496
                             2009        $ 7.901      $11.233        5,026
                             2010        $11.233      $12.580        5,042
                             2011        $12.580      $12.791        4,713
                             2012        $12.791      $14.329        3,878
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.399            0
                             2005        $10.399      $10.611          497
                             2006        $10.611      $11.148        1,599
                             2007        $11.148      $12.116        1,304
                             2008        $12.116      $ 7.475        3,472
                             2009        $ 7.475      $10.179        3,243
                             2010        $10.179      $11.176        2,796
                             2011        $11.176      $10.982        2,786
                             2012        $10.982      $12.545        2,726

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.735             0
                             2005        $10.735      $11.248             0
                             2006        $11.248      $12.411             0
                             2007        $12.411      $13.367             0
                             2008        $13.367      $ 8.735           791
                             2009        $ 8.735      $10.822         1,337
                             2010        $10.822      $11.748         1,213
                             2011        $11.748      $11.224         1,043
                             2012        $11.224      $13.057           902
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.876             0
                             2005        $ 9.876      $10.155           648
                             2006        $10.155      $11.228           648
                             2007        $11.228      $11.239           648
                             2008        $11.239      $ 6.654         1,853
                             2009        $ 6.654      $10.613         2,483
                             2010        $10.613      $14.125         3,909
                             2011        $14.125      $12.378         3,841
                             2012        $12.378      $14.650         3,317
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.709         1,946
                             2005        $10.709      $10.757         5,018
                             2006        $10.757      $11.756         4,464
                             2007        $11.756      $11.960         3,946
                             2008        $11.960      $ 9.095        12,294
                             2009        $ 9.095      $10.483        10,700
                             2010        $10.483      $11.251         7,267
                             2011        $11.251      $11.190         6,824
                             2012        $11.190      $12.152         6,209
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.097           131
                             2005        $11.097      $11.568           611
                             2006        $11.568      $13.648           611
                             2007        $13.648      $14.374           611
                             2008        $14.374      $ 9.464         1,222
                             2009        $ 9.464      $11.346         1,559
                             2010        $11.346      $12.354         1,111
                             2011        $12.354      $12.038         1,032
                             2012        $12.038      $13.657           959
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.312         1,981
                             2005        $11.312      $12.632         3,331
                             2006        $12.632      $14.515         1,350
                             2007        $14.515      $15.072         1,321
                             2008        $15.072      $ 8.804         5,985
                             2009        $ 8.804      $12.012         5,293
                             2010        $12.012      $13.606         6,574
                             2011        $13.606      $12.185         6,427
                             2012        $12.185      $14.428         5,383

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.245         4,071
                             2005        $11.245      $12.079         5,235
                             2006        $12.079      $13.560         1,896
                             2007        $13.560      $13.089         1,454
                             2008        $13.089      $ 7.944         5,504
                             2009        $ 7.944      $10.645         4,884
                             2010        $10.645      $12.825         4,510
                             2011        $12.825      $12.257         4,369
                             2012        $12.257      $14.119         3,783
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.663             0
                             2006        $11.663      $11.727             0
                             2007        $11.727      $12.172             0
                             2008        $12.172      $ 6.052           684
                             2009        $ 6.052      $ 7.836           523
                             2010        $ 7.836      $ 9.756         2,804
                             2011        $ 9.756      $ 9.631         2,573
                             2012        $ 9.631      $10.953         2,360
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.310             0
                             2005        $10.310      $10.614             0
                             2006        $10.614      $10.619         1,711
                             2007        $10.619      $10.772         1,064
                             2008        $10.772      $10.295         1,059
                             2009        $10.295      $11.654         1,204
                             2010        $11.654      $12.379         1,213
                             2011        $12.379      $12.940         1,135
                             2012        $12.940      $14.042         1,141
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.890             0
                             2005        $ 9.890      $ 9.951         2,680
                             2006        $ 9.951      $10.192         2,875
                             2007        $10.192      $10.464         4,107
                             2008        $10.464      $10.475        33,726
                             2009        $10.475      $10.267        27,652
                             2010        $10.267      $10.056        15,987
                             2011        $10.056      $ 9.851        12,817
                             2012        $ 9.851      $ 9.650         6,341

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.523           924
                             2005        $10.523      $10.517         1,841
                             2006        $10.517      $10.370         2,597
                             2007        $10.370      $11.235         2,541
                             2008        $11.235      $10.225         6,340
                             2009        $10.225      $11.852         6,080
                             2010        $11.852      $12.544         9,891
                             2011        $12.544      $13.715         5,329
                             2012        $13.715      $14.602         5,449
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.212         1,553
                             2005        $10.212      $10.242         2,136
                             2006        $10.242      $10.414         5,114
                             2007        $10.414      $11.088         5,071
                             2008        $11.088      $11.378         6,794
                             2009        $11.378      $12.707         6,216
                             2010        $12.707      $13.450         6,982
                             2011        $13.450      $13.643         3,449
                             2012        $13.643      $14.637         4,378
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.750            94
                             2005        $10.750      $10.813         1,548
                             2006        $10.813      $11.730         1,548
                             2007        $11.730      $10.973         1,497
                             2008        $10.973      $ 7.393           997
                             2009        $ 7.393      $ 7.115             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.151             0
                             2005        $11.151      $10.423             0
                             2006        $10.423      $11.365             0
                             2007        $11.365      $11.829             0
                             2008        $11.829      $10.685             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.417         1,182
                             2005        $10.417      $10.774         2,830
                             2006        $10.774      $11.533         4,191
                             2007        $11.533      $12.699         3,370
                             2008        $12.699      $ 7.130         6,422
                             2009        $ 7.130      $ 9.897         5,969
                             2010        $ 9.897      $11.240         3,905
                             2011        $11.240      $11.154         3,643
                             2012        $11.154      $12.874         3,535
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.029         2,763
                             2005        $11.029      $11.197         3,621
                             2006        $11.197      $13.007         2,534
                             2007        $13.007      $13.118         2,398
                             2008        $13.118      $ 8.185        12,005
                             2009        $ 8.185      $10.036        11,529
                             2010        $10.036      $11.274         8,979
                             2011        $11.274      $10.926         8,687
                             2012        $10.926      $12.506         7,853

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.311          509
                             2005        $10.311      $11.658          509
                             2006        $11.658      $11.849          508
                             2007        $11.849      $14.111          508
                             2008        $14.111      $ 6.997        2,412
                             2009        $ 6.997      $11.313        2,172
                             2010        $11.313      $13.580        1,591
                             2011        $13.580      $12.891        1,594
                             2012        $12.891      $14.394        1,208
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.764        4,436
                             2005        $12.764      $14.590        8,945
                             2006        $14.590      $19.666        6,691
                             2007        $19.666      $15.925        5,850
                             2008        $15.925      $ 9.657        3,507
                             2009        $ 9.657      $12.148        2,547
                             2010        $12.148      $15.405        2,238
                             2011        $15.405      $15.936        2,373
                             2012        $15.936      $18.037        1,697
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.022            0
                             2005        $12.022      $15.536          401
                             2006        $15.536      $21.218          401
                             2007        $21.218      $28.584          401
                             2008        $28.584      $ 9.855        1,602
                             2009        $ 9.855      $20.568        1,715
                             2010        $20.568      $25.541        3,485
                             2011        $25.541      $18.570        1,965
                             2012        $18.570      $23.598        1,921
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.369          582
                             2005        $12.369      $18.368          884
                             2006        $18.368      $22.387          552
                             2007        $22.387      $31.855          549
                             2008        $31.855      $16.800        1,461
                             2009        $16.800      $25.911        1,612
                             2010        $25.911      $32.783        2,593
                             2011        $32.783      $26.816        1,214
                             2012        $26.816      $27.140        1,183

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.849        1,523
                             2005        $ 9.849      $ 9.662        2,732
                             2006        $ 9.662      $10.278        2,143
                             2007        $10.278      $10.469        1,735
                             2008        $10.469      $ 8.907          697
                             2009        $ 8.907      $ 9.929            0
                             2010        $ 9.929      $10.204            0
                             2011        $10.204      $ 9.764            0
                             2012        $ 9.764      $ 9.685            0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.796          976
                             2005        $10.796      $10.944        3,533
                             2006        $10.944      $11.824        5,058
                             2007        $11.824      $11.536        4,694
                             2008        $11.536      $ 7.806        5,887
                             2009        $ 7.806      $11.833        3,715
                             2010        $11.833      $13.287        3,300
                             2011        $13.287      $13.174        3,215
                             2012        $13.174      $15.228        2,775



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

           WITH EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.1



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.139           0
                             2005        $10.139      $11.320           0
                             2006        $11.320      $13.171           0
                             2007        $13.171      $17.156           0
                             2008        $17.156      $ 9.183           0
                             2009        $ 9.183      $13.534           0
                             2010        $13.534      $15.040           0
                             2011        $15.040      $14.617           0
                             2012        $14.617      $16.853           0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.023           0
                             2005        $10.023      $10.952           0
                             2006        $10.952      $11.237           0
                             2007        $11.237      $13.146           0
                             2008        $13.146      $ 6.904           0
                             2009        $ 6.904      $ 9.943           0
                             2010        $ 9.943      $10.979           0
                             2011        $10.979      $10.657           0
                             2012        $10.657      $11.399           0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.544           0
                             2005        $10.544      $11.297           0
                             2006        $11.297      $12.141           0
                             2007        $12.141      $15.586           0
                             2008        $15.586      $ 6.330         485
                             2009        $ 6.330      $ 9.367         485
                             2010        $ 9.367      $10.891         484
                             2011        $10.891      $ 9.737         483
                             2012        $ 9.737      $11.016         483

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.137            0
                             2005        $10.137      $10.289            0
                             2006        $10.289      $10.781            0
                             2007        $10.781      $12.143            0
                             2008        $12.143      $ 8.443            0
                             2009        $ 8.443      $10.632            0
                             2010        $10.632      $11.850            0
                             2011        $11.850      $11.263            0
                             2012        $11.263      $12.363            0
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.300            0
                             2005        $11.300      $12.892        1,069
                             2006        $12.892      $14.051        1,064
                             2007        $14.051      $16.117          265
                             2008        $16.117      $ 9.033        1,139
                             2009        $ 9.033      $11.968        1,046
                             2010        $11.968      $13.686          305
                             2011        $13.686      $13.013          304
                             2012        $13.013      $14.780          555
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.755            0
                             2005        $10.755      $11.105          489
                             2006        $11.105      $13.026          487
                             2007        $13.026      $12.900          485
                             2008        $12.900      $ 7.215        2,090
                             2009        $ 7.215      $ 9.165        1,918
                             2010        $ 9.165      $10.300        1,878
                             2011        $10.300      $10.140        1,846
                             2012        $10.140      $11.608        2,062
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.732            0
                             2005        $ 9.732      $10.042            0
                             2006        $10.042      $10.467            0
                             2007        $10.467      $12.965            0
                             2008        $12.965      $ 6.681          260
                             2009        $ 6.681      $ 8.361          260
                             2010        $ 8.361      $10.128          260
                             2011        $10.128      $ 9.903          259
                             2012        $ 9.903      $11.079          259

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.584            0
                             2005        $10.584      $10.824            0
                             2006        $10.824      $12.221          438
                             2007        $12.221      $12.570          252
                             2008        $12.570      $ 7.725          864
                             2009        $ 7.725      $ 9.542          860
                             2010        $ 9.542      $10.707          853
                             2011        $10.707      $10.658          848
                             2012        $10.658      $12.053          824
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.135            0
                             2005        $10.135      $10.101            0
                             2006        $10.101      $10.288          260
                             2007        $10.288      $10.471          151
                             2008        $10.471      $ 9.886          113
                             2009        $ 9.886      $11.164          125
                             2010        $11.164      $11.743          130
                             2011        $11.743      $12.293          121
                             2012        $12.293      $12.696          129
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.887            0
                             2005        $ 9.887      $ 9.939            0
                             2006        $ 9.939      $10.170          526
                             2007        $10.170      $10.438          303
                             2008        $10.438      $10.491        3,361
                             2009        $10.491      $10.309        4,096
                             2010        $10.309      $10.089        2,971
                             2011        $10.089      $ 9.869        2,863
                             2012        $ 9.869      $ 9.652        2,796
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.845            0
                             2005        $10.845      $12.600          539
                             2006        $12.600      $14.514          720
                             2007        $14.514      $16.613          362
                             2008        $16.613      $ 9.105          790
                             2009        $ 9.105      $11.239          745
                             2010        $11.239      $12.402          742
                             2011        $12.402      $10.027          766
                             2012        $10.027      $11.804        1,007
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.516            0
                             2005        $10.516      $11.695            0
                             2006        $11.695      $12.741            0
                             2007        $12.741      $15.293            0
                             2008        $15.293      $ 8.864            0
                             2009        $ 8.864      $11.035            0
                             2010        $11.035      $12.002            0
                             2011        $12.002      $10.968            0
                             2012        $10.968      $11.201            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.222            0
                             2005        $10.222      $10.856            0
                             2006        $10.856      $11.261            0
                             2007        $11.261      $12.303            0
                             2008        $12.303      $ 6.903            0
                             2009        $ 6.903      $ 8.150            0
                             2010        $ 8.150      $ 9.183            0
                             2011        $ 9.183      $ 8.253            0
                             2012        $ 8.253      $ 9.450            0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.737            0
                             2007        $10.737      $11.327            0
                             2008        $11.327      $ 7.719            0
                             2009        $ 7.719      $ 9.661            0
                             2010        $ 9.661      $10.323            0
                             2011        $10.323      $10.066            0
                             2012        $10.066      $11.185            0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.407        2,397
                             2012        $11.407      $11.403        1,552
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.902            0
                             2005        $10.902      $11.438            0
                             2006        $11.438      $12.416            0
                             2007        $12.416      $13.269            0
                             2008        $13.269      $ 9.255            0
                             2009        $ 9.255      $11.753            0
                             2010        $11.753      $13.079            0
                             2011        $13.079      $11.959            0
                             2012        $11.959      $12.938            0
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.059            0
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.108            0
                             2005        $10.108      $10.210            0
                             2006        $10.210      $10.296            0
                             2007        $10.296      $10.775        2,834
                             2008        $10.775      $10.697        2,819
                             2009        $10.697      $10.552        2,419
                             2010        $10.552      $10.824        2,408
                             2011        $10.824      $10.859            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $10.996            0
                             2005        $10.996      $11.800          752
                             2006        $11.800      $13.385        1,148
                             2007        $13.385      $13.419          981
                             2008        $13.419      $ 8.896        2,176
                             2009        $ 8.896      $10.798        2,073
                             2010        $10.798      $11.848        1,249
                             2011        $11.848      $11.326        1,252
                             2012        $11.326      $12.666        1,185
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.025            0
                             2005        $11.025      $11.981            0
                             2006        $11.981      $12.295            0
                             2007        $12.295      $14.139            0
                             2008        $14.139      $ 7.351            0
                             2009        $ 7.351      $11.243            0
                             2010        $11.243      $13.995            0
                             2011        $13.995      $12.406            0
                             2012        $12.406      $13.543            0
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.661            0
                             2005        $10.661      $10.993            0
                             2006        $10.993      $12.143            0
                             2007        $12.143      $12.037            0
                             2008        $12.037      $ 5.661        1,160
                             2009        $ 5.661      $ 8.180          936
                             2010        $ 8.180      $ 8.556          899
                             2011        $ 8.556      $ 8.084          866
                             2012        $ 8.084      $ 9.301          819
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.779          377
                             2009        $ 6.779      $11.873          314
                             2010        $11.873      $14.517          312
                             2011        $14.517      $ 9.606          311
                             2012        $ 9.606      $10.633          310
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.214            0
                             2005        $11.214      $12.065          755
                             2006        $12.065      $13.578          948
                             2007        $13.578      $14.230          485
                             2008        $14.230      $10.035        1,088
                             2009        $10.035      $13.044          938
                             2010        $13.044      $14.718          910
                             2011        $14.718      $13.965          891
                             2012        $13.965      $15.131          872

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.910         412
                             2006        $10.910      $13.004         410
                             2007        $13.004      $11.939         204
                             2008        $11.939      $ 7.482         203
                             2009        $ 7.482      $ 7.071           0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.542           0
                             2005        $10.542      $11.100           0
                             2006        $11.100      $11.987           0
                             2007        $11.987      $12.928           0
                             2008        $12.928      $10.613           0
                             2009        $10.613      $13.035           0
                             2010        $13.035      $13.783           0
                             2011        $13.783      $13.664           0
                             2012        $13.664      $15.150           0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.228           0
                             2005        $11.228      $11.667         765
                             2006        $11.667      $13.472         761
                             2007        $13.472      $15.578         379
                             2008        $15.578      $14.620           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.401           0
                             2005        $11.401      $12.551         714
                             2006        $12.551      $13.394         711
                             2007        $13.394      $17.897         708
                             2008        $17.897      $ 9.747         704
                             2009        $ 9.747      $13.919         586
                             2010        $13.919      $14.495         583
                             2011        $14.495      $13.193         581
                             2012        $13.193      $15.980         578
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.250           0
                             2005        $11.250      $12.204           0
                             2006        $12.204      $13.222           0
                             2007        $13.222      $13.722           0
                             2008        $13.722      $ 8.556         703
                             2009        $ 8.556      $10.255         664
                             2010        $10.255      $10.978           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.453           0
                             2008        $ 9.453      $ 5.863           0
                             2009        $ 5.863      $ 7.418           0
                             2010        $ 7.418      $ 8.459           0
                             2011        $ 8.459      $ 7.761           0
                             2012        $ 7.761      $ 8.726           0
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.691           0
                             2008        $ 9.691      $ 6.102           0
                             2009        $ 6.102      $ 7.429           0
                             2010        $ 7.429      $ 7.954           0
                             2011        $ 7.954      $ 8.164           0
                             2012        $ 8.164      $ 9.302           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.243           0
                             2005        $10.243      $10.391           0
                             2006        $10.391      $11.980           0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.339           0
                             2005        $10.339      $10.713           0
                             2006        $10.713      $12.338           0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.568           0
                             2005        $10.568      $10.548         411
                             2006        $10.548      $11.348         409
                             2007        $11.348      $11.268         407
                             2008        $11.268      $ 7.861         405
                             2009        $ 7.861      $11.165         337
                             2010        $11.165      $12.492         336
                             2011        $12.492      $12.689         334
                             2012        $12.689      $14.200         333
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.389           0
                             2005        $10.389      $10.591           0
                             2006        $10.591      $11.115         481
                             2007        $11.115      $12.067         262
                             2008        $12.067      $ 7.437         409
                             2009        $ 7.437      $10.117         379
                             2010        $10.117      $11.097         378
                             2011        $11.097      $10.894         378
                             2012        $10.894      $12.431         352

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.725           0
                             2005        $10.725      $11.226           0
                             2006        $11.226      $12.374           0
                             2007        $12.374      $13.314           0
                             2008        $13.314      $ 8.691           0
                             2009        $ 8.691      $10.757           0
                             2010        $10.757      $11.665           0
                             2011        $11.665      $11.133           0
                             2012        $11.133      $12.938           0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.867           0
                             2005        $ 9.867      $10.136           0
                             2006        $10.136      $11.195           0
                             2007        $11.195      $11.194           0
                             2008        $11.194      $ 6.621           0
                             2009        $ 6.621      $10.549           0
                             2010        $10.549      $14.026           0
                             2011        $14.026      $12.278           0
                             2012        $12.278      $14.517           0
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.699           0
                             2005        $10.699      $10.736           0
                             2006        $10.736      $11.721           0
                             2007        $11.721      $11.913           0
                             2008        $11.913      $ 9.050         626
                             2009        $ 9.050      $10.420         625
                             2010        $10.420      $11.172         624
                             2011        $11.172      $11.100         624
                             2012        $11.100      $12.042         524
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.087           0
                             2005        $11.087      $11.545           0
                             2006        $11.545      $13.608           0
                             2007        $13.608      $14.317           0
                             2008        $14.317      $ 9.417          97
                             2009        $ 9.417      $11.278          97
                             2010        $11.278      $12.267          96
                             2011        $12.267      $11.942          96
                             2012        $11.942      $13.533          81
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.301           0
                             2005        $11.301      $12.607           0
                             2006        $12.607      $14.472           0
                             2007        $14.472      $15.012           0
                             2008        $15.012      $ 8.760           0
                             2009        $ 8.760      $11.939           0
                             2010        $11.939      $13.510           0
                             2011        $13.510      $12.087           0
                             2012        $12.087      $14.297           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.235            0
                             2005        $11.235      $12.056          228
                             2006        $12.056      $13.520          424
                             2007        $13.520      $13.037          347
                             2008        $13.037      $ 7.904          371
                             2009        $ 7.904      $10.581          446
                             2010        $10.581      $12.735          433
                             2011        $12.735      $12.158          436
                             2012        $12.158      $13.991          429
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.655          466
                             2006        $11.655      $11.707          464
                             2007        $11.707      $12.139          462
                             2008        $12.139      $ 6.029          460
                             2009        $ 6.029      $ 7.799          383
                             2010        $ 7.799      $ 9.699          381
                             2011        $ 9.699      $ 9.566          379
                             2012        $ 9.566      $10.867          378
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.300            0
                             2005        $10.300      $10.593          406
                             2006        $10.593      $10.588          657
                             2007        $10.588      $10.730          550
                             2008        $10.730      $10.243        1,199
                             2009        $10.243      $11.584        1,226
                             2010        $11.584      $12.292          456
                             2011        $12.292      $12.836          447
                             2012        $12.836      $13.915          447
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.881            0
                             2005        $ 9.881      $ 9.931            0
                             2006        $ 9.931      $10.162            0
                             2007        $10.162      $10.422            0
                             2008        $10.422      $10.423          567
                             2009        $10.423      $10.205          674
                             2010        $10.205      $ 9.985        1,363
                             2011        $ 9.985      $ 9.772        1,308
                             2012        $ 9.772      $ 9.562        1,254

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.513            0
                             2005        $10.513      $10.497          653
                             2006        $10.497      $10.339          908
                             2007        $10.339      $11.191          789
                             2008        $11.191      $10.174          753
                             2009        $10.174      $11.780          654
                             2010        $11.780      $12.456          656
                             2011        $12.456      $13.604          640
                             2012        $13.604      $14.469          642
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.202            0
                             2005        $10.202      $10.222            0
                             2006        $10.222      $10.383          258
                             2007        $10.383      $11.044          143
                             2008        $11.044      $11.321        2,301
                             2009        $11.321      $12.630        2,738
                             2010        $12.630      $13.355        2,690
                             2011        $13.355      $13.534        2,597
                             2012        $13.534      $14.505        2,498
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.742            0
                             2005        $10.742      $10.794            0
                             2006        $10.794      $11.698            0
                             2007        $11.698      $10.931            0
                             2008        $10.931      $ 7.357            0
                             2009        $ 7.357      $ 7.079            0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.141            0
                             2005        $11.141      $10.403            0
                             2006        $10.403      $11.332            0
                             2007        $11.332      $11.782            0
                             2008        $11.782      $10.642            0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.408            0
                             2005        $10.408      $10.753            0
                             2006        $10.753      $11.499          465
                             2007        $11.499      $12.649          250
                             2008        $12.649      $ 7.094          423
                             2009        $ 7.094      $ 9.837          385
                             2010        $ 9.837      $11.161          375
                             2011        $11.161      $11.064          372
                             2012        $11.064      $12.758          344

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.019            0
                             2005        $11.019      $11.176            0
                             2006        $11.176      $12.969          412
                             2007        $12.969      $13.066          242
                             2008        $13.066      $ 8.144        1,216
                             2009        $ 8.144      $ 9.976        1,161
                             2010        $ 9.976      $11.195        1,116
                             2011        $11.195      $10.838        1,093
                             2012        $10.838      $12.392        1,026
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.302            0
                             2005        $10.302      $11.635            0
                             2006        $11.635      $11.814            0
                             2007        $11.814      $14.055            0
                             2008        $14.055      $ 6.962            0
                             2009        $ 6.962      $11.245            0
                             2010        $11.245      $13.485            0
                             2011        $13.485      $12.788            0
                             2012        $12.788      $14.263            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.752            0
                             2005        $12.752      $14.562            0
                             2006        $14.562      $19.607            0
                             2007        $19.607      $15.862            0
                             2008        $15.862      $ 9.608        4,379
                             2009        $ 9.608      $12.074        3,840
                             2010        $12.074      $15.296        3,079
                             2011        $15.296      $15.807        2,953
                             2012        $15.807      $17.874        2,832
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.011            0
                             2005        $12.011      $15.506            0
                             2006        $15.506      $21.156            0
                             2007        $21.156      $28.470            0
                             2008        $28.470      $ 9.806            0
                             2009        $ 9.806      $20.444            0
                             2010        $20.444      $25.362            0
                             2011        $25.362      $18.420            0
                             2012        $18.420      $23.384            0
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.357            0
                             2005        $12.357      $18.332            0
                             2006        $18.332      $22.321            0
                             2007        $22.321      $31.728            0
                             2008        $31.728      $16.716            0
                             2009        $16.716      $25.755            0
                             2010        $25.755      $32.553            0
                             2011        $32.553      $26.600            0
                             2012        $26.600      $26.894            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.840            0
                             2005        $ 9.840      $ 9.643            0
                             2006        $ 9.643      $10.248            0
                             2007        $10.248      $10.428            0
                             2008        $10.428      $ 8.863            0
                             2009        $ 8.863      $ 9.869            0
                             2010        $ 9.869      $10.133            0
                             2011        $10.133      $ 9.685            0
                             2012        $ 9.685      $ 9.598            0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.786            0
                             2005        $10.786      $10.923            0
                             2006        $10.923      $11.789          227
                             2007        $11.789      $11.490          138
                             2008        $11.490      $ 7.766        1,668
                             2009        $ 7.766      $11.762        1,384
                             2010        $11.762      $13.194          115
                             2011        $13.194      $13.068          114
                             2012        $13.068      $15.090          109



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.15



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.134             0
                             2005        $10.134      $11.309             0
                             2006        $11.309      $13.152             0
                             2007        $13.152      $17.121             0
                             2008        $17.121      $ 9.160             0
                             2009        $ 9.160      $13.493             0
                             2010        $13.493      $14.987             0
                             2011        $14.987      $14.558             0
                             2012        $14.558      $16.776             0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.019             0
                             2005        $10.019      $10.942             0
                             2006        $10.942      $11.220             0
                             2007        $11.220      $13.120             0
                             2008        $13.120      $ 6.887             0
                             2009        $ 6.887      $ 9.913             0
                             2010        $ 9.913      $10.941             0
                             2011        $10.941      $10.614             0
                             2012        $10.614      $11.347             0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.539             0
                             2005        $10.539      $11.286             0
                             2006        $11.286      $12.123             0
                             2007        $12.123      $15.555             0
                             2008        $15.555      $ 6.314        18,946
                             2009        $ 6.314      $ 9.339        18,946
                             2010        $ 9.339      $10.853             0
                             2011        $10.853      $ 9.697             0
                             2012        $ 9.697      $10.966             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.132            0
                             2005        $10.132      $10.279            0
                             2006        $10.279      $10.765            0
                             2007        $10.765      $12.119            0
                             2008        $12.119      $ 8.421          109
                             2009        $ 8.421      $10.600          109
                             2010        $10.600      $11.808          108
                             2011        $11.808      $11.218          109
                             2012        $11.218      $12.307          113
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.295            0
                             2005        $11.295      $12.880          500
                             2006        $12.880      $14.030          499
                             2007        $14.030      $16.085          498
                             2008        $16.085      $ 9.010        1,763
                             2009        $ 9.010      $11.932        1,704
                             2010        $11.932      $13.638        1,549
                             2011        $13.638      $12.960        1,428
                             2012        $12.960      $14.713        1,134
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.750            0
                             2005        $10.750      $11.095            0
                             2006        $11.095      $13.007            0
                             2007        $13.007      $12.875            0
                             2008        $12.875      $ 7.197        8,417
                             2009        $ 7.197      $ 9.137        8,329
                             2010        $ 9.137      $10.264        7,490
                             2011        $10.264      $10.099        5,648
                             2012        $10.099      $11.555        5,322
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.727            0
                             2005        $ 9.727      $10.032            0
                             2006        $10.032      $10.452            0
                             2007        $10.452      $12.939            0
                             2008        $12.939      $ 6.664            0
                             2009        $ 6.664      $ 8.336            0
                             2010        $ 8.336      $10.092            0
                             2011        $10.092      $ 9.863            0
                             2012        $ 9.863      $11.029            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.579            0
                             2005        $10.579      $10.813          302
                             2006        $10.813      $12.202          215
                             2007        $12.202      $12.544          215
                             2008        $12.544      $ 7.705        1,127
                             2009        $ 7.705      $ 9.513        1,113
                             2010        $ 9.513      $10.669        1,102
                             2011        $10.669      $10.615          136
                             2012        $10.615      $11.998          130
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.130            0
                             2005        $10.130      $10.091          442
                             2006        $10.091      $10.272          366
                             2007        $10.272      $10.450          370
                             2008        $10.450      $ 9.861        2,057
                             2009        $ 9.861      $11.131        2,068
                             2010        $11.131      $11.702        1,842
                             2011        $11.702      $12.244        1,833
                             2012        $12.244      $12.638          246
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.882            0
                             2005        $ 9.882      $ 9.929          897
                             2006        $ 9.929      $10.155          742
                             2007        $10.155      $10.417          744
                             2008        $10.417      $10.465        3,763
                             2009        $10.465      $10.278        4,430
                             2010        $10.278      $10.054        4,467
                             2011        $10.054      $ 9.829        2,972
                             2012        $ 9.829      $ 9.608        3,233
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.840            0
                             2005        $10.840      $12.588            0
                             2006        $12.588      $14.492            0
                             2007        $14.492      $16.580            0
                             2008        $16.580      $ 9.082        1,097
                             2009        $ 9.082      $11.205        1,129
                             2010        $11.205      $12.359        1,004
                             2011        $12.359      $ 9.986        1,039
                             2012        $ 9.986      $11.750          946
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.511            0
                             2005        $10.511      $11.684            0
                             2006        $11.684      $12.722            0
                             2007        $12.722      $15.263            0
                             2008        $15.263      $ 8.841          804
                             2009        $ 8.841      $11.001          799
                             2010        $11.001      $11.959          796
                             2011        $11.959      $10.924            0
                             2012        $10.924      $11.150            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.217            0
                             2005        $10.217      $10.845            0
                             2006        $10.845      $11.244            0
                             2007        $11.244      $12.279            0
                             2008        $12.279      $ 6.886            0
                             2009        $ 6.886      $ 8.126            0
                             2010        $ 8.126      $ 9.151            0
                             2011        $ 9.151      $ 8.219            0
                             2012        $ 8.219      $ 9.410            0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.734            0
                             2007        $10.734      $11.317            0
                             2008        $11.317      $ 7.708            0
                             2009        $ 7.708      $ 9.643            0
                             2010        $ 9.643      $10.298            0
                             2011        $10.298      $10.037            0
                             2012        $10.037      $11.147            0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.361          267
                             2012        $11.361      $11.351          267
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.897            0
                             2005        $10.897      $11.427          175
                             2006        $11.427      $12.398          101
                             2007        $12.398      $13.242          101
                             2008        $13.242      $ 9.231        1,270
                             2009        $ 9.231      $11.718        1,268
                             2010        $11.718      $13.032        1,264
                             2011        $13.032      $11.911          350
                             2012        $11.911      $12.879          357
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 9.018            0
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.103            0
                             2005        $10.103      $10.200          381
                             2006        $10.200      $10.281          221
                             2007        $10.281      $10.753          220
                             2008        $10.753      $10.670          267
                             2009        $10.670      $10.520          267
                             2010        $10.520      $10.786          267
                             2011        $10.786      $10.819            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $10.991            0
                             2005        $10.991      $11.789          107
                             2006        $11.789      $13.365           98
                             2007        $13.365      $13.392          101
                             2008        $13.392      $ 8.874        6,338
                             2009        $ 8.874      $10.766        6,552
                             2010        $10.766      $11.807        5,971
                             2011        $11.807      $11.281        5,332
                             2012        $11.281      $12.608        5,132
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.019            0
                             2005        $11.019      $11.969            0
                             2006        $11.969      $12.277            0
                             2007        $12.277      $14.111            0
                             2008        $14.111      $ 7.333            0
                             2009        $ 7.333      $11.209            0
                             2010        $11.209      $13.945            0
                             2011        $13.945      $12.356            0
                             2012        $12.356      $13.481            0
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.656            0
                             2005        $10.656      $10.982            0
                             2006        $10.982      $12.125            0
                             2007        $12.125      $12.013            0
                             2008        $12.013      $ 5.647        1,098
                             2009        $ 5.647      $ 8.155        1,086
                             2010        $ 8.155      $ 8.526        1,087
                             2011        $ 8.526      $ 8.051           80
                             2012        $ 8.051      $ 9.259           75
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.762            0
                             2009        $ 6.762      $11.837            0
                             2010        $11.837      $14.465            0
                             2011        $14.465      $ 9.568            0
                             2012        $ 9.568      $10.584            0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.209           80
                             2005        $11.209      $12.053          829
                             2006        $12.053      $13.558          756
                             2007        $13.558      $14.202          755
                             2008        $14.202      $10.009          547
                             2009        $10.009      $13.005          521
                             2010        $13.005      $14.666          506
                             2011        $14.666      $13.909          509
                             2012        $13.909      $15.063          259

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.906          0
                             2006        $10.906      $12.993          0
                             2007        $12.993      $11.923          0
                             2008        $11.923      $ 7.468          0
                             2009        $ 7.468      $ 7.057          0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.537          0
                             2005        $10.537      $11.089          0
                             2006        $11.089      $11.970          0
                             2007        $11.970      $12.902          0
                             2008        $12.902      $10.586          0
                             2009        $10.586      $12.996          0
                             2010        $12.996      $13.735          0
                             2011        $13.735      $13.608          0
                             2012        $13.608      $15.081          0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.223          0
                             2005        $11.223      $11.655          0
                             2006        $11.655      $13.452          0
                             2007        $13.452      $15.547          0
                             2008        $15.547      $14.589          0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.395          0
                             2005        $11.395      $12.539          0
                             2006        $12.539      $13.375          0
                             2007        $13.375      $17.861          0
                             2008        $17.861      $ 9.723          0
                             2009        $ 9.723      $13.877          0
                             2010        $13.877      $14.444          0
                             2011        $14.444      $13.139          0
                             2012        $13.139      $15.907          0
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.245          0
                             2005        $11.245      $12.192          0
                             2006        $12.192      $13.202          0
                             2007        $13.202      $13.695          0
                             2008        $13.695      $ 8.535          0
                             2009        $ 8.535      $10.224          0
                             2010        $10.224      $10.943          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.450            0
                             2008        $ 9.450      $ 5.858        2,596
                             2009        $ 5.858      $ 7.407        2,582
                             2010        $ 7.407      $ 8.443        2,570
                             2011        $ 8.443      $ 7.742            0
                             2012        $ 7.742      $ 8.701            0
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.688            0
                             2008        $ 9.688      $ 6.096            0
                             2009        $ 6.096      $ 7.419            0
                             2010        $ 7.419      $ 7.939            0
                             2011        $ 7.939      $ 8.145            0
                             2012        $ 8.145      $ 9.275            0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.238            0
                             2005        $10.238      $10.381            0
                             2006        $10.381      $11.962            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.335            0
                             2005        $10.335      $10.703            0
                             2006        $10.703      $12.320            0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.563            0
                             2005        $10.563      $10.538            0
                             2006        $10.538      $11.331            0
                             2007        $11.331      $11.245            0
                             2008        $11.245      $ 7.842        3,928
                             2009        $ 7.842      $11.132        3,672
                             2010        $11.132      $12.448        3,380
                             2011        $12.448      $12.637        1,952
                             2012        $12.637      $14.135        1,882
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.384            0
                             2005        $10.384      $10.580          120
                             2006        $10.580      $11.098          118
                             2007        $11.098      $12.043          113
                             2008        $12.043      $ 7.419          155
                             2009        $ 7.419      $10.087          132
                             2010        $10.087      $11.058          129
                             2011        $11.058      $10.850          133
                             2012        $10.850      $12.375          126

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.720             0
                             2005        $10.720      $11.215             0
                             2006        $11.215      $12.355             0
                             2007        $12.355      $13.288             0
                             2008        $13.288      $ 8.669           923
                             2009        $ 8.669      $10.725           918
                             2010        $10.725      $11.624           914
                             2011        $11.624      $11.088             0
                             2012        $11.088      $12.879             0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.862             0
                             2005        $ 9.862      $10.126             0
                             2006        $10.126      $11.178             0
                             2007        $11.178      $11.171             0
                             2008        $11.171      $ 6.604         1,098
                             2009        $ 6.604      $10.518         1,092
                             2010        $10.518      $13.976         1,087
                             2011        $13.976      $12.229             0
                             2012        $12.229      $14.451             0
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.694             0
                             2005        $10.694      $10.725             0
                             2006        $10.725      $11.703             0
                             2007        $11.703      $11.889             0
                             2008        $11.889      $ 9.027         2,083
                             2009        $ 9.027      $10.388         2,077
                             2010        $10.388      $11.133         2,061
                             2011        $11.133      $11.055         1,027
                             2012        $11.055      $11.987           763
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.082             0
                             2005        $11.082      $11.534             0
                             2006        $11.534      $13.587             0
                             2007        $13.587      $14.288             0
                             2008        $14.288      $ 9.393           858
                             2009        $ 9.393      $11.244           854
                             2010        $11.244      $12.224           850
                             2011        $12.224      $11.893             0
                             2012        $11.893      $13.472             0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.296            79
                             2005        $11.296      $12.595           671
                             2006        $12.595      $14.450           670
                             2007        $14.450      $14.982           669
                             2008        $14.982      $ 8.738        18,728
                             2009        $ 8.738      $11.903        18,643
                             2010        $11.903      $13.463         1,017
                             2011        $13.463      $12.038           961
                             2012        $12.038      $14.232           885

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.230            0
                             2005        $11.230      $12.044            0
                             2006        $12.044      $13.500            0
                             2007        $13.500      $13.011            0
                             2008        $13.011      $ 7.884        2,247
                             2009        $ 7.884      $10.549        2,138
                             2010        $10.549      $12.690        1,809
                             2011        $12.690      $12.109        1,696
                             2012        $12.109      $13.928          850
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.651            0
                             2006        $11.651      $11.697            0
                             2007        $11.697      $12.123            0
                             2008        $12.123      $ 6.018            0
                             2009        $ 6.018      $ 7.780            0
                             2010        $ 7.780      $ 9.671            0
                             2011        $ 9.671      $ 9.533            0
                             2012        $ 9.533      $10.824            0
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.296            0
                             2005        $10.296      $10.583          359
                             2006        $10.583      $10.572          373
                             2007        $10.572      $10.708          380
                             2008        $10.708      $10.218        4,709
                             2009        $10.218      $11.549        4,792
                             2010        $11.549      $12.249        4,688
                             2011        $12.249      $12.784        3,110
                             2012        $12.784      $13.851          806
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.876            0
                             2005        $ 9.876      $ 9.922            0
                             2006        $ 9.922      $10.147            0
                             2007        $10.147      $10.401            0
                             2008        $10.401      $10.396        3,790
                             2009        $10.396      $10.174        3,856
                             2010        $10.174      $ 9.950        3,891
                             2011        $ 9.950      $ 9.732        1,674
                             2012        $ 9.732      $ 9.519        1,607

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.508            0
                             2005        $10.508      $10.487          241
                             2006        $10.487      $10.324          255
                             2007        $10.324      $11.168          243
                             2008        $11.168      $10.148          918
                             2009        $10.148      $11.745          923
                             2010        $11.745      $12.412          908
                             2011        $12.412      $13.550          872
                             2012        $13.550      $14.404          473
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.197            0
                             2005        $10.197      $10.212          248
                             2006        $10.212      $10.368          254
                             2007        $10.368      $11.022          246
                             2008        $11.022      $11.293        6,237
                             2009        $11.293      $12.592        6,277
                             2010        $12.592      $13.308        5,926
                             2011        $13.308      $13.479        4,412
                             2012        $13.479      $14.439          529
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.739            0
                             2005        $10.739      $10.785            0
                             2006        $10.785      $11.682            0
                             2007        $11.682      $10.911            0
                             2008        $10.911      $ 7.340            0
                             2009        $ 7.340      $ 7.061            0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.136            0
                             2005        $11.136      $10.393            0
                             2006        $10.393      $11.315            0
                             2007        $11.315      $11.758            0
                             2008        $11.758      $10.620            0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.403            0
                             2005        $10.403      $10.743          118
                             2006        $10.743      $11.481          115
                             2007        $11.481      $12.623          107
                             2008        $12.623      $ 7.076        2,407
                             2009        $ 7.076      $ 9.808        2,378
                             2010        $ 9.808      $11.121        2,128
                             2011        $11.121      $11.019        2,111
                             2012        $11.019      $12.700          231

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.014             0
                             2005        $11.014      $11.165           113
                             2006        $11.165      $12.949           102
                             2007        $12.949      $13.040           104
                             2008        $13.040      $ 8.124        18,755
                             2009        $ 8.124      $ 9.946        18,736
                             2010        $ 9.946      $11.156         2,148
                             2011        $11.156      $10.794         1,218
                             2012        $10.794      $12.336           802
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.297             0
                             2005        $10.297      $11.624             0
                             2006        $11.624      $11.796             0
                             2007        $11.796      $14.027             0
                             2008        $14.027      $ 6.945           336
                             2009        $ 6.945      $11.211           331
                             2010        $11.211      $13.437           327
                             2011        $13.437      $12.736           324
                             2012        $12.736      $14.198           327
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.746            70
                             2005        $12.746      $14.547         1,183
                             2006        $14.547      $19.578         1,048
                             2007        $19.578      $15.830         1,047
                             2008        $15.830      $ 9.584        29,447
                             2009        $ 9.584      $12.038        29,312
                             2010        $12.038      $15.242         4,699
                             2011        $15.242      $15.744         3,609
                             2012        $15.744      $17.793         1,615
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.005             0
                             2005        $12.005      $15.491           695
                             2006        $15.491      $21.124           694
                             2007        $21.124      $28.413           693
                             2008        $28.413      $ 9.781           119
                             2009        $ 9.781      $20.382           119
                             2010        $20.382      $25.272           114
                             2011        $25.272      $18.346           109
                             2012        $18.346      $23.277             0
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.352            72
                             2005        $12.352      $18.314           829
                             2006        $18.314      $22.288           828
                             2007        $22.288      $31.665           827
                             2008        $31.665      $16.674           818
                             2009        $16.674      $25.677           789
                             2010        $25.677      $32.438           756
                             2011        $32.438      $26.492           641
                             2012        $26.492      $26.772           950

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.835            0
                             2005        $ 9.835      $ 9.634            0
                             2006        $ 9.634      $10.233            0
                             2007        $10.233      $10.407            0
                             2008        $10.407      $ 8.840        1,179
                             2009        $ 8.840      $ 9.840        1,172
                             2010        $ 9.840      $10.097        1,167
                             2011        $10.097      $ 9.646            0
                             2012        $ 9.646      $ 9.554            0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.781            0
                             2005        $10.781      $10.912          232
                             2006        $10.912      $11.771          223
                             2007        $11.771      $11.467          236
                             2008        $11.467      $ 7.747        1,488
                             2009        $ 7.747      $11.727        1,421
                             2010        $11.727      $13.147        1,283
                             2011        $13.147      $13.016        1,276
                             2012        $13.016      $15.022          207



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH MAV & EPB (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.2



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.130            0
                             2005        $10.130      $11.298            0
                             2006        $11.298      $13.132            0
                             2007        $13.132      $17.087            0
                             2008        $17.087      $ 9.137        5,782
                             2009        $ 9.137      $13.452        3,398
                             2010        $13.452      $14.934        2,444
                             2011        $14.934      $14.500        1,819
                             2012        $14.500      $16.700        1,714
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.014            0
                             2005        $10.014      $10.931            0
                             2006        $10.931      $11.204            0
                             2007        $11.204      $13.093            0
                             2008        $13.093      $ 6.870        2,608
                             2009        $ 6.870      $ 9.883        2,626
                             2010        $ 9.883      $10.902        2,004
                             2011        $10.902      $10.571        1,373
                             2012        $10.571      $11.295        1,052
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.535            0
                             2005        $10.535      $11.275            0
                             2006        $11.275      $12.105            0
                             2007        $12.105      $15.524            0
                             2008        $15.524      $ 6.298        9,160
                             2009        $ 6.298      $ 9.311        6,121
                             2010        $ 9.311      $10.814        4,138
                             2011        $10.814      $ 9.658        1,953
                             2012        $ 9.658      $10.916        1,344

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.127             0
                             2005        $10.127      $10.269             0
                             2006        $10.269      $10.749             0
                             2007        $10.749      $12.094             0
                             2008        $12.094      $ 8.400         4,539
                             2009        $ 8.400      $10.568         4,632
                             2010        $10.568      $11.766         4,311
                             2011        $11.766      $11.173         4,238
                             2012        $11.173      $12.251         4,239
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.290             0
                             2005        $11.290      $12.867            36
                             2006        $12.867      $14.009           979
                             2007        $14.009      $16.053           817
                             2008        $16.053      $ 8.988        22,621
                             2009        $ 8.988      $11.896        22,489
                             2010        $11.896      $13.590        20,065
                             2011        $13.590      $12.908        19,225
                             2012        $12.908      $14.646        18,058
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.745             0
                             2005        $10.745      $11.084             0
                             2006        $11.084      $12.988             0
                             2007        $12.988      $12.849             0
                             2008        $12.849      $ 7.179        14,844
                             2009        $ 7.179      $ 9.109        15,575
                             2010        $ 9.109      $10.228         7,495
                             2011        $10.228      $10.058         6,959
                             2012        $10.058      $11.502         6,110
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.723             0
                             2005        $ 9.723      $10.022             0
                             2006        $10.022      $10.436             0
                             2007        $10.436      $12.913             0
                             2008        $12.913      $ 6.647         1,195
                             2009        $ 6.647      $ 8.310         1,570
                             2010        $ 8.310      $10.057         1,381
                             2011        $10.057      $ 9.823         1,385
                             2012        $ 9.823      $10.979         1,049

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.575             0
                             2005        $10.575      $10.803            35
                             2006        $10.803      $12.184           138
                             2007        $12.184      $12.519           127
                             2008        $12.519      $ 7.686        15,389
                             2009        $ 7.686      $ 9.484        13,481
                             2010        $ 9.484      $10.631        15,804
                             2011        $10.631      $10.572         8,492
                             2012        $10.572      $11.943         6,906
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.126             0
                             2005        $10.126      $10.081            75
                             2006        $10.081      $10.257           302
                             2007        $10.257      $10.429           279
                             2008        $10.429      $ 9.837        20,532
                             2009        $ 9.837      $11.097        20,401
                             2010        $11.097      $11.660        20,040
                             2011        $11.660      $12.194        17,569
                             2012        $12.194      $12.581        17,926
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.878             0
                             2005        $ 9.878      $ 9.919           114
                             2006        $ 9.919      $10.140           455
                             2007        $10.140      $10.396           420
                             2008        $10.396      $10.438        12,847
                             2009        $10.438      $10.247        12,906
                             2010        $10.247      $10.018        10,587
                             2011        $10.018      $ 9.789         6,965
                             2012        $ 9.789      $ 9.565         6,817
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.835             0
                             2005        $10.835      $12.575            51
                             2006        $12.575      $14.471         1,034
                             2007        $14.471      $16.547           834
                             2008        $16.547      $ 9.059        13,304
                             2009        $ 9.059      $11.171        12,594
                             2010        $11.171      $12.315        11,830
                             2011        $12.315      $ 9.946        11,132
                             2012        $ 9.946      $11.697        10,189
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.506             0
                             2005        $10.506      $11.673             0
                             2006        $11.673      $12.703             0
                             2007        $12.703      $15.232           716
                             2008        $15.232      $ 8.819         1,431
                             2009        $ 8.819      $10.968         5,583
                             2010        $10.968      $11.917         5,871
                             2011        $11.917      $10.880         5,879
                             2012        $10.880      $11.100         5,431

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.213            0
                             2005        $10.213      $10.834            0
                             2006        $10.834      $11.227            0
                             2007        $11.227      $12.254            0
                             2008        $12.254      $ 6.869          972
                             2009        $ 6.869      $ 8.101          742
                             2010        $ 8.101      $ 9.119          584
                             2011        $ 9.119      $ 8.186          583
                             2012        $ 8.186      $ 9.371            0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.730            0
                             2007        $10.730      $11.308          909
                             2008        $11.308      $ 7.698        3,059
                             2009        $ 7.698      $ 9.625        3,018
                             2010        $ 9.625      $10.273        2,259
                             2011        $10.273      $10.008        1,670
                             2012        $10.008      $11.109          277
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.315            0
                             2012        $11.315      $11.299            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.892            0
                             2005        $10.892      $11.416            0
                             2006        $11.416      $12.379            0
                             2007        $12.379      $13.216            0
                             2008        $13.216      $ 9.208        4,981
                             2009        $ 9.208      $11.682        5,034
                             2010        $11.682      $12.987        4,283
                             2011        $12.987      $11.863        3,420
                             2012        $11.863      $12.820        3,187
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 8.977          582
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.098            0
                             2005        $10.098      $10.190            0
                             2006        $10.190      $10.265            0
                             2007        $10.265      $10.732            0
                             2008        $10.732      $10.643        1,909
                             2009        $10.643      $10.488          104
                             2010        $10.488      $10.747            0
                             2011        $10.747      $10.779            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $10.986             0
                             2005        $10.986      $11.777            32
                             2006        $11.777      $13.345           126
                             2007        $13.345      $13.366           116
                             2008        $13.366      $ 8.852         7,906
                             2009        $ 8.852      $10.733         8,902
                             2010        $10.733      $11.765         9,770
                             2011        $11.765      $11.235         6,079
                             2012        $11.235      $12.551         5,117
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.014             0
                             2005        $11.014      $11.958             0
                             2006        $11.958      $12.258             0
                             2007        $12.258      $14.083             0
                             2008        $14.083      $ 7.314         1,261
                             2009        $ 7.314      $11.175           805
                             2010        $11.175      $13.896           625
                             2011        $13.896      $12.306             0
                             2012        $12.306      $13.420             0
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.651             0
                             2005        $10.651      $10.972             0
                             2006        $10.972      $12.107             0
                             2007        $12.107      $11.988             0
                             2008        $11.988      $ 5.633         6,071
                             2009        $ 5.633      $ 8.131         4,649
                             2010        $ 8.131      $ 8.496         3,697
                             2011        $ 8.496      $ 8.019           853
                             2012        $ 8.019      $ 9.217           244
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.745         1,022
                             2009        $ 6.745      $11.801         2,171
                             2010        $11.801      $14.414         4,779
                             2011        $14.414      $ 9.529         4,917
                             2012        $ 9.529      $10.536         4,544
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.204             0
                             2005        $11.204      $12.042             0
                             2006        $12.042      $13.538           867
                             2007        $13.538      $14.173             0
                             2008        $14.173      $ 9.984        15,967
                             2009        $ 9.984      $12.966        11,276
                             2010        $12.966      $14.614         9,669
                             2011        $14.614      $13.853         7,918
                             2012        $13.853      $14.994         7,014

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.903             0
                             2006        $10.903      $12.982             0
                             2007        $12.982      $11.907             0
                             2008        $11.907      $ 7.454        10,377
                             2009        $ 7.454      $ 7.042             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.532             0
                             2005        $10.532      $11.079             0
                             2006        $11.079      $11.952             0
                             2007        $11.952      $12.877             0
                             2008        $12.877      $10.560         8,596
                             2009        $10.560      $12.956        11,223
                             2010        $12.956      $13.686         9,973
                             2011        $13.686      $13.554         9,614
                             2012        $13.554      $15.012         8,124
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.218             0
                             2005        $11.218      $11.644             0
                             2006        $11.644      $13.432             0
                             2007        $13.432      $15.516             0
                             2008        $15.516      $14.557             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.390             0
                             2005        $11.390      $12.526             0
                             2006        $12.526      $13.355             0
                             2007        $13.355      $17.825           626
                             2008        $17.825      $ 9.698        14,617
                             2009        $ 9.698      $13.835        12,181
                             2010        $13.835      $14.393        11,048
                             2011        $14.393      $13.086        11,339
                             2012        $13.086      $15.835        10,047
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.239             0
                             2005        $11.239      $12.180             0
                             2006        $12.180      $13.182             0
                             2007        $13.182      $13.667             0
                             2008        $13.667      $ 8.513         9,818
                             2009        $ 8.513      $10.193         6,138
                             2010        $10.193      $10.908             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.446            0
                             2008        $ 9.446      $ 5.853        1,197
                             2009        $ 5.853      $ 7.397          328
                             2010        $ 7.397      $ 8.427          163
                             2011        $ 8.427      $ 7.724          162
                             2012        $ 7.724      $ 8.676           81
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.685            0
                             2008        $ 9.685      $ 6.091        1,880
                             2009        $ 6.091      $ 7.409        1,906
                             2010        $ 7.409      $ 7.924        2,023
                             2011        $ 7.924      $ 8.125          515
                             2012        $ 8.125      $ 9.248            0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.234            0
                             2005        $10.234      $10.371            0
                             2006        $10.371      $11.944            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.330            0
                             2005        $10.330      $10.692            0
                             2006        $10.692      $12.302            0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.558            0
                             2005        $10.558      $10.528            0
                             2006        $10.528      $11.314            0
                             2007        $11.314      $11.223            0
                             2008        $11.223      $ 7.822        3,240
                             2009        $ 7.822      $11.098        3,573
                             2010        $11.098      $12.404        3,642
                             2011        $12.404      $12.586        3,508
                             2012        $12.586      $14.071        3,529
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.379            0
                             2005        $10.379      $10.570            0
                             2006        $10.570      $11.082            0
                             2007        $11.082      $12.019            0
                             2008        $12.019      $ 7.400        3,867
                             2009        $ 7.400      $10.056        3,147
                             2010        $10.056      $11.019        2,537
                             2011        $11.019      $10.806          571
                             2012        $10.806      $12.318          319

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.715            0
                             2005        $10.715      $11.205            0
                             2006        $11.205      $12.337            0
                             2007        $12.337      $13.261            0
                             2008        $13.261      $ 8.647          343
                             2009        $ 8.647      $10.692          397
                             2010        $10.692      $11.583           93
                             2011        $11.583      $11.043            0
                             2012        $11.043      $12.821            0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.857            0
                             2005        $ 9.857      $10.116           23
                             2006        $10.116      $11.162           88
                             2007        $11.162      $11.149           81
                             2008        $11.149      $ 6.588          499
                             2009        $ 6.588      $10.486          209
                             2010        $10.486      $13.927          182
                             2011        $13.927      $12.179          173
                             2012        $12.179      $14.385          174
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.689            0
                             2005        $10.689      $10.715            0
                             2006        $10.715      $11.686            0
                             2007        $11.686      $11.865            0
                             2008        $11.865      $ 9.005        2,180
                             2009        $ 9.005      $10.357        3,779
                             2010        $10.357      $11.093        3,627
                             2011        $11.093      $11.011        3,615
                             2012        $11.011      $11.933        3,361
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.077            0
                             2005        $11.077      $11.523            0
                             2006        $11.523      $13.567            0
                             2007        $13.567      $14.260          720
                             2008        $14.260      $ 9.370          661
                             2009        $ 9.370      $11.210          465
                             2010        $11.210      $12.180            0
                             2011        $12.180      $11.845            0
                             2012        $11.845      $13.410        1,162
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.291            0
                             2005        $11.291      $12.583            0
                             2006        $12.583      $14.429            0
                             2007        $14.429      $14.952            0
                             2008        $14.952      $ 8.716        5,588
                             2009        $ 8.716      $11.867        5,468
                             2010        $11.867      $13.415        4,418
                             2011        $13.415      $11.990        1,750
                             2012        $11.990      $14.167        2,802

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.224             0
                             2005        $11.224      $12.032             0
                             2006        $12.032      $13.480           860
                             2007        $13.480      $12.985             0
                             2008        $12.985      $ 7.864         8,715
                             2009        $ 7.864      $10.517         9,238
                             2010        $10.517      $12.645         9,408
                             2011        $12.645      $12.060         7,321
                             2012        $12.060      $13.864         6,695
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.647             0
                             2006        $11.647      $11.687             0
                             2007        $11.687      $12.106             0
                             2008        $12.106      $ 6.007         7,330
                             2009        $ 6.007      $ 7.762         6,908
                             2010        $ 7.762      $ 9.643         4,060
                             2011        $ 9.643      $ 9.501         3,858
                             2012        $ 9.501      $10.782         3,666
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.291             0
                             2005        $10.291      $10.572            72
                             2006        $10.572      $10.556           289
                             2007        $10.556      $10.687           267
                             2008        $10.687      $10.192         6,546
                             2009        $10.192      $11.514         5,678
                             2010        $11.514      $12.206         4,745
                             2011        $12.206      $12.733         3,645
                             2012        $12.733      $13.788         4,603
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.872             0
                             2005        $ 9.872      $ 9.912         2,282
                             2006        $ 9.912      $10.132             0
                             2007        $10.132      $10.381             0
                             2008        $10.381      $10.370        18,607
                             2009        $10.370      $10.143        22,386
                             2010        $10.143      $ 9.915        25,477
                             2011        $ 9.915      $ 9.693        22,100
                             2012        $ 9.693      $ 9.475        26,643

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.503             0
                             2005        $10.503      $10.476            72
                             2006        $10.476      $10.308           292
                             2007        $10.308      $11.146           269
                             2008        $11.146      $10.123        13,770
                             2009        $10.123      $11.709        15,158
                             2010        $11.709      $12.368        15,080
                             2011        $12.368      $13.495        14,489
                             2012        $13.495      $14.338        13,259
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.193             0
                             2005        $10.193      $10.202            74
                             2006        $10.202      $10.352           299
                             2007        $10.352      $10.999           275
                             2008        $10.999      $11.264        18,123
                             2009        $11.264      $12.554        22,531
                             2010        $12.554      $13.261        28,856
                             2011        $13.261      $13.425        26,162
                             2012        $13.425      $14.373        24,711
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.735             0
                             2005        $10.735      $10.776             0
                             2006        $10.776      $11.666             0
                             2007        $11.666      $10.891             0
                             2008        $10.891      $ 7.322           599
                             2009        $ 7.322      $ 7.043             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.130             0
                             2005        $11.130      $10.383             0
                             2006        $10.383      $11.298             0
                             2007        $11.298      $11.735             0
                             2008        $11.735      $10.599             0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.398             0
                             2005        $10.398      $10.732            36
                             2006        $10.732      $11.464           141
                             2007        $11.464      $12.598           131
                             2008        $12.598      $ 7.058        10,952
                             2009        $ 7.058      $ 9.778         9,310
                             2010        $ 9.778      $11.082         8,054
                             2011        $11.082      $10.975         3,370
                             2012        $10.975      $12.642         2,852

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.009             0
                             2005        $11.009      $11.154            34
                             2006        $11.154      $12.930           132
                             2007        $12.930      $13.014           122
                             2008        $13.014      $ 8.103        17,220
                             2009        $ 8.103      $ 9.916        13,471
                             2010        $ 9.916      $11.116        13,261
                             2011        $11.116      $10.750         9,160
                             2012        $10.750      $12.280         7,798
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.292             0
                             2005        $10.292      $11.613             0
                             2006        $11.613      $11.779             0
                             2007        $11.779      $13.999             0
                             2008        $13.999      $ 6.927             0
                             2009        $ 6.927      $11.177             0
                             2010        $11.177      $13.390             0
                             2011        $13.390      $12.685             0
                             2012        $12.685      $14.134             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.740             0
                             2005        $12.740      $14.533            16
                             2006        $14.533      $19.549           672
                             2007        $19.549      $15.798            54
                             2008        $15.798      $ 9.560         7,669
                             2009        $ 9.560      $12.002        10,495
                             2010        $12.002      $15.188        10,792
                             2011        $15.188      $15.680        10,019
                             2012        $15.680      $17.712         9,048
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $12.000             0
                             2005        $12.000      $15.476             0
                             2006        $15.476      $21.093             0
                             2007        $21.093      $28.356             0
                             2008        $28.356      $ 9.756         2,425
                             2009        $ 9.756      $20.321         2,710
                             2010        $20.321      $25.183         3,228
                             2011        $25.183      $18.272         3,008
                             2012        $18.272      $23.171         2,928
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.346             0
                             2005        $12.346      $18.296             0
                             2006        $18.296      $22.255             0
                             2007        $22.255      $31.601             0
                             2008        $31.601      $16.633           759
                             2009        $16.633      $25.599         1,554
                             2010        $25.599      $32.323         1,369
                             2011        $32.323      $26.385         1,385
                             2012        $26.385      $26.650         1,233

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.830            0
                             2005        $ 9.830      $ 9.625            0
                             2006        $ 9.625      $10.218            0
                             2007        $10.218      $10.386            0
                             2008        $10.386      $ 8.818        2,587
                             2009        $ 8.818      $ 9.810        1,888
                             2010        $ 9.810      $10.061        1,546
                             2011        $10.061      $ 9.607        1,577
                             2012        $ 9.607      $ 9.511        1,712
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.776            0
                             2005        $10.776      $10.902           35
                             2006        $10.902      $11.754          137
                             2007        $11.754      $11.444          126
                             2008        $11.444      $ 7.728        9,826
                             2009        $ 7.728      $11.691        7,132
                             2010        $11.691      $13.101        3,486
                             2011        $13.101      $12.963        2,185
                             2012        $12.963      $14.953        1,707



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH EPB (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.25



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.125          0
                             2005        $10.125      $11.287          0
                             2006        $11.287      $13.113          0
                             2007        $13.113      $17.053          0
                             2008        $17.053      $ 9.114          0
                             2009        $ 9.114      $13.412          0
                             2010        $13.412      $14.881          0
                             2011        $14.881      $14.441          0
                             2012        $14.441      $16.624          0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.009          0
                             2005        $10.009      $10.920          0
                             2006        $10.920      $11.187          0
                             2007        $11.187      $13.067          0
                             2008        $13.067      $ 6.852          0
                             2009        $ 6.852      $ 9.853          0
                             2010        $ 9.853      $10.864          0
                             2011        $10.864      $10.528          0
                             2012        $10.528      $11.244          0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.530          0
                             2005        $10.530      $11.264          0
                             2006        $11.264      $12.087          0
                             2007        $12.087      $15.493          0
                             2008        $15.493      $ 6.282          0
                             2009        $ 6.282      $ 9.282          0
                             2010        $ 9.282      $10.776          0
                             2011        $10.776      $ 9.619          0
                             2012        $ 9.619      $10.867          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.122          0
                             2005        $10.122      $10.259          0
                             2006        $10.259      $10.733          0
                             2007        $10.733      $12.070          0
                             2008        $12.070      $ 8.379          0
                             2009        $ 8.379      $10.536          0
                             2010        $10.536      $11.725          0
                             2011        $11.725      $11.127          0
                             2012        $11.127      $12.195          0
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.284          0
                             2005        $11.284      $12.854          0
                             2006        $12.854      $13.988          0
                             2007        $13.988      $16.021          0
                             2008        $16.021      $ 8.965          0
                             2009        $ 8.965      $11.860          0
                             2010        $11.860      $13.542          0
                             2011        $13.542      $12.856          0
                             2012        $12.856      $14.579          0
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.740          0
                             2005        $10.740      $11.073          0
                             2006        $11.073      $12.968          0
                             2007        $12.968      $12.823          0
                             2008        $12.823      $ 7.161          0
                             2009        $ 7.161      $ 9.082          0
                             2010        $ 9.082      $10.191          0
                             2011        $10.191      $10.018          0
                             2012        $10.018      $11.450          0
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.718          0
                             2005        $ 9.718      $10.013          0
                             2006        $10.013      $10.421          0
                             2007        $10.421      $12.887          0
                             2008        $12.887      $ 6.630          0
                             2009        $ 6.630      $ 8.285          0
                             2010        $ 8.285      $10.021          0
                             2011        $10.021      $ 9.783          0
                             2012        $ 9.783      $10.929          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.570          0
                             2005        $10.570      $10.792          0
                             2006        $10.792      $12.166          0
                             2007        $12.166      $12.494          0
                             2008        $12.494      $ 7.667          0
                             2009        $ 7.667      $ 9.456          0
                             2010        $ 9.456      $10.594          0
                             2011        $10.594      $10.530          0
                             2012        $10.530      $11.889          0
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.121          0
                             2005        $10.121      $10.071          0
                             2006        $10.071      $10.242          0
                             2007        $10.242      $10.408          0
                             2008        $10.408      $ 9.812          0
                             2009        $ 9.812      $11.064          0
                             2010        $11.064      $11.619          0
                             2011        $11.619      $12.145          0
                             2012        $12.145      $12.524          0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.873          0
                             2005        $ 9.873      $ 9.909          0
                             2006        $ 9.909      $10.125          0
                             2007        $10.125      $10.375          0
                             2008        $10.375      $10.412          0
                             2009        $10.412      $10.216          0
                             2010        $10.216      $ 9.983          0
                             2011        $ 9.983      $ 9.750          0
                             2012        $ 9.750      $ 9.521          0
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.830          0
                             2005        $10.830      $12.563          0
                             2006        $12.563      $14.449          0
                             2007        $14.449      $16.514          0
                             2008        $16.514      $ 9.036          0
                             2009        $ 9.036      $11.138          0
                             2010        $11.138      $12.272          0
                             2011        $12.272      $ 9.906          0
                             2012        $ 9.906      $11.643          0
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.501          0
                             2005        $10.501      $11.661          0
                             2006        $11.661      $12.684          0
                             2007        $12.684      $15.202          0
                             2008        $15.202      $ 8.797          0
                             2009        $ 8.797      $10.935          0
                             2010        $10.935      $11.875          0
                             2011        $11.875      $10.836          0
                             2012        $10.836      $11.049          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.208          0
                             2005        $10.208      $10.824          0
                             2006        $10.824      $11.210          0
                             2007        $11.210      $12.230          0
                             2008        $12.230      $ 6.852          0
                             2009        $ 6.852      $ 8.077          0
                             2010        $ 8.077      $ 9.086          0
                             2011        $ 9.086      $ 8.153          0
                             2012        $ 8.153      $ 9.331          0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.726          0
                             2007        $10.726      $11.298          0
                             2008        $11.298      $ 7.687          0
                             2009        $ 7.687      $ 9.607          0
                             2010        $ 9.607      $10.249          0
                             2011        $10.249      $ 9.979          0
                             2012        $ 9.979      $11.071          0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.269          0
                             2012        $11.269      $11.248          0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.887          0
                             2005        $10.887      $11.405          0
                             2006        $11.405      $12.361          0
                             2007        $12.361      $13.189          0
                             2008        $13.189      $ 9.185          0
                             2009        $ 9.185      $11.647          0
                             2010        $11.647      $12.941          0
                             2011        $12.941      $11.815          0
                             2012        $11.815      $12.762          0
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 8.936          0
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.093          0
                             2005        $10.093      $10.180          0
                             2006        $10.180      $10.250          0
                             2007        $10.250      $10.710          0
                             2008        $10.710      $10.617          0
                             2009        $10.617      $10.456          0
                             2010        $10.456      $10.710          0
                             2011        $10.710      $10.739          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $10.981          0
                             2005        $10.981      $11.766          0
                             2006        $11.766      $13.325          0
                             2007        $13.325      $13.339          0
                             2008        $13.339      $ 8.830          0
                             2009        $ 8.830      $10.701          0
                             2010        $10.701      $11.723          0
                             2011        $11.723      $11.190          0
                             2012        $11.190      $12.494          0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.009          0
                             2005        $11.009      $11.946          0
                             2006        $11.946      $12.240          0
                             2007        $12.240      $14.055          0
                             2008        $14.055      $ 7.296          0
                             2009        $ 7.296      $11.141          0
                             2010        $11.141      $13.847          0
                             2011        $13.847      $12.256          0
                             2012        $12.256      $13.359          0
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.646          0
                             2005        $10.646      $10.961          0
                             2006        $10.961      $12.089          0
                             2007        $12.089      $11.965          0
                             2008        $11.965      $ 5.619          0
                             2009        $ 5.619      $ 8.106          0
                             2010        $ 8.106      $ 8.466          0
                             2011        $ 8.466      $ 7.986          0
                             2012        $ 7.986      $ 9.175          0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.728          0
                             2009        $ 6.728      $11.765          0
                             2010        $11.765      $14.364          0
                             2011        $14.364      $ 9.490          0
                             2012        $ 9.490      $10.488          0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.198          0
                             2005        $11.198      $12.030          0
                             2006        $12.030      $13.518          0
                             2007        $13.518      $14.145          0
                             2008        $14.145      $ 9.959          0
                             2009        $ 9.959      $12.927          0
                             2010        $12.927      $14.563          0
                             2011        $14.563      $13.797          0
                             2012        $13.797      $14.926          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.899          0
                             2006        $10.899      $12.971          0
                             2007        $12.971      $11.891          0
                             2008        $11.891      $ 7.440          0
                             2009        $ 7.440      $ 7.028          0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.527          0
                             2005        $10.527      $11.068          0
                             2006        $11.068      $11.934          0
                             2007        $11.934      $12.851          0
                             2008        $12.851      $10.533          0
                             2009        $10.533      $12.917          0
                             2010        $12.917      $13.638          0
                             2011        $13.638      $13.499          0
                             2012        $13.499      $14.944          0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.213          0
                             2005        $11.213      $11.633          0
                             2006        $11.633      $13.412          0
                             2007        $13.412      $15.485          0
                             2008        $15.485      $14.525          0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.385          0
                             2005        $11.385      $12.514          0
                             2006        $12.514      $13.335          0
                             2007        $13.335      $17.790          0
                             2008        $17.790      $ 9.674          0
                             2009        $ 9.674      $13.793          0
                             2010        $13.793      $14.342          0
                             2011        $14.342      $13.034          0
                             2012        $13.034      $15.763          0
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.234          0
                             2005        $11.234      $12.168          0
                             2006        $12.168      $13.163          0
                             2007        $13.163      $13.640          0
                             2008        $13.640      $ 8.492          0
                             2009        $ 8.492      $10.163          0
                             2010        $10.163      $10.874          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.443          0
                             2008        $ 9.443      $ 5.848          0
                             2009        $ 5.848      $ 7.387          0
                             2010        $ 7.387      $ 8.411          0
                             2011        $ 8.411      $ 7.705          0
                             2012        $ 7.705      $ 8.651          0
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.681          0
                             2008        $ 9.681      $ 6.086          0
                             2009        $ 6.086      $ 7.399          0
                             2010        $ 7.399      $ 7.909          0
                             2011        $ 7.909      $ 8.106          0
                             2012        $ 8.106      $ 9.221          0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.229          0
                             2005        $10.229      $10.361          0
                             2006        $10.361      $11.927          0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.325          0
                             2005        $10.325      $10.682          0
                             2006        $10.682      $12.283          0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.554          0
                             2005        $10.554      $10.517          0
                             2006        $10.517      $11.297          0
                             2007        $11.297      $11.200          0
                             2008        $11.200      $ 7.802          0
                             2009        $ 7.802      $11.064          0
                             2010        $11.064      $12.360          0
                             2011        $12.360      $12.536          0
                             2012        $12.536      $14.007          0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.375          0
                             2005        $10.375      $10.560          0
                             2006        $10.560      $11.066          0
                             2007        $11.066      $11.995          0
                             2008        $11.995      $ 7.381          0
                             2009        $ 7.381      $10.026          0
                             2010        $10.026      $10.980          0
                             2011        $10.980      $10.763          0
                             2012        $10.763      $12.262          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.710          0
                             2005        $10.710      $11.194          0
                             2006        $11.194      $12.319          0
                             2007        $12.319      $13.234          0
                             2008        $13.234      $ 8.626          0
                             2009        $ 8.626      $10.660          0
                             2010        $10.660      $11.542          0
                             2011        $11.542      $10.999          0
                             2012        $10.999      $12.762          0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.853          0
                             2005        $ 9.853      $10.106          0
                             2006        $10.106      $11.145          0
                             2007        $11.145      $11.127          0
                             2008        $11.127      $ 6.571          0
                             2009        $ 6.571      $10.454          0
                             2010        $10.454      $13.878          0
                             2011        $13.878      $12.130          0
                             2012        $12.130      $14.319          0
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.684          0
                             2005        $10.684      $10.704          0
                             2006        $10.704      $11.669          0
                             2007        $11.669      $11.841          0
                             2008        $11.841      $ 8.982          0
                             2009        $ 8.982      $10.325          0
                             2010        $10.325      $11.054          0
                             2011        $11.054      $10.966          0
                             2012        $10.966      $11.879          0
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.072          0
                             2005        $11.072      $11.512          0
                             2006        $11.512      $13.547          0
                             2007        $13.547      $14.231          0
                             2008        $14.231      $ 9.346          0
                             2009        $ 9.346      $11.176          0
                             2010        $11.176      $12.137          0
                             2011        $12.137      $11.797          0
                             2012        $11.797      $13.349          0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.285          0
                             2005        $11.285      $12.570          0
                             2006        $12.570      $14.407          0
                             2007        $14.407      $14.923          0
                             2008        $14.923      $ 8.694          0
                             2009        $ 8.694      $11.831          0
                             2010        $11.831      $13.368          0
                             2011        $13.368      $11.941          0
                             2012        $11.941      $14.103          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.219          0
                             2005        $11.219      $12.021          0
                             2006        $12.021      $13.460          0
                             2007        $13.460      $12.959          0
                             2008        $12.959      $ 7.845          0
                             2009        $ 7.845      $10.486          0
                             2010        $10.486      $12.600          0
                             2011        $12.600      $12.012          0
                             2012        $12.012      $13.801          0
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.643          0
                             2006        $11.643      $11.677          0
                             2007        $11.677      $12.090          0
                             2008        $12.090      $ 5.995          0
                             2009        $ 5.995      $ 7.743          0
                             2010        $ 7.743      $ 9.615          0
                             2011        $ 9.615      $ 9.468          0
                             2012        $ 9.468      $10.740          0
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.286          0
                             2005        $10.286      $10.562          0
                             2006        $10.562      $10.540          0
                             2007        $10.540      $10.665          0
                             2008        $10.665      $10.167          0
                             2009        $10.167      $11.480          0
                             2010        $11.480      $12.163          0
                             2011        $12.163      $12.681          0
                             2012        $12.681      $13.726          0
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.867          0
                             2005        $ 9.867      $ 9.902          0
                             2006        $ 9.902      $10.117          0
                             2007        $10.117      $10.360          0
                             2008        $10.360      $10.344          0
                             2009        $10.344      $10.113          0
                             2010        $10.113      $ 9.880          0
                             2011        $ 9.880      $ 9.654          0
                             2012        $ 9.654      $ 9.432          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.498          0
                             2005        $10.498      $10.466          0
                             2006        $10.466      $10.293          0
                             2007        $10.293      $11.124          0
                             2008        $11.124      $10.097          0
                             2009        $10.097      $11.674          0
                             2010        $11.674      $12.324          0
                             2011        $12.324      $13.440          0
                             2012        $13.440      $14.273          0
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.188          0
                             2005        $10.188      $10.192          0
                             2006        $10.192      $10.337          0
                             2007        $10.337      $10.977          0
                             2008        $10.977      $11.236          0
                             2009        $11.236      $12.516          0
                             2010        $12.516      $13.214          0
                             2011        $13.214      $13.370          0
                             2012        $13.370      $14.308          0
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.731          0
                             2005        $10.731      $10.767          0
                             2006        $10.767      $11.650          0
                             2007        $11.650      $10.870          0
                             2008        $10.870      $ 7.305          0
                             2009        $ 7.305      $ 7.025          0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.125          0
                             2005        $11.125      $10.373          0
                             2006        $10.373      $11.281          0
                             2007        $11.281      $11.711          0
                             2008        $11.711      $10.577          0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.393          0
                             2005        $10.393      $10.722          0
                             2006        $10.722      $11.447          0
                             2007        $11.447      $12.573          0
                             2008        $12.573      $ 7.041          0
                             2009        $ 7.041      $ 9.748          0
                             2010        $ 9.748      $11.043          0
                             2011        $11.043      $10.931          0
                             2012        $10.931      $12.584          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $11.004          0
                             2005        $11.004      $11.143          0
                             2006        $11.143      $12.911          0
                             2007        $12.911      $12.988          0
                             2008        $12.988      $ 8.083          0
                             2009        $ 8.083      $ 9.886          0
                             2010        $ 9.886      $11.077          0
                             2011        $11.077      $10.707          0
                             2012        $10.707      $12.224          0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.287          0
                             2005        $10.287      $11.601          0
                             2006        $11.601      $11.761          0
                             2007        $11.761      $13.971          0
                             2008        $13.971      $ 6.910          0
                             2009        $ 6.910      $11.143          0
                             2010        $11.143      $13.342          0
                             2011        $13.342      $12.633          0
                             2012        $12.633      $14.069          0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.734          0
                             2005        $12.734      $14.519          0
                             2006        $14.519      $19.520          0
                             2007        $19.520      $15.767          0
                             2008        $15.767      $ 9.536          0
                             2009        $ 9.536      $11.965          0
                             2010        $11.965      $15.135          0
                             2011        $15.135      $15.617          0
                             2012        $15.617      $17.631          0
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $11.994          0
                             2005        $11.994      $15.461          0
                             2006        $15.461      $21.061          0
                             2007        $21.061      $28.299          0
                             2008        $28.299      $ 9.732          0
                             2009        $ 9.732      $20.260          0
                             2010        $20.260      $25.094          0
                             2011        $25.094      $18.198          0
                             2012        $18.198      $23.066          0
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.340          0
                             2005        $12.340      $18.278          0
                             2006        $18.278      $22.222          0
                             2007        $22.222      $31.538          0
                             2008        $31.538      $16.591          0
                             2009        $16.591      $25.522          0
                             2010        $25.522      $32.209          0
                             2011        $32.209      $26.279          0
                             2012        $26.279      $26.529          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.826          0
                             2005        $ 9.826      $ 9.615          0
                             2006        $ 9.615      $10.202          0
                             2007        $10.202      $10.365          0
                             2008        $10.365      $ 8.796          0
                             2009        $ 8.796      $ 9.780          0
                             2010        $ 9.780      $10.026          0
                             2011        $10.026      $ 9.568          0
                             2012        $ 9.568      $ 9.467          0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.771          0
                             2005        $10.771      $10.891          0
                             2006        $10.891      $11.736          0
                             2007        $11.736      $11.421          0
                             2008        $11.421      $ 7.708          0
                             2009        $ 7.708      $11.656          0
                             2010        $11.656      $13.055          0
                             2011        $13.055      $12.911          0
                             2012        $12.911      $14.885          0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.3



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.120          0
                             2005        $10.120      $11.276          0
                             2006        $11.276      $13.093          0
                             2007        $13.093      $17.019          0
                             2008        $17.019      $ 9.091          0
                             2009        $ 9.091      $13.371          0
                             2010        $13.371      $14.829          0
                             2011        $14.829      $14.383          0
                             2012        $14.383      $16.548          0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.005          0
                             2005        $10.005      $10.910          0
                             2006        $10.910      $11.170          0
                             2007        $11.170      $13.041          0
                             2008        $13.041      $ 6.835          0
                             2009        $ 6.835      $ 9.823          0
                             2010        $ 9.823      $10.825          0
                             2011        $10.825      $10.485          0
                             2012        $10.485      $11.193          0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.525          0
                             2005        $10.525      $11.253          0
                             2006        $11.253      $12.069          0
                             2007        $12.069      $15.462          0
                             2008        $15.462      $ 6.266          0
                             2009        $ 6.266      $ 9.254          0
                             2010        $ 9.254      $10.738          0
                             2011        $10.738      $ 9.580          0
                             2012        $ 9.580      $10.817          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.118          0
                             2005        $10.118      $10.249          0
                             2006        $10.249      $10.717          0
                             2007        $10.717      $12.046          0
                             2008        $12.046      $ 8.358          0
                             2009        $ 8.358      $10.504          0
                             2010        $10.504      $11.683          0
                             2011        $11.683      $11.082          0
                             2012        $11.082      $12.139          0
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.279          0
                             2005        $11.279      $12.842          0
                             2006        $12.842      $13.967          0
                             2007        $13.967      $15.989          0
                             2008        $15.989      $ 8.943          0
                             2009        $ 8.943      $11.824          0
                             2010        $11.824      $13.494          0
                             2011        $13.494      $12.804          0
                             2012        $12.804      $14.513          0
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.735          0
                             2005        $10.735      $11.062          0
                             2006        $11.062      $12.949          0
                             2007        $12.949      $12.798          0
                             2008        $12.798      $ 7.143          0
                             2009        $ 7.143      $ 9.054          0
                             2010        $ 9.054      $10.155          0
                             2011        $10.155      $ 9.977          0
                             2012        $ 9.977      $11.398          0
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.714          0
                             2005        $ 9.714      $10.003          0
                             2006        $10.003      $10.405          0
                             2007        $10.405      $12.861          0
                             2008        $12.861      $ 6.614          0
                             2009        $ 6.614      $ 8.260          0
                             2010        $ 8.260      $ 9.986          0
                             2011        $ 9.986      $ 9.744          0
                             2012        $ 9.744      $10.879          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.565          0
                             2005        $10.565      $10.782          0
                             2006        $10.782      $12.148          0
                             2007        $12.148      $12.469          0
                             2008        $12.469      $ 7.647          0
                             2009        $ 7.647      $ 9.427          0
                             2010        $ 9.427      $10.556          0
                             2011        $10.556      $10.487          0
                             2012        $10.487      $11.835          0
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.116          0
                             2005        $10.116      $10.061          0
                             2006        $10.061      $10.227          0
                             2007        $10.227      $10.388          0
                             2008        $10.388      $ 9.787          0
                             2009        $ 9.787      $11.030          0
                             2010        $11.030      $11.578          0
                             2011        $11.578      $12.096          0
                             2012        $12.096      $12.467          0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.869          0
                             2005        $ 9.869      $ 9.900          0
                             2006        $ 9.900      $10.110          0
                             2007        $10.110      $10.355          0
                             2008        $10.355      $10.386          0
                             2009        $10.386      $10.185          0
                             2010        $10.185      $ 9.948          0
                             2011        $ 9.948      $ 9.710          0
                             2012        $ 9.710      $ 9.478          0
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.825          0
                             2005        $10.825      $12.551          0
                             2006        $12.551      $14.428          0
                             2007        $14.428      $16.481          0
                             2008        $16.481      $ 9.014          0
                             2009        $ 9.014      $11.104          0
                             2010        $11.104      $12.228          0
                             2011        $12.228      $ 9.865          0
                             2012        $ 9.865      $11.590          0
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.496          0
                             2005        $10.496      $11.650          0
                             2006        $11.650      $12.666          0
                             2007        $12.666      $15.171          0
                             2008        $15.171      $ 8.775          0
                             2009        $ 8.775      $10.902          0
                             2010        $10.902      $11.833          0
                             2011        $11.833      $10.792          0
                             2012        $10.792      $10.999          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.203          0
                             2005        $10.203      $10.813          0
                             2006        $10.813      $11.194          0
                             2007        $11.194      $12.205          0
                             2008        $12.205      $ 6.834          0
                             2009        $ 6.834      $ 8.052          0
                             2010        $ 8.052      $ 9.054          0
                             2011        $ 9.054      $ 8.120          0
                             2012        $ 8.120      $ 9.292          0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.723          0
                             2007        $10.723      $11.288          0
                             2008        $11.288      $ 7.676          0
                             2009        $ 7.676      $ 9.589          0
                             2010        $ 9.589      $10.224          0
                             2011        $10.224      $ 9.950          0
                             2012        $ 9.950      $11.033          0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.224          0
                             2012        $11.224      $11.197          0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.882          0
                             2005        $10.882      $11.394          0
                             2006        $11.394      $12.342          0
                             2007        $12.342      $13.163          0
                             2008        $13.163      $ 9.162          0
                             2009        $ 9.162      $11.612          0
                             2010        $11.612      $12.895          0
                             2011        $12.895      $11.767          0
                             2012        $11.767      $12.704          0
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 8.895          0
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.089          0
                             2005        $10.089      $10.170          0
                             2006        $10.170      $10.235          0
                             2007        $10.235      $10.689          0
                             2008        $10.689      $10.590          0
                             2009        $10.590      $10.425          0
                             2010        $10.425      $10.672          0
                             2011        $10.672      $10.699          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $10.976          0
                             2005        $10.976      $11.754          0
                             2006        $11.754      $13.306          0
                             2007        $13.306      $13.312          0
                             2008        $13.312      $ 8.807          0
                             2009        $ 8.807      $10.668          0
                             2010        $10.668      $11.682          0
                             2011        $11.682      $11.144          0
                             2012        $11.144      $12.437          0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.004          0
                             2005        $11.004      $11.934          0
                             2006        $11.934      $12.222          0
                             2007        $12.222      $14.026          0
                             2008        $14.026      $ 7.278          0
                             2009        $ 7.278      $11.107          0
                             2010        $11.107      $13.798          0
                             2011        $13.798      $12.207          0
                             2012        $12.207      $13.298          0
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.641          0
                             2005        $10.641      $10.950          0
                             2006        $10.950      $12.071          0
                             2007        $12.071      $11.941          0
                             2008        $11.941      $ 5.605          0
                             2009        $ 5.605      $ 8.082          0
                             2010        $ 8.082      $ 8.436          0
                             2011        $ 8.436      $ 7.954          0
                             2012        $ 7.954      $ 9.133          0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.711          0
                             2009        $ 6.711      $11.730          0
                             2010        $11.730      $14.313          0
                             2011        $14.313      $ 9.452          0
                             2012        $ 9.452      $10.440          0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.193          0
                             2005        $11.193      $12.018          0
                             2006        $12.018      $13.498          0
                             2007        $13.498      $14.117          0
                             2008        $14.117      $ 9.934          0
                             2009        $ 9.934      $12.888          0
                             2010        $12.888      $14.511          0
                             2011        $14.511      $13.741          0
                             2012        $13.741      $14.858          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.895          0
                             2006        $10.895      $12.960          0
                             2007        $12.960      $11.874          0
                             2008        $11.874      $ 7.426          0
                             2009        $ 7.426      $ 7.013          0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.522          0
                             2005        $10.522      $11.057          0
                             2006        $11.057      $11.916          0
                             2007        $11.916      $12.825          0
                             2008        $12.825      $10.507          0
                             2009        $10.507      $12.878          0
                             2010        $12.878      $13.590          0
                             2011        $13.590      $13.444          0
                             2012        $13.444      $14.876          0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.207          0
                             2005        $11.207      $11.621          0
                             2006        $11.621      $13.392          0
                             2007        $13.392      $15.454          0
                             2008        $15.454      $14.494          0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.379          0
                             2005        $11.379      $12.502          0
                             2006        $12.502      $13.315          0
                             2007        $13.315      $17.754          0
                             2008        $17.754      $ 9.649          0
                             2009        $ 9.649      $13.752          0
                             2010        $13.752      $14.291          0
                             2011        $14.291      $12.981          0
                             2012        $12.981      $15.691          0
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.229          0
                             2005        $11.229      $12.156          0
                             2006        $12.156      $13.143          0
                             2007        $13.143      $13.613          0
                             2008        $13.613      $ 8.471          0
                             2009        $ 8.471      $10.132          0
                             2010        $10.132      $10.839          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.440          0
                             2008        $ 9.440      $ 5.843          0
                             2009        $ 5.843      $ 7.377          0
                             2010        $ 7.377      $ 8.396          0
                             2011        $ 8.396      $ 7.687          0
                             2012        $ 7.687      $ 8.626          0
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.678          0
                             2008        $ 9.678      $ 6.081          0
                             2009        $ 6.081      $ 7.389          0
                             2010        $ 7.389      $ 7.894          0
                             2011        $ 7.894      $ 8.087          0
                             2012        $ 8.087      $ 9.195          0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.224          0
                             2005        $10.224      $10.351          0
                             2006        $10.351      $11.909          0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.320          0
                             2005        $10.320      $10.672          0
                             2006        $10.672      $12.265          0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.549          0
                             2005        $10.549      $10.507          0
                             2006        $10.507      $11.281          0
                             2007        $11.281      $11.178          0
                             2008        $11.178      $ 7.783          0
                             2009        $ 7.783      $11.031          0
                             2010        $11.031      $12.316          0
                             2011        $12.316      $12.485          0
                             2012        $12.485      $13.943          0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.370          0
                             2005        $10.370      $10.549          0
                             2006        $10.549      $11.049          0
                             2007        $11.049      $11.971          0
                             2008        $11.971      $ 7.363          0
                             2009        $ 7.363      $ 9.996          0
                             2010        $ 9.996      $10.942          0
                             2011        $10.942      $10.719          0
                             2012        $10.719      $12.206          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.705          0
                             2005        $10.705      $11.183          0
                             2006        $11.183      $12.300          0
                             2007        $12.300      $13.208          0
                             2008        $13.208      $ 8.604          0
                             2009        $ 8.604      $10.628          0
                             2010        $10.628      $11.501          0
                             2011        $11.501      $10.954          0
                             2012        $10.954      $12.704          0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.848          0
                             2005        $ 9.848      $10.096          0
                             2006        $10.096      $11.129          0
                             2007        $11.129      $11.105          0
                             2008        $11.105      $ 6.555          0
                             2009        $ 6.555      $10.422          0
                             2010        $10.422      $13.829          0
                             2011        $13.829      $12.081          0
                             2012        $12.081      $14.254          0
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.679          0
                             2005        $10.679      $10.694          0
                             2006        $10.694      $11.651          0
                             2007        $11.651      $11.818          0
                             2008        $11.818      $ 8.959          0
                             2009        $ 8.959      $10.294          0
                             2010        $10.294      $11.015          0
                             2011        $11.015      $10.922          0
                             2012        $10.922      $11.825          0
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.067          0
                             2005        $11.067      $11.500          0
                             2006        $11.500      $13.527          0
                             2007        $13.527      $14.203          0
                             2008        $14.203      $ 9.323          0
                             2009        $ 9.323      $11.142          0
                             2010        $11.142      $12.095          0
                             2011        $12.095      $11.750          0
                             2012        $11.750      $13.288          0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.280          0
                             2005        $11.280      $12.558          0
                             2006        $12.558      $14.386          0
                             2007        $14.386      $14.893          0
                             2008        $14.893      $ 8.673          0
                             2009        $ 8.673      $11.796          0
                             2010        $11.796      $13.321          0
                             2011        $13.321      $11.893          0
                             2012        $11.893      $14.038          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.214          0
                             2005        $11.214      $12.009          0
                             2006        $12.009      $13.440          0
                             2007        $13.440      $12.933          0
                             2008        $12.933      $ 7.825          0
                             2009        $ 7.825      $10.454          0
                             2010        $10.454      $12.556          0
                             2011        $12.556      $11.963          0
                             2012        $11.963      $13.738          0
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.639          0
                             2006        $11.639      $11.667          0
                             2007        $11.667      $12.073          0
                             2008        $12.073      $ 5.984          0
                             2009        $ 5.984      $ 7.725          0
                             2010        $ 7.725      $ 9.587          0
                             2011        $ 9.587      $ 9.436          0
                             2012        $ 9.436      $10.698          0
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.281          0
                             2005        $10.281      $10.552          0
                             2006        $10.552      $10.525          0
                             2007        $10.525      $10.644          0
                             2008        $10.644      $10.141          0
                             2009        $10.141      $11.445          0
                             2010        $11.445      $12.120          0
                             2011        $12.120      $12.630          0
                             2012        $12.630      $13.663          0
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.862          0
                             2005        $ 9.862      $ 9.893          0
                             2006        $ 9.893      $10.102          0
                             2007        $10.102      $10.339          0
                             2008        $10.339      $10.318          0
                             2009        $10.318      $10.082          0
                             2010        $10.082      $ 9.845          0
                             2011        $ 9.845      $ 9.615          0
                             2012        $ 9.615      $ 9.389          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.494          0
                             2005        $10.494      $10.456          0
                             2006        $10.456      $10.278          0
                             2007        $10.278      $11.101          0
                             2008        $11.101      $10.072          0
                             2009        $10.072      $11.639          0
                             2010        $11.639      $12.281          0
                             2011        $12.281      $13.386          0
                             2012        $13.386      $14.208          0
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.183          0
                             2005        $10.183      $10.182          0
                             2006        $10.182      $10.322          0
                             2007        $10.322      $10.956          0
                             2008        $10.956      $11.208          0
                             2009        $11.208      $12.478          0
                             2010        $12.478      $13.168          0
                             2011        $13.168      $13.316          0
                             2012        $13.316      $14.243          0
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.728          0
                             2005        $10.728      $10.758          0
                             2006        $10.758      $11.634          0
                             2007        $11.634      $10.850          0
                             2008        $10.850      $ 7.287          0
                             2009        $ 7.287      $ 7.007          0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.120          0
                             2005        $11.120      $10.362          0
                             2006        $10.362      $11.265          0
                             2007        $11.265      $11.688          0
                             2008        $11.688      $10.556          0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.388          0
                             2005        $10.388      $10.711          0
                             2006        $10.711      $11.430          0
                             2007        $11.430      $12.548          0
                             2008        $12.548      $ 7.023          0
                             2009        $ 7.023      $ 9.719          0
                             2010        $ 9.719      $11.004          0
                             2011        $11.004      $10.886          0
                             2012        $10.886      $12.527          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $10.999          0
                             2005        $10.999      $11.132          0
                             2006        $11.132      $12.892          0
                             2007        $12.892      $12.962          0
                             2008        $12.962      $ 8.063          0
                             2009        $ 8.063      $ 9.856          0
                             2010        $ 9.856      $11.038          0
                             2011        $11.038      $10.664          0
                             2012        $10.664      $12.168          0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.282          0
                             2005        $10.282      $11.590          0
                             2006        $11.590      $11.744          0
                             2007        $11.744      $13.943          0
                             2008        $13.943      $ 6.893          0
                             2009        $ 6.893      $11.110          0
                             2010        $11.110      $13.295          0
                             2011        $13.295      $12.582          0
                             2012        $12.582      $14.005          0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.728          0
                             2005        $12.728      $14.505          0
                             2006        $14.505      $19.491          0
                             2007        $19.491      $15.735          0
                             2008        $15.735      $ 9.512          0
                             2009        $ 9.512      $11.929          0
                             2010        $11.929      $15.081          0
                             2011        $15.081      $15.553          0
                             2012        $15.553      $17.551          0
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $11.988          0
                             2005        $11.988      $15.446          0
                             2006        $15.446      $21.030          0
                             2007        $21.030      $28.243          0
                             2008        $28.243      $ 9.708          0
                             2009        $ 9.708      $20.198          0
                             2010        $20.198      $25.006          0
                             2011        $25.006      $18.124          0
                             2012        $18.124      $22.961          0
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.334          0
                             2005        $12.334      $18.261          0
                             2006        $18.261      $22.189          0
                             2007        $22.189      $31.475          0
                             2008        $31.475      $16.549          0
                             2009        $16.549      $25.445          0
                             2010        $25.445      $32.095          0
                             2011        $32.095      $26.173          0
                             2012        $26.173      $26.408          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.821          0
                             2005        $ 9.821      $ 9.606          0
                             2006        $ 9.606      $10.187          0
                             2007        $10.187      $10.345          0
                             2008        $10.345      $ 8.774          0
                             2009        $ 8.774      $ 9.751          0
                             2010        $ 9.751      $ 9.990          0
                             2011        $ 9.990      $ 9.530          0
                             2012        $ 9.530      $ 9.424          0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.766          0
                             2005        $10.766      $10.881          0
                             2006        $10.881      $11.719          0
                             2007        $11.719      $11.398          0
                             2008        $11.398      $ 7.689          0
                             2009        $ 7.689      $11.621          0
                             2010        $11.621      $13.009          0
                             2011        $13.009      $12.859          0
                             2012        $12.859      $14.818          0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

        WITH EPB (ANNUAL INCREASE) & EEDB 71-79 (& WITH/WITHOUT SPB AND
                               WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.4



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.111          0
                             2005        $10.111      $11.254          0
                             2006        $11.254      $13.054          0
                             2007        $13.054      $16.951          0
                             2008        $16.951      $ 9.046          0
                             2009        $ 9.046      $13.290          0
                             2010        $13.290      $14.724          0
                             2011        $14.724      $14.267          0
                             2012        $14.267      $16.398          0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $ 9.995          0
                             2005        $ 9.995      $10.888          0
                             2006        $10.888      $11.137          0
                             2007        $11.137      $12.989          0
                             2008        $12.989      $ 6.801          0
                             2009        $ 6.801      $ 9.764          0
                             2010        $ 9.764      $10.749          0
                             2011        $10.749      $10.401          0
                             2012        $10.401      $11.091          0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.515          0
                             2005        $10.515      $11.231          0
                             2006        $11.231      $12.034          0
                             2007        $12.034      $15.400          0
                             2008        $15.400      $ 6.235          0
                             2009        $ 6.235      $ 9.198          0
                             2010        $ 9.198      $10.662          0
                             2011        $10.662      $ 9.503          0
                             2012        $ 9.503      $10.719          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.108          0
                             2005        $10.108      $10.229          0
                             2006        $10.229      $10.686          0
                             2007        $10.686      $11.998          0
                             2008        $11.998      $ 8.316          0
                             2009        $ 8.316      $10.440          0
                             2010        $10.440      $11.601          0
                             2011        $11.601      $10.993          0
                             2012        $10.993      $12.029          0
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.268          0
                             2005        $11.268      $12.817          0
                             2006        $12.817      $13.926          0
                             2007        $13.926      $15.925          0
                             2008        $15.925      $ 8.898          0
                             2009        $ 8.898      $11.752          0
                             2010        $11.752      $13.398          0
                             2011        $13.398      $12.700          0
                             2012        $12.700      $14.381          0
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.725          0
                             2005        $10.725      $11.040          0
                             2006        $11.040      $12.911          0
                             2007        $12.911      $12.746          0
                             2008        $12.746      $ 7.107          0
                             2009        $ 7.107      $ 9.000          0
                             2010        $ 9.000      $10.084          0
                             2011        $10.084      $ 9.897          0
                             2012        $ 9.897      $11.294          0
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.705          0
                             2005        $ 9.705      $ 9.983          0
                             2006        $ 9.983      $10.374          0
                             2007        $10.374      $12.810          0
                             2008        $12.810      $ 6.581          0
                             2009        $ 6.581      $ 8.210          0
                             2010        $ 8.210      $ 9.915          0
                             2011        $ 9.915      $ 9.665          0
                             2012        $ 9.665      $10.780          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.555          0
                             2005        $10.555      $10.761          0
                             2006        $10.761      $12.112          0
                             2007        $12.112      $12.419          0
                             2008        $12.419      $ 7.609          0
                             2009        $ 7.609      $ 9.370          0
                             2010        $ 9.370      $10.482          0
                             2011        $10.482      $10.402          0
                             2012        $10.402      $11.727          0
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.107          0
                             2005        $10.107      $10.042          0
                             2006        $10.042      $10.196          0
                             2007        $10.196      $10.346          0
                             2008        $10.346      $ 9.738          0
                             2009        $ 9.738      $10.964          0
                             2010        $10.964      $11.496          0
                             2011        $11.496      $11.998          0
                             2012        $11.998      $12.353          0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.859          0
                             2005        $ 9.859      $ 9.880          0
                             2006        $ 9.880      $10.079          0
                             2007        $10.079      $10.313          0
                             2008        $10.313      $10.334          0
                             2009        $10.334      $10.123          0
                             2010        $10.123      $ 9.877          0
                             2011        $ 9.877      $ 9.632          0
                             2012        $ 9.632      $ 9.392          0
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.815          0
                             2005        $10.815      $12.526          0
                             2006        $12.526      $14.385          0
                             2007        $14.385      $16.415          0
                             2008        $16.415      $ 8.968          0
                             2009        $ 8.968      $11.037          0
                             2010        $11.037      $12.142          0
                             2011        $12.142      $ 9.786          0
                             2012        $ 9.786      $11.485          0
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.486          0
                             2005        $10.486      $11.627          0
                             2006        $11.627      $12.628          0
                             2007        $12.628      $15.111          0
                             2008        $15.111      $ 8.731          0
                             2009        $ 8.731      $10.836          0
                             2010        $10.836      $11.750          0
                             2011        $11.750      $10.705          0
                             2012        $10.705      $10.899          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.194          0
                             2005        $10.194      $10.792          0
                             2006        $10.792      $11.161          0
                             2007        $11.161      $12.157          0
                             2008        $12.157      $ 6.800          0
                             2009        $ 6.800      $ 8.004          0
                             2010        $ 8.004      $ 8.990          0
                             2011        $ 8.990      $ 8.055          0
                             2012        $ 8.055      $ 9.214          0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.715          0
                             2007        $10.715      $11.269          0
                             2008        $11.269      $ 7.655          0
                             2009        $ 7.655      $ 9.553          0
                             2010        $ 9.553      $10.175          0
                             2011        $10.175      $ 9.892          0
                             2012        $ 9.892      $10.958          0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.133          0
                             2012        $11.133      $11.095          0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.872          0
                             2005        $10.872      $11.371          0
                             2006        $11.371      $12.306          0
                             2007        $12.306      $13.110          0
                             2008        $13.110      $ 9.116          0
                             2009        $ 9.116      $11.542          0
                             2010        $11.542      $12.804          0
                             2011        $12.804      $11.672          0
                             2012        $11.672      $12.588          0
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 8.814          0
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.079          0
                             2005        $10.079      $10.150          0
                             2006        $10.150      $10.204          0
                             2007        $10.204      $10.646          0
                             2008        $10.646      $10.537          0
                             2009        $10.537      $10.362          0
                             2010        $10.362      $10.596          0
                             2011        $10.596      $10.620          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $10.965          0
                             2005        $10.965      $11.731          0
                             2006        $11.731      $13.266          0
                             2007        $13.266      $13.259          0
                             2008        $13.259      $ 8.763          0
                             2009        $ 8.763      $10.604          0
                             2010        $10.604      $11.600          0
                             2011        $11.600      $11.054          0
                             2012        $11.054      $12.324          0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $10.994          0
                             2005        $10.994      $11.911          0
                             2006        $11.911      $12.186          0
                             2007        $12.186      $13.970          0
                             2008        $13.970      $ 7.241          0
                             2009        $ 7.241      $11.040          0
                             2010        $11.040      $13.701          0
                             2011        $13.701      $12.108          0
                             2012        $12.108      $13.177          0
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.631          0
                             2005        $10.631      $10.929          0
                             2006        $10.929      $12.035          0
                             2007        $12.035      $11.893          0
                             2008        $11.893      $ 5.577          0
                             2009        $ 5.577      $ 8.033          0
                             2010        $ 8.033      $ 8.376          0
                             2011        $ 8.376      $ 7.890          0
                             2012        $ 7.890      $ 9.050          0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.678          0
                             2009        $ 6.678      $11.659          0
                             2010        $11.659      $14.212          0
                             2011        $14.212      $ 9.376          0
                             2012        $ 9.376      $10.346          0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.183          0
                             2005        $11.183      $11.995          0
                             2006        $11.995      $13.458          0
                             2007        $13.458      $14.060          0
                             2008        $14.060      $ 9.884          0
                             2009        $ 9.884      $12.810          0
                             2010        $12.810      $14.409          0
                             2011        $14.409      $13.630          0
                             2012        $13.630      $14.723          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.888          0
                             2006        $10.888      $12.938          0
                             2007        $12.938      $11.842          0
                             2008        $11.842      $ 7.398          0
                             2009        $ 7.398      $ 6.985          0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.512          0
                             2005        $10.512      $11.035          0
                             2006        $11.035      $11.881          0
                             2007        $11.881      $12.774          0
                             2008        $12.774      $10.454          0
                             2009        $10.454      $12.801          0
                             2010        $12.801      $13.494          0
                             2011        $13.494      $13.336          0
                             2012        $13.336      $14.741          0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.197          0
                             2005        $11.197      $11.599          0
                             2006        $11.599      $13.352          0
                             2007        $13.352      $15.393          0
                             2008        $15.393      $14.431          0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.369          0
                             2005        $11.369      $12.477          0
                             2006        $12.477      $13.275          0
                             2007        $13.275      $17.683          0
                             2008        $17.683      $ 9.601          0
                             2009        $ 9.601      $13.669          0
                             2010        $13.669      $14.191          0
                             2011        $14.191      $12.876          0
                             2012        $12.876      $15.549          0
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.219          0
                             2005        $11.219      $12.133          0
                             2006        $12.133      $13.104          0
                             2007        $13.104      $13.558          0
                             2008        $13.558      $ 8.428          0
                             2009        $ 8.428      $10.071          0
                             2010        $10.071      $10.770          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.433          0
                             2008        $ 9.433      $ 5.833          0
                             2009        $ 5.833      $ 7.357          0
                             2010        $ 7.357      $ 8.364          0
                             2011        $ 8.364      $ 7.650          0
                             2012        $ 7.650      $ 8.575          0
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.671          0
                             2008        $ 9.671      $ 6.070          0
                             2009        $ 6.070      $ 7.368          0
                             2010        $ 7.368      $ 7.864          0
                             2011        $ 7.864      $ 8.048          0
                             2012        $ 8.048      $ 9.141          0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.215          0
                             2005        $10.215      $10.330          0
                             2006        $10.330      $11.874          0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.311          0
                             2005        $10.311      $10.651          0
                             2006        $10.651      $12.229          0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.539          0
                             2005        $10.539      $10.487          0
                             2006        $10.487      $11.247          0
                             2007        $11.247      $11.133          0
                             2008        $11.133      $ 7.744          0
                             2009        $ 7.744      $10.964          0
                             2010        $10.964      $12.229          0
                             2011        $12.229      $12.384          0
                             2012        $12.384      $13.816          0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.360          0
                             2005        $10.360      $10.529          0
                             2006        $10.529      $11.016          0
                             2007        $11.016      $11.923          0
                             2008        $11.923      $ 7.326          0
                             2009        $ 7.326      $ 9.935          0
                             2010        $ 9.935      $10.864          0
                             2011        $10.864      $10.632          0
                             2012        $10.632      $12.095          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.695          0
                             2005        $10.695      $11.161          0
                             2006        $11.161      $12.264          0
                             2007        $12.264      $13.155          0
                             2008        $13.155      $ 8.561          0
                             2009        $ 8.561      $10.563          0
                             2010        $10.563      $11.420          0
                             2011        $11.420      $10.866          0
                             2012        $10.866      $12.589          0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.839          0
                             2005        $ 9.839      $10.076          0
                             2006        $10.076      $11.096          0
                             2007        $11.096      $11.060          0
                             2008        $11.060      $ 6.522          0
                             2009        $ 6.522      $10.360          0
                             2010        $10.360      $13.731          0
                             2011        $13.731      $11.983          0
                             2012        $11.983      $14.125          0
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.669          0
                             2005        $10.669      $10.673          0
                             2006        $10.673      $11.617          0
                             2007        $11.617      $11.770          0
                             2008        $11.770      $ 8.914          0
                             2009        $ 8.914      $10.232          0
                             2010        $10.232      $10.937          0
                             2011        $10.937      $10.834          0
                             2012        $10.834      $11.717          0
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.056          0
                             2005        $11.056      $11.478          0
                             2006        $11.478      $13.487          0
                             2007        $13.487      $14.146          0
                             2008        $14.146      $ 9.276          0
                             2009        $ 9.276      $11.075          0
                             2010        $11.075      $12.009          0
                             2011        $12.009      $11.655          0
                             2012        $11.655      $13.168          0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.270          0
                             2005        $11.270      $12.534          0
                             2006        $12.534      $14.343          0
                             2007        $14.343      $14.833          0
                             2008        $14.833      $ 8.629          0
                             2009        $ 8.629      $11.724          0
                             2010        $11.724      $13.227          0
                             2011        $13.227      $11.797          0
                             2012        $11.797      $13.911          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.203          0
                             2005        $11.203      $11.986          0
                             2006        $11.986      $13.400          0
                             2007        $13.400      $12.881          0
                             2008        $12.881      $ 7.786          0
                             2009        $ 7.786      $10.391          0
                             2010        $10.391      $12.467          0
                             2011        $12.467      $11.866          0
                             2012        $11.866      $13.613          0
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.631          0
                             2006        $11.631      $11.647          0
                             2007        $11.647      $12.040          0
                             2008        $12.040      $ 5.962          0
                             2009        $ 5.962      $ 7.688          0
                             2010        $ 7.688      $ 9.532          0
                             2011        $ 9.532      $ 9.372          0
                             2012        $ 9.372      $10.614          0
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.272          0
                             2005        $10.272      $10.531          0
                             2006        $10.531      $10.493          0
                             2007        $10.493      $10.601          0
                             2008        $10.601      $10.090          0
                             2009        $10.090      $11.376          0
                             2010        $11.376      $12.034          0
                             2011        $12.034      $12.528          0
                             2012        $12.528      $13.539          0
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.853          0
                             2005        $ 9.853      $ 9.873          0
                             2006        $ 9.873      $10.072          0
                             2007        $10.072      $10.298          0
                             2008        $10.298      $10.267          0
                             2009        $10.267      $10.021          0
                             2010        $10.021      $ 9.775          0
                             2011        $ 9.775      $ 9.537          0
                             2012        $ 9.537      $ 9.304          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.484          0
                             2005        $10.484      $10.435          0
                             2006        $10.435      $10.247          0
                             2007        $10.247      $11.057          0
                             2008        $11.057      $10.021          0
                             2009        $10.021      $11.568          0
                             2010        $11.568      $12.194          0
                             2011        $12.194      $13.278          0
                             2012        $13.278      $14.079          0
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.174          0
                             2005        $10.174      $10.162          0
                             2006        $10.162      $10.291          0
                             2007        $10.291      $10.912          0
                             2008        $10.912      $11.152          0
                             2009        $11.152      $12.403          0
                             2010        $12.403      $13.075          0
                             2011        $13.075      $13.209          0
                             2012        $13.209      $14.113          0
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.720          0
                             2005        $10.720      $10.739          0
                             2006        $10.739      $11.602          0
                             2007        $11.602      $10.809          0
                             2008        $10.809      $ 7.253          0
                             2009        $ 7.253      $ 6.972          0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.110          0
                             2005        $11.110      $10.342          0
                             2006        $10.342      $11.231          0
                             2007        $11.231      $11.641          0
                             2008        $11.641      $10.513          0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.378          0
                             2005        $10.378      $10.691          0
                             2006        $10.691      $11.396          0
                             2007        $11.396      $12.498          0
                             2008        $12.498      $ 6.988          0
                             2009        $ 6.988      $ 9.660          0
                             2010        $ 9.660      $10.926          0
                             2011        $10.926      $10.799          0
                             2012        $10.799      $12.413          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $10.988          0
                             2005        $10.988      $11.110          0
                             2006        $11.110      $12.854          0
                             2007        $12.854      $12.910          0
                             2008        $12.910      $ 8.022          0
                             2009        $ 8.022      $ 9.796          0
                             2010        $ 9.796      $10.960          0
                             2011        $10.960      $10.577          0
                             2012        $10.577      $12.058          0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.273          0
                             2005        $10.273      $11.567          0
                             2006        $11.567      $11.709          0
                             2007        $11.709      $13.887          0
                             2008        $13.887      $ 6.858          0
                             2009        $ 6.858      $11.043          0
                             2010        $11.043      $13.201          0
                             2011        $13.201      $12.481          0
                             2012        $12.481      $13.878          0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.716          0
                             2005        $12.716      $14.477          0
                             2006        $14.477      $19.433          0
                             2007        $19.433      $15.672          0
                             2008        $15.672      $ 9.465          0
                             2009        $ 9.465      $11.857          0
                             2010        $11.857      $14.975          0
                             2011        $14.975      $15.428          0
                             2012        $15.428      $17.391          0
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $11.977          0
                             2005        $11.977      $15.416          0
                             2006        $15.416      $20.968          0
                             2007        $20.968      $28.130          0
                             2008        $28.130      $ 9.659          0
                             2009        $ 9.659      $20.076          0
                             2010        $20.076      $24.829          0
                             2011        $24.829      $17.978          0
                             2012        $17.978      $22.752          0
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.323          0
                             2005        $12.323      $18.225          0
                             2006        $18.225      $22.123          0
                             2007        $22.123      $31.349          0
                             2008        $31.349      $16.466          0
                             2009        $16.466      $25.291          0
                             2010        $25.291      $31.869          0
                             2011        $31.869      $25.961          0
                             2012        $25.961      $26.168          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.812          0
                             2005        $ 9.812      $ 9.587          0
                             2006        $ 9.587      $10.157          0
                             2007        $10.157      $10.303          0
                             2008        $10.303      $ 8.730          0
                             2009        $ 8.730      $ 9.692          0
                             2010        $ 9.692      $ 9.920          0
                             2011        $ 9.920      $ 9.453          0
                             2012        $ 9.453      $ 9.338          0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.756          0
                             2005        $10.756      $10.859          0
                             2006        $10.859      $11.684          0
                             2007        $11.684      $11.353          0
                             2008        $11.353      $ 7.650          0
                             2009        $ 7.650      $11.550          0
                             2010        $11.550      $12.917          0
                             2011        $12.917      $12.755          0
                             2012        $12.755      $14.683          0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

     WITH MAV & EPB (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND
                               WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.45



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2004        $10.000      $10.106          0
                             2005        $10.106      $11.243          0
                             2006        $11.243      $13.035          0
                             2007        $13.035      $16.917          0
                             2008        $16.917      $ 9.023          0
                             2009        $ 9.023      $13.250          0
                             2010        $13.250      $14.672          0
                             2011        $14.672      $14.209          0
                             2012        $14.209      $16.323          0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $ 9.991          0
                             2005        $ 9.991      $10.878          0
                             2006        $10.878      $11.121          0
                             2007        $11.121      $12.963          0
                             2008        $12.963      $ 6.784          0
                             2009        $ 6.784      $ 9.734          0
                             2010        $ 9.734      $10.711          0
                             2011        $10.711      $10.359          0
                             2012        $10.359      $11.040          0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2004        $10.000      $10.510          0
                             2005        $10.510      $11.220          0
                             2006        $11.220      $12.016          0
                             2007        $12.016      $15.369          0
                             2008        $15.369      $ 6.219          0
                             2009        $ 6.219      $ 9.171          0
                             2010        $ 9.171      $10.624          0
                             2011        $10.624      $ 9.465          0
                             2012        $ 9.465      $10.670          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.104          0
                             2005        $10.104      $10.219          0
                             2006        $10.219      $10.670          0
                             2007        $10.670      $11.974          0
                             2008        $11.974      $ 8.295          0
                             2009        $ 8.295      $10.409          0
                             2010        $10.409      $11.560          0
                             2011        $11.560      $10.949          0
                             2012        $10.949      $11.974          0
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $11.263          0
                             2005        $11.263      $12.804          0
                             2006        $12.804      $13.905          0
                             2007        $13.905      $15.893          0
                             2008        $15.893      $ 8.875          0
                             2009        $ 8.875      $11.717          0
                             2010        $11.717      $13.351          0
                             2011        $13.351      $12.649          0
                             2012        $12.649      $14.315          0
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.720          0
                             2005        $10.720      $11.030          0
                             2006        $11.030      $12.891          0
                             2007        $12.891      $12.721          0
                             2008        $12.721      $ 7.089          0
                             2009        $ 7.089      $ 8.972          0
                             2010        $ 8.972      $10.048          0
                             2011        $10.048      $ 9.856          0
                             2012        $ 9.856      $11.243          0
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.700          0
                             2005        $ 9.700      $ 9.974          0
                             2006        $ 9.974      $10.359          0
                             2007        $10.359      $12.784          0
                             2008        $12.784      $ 6.564          0
                             2009        $ 6.564      $ 8.185          0
                             2010        $ 8.185      $ 9.880          0
                             2011        $ 9.880      $ 9.626          0
                             2012        $ 9.626      $10.731          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.550          0
                             2005        $10.550      $10.750          0
                             2006        $10.750      $12.094          0
                             2007        $12.094      $12.395          0
                             2008        $12.395      $ 7.590          0
                             2009        $ 7.590      $ 9.342          0
                             2010        $ 9.342      $10.445          0
                             2011        $10.445      $10.360          0
                             2012        $10.360      $11.674          0
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.102          0
                             2005        $10.102      $10.032          0
                             2006        $10.032      $10.181          0
                             2007        $10.181      $10.325          0
                             2008        $10.325      $ 9.714          0
                             2009        $ 9.714      $10.930          0
                             2010        $10.930      $11.456          0
                             2011        $11.456      $11.950          0
                             2012        $11.950      $12.297          0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $ 9.855          0
                             2005        $ 9.855      $ 9.871          0
                             2006        $ 9.871      $10.064          0
                             2007        $10.064      $10.293          0
                             2008        $10.293      $10.308          0
                             2009        $10.308      $10.093          0
                             2010        $10.093      $ 9.842          0
                             2011        $ 9.842      $ 9.593          0
                             2012        $ 9.593      $ 9.349          0
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2004        $10.000      $10.810          0
                             2005        $10.810      $12.514          0
                             2006        $12.514      $14.364          0
                             2007        $14.364      $16.382          0
                             2008        $16.382      $ 8.946          0
                             2009        $ 8.946      $11.003          0
                             2010        $11.003      $12.099          0
                             2011        $12.099      $ 9.746          0
                             2012        $ 9.746      $11.432          0
GUGGENHEIM VT US LONG SHORT MOMENTUM FUND
FORMERLY, RYDEX SGI VT U.S. LONG SHORT MOMENTUM FUND
                             2004        $10.000      $10.482          0
                             2005        $10.482      $11.616          0
                             2006        $11.616      $12.609          0
                             2007        $12.609      $15.081          0
                             2008        $15.081      $ 8.709          0
                             2009        $ 8.709      $10.803          0
                             2010        $10.803      $11.708          0
                             2011        $11.708      $10.661          0
                             2012        $10.661      $10.849          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $10.000      $10.189          0
                             2005        $10.189      $10.782          0
                             2006        $10.782      $11.144          0
                             2007        $11.144      $12.132          0
                             2008        $12.132      $ 6.783          0
                             2009        $ 6.783      $ 7.979          0
                             2010        $ 7.979      $ 8.958          0
                             2011        $ 8.958      $ 8.022          0
                             2012        $ 8.022      $ 9.175          0
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.712          0
                             2007        $10.712      $11.259          0
                             2008        $11.259      $ 7.645          0
                             2009        $ 7.645      $ 9.535          0
                             2010        $ 9.535      $10.151          0
                             2011        $10.151      $ 9.864          0
                             2012        $ 9.864      $10.920          0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.088          0
                             2012        $11.088      $11.044          0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.867          0
                             2005        $10.867      $11.360          0
                             2006        $11.360      $12.287          0
                             2007        $12.287      $13.084          0
                             2008        $13.084      $ 9.093          0
                             2009        $ 9.093      $11.507          0
                             2010        $11.507      $12.759          0
                             2011        $12.759      $11.625          0
                             2012        $11.625      $12.531          0
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2012        $10.000      $ 8.774          0
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2004        $10.000      $10.075          0
                             2005        $10.075      $10.140          0
                             2006        $10.140      $10.189          0
                             2007        $10.189      $10.625          0
                             2008        $10.625      $10.510          0
                             2009        $10.510      $10.331          0
                             2010        $10.331      $10.559          0
                             2011        $10.559      $10.581          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $10.000      $10.960          0
                             2005        $10.960      $11.720          0
                             2006        $11.720      $13.246          0
                             2007        $13.246      $13.232          0
                             2008        $13.232      $ 8.741          0
                             2009        $ 8.741      $10.572          0
                             2010        $10.572      $11.559          0
                             2011        $11.559      $11.010          0
                             2012        $11.010      $12.268          0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $10.989          0
                             2005        $10.989      $11.899          0
                             2006        $11.899      $12.168          0
                             2007        $12.168      $13.942          0
                             2008        $13.942      $ 7.223          0
                             2009        $ 7.223      $11.007          0
                             2010        $11.007      $13.652          0
                             2011        $13.652      $12.059          0
                             2012        $12.059      $13.117          0
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO V.I. BASIC VALUE FUND - SERIES II
                             2004        $10.000      $10.626          0
                             2005        $10.626      $10.918          0
                             2006        $10.918      $12.017          0
                             2007        $12.017      $11.869          0
                             2008        $11.869      $ 5.563          0
                             2009        $ 5.563      $ 8.008          0
                             2010        $ 8.008      $ 8.346          0
                             2011        $ 8.346      $ 7.858          0
                             2012        $ 7.858      $ 9.009          0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.661          0
                             2009        $ 6.661      $11.624          0
                             2010        $11.624      $14.161          0
                             2011        $14.161      $ 9.338          0
                             2012        $ 9.338      $10.298          0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.178          0
                             2005        $11.178      $11.983          0
                             2006        $11.983      $13.438          0
                             2007        $13.438      $14.032          0
                             2008        $14.032      $ 9.859          0
                             2009        $ 9.859      $12.771          0
                             2010        $12.771      $14.358          0
                             2011        $14.358      $13.575          0
                             2012        $13.575      $14.656          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.884          0
                             2006        $10.884      $12.927          0
                             2007        $12.927      $11.826          0
                             2008        $11.826      $ 7.384          0
                             2009        $ 7.384      $ 6.970          0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $10.507          0
                             2005        $10.507      $11.025          0
                             2006        $11.025      $11.863          0
                             2007        $11.863      $12.748          0
                             2008        $12.748      $10.428          0
                             2009        $10.428      $12.762          0
                             2010        $12.762      $13.446          0
                             2011        $13.446      $13.282          0
                             2012        $13.282      $14.673          0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.192          0
                             2005        $11.192      $11.587          0
                             2006        $11.587      $13.332          0
                             2007        $13.332      $15.362          0
                             2008        $15.362      $14.400          0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.364          0
                             2005        $11.364      $12.465          0
                             2006        $12.465      $13.256          0
                             2007        $13.256      $17.648          0
                             2008        $17.648      $ 9.577          0
                             2009        $ 9.577      $13.627          0
                             2010        $13.627      $14.140          0
                             2011        $14.140      $12.824          0
                             2012        $12.824      $15.478          0
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2004        $10.000      $11.213          0
                             2005        $11.213      $12.121          0
                             2006        $12.121      $13.085          0
                             2007        $13.085      $13.531          0
                             2008        $13.531      $ 8.407          0
                             2009        $ 8.407      $10.040          0
                             2010        $10.040      $10.735          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.430          0
                             2008        $ 9.430      $ 5.828          0
                             2009        $ 5.828      $ 7.347          0
                             2010        $ 7.347      $ 8.348          0
                             2011        $ 8.348      $ 7.632          0
                             2012        $ 7.632      $ 8.550          0
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                             2007        $10.000      $ 9.668          0
                             2008        $ 9.668      $ 6.065          0
                             2009        $ 6.065      $ 7.358          0
                             2010        $ 7.358      $ 7.849          0
                             2011        $ 7.849      $ 8.029          0
                             2012        $ 8.029      $ 9.115          0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2004        $10.000      $10.210          0
                             2005        $10.210      $10.320          0
                             2006        $10.320      $11.856          0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2004        $10.000      $10.306          0
                             2005        $10.306      $10.640          0
                             2006        $10.640      $12.210          0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2004        $10.000      $10.534          0
                             2005        $10.534      $10.476          0
                             2006        $10.476      $11.230          0
                             2007        $11.230      $11.111          0
                             2008        $11.111      $ 7.724          0
                             2009        $ 7.724      $10.931          0
                             2010        $10.931      $12.186          0
                             2011        $12.186      $12.334          0
                             2012        $12.334      $13.753          0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2004        $10.000      $10.355          0
                             2005        $10.355      $10.519          0
                             2006        $10.519      $11.000          0
                             2007        $11.000      $11.900          0
                             2008        $11.900      $ 7.307          0
                             2009        $ 7.307      $ 9.905          0
                             2010        $ 9.905      $10.826          0
                             2011        $10.826      $10.589          0
                             2012        $10.589      $12.040          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2004        $10.000      $10.690          0
                             2005        $10.690      $11.150          0
                             2006        $11.150      $12.246          0
                             2007        $12.246      $13.129          0
                             2008        $13.129      $ 8.539          0
                             2009        $ 8.539      $10.531          0
                             2010        $10.531      $11.380          0
                             2011        $11.380      $10.822          0
                             2012        $10.822      $12.531          0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2004        $10.000      $ 9.834          0
                             2005        $ 9.834      $10.067          0
                             2006        $10.067      $11.079          0
                             2007        $11.079      $11.038          0
                             2008        $11.038      $ 6.505          0
                             2009        $ 6.505      $10.328          0
                             2010        $10.328      $13.683          0
                             2011        $13.683      $11.935          0
                             2012        $11.935      $14.060          0
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2004        $10.000      $10.664          0
                             2005        $10.664      $10.663          0
                             2006        $10.663      $11.599          0
                             2007        $11.599      $11.747          0
                             2008        $11.747      $ 8.892          0
                             2009        $ 8.892      $10.201          0
                             2010        $10.201      $10.899          0
                             2011        $10.899      $10.790          0
                             2012        $10.790      $11.664          0
MFS(R) VALUE SERIES - SERVICE CLASS
                             2004        $10.000      $11.051          0
                             2005        $11.051      $11.467          0
                             2006        $11.467      $13.467          0
                             2007        $13.467      $14.118          0
                             2008        $14.118      $ 9.253          0
                             2009        $ 9.253      $11.041          0
                             2010        $11.041      $11.967          0
                             2011        $11.967      $11.608          0
                             2012        $11.608      $13.108          0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $10.000      $11.264          0
                             2005        $11.264      $12.521          0
                             2006        $12.521      $14.322          0
                             2007        $14.322      $14.803          0
                             2008        $14.803      $ 8.607          0
                             2009        $ 8.607      $11.689          0
                             2010        $11.689      $13.180          0
                             2011        $13.180      $11.749          0
                             2012        $11.749      $13.847          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $10.000      $11.198          0
                             2005        $11.198      $11.974          0
                             2006        $11.974      $13.380          0
                             2007        $13.380      $12.855          0
                             2008        $12.855      $ 7.766          0
                             2009        $ 7.766      $10.359          0
                             2010        $10.359      $12.423          0
                             2011        $12.423      $11.818          0
                             2012        $11.818      $13.551          0
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.627          0
                             2006        $11.627      $11.637          0
                             2007        $11.637      $12.023          0
                             2008        $12.023      $ 5.950          0
                             2009        $ 5.950      $ 7.669          0
                             2010        $ 7.669      $ 9.504          0
                             2011        $ 9.504      $ 9.340          0
                             2012        $ 9.340      $10.572          0
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.267          0
                             2005        $10.267      $10.521          0
                             2006        $10.521      $10.478          0
                             2007        $10.478      $10.580          0
                             2008        $10.580      $10.065          0
                             2009        $10.065      $11.341          0
                             2010        $11.341      $11.992          0
                             2011        $11.992      $12.477          0
                             2012        $12.477      $13.477          0
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $ 9.849          0
                             2005        $ 9.849      $ 9.864          0
                             2006        $ 9.864      $10.057          0
                             2007        $10.057      $10.277          0
                             2008        $10.277      $10.241          0
                             2009        $10.241      $ 9.991          0
                             2010        $ 9.991      $ 9.741          0
                             2011        $ 9.741      $ 9.499          0
                             2012        $ 9.499      $ 9.262          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.479          0
                             2005        $10.479      $10.425          0
                             2006        $10.425      $10.232          0
                             2007        $10.232      $11.035          0
                             2008        $11.035      $ 9.996          0
                             2009        $ 9.996      $11.533          0
                             2010        $11.533      $12.151          0
                             2011        $12.151      $13.224          0
                             2012        $13.224      $14.015          0
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2004        $10.000      $10.169          0
                             2005        $10.169      $10.152          0
                             2006        $10.152      $10.276          0
                             2007        $10.276      $10.890          0
                             2008        $10.890      $11.124          0
                             2009        $11.124      $12.366          0
                             2010        $12.366      $13.028          0
                             2011        $13.028      $13.156          0
                             2012        $13.156      $14.049          0
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.717          0
                             2005        $10.717      $10.730          0
                             2006        $10.730      $11.587          0
                             2007        $11.587      $10.789          0
                             2008        $10.789      $ 7.235          0
                             2009        $ 7.235      $ 6.954          0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2004        $10.000      $11.105          0
                             2005        $11.105      $10.332          0
                             2006        $10.332      $11.214          0
                             2007        $11.214      $11.618          0
                             2008        $11.618      $10.492          0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2004        $10.000      $10.374          0
                             2005        $10.374      $10.680          0
                             2006        $10.680      $11.379          0
                             2007        $11.379      $12.473          0
                             2008        $12.473      $ 6.970          0
                             2009        $ 6.970      $ 9.631          0
                             2010        $ 9.631      $10.887          0
                             2011        $10.887      $10.755          0
                             2012        $10.755      $12.356          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2004        $10.000      $10.983          0
                             2005        $10.983      $11.099          0
                             2006        $11.099      $12.834          0
                             2007        $12.834      $12.884          0
                             2008        $12.884      $ 8.002          0
                             2009        $ 8.002      $ 9.767          0
                             2010        $ 9.767      $10.921          0
                             2011        $10.921      $10.535          0
                             2012        $10.535      $12.003          0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.268          0
                             2005        $10.268      $11.556          0
                             2006        $11.556      $11.691          0
                             2007        $11.691      $13.860          0
                             2008        $13.860      $ 6.841          0
                             2009        $ 6.841      $11.009          0
                             2010        $11.009      $13.155          0
                             2011        $13.155      $12.430          0
                             2012        $12.430      $13.815          0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $10.000      $12.711          0
                             2005        $12.711      $14.462          0
                             2006        $14.462      $19.404          0
                             2007        $19.404      $15.641          0
                             2008        $15.641      $ 9.441          0
                             2009        $ 9.441      $11.821          0
                             2010        $11.821      $14.922          0
                             2011        $14.922      $15.365          0
                             2012        $15.365      $17.312          0
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2004        $10.000      $11.972          0
                             2005        $11.972      $15.401          0
                             2006        $15.401      $20.937          0
                             2007        $20.937      $28.074          0
                             2008        $28.074      $ 9.634          0
                             2009        $ 9.634      $20.016          0
                             2010        $20.016      $24.741          0
                             2011        $24.741      $17.905          0
                             2012        $17.905      $22.649          0
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2004        $10.000      $12.317          0
                             2005        $12.317      $18.207          0
                             2006        $18.207      $22.090          0
                             2007        $22.090      $31.287          0
                             2008        $31.287      $16.425          0
                             2009        $16.425      $25.215          0
                             2010        $25.215      $31.756          0
                             2011        $31.756      $25.856          0
                             2012        $25.856      $26.048          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2004        $10.000      $ 9.808          0
                             2005        $ 9.808      $ 9.578          0
                             2006        $ 9.578      $10.142          0
                             2007        $10.142      $10.283          0
                             2008        $10.283      $ 8.708          0
                             2009        $ 8.708      $ 9.663          0
                             2010        $ 9.663      $ 9.885          0
                             2011        $ 9.885      $ 9.414          0
                             2012        $ 9.414      $ 9.296          0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
FORMERLY, LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
PORTFOLIO - CLASS II SHARES
                             2004        $10.000      $10.751          0
                             2005        $10.751      $10.849          0
                             2006        $10.849      $11.667          0
                             2007        $11.667      $11.330          0
                             2008        $11.330      $ 7.631          0
                             2009        $ 7.631      $11.515          0
                             2010        $11.515      $12.871          0
                             2011        $12.871      $12.703          0
                             2012        $12.703      $14.616          0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.45% and an administrative expense charge of 0.10%.

                --------------------------------
                    LINCOLN BENEFIT LIFE
                    VARIABLE ANNUITY
                    ACCOUNT
                    Financial Statements as of December 31,
                    2012 and for the years ended December 31, 2012 and 2011, and Report of Independent
                    Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account as of December 31, 2012, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, IL

April 1, 2013

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012
--------------------------------------------------------------------------------

                             THE ALGER    THE ALGER   THE ALGER   THE ALGER   THE ALGER   THE ALGER
                             PORTFOLIOS  PORTFOLIOS  PORTFOLIOS  PORTFOLIOS  PORTFOLIOS   PORTFOLIOS
                            (CLASS 1-2)  (CLASS 1-2) (CLASS 1-2) (CLASS 1-2) (CLASS 1-2)  (CLASS S)
                            SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ------------ ----------- ----------- ----------- ----------- ------------
                               ALGER        ALGER       ALGER       ALGER       ALGER       ALGER
                              CAPITAL     GROWTH &    LARGE CAP    MID CAP    SMALL CAP    CAPITAL
                            APPRECIATION   INCOME      GROWTH      GROWTH      GROWTH    APPRECIATION
                            (CLASS 1-2)  (CLASS 1-2) (CLASS 1-2) (CLASS 1-2) (CLASS 1-2)  (CLASS S)
                            ------------ ----------- ----------- ----------- ----------- ------------
ASSETS
Investments, at fair value.  $9,377,682  $5,012,255  $4,775,531  $10,224,851 $5,756,395   $3,996,763
                             ----------  ----------  ----------  ----------- ----------   ----------
   Total assets............  $9,377,682  $5,012,255  $4,775,531  $10,224,851 $5,756,395   $3,996,763
                             ==========  ==========  ==========  =========== ==========   ==========
NET ASSETS
Accumulation units.........  $9,348,860  $4,953,618  $4,752,797  $10,170,815 $5,680,659   $3,996,763
Contracts in payout
  (annuitization) period...      28,822      58,637      22,734       54,036     75,736           --
                             ----------  ----------  ----------  ----------- ----------   ----------
   Total net assets........  $9,377,682  $5,012,255  $4,775,531  $10,224,851 $5,756,395   $3,996,763
                             ==========  ==========  ==========  =========== ==========   ==========
FUND SHARE
  INFORMATION
Number of shares...........     154,213     429,499     101,998      754,602    207,214       67,218
                             ==========  ==========  ==========  =========== ==========   ==========
Cost of investments........  $6,252,490  $4,525,286  $4,192,903  $12,700,326 $5,231,432   $3,183,904
                             ==========  ==========  ==========  =========== ==========   ==========
ACCUMULATION UNIT
  VALUE
   Lowest..................  $    10.18  $     8.27  $     7.72  $     10.70 $     8.75   $    16.10
                             ==========  ==========  ==========  =========== ==========   ==========
   Highest.................  $    26.37  $    16.05  $    15.03  $     20.27 $    14.92   $    18.20
                             ==========  ==========  ==========  =========== ==========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012
--------------------------------------------------------------------------------

                                                  DWS         DWS
                                              INVESTMENTS INVESTMENTS
                       THE ALGER   THE ALGER   VARIABLE    VARIABLE
                      PORTFOLIOS  PORTFOLIOS   INSURANCE   INSURANCE         DWS               DWS
                       (CLASS S)   (CLASS S)  TRUST FUNDS TRUST FUNDS VARIABLE SERIES I VARIABLE SERIES I
                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                      ----------- ----------- ----------- ----------- ----------------- -----------------
                         ALGER       ALGER                                                     DWS
                       LARGE CAP    MID CAP       DWS         DWS                             CORE
                        GROWTH      GROWTH    EQUITY 500   SMALL CAP         DWS             EQUITY
                       (CLASS S)   (CLASS S)  INDEX VIP B INDEX VIP B    BOND VIP A           VIP A
                      ----------- ----------- ----------- ----------- ----------------- -----------------
ASSETS
Investments, at fair
  value.............. $4,995,943  $5,850,923  $1,558,655   $592,365      $4,632,792        $1,019,462
                      ----------  ----------  ----------   --------      ----------        ----------
   Total assets...... $4,995,943  $5,850,923  $1,558,655   $592,365      $4,632,792        $1,019,462
                      ==========  ==========  ==========   ========      ==========        ==========
NET ASSETS
Accumulation units... $4,995,443  $5,850,923  $1,558,655   $592,365      $4,589,005        $1,019,462
Contracts in payout
  (annuitization)
  period.............        500          --          --         --          43,787                --
                      ----------  ----------  ----------   --------      ----------        ----------
   Total net assets.. $4,995,943  $5,850,923  $1,558,655   $592,365      $4,632,792        $1,019,462
                      ==========  ==========  ==========   ========      ==========        ==========
FUND SHARE
  INFORMATION
Number of shares.....    107,532     448,347     103,910     43,717         786,552           119,515
                      ==========  ==========  ==========   ========      ==========        ==========
Cost of investments.. $3,800,735  $6,834,905  $1,246,980   $537,800      $5,004,436        $  910,050
                      ==========  ==========  ==========   ========      ==========        ==========
ACCUMULATION
  UNIT VALUE
   Lowest............ $    10.89  $    10.52  $    14.64   $  18.37      $    13.44        $     9.83
                      ==========  ==========  ==========   ========      ==========        ==========
   Highest........... $    15.64  $    11.90  $    15.84   $  19.88      $    17.53        $    11.68
                      ==========  ==========  ==========   ========      ==========        ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012
--------------------------------------------------------------------------------

                                DWS           DWS           DWS        FEDERATED    FEDERATED   FEDERATED
                              VARIABLE     VARIABLE      VARIABLE      INSURANCE    INSURANCE   INSURANCE
                              SERIES I     SERIES I      SERIES II      SERIES       SERIES      SERIES
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                            ------------ ------------- ------------- ------------- ----------- -----------
                                DWS                         DWS        FEDERATED    FEDERATED   FEDERATED
                            GLOBAL SMALL      DWS      GLOBAL INCOME FUND FOR U.S.    HIGH       MANAGED
                             CAP GROWTH  INTERNATIONAL    BUILDER     GOVERNMENT   INCOME BOND VOLATILITY
                               VIP A         VIP A       VIP A II    SECURITIES II   FUND II     FUND II
                            ------------ ------------- ------------- ------------- ----------- -----------
ASSETS
Investments, at fair value.  $4,949,637   $1,773,441    $3,457,668    $12,590,790  $12,489,879 $3,683,318
                             ----------   ----------    ----------    -----------  ----------- ----------
   Total assets............  $4,949,637   $1,773,441    $3,457,668    $12,590,790  $12,489,879 $3,683,318
                             ==========   ==========    ==========    ===========  =========== ==========
NET ASSETS
Accumulation units.........  $4,927,784   $1,770,488    $3,363,461    $12,344,697  $12,451,994 $3,619,840
Contracts in payout
  (annuitization) period...      21,853        2,953        94,207        246,093       37,885     63,478
                             ----------   ----------    ----------    -----------  ----------- ----------
   Total net assets........  $4,949,637   $1,773,441    $3,457,668    $12,590,790  $12,489,879 $3,683,318
                             ==========   ==========    ==========    ===========  =========== ==========
FUND SHARE
  INFORMATION
Number of shares...........     359,190      222,794       144,672      1,090,112    1,741,964    385,284
                             ==========   ==========    ==========    ===========  =========== ==========
Cost of investments........  $4,698,169   $2,191,498    $3,056,316    $12,383,840  $11,860,947 $3,512,865
                             ==========   ==========    ==========    ===========  =========== ==========
ACCUMULATION UNIT
  VALUE
   Lowest..................  $    12.57   $     6.98    $    11.96    $     15.01  $     18.56 $    11.16
                             ==========   ==========    ==========    ===========  =========== ==========
   Highest.................  $    24.30   $    10.49    $    12.47    $     20.09  $     28.26 $    20.72
                             ==========   ==========    ==========    ===========  =========== ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012
--------------------------------------------------------------------------------

                        FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                        VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                        INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                      PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                      ------------- ------------- ------------- ------------- ------------- -------------
                        VIP ASSET        VIP           VIP           VIP                      VIP MONEY
                         MANAGER     CONTRAFUND   EQUITY-INCOME    GROWTH     VIP INDEX 500    MARKET
                      ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair
  value..............  $4,999,164    $35,521,407   $16,894,146   $14,263,483   $22,325,172   $21,680,822
                       ----------    -----------   -----------   -----------   -----------   -----------
   Total assets......  $4,999,164    $35,521,407   $16,894,146   $14,263,483   $22,325,172   $21,680,822
                       ==========    ===========   ===========   ===========   ===========   ===========
NET ASSETS
Accumulation
  units..............  $4,970,568    $35,251,956   $16,765,299   $14,187,339   $22,200,588   $21,614,048
Contracts in payout
  (annuitization)
  period.............      28,596        269,451       128,847        76,144       124,584        66,774
                       ----------    -----------   -----------   -----------   -----------   -----------
   Total net
     assets..........  $4,999,164    $35,521,407   $16,894,146   $14,263,483   $22,325,172   $21,680,822
                       ==========    ===========   ===========   ===========   ===========   ===========
FUND SHARE
  INFORMATION
Number of shares.....     329,543      1,343,472       847,249       339,203       154,052    21,680,822
                       ==========    ===========   ===========   ===========   ===========   ===========
Cost of
  investments........  $4,794,488    $33,179,009   $18,416,804   $12,261,201   $19,832,027   $21,680,822
                       ==========    ===========   ===========   ===========   ===========   ===========
ACCUMULATION
  UNIT VALUE
   Lowest............  $    12.51    $     14.21   $     13.43   $      7.42   $      9.81   $     10.59
                       ==========    ===========   ===========   ===========   ===========   ===========
   Highest...........  $    22.72    $     31.37   $     30.71   $     27.14   $     14.54   $     14.22
                       ==========    ===========   ===========   ===========   ===========   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012
--------------------------------------------------------------------------------

                                        FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                        FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                        VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                        INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                      PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                       SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                      ------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                        VIP ASSET                              VIP
                           VIP           MANAGER       VIP CONTRAFUND     EQUITY-INCOME      VIP GROWTH       VIP INDEX 500
                        OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                      ------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value..............  $8,292,592      $2,836,657        $19,601,723       $16,601,144       $7,142,731        $22,284,495
                       ----------      ----------        -----------       -----------       ----------        -----------
   Total assets......  $8,292,592      $2,836,657        $19,601,723       $16,601,144       $7,142,731        $22,284,495
                       ==========      ==========        ===========       ===========       ==========        ===========
NET ASSETS
Accumulation
  units..............  $8,171,788      $2,836,657        $19,601,723       $16,586,993       $7,142,731        $22,271,409
Contracts in payout
  (annuitization)
  period.............     120,804              --                 --            14,151               --             13,086
                       ----------      ----------        -----------       -----------       ----------        -----------
   Total net
     assets..........  $8,292,592      $2,836,657        $19,601,723       $16,601,144       $7,142,731        $22,284,495
                       ==========      ==========        ===========       ===========       ==========        ===========
FUND SHARE
  INFORMATION
Number of shares.....     515,388         190,124            753,912           846,134          171,535            155,130
                       ==========      ==========        ===========       ===========       ==========        ===========
Cost of
  investments........  $9,040,507      $2,648,268        $19,961,802       $18,048,162       $5,595,786        $20,161,343
                       ==========      ==========        ===========       ===========       ==========        ===========
ACCUMULATION
  UNIT VALUE
   Lowest............  $     9.24      $    11.81        $     14.12       $     11.09       $    10.58        $     11.51
                       ==========      ==========        ===========       ===========       ==========        ===========
   Highest...........  $    18.44      $    13.35        $     15.96       $     12.82       $    15.47        $     13.02
                       ==========      ==========        ===========       ===========       ==========        ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012
--------------------------------------------------------------------------------

                          FIDELITY          FIDELITY          FIDELITY
                          VARIABLE          VARIABLE          VARIABLE
                          INSURANCE         INSURANCE         INSURANCE      GOLDMAN SACHS   GOLDMAN SACHS      INVESCO
                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND      VARIABLE        VARIABLE       INVESTMENT
                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) INSURANCE TRUST INSURANCE TRUST    SERVICES
                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                      ----------------- ----------------- ----------------- --------------- --------------- ---------------
                                                                                                  VIT           INVESCO
                       VIP INVESTMENT       VIP MONEY                        VIT STRATEGIC    STRUCTURED    VAN KAMPEN V.I.
                         GRADE BOND          MARKET         VIP OVERSEAS     INTERNATIONAL     SMALL CAP       AMERICAN
                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)     EQUITY          EQUITY         FRANCHISE
                      ----------------- ----------------- ----------------- --------------- --------------- ---------------
ASSETS
Investments, at fair
  value..............    $29,135,335       $28,324,969       $17,246,254      $  905,046      $1,043,828       $339,953
                         -----------       -----------       -----------      ----------      ----------       --------
   Total assets......    $29,135,335       $28,324,969       $17,246,254      $  905,046      $1,043,828       $339,953
                         ===========       ===========       ===========      ==========      ==========       ========
NET ASSETS
Accumulation units...    $29,094,559       $28,324,969       $17,246,254      $  899,956      $1,015,310       $339,953
Contracts in payout
  (annuitization)
  period.............         40,776                --                --           5,090          28,518             --
                         -----------       -----------       -----------      ----------      ----------       --------
   Total net assets..    $29,135,335       $28,324,969       $17,246,254      $  905,046      $1,043,828       $339,953
                         ===========       ===========       ===========      ==========      ==========       ========
FUND SHARE
  INFORMATION
Number of shares.....      2,277,978        28,324,969         1,081,270         105,853          82,127          9,370
                         ===========       ===========       ===========      ==========      ==========       ========
Cost of investments..    $28,575,725       $28,324,969       $18,852,942      $1,013,443      $  912,713       $347,974
                         ===========       ===========       ===========      ==========      ==========       ========
ACCUMULATION
  UNIT VALUE
   Lowest............    $     12.13       $      9.22       $     11.28      $    10.01      $    18.83       $   8.45
                         ===========       ===========       ===========      ==========      ==========       ========
   Highest...........    $     15.74       $     10.43       $     14.15      $    10.28      $    19.33       $   8.88
                         ===========       ===========       ===========      ==========      ==========       ========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012
--------------------------------------------------------------------------------

                                                                        INVESCO         INVESCO         INVESCO
                          INVESCO         INVESCO        INVESCO      INVESTMENT      INVESTMENT      INVESTMENT
                        INVESTMENT      INVESTMENT     INVESTMENT      SERVICES        SERVICES        SERVICES
                         SERVICES        SERVICES       SERVICES       SERIES II       SERIES II       SERIES II
                        SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                      --------------- --------------- ------------- --------------- --------------- ---------------
                          INVESCO         INVESCO                       INVESCO         INVESCO         INVESCO
                      VAN KAMPEN V.I. VAN KAMPEN V.I.               VAN KAMPEN V.I. VAN KAMPEN V.I. VAN KAMPEN V.I.
                         AMERICAN          VALUE      INVESCO V. I.    AMERICAN       GROWTH AND        MID CAP
                           VALUE       OPPORTUNITIES   HIGH YIELD    FRANCHISE II      INCOME II       GROWTH II
                      --------------- --------------- ------------- --------------- --------------- ---------------
ASSETS
Investments, at fair
  value..............   $14,063,234     $5,826,419     $2,114,674     $1,084,325      $23,807,884     $4,685,579
                        -----------     ----------     ----------     ----------      -----------     ----------
   Total assets......   $14,063,234     $5,826,419     $2,114,674     $1,084,325      $23,807,884     $4,685,579
                        ===========     ==========     ==========     ==========      ===========     ==========
NET ASSETS
Accumulation
  units..............   $13,974,697     $5,825,772     $2,105,976     $1,084,325      $23,773,201     $4,678,871
Contracts in payout
  (annuitization)
  period.............        88,537            647          8,698             --           34,683          6,708
                        -----------     ----------     ----------     ----------      -----------     ----------
   Total net
     assets..........   $14,063,234     $5,826,419     $2,114,674     $1,084,325      $23,807,884     $4,685,579
                        ===========     ==========     ==========     ==========      ===========     ==========
FUND SHARE
  INFORMATION
Number of shares.....       943,208        820,622        376,947         30,501        1,188,611      1,198,358
                        ===========     ==========     ==========     ==========      ===========     ==========
Cost of
  investments........   $13,217,744     $6,608,412     $1,985,719     $1,111,942      $21,422,593     $4,551,182
                        ===========     ==========     ==========     ==========      ===========     ==========
ACCUMULATION
  UNIT VALUE
   Lowest............   $     16.37     $     9.61     $    15.30     $     8.65      $     12.10     $    12.94
                        ===========     ==========     ==========     ==========      ===========     ==========
   Highest...........   $     21.75     $    10.41     $    17.40     $     9.78      $     14.44     $    14.82
                        ===========     ==========     ==========     ==========      ===========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012
--------------------------------------------------------------------------------

                                INVESCO         INVESCO       INVESCO       INVESCO
                               INVESTMENT     INVESTMENT    INVESTMENT    INVESTMENT
                                SERVICES       SERVICES      SERVICES      SERVICES      J.P. MORGAN   JANUS ASPEN
                               SERIES II       SERIES II     SERIES II     SERIES II   SERIES TRUST II   SERIES
                              SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                            ---------------- ------------- ------------- ------------- --------------- -----------
                                INVESCO
                            VAN KAMPEN V.I.  INVESCO V. I. INVESCO V. I. INVESCO V. I.   JPMORGAN IT
                                 VALUE           CORE       GOVERNMENT   MID CAP CORE     SMALL CAP
                            OPPORTUNITIES II   EQUITY II   SECURITIES II   EQUITY II   CORE PORTFOLIO   BALANCED
                            ---------------- ------------- ------------- ------------- --------------- -----------
ASSETS
Investments, at fair value.    $4,275,418     $3,923,451    $5,551,861    $7,606,438      $959,573     $24,781,425
                               ----------     ----------    ----------    ----------      --------     -----------
   Total assets............    $4,275,418     $3,923,451    $5,551,861    $7,606,438      $959,573     $24,781,425
                               ==========     ==========    ==========    ==========      ========     ===========
NET ASSETS
Accumulation units.........    $4,275,418     $3,923,451    $5,532,561    $7,606,438      $955,844     $24,514,407
Contracts in payout
  (annuitization) period...            --             --        19,300            --         3,729         267,018
                               ----------     ----------    ----------    ----------      --------     -----------
   Total net assets........    $4,275,418     $3,923,451    $5,551,861    $7,606,438      $959,573     $24,781,425
                               ==========     ==========    ==========    ==========      ========     ===========
FUND SHARE
  INFORMATION
Number of shares...........       604,727        131,395       451,738       604,645        56,479         912,088
                               ==========     ==========    ==========    ==========      ========     ===========
Cost of investments........    $4,690,097     $3,208,074    $5,351,373    $7,229,991      $784,181     $22,664,864
                               ==========     ==========    ==========    ==========      ========     ===========
ACCUMULATION UNIT
  VALUE
   Lowest..................    $     8.89     $    10.81    $    10.89    $    12.36      $  17.04     $     14.98
                               ==========     ==========    ==========    ==========      ========     ===========
   Highest.................    $    10.05     $    11.85    $    12.32    $    13.97      $  17.49     $     42.72
                               ==========     ==========    ==========    ==========      ========     ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012
--------------------------------------------------------------------------------

                                                                                      JANUS ASPEN
                      JANUS ASPEN  JANUS ASPEN  JANUS ASPEN JANUS ASPEN JANUS ASPEN      SERIES
                        SERIES       SERIES       SERIES      SERIES      SERIES    (SERVICE SHARES)
                      SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                      ----------- ------------- ----------- ----------- ----------- ----------------
                                                   FORTY       JANUS                    BALANCED
                      ENTERPRISE  FLEXIBLE BOND  PORTFOLIO   PORTFOLIO   WORLDWIDE  (SERVICE SHARES)
                      ----------- ------------- ----------- ----------- ----------- ----------------
ASSETS
Investments, at fair
  value.............. $12,925,446  $12,269,425  $2,538,515  $10,611,536 $10,765,306    $6,758,768
                      -----------  -----------  ----------  ----------- -----------    ----------
   Total assets...... $12,925,446  $12,269,425  $2,538,515  $10,611,536 $10,765,306    $6,758,768
                      ===========  ===========  ==========  =========== ===========    ==========
NET ASSETS
Accumulation units... $12,815,325  $12,218,220  $2,538,515  $10,510,924 $10,620,508    $6,758,768
Contracts in payout
  (annuitization)
  period.............     110,121       51,205          --      100,612     144,798            --
                      -----------  -----------  ----------  ----------- -----------    ----------
   Total net assets.. $12,925,446  $12,269,425  $2,538,515  $10,611,536 $10,765,306    $6,758,768
                      ===========  ===========  ==========  =========== ===========    ==========
FUND SHARE
  INFORMATION
Number of shares.....     288,708      973,764      61,991      401,192     350,205       237,817
                      ===========  ===========  ==========  =========== ===========    ==========
Cost of investments.. $ 9,621,425  $11,796,733  $1,816,631  $ 9,528,123 $10,440,582    $6,393,240
                      ===========  ===========  ==========  =========== ===========    ==========
ACCUMULATION
  UNIT VALUE
   Lowest............ $      7.04  $     18.82  $    16.27  $      7.22 $      6.21    $    14.47
                      ===========  ===========  ==========  =========== ===========    ==========
   Highest........... $     37.92  $     29.94  $    17.46  $     26.02 $     25.41    $    16.36
                      ===========  ===========  ==========  =========== ===========    ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012
--------------------------------------------------------------------------------

                        JANUS ASPEN      JANUS ASPEN      JANUS ASPEN      JANUS ASPEN       LAZARD       LAZARD
                           SERIES           SERIES           SERIES           SERIES       RETIREMENT   RETIREMENT
                      (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) SERIES, INC. SERIES, INC.
                        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                      ---------------- ---------------- ---------------- ---------------- ------------ -------------
                                                            PERKINS
                                                         MID CAP VALUE                      EMERGING
                      FORTY PORTFOLIO      OVERSEAS        PORTFOLIO        WORLDWIDE       MARKETS    INTERNATIONAL
                      (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES)    EQUITY       EQUITY
                      ---------------- ---------------- ---------------- ---------------- ------------ -------------
ASSETS
Investments, at fair
  value..............    $4,330,413       $5,692,623      $10,989,224        $766,028      $4,240,768    $733,652
                         ----------       ----------      -----------        --------      ----------    --------
   Total assets......    $4,330,413       $5,692,623      $10,989,224        $766,028      $4,240,768    $733,652
                         ==========       ==========      ===========        ========      ==========    ========
NET ASSETS
Accumulation units...    $4,330,413       $5,692,623      $10,989,224        $766,028      $4,171,058    $733,652
Contracts in payout
  (annuitization)
  period.............            --               --               --              --          69,710          --
                         ----------       ----------      -----------        --------      ----------    --------
   Total net assets..    $4,330,413       $5,692,623      $10,989,224        $766,028      $4,240,768    $733,652
                         ==========       ==========      ===========        ========      ==========    ========
FUND SHARE
  INFORMATION
Number of shares.....       107,508          153,730          705,795          25,265         190,854      65,976
                         ==========       ==========      ===========        ========      ==========    ========
Cost of investments..    $3,403,799       $7,249,191      $10,446,973        $658,139      $3,509,005    $722,199
                         ==========       ==========      ===========        ========      ==========    ========
ACCUMULATION
  UNIT VALUE
   Lowest............    $    15.27       $    10.16      $     14.46        $   8.93      $    37.73    $  11.38
                         ==========       ==========      ===========        ========      ==========    ========
   Highest...........    $    17.26       $    14.23      $     16.34        $  10.79      $    43.83    $  11.69
                         ==========       ==========      ===========        ========      ==========    ========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012
--------------------------------------------------------------------------------

                         LEGG MASON        LEGG MASON        LEGG MASON
                      PARTNERS VARIABLE PARTNERS VARIABLE PARTNERS VARIABLE  MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                        INCOME TRUST      INCOME TRUST    PORTFOLIOS I, INC INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST
                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                      ----------------- ----------------- ----------------- --------------- --------------- ---------------
                         LEGG MASON                          LEGG MASON
                         CLEARBRIDGE                         CLEARBRIDGE
                          VARIABLE        WESTERN ASSET       VARIABLE
                         FUNDAMENTAL     VARIABLE GLOBAL      LARGE CAP
                           ALL CAP         HIGH YIELD           VALUE                        MFS INVESTORS      MFS NEW
                      VALUE PORTFOLIO I BOND PORTFOLIO II    PORTFOLIO I      MFS GROWTH         TRUST         DISCOVERY
                      ----------------- ----------------- ----------------- --------------- --------------- ---------------
ASSETS
Investments, at fair
  value..............    $3,552,650        $14,115,027       $6,510,842       $2,790,794      $1,791,915      $5,770,420
                         ----------        -----------       ----------       ----------      ----------      ----------
   Total assets......    $3,552,650        $14,115,027       $6,510,842       $2,790,794      $1,791,915      $5,770,420
                         ==========        ===========       ==========       ==========      ==========      ==========
NET ASSETS
Accumulation
  units..............    $3,524,909        $14,115,027       $6,480,678       $2,760,838      $1,789,526      $5,769,145
Contracts in payout
  (annuitization)
  period.............        27,741                 --           30,164           29,956           2,389           1,275
                         ----------        -----------       ----------       ----------      ----------      ----------
   Total net
     assets..........    $3,552,650        $14,115,027       $6,510,842       $2,790,794      $1,791,915      $5,770,420
                         ==========        ===========       ==========       ==========      ==========      ==========
FUND SHARE
  INFORMATION
Number of shares.....       172,710          1,702,657          422,508           96,802          78,147         367,075
                         ==========        ===========       ==========       ==========      ==========      ==========
Cost of
  investments........    $3,814,213        $14,499,007       $5,886,993       $2,104,268      $1,451,789      $5,246,236
                         ==========        ===========       ==========       ==========      ==========      ==========
ACCUMULATION
  UNIT VALUE
   Lowest............    $     8.48        $     14.42       $     9.04       $     7.07      $    10.54      $    11.98
                         ==========        ===========       ==========       ==========      ==========      ==========
   Highest...........    $     9.17        $     16.30       $    13.92       $    15.07      $    13.31      $    26.87
                         ==========        ===========       ==========       ==========      ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012
--------------------------------------------------------------------------------

                                                       MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                       MFS VARIABLE    MFS VARIABLE   INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST
                      INSURANCE TRUST INSURANCE TRUST (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                      --------------- --------------- --------------- --------------- --------------- ---------------
                                                                       MFS INVESTOR    MFS INVESTORS      MFS NEW
                                         MFS TOTAL    MFS HIGH INCOME  GROWTH STOCK        TRUST         DISCOVERY
                       MFS RESEARCH       RETURN      (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                      --------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments, at fair
  value..............   $2,974,415      $11,736,272     $6,030,852      $7,629,968      $1,550,627      $4,538,104
                        ----------      -----------     ----------      ----------      ----------      ----------
   Total assets......   $2,974,415      $11,736,272     $6,030,852      $7,629,968      $1,550,627      $4,538,104
                        ==========      ===========     ==========      ==========      ==========      ==========
NET ASSETS
Accumulation
  units..............   $2,960,640      $11,717,322     $6,017,976      $7,629,968      $1,550,627      $4,500,810
Contracts in payout
  (annuitization)
  period.............       13,775           18,950         12,876              --              --          37,294
                        ----------      -----------     ----------      ----------      ----------      ----------
   Total net
     assets..........   $2,974,415      $11,736,272     $6,030,852      $7,629,968      $1,550,627      $4,538,104
                        ==========      ===========     ==========      ==========      ==========      ==========
FUND SHARE
  INFORMATION
Number of shares.....      136,129          585,350        690,029         639,561          68,070         302,339
                        ==========      ===========     ==========      ==========      ==========      ==========
Cost of
  investments........   $2,509,100      $11,135,723     $6,059,866      $6,184,980      $1,266,274      $4,371,026
                        ==========      ===========     ==========      ==========      ==========      ==========
ACCUMULATION
  UNIT VALUE
   Lowest............   $     9.34      $     15.24     $    13.57      $    11.88      $    12.36      $    13.80
                        ==========      ===========     ==========      ==========      ==========      ==========
   Highest...........   $    14.34      $     17.98     $    15.34      $    13.43      $    13.98      $    16.19
                        ==========      ===========     ==========      ==========      ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012
--------------------------------------------------------------------------------

                                                                        OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                                                         VARIABLE        VARIABLE        VARIABLE
                       MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS
                      INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES
                      (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     ("SS"))         ("SS"))         ("SS"))
                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                      --------------- --------------- --------------- --------------- --------------- ---------------
                                                                        OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                         MFS TOTAL                                        GLOBAL        MAIN STREET    SMALL- & MID-
                          RETURN       MFS UTILITIES     MFS VALUE      SECURITIES     SMALL MID CAP    CAP GROWTH
                      (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)      (SS)            (SS)            (SS)
                      --------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments, at fair
  value..............   $7,960,499      $2,986,806      $2,863,509      $7,815,344      $22,500,838     $1,978,202
                        ----------      ----------      ----------      ----------      -----------     ----------
   Total assets......   $7,960,499      $2,986,806      $2,863,509      $7,815,344      $22,500,838     $1,978,202
                        ==========      ==========      ==========      ==========      ===========     ==========
NET ASSETS
Accumulation units...   $7,947,528      $2,982,773      $2,863,509      $7,815,344      $22,467,846     $1,978,202
Contracts in payout
  (annuitization)
  period.............       12,971           4,033              --              --           32,992             --
                        ----------      ----------      ----------      ----------      -----------     ----------
   Total net assets..   $7,960,499      $2,986,806      $2,863,509      $7,815,344      $22,500,838     $1,978,202
                        ==========      ==========      ==========      ==========      ===========     ==========
FUND SHARE
  INFORMATION
Number of shares.....      402,045         109,447         201,372         242,336        1,127,296         37,149
                        ==========      ==========      ==========      ==========      ===========     ==========
Cost of investments..   $7,784,777      $2,583,946      $2,473,274      $6,951,208      $17,412,548     $1,696,787
                        ==========      ==========      ==========      ==========      ===========     ==========
ACCUMULATION
  UNIT VALUE
   Lowest............   $    11.50      $    21.02      $    12.93      $    13.66      $     13.37     $    10.45
                        ==========      ==========      ==========      ==========      ===========     ==========
   Highest...........   $    13.01      $    28.21      $    14.62      $    15.44      $     19.08     $    11.61
                        ==========      ==========      ==========      ==========      ===========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012
--------------------------------------------------------------------------------

                      PANORAMA SERIES       PIMCO           PIMCO       PIMCO       PIMCO
                        FUND, INC.         VARIABLE       VARIABLE    VARIABLE    VARIABLE     PUTNAM
                      (SERVICE SHARES     INSURANCE       INSURANCE   INSURANCE   INSURANCE   VARIABLE
                          ("SS"))           TRUST           TRUST       TRUST       TRUST       TRUST
                        SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                      --------------- ------------------ ----------- ----------- ----------- -----------
                        OPPENHEIMER
                       INTERNATIONAL     FOREIGN BOND       MONEY    PIMCO REAL  PIMCO TOTAL   VT HIGH
                        GROWTH (SS)   (US DOLLAR-HEDGED)   MARKET      RETURN      RETURN       YIELD
                      --------------- ------------------ ----------- ----------- ----------- -----------
ASSETS
Investments, at fair
  value..............   $1,669,296       $17,235,860     $25,100,630 $23,671,152 $74,607,851 $2,903,973
                        ----------       -----------     ----------- ----------- ----------- ----------
   Total assets......   $1,669,296       $17,235,860     $25,100,630 $23,671,152 $74,607,851 $2,903,973
                        ==========       ===========     =========== =========== =========== ==========
NET ASSETS
Accumulation units...   $1,665,355       $17,221,549     $25,038,788 $23,670,514 $74,372,796 $2,903,622
Contracts in payout
  (annuitization)
  period.............        3,941            14,311          61,842         638     235,055        351
                        ----------       -----------     ----------- ----------- ----------- ----------
   Total net assets..   $1,669,296       $17,235,860     $25,100,630 $23,671,152 $74,607,851 $2,903,973
                        ==========       ===========     =========== =========== =========== ==========
FUND SHARE
  INFORMATION
Number of shares.....      780,045         1,595,913      25,100,630   1,661,133   6,459,554    413,083
                        ==========       ===========     =========== =========== =========== ==========
Cost of investments..   $1,248,158       $16,350,591     $25,100,630 $21,605,733 $69,261,795 $2,808,109
                        ==========       ===========     =========== =========== =========== ==========
ACCUMULATION
  UNIT VALUE
   Lowest............   $    15.75       $     13.29     $      9.14 $     13.82 $     13.86 $    18.87
                        ==========       ===========     =========== =========== =========== ==========
   Highest...........   $    17.87       $     18.85     $     11.02 $     16.61 $     20.59 $    20.70
                        ==========       ===========     =========== =========== =========== ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012
--------------------------------------------------------------------------------

                                                                     T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE
                      PUTNAM VARIABLE  RYDEX VARIABLE RYDEX VARIABLE    EQUITY        EQUITY        EQUITY
                           TRUST           TRUST          TRUST      SERIES, INC.  SERIES, INC.  SERIES, INC.
                        SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                      ---------------- -------------- -------------- ------------- ------------- -------------
                                       GUGGENHEIM VT     RYDEX VT    T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE
                      VT INTERNATIONAL    US LONG       NASDAQ 100      EQUITY        MID-CAP     NEW AMERICA
                           VALUE           SHORT      STRATEGY FUND     INCOME        GROWTH        GROWTH
                      ---------------- -------------- -------------- ------------- ------------- -------------
ASSETS
Investments, at fair
  value..............    $2,745,313      $2,067,936      $998,985     $11,972,660   $9,840,047    $2,810,882
                         ----------      ----------      --------     -----------   ----------    ----------
   Total assets......    $2,745,313      $2,067,936      $998,985     $11,972,660   $9,840,047    $2,810,882
                         ==========      ==========      ========     ===========   ==========    ==========
NET ASSETS
Accumulation
  units..............    $2,738,124      $2,067,936      $998,985     $11,869,383   $9,816,414    $2,798,860
Contracts in payout
  (annuitization)
  period.............         7,189              --            --         103,277       23,633        12,022
                         ----------      ----------      --------     -----------   ----------    ----------
   Total net
     assets..........    $2,745,313      $2,067,936      $998,985     $11,972,660   $9,840,047    $2,810,882
                         ==========      ==========      ========     ===========   ==========    ==========
FUND SHARE
  INFORMATION
Number of shares.....       295,195         165,567        44,281         537,614      447,275       123,991
                         ==========      ==========      ========     ===========   ==========    ==========
Cost of
  investments........    $3,720,873      $2,033,807      $685,577     $10,827,195   $8,896,941    $2,332,404
                         ==========      ==========      ========     ===========   ==========    ==========
ACCUMULATION
  UNIT VALUE
   Lowest............    $    12.68      $    10.70      $   7.37     $     16.17   $    18.82    $    10.85
                         ==========      ==========      ========     ===========   ==========    ==========
   Highest...........    $    14.35      $    15.55      $  12.91     $     18.50   $    29.80    $    14.23
                         ==========      ==========      ========     ===========   ==========    ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012
--------------------------------------------------------------------------------

                                                                                                      THE UNIVERSAL
                           T. ROWE PRICE   T. ROWE PRICE  T. ROWE PRICE THE UNIVERSAL THE UNIVERSAL   INSTITUTIONAL
                              EQUITY          EQUITY      INTERNATIONAL INSTITUTIONAL INSTITUTIONAL    FUNDS, INC.
                          SERIES, INC. II SERIES, INC. II SERIES, INC.   FUNDS, INC.   FUNDS, INC.     (CLASS II)
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                          --------------- --------------- ------------- ------------- ------------- -----------------
                           T. ROWE PRICE   T. ROWE PRICE  T. ROWE PRICE                VAN KAMPEN
                             BLUE CHIP        EQUITY      INTERNATIONAL  VAN KAMPEN    UIF MID CAP   VAN KAMPEN UIF
                             GROWTH II       INCOME II        STOCK      UIF GROWTH      GROWTH     GROWTH (CLASS II)
                          --------------- --------------- ------------- ------------- ------------- -----------------
ASSETS
Investments, at fair
  value..................   $17,375,292     $23,055,940    $3,561,789    $7,904,539    $1,906,268      $1,507,168
                            -----------     -----------    ----------    ----------    ----------      ----------
   Total assets..........   $17,375,292     $23,055,940    $3,561,789    $7,904,539    $1,906,268      $1,507,168
                            ===========     ===========    ==========    ==========    ==========      ==========
NET ASSETS
Accumulation units.......   $17,375,292     $23,055,940    $3,485,312    $7,897,284    $1,898,330      $1,507,168
Contracts in payout
  (annuitization) period.            --              --        76,477         7,255         7,938              --
                            -----------     -----------    ----------    ----------    ----------      ----------
   Total net assets......   $17,375,292     $23,055,940    $3,561,789    $7,904,539    $1,906,268      $1,507,168
                            ===========     ===========    ==========    ==========    ==========      ==========
FUND SHARE
  INFORMATION
Number of shares.........     1,319,308       1,037,621       256,244       360,280       176,998          70,101
                            ===========     ===========    ==========    ==========    ==========      ==========
Cost of investments......   $12,830,330     $21,564,511    $3,320,470    $5,061,784    $1,756,292      $1,182,824
                            ===========     ===========    ==========    ==========    ==========      ==========
ACCUMULATION
  UNIT VALUE
   Lowest................   $     12.19     $     11.84    $     9.38    $    15.20    $    15.39      $    13.63
                            ===========     ===========    ==========    ==========    ==========      ==========
   Highest...............   $     13.78     $     13.39    $    13.50    $    16.32    $    15.80      $    15.41
                            ===========     ===========    ==========    ==========    ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012
--------------------------------------------------------------------------------

                       THE UNIVERSAL
                       INSTITUTIONAL       VAN ECK          VAN ECK         VAN ECK
                        FUNDS, INC.       WORLDWIDE        WORLDWIDE       WORLDWIDE     WELLS FARGO    WELLS FARGO
                         (CLASS II)    INSURANCE TRUST  INSURANCE TRUST INSURANCE TRUST VARIABLE TRUST VARIABLE TRUST
                        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                      ---------------- ---------------- --------------- --------------- -------------- --------------
                       VAN KAMPEN UIF                     VAN ECK VIP     VAN ECK VIP    WELLS FARGO    WELLS FARGO
                      U.S. REAL ESTATE   VAN ECK VIP      GLOBAL HARD      MULTI-MGR     ADVANTAGE VT   ADVANTAGE VT
                         (CLASS II)    EMERGING MARKETS     ASSETS        ALTERNATIVE     DISCOVERY     OPPORTUNITY
                      ---------------- ---------------- --------------- --------------- -------------- --------------
ASSETS
Investments, at fair
  value..............   $14,675,343       $4,548,604      $5,963,363      $1,222,785      $4,232,036     $5,350,014
                        -----------       ----------      ----------      ----------      ----------     ----------
   Total assets......   $14,675,343       $4,548,604      $5,963,363      $1,222,785      $4,232,036     $5,350,014
                        ===========       ==========      ==========      ==========      ==========     ==========
NET ASSETS
Accumulation units...   $14,675,343       $4,548,604      $5,963,363      $1,222,785      $4,212,152     $5,345,935
Contracts in payout
  (annuitization)
  period.............            --               --              --              --          19,884          4,079
                        -----------       ----------      ----------      ----------      ----------     ----------
   Total net
     assets..........   $14,675,343       $4,548,604      $5,963,363      $1,222,785      $4,232,036     $5,350,014
                        ===========       ==========      ==========      ==========      ==========     ==========
FUND SHARE
  INFORMATION
Number of shares.....       945,576          336,934         204,716         123,638         168,205        266,834
                        ===========       ==========      ==========      ==========      ==========     ==========
Cost of investments..   $14,029,805       $4,798,515      $6,135,132      $1,209,605      $3,075,379     $5,314,306
                        ===========       ==========      ==========      ==========      ==========     ==========
ACCUMULATION
  UNIT VALUE
   Lowest............   $     17.08       $    22.34      $    25.69      $     9.17      $    17.69     $    13.87
                        ===========       ==========      ==========      ==========      ==========     ==========
   Highest...........   $     25.77       $    25.26      $    29.05      $    10.37      $    18.45     $    14.47
                        ===========       ==========      ==========      ==========      ==========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012
--------------------------------------------------------------------------------

                               THE ALGER    THE ALGER   THE ALGER   THE ALGER   THE ALGER   THE ALGER
                               PORTFOLIOS  PORTFOLIOS  PORTFOLIOS  PORTFOLIOS  PORTFOLIOS   PORTFOLIOS
                              (CLASS 1-2)  (CLASS 1-2) (CLASS 1-2) (CLASS 1-2) (CLASS 1-2)  (CLASS S)
                              SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                              ------------ ----------- ----------- ----------- ----------- ------------
                                 ALGER        ALGER       ALGER       ALGER       ALGER       ALGER
                                CAPITAL     GROWTH &    LARGE CAP    MID CAP    SMALL CAP    CAPITAL
                              APPRECIATION   INCOME      GROWTH      GROWTH      GROWTH    APPRECIATION
                              (CLASS 1-2)  (CLASS 1-2) (CLASS 1-2) (CLASS 1-2) (CLASS 1-2)  (CLASS S)
                              ------------ ----------- ----------- ----------- ----------- ------------
NET INVESTMENT
  INCOME (LOSS)
Dividends....................  $  105,811  $  165,585  $   59,650  $       --  $       --   $   21,939
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk....................    (164,482)    (71,303)    (72,173)   (158,066)    (90,002)     (54,141)
   Administrative
     expense.................     (12,130)     (5,427)     (5,575)    (11,637)     (6,984)      (3,746)
                               ----------  ----------  ----------  ----------  ----------   ----------
   Net investment income
     (loss)..................     (70,801)     88,855     (18,098)   (169,703)    (96,986)     (35,948)
                               ----------  ----------  ----------  ----------  ----------   ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.......   4,842,544   1,158,194   1,633,520   2,610,108   1,694,785    1,014,561
   Cost of investments
     sold....................   3,337,504   1,054,618   1,430,815   3,390,118   1,373,076      799,071
                               ----------  ----------  ----------  ----------  ----------   ----------
   Realized gains (losses)
     on fund shares..........   1,505,040     103,576     202,705    (780,010)    321,709      215,490
Realized gain distributions..       3,337          --          --          --   1,369,615        1,465
                               ----------  ----------  ----------  ----------  ----------   ----------
   Net realized gains
     (losses)................   1,508,377     103,576     202,705    (780,010)  1,691,324      216,955
Change in unrealized gains
  (losses)...................     327,343     306,242     256,010   2,446,029    (949,231)     343,383
                               ----------  ----------  ----------  ----------  ----------   ----------
   Net realized and change
     in unrealized gains
     (losses) on
     investments.............   1,835,720     409,818     458,715   1,666,019     742,093      560,338
                               ----------  ----------  ----------  ----------  ----------   ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS.................  $1,764,919  $  498,673  $  440,617  $1,496,316  $  645,107   $  524,390
                               ==========  ==========  ==========  ==========  ==========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012
--------------------------------------------------------------------------------

                                                         DWS         DWS
                                                     INVESTMENTS INVESTMENTS
                              THE ALGER   THE ALGER   VARIABLE    VARIABLE
                             PORTFOLIOS  PORTFOLIOS   INSURANCE   INSURANCE         DWS               DWS
                              (CLASS S)   (CLASS S)  TRUST FUNDS TRUST FUNDS VARIABLE SERIES I VARIABLE SERIES I
                             SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                             ----------- ----------- ----------- ----------- ----------------- -----------------
                                ALGER       ALGER                                                     DWS
                              LARGE CAP    MID CAP       DWS         DWS                             CORE
                               GROWTH      GROWTH    EQUITY 500   SMALL CAP         DWS             EQUITY
                              (CLASS S)   (CLASS S)  INDEX VIP B INDEX VIP B    BOND VIP A         VIP A (A)
                             ----------- ----------- ----------- ----------- ----------------- -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends................... $   13,010  $       --   $ 24,560    $  3,319      $  226,859         $ 17,185
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................    (85,071)    (93,967)   (22,889)     (7,572)        (68,646)         (17,799)
   Administrative
     expense................     (6,071)     (6,429)    (1,600)       (553)         (5,293)          (1,197)
                             ----------  ----------   --------    --------      ----------         --------
   Net investment income
     (loss).................    (78,132)   (100,396)        71      (4,806)        152,920           (1,811)
                             ----------  ----------   --------    --------      ----------         --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......  2,463,334   1,729,893    538,990     168,426       1,107,554          529,136
   Cost of investments
     sold...................  1,886,124   2,118,139    435,127     156,824       1,226,910          502,410
                             ----------  ----------   --------    --------      ----------         --------
   Realized gains (losses)
     on fund shares.........    577,210    (388,246)   103,863      11,602        (119,356)          26,726
Realized gain
  distributions.............         --          --         --         123              --               --
                             ----------  ----------   --------    --------      ----------         --------
   Net realized gains
     (losses)...............    577,210    (388,246)   103,863      11,725        (119,356)          26,726
Change in unrealized gains
  (losses)..................     (1,863)  1,328,505    106,440      70,310         265,857          119,353
                             ----------  ----------   --------    --------      ----------         --------
   Net realized and
     change in unrealized
     gains (losses) on
     investments............    575,347     940,259    210,303      82,035         146,501          146,079
                             ----------  ----------   --------    --------      ----------         --------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS................ $  497,215  $  839,863   $210,374    $ 77,229      $  299,421         $144,268
                             ==========  ==========   ========    ========      ==========         ========

--------
(a)Previously known as DWS Growth and Income VIP A

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012
--------------------------------------------------------------------------------


                                         DWS           DWS           DWS        FEDERATED    FEDERATED   FEDERATED
                                       VARIABLE     VARIABLE      VARIABLE      INSURANCE    INSURANCE   INSURANCE
                                       SERIES I     SERIES I      SERIES II      SERIES       SERIES      SERIES
                                     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                     ------------ ------------- ------------- ------------- ----------- -----------
                                         DWS                         DWS        FEDERATED    FEDERATED   FEDERATED
                                     GLOBAL SMALL      DWS      GLOBAL INCOME FUND FOR U.S.    HIGH       MANAGED
                                      CAP GROWTH  INTERNATIONAL    BUILDER     GOVERNMENT   INCOME BOND VOLATILITY
                                        VIP A         VIP A     VIP A II (B)  SECURITIES II   FUND II     FUND II
                                     ------------ ------------- ------------- ------------- ----------- -----------
NET INVESTMENT INCOME
  (LOSS)
Dividends...........................  $   36,883    $  39,556     $ 55,659     $  545,950   $  977,889   $ 87,292
Charges from Lincoln Benefit Life
  Company:
   Mortality and expense risk.......     (76,960)     (26,121)     (47,850)      (190,542)    (178,042)   (45,064)
   Administrative expense...........      (5,212)      (1,758)      (4,205)       (14,740)     (13,742)    (3,784)
                                      ----------    ---------     --------     ----------   ----------   --------
   Net investment income
     (loss).........................     (45,289)      11,677        3,604        340,668      786,105     38,444
                                      ----------    ---------     --------     ----------   ----------   --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..............   1,394,615      397,362      592,453      3,227,182    3,831,521    852,232
   Cost of investments sold.........   1,389,889      549,425      546,640      3,184,135    3,839,397    837,681
                                      ----------    ---------     --------     ----------   ----------   --------
   Realized gains (losses) on fund
     shares.........................       4,726     (152,063)      45,813         43,047       (7,876)    14,551
Realized gain distributions.........     288,110           --           --             --           --    175,294
                                      ----------    ---------     --------     ----------   ----------   --------
   Net realized gains (losses)......     292,836     (152,063)      45,813         43,047       (7,876)   189,845
Change in unrealized gains
  (losses)..........................     423,882      437,761      334,928       (178,300)     753,982    150,723
                                      ----------    ---------     --------     ----------   ----------   --------
   Net realized and change in
     unrealized gains (losses) on
     investments....................     716,718      285,698      380,741       (135,253)     746,106    340,568
                                      ----------    ---------     --------     ----------   ----------   --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS........................  $  671,429    $ 297,375     $384,345     $  205,415   $1,532,211   $379,012
                                      ==========    =========     ========     ==========   ==========   ========

--------
(b)Previously known as DWS Balanced VIP A II

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012
--------------------------------------------------------------------------------

                               FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                               VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                               INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                             PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                              SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                             ------------- ------------- ------------- ------------- ------------- -------------
                               VIP ASSET        VIP           VIP           VIP                      VIP MONEY
                                MANAGER     CONTRAFUND   EQUITY-INCOME    GROWTH     VIP INDEX 500    MARKET
                             ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................  $   76,138    $  471,606    $  516,472    $   86,437    $  465,212    $    33,332
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................     (71,136)     (502,816)     (235,285)     (212,377)     (334,189)      (331,377)
   Administrative
     expense................      (6,539)      (39,944)      (21,761)      (18,161)      (25,622)       (25,715)
                              ----------    ----------    ----------    ----------    ----------    -----------
   Net investment
     income (loss)..........      (1,537)      (71,154)      259,426      (144,101)      105,401       (323,760)
                              ----------    ----------    ----------    ----------    ----------    -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales..................   1,249,870     7,395,431     3,907,601     3,799,863     5,757,030     16,741,752
   Cost of investments
     sold...................   1,202,535     7,135,953     4,229,658     3,261,650     5,204,859     16,741,752
                              ----------    ----------    ----------    ----------    ----------    -----------
   Realized gains (losses)
     on fund shares.........      47,335       259,478      (322,057)      538,213       552,171             --
Realized gain
  distributions.............      36,456            --     1,095,379            --       310,582             --
                              ----------    ----------    ----------    ----------    ----------    -----------
   Net realized gains
     (losses)...............      83,791       259,478       773,322       538,213       862,753             --
Change in unrealized gains
  (losses)..................     476,518     4,810,840     1,545,017     1,557,489     2,211,663             --
                              ----------    ----------    ----------    ----------    ----------    -----------
   Net realized and
     change in
     unrealized gains
     (losses) on
     investments............     560,309     5,070,318     2,318,339     2,095,702     3,074,416             --
                              ----------    ----------    ----------    ----------    ----------    -----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS................  $  558,772    $4,999,164    $2,577,765    $1,951,601    $3,179,817    $  (323,760)
                              ==========    ==========    ==========    ==========    ==========    ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012
--------------------------------------------------------------------------------

                                              FIDELITY          FIDELITY          FIDELITY          FIDELITY
                              FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE
                              VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE
                              INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                            PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                             SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                            ------------- ----------------- ----------------- ----------------- -----------------
                                              VIP ASSET                              VIP
                                 VIP           MANAGER       VIP CONTRAFUND     EQUITY-INCOME      VIP GROWTH
                              OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                            ------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................  $  157,982      $   36,068        $  221,858        $  472,759        $   26,228
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........    (118,168)        (47,465)         (322,054)         (254,942)         (122,532)
   Administrative
     expense...............      (9,160)         (3,210)          (22,095)          (17,560)           (8,582)
                             ----------      ----------        ----------        ----------        ----------
   Net investment
     income (loss).........      30,654         (14,607)         (122,291)          200,257          (104,886)
                             ----------      ----------        ----------        ----------        ----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................   1,703,298       1,068,977         6,525,640         4,550,208         3,698,461
   Cost of investments
     sold..................   1,976,461       1,017,786         6,869,251         4,924,930         2,915,629
                             ----------      ----------        ----------        ----------        ----------
   Realized gains
     (losses) on fund
     shares................    (273,163)         51,191          (343,611)         (374,722)          782,832
Realized gain
  distributions............      27,185          21,009                --         1,104,929                --
                             ----------      ----------        ----------        ----------        ----------
   Net realized gains
     (losses)..............    (245,978)         72,200          (343,611)          730,207           782,832
Change in unrealized
  gains (losses)...........   1,663,393         267,371         3,441,881         1,565,899           435,539
                             ----------      ----------        ----------        ----------        ----------
   Net realized and
     change in
     unrealized gains
     (losses) on
     investments...........   1,417,415         339,571         3,098,270         2,296,106         1,218,371
                             ----------      ----------        ----------        ----------        ----------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS...............  $1,448,069      $  324,964        $2,975,979        $2,496,363        $1,113,485
                             ==========      ==========        ==========        ==========        ==========

                                FIDELITY
                                VARIABLE
                                INSURANCE
                              PRODUCTS FUND
                            (SERVICE CLASS 2)
                               SUB-ACCOUNT
                            -----------------

                              VIP INDEX 500
                            (SERVICE CLASS 2)
                            -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................    $  414,632
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........      (351,830)
   Administrative
     expense...............       (24,165)
                               ----------
   Net investment
     income (loss).........        38,637
                               ----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................     5,891,891
   Cost of investments
     sold..................     5,432,557
                               ----------
   Realized gains
     (losses) on fund
     shares................       459,334
Realized gain
  distributions............       322,183
                               ----------
   Net realized gains
     (losses)..............       781,517
Change in unrealized
  gains (losses)...........     2,347,389
                               ----------
   Net realized and
     change in
     unrealized gains
     (losses) on
     investments...........     3,128,906
                               ----------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS...............    $3,167,543
                               ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012
--------------------------------------------------------------------------------


                             FIDELITY          FIDELITY          FIDELITY
                             VARIABLE          VARIABLE          VARIABLE
                             INSURANCE         INSURANCE         INSURANCE      GOLDMAN SACHS   GOLDMAN SACHS       INVESCO
                           PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND      VARIABLE        VARIABLE        INVESTMENT
                         (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) INSURANCE TRUST INSURANCE TRUST     SERVICES
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                         ----------------- ----------------- ----------------- --------------- --------------- -----------------
                                                                                     VIT             VIT            INVESCO
                          VIP INVESTMENT       VIP MONEY                          STRATEGIC      STRUCTURED     VAN KAMPEN V.I.
                            GRADE BOND          MARKET         VIP OVERSEAS     INTERNATIONAL     SMALL CAP        AMERICAN
                         (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)     EQUITY          EQUITY      FRANCHISE (H) (I)
                         ----------------- ----------------- ----------------- --------------- --------------- -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...............    $   634,498       $     3,095       $  292,954        $ 19,194        $ 12,247         $     --
Charges from Lincoln
  Benefit Life
  Company:
   Mortality and
     expense risk.......       (487,384)         (453,546)        (262,842)        (12,794)        (16,005)          (3,560)
   Administrative
     expense............        (33,681)          (31,192)         (18,288)           (939)         (1,143)            (236)
                            -----------       -----------       ----------        --------        --------         --------
   Net investment
     income (loss)......        113,433          (481,643)          11,824           5,461          (4,901)          (3,796)
                            -----------       -----------       ----------        --------        --------         --------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains (losses)
  on fund shares:
   Proceeds from
     sales..............     11,314,072        11,790,646        5,426,645         284,300         278,401           57,814
   Cost of investments
     sold...............     10,824,241        11,790,646        6,281,516         344,355         247,734           62,413
                            -----------       -----------       ----------        --------        --------         --------
   Realized gains
     (losses) on fund
     shares.............        489,831                --         (854,871)        (60,055)         30,667           (4,599)
Realized gain
  distributions.........        832,734                --           58,152              --              --               --
                            -----------       -----------       ----------        --------        --------         --------
   Net realized gains
     (losses)...........      1,322,565                --         (796,719)        (60,055)         30,667           (4,599)
Change in unrealized
  gains (losses)........       (106,146)               --        3,939,873         225,229          99,597           (8,021)
                            -----------       -----------       ----------        --------        --------         --------
   Net realized and
     change in
     unrealized gains
     (losses) on
     investments........      1,216,419                --        3,143,154         165,174         130,264          (12,620)
                            -----------       -----------       ----------        --------        --------         --------
INCREASE
  (DECREASE) IN
  NET ASSETS
  FROM
  OPERATIONS............    $ 1,329,852       $  (481,643)      $3,154,978        $170,635        $125,363         $(16,416)
                            ===========       ===========       ==========        ========        ========         ========

--------
(h)Previously known as Invesco Van Kampen V.I. Capital Growth
(i)For the period beginning April 27, 2012 and ended December 31, 2012

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012
--------------------------------------------------------------------------------

                                                                                                  INVESCO            INVESCO
                            INVESCO         INVESCO            INVESCO           INVESCO         INVESTMENT        INVESTMENT
                          INVESTMENT      INVESTMENT          INVESTMENT       INVESTMENT         SERVICES          SERVICES
                           SERVICES        SERVICES            SERVICES         SERVICES         SERIES II          SERIES II
                          SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                         ------------- ----------------- -------------------- ------------- -------------------- ---------------
                            INVESCO         INVESCO                                               INVESCO            INVESCO
                          VAN KAMPEN    VAN KAMPEN V.I.     INVESCO V. I.                     VAN KAMPEN V.I.    VAN KAMPEN V.I.
                         V.I. AMERICAN       VALUE             CAPITAL        INVESCO V. I.       AMERICAN         GROWTH AND
                           VALUE (E)   OPPORTUNITIES (C) APPRECIATION (D) (J)  HIGH YIELD   FRANCHISE II (K) (I)    INCOME II
                         ------------- ----------------- -------------------- ------------- -------------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...............  $  106,785      $   90,856           $     --         $109,426          $     --         $  322,535
Charges from Lincoln
  Benefit Life
  Company:
   Mortality and
     expense risk.......    (222,517)        (90,826)            (1,982)         (30,114)          (11,384)          (379,706)
   Administrative
     expense............     (16,183)         (6,409)              (132)          (2,189)             (771)           (26,549)
                          ----------      ----------           --------         --------          --------         ----------
   Net investment
     income
     (loss).............    (131,915)         (6,379)            (2,114)          77,123           (12,155)           (83,720)
                          ----------      ----------           --------         --------          --------         ----------
NET REALIZED
  AND
  UNREALIZED
  GAINS (LOSSES)
  ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
   Proceeds from
     sales..............   5,367,757       2,048,712            434,239          848,583           238,927          7,501,873
   Cost of
     investments
     sold...............   5,289,576       2,439,432            431,663          818,820           251,968          6,980,266
                          ----------      ----------           --------         --------          --------         ----------
   Realized gains
     (losses) on fund
     shares.............      78,181        (390,720)             2,576           29,763           (13,041)           521,607
Realized gain
  distributions.........          --              --                 --               --                --                 --
                          ----------      ----------           --------         --------          --------         ----------
   Net realized gains
     (losses)...........      78,181        (390,720)             2,576           29,763           (13,041)           521,607
Change in unrealized
  gains (losses)........   2,379,049       1,356,359             54,981          209,321           (27,617)         2,715,554
                          ----------      ----------           --------         --------          --------         ----------
   Net realized and
     change in
     unrealized gains
     (losses) on
     investments........   2,457,230         965,639             57,557          239,084           (40,658)         3,237,161
                          ----------      ----------           --------         --------          --------         ----------
INCREASE
  (DECREASE) IN
  NET ASSETS
  FROM
  OPERATIONS............  $2,325,315      $  959,260           $ 55,443         $316,207          $(52,813)        $3,153,441
                          ==========      ==========           ========         ========          ========         ==========

--------
(c)Previously known as Invesco V.I. Basic Value
(d)On April 27, 2012, Invesco V.I. Capital Appreciation merged into Invesco Van Kampen V.I. Capital Growth
(e)Previously known as Invesco Van Kampen V.I. Mid Cap Value
(i)For the period beginning April 27, 2012 and ended December 31, 2012
(j)For the period beginning January 1, 2012 and ended April 27, 2012
(k)Previously known as Invesco Van Kampen V.I. Capital Growth II

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012
--------------------------------------------------------------------------------


                                       INVESCO        INVESCO       INVESCO       INVESCO       INVESCO       INVESCO
                                     INVESTMENT     INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                                      SERVICES       SERVICES      SERVICES      SERVICES      SERVICES      SERVICES
                                      SERIES II      SERIES II     SERIES II     SERIES II     SERIES II     SERIES II
                                     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                   --------------- ------------- ------------- ------------- ------------- -------------
                                                    INVESCO VAN
                                       INVESCO      KAMPEN V.I.  INVESCO V. I.
                                   VAN KAMPEN V.I.     VALUE        CAPITAL    INVESCO V. I. INVESCO V. I. INVESCO V. I.
                                       MID CAP     OPPORTUNITIES APPRECIATION      CORE       GOVERNMENT   MID CAP CORE
                                      GROWTH II       II (F)      II (G) (J)     EQUITY II   SECURITIES II   EQUITY II
                                   --------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
  (LOSS)
Dividends.........................   $       --     $   54,635    $       --     $ 34,810     $  171,071    $       --
Charges from Lincoln Benefit Life
  Company:
   Mortality and expense risk.....      (79,570)       (70,151)       (6,930)     (58,088)       (90,219)     (126,533)
   Administrative expense.........       (5,536)        (4,830)         (467)      (4,065)        (6,195)       (8,670)
                                     ----------     ----------    ----------     --------     ----------    ----------
   Net investment income
     (loss).......................      (85,106)       (20,346)       (7,397)     (27,343)        74,657      (135,203)
                                     ----------     ----------    ----------     --------     ----------    ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales............    1,986,015      1,614,093     1,517,883      827,083      2,617,929     2,960,132
   Cost of investments sold.......    1,956,503      1,843,063     1,436,722      695,946      2,472,073     2,883,780
                                     ----------     ----------    ----------     --------     ----------    ----------
   Realized gains (losses) on
     fund shares..................       29,512       (228,970)       81,161      131,137        145,856        76,352
Realized gain distributions.......      285,304             --            --           --             --        68,537
                                     ----------     ----------    ----------     --------     ----------    ----------
   Net realized gains (losses)....      314,816       (228,970)       81,161      131,137        145,856       144,889
Change in unrealized gains
  (losses)........................      301,074        982,510       117,492      363,686       (182,365)      755,737
                                     ----------     ----------    ----------     --------     ----------    ----------
   Net realized and change in
     unrealized gains (losses)
     on investments...............      615,890        753,540       198,653      494,823        (36,509)      900,626
                                     ----------     ----------    ----------     --------     ----------    ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS......................   $  530,784     $  733,194    $  191,256     $467,480     $   38,148    $  765,423
                                     ==========     ==========    ==========     ========     ==========    ==========

--------
(f)Previously known as Invesco V.I. Basic Value II
(g)On April 27, 2012, Invesco V.I. Capital Appreciation II merged into Invesco Van Kampen V.I. Capital Growth II
(j)For the period beginning January 1, 2012 and ended April 27, 2012

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012
--------------------------------------------------------------------------------


                               J.P. MORGAN   JANUS ASPEN JANUS ASPEN  JANUS ASPEN  JANUS ASPEN JANUS ASPEN
                             SERIES TRUST II   SERIES      SERIES       SERIES       SERIES      SERIES
                               SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                             --------------- ----------- ----------- ------------- ----------- -----------
                               JPMORGAN IT
                                SMALL CAP                                             FORTY       JANUS
                             CORE PORTFOLIO   BALANCED   ENTERPRISE  FLEXIBLE BOND  PORTFOLIO   PORTFOLIO
                             --------------- ----------- ----------- ------------- ----------- -----------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................    $  2,413     $  719,773  $       --   $  453,649    $ 18,242   $   62,557
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................     (15,097)      (354,805)   (185,317)    (188,468)    (38,559)    (153,493)
   Administrative
     expense................      (1,086)       (29,266)    (16,285)     (14,163)     (2,689)     (14,269)
                                --------     ----------  ----------   ----------    --------   ----------
   Net investment
     income (loss)..........     (13,770)       335,702    (201,602)     251,018     (23,006)    (105,205)
                                --------     ----------  ----------   ----------    --------   ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales..................     383,660      4,772,530   3,315,836    3,289,424     809,846    3,239,550
   Cost of investments
     sold...................     340,731      4,317,487   2,571,895    3,145,753     604,192    3,019,389
                                --------     ----------  ----------   ----------    --------   ----------
   Realized gains (losses)
     on fund shares.........      42,929        455,043     743,941      143,671     205,654      220,161
Realized gain
  distributions.............          --      1,877,032          --      257,444          --      200,545
                                --------     ----------  ----------   ----------    --------   ----------
   Net realized gains
     (losses)...............      42,929      2,332,075     743,941      401,115     205,654      420,706
Change in unrealized gains
  (losses)..................     147,930        265,275   1,451,639      222,041     361,176    1,531,712
                                --------     ----------  ----------   ----------    --------   ----------
   Net realized and
     change in
     unrealized gains
     (losses) on
     investments............     190,859      2,597,350   2,195,580      623,156     566,830    1,952,418
                                --------     ----------  ----------   ----------    --------   ----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS................    $177,089     $2,933,052  $1,993,978   $  874,174    $543,824   $1,847,213
                                ========     ==========  ==========   ==========    ========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012
--------------------------------------------------------------------------------

                                           JANUS ASPEN      JANUS ASPEN      JANUS ASPEN      JANUS ASPEN      JANUS ASPEN
                             JANUS ASPEN      SERIES           SERIES           SERIES           SERIES           SERIES
                               SERIES    (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES)
                             SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                             ----------- ---------------- ---------------- ---------------- ---------------- ----------------
                                                                                                PERKINS
                                                                                             MID CAP VALUE
                                             BALANCED     FORTY PORTFOLIO      OVERSEAS        PORTFOLIO        WORLDWIDE
                              WORLDWIDE  (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES)
                             ----------- ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends................... $   91,151     $  184,665       $   25,276      $    42,601       $   99,559        $  5,963
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................   (142,389)      (111,844)         (68,320)        (108,759)        (187,394)        (11,428)
   Administrative
     expense................    (13,366)        (7,660)          (4,626)          (7,572)         (12,749)           (816)
                             ----------     ----------       ----------      -----------       ----------        --------
   Net investment income
     (loss).................    (64,604)        65,161          (47,670)         (73,730)        (100,584)         (6,281)
                             ----------     ----------       ----------      -----------       ----------        --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......  1,989,811      2,690,707        1,612,894        4,501,222        4,361,460         305,947
   Cost of investments
     sold...................  2,084,447      2,503,993        1,307,124        5,862,234        4,127,303         286,012
                             ----------     ----------       ----------      -----------       ----------        --------
   Realized gains (losses)
     on fund shares.........    (94,636)       186,714          305,770       (1,361,012)         234,157          19,935
Realized gain
  distributions.............         --        526,302               --          817,418          793,846              --
                             ----------     ----------       ----------      -----------       ----------        --------
   Net realized gains
     (losses)...............    (94,636)       713,016          305,770         (543,594)       1,028,003          19,935
Change in unrealized gains
  (losses)..................  1,981,741         82,612          677,863        1,296,706          226,074         127,002
                             ----------     ----------       ----------      -----------       ----------        --------
   Net realized and
     change in unrealized
     gains (losses) on
     investments............  1,887,105        795,628          983,633          753,112        1,254,077         146,937
                             ----------     ----------       ----------      -----------       ----------        --------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS................ $1,822,501     $  860,789       $  935,963      $   679,382       $1,153,493        $140,656
                             ==========     ==========       ==========      ===========       ==========        ========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012
--------------------------------------------------------------------------------


                                                             LEGG MASON      LEGG MASON       LEGG MASON         MFS
                                    LAZARD       LAZARD       PARTNERS        PARTNERS         PARTNERS       VARIABLE
                                  RETIREMENT   RETIREMENT     VARIABLE        VARIABLE         VARIABLE       INSURANCE
                                 SERIES, INC. SERIES, INC.  INCOME TRUST    INCOME TRUST   PORTFOLIOS I, INC    TRUST
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                                 ------------ ------------- ------------- ---------------- ----------------- -----------
                                                             LEGG MASON                       LEGG MASON
                                                             CLEARBRIDGE   WESTERN ASSET      CLEARBRIDGE
                                                              VARIABLE    VARIABLE GLOBAL      VARIABLE
                                   EMERGING                  FUNDAMENTAL     HIGH YIELD        LARGE CAP
                                   MARKETS    INTERNATIONAL ALL CAP VALUE       BOND             VALUE           MFS
                                    EQUITY       EQUITY      PORTFOLIO I  PORTFOLIO II (L)    PORTFOLIO I      GROWTH
                                 ------------ ------------- ------------- ---------------- ----------------- -----------
NET INVESTMENT
  INCOME (LOSS)
Dividends.......................  $   65,164    $ 11,618     $   59,749      $  932,564       $  145,411      $     --
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk.......................     (61,844)    (10,082)       (53,206)       (220,061)         (91,331)      (42,813)
   Administrative expense.......      (4,405)       (720)        (3,745)        (15,206)          (6,400)       (2,984)
                                  ----------    --------     ----------      ----------       ----------      --------
   Net investment income
     (loss).....................      (1,085)        816          2,798         697,297           47,680       (45,797)
                                  ----------    --------     ----------      ----------       ----------      --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..........   1,265,923     142,960      1,034,481       4,108,672        2,353,321       918,767
   Cost of investments sold.....   1,120,584     154,187      1,173,679       4,261,987        2,198,413       723,502
                                  ----------    --------     ----------      ----------       ----------      --------
   Realized gains (losses) on
     fund shares................     145,339     (11,227)      (139,198)       (153,315)         154,908       195,265
Realized gain distributions.....      47,310          --             --              --            6,347            --
                                  ----------    --------     ----------      ----------       ----------      --------
   Net realized gains
     (losses)...................     192,649     (11,227)      (139,198)       (153,315)         161,255       195,265
Change in unrealized gains
  (losses)......................     612,509     138,310        611,161       1,723,642          667,083       304,617
                                  ----------    --------     ----------      ----------       ----------      --------
   Net realized and change in
     unrealized gains (losses)
     on investments.............     805,158     127,083        471,963       1,570,327          828,338       499,882
                                  ----------    --------     ----------      ----------       ----------      --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS....................  $  804,073    $127,899     $  474,761      $2,267,624       $  876,018      $454,085
                                  ==========    ========     ==========      ==========       ==========      ========

--------
(l)Previously known as Legg Mason Western Asset Variable Global High Yield Bond Portfolio II


                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012
--------------------------------------------------------------------------------

                                     MFS         MFS         MFS         MFS       MFS VARIABLE    MFS VARIABLE
                                  VARIABLE    VARIABLE    VARIABLE     VARIABLE      INSURANCE       INSURANCE
                                  INSURANCE   INSURANCE   INSURANCE   INSURANCE        TRUST           TRUST
                                    TRUST       TRUST       TRUST       TRUST     (SERVICE CLASS) (SERVICE CLASS)
                                 SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                 ----------- ----------- ----------- ------------ --------------- ---------------
                                                                                                        MFS
                                     MFS                                                MFS          INVESTOR
                                  INVESTORS    MFS NEW       MFS         MFS        HIGH INCOME    GROWTH STOCK
                                    TRUST     DISCOVERY   RESEARCH   TOTAL RETURN (SERVICE CLASS) (SERVICE CLASS)
                                 ----------- ----------- ----------- ------------ --------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.......................  $ 15,931   $       --   $ 21,019    $  331,945    $  464,880      $   17,933
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk.......................   (26,325)     (90,930)   (30,864)     (173,590)      (93,770)       (119,464)
   Administrative expense.......    (1,826)      (6,105)    (2,134)      (12,231)       (6,394)         (8,269)
                                  --------   ----------   --------    ----------    ----------      ----------
   Net investment income
     (loss).....................   (12,220)     (97,035)   (11,979)      146,124       364,716        (109,800)
                                  --------   ----------   --------    ----------    ----------      ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..........   441,156    1,992,148    443,924     2,179,444     1,975,392       2,470,971
   Cost of investments sold.....   373,724    1,804,686    362,296     2,115,457     2,017,673       2,010,246
                                  --------   ----------   --------    ----------    ----------      ----------
   Realized gains (losses) on
     fund shares................    67,432      187,462     81,628        63,987       (42,281)        460,725
Realized gain distributions.....        --      536,065         --            --            --         395,174
                                  --------   ----------   --------    ----------    ----------      ----------
   Net realized gains
     (losses)...................    67,432      723,527     81,628        63,987       (42,281)        855,899
Change in unrealized gains
  (losses)......................   237,802      457,972    254,228       915,464       432,349         438,686
                                  --------   ----------   --------    ----------    ----------      ----------
   Net realized and change in
     unrealized gains (losses)
     on investments.............   305,234    1,181,499    335,856       979,451       390,068       1,294,585
                                  --------   ----------   --------    ----------    ----------      ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS....................  $293,014   $1,084,464   $323,877    $1,125,575    $  754,784      $1,184,785
                                  ========   ==========   ========    ==========    ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012
--------------------------------------------------------------------------------


                                                                                                           OPPENHEIMER
                                                                                                            VARIABLE
                          MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    ACCOUNT FUNDS
                         INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST (SERVICE SHARES
                         (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     ("SS"))
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                         --------------- --------------- --------------- --------------- --------------- ---------------
                               MFS
                            INVESTORS        MFS NEW        MFS TOTAL                                      OPPENHEIMER
                              TRUST         DISCOVERY        RETURN       MFS UTILITIES     MFS VALUE        GLOBAL
                         (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) SECURITIES (SS)
                         --------------- --------------- --------------- --------------- --------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...............    $ 12,043       $       --      $  222,516      $  217,203      $   44,835      $  153,305
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk.......     (25,027)         (75,822)       (134,000)        (50,006)        (49,986)       (120,300)
   Administrative
     expense............      (1,681)          (5,298)         (9,124)         (3,535)         (3,465)         (8,145)
                            --------       ----------      ----------      ----------      ----------      ----------
   Net investment
     income (loss)......     (14,665)         (81,120)         79,392         163,662          (8,616)         24,860
                            --------       ----------      ----------      ----------      ----------      ----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains (losses)
  on fund shares:
   Proceeds from
     sales..............     587,165        1,946,457       2,727,701       1,633,634       1,846,973       2,543,208
   Cost of investments
     sold...............     495,624        1,870,144       2,725,919       1,432,895       1,646,636       2,482,467
                            --------       ----------      ----------      ----------      ----------      ----------
   Realized gains
     (losses) on fund
     shares.............      91,541           76,313           1,782         200,739         200,337          60,741
Realized gain
  distributions.........          --          481,739              --              --          23,836              --
                            --------       ----------      ----------      ----------      ----------      ----------
   Net realized gains
     (losses)...........      91,541          558,052           1,782         200,739         224,173          60,741
Change in unrealized
  gains (losses)........     187,701          437,800         731,800          21,377         272,339       1,309,556
                            --------       ----------      ----------      ----------      ----------      ----------
   Net realized and
     change in
     unrealized gains
     (losses) on
     investments........     279,242          995,852         733,582         222,116         496,512       1,370,297
                            --------       ----------      ----------      ----------      ----------      ----------
INCREASE
  (DECREASE) IN
  NET ASSETS
  FROM
  OPERATIONS............    $264,577       $  914,732      $  812,974      $  385,778      $  487,896      $1,395,157
                            ========       ==========      ==========      ==========      ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012
--------------------------------------------------------------------------------

                               OPPENHEIMER     OPPENHEIMER
                                VARIABLE         VARIABLE     PANORAMA SERIES    PIMCO        PIMCO        PIMCO
                              ACCOUNT FUNDS   ACCOUNT FUNDS     FUND, INC.      VARIABLE    VARIABLE     VARIABLE
                             (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES  INSURANCE    INSURANCE    INSURANCE
                                 ("SS"))         ("SS"))          ("SS"))        TRUST        TRUST        TRUST
                               SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                             --------------- ---------------- --------------- ------------ -----------  -----------
                               OPPENHEIMER
                               MAIN STREET     OPPENHEIMER      OPPENHEIMER   FOREIGN BOND
                              SMALL MID CAP  SMALL- & MID-CAP  INTERNATIONAL  (US DOLLAR-     MONEY        PIMCO
                                  (SS)         GROWTH (SS)      GROWTH (SS)     HEDGED)      MARKET     REAL RETURN
                             --------------- ---------------- --------------- ------------ -----------  -----------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................   $   79,254        $     --        $ 20,473      $  405,954  $    18,264  $  276,748
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................     (359,002)        (31,240)        (24,882)       (255,568)    (428,439)   (378,527)
   Administrative
     expense................      (24,664)         (2,136)         (2,206)        (18,307)     (29,807)    (25,839)
                               ----------        --------        --------      ----------  -----------  ----------
   Net investment income
     (loss).................     (304,412)        (33,376)         (6,615)        132,079     (439,982)   (127,618)
                               ----------        --------        --------      ----------  -----------  ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......    7,604,216         480,986         726,214       6,545,644   16,110,707   7,443,726
   Cost of investments
     sold...................    6,235,083         419,879         581,807       6,239,459   16,110,707   6,562,630
                               ----------        --------        --------      ----------  -----------  ----------
   Realized gains (losses)
     on fund shares.........    1,369,133          61,107         144,407         306,185           --     881,096
Realized gain
  distributions.............           --              --              --         590,213           --   1,227,952
                               ----------        --------        --------      ----------  -----------  ----------
   Net realized gains
     (losses)...............    1,369,133          61,107         144,407         896,398           --   2,109,048
Change in unrealized gains
  (losses)..................    2,577,455         268,237         194,579         530,317           --    (212,335)
                               ----------        --------        --------      ----------  -----------  ----------
   Net realized and
     change in unrealized
     gains (losses) on
     investments............    3,946,588         329,344         338,986       1,426,715           --   1,896,713
                               ----------        --------        --------      ----------  -----------  ----------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM
  OPERATIONS................   $3,642,176        $295,968        $332,371      $1,558,794  $  (439,982) $1,769,095
                               ==========        ========        ========      ==========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012
--------------------------------------------------------------------------------

                                    PIMCO
                                   VARIABLE     PUTNAM       PUTNAM         RYDEX        RYDEX    T. ROWE PRICE
                                  INSURANCE    VARIABLE     VARIABLE      VARIABLE     VARIABLE      EQUITY
                                    TRUST        TRUST        TRUST         TRUST        TRUST    SERIES, INC.
                                 SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                 ------------ ----------- ------------- ------------- ----------- -------------
                                                                                       RYDEX VT
                                                               VT       GUGGENHEIM VT NASDAQ 100
                                    PIMCO         VT      INTERNATIONAL    US LONG     STRATEGY   T. ROWE PRICE
                                 TOTAL RETURN HIGH YIELD      VALUE       SHORT (M)      FUND     EQUITY INCOME
                                 ------------ ----------- ------------- ------------- ----------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends....................... $ 2,084,112  $  250,663   $   86,556     $     --     $     --    $  266,135
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk.......................  (1,155,297)    (43,839)     (40,122)     (33,039)     (15,838)     (182,270)
   Administrative expense.......     (83,144)     (3,123)      (2,918)      (2,280)      (1,084)      (12,562)
                                 -----------  ----------   ----------     --------     --------    ----------
   Net investment income
     (loss).....................     845,671     203,701       43,516      (35,319)     (16,922)       71,303
                                 -----------  ----------   ----------     --------     --------    ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..........  24,128,781   1,167,474      762,543      593,722      343,688     3,425,058
   Cost of investments
     sold.......................  22,481,780   1,190,273    1,135,603      586,505      218,319     3,253,824
                                 -----------  ----------   ----------     --------     --------    ----------
   Realized gains (losses) on
     fund shares................   1,647,001     (22,799)    (373,060)       7,217      125,369       171,234
Realized gain distributions.....   1,411,029          --           --           --           --            --
                                 -----------  ----------   ----------     --------     --------    ----------
   Net realized gains
     (losses)...................   3,058,030     (22,799)    (373,060)       7,217      125,369       171,234
Change in unrealized gains
  (losses)......................   2,360,926     237,386      822,458       98,625       36,615     1,548,039
                                 -----------  ----------   ----------     --------     --------    ----------
   Net realized and change in
     unrealized gains
     (losses) on
     investments................   5,418,956     214,587      449,398      105,842      161,984     1,719,273
                                 -----------  ----------   ----------     --------     --------    ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS.................... $ 6,264,627  $  418,288   $  492,914     $ 70,523     $145,062    $1,790,576
                                 ===========  ==========   ==========     ========     ========    ==========

--------
(m)Previously known as Rydex SGI VT US Long Short

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012
--------------------------------------------------------------------------------


                                 T. ROWE PRICE T. ROWE PRICE  T. ROWE PRICE   T. ROWE PRICE  T. ROWE PRICE THE UNIVERSAL
                                    EQUITY        EQUITY         EQUITY          EQUITY      INTERNATIONAL INSTITUTIONAL
                                 SERIES, INC.  SERIES, INC.  SERIES, INC. II SERIES, INC. II SERIES, INC.   FUNDS, INC.
                                  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                 ------------- ------------- --------------- --------------- ------------- -------------
                                 T. ROWE PRICE T. ROWE PRICE  T. ROWE PRICE   T. ROWE PRICE  T. ROWE PRICE
                                    MID-CAP     NEW AMERICA     BLUE CHIP        EQUITY      INTERNATIONAL  VAN KAMPEN
                                    GROWTH        GROWTH        GROWTH II       INCOME II        STOCK      UIF GROWTH
                                 ------------- ------------- --------------- --------------- ------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.......................  $       --     $ 13,715      $       --      $  480,546     $   43,385    $       --
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk.......................    (153,505)     (41,140)       (252,290)       (374,227)       (54,895)     (129,875)
   Administrative expense.......     (10,454)      (2,893)        (17,395)        (25,633)        (3,813)       (9,271)
                                  ----------     --------      ----------      ----------     ----------    ----------
   Net investment income
     (loss).....................    (163,959)     (30,318)       (269,685)         80,686        (15,323)     (139,146)
                                  ----------     --------      ----------      ----------     ----------    ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..........   2,181,738      553,827       4,762,970       7,751,878      1,195,329     2,907,056
   Cost of investments sold.....   1,848,936      466,898       3,471,359       7,610,906      1,194,392     1,842,745
                                  ----------     --------      ----------      ----------     ----------    ----------
   Realized gains (losses) on
     fund shares................     332,802       86,929       1,291,611         140,972            937     1,064,311
Realized gain distributions.....     909,886       17,456              --              --             --       418,936
                                  ----------     --------      ----------      ----------     ----------    ----------
   Net realized gains
     (losses)...................   1,242,688      104,385       1,291,611         140,972            937     1,483,247
Change in unrealized gains
  (losses)......................     141,123      234,616       1,653,915       3,390,893        588,995      (222,060)
                                  ----------     --------      ----------      ----------     ----------    ----------
   Net realized and change in
     unrealized gains (losses)
     on investments.............   1,383,811      339,001       2,945,526       3,531,865        589,932     1,261,187
                                  ----------     --------      ----------      ----------     ----------    ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS....................  $1,219,852     $308,683      $2,675,841      $3,612,551     $  574,609    $1,122,041
                                  ==========     ========      ==========      ==========     ==========    ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012
--------------------------------------------------------------------------------


                                                 THE UNIVERSAL THE UNIVERSAL   VAN ECK     VAN ECK     VAN ECK
                                   THE UNIVERSAL INSTITUTIONAL INSTITUTIONAL  WORLDWIDE   WORLDWIDE   WORLDWIDE
                                   INSTITUTIONAL  FUNDS, INC.   FUNDS, INC.   INSURANCE   INSURANCE   INSURANCE
                                    FUNDS, INC.   (CLASS II)    (CLASS II)      TRUST       TRUST       TRUST
                                    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                   ------------- ------------- ------------- ----------- ----------- -----------
                                                                VAN KAMPEN
                                    VAN KAMPEN    VAN KAMPEN   UIF U.S. REAL VAN ECK VIP VAN ECK VIP VAN ECK VIP
                                    UIF MID CAP   UIF GROWTH      ESTATE      EMERGING   GLOBAL HARD  MULTI-MGR
                                      GROWTH      (CLASS II)    (CLASS II)     MARKETS     ASSETS    ALTERNATIVE
                                   ------------- ------------- ------------- ----------- ----------- -----------
NET INVESTMENT INCOME
  (LOSS)
Dividends.........................   $      --     $     --     $   94,783   $       --  $   39,362   $     --
Charges from Lincoln Benefit Life
  Company:
   Mortality and expense risk.....     (31,240)     (26,206)      (243,092)     (70,623)   (102,832)   (22,241)
   Administrative expense.........      (2,291)      (1,827)       (16,383)      (4,837)     (6,873)    (1,554)
                                     ---------     --------     ----------   ----------  ----------   --------
   Net investment income
     (loss).......................     (33,531)     (28,033)      (164,692)     (75,460)    (70,343)   (23,795)
                                     ---------     --------     ----------   ----------  ----------   --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales............     810,723      903,501      4,942,039    1,648,666   2,028,013    837,209
   Cost of investments sold.......     713,629      700,336      4,893,306    1,972,525   2,101,096    828,930
                                     ---------     --------     ----------   ----------  ----------   --------
   Realized gains (losses) on
     fund shares..................      97,094      203,165         48,733     (323,859)    (73,083)     8,279
Realized gain distributions.......     267,005       84,253             --           --     604,371         --
                                     ---------     --------     ----------   ----------  ----------   --------
   Net realized gains (losses)....     364,099      287,418         48,733     (323,859)    531,288      8,279
Change in unrealized gains
  (losses)........................    (163,379)     (40,605)     2,261,142    1,550,718    (354,108)    15,563
                                     ---------     --------     ----------   ----------  ----------   --------
   Net realized and change in
     unrealized gains (losses)
     on investments...............     200,720      246,813      2,309,875    1,226,859     177,180     23,842
                                     ---------     --------     ----------   ----------  ----------   --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS......................   $ 167,189     $218,780     $2,145,183   $1,151,399  $  106,837   $     47
                                     =========     ========     ==========   ==========  ==========   ========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012
--------------------------------------------------------------------------------


                                                                         WELLS FARGO    WELLS FARGO
                                                                        VARIABLE TRUST VARIABLE TRUST
                                                                         SUB-ACCOUNT    SUB-ACCOUNT
                                                                        -------------- --------------
                                                                         WELLS FARGO    WELLS FARGO
                                                                         ADVANTAGE VT   ADVANTAGE VT
                                                                          DISCOVERY     OPPORTUNITY
                                                                        -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends..............................................................   $       --     $    5,335
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk..........................................      (57,984)       (81,463)
   Administrative expense..............................................       (3,938)        (5,638)
                                                                          ----------     ----------
   Net investment income (loss)........................................      (61,922)       (81,766)
                                                                          ----------     ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales.................................................    1,126,388      1,624,762
   Cost of investments sold............................................      796,677      1,720,326
                                                                          ----------     ----------
   Realized gains (losses) on fund shares..............................      329,711        (95,564)
Realized gain distributions............................................           --          1,957
                                                                          ----------     ----------
   Net realized gains (losses).........................................      329,711        (93,607)
Change in unrealized gains (losses)....................................      317,653        912,470
                                                                          ----------     ----------
   Net realized and change in unrealized gains (losses) on investments.      647,364        818,863
                                                                          ----------     ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS......................   $  585,442     $  737,097
                                                                          ==========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                           THE ALGER                THE ALGER                 THE ALGER
                                    PORTFOLIOS (CLASS 1-2)    PORTFOLIOS (CLASS 1-2)   PORTFOLIOS (CLASS 1-2)
                                          SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------  -----------------------  ------------------------
                                             ALGER                    ALGER                     ALGER
                                     CAPITAL APPRECIATION        GROWTH & INCOME          LARGE CAP GROWTH
                                          (CLASS I-2)              (CLASS I-2)               (CLASS I-2)
                                   ------------------------  -----------------------  ------------------------
                                       2012         2011        2012         2011         2012         2011
                                   -----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (70,801) $  (177,579) $   88,855  $    12,919  $   (18,098) $   (31,607)
Net realized gains (losses).......   1,508,377    1,041,180     103,576       28,032      202,705      247,898
Change in unrealized gains
  (losses)........................     327,343     (960,204)    306,242      226,373      256,010     (269,404)
                                   -----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   1,764,919      (96,603)    498,673      267,324      440,617      (53,113)
                                   -----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     105,807       95,545      61,092       52,573       39,736       44,364
Benefit payments..................    (105,428)    (111,556)   (106,680)    (108,998)     (41,458)     (27,340)
Payments on termination...........  (1,275,072)  (2,202,232)   (659,343)    (957,421)  (1,010,106)  (1,695,222)
Loans--net........................       1,149       (1,309)       (284)         (45)       1,941        3,880
Contract maintenance charge.......      (8,607)      (9,475)     (4,293)      (4,719)      (5,479)      (6,319)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............  (2,950,974)     642,369     265,320      (98,442)      (3,943)    (501,685)
                                   -----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (4,233,125)  (1,586,658)   (444,188)  (1,117,052)  (1,019,309)  (2,182,322)
                                   -----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (2,468,206)  (1,683,261)     54,485     (849,728)    (578,692)  (2,235,435)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  11,845,888   13,529,149   4,957,770    5,807,498    5,354,223    7,589,658
                                   -----------  -----------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 9,377,682  $11,845,888  $5,012,255  $ 4,957,770  $ 4,775,531  $ 5,354,223
                                   ===========  ===========  ==========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     923,300      987,657     470,258      577,793      535,350      761,493
       Units issued...............      43,900      222,035      71,423       41,873       75,278      102,865
       Units redeemed.............    (390,096)    (286,392)   (112,318)    (149,408)    (168,339)    (329,008)
                                   -----------  -----------  ----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................     577,104      923,300     429,363      470,258      442,289      535,350
                                   ===========  ===========  ==========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                           THE ALGER                 THE ALGER                THE ALGER
                                          PORTFOLIOS                PORTFOLIOS               PORTFOLIOS
                                          (CLASS 1-2)               (CLASS 1-2)               (CLASS S)
                                          SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------  ------------------------  ----------------------
                                             ALGER                     ALGER                    ALGER
                                        MID CAP GROWTH           SMALL CAP GROWTH       CAPITAL APPRECIATION
                                          (CLASS I-2)               (CLASS I-2)               (CLASS S)
                                   ------------------------  ------------------------  ----------------------
                                       2012         2011         2012         2011        2012        2011
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (169,703) $  (166,424) $   (96,986) $  (119,650) $  (35,948) $  (58,098)
Net realized gains (losses).......    (780,010)  (1,288,242)   1,691,324    1,548,347     216,955     227,980
Change in unrealized gains
  (losses)........................   2,446,029      323,566     (949,231)  (1,725,870)    343,383    (232,484)
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from operations.................   1,496,316   (1,131,100)     645,107     (297,173)    524,390     (62,602)
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      92,075      102,040       49,033       40,203      22,129      11,398
Benefit payments..................    (122,279)     (91,557)     (38,311)     (80,179)     (3,146)     (5,197)
Payments on termination...........  (1,653,383)  (3,006,438)    (726,887)  (1,599,644)   (541,448)   (469,304)
Loans--net........................         546         (756)         477       (1,064)         49          49
Contract maintenance charge.......      (9,363)     (11,036)      (4,778)      (5,502)     (2,312)     (2,558)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (520,507)    (642,824)    (474,075)  (3,584,143)    726,943    (200,193)
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (2,212,911)  (3,650,571)  (1,194,541)  (5,230,329)    202,215    (665,805)
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (716,595)  (4,781,671)    (549,434)  (5,527,502)    726,605    (728,407)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  10,941,446   15,723,117    6,305,829   11,833,331   3,270,158   3,998,565
                                   -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $10,224,851  $10,941,446  $ 5,756,395  $ 6,305,829  $3,996,763  $3,270,158
                                   ===========  ===========  ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     881,775    1,151,953      585,870      999,193     212,081     253,974
       Units issued...............      39,977       58,073       47,150       47,946      72,624      40,494
       Units redeemed.............    (202,969)    (328,251)    (153,712)    (461,269)    (61,720)    (82,387)
                                   -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end of
     period.......................     718,783      881,775      479,308      585,870     222,985     212,081
                                   ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                                                                           DWS INVESTMENTS
                                           THE ALGER                 THE ALGER                VARIABLE
                                          PORTFOLIOS                PORTFOLIOS                INSURANCE
                                           (CLASS S)                 (CLASS S)               TRUST FUNDS
                                          SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------  ------------------------  ----------------------
                                             ALGER                     ALGER                     DWS
                                       LARGE CAP GROWTH           MID CAP GROWTH             EQUITY 500
                                           (CLASS S)                 (CLASS S)               INDEX VIP B
                                   ------------------------  ------------------------  ----------------------
                                       2012         2011         2012         2011        2012        2011
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (78,132) $   (72,471) $  (100,396) $  (122,248) $       71  $     (820)
Net realized gains (losses).......     577,210      410,992     (388,246)    (598,923)    103,863     144,520
Change in unrealized gains
  (losses)........................      (1,863)    (492,876)   1,328,505        8,834     106,440    (119,936)
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from operations.................     497,215     (154,355)     839,863     (712,337)    210,374      23,764
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      19,672       34,910       65,488       55,322         538       2,282
Benefit payments..................     (20,600)      (5,771)     (33,421)     (93,128)     (8,127)    (44,048)
Payments on termination...........  (1,635,948)  (1,381,306)  (1,130,919)    (981,377)   (382,847)   (707,226)
Loans--net........................         325          336           33          132         474          --
Contract maintenance charge.......      (4,814)      (5,676)      (6,464)      (7,440)         --          --
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (483,472)    (234,562)    (227,697)    (310,177)    131,630    (129,014)
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (2,124,837)  (1,592,069)  (1,332,980)  (1,336,668)   (258,332)   (878,006)
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (1,627,622)  (1,746,424)    (493,117)  (2,049,005)    (47,958)   (854,242)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   6,623,565    8,369,989    6,344,040    8,393,045   1,606,613   2,460,855
                                   -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $ 4,995,943  $ 6,623,565  $ 5,850,923  $ 6,344,040  $1,558,655  $1,606,613
                                   ===========  ===========  ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     538,715      664,638      618,876      736,956     117,393     179,578
       Units issued...............      26,295       37,437       37,850       97,361      17,290       5,089
       Units redeemed.............    (184,838)    (163,360)    (155,497)    (215,441)    (34,602)    (67,274)
                                   -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end of
     period.......................     380,172      538,715      501,229      618,876     100,081     117,393
                                   ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                           DWS INVESTMENTS
                                              VARIABLE
                                              INSURANCE             DWS VARIABLE            DWS VARIABLE
                                             TRUST FUNDS              SERIES I                SERIES I
                                             SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                        --------------------  -----------------------  ----------------------
                                            DWS SMALL CAP             DWS BOND                   DWS
                                             INDEX VIP B               VIP A            CORE EQUITY VIP A (A)
                                        --------------------  -----------------------  ----------------------
                                           2012       2011       2012         2011        2012        2011
                                        ---------  ---------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $  (4,806) $  (6,168) $  152,920  $   178,216  $   (1,811) $   (4,030)
Net realized gains (losses)............    11,725     (3,599)   (119,356)    (270,565)     26,726      14,109
Change in unrealized gains (losses)....    70,310    (35,887)    265,857      334,124     119,353     (27,191)
                                        ---------  ---------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  operations...........................    77,229    (45,654)    299,421      241,775     144,268     (17,112)
                                        ---------  ---------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................         2          4      45,630       31,828       5,366      20,195
Benefit payments.......................        --         --     (17,323)     (20,277)    (39,958)     (8,912)
Payments on termination................  (128,463)  (108,456)   (828,999)  (1,551,087)   (122,185)   (195,555)
Loans--net.............................        --         --         374          737          77          94
Contract maintenance charge............        --         --      (3,580)      (4,016)       (751)     (1,080)
Transfers among the sub-accounts and
  with the Fixed Account--net..........    78,207    (19,821)   (120,170)     (85,283)   (198,791)     36,807
                                        ---------  ---------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions................   (50,254)  (128,273)   (924,068)  (1,628,098)   (356,242)   (148,451)
                                        ---------  ---------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS...............................    26,975   (173,927)   (624,647)  (1,386,323)   (211,974)   (165,563)
NET ASSETS AT BEGINNING OF
  PERIOD...............................   565,390    739,317   5,257,439    6,643,762   1,231,436   1,396,999
                                        ---------  ---------  ----------  -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD............................... $ 592,365  $ 565,390  $4,632,792  $ 5,257,439  $1,019,462  $1,231,436
                                        =========  =========  ==========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................    32,824     40,433     385,992      507,460     133,293     149,164
       Units issued....................     5,826      3,342      16,071       33,646      15,698      24,954
       Units redeemed..................    (8,434)   (10,951)    (82,951)    (155,114)    (52,616)    (40,825)
                                        ---------  ---------  ----------  -----------  ----------  ----------
   Units outstanding at end of
     period............................    30,216     32,824     319,112      385,992      96,375     133,293
                                        =========  =========  ==========  ===========  ==========  ==========

--------
(a)Previously known as DWS Growth and Income VIP A

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                              DWS VARIABLE             DWS VARIABLE             DWS VARIABLE
                                                SERIES I                 SERIES I                SERIES II
                                               SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                        ------------------------  ----------------------  -----------------------
                                               DWS GLOBAL                                           DWS
                                            SMALL CAP GROWTH                DWS            GLOBAL INCOME BUILDER
                                                  VIP A             INTERNATIONAL VIP A         VIP A II (B)
                                        ------------------------  ----------------------  -----------------------
                                            2012         2011        2012        2011        2012         2011
                                        -----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (45,289) $    13,545  $   11,677  $    6,275  $    3,604  $     7,725
Net realized gains (losses)............     292,836      142,516    (152,063)   (170,682)     45,813       56,898
Change in unrealized gains
  (losses).............................     423,882     (859,967)    437,761    (241,498)    334,928     (171,912)
                                        -----------  -----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets from
  operations...........................     671,429     (703,906)    297,375    (405,905)    384,345     (107,289)
                                        -----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      15,454       22,935       8,846      23,519      24,565       24,296
Benefit payments.......................     (18,744)     (61,181)    (18,272)    (52,979)    (47,192)    (113,203)
Payments on termination................    (789,056)  (1,345,711)   (162,286)   (305,731)   (427,464)    (881,117)
Loans--net.............................        (167)         290         341        (924)         --           --
Contract maintenance charge............      (3,372)      (4,173)       (857)     (1,097)     (3,313)      (3,736)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.........................    (359,681)    (299,055)    (98,584)    (59,508)    (61,835)    (203,253)
                                        -----------  -----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets from
  contract transactions................  (1,155,566)  (1,686,895)   (270,812)   (396,720)   (515,239)  (1,177,013)
                                        -----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................    (484,137)  (2,390,801)     26,563    (802,625)   (130,894)  (1,284,302)
NET ASSETS AT BEGINNING
  OF PERIOD............................   5,433,774    7,824,575   1,746,878   2,549,503   3,588,562    4,872,864
                                        -----------  -----------  ----------  ----------  ----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $ 4,949,637  $ 5,433,774  $1,773,441  $1,746,878  $3,457,668  $ 3,588,562
                                        ===========  ===========  ==========  ==========  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.........................     370,977      476,324     249,905     296,447     325,711      429,660
       Units issued....................      17,142       34,906      13,362      17,459       5,290       10,350
       Units redeemed..................     (88,061)    (140,253)    (49,520)    (64,001)    (49,021)    (114,299)
                                        -----------  -----------  ----------  ----------  ----------  -----------
   Units outstanding at end of
     period............................     300,058      370,977     213,747     249,905     281,980      325,711
                                        ===========  ===========  ==========  ==========  ==========  ===========

--------
(b)Previously known as DWS Balanced VIP A II

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                            FEDERATED                 FEDERATED                FEDERATED
                                            INSURANCE                 INSURANCE                INSURANCE
                                             SERIES                    SERIES                    SERIES
                                           SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                    ------------------------  ------------------------  -----------------------
                                         FEDERATED FUND
                                            FOR U.S.               FEDERATED HIGH              FEDERATED
                                           GOVERNMENT                INCOME BOND           MANAGED VOLATILITY
                                          SECURITIES II                FUND II                  FUND II
                                    ------------------------  ------------------------  -----------------------
                                        2012         2011         2012         2011        2012         2011
                                    -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $   340,668  $   457,823  $   786,105  $   986,330  $   38,444  $    79,568
Net realized gains (losses)........      43,047        9,748       (7,876)     (57,605)    189,845       23,731
Change in unrealized gains
  (losses).........................    (178,300)     159,304      753,982     (436,157)    150,723          300
                                    -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from operations..................     205,415      626,875    1,532,211      492,568     379,012      103,599
                                    -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................     108,677      171,251       88,288       64,754      23,812       20,209
Benefit payments...................    (244,300)    (345,076)    (135,787)    (264,850)    (31,149)     (42,668)
Payments on termination............  (1,915,124)  (3,505,180)  (1,995,453)  (3,157,715)   (457,734)    (544,045)
Loans--net.........................       3,198        3,479        1,196        1,539          --          (92)
Contract maintenance charge........      (7,595)      (9,039)      (7,051)      (7,940)     (1,980)      (2,084)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    (298,113)    (880,363)   1,087,925     (241,521)    970,640     (456,242)
                                    -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from contract transactions.......  (2,353,257)  (4,564,928)    (960,882)  (3,605,733)    503,589   (1,024,922)
                                    -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................  (2,147,842)  (3,938,053)     571,329   (3,113,165)    882,601     (921,323)
NET ASSETS AT BEGINNING
  OF PERIOD........................  14,738,632   18,676,685   11,918,550   15,031,715   2,800,717    3,722,040
                                    -----------  -----------  -----------  -----------  ----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $12,590,790  $14,738,632  $12,489,879  $11,918,550  $3,683,318  $ 2,800,717
                                    ===========  ===========  ===========  ===========  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................     914,335    1,208,895      668,909      862,715     217,588      307,801
       Units issued................      64,148      103,433      155,014      181,949     120,369       23,888
       Units redeemed..............    (212,385)    (397,993)    (209,161)    (375,755)    (63,615)    (114,101)
                                    -----------  -----------  -----------  -----------  ----------  -----------
   Units outstanding at end of
     period........................     766,098      914,335      614,762      668,909     274,342      217,588
                                    ===========  ===========  ===========  ===========  ==========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                           FIDELITY                  FIDELITY                  FIDELITY
                                           VARIABLE                  VARIABLE                  VARIABLE
                                          INSURANCE                 INSURANCE                  INSURANCE
                                        PRODUCTS FUND             PRODUCTS FUND              PRODUCTS FUND
                                         SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                   -----------------------  -------------------------  ------------------------
                                             VIP                       VIP                        VIP
                                        ASSET MANAGER               CONTRAFUND               EQUITY-INCOME
                                   -----------------------  -------------------------  ------------------------
                                      2012         2011         2012         2011          2012         2011
                                   ----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (1,537) $    17,144  $   (71,154) $   (251,741) $   259,426  $   170,992
Net realized gains (losses).......     83,791       62,717      259,478      (269,600)     773,322     (797,782)
Change in unrealized gains
  (losses)........................    476,518     (295,180)   4,810,840      (877,963)   1,545,017      629,112
                                   ----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    558,772     (215,319)   4,999,164    (1,399,304)   2,577,765        2,322
                                   ----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     35,481       54,211      214,995       363,266       70,159      197,171
Benefit payments..................    (95,671)     (75,290)    (205,510)     (205,940)    (152,528)    (476,771)
Payments on termination...........   (779,209)  (1,429,148)  (5,033,460)   (8,442,204)  (2,539,944)  (3,961,062)
Loans--net........................      2,842        1,313       (6,323)        3,187        2,835        2,062
Contract maintenance charge.......     (3,547)      (4,395)     (23,243)      (26,122)     (13,037)     (14,604)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............   (115,697)    (570,255)     203,584    (2,714,502)    (737,368)    (878,543)
                                   ----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (955,801)  (2,023,564)  (4,849,957)  (11,022,315)  (3,369,883)  (5,131,747)
                                   ----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   (397,029)  (2,238,883)     149,207   (12,421,619)    (792,118)  (5,129,425)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  5,396,193    7,635,076   35,372,200    47,793,819   17,686,264   22,815,689
                                   ----------  -----------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $4,999,164  $ 5,396,193  $35,521,407  $ 35,372,200  $16,894,146  $17,686,264
                                   ==========  ===========  ===========  ============  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    354,049      489,671    2,112,376     2,777,539    1,057,701    1,359,703
       Units issued...............     17,535       17,124      186,334       162,525       34,907       57,026
       Units redeemed.............    (81,578)    (152,746)    (433,269)     (827,688)    (233,558)    (359,028)
                                   ----------  -----------  -----------  ------------  -----------  -----------
   Units outstanding at end of
     period.......................    290,006      354,049    1,865,441     2,112,376      859,050    1,057,701
                                   ==========  ===========  ===========  ============  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                      FIDELITY                  FIDELITY                   FIDELITY
                                      VARIABLE                  VARIABLE                   VARIABLE
                                      INSURANCE                 INSURANCE                 INSURANCE
                                    PRODUCTS FUND             PRODUCTS FUND             PRODUCTS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                              ------------------------  ------------------------  -------------------------
                                     VIP GROWTH               VIP INDEX 500            VIP MONEY MARKET
                              ------------------------  ------------------------  -------------------------
                                  2012         2011         2012         2011         2012         2011
                              -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss)..................... $  (144,101) $  (199,238) $   105,401  $    78,458  $  (323,760) $   (394,875)
Net realized gains (losses)..     538,213      423,516      862,753      876,486           --            --
Change in unrealized gains
  (losses)...................   1,557,489     (307,832)   2,211,663     (739,960)          --            --
                              -----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net
  assets from operations.....   1,951,601      (83,554)   3,179,817      214,984     (323,760)     (394,875)
                              -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.....................     105,932      141,862      205,196      345,601      395,068       566,311
Benefit payments.............    (413,097)    (171,960)    (679,064)    (216,024)    (208,037)     (311,866)
Payments on termination......  (2,179,067)  (3,016,389)  (3,880,009)  (4,105,162)  (8,506,334)  (19,534,590)
Loans--net...................       1,376        2,117        1,118       (3,854)      19,084        12,844
Contract maintenance
  charge.....................     (14,216)     (15,897)     (18,240)     (20,150)     (14,751)      (17,134)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.........    (278,974)    (610,231)     (92,120)  (1,108,692)   3,939,984    13,639,807
                              -----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net
  assets from contract
  transactions...............  (2,778,046)  (3,670,498)  (4,463,119)  (5,108,281)  (4,374,986)   (5,644,628)
                              -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE)
  IN NET ASSETS..............    (826,445)  (3,754,052)  (1,283,302)  (4,893,297)  (4,698,746)   (6,039,503)
NET ASSETS AT
  BEGINNING OF
  PERIOD.....................  15,089,928   18,843,980   23,608,474   28,501,771   26,379,568    32,419,071
                              -----------  -----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
  PERIOD..................... $14,263,483  $15,089,928  $22,325,172  $23,608,474  $21,680,822  $ 26,379,568
                              ===========  ===========  ===========  ===========  ===========  ============

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.....   1,356,859    1,699,868    2,233,452    2,711,566    2,195,510     2,672,167
       Units issued..........     112,827      181,543      151,649      179,293    1,209,804     2,230,950
       Units redeemed........    (336,560)    (524,552)    (529,998)    (657,407)  (1,567,794)   (2,707,607)
                              -----------  -----------  -----------  -----------  -----------  ------------
   Units outstanding at end
     of period...............   1,133,126    1,356,859    1,855,103    2,233,452    1,837,520     2,195,510
                              ===========  ===========  ===========  ===========  ===========  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                                                     FIDELITY                 FIDELITY
                                           FIDELITY                  VARIABLE                 VARIABLE
                                           VARIABLE                 INSURANCE                 INSURANCE
                                           INSURANCE              PRODUCTS FUND             PRODUCTS FUND
                                         PRODUCTS FUND          (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                          SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------  -----------------------  ------------------------
                                                                VIP ASSET MANAGER          VIP CONTRAFUND
                                         VIP OVERSEAS           (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                   ------------------------  -----------------------  ------------------------
                                       2012         2011        2012         2011         2012         2011
                                   -----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $    30,654  $   (23,236) $  (14,607) $       614  $  (122,291) $  (207,407)
Net realized gains (losses).......    (245,978)    (189,755)     72,200       60,221     (343,611)    (817,075)
Change in unrealized gains
  (losses)........................   1,663,393   (1,641,425)    267,371     (208,810)   3,441,881       40,528
                                   -----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   1,448,069   (1,854,416)    324,964     (147,975)   2,975,979     (983,954)
                                   -----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      65,851       64,476      42,729       27,550      130,222      204,413
Benefit payments..................    (110,956)     (61,174)     (3,410)      (7,396)    (125,826)     (72,223)
Payments on termination...........    (989,625)  (2,052,634)   (721,792)    (635,359)  (4,191,737)  (3,349,036)
Loans--net........................        (182)         483         380          309         (375)        (189)
Contract maintenance charge.......      (4,874)      (5,902)     (8,034)      (9,753)     (48,038)     (53,614)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (211,133)    (477,473)   (230,632)    (367,207)  (1,299,935)    (739,558)
                                   -----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (1,250,919)  (2,532,224)   (920,759)    (991,856)  (5,535,689)  (4,010,207)
                                   -----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................     197,150   (4,386,640)   (595,795)  (1,139,831)  (2,559,710)  (4,994,161)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   8,095,442   12,482,082   3,432,452    4,572,283   22,161,433   27,155,594
                                   -----------  -----------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 8,292,592  $ 8,095,442  $2,836,657  $ 3,432,452  $19,601,723  $22,161,433
                                   ===========  ===========  ==========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     796,457    1,002,668     289,764      368,750    1,617,054    1,895,916
       Units issued...............      53,427       53,537      14,359       18,922       98,453      197,220
       Units redeemed.............    (162,197)    (259,748)    (87,079)     (97,908)    (463,870)    (476,082)
                                   -----------  -----------  ----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................     687,687      796,457     217,044      289,764    1,251,637    1,617,054
                                   ===========  ===========  ==========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                           FIDELITY                  FIDELITY                  FIDELITY
                                           VARIABLE                  VARIABLE                  VARIABLE
                                           INSURANCE                 INSURANCE                 INSURANCE
                                         PRODUCTS FUND             PRODUCTS FUND             PRODUCTS FUND
                                       (SERVICE CLASS 2)         (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------  ------------------------  ------------------------
                                              VIP
                                         EQUITY-INCOME              VIP GROWTH               VIP INDEX 500
                                       (SERVICE CLASS 2)         (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                   ------------------------  ------------------------  ------------------------
                                       2012         2011         2012         2011         2012         2011
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   200,257  $   121,808  $  (104,886) $  (157,583) $    38,637  $    19,765
Net realized gains (losses).......     730,207     (786,446)     782,832      636,983      781,517      711,172
Change in unrealized gains
  (losses)........................   1,565,899      574,034      435,539     (590,198)   2,347,389     (583,055)
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   2,496,363      (90,604)   1,113,485     (110,798)   3,167,543      147,882
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     161,397      124,090      147,111      194,449      177,901      236,840
Benefit payments..................    (115,534)    (297,572)    (131,507)    (133,577)    (107,796)    (271,148)
Payments on termination...........  (3,385,769)  (3,501,814)  (2,472,569)  (2,387,290)  (4,175,158)  (3,510,637)
Loans--net........................      (7,253)       1,863            4          (90)       2,838        1,947
Contract maintenance charge.......     (31,326)     (36,356)      (4,568)      (5,354)     (64,464)     (74,526)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (385,415)    (697,660)    (653,077)    (370,427)    (923,077)  (1,313,935)
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (3,763,900)  (4,407,449)  (3,114,606)  (2,702,289)  (5,089,756)  (4,931,459)
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (1,267,537)  (4,498,053)  (2,001,121)  (2,813,087)  (1,922,213)  (4,783,577)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  17,868,681   22,366,734    9,143,852   11,956,939   24,206,708   28,990,285
                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $16,601,144  $17,868,681  $ 7,142,731  $ 9,143,852  $22,284,495  $24,206,708
                                   ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   1,666,670    2,066,600      787,553    1,007,846    2,156,100    2,588,325
       Units issued...............      87,734      141,032       48,521      111,645       93,394      248,316
       Units redeemed.............    (408,656)    (540,962)    (287,210)    (331,938)    (505,023)    (680,541)
                                   -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................   1,345,748    1,666,670      548,864      787,553    1,744,471    2,156,100
                                   ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                           FIDELITY                   FIDELITY                  FIDELITY
                                           VARIABLE                   VARIABLE                  VARIABLE
                                           INSURANCE                 INSURANCE                  INSURANCE
                                         PRODUCTS FUND             PRODUCTS FUND              PRODUCTS FUND
                                       (SERVICE CLASS 2)         (SERVICE CLASS 2)          (SERVICE CLASS 2)
                                          SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                   ------------------------  -------------------------  ------------------------
                                        VIP INVESTMENT               VIP MONEY
                                          GRADE BOND                   MARKET                 VIP OVERSEAS
                                       (SERVICE CLASS 2)         (SERVICE CLASS 2)          (SERVICE CLASS 2)
                                   ------------------------  -------------------------  ------------------------
                                       2012         2011         2012          2011         2012         2011
                                   -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss).......................... $   113,433  $   481,313  $   (481,643) $  (554,711) $    11,824  $   (87,540)
Net realized gains (losses).......   1,322,565    1,353,783            --           --     (796,719)    (518,839)
Change in unrealized gains
  (losses)........................    (106,146)      52,311            --           --    3,939,873   (3,313,096)
                                   -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   1,329,852    1,887,407      (481,643)    (554,711)   3,154,978   (3,919,475)
                                   -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      67,172      182,844       248,902      239,360      108,832      124,494
Benefit payments..................    (635,802)    (629,083)     (153,380)    (267,521)     (56,573)    (210,551)
Payments on termination...........  (6,923,490)  (5,593,986)  (10,197,018)  (7,014,877)  (3,105,438)  (2,791,832)
Loans--net........................      (9,713)       2,213           168          213        1,023        1,288
Contract maintenance
  charge..........................     (57,259)     (66,426)      (85,923)    (101,477)     (45,886)     (54,960)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............   1,651,633     (659,548)    5,285,796    3,250,781   (1,203,946)     873,425
                                   -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (5,907,459)  (6,763,986)   (4,901,455)  (3,893,521)  (4,301,988)  (2,058,136)
                                   -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (4,577,607)  (4,876,579)   (5,383,098)  (4,448,232)  (1,147,010)  (5,977,611)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  33,712,942   38,589,521    33,708,067   38,156,299   18,393,264   24,370,875
                                   -----------  -----------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $29,135,335  $33,712,942  $ 28,324,969  $33,708,067  $17,246,254  $18,393,264
                                   ===========  ===========  ============  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   2,525,850    3,031,396     3,241,718    3,615,283    1,727,852    1,859,685
       Units issued...............     455,386      511,740       882,183    1,348,947      113,227      292,299
       Units redeemed.............    (868,703)  (1,017,286)   (1,352,565)  (1,722,512)    (471,233)    (424,132)
                                   -----------  -----------  ------------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................   2,112,533    2,525,850     2,771,336    3,241,718    1,369,846    1,727,852
                                   ===========  ===========  ============  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                                     GOLDMAN SACHS           GOLDMAN SACHS
                                                        VARIABLE               VARIABLE
                                                       INSURANCE               INSURANCE              INVESCO
                                                         TRUST                   TRUST          INVESTMENT SERVICES
                                                      SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                                 ---------------------  ----------------------  -------------------
                                                                                                      INVESCO
                                                     VIT STRATEGIC          VIT STRUCTURED        VAN KAMPEN V.I.
                                                     INTERNATIONAL             SMALL CAP             AMERICAN
                                                         EQUITY                 EQUITY             FRANCHISE (H)
                                                 ---------------------  ----------------------  -------------------
                                                    2012       2011        2012        2011          2012 (I)
                                                 ---------  ----------  ----------  ----------  -------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).................... $   5,461  $   24,026  $   (4,901) $  (11,677)      $ (3,796)
Net realized gains (losses).....................   (60,055)   (126,443)     30,667      22,995         (4,599)
Change in unrealized gains (losses).............   225,229    (135,603)     99,597     (22,852)        (8,021)
                                                 ---------  ----------  ----------  ----------       --------
Increase (decrease) in net assets from
  operations....................................   170,635    (238,020)    125,363     (11,534)       (16,416)
                                                 ---------  ----------  ----------  ----------       --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................     4,432       4,842       1,057          32            320
Benefit payments................................      (746)     (2,458)     (2,593)     (2,403)           697
Payments on termination.........................  (258,940)   (394,108)   (156,416)   (175,919)       (46,494)
Loans--net......................................       447         533          --          --             --
Contract maintenance charge.....................      (454)       (559)       (464)       (518)            --
Transfers among the sub-accounts and with
  the Fixed Account--net........................      (949)   (245,501)   (101,821)   (389,443)       401,846
                                                 ---------  ----------  ----------  ----------       --------
Increase (decrease) in net assets from contract
  transactions..................................  (256,210)   (637,251)   (260,237)   (568,251)       356,369
                                                 ---------  ----------  ----------  ----------       --------
INCREASE (DECREASE) IN NET
  ASSETS........................................   (85,575)   (875,271)   (134,874)   (579,785)       339,953
NET ASSETS AT BEGINNING OF
  PERIOD........................................   990,621   1,865,892   1,178,702   1,758,487             --
                                                 ---------  ----------  ----------  ----------       --------
NET ASSETS AT END OF PERIOD..................... $ 905,046  $  990,621  $1,043,828  $1,178,702       $339,953
                                                 =========  ==========  ==========  ==========       ========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period.....................................   116,116     183,024      68,681     101,378             --
       Units issued.............................     2,461       3,980         183       3,570         45,549
       Units redeemed...........................   (29,806)    (70,888)    (14,146)    (36,267)        (6,657)
                                                 ---------  ----------  ----------  ----------       --------
   Units outstanding at end of period...........    88,771     116,116      54,718      68,681         38,892
                                                 =========  ==========  ==========  ==========       ========

--------
(h)Previously known as Invesco Van Kampen V.I. Capital Growth
(i)For the period beginning April 27, 2012 and ended December 31, 2012

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                             INVESCO                   INVESCO                 INVESCO
                                       INVESTMENT SERVICES       INVESTMENT SERVICES     INVESTMENT SERVICES
                                           SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                    ------------------------  ------------------------  --------------------
                                                                                            INVESCO V.I.
                                     INVESCO VAN KAMPEN V.I.   INVESCO VAN KAMPEN V.I.         CAPITAL
                                       AMERICAN VALUE (E)      VALUE OPPORTUNITIES (C)  APPRECIATION (D) (J)
                                    ------------------------  ------------------------  --------------------
                                        2012         2011         2012         2011        2012       2011
                                    -----------  -----------  -----------  -----------  ---------  ---------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $  (131,915) $  (166,174) $    (6,379) $   (55,766) $  (2,114) $  (6,902)
Net realized gains (losses)........      78,181     (558,026)    (390,720)    (865,107)     2,576     (7,698)
Change in unrealized gains
  (losses).........................   2,379,049      637,829    1,356,359      579,339     54,981    (26,397)
                                    -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in net assets
  from operations..................   2,325,315      (86,371)     959,260     (341,534)    55,443    (40,997)
                                    -----------  -----------  -----------  -----------  ---------  ---------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................      79,938       86,325       30,250       26,019        160        480
Benefit payments...................     (40,042)    (125,470)     (58,188)     (98,798)    (1,672)    (6,251)
Payments on termination............  (3,578,293)  (4,671,979)  (1,326,940)  (2,185,362)   (22,444)   (72,590)
Loans--net.........................         786          722           38          178         --         --
Contract maintenance charge........      (5,662)      (6,456)      (2,862)      (3,351)        --         --
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................  (1,068,608)    (673,844)    (353,855)    (372,931)  (407,704)   (24,180)
                                    -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in net assets
  from contract transactions.......  (4,611,881)  (5,390,702)  (1,711,557)  (2,634,245)  (431,660)  (102,541)
                                    -----------  -----------  -----------  -----------  ---------  ---------
INCREASE (DECREASE) IN
  NET ASSETS.......................  (2,286,566)  (5,477,073)    (752,297)  (2,975,779)  (376,217)  (143,538)
NET ASSETS AT BEGINNING
  OF PERIOD........................  16,349,800   21,826,873    6,578,716    9,554,495    376,217    519,755
                                    -----------  -----------  -----------  -----------  ---------  ---------
NET ASSETS AT END OF
  PERIOD........................... $14,063,234  $16,349,800  $ 5,826,419  $ 6,578,716  $      --  $ 376,217
                                    ===========  ===========  ===========  ===========  =========  =========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................   1,019,477    1,349,243      751,259    1,041,117     47,632     59,674
       Units issued................      41,900       96,437       38,716       50,198         98        895
       Units redeemed..............    (299,727)    (426,203)    (215,232)    (340,056)   (47,730)   (12,937)
                                    -----------  -----------  -----------  -----------  ---------  ---------
   Units outstanding at end of
     period........................     761,650    1,019,477      574,743      751,259         --     47,632
                                    ===========  ===========  ===========  ===========  =========  =========

--------
(c)Previously known as Invesco V.I. Basic Value
(d)On April 27, 2012, Invesco V.I. Capital Appreciation merged into Invesco Van Kampen V.I. Capital Growth
(e)Previously known as Invesco Van Kampen V.I. Mid Cap Value
(j)For the period beginning January 1, 2012 and ended April 27, 2012

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                           INVESCO            INVESCO INVESTMENT        INVESCO INVESTMENT
                                     INVESTMENT SERVICES      SERVICES SERIES II        SERVICES SERIES II
                                         SUB-ACCOUNT             SUB-ACCOUNT                SUB-ACCOUNT
                                   ----------------------  -----------------------   ------------------------
                                        INVESCO V.I.       INVESCO VAN KAMPEN V.I.    INVESCO VAN KAMPEN V.I.
                                         HIGH YIELD        AMERICAN FRANCHISE II (K)   GROWTH AND INCOME II
                                   ----------------------  -----------------------   ------------------------
                                      2012        2011      2012 (I)        2011         2012         2011
                                   ----------  ----------  ----------   -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   77,123  $  (25,788) $  (12,155)  $   307,224  $   (83,720) $  (181,435)
Net realized gains (losses).......     29,763     (32,827)    (13,041)     (179,832)     521,607      231,282
Change in unrealized gains
  (losses)........................    209,321     (80,366)    (27,617)      (83,413)   2,715,554   (1,143,446)
                                   ----------  ----------  ----------   -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    316,207    (138,981)    (52,813)       43,979    3,153,441   (1,093,599)
                                   ----------  ----------  ----------   -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      1,213       1,982       2,945         6,941       98,835      143,408
Benefit payments..................    (26,874)    (89,538)         --          (355)    (229,378)    (344,461)
Payments on termination...........   (523,566)   (528,475)   (294,710)     (245,308)  (5,587,517)  (6,058,316)
Loans--net........................         --          --         140          (305)      (8,589)        (310)
Contract maintenance charge.......       (472)       (321)       (688)       (4,653)     (45,826)     (52,959)
Transfers among the sub-accounts
  and with the Fixed Account--
  net.............................     56,072   3,047,427   1,429,451    (8,822,839)    (783,858)  (1,699,091)
                                   ----------  ----------  ----------   -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (493,627)  2,431,075   1,137,138    (9,066,519)  (6,556,333)  (8,011,729)
                                   ----------  ----------  ----------   -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   (177,420)  2,292,094   1,084,325    (9,022,540)  (3,402,892)  (9,105,328)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  2,292,094          --          --     9,022,540   27,210,776   36,316,104
                                   ----------  ----------  ----------   -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $2,114,674  $2,292,094  $1,084,325   $        --  $23,807,884  $27,210,776
                                   ==========  ==========  ==========   ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    163,702          --          --       796,786    2,243,080    2,874,431
       Units issued...............     22,362     232,635     150,294        16,446      103,432      224,146
       Units redeemed.............    (55,310)    (68,933)    (37,164)     (813,232)    (601,038)    (855,497)
                                   ----------  ----------  ----------   -----------  -----------  -----------
   Units outstanding at end of
     period.......................    130,754     163,702     113,130            --    1,745,474    2,243,080
                                   ==========  ==========  ==========   ===========  ===========  ===========

--------
(i)For the period beginning April 27, 2012 and ended December 31, 2012
(k)Previously known as Invesco Van Kampen V.I. Capital Growth II

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                      INVESCO INVESTMENT        INVESCO INVESTMENT         INVESCO INVESTMENT
                                      SERVICES SERIES II        SERVICES SERIES II         SERVICES SERIES II
                                          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------  ------------------------   --------------------------
                                    INVESCO VAN KAMPEN V.I.   INVESCO VAN KAMPEN V.I.         INVESCO V.I.
                                       MID CAP GROWTH II     VALUE OPPORTUNITIES II (F) CAPITAL APPRECIATION II (G)
                                   ------------------------  ------------------------   --------------------------
                                       2012         2011         2012          2011       2012 (J)        2011
                                   -----------  -----------  -----------   -----------   -----------   ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (85,106) $  (114,968) $   (20,346)  $   (53,852) $    (7,397)   $  (24,303)
Net realized gains (losses).......     314,816      182,114     (228,970)     (367,619)      81,161        (5,113)
Change in unrealized gains
  (losses)........................     301,074     (855,627)     982,510       154,223      117,492      (111,208)
                                   -----------  -----------  -----------   -----------   -----------   ----------
Increase (decrease) in net assets
  from operations.................     530,784     (788,481)     733,194      (267,248)     191,256      (140,624)
                                   -----------  -----------  -----------   -----------   -----------   ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      23,443       29,408       24,777        18,800       14,973        12,539
Benefit payments..................     (12,918)     (89,435)      (6,973)      (19,964)          --        (1,013)
Payments on termination...........  (1,023,587)  (1,713,944)  (1,105,297)     (801,415)     (41,502)     (168,018)
Loans--net........................         641          380         (352)         (160)          52           155
Contract maintenance charge.......      (2,466)      (3,061)     (12,520)      (15,009)        (786)       (1,811)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (622,800)       4,225     (366,175)     (144,339)  (1,469,466)      (84,193)
                                   -----------  -----------  -----------   -----------   -----------   ----------
Increase (decrease) in net assets
  from contract transactions......  (1,637,687)  (1,772,427)  (1,466,540)     (962,087)  (1,496,729)     (242,341)
                                   -----------  -----------  -----------   -----------   -----------   ----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (1,106,903)  (2,560,908)    (733,346)   (1,229,335)  (1,305,473)     (382,965)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   5,792,482    8,353,390    5,008,764     6,238,099    1,305,473     1,688,438
                                   -----------  -----------  -----------   -----------   -----------   ----------
NET ASSETS AT END OF
  PERIOD.......................... $ 4,685,579  $ 5,792,482  $ 4,275,418   $ 5,008,764  $        --    $1,305,473
                                   ===========  ===========  ===========   ===========   ===========   ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     441,870      568,230      587,921       696,308      150,527       176,013
       Units issued...............      27,805      125,727       18,341        42,698        1,732         4,930
       Units redeemed.............    (144,479)    (252,087)    (172,511)     (151,085)    (152,259)      (30,416)
                                   -----------  -----------  -----------   -----------   -----------   ----------
   Units outstanding at end of
     period.......................     325,196      441,870      433,751       587,921           --       150,527
                                   ===========  ===========  ===========   ===========   ===========   ==========

--------
(f)Previously known as Invesco V.I. Basic Value II
(g)On April 27, 2012, Invesco V.I. Capital Appreciation II merged into Invesco Van Kampen V.I. Capital Growth II
(j)For the period beginning January 1, 2012 and ended April 27, 2012

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                     INVESCO INVESTMENT       INVESCO INVESTMENT        INVESCO INVESTMENT
                                     SERVICES SERIES II       SERVICES SERIES II        SERVICES SERIES II
                                         SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                   ----------------------  ------------------------  ------------------------
                                                                 INVESCO V.I.              INVESCO V.I.
                                        INVESCO V.I.              GOVERNMENT               MID CAP CORE
                                       CORE EQUITY II            SECURITIES II               EQUITY II
                                   ----------------------  ------------------------  ------------------------
                                      2012        2011         2012         2011         2012         2011
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (27,343) $  (36,755) $    74,657  $   (73,394) $  (135,203) $  (153,927)
Net realized gains (losses).......    131,137     121,191      145,856       68,042      144,889       19,907
Change in unrealized gains
  (losses)........................    363,686    (135,460)    (182,365)     382,853      755,737     (640,995)
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    467,480     (51,024)      38,148      377,501      765,423     (775,015)
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     13,731      18,818       28,854       54,125       53,699       26,844
Benefit payments..................    (26,093)    (28,660)     (48,645)     (75,924)     (32,965)     (50,189)
Payments on termination...........   (480,874)   (476,021)  (1,674,452)  (1,878,224)  (2,046,180)  (1,233,079)
Loans--net........................        336         441         (287)         244          (77)         131
Contract maintenance charge.......     (8,769)    (10,054)     (13,038)     (11,103)     (23,971)     (28,983)
Transfers among the sub-accounts
  and with the Fixed Account--
  net.............................   (129,369)   (299,863)     709,252    8,045,410     (261,940)     273,584
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (631,038)   (795,339)    (998,316)   6,134,528   (2,311,434)  (1,011,692)
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   (163,558)   (846,363)    (960,168)   6,512,029   (1,546,011)  (1,786,707)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  4,087,009   4,933,372    6,512,029           --    9,152,449   10,939,156
                                   ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $3,923,451  $4,087,009  $ 5,551,861  $ 6,512,029  $ 7,606,438  $ 9,152,449
                                   ==========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    390,580     462,929      542,216           --      726,803      799,363
       Units issued...............     21,703      22,190      144,908      835,363       63,918       99,347
       Units redeemed.............    (77,145)    (94,539)    (227,630)    (293,147)    (236,044)    (171,907)
                                   ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................    335,138     390,580      459,494      542,216      554,677      726,803
                                   ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                         J.P. MORGAN              JANUS ASPEN               JANUS ASPEN
                                       SERIES TRUST II              SERIES                    SERIES
                                         SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                   ----------------------  ------------------------  ------------------------
                                          JPMORGAN
                                      IT SMALL CAP CORE
                                          PORTFOLIO                BALANCED                 ENTERPRISE
                                   ----------------------  ------------------------  ------------------------
                                      2012        2011         2012         2011         2012         2011
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (13,770) $  (19,781) $   335,702  $   251,454  $  (201,602) $  (223,424)
Net realized gains (losses).......     42,929      37,769    2,332,075    2,367,697      743,941      970,862
Change in unrealized gains
  (losses)........................    147,930     (98,413)     265,275   (2,425,246)   1,451,639   (1,100,850)
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    177,089     (80,425)   2,933,052      193,905    1,993,978     (353,412)
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................        406         463      142,673      217,014      116,508      153,046
Benefit payments..................    (44,887)    (10,287)    (233,155)    (407,098)    (326,648)    (172,504)
Payments on termination...........   (214,033)   (391,628)  (2,913,574)  (5,218,817)  (1,868,618)  (2,371,623)
Loans--net........................        348         342        1,807        1,762        2,513       (7,195)
Contract maintenance charge.......       (499)       (571)     (17,474)     (19,784)     (13,819)     (15,182)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............   (108,075)    (88,761)    (747,258)     684,577     (540,184)  (3,572,347)
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (366,740)   (490,442)  (3,766,981)  (4,742,346)  (2,630,248)  (5,985,805)
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   (189,651)   (570,867)    (833,929)  (4,548,441)    (636,270)  (6,339,217)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  1,149,224   1,720,091   25,615,354   30,163,795   13,561,716   19,900,933
                                   ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $  959,573  $1,149,224  $24,781,425  $25,615,354  $12,925,446  $13,561,716
                                   ==========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     78,376     109,909    1,275,715    1,473,394      877,681    1,255,056
       Units issued...............        189       2,028       61,454      162,337       30,353       71,958
       Units redeemed.............    (23,011)    (33,561)    (255,367)    (360,016)    (178,922)    (449,333)
                                   ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................     55,554      78,376    1,081,802    1,275,715      729,112      877,681
                                   ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                          JANUS ASPEN              JANUS ASPEN               JANUS ASPEN
                                            SERIES                    SERIES                   SERIES
                                          SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------  -----------------------  ------------------------
                                                                      FORTY                     JANUS
                                         FLEXIBLE BOND              PORTFOLIO                 PORTFOLIO
                                   ------------------------  -----------------------  ------------------------
                                       2012         2011        2012         2011         2012         2011
                                   -----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   251,018  $   301,917  $  (23,006) $   (41,165) $  (105,205) $  (111,557)
Net realized gains (losses).......     401,115      988,981     205,654      250,903      420,706       72,400
Change in unrealized gains
  (losses)........................     222,041     (585,477)    361,176     (480,578)   1,531,712     (772,638)
                                   -----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................     874,174      705,421     543,824     (270,840)   1,847,213     (811,795)
                                   -----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      52,724       54,080       3,977        8,724      343,921       95,756
Benefit payments..................     (23,152)    (225,672)     (8,601)     (21,720)    (716,924)    (140,405)
Payments on termination...........  (1,927,393)  (2,550,760)   (522,488)    (827,280)  (1,671,674)  (1,701,871)
Loans--net........................       4,251        4,432         366          719         (258)         106
Contract maintenance charge.......      (5,550)      (6,185)       (481)        (558)     (11,367)     (12,595)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............     (78,739)      32,082     (93,111)    (478,889)    (621,004)    (653,465)
                                   -----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (1,977,859)  (2,692,023)   (620,338)  (1,319,004)  (2,677,306)  (2,412,474)
                                   -----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (1,103,685)  (1,986,602)    (76,514)  (1,589,844)    (830,093)  (3,224,269)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  13,373,110   15,359,712   2,615,029    4,204,873   11,441,629   14,665,898
                                   -----------  -----------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $12,269,425  $13,373,110  $2,538,515  $ 2,615,029  $10,611,536  $11,441,629
                                   ===========  ===========  ==========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     692,699      833,667     186,059      274,641      903,197    1,098,086
       Units issued...............      77,635       92,480      10,500       15,935       50,932       25,850
       Units redeemed.............    (179,187)    (233,448)    (48,844)    (104,517)    (256,886)    (220,739)
                                   -----------  -----------  ----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................     591,147      692,699     147,715      186,059      697,243      903,197
                                   ===========  ===========  ==========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                                                    JANUS ASPEN               JANUS ASPEN
                                          JANUS ASPEN                 SERIES                    SERIES
                                            SERIES               (SERVICE SHARES)          (SERVICE SHARES)
                                          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------  ------------------------  ------------------------
                                                                                                 FORTY
                                                                     BALANCED                  PORTFOLIO
                                           WORLDWIDE             (SERVICE SHARES)          (SERVICE SHARES)
                                   ------------------------  ------------------------  ------------------------
                                       2012         2011         2012         2011       2012 (O)       2011
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (64,604) $  (115,029) $    65,161  $    51,497  $   (47,670) $   (69,493)
Net realized gains (losses).......     (94,636)     (57,884)     713,016      625,100      305,770      156,247
Change in unrealized gains
  (losses)........................   1,981,741   (1,785,245)      82,612     (669,927)     677,863     (523,702)
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   1,822,501   (1,958,158)     860,789        6,670      935,963     (436,948)
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      88,222       94,406       28,254       53,640       11,289       19,005
Benefit payments..................     (85,702)    (186,337)      (9,392)     (73,911)     (20,121)      (5,006)
Payments on termination...........  (1,485,917)  (1,819,518)  (1,839,654)  (1,243,317)    (930,132)    (690,496)
Loans--net........................         409        2,321          384          380           --           --
Contract maintenance charge.......     (10,813)     (12,695)     (14,963)     (16,936)      (8,451)      (9,640)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (241,904)    (429,452)    (351,601)     (94,737)    (182,276)    (157,912)
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (1,735,705)  (2,351,275)  (2,186,972)  (1,374,881)  (1,129,691)    (844,049)
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................      86,796   (4,309,433)  (1,326,183)  (1,368,211)    (193,728)  (1,280,997)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  10,678,510   14,987,943    8,084,951    9,453,162    4,524,141    5,805,138
                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $10,765,306  $10,678,510  $ 6,758,768  $ 8,084,951  $ 4,330,413  $ 4,524,141
                                   ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     948,409    1,143,244      562,247      655,578      325,847      382,913
       Units issued...............      25,038       40,241       39,096       55,361       34,953       41,416
       Units redeemed.............    (172,817)    (235,076)    (180,456)    (148,692)    (104,463)     (98,482)
                                   -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................     800,630      948,409      420,887      562,247      256,337      325,847
                                   ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                          JANUS ASPEN               JANUS ASPEN             JANUS ASPEN
                                            SERIES                    SERIES                   SERIES
                                       (SERVICE SHARES)          (SERVICE SHARES)         (SERVICE SHARES)
                                          SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                   ------------------------  ------------------------  ---------------------
                                                                  PERKINS MID CAP
                                                                  VALUE PORTFOLIO            WORLDWIDE
                                   OVERSEAS (SERVICE SHARES)     (SERVICE SHARES)         (SERVICE SHARES)
                                   ------------------------  ------------------------  ---------------------
                                       2012         2011         2012         2011        2012       2011
                                   -----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (73,730) $  (128,225) $  (100,584) $  (154,267) $  (6,281) $  (12,390)
Net realized gains (losses).......    (543,594)    (122,986)   1,028,003      224,974     19,935      48,371
Change in unrealized gains
  (losses)........................   1,296,706   (3,777,761)     226,074     (682,657)   127,002    (206,131)
                                   -----------  -----------  -----------  -----------  ---------  ----------
Increase (decrease) in net assets
  from operations.................     679,382   (4,028,972)   1,153,493     (611,950)   140,656    (170,150)
                                   -----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      97,494       93,476       43,708       85,000        865       2,636
Benefit payments..................     (10,728)     (68,718)    (139,008)    (146,029)        --     (11,292)
Payments on termination...........  (1,042,609)  (1,998,603)  (2,996,710)  (1,824,331)  (160,649)   (245,607)
Loans--net........................      (6,765)          67           49       (5,722)       234         324
Contract maintenance charge.......      (8,844)     (12,496)     (36,309)     (44,394)      (217)       (291)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................  (2,841,704)   1,672,666     (701,032)    (505,991)  (104,451)    (68,595)
                                   -----------  -----------  -----------  -----------  ---------  ----------
Increase (decrease) in net assets
  from contract transactions......  (3,813,156)    (313,608)  (3,829,302)  (2,441,467)  (264,218)   (322,825)
                                   -----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (3,133,774)  (4,342,580)  (2,675,809)  (3,053,417)  (123,562)   (492,975)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   8,826,397   13,168,977   13,665,033   16,718,450    889,590   1,382,565
                                   -----------  -----------  -----------  -----------  ---------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $ 5,692,623  $ 8,826,397  $10,989,224  $13,665,033  $ 766,028  $  889,590
                                   ===========  ===========  ===========  ===========  =========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     843,862      834,540      930,184    1,086,460    103,412     135,895
       Units issued...............      72,824      402,017       41,588       91,125      3,744      10,170
       Units redeemed.............    (429,129)    (392,695)    (285,924)    (247,401)   (32,340)    (42,653)
                                   -----------  -----------  -----------  -----------  ---------  ----------
   Units outstanding at end of
     period.......................     487,557      843,862      685,848      930,184     74,816     103,412
                                   ===========  ===========  ===========  ===========  =========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                                                                               LEGG MASON
                                                 LAZARD                  LAZARD                 PARTNERS
                                               RETIREMENT              RETIREMENT               VARIABLE
                                              SERIES, INC.            SERIES, INC.            INCOME TRUST
                                               SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
                                        ------------------------  --------------------  -----------------------
                                                                                               LEGG MASON
                                                                                              CLEARBRIDGE
                                                                                          VARIABLE FUNDAMENTAL
                                                EMERGING              INTERNATIONAL          ALL CAP VALUE
                                             MARKETS EQUITY              EQUITY               PORTFOLIO I
                                        ------------------------  --------------------  -----------------------
                                            2012         2011        2012       2011       2012         2011
                                        -----------  -----------  ---------  ---------  ----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $    (1,085) $     6,303  $     816  $   2,859  $    2,798  $   (15,462)
Net realized gains (losses)............     192,649      425,460    (11,227)   (25,974)   (139,198)    (293,578)
Change in unrealized gains
  (losses).............................     612,509   (1,678,412)   138,310    (53,537)    611,161      (60,356)
                                        -----------  -----------  ---------  ---------  ----------  -----------
Increase (decrease) in net assets from
  operations...........................     804,073   (1,246,649)   127,899    (76,652)    474,761     (369,396)
                                        -----------  -----------  ---------  ---------  ----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      13,134        9,110      1,512      2,327       6,170       13,906
Benefit payments.......................     (24,233)    (142,209)    (1,109)   (10,279)    (45,089)    (102,714)
Payments on termination................    (641,025)  (1,807,552)  (120,361)  (155,987)   (675,216)  (1,145,926)
Loans--net.............................         229          178          5          1          --           --
Contract maintenance charge............      (1,033)      (1,261)      (255)      (325)     (2,698)      (3,375)
Transfers among the sub-accounts and
  with the Fixed Account--net..........    (402,961)    (342,561)     1,645     (1,991)   (155,142)    (112,432)
                                        -----------  -----------  ---------  ---------  ----------  -----------
Increase (decrease) in net assets from
  contract transactions................  (1,055,889)  (2,284,295)  (118,563)  (166,254)   (871,975)  (1,350,541)
                                        -----------  -----------  ---------  ---------  ----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................    (251,816)  (3,530,944)     9,336   (242,906)   (397,214)  (1,719,937)
NET ASSETS AT BEGINNING OF
  PERIOD...............................   4,492,584    8,023,528    724,316    967,222   3,949,864    5,669,801
                                        -----------  -----------  ---------  ---------  ----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $ 4,240,768  $ 4,492,584  $ 733,652  $ 724,316  $3,552,650  $ 3,949,864
                                        ===========  ===========  =========  =========  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................     136,337      197,466     74,886     91,332     492,480      653,044
       Units issued....................       5,932       10,543      1,756      8,122      18,494       37,376
       Units redeemed..................     (35,504)     (71,672)   (13,014)   (24,568)   (119,758)    (197,940)
                                        -----------  -----------  ---------  ---------  ----------  -----------
   Units outstanding at end of
     period............................     106,765      136,337     63,628     74,886     391,216      492,480
                                        ===========  ===========  =========  =========  ==========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                          LEGG MASON
                                           PARTNERS                 LEGG MASON               MFS VARIABLE
                                           VARIABLE                  PARTNERS                  INSURANCE
                                         INCOME TRUST        VARIABLE PORTFOLIOS I, INC          TRUST
                                          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------  ------------------------   ----------------------
                                         WESTERN ASSET              LEGG MASON
                                        VARIABLE GLOBAL        CLEARBRIDGE VARIABLE
                                        HIGH YIELD BOND           LARGE CAP VALUE
                                       PORTFOLIO II (L)             PORTFOLIO I               MFS GROWTH
                                   ------------------------  ------------------------   ----------------------
                                       2012         2011         2012          2011        2012        2011
                                   -----------  -----------  -----------   -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   697,297  $   914,028  $    47,680   $    35,376  $  (45,797) $  (47,349)
Net realized gains (losses).......    (153,315)    (238,903)     161,255          (734)    195,265     111,193
Change in unrealized gains
  (losses)........................   1,723,642     (688,493)     667,083       203,086     304,617    (136,156)
                                   -----------  -----------  -----------   -----------  ----------  ----------
Increase (decrease) in net assets
  from operations.................   2,267,624      (13,368)     876,018       237,728     454,085     (72,312)
                                   -----------  -----------  -----------   -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      93,950       81,493       21,793        16,609      21,638      63,472
Benefit payments..................     (48,681)    (117,212)      (3,327)      (89,310)      3,851     (17,915)
Payments on termination...........  (2,727,417)  (2,233,658)  (1,349,439)   (1,717,875)   (461,622)   (558,573)
Loans--net........................         302          389       (2,001)          163         965       1,442
Contract maintenance charge.......     (38,834)     (43,910)      (4,335)       (4,432)     (2,696)     (3,053)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (645,816)    (634,482)   1,142,151      (128,200)   (300,894)    (98,600)
                                   -----------  -----------  -----------   -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (3,366,496)  (2,947,380)    (195,158)   (1,923,045)   (738,758)   (613,227)
                                   -----------  -----------  -----------   -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (1,098,872)  (2,960,748)     680,860    (1,685,317)   (284,673)   (685,539)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  15,213,899   18,174,647    5,829,982     7,515,299   3,075,467   3,761,006
                                   -----------  -----------  -----------   -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $14,115,027  $15,213,899  $ 6,510,842   $ 5,829,982  $2,790,794  $3,075,467
                                   ===========  ===========  ===========   ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   1,104,739    1,315,745      531,260       705,409     311,278     388,592
       Units issued...............      74,251       92,053      184,795        65,531      18,412      19,836
       Units redeemed.............    (297,425)    (303,059)    (205,466)     (239,680)    (80,150)    (97,150)
                                   -----------  -----------  -----------   -----------  ----------  ----------
   Units outstanding at end of
     period.......................     881,565    1,104,739      510,589       531,260     249,540     311,278
                                   ===========  ===========  ===========   ===========  ==========  ==========

--------
(l)Previously known as Legg Mason Western Asset Variable Global High Yield Bond Portfolio II

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                         MFS VARIABLE             MFS VARIABLE             MFS VARIABLE
                                           INSURANCE                INSURANCE                INSURANCE
                                             TRUST                    TRUST                    TRUST
                                          SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                    ----------------------  ------------------------  ----------------------
                                         MFS INVESTORS
                                             TRUST              MFS NEW DISCOVERY          MFS RESEARCH
                                    ----------------------  ------------------------  ----------------------
                                       2012        2011         2012         2011        2012        2011
                                    ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $  (12,220) $  (14,528) $   (97,035) $  (124,921) $  (11,979) $  (10,664)
Net realized gains (losses)........     67,432      88,029      723,527    1,624,062      81,628      42,360
Change in unrealized gains
  (losses).........................    237,802    (153,637)     457,972   (2,265,533)    254,228     (67,539)
                                    ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from operations..................    293,014     (80,136)   1,084,464     (766,392)    323,877     (35,843)
                                    ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits...........................      8,757       8,244       60,392       49,873       5,665      11,243
Benefit payments...................     (8,570)    (11,067)        (196)     (58,567)     (5,168)     (5,973)
Payments on termination............   (244,979)   (576,504)  (1,092,053)  (1,914,107)   (219,977)   (231,687)
Loans--net.........................         --          --          233          206        (669)         --
Contract maintenance charge........     (1,539)     (1,721)      (4,418)      (5,101)       (962)       (985)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    (40,441)   (117,602)    (467,558)    (303,993)  1,247,873      38,085
                                    ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions.......   (286,772)   (698,650)  (1,503,600)  (2,231,689)  1,026,762    (189,317)
                                    ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.......................      6,242    (778,786)    (419,136)  (2,998,081)  1,350,639    (225,160)
NET ASSETS AT BEGINNING
  OF PERIOD........................  1,785,673   2,564,459    6,189,556    9,187,637   1,623,776   1,848,936
                                    ----------  ----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD........................... $1,791,915  $1,785,673  $ 5,770,420  $ 6,189,556  $2,974,415  $1,623,776
                                    ==========  ==========  ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................    176,272     244,755      463,663      602,713     147,277     167,227
       Units issued................     12,128      25,986       27,494       68,318     158,684       9,889
       Units redeemed..............    (37,845)    (94,469)    (135,572)    (207,368)    (39,075)    (29,839)
                                    ----------  ----------  -----------  -----------  ----------  ----------
   Units outstanding at end of
     period........................    150,555     176,272      355,585      463,663     266,886     147,277
                                    ==========  ==========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                                                   MFS VARIABLE
                                         MFS VARIABLE               INSURANCE               MFS VARIABLE
                                           INSURANCE                  TRUST                INSURANCE TRUST
                                             TRUST               (SERVICE CLASS)           (SERVICE CLASS)
                                          SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------  -----------------------  ------------------------
                                                                                            MFS INVESTOR
                                                                 MFS HIGH INCOME            GROWTH STOCK
                                       MFS TOTAL RETURN          (SERVICE CLASS)           (SERVICE CLASS)
                                   ------------------------  -----------------------  ------------------------
                                       2012         2011         2012        2011         2012         2011
                                   -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   146,124  $   141,175  $   364,716  $  525,107  $  (109,800) $  (119,877)
Net realized gains (losses).......      63,987      (47,765)     (42,281)    (72,747)     855,899      283,422
Change in unrealized gains
  (losses)........................     915,464      (46,948)     432,349    (311,952)     438,686     (219,773)
                                   -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   1,125,575       46,462      754,784     140,408    1,184,785      (56,228)
                                   -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      87,751       71,693       19,330      44,972       21,388       86,633
Benefit payments..................     (42,737)     (80,649)     (36,988)    (62,265)     (35,650)    (183,434)
Payments on termination...........  (1,468,442)  (2,581,886)  (1,546,788)   (966,290)  (1,378,223)  (1,194,297)
Loans--net........................         (34)       1,020           --          --           --          (15)
Contract maintenance charge.......      (5,233)      (5,952)     (13,865)    (15,728)     (23,698)     (27,495)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (277,278)    (687,477)     401,773     172,504     (656,467)    (105,470)
                                   -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (1,705,973)  (3,283,251)  (1,176,538)   (826,807)  (2,072,650)  (1,424,078)
                                   -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (580,398)  (3,236,789)    (421,754)   (686,399)    (887,865)  (1,480,306)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  12,316,670   15,553,459    6,452,606   7,139,005    8,517,833    9,998,139
                                   -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $11,736,272  $12,316,670  $ 6,030,852  $6,452,606  $ 7,629,968  $ 8,517,833
                                   ===========  ===========  ===========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     809,778    1,028,136      482,997     546,346      741,352      860,095
       Units issued...............      30,431       48,926       67,263      93,925       33,937       71,207
       Units redeemed.............    (136,331)    (267,284)    (148,917)   (157,274)    (196,645)    (189,950)
                                   -----------  -----------  -----------  ----------  -----------  -----------
   Units outstanding at end of
     period.......................     703,878      809,778      401,343     482,997      578,644      741,352
                                   ===========  ===========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                        MFS VARIABLE             MFS VARIABLE              MFS VARIABLE
                                       INSURANCE TRUST          INSURANCE TRUST           INSURANCE TRUST
                                       (SERVICE CLASS)          (SERVICE CLASS)           (SERVICE CLASS)
                                         SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                   ----------------------  ------------------------  ------------------------
                                                                                             MFS TOTAL
                                        MFS INVESTORS          MFS NEW DISCOVERY              RETURN
                                    TRUST (SERVICE CLASS)       (SERVICE CLASS)           (SERVICE CLASS)
                                   ----------------------  ------------------------  ------------------------
                                      2012        2011         2012         2011         2012         2011
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (14,665) $  (15,732) $   (81,120) $  (110,823) $    79,392  $    89,913
Net realized gains (losses).......     91,541      31,290      558,052    1,461,737        1,782     (150,374)
Change in unrealized gains
  (losses)........................    187,701     (88,103)     437,800   (2,197,478)     731,800       51,002
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    264,577     (72,545)     914,732     (846,564)     812,974       (9,459)
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      4,881       4,792       12,363       40,849       26,171       46,367
Benefit payments..................         --     (44,316)      (6,313)     (30,073)     (55,870)     (25,134)
Payments on termination...........   (342,757)   (207,527)  (1,045,060)  (1,201,285)  (2,436,872)  (1,244,392)
Loans--net........................         --          --      (12,108)          28           --            1
Contract maintenance charge.......     (3,457)     (4,108)      (3,837)      (4,477)     (20,421)     (24,767)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................     (6,238)    (20,326)    (591,906)    (859,653)     (14,069)    (861,729)
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (347,571)   (271,485)  (1,646,861)  (2,054,611)  (2,501,061)  (2,109,654)
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (82,994)   (344,030)    (732,129)  (2,901,175)  (1,688,087)  (2,119,113)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  1,633,621   1,977,651    5,270,233    8,171,408    9,648,586   11,767,699
                                   ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $1,550,627  $1,633,621  $ 4,538,104  $ 5,270,233  $ 7,960,499  $ 9,648,586
                                   ==========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    139,639     162,499      407,056      555,518      825,629    1,007,089
       Units issued...............     16,760      10,757       21,691      128,647       29,191       66,650
       Units redeemed.............    (42,930)    (33,617)    (133,904)    (277,109)    (230,154)    (248,110)
                                   ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................    113,469     139,639      294,843      407,056      624,666      825,629
                                   ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                                                                             OPPENHEIMER
                                                                                              VARIABLE
                                         MFS VARIABLE              MFS VARIABLE             ACCOUNT FUNDS
                                        INSURANCE TRUST          INSURANCE TRUST           (SERVICE SHARES
                                        (SERVICE CLASS)          (SERVICE CLASS)               ("SS"))
                                          SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------  -----------------------  ------------------------
                                                                                             OPPENHEIMER
                                         MFS UTILITIES              MFS VALUE                  GLOBAL
                                        (SERVICE CLASS)          (SERVICE CLASS)           SECURITIES (SS)
                                   ------------------------  -----------------------  ------------------------
                                       2012         2011         2012        2011         2012         2011
                                   -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   163,662  $    64,771  $    (8,616) $  (13,652) $    24,860  $   (50,784)
Net realized gains (losses).......     200,739      211,827      224,173      67,983       60,741       50,462
Change in unrealized gains
  (losses)........................      21,377      (23,833)     272,339    (133,415)   1,309,556     (960,113)
                                   -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................     385,778      252,765      487,896     (79,084)   1,395,157     (960,435)
                                   -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................       1,000        5,768        8,446      57,591      146,585      159,031
Benefit payments..................     (92,166)    (260,718)          --     (16,102)     (50,909)     (26,099)
Payments on termination...........    (794,397)  (1,044,292)  (1,453,879)   (565,195)  (1,354,462)  (1,464,601)
Loans--net........................         143          (47)          --          --       (3,266)         575
Contract maintenance charge.......      (1,091)      (1,223)      (6,164)     (8,564)      (6,394)      (6,935)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (519,370)     (43,480)    (178,990)     40,846     (795,962)     (78,229)
                                   -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (1,405,881)  (1,343,992)  (1,630,587)   (491,424)  (2,064,408)  (1,416,258)
                                   -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (1,020,103)  (1,091,227)  (1,142,691)   (570,508)    (669,251)  (2,376,693)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   4,006,909    5,098,136    4,006,200   4,576,708    8,484,595   10,861,288
                                   -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 2,986,806  $ 4,006,909  $ 2,863,509  $4,006,200  $ 7,815,344  $ 8,484,595
                                   ===========  ===========  ===========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     173,603      230,091      317,765     356,034      667,875      769,738
       Units issued...............       8,800       27,776       19,495      44,514       45,870       44,128
       Units redeemed.............     (66,427)     (84,264)    (137,634)    (82,783)    (197,148)    (145,991)
                                   -----------  -----------  -----------  ----------  -----------  -----------
   Units outstanding at end of
     period.......................     115,976      173,603      199,626     317,765      516,597      667,875
                                   ===========  ===========  ===========  ==========  ===========  ===========


                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                           OPPENHEIMER              OPPENHEIMER
                                            VARIABLE                 VARIABLE             PANORAMA SERIES
                                          ACCOUNT FUNDS            ACCOUNT FUNDS            FUND, INC.
                                         (SERVICE SHARES          (SERVICE SHARES         (SERVICE SHARES
                                             ("SS"))                  ("SS"))                 ("SS"))
                                           SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                    ------------------------  ----------------------  ----------------------
                                           OPPENHEIMER
                                           MAIN STREET              OPPENHEIMER             OPPENHEIMER
                                            SMALL MID            SMALL- & MID-CAP          INTERNATIONAL
                                            CAP (SS)                GROWTH (SS)             GROWTH (SS)
                                    ------------------------  ----------------------  ----------------------
                                        2012         2011        2012        2011        2012        2011
                                    -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $  (304,412) $  (336,541) $  (33,376) $  (37,316) $   (6,615) $  (17,100)
Net realized gains (losses)........   1,369,133    1,120,460      61,107      43,571     144,407      98,133
Change in unrealized gains
  (losses).........................   2,577,455   (1,794,935)    268,237        (345)    194,579    (285,871)
                                    -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations..................   3,642,176   (1,011,016)    295,968       5,910     332,371    (204,838)
                                    -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................     152,928      169,845      31,590      33,294       2,319       8,317
Benefit payments...................    (101,241)    (203,073)    (10,183)         --     (62,215)    (33,820)
Payments on termination............  (4,554,820)  (5,059,931)   (323,158)   (274,478)   (369,326)   (373,588)
Loans--net.........................      (7,472)         467          --          --          41         163
Contract maintenance charge........     (32,310)     (37,365)     (5,735)     (6,659)       (574)       (647)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................  (1,650,773)    (575,836)    (79,533)     (6,375)   (153,565)    (35,232)
                                    -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions.......  (6,193,688)  (5,705,893)   (387,019)   (254,218)   (583,320)   (434,807)
                                    -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.......................  (2,551,512)  (6,716,909)    (91,051)   (248,308)   (250,949)   (639,645)
NET ASSETS AT BEGINNING
  OF PERIOD........................  25,052,350   31,769,259   2,069,253   2,317,561   1,920,245   2,559,890
                                    -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD........................... $22,500,838  $25,052,350  $1,978,202  $2,069,253  $1,669,296  $1,920,245
                                    ===========  ===========  ==========  ==========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................   1,835,193    2,221,830     207,220     230,424     133,074     161,603
       Units issued................     132,138      227,599       7,885      36,246       8,104       6,507
       Units redeemed..............    (550,345)    (614,236)    (41,851)    (59,450)    (44,173)    (35,036)
                                    -----------  -----------  ----------  ----------  ----------  ----------
   Units outstanding at end of
     period........................   1,416,986    1,835,193     173,254     207,220      97,005     133,074
                                    ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                   PIMCO VARIABLE             PIMCO VARIABLE             PIMCO VARIABLE
                                      INSURANCE                  INSURANCE                  INSURANCE
                                        TRUST                      TRUST                      TRUST
                                     SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                              ------------------------  --------------------------  ------------------------
                                    FOREIGN BOND
                                 (US DOLLAR-HEDGED)            MONEY MARKET             PIMCO REAL RETURN
                              ------------------------  --------------------------  ------------------------
                                  2012         2011         2012          2011          2012         2011
                              -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss). $   132,079  $   120,481  $   (439,982) $   (563,746) $  (127,618) $   150,102
Net realized gains (losses)..     896,398      169,529            --            --    2,109,048    1,388,263
Change in unrealized gains
  (losses)...................     530,317      693,495            --            --     (212,335)   1,039,135
                              -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net
  assets from operations.....   1,558,794      983,505      (439,982)     (563,746)   1,769,095    2,577,500
                              -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.....................      69,365      112,114        89,229       240,285      156,305      128,435
Benefit payments.............    (188,806)    (355,491)     (213,286)     (463,487)    (212,591)    (399,025)
Payments on termination......  (3,035,182)  (3,689,930)  (13,108,409)  (14,450,885)  (5,719,093)  (4,497,836)
Loans--net...................        (469)       1,340           582           779           99           99
Contract maintenance charge..     (30,605)     (35,605)      (85,261)      (98,946)     (58,222)     (64,912)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.........    (281,715)     315,871     3,543,417     7,095,398    1,540,960      (10,938)
                              -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net
  assets from contract
  transactions...............  (3,467,412)  (3,651,701)   (9,773,728)   (7,676,856)  (4,292,542)  (4,844,177)
                              -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS..............  (1,908,618)  (2,668,196)  (10,213,710)   (8,240,602)  (2,523,447)  (2,266,677)
NET ASSETS AT
  BEGINNING OF
  PERIOD.....................  19,144,478   21,812,674    35,314,340    43,554,942   26,194,599   28,461,276
                              -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
  PERIOD..................... $17,235,860  $19,144,478  $ 25,100,630  $ 35,314,340  $23,671,152  $26,194,599
                              ===========  ===========  ============  ============  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.....   1,358,411    1,623,469     3,351,185     4,059,009    1,821,678    2,174,425
       Units issued..........     226,715      327,699       784,218     1,421,726      261,132      303,768
       Units redeemed........    (462,348)    (592,757)   (1,710,229)   (2,129,550)    (542,600)    (656,515)
                              -----------  -----------  ------------  ------------  -----------  -----------
   Units outstanding at end
     of period...............   1,122,778    1,358,411     2,425,174     3,351,185    1,540,210    1,821,678
                              ===========  ===========  ============  ============  ===========  ===========


                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                         PIMCO VARIABLE
                                            INSURANCE                   PUTNAM                   PUTNAM
                                              TRUST                 VARIABLE TRUST           VARIABLE TRUST
                                           SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                   --------------------------  -----------------------  -----------------------
                                                                          VT                       VT
                                       PIMCO TOTAL RETURN             HIGH YIELD          INTERNATIONAL VALUE
                                   --------------------------  -----------------------  -----------------------
                                       2012          2011         2012         2011        2012         2011
                                   ------------  ------------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $    845,671  $  1,041,159  $  203,701  $   324,058  $   43,516  $    40,453
Net realized gains (losses).......    3,058,030     2,799,445     (22,799)     (47,017)   (373,060)    (518,176)
Change in unrealized gains
  (losses)........................    2,360,926    (1,952,064)    237,386     (237,361)    822,458      (53,967)
                                   ------------  ------------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from operations.................    6,264,627     1,888,540     418,288       39,680     492,914     (531,690)
                                   ------------  ------------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      340,378       680,573      12,231        8,240      17,008       23,006
Benefit payments..................     (990,557)   (1,093,488)     (6,741)    (258,041)    (39,041)     (19,012)
Payments on termination...........  (17,690,348)  (19,227,527)   (932,828)  (1,239,329)   (365,649)    (746,620)
Loans--net........................        7,236       (31,058)         --           --         162          272
Contract maintenance charge.......      (89,054)     (102,839)       (669)        (835)     (1,437)      (1,687)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............       64,224      (130,515)     34,295     (341,880)   (102,924)    (107,469)
                                   ------------  ------------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (18,358,121)  (19,904,854)   (893,712)  (1,831,845)   (491,881)    (851,510)
                                   ------------  ------------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (12,093,494)  (18,016,314)   (475,424)  (1,792,165)      1,033   (1,383,200)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................   86,701,345   104,717,659   3,379,397    5,171,562   2,744,280    4,127,480
                                   ------------  ------------  ----------  -----------  ----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 74,607,851  $ 86,701,345  $2,903,973  $ 3,379,397  $2,745,313  $ 2,744,280
                                   ============  ============  ==========  ===========  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    5,616,403     6,864,203     191,045      293,017     238,372      303,883
       Units issued...............      504,498       990,571      15,759       24,198      20,862       20,711
       Units redeemed.............   (1,629,455)   (2,238,371)    (63,187)    (126,170)    (60,207)     (86,222)
                                   ------------  ------------  ----------  -----------  ----------  -----------
   Units outstanding at end of
     period.......................    4,491,446     5,616,403     143,617      191,045     199,027      238,372
                                   ============  ============  ==========  ===========  ==========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                                 RYDEX                  RYDEX                T. ROWE PRICE
                                            VARIABLE TRUST          VARIABLE TRUST        EQUITY SERIES, INC.
                                              SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                        ----------------------  ---------------------  ------------------------
                                                                       RYDEX VT
                                             GUGGENHEIM VT            NASDAQ 100             T. ROWE PRICE
                                           US LONG SHORT (M)        STRATEGY FUND            EQUITY INCOME
                                        ----------------------  ---------------------  ------------------------
                                           2012        2011        2012       2011         2012         2011
                                        ----------  ----------  ---------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)........... $  (35,319) $  (43,338) $ (16,922) $  (18,575) $    71,303  $    20,979
Net realized gains (losses)............      7,217      17,551    125,369     204,046      171,234      (69,366)
Change in unrealized gains
  (losses).............................     98,625    (187,555)    36,615    (172,325)   1,548,039     (244,133)
                                        ----------  ----------  ---------  ----------  -----------  -----------
Increase (decrease) in net assets from
  operations...........................     70,523    (213,342)   145,062      13,146    1,790,576     (292,520)
                                        ----------  ----------  ---------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits...............................     58,668       5,744      1,239       1,194       75,828      100,363
Benefit payments.......................     (5,760)    (14,152)     1,634          --     (117,065)    (130,635)
Payments on termination................   (424,750)   (331,040)  (232,237)   (341,082)  (2,275,473)  (3,063,256)
Loans--net.............................         --          --         --          --        1,144        1,686
Contract maintenance charge............     (5,832)     (7,174)      (246)       (264)      (7,256)      (7,876)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.........................    (57,082)      3,996    129,816     (23,867)      64,635   (1,047,952)
                                        ----------  ----------  ---------  ----------  -----------  -----------
Increase (decrease) in net assets from
  contract transactions................   (434,756)   (342,626)   (99,794)   (364,019)  (2,258,187)  (4,147,670)
                                        ----------  ----------  ---------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS...........................   (364,233)   (555,968)    45,268    (350,873)    (467,611)  (4,440,190)
NET ASSETS AT BEGINNING
  OF PERIOD............................  2,432,169   2,988,137    953,717   1,304,590   12,440,271   16,880,461
                                        ----------  ----------  ---------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $2,067,936  $2,432,169  $ 998,985  $  953,717  $11,972,660  $12,440,271
                                        ==========  ==========  =========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.........................    205,766     232,270    120,738     166,430      832,560    1,105,751
       Units issued....................     13,344      21,684     33,022      39,757       74,185       98,007
       Units redeemed..................    (48,964)    (48,188)   (37,380)    (85,449)    (212,691)    (371,198)
                                        ----------  ----------  ---------  ----------  -----------  -----------
   Units outstanding at end of
     period............................    170,146     205,766    116,380     120,738      694,054      832,560
                                        ==========  ==========  =========  ==========  ===========  ===========

--------
(m)Previously known as Rydex SGI VT US Long Short


                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                         T. ROWE PRICE            T. ROWE PRICE            T. ROWE PRICE
                                      EQUITY SERIES, INC.      EQUITY SERIES, INC.    EQUITY SERIES, INC. II
                                          SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------  ----------------------  ------------------------
                                                                  T. ROWE PRICE
                                         T. ROWE PRICE             NEW AMERICA             T. ROWE PRICE
                                        MID-CAP GROWTH               GROWTH             BLUE CHIP GROWTH II
                                   ------------------------  ----------------------  ------------------------
                                       2012         2011        2012        2011         2012         2011
                                   -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (163,959) $  (202,121) $  (30,318) $  (41,475) $  (269,685) $  (292,173)
Net realized gains (losses).......   1,242,688    2,176,548     104,385     375,625    1,291,611      762,159
Change in unrealized gains
  (losses)........................     141,123   (2,208,050)    234,616    (419,658)   1,653,915     (403,119)
                                   -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   1,219,852     (233,623)    308,683     (85,508)   2,675,841       66,867
                                   -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      63,968      108,470      41,805      30,599       52,190      120,195
Benefit payments..................     (41,835)     (74,811)        480     (19,556)     (84,044)    (242,871)
Payments on termination...........  (1,500,709)  (2,646,285)   (375,308)   (504,723)  (2,872,160)  (2,410,824)
Loans--net........................        (688)          49          --          19          743          716
Contract maintenance charge.......      (7,038)      (8,133)     (1,370)     (1,527)     (41,822)     (48,035)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (497,069)  (1,166,750)     69,965     (70,039)     750,815     (556,932)
                                   -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (1,983,371)  (3,787,460)   (264,428)   (565,227)  (2,194,278)  (3,137,751)
                                   -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (763,519)  (4,021,083)     44,255    (650,735)     481,563   (3,070,884)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  10,603,566   14,624,649   2,766,627   3,417,362   16,893,729   19,964,613
                                   -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 9,840,047  $10,603,566  $2,810,882  $2,766,627  $17,375,292  $16,893,729
                                   ===========  ===========  ==========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     520,494      706,006     244,809     296,790    1,448,525    1,708,126
       Units issued...............       6,558       11,240      23,696      21,664      212,256      115,248
       Units redeemed.............     (94,609)    (196,752)    (47,744)    (73,645)    (377,872)    (374,849)
                                   -----------  -----------  ----------  ----------  -----------  -----------
   Units outstanding at end of
     period.......................     432,443      520,494     220,761     244,809    1,282,909    1,448,525
                                   ===========  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                                                                              THE UNIVERSAL
                                         T. ROWE PRICE            T. ROWE PRICE               INSTITUTIONAL
                                    EQUITY SERIES, INC. II   INTERNATIONAL SERIES, INC.        FUNDS, INC.
                                          SUB-ACCOUNT              SUB-ACCOUNT                 SUB-ACCOUNT
                                   ------------------------  -------------------------  ------------------------
                                         T. ROWE PRICE            T. ROWE PRICE              VAN KAMPEN UIF
                                       EQUITY INCOME II        INTERNATIONAL STOCK               GROWTH
                                   ------------------------  -------------------------  ------------------------
                                       2012         2011        2012          2011          2012         2011
                                   -----------  -----------  ----------   -----------   -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $    80,686  $   (26,527) $  (15,323)  $   (13,817)  $  (139,146) $  (168,504)
Net realized gains (losses).......     140,972     (369,580)        937        26,688     1,483,247    1,723,987
Change in unrealized gains
  (losses)........................   3,390,893     (282,501)    588,995      (742,748)     (222,060)  (1,832,672)
                                   -----------  -----------  ----------   -----------   -----------  -----------
Increase (decrease) in net assets
  from operations.................   3,612,551     (678,608)    574,609      (729,877)    1,122,041     (277,189)
                                   -----------  -----------  ----------   -----------   -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     121,211      145,674      26,865       136,364        13,922       29,546
Benefit payments..................    (140,288)    (384,418)    (19,308)      (50,183)     (156,628)    (188,450)
Payments on termination...........  (4,984,755)  (4,068,849)   (621,497)     (981,628)   (1,997,714)  (3,225,085)
Loans--net........................      (3,403)         454         430           423           668          220
Contract maintenance charge.......     (65,596)     (75,662)     (1,878)       (2,319)       (2,197)      (2,670)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............  (1,865,720)    (100,976)   (132,547)     (927,375)     (366,617)    (790,310)
                                   -----------  -----------  ----------   -----------   -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (6,938,551)  (4,483,777)   (747,935)   (1,824,718)   (2,508,566)  (4,176,749)
                                   -----------  -----------  ----------   -----------   -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (3,326,000)  (5,162,385)   (173,326)   (2,554,595)   (1,386,525)  (4,453,938)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  26,381,940   31,544,325   3,735,115     6,289,710     9,291,064   13,745,002
                                   -----------  -----------  ----------   -----------   -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $23,055,940  $26,381,940  $3,561,789   $ 3,735,115   $ 7,904,539  $ 9,291,064
                                   ===========  ===========  ==========   ===========   ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   2,312,026    2,692,394     391,906       573,152       650,388      920,564
       Units issued...............      93,414      257,098      69,754        55,888        28,063       26,810
       Units redeemed.............    (649,056)    (637,466)   (144,881)     (237,134)     (187,067)    (296,986)
                                   -----------  -----------  ----------   -----------   -----------  -----------
   Units outstanding at end of
     period.......................   1,756,384    2,312,026     316,779       391,906       491,384      650,388
                                   ===========  ===========  ==========   ===========   ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                                                 THE UNIVERSAL            THE UNIVERSAL
                                        THE UNIVERSAL            INSTITUTIONAL            INSTITUTIONAL
                                        INSTITUTIONAL             FUNDS, INC.              FUNDS, INC.
                                         FUNDS, INC.              (CLASS II)               (CLASS II)
                                         SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                   -----------------------  ----------------------  ------------------------
                                                                                         VAN KAMPEN UIF
                                        VAN KAMPEN UIF          VAN KAMPEN UIF              U.S. REAL
                                        MID CAP GROWTH         GROWTH (CLASS II)        ESTATE (CLASS II)
                                   -----------------------  ----------------------  ------------------------
                                      2012         2011        2012        2011         2012         2011
                                   ----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (33,531) $   (38,948) $  (28,033) $  (36,543) $  (164,692) $  (182,868)
Net realized gains (losses).......    364,099      311,400     287,418     221,178       48,733     (759,520)
Change in unrealized gains
  (losses)........................   (163,379)    (476,979)    (40,605)   (267,714)   2,261,142    1,497,793
                                   ----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    167,189     (204,527)    218,780     (83,079)   2,145,183      555,405
                                   ----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      2,318        2,263       2,127       7,152      186,696       99,907
Benefit payments..................    (38,411)      (3,547)         --          --     (160,763)     (81,618)
Payments on termination...........   (363,810)    (949,014)   (527,473)   (451,321)  (3,051,114)  (2,088,230)
Loans--net........................        573        1,025          --          --      (12,945)          49
Contract maintenance charge.......       (997)      (1,222)     (1,039)     (1,413)     (44,672)     (50,409)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................   (358,078)    (251,556)   (186,473)    (90,340)    (839,430)    (525,191)
                                   ----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (758,405)  (1,202,051)   (712,858)   (535,922)  (3,922,228)  (2,645,492)
                                   ----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   (591,216)  (1,406,578)   (494,078)   (619,001)  (1,777,045)  (2,090,087)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  2,497,484    3,904,062   2,001,246   2,620,247   16,452,388   18,542,475
                                   ----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $1,906,268  $ 2,497,484  $1,507,168  $2,001,246  $14,675,343  $16,452,388
                                   ==========  ===========  ==========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    170,840      244,478     148,251     185,235      977,652    1,145,616
       Units issued...............      1,951       12,452      15,976      24,806       65,843      183,480
       Units redeemed.............    (51,082)     (86,090)    (64,745)    (61,790)    (278,492)    (351,444)
                                   ----------  -----------  ----------  ----------  -----------  -----------
   Units outstanding at end of
     period.......................    121,709      170,840      99,482     148,251      765,003      977,652
                                   ==========  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                                                      VAN ECK                  VAN ECK
                                            VAN ECK                  WORLDWIDE                WORLDWIDE
                                           WORLDWIDE                 INSURANCE                INSURANCE
                                           INSURANCE                   TRUST                    TRUST
                                       TRUST SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------  ------------------------  ----------------------
                                          VAN ECK VIP                 VAN ECK                  VAN ECK
                                           EMERGING                 VIP GLOBAL              VIP MULTI-MGR
                                            MARKETS                 HARD ASSETS              ALTERNATIVE
                                   ------------------------  ------------------------  ----------------------
                                       2012         2011         2012         2011        2012        2011
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (75,460) $   (25,670) $   (70,343) $   (33,890) $  (23,795) $  (13,407)
Net realized gains (losses).......    (323,859)    (435,355)     531,288      996,801       8,279      19,032
Change in unrealized gains
  (losses)........................   1,550,718   (1,538,194)    (354,108)  (2,528,701)     15,563     (89,873)
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from operations.................   1,151,399   (1,999,219)     106,837   (1,565,790)         47     (84,248)
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      43,637       48,499       28,115      122,290      16,453       6,837
Benefit payments..................     (35,448)     (16,657)     (60,830)    (170,248)     (5,823)     (9,009)
Payments on termination...........    (778,778)    (976,866)  (1,053,967)    (898,257)   (610,110)   (349,652)
Loans--net........................      (8,438)          99      (10,315)          99          --          --
Contract maintenance charge.......      (3,261)      (3,801)      (3,529)      (4,257)     (6,035)     (8,005)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (593,580)  (2,232,295)    (340,316)    (989,063)    (90,677)     38,019
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (1,375,868)  (3,181,021)  (1,440,842)  (1,939,436)   (696,192)   (321,810)
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (224,469)  (5,180,240)  (1,334,005)  (3,505,226)   (696,145)   (406,058)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   4,773,073    9,953,313    7,297,368   10,802,594   1,918,930   2,324,988
                                   -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $ 4,548,604  $ 4,773,073  $ 5,963,363  $ 7,297,368  $1,222,785  $1,918,930
                                   ===========  ===========  ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     246,031      374,186      261,245      317,886     187,597     218,452
       Units issued...............      14,928       47,957       24,531      110,494      13,180      34,605
       Units redeemed.............     (77,309)    (176,112)     (75,627)    (167,135)    (80,785)    (65,460)
                                   -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end of
     period.......................     183,650      246,031      210,149      261,245     119,992     187,597
                                   ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                                           WELLS FARGO               WELLS FARGO
                                                          VARIABLE TRUST           VARIABLE TRUST
                                                           SUB-ACCOUNT               SUB-ACCOUNT
                                                     -----------------------  ------------------------
                                                           WELLS FARGO               WELLS FARGO
                                                           ADVANTAGE VT             ADVANTAGE VT
                                                            DISCOVERY                OPPORTUNITY
                                                     -----------------------  ------------------------
                                                        2012         2011         2012         2011
                                                     ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)........................ $  (61,922) $   (69,154) $   (81,766) $  (113,187)
Net realized gains (losses).........................    329,711      661,286      (93,607)    (323,261)
Change in unrealized gains (losses).................    317,653     (675,936)     912,470     (113,851)
                                                     ----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations...    585,442      (83,804)     737,097     (550,299)
                                                     ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits............................................     22,411       16,042       36,691       32,103
Benefit payments....................................    (22,552)     (27,846)     (13,036)     (68,164)
Payments on termination.............................   (533,385)    (874,238)    (967,221)  (1,419,791)
Loans--net..........................................         68          563          140          138
Contract maintenance charge.........................     (3,006)      (3,337)      (4,388)      (5,216)
Transfers among the sub-accounts and with the Fixed
  Account--net......................................    596,368     (335,213)    (374,382)  (1,166,133)
                                                     ----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract
  transactions......................................     59,904   (1,224,029)  (1,322,196)  (2,627,063)
                                                     ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................    645,346   (1,307,833)    (585,099)  (3,177,362)
NET ASSETS AT BEGINNING OF PERIOD...................  3,586,690    4,894,523    5,935,113    9,112,475
                                                     ----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD......................... $4,232,036  $ 3,586,690  $ 5,350,014  $ 5,935,113
                                                     ==========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning of period.........    230,787      311,512      477,477      682,818
       Units issued.................................     73,394       83,374       23,843       37,594
       Units redeemed...............................    (68,858)    (164,099)    (123,320)    (242,935)
                                                     ----------  -----------  -----------  -----------
   Units outstanding at end of period...............    235,323      230,787      378,000      477,477
                                                     ==========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), which is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The assets within the Account are legally segregated from each other into sub-accounts (the "sub-accounts"). In 2006, Lincoln Benefit entered into an administrative servicing agreement (the "Agreement") with Allstate, whereby Allstate agreed to be responsible for servicing the individual variable annuity contracts, including the payment of benefits, oversight of investment management and contract administration. Allstate subsequently appointed The Prudential Insurance Company of America ("Prudential") as administrator of the contracts. In accordance with an administrative servicing agreement between Allstate and Prudential (the "Sub-contracting Agreement"), Prudential is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. The obligations of Prudential under the Sub-contracting Agreement are to Allstate and Allstate continues to be responsible for all terms and conditions of the Agreement. The Agreement and Sub-contracting Agreement do not extinguish Lincoln Benefit's obligations to the variable annuity contractholders. Lincoln Benefit is responsible for all contract terms and conditions of the underlying variable annuities.

Lincoln Benefit issues six variable annuity contracts, Investor's Select, Consultant I, Consultant II, Consultant Solutions, Premier Planner, and Advantage (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders but is closed to new customers. Absent any Contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts listed below invest in the corresponding mutual fund portfolios (collectively the "Funds"):

THE ALGER PORTFOLIOS (CLASS 1-2)                   DWS VARIABLE SERIES II
   Alger Capital Appreciation (Class 1-2)              DWS Global Income Builder VIP A II
   Alger Growth & Income (Class 1-2)                      (Previously known as DWS Balanced
   Alger Large Cap Growth (Class 1-2)                     VIP A II)
   Alger Mid Cap Growth (Class 1-2)
   Alger Small Cap Growth (Class 1-2)              FEDERATED INSURANCE SERIES
                                                       Federated Fund for U.S. Government
THE ALGER PORTFOLIOS (CLASS S)                            Securities II
   Alger Capital Appreciation (Class S)               Federated High Income Bond Fund II
   Alger Large Cap Growth (Class S)                   Federated Managed Volatility Fund II
   Alger Mid Cap Growth (Class S)
                                                   FIDELITY VARIABLE INSURANCE PRODUCTS FUND
DWS INVESTMENTS VARIABLE INSURANCE TRUST FUNDS        VIP Asset Manager
   DWS Equity 500 Index VIP B                         VIP Contrafund
   DWS Small Cap Index VIP B                          VIP Equity-Income
                                                      VIP Growth
DWS VARIABLE SERIES I                                 VIP Index 500
   DWS Bond VIP A                                     VIP Money Market
    DWS Core Equity VIP A (Previously known as        VIP Overseas
       DWS Growth and Income VIP A)
   DWS Global Small Cap Growth VIP A
   DWS International VIP A

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND                  J.P. MORGAN SERIES TRUST II
(SERVICE CLASS 2)                                             JPMorgan IT Small Cap Core Portfolio
   VIP Asset Manager (Service Class 2)
   VIP Contrafund (Service Class 2)                        JANUS ASPEN SERIES
   VIP Equity-Income (Service Class 2)                        Balanced
   VIP Growth (Service Class 2)                               Enterprise
   VIP Index 500 (Service Class 2)                            Flexible Bond
   VIP Investment Grade Bond (Service Class 2)                Forty Portfolio
   VIP Money Market (Service Class 2)                         Janus Portfolio
   VIP Overseas (Service Class 2)                             Worldwide

GOLDMAN SACHS VARIABLE INSURANCE TRUST                     JANUS ASPEN SERIES (SERVICE SHARES)
   VIT Strategic International Equity                         Balanced (Service Shares)
   VIT Structured Small Cap Equity                            Forty Portfolio (Service Shares)
                                                              Overseas (Service Shares)
INVESCO INVESTMENT SERVICES                                    Perkins Mid Cap Value Portfolio
    Invesco Van Kampen V.I. American Franchise                    (Service Shares)
       (Previously known as Invesco Van Kampen                Worldwide (Service Shares)
       V.I. Capital Growth)
    Invesco Van Kampen V.I. American Value                 LAZARD RETIREMENT SERIES, INC.
       (Previously known as Invesco Van Kampen                Emerging Markets Equity
       V.I. Mid Cap Value)                                    International Equity
    Invesco Van Kampen V.I. Value Opportunities
       (Previously known as Invesco V.I. Basic             LEGG MASON PARTNERS VARIABLE INCOME TRUST
       Value)                                                  Legg Mason ClearBridge Variable Fundamental
    Invesco V.I. Capital Appreciation (On April 27,               All Cap Value Portfolio 1
       2012, Invesco V.I. Capital Appreciation                 Western Asset Variable Global High Yield Bond
       merged into Invesco Van Kampen V.I. Capital                Portfolio II (Previously known as Legg
       Growth)                                                    Mason Western Asset Variable Global High
   Invesco V.I. High Yield                                        Yield Bond Portfolio II)

INVESCO INVESTMENT SERVICES SERIES II                      LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC
    Invesco Van Kampen V.I. American Franchise II              Legg Mason ClearBridge Variable Large
       (Previously known as Invesco Van Kampen                 Cap Value Portfolio I
       V.I. Capital Growth II)
   Invesco Van Kampen V.I. Growth and Income II            MFS VARIABLE INSURANCE TRUST
    Invesco Van Kampen V.I. Mid Cap Growth II                 MFS Growth
    Invesco Van Kampen V.I. Value Opportunities II            MFS Investors Trust
       (Previously known as Invesco V.I. Basic                MFS New Discovery
       Value II)                                              MFS Research
    Invesco V.I. Capital Appreciation II (On April 27,        MFS Total Return
       2012, Invesco V.I. Capital Appreciation II
       merged into Invesco Van Kampen V.I. Capital         MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
       Growth II)                                             MFS High Income (Service Class)
   Invesco V.I. Core Equity II                                MFS Investor Growth Stock (Service Class)
   Invesco V.I. Government Securities II                      MFS Investors Trust (Service Class)
   Invesco V.I. Mid Cap Core Equity II                        MFS New Discovery (Service Class)
                                                              MFS Total Return (Service Class)
                                                              MFS Utilities (Service Class)
                                                              MFS Value (Service Class)

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS                     T. ROWE PRICE EQUITY SERIES, INC. II
(SERVICE SHARES ("SS"))                                   T. Rowe Price Blue Chip Growth II
   Oppenheimer Global Securities (SS)                     T. Rowe Price Equity Income II
   Oppenheimer Main Street Small Mid Cap (SS)
   Oppenheimer Small- & Mid-Cap Growth (SS)            T. ROWE PRICE INTERNATIONAL SERIES, INC.
                                                          T. Rowe Price International Stock
PANORAMA SERIES FUND, INC. (SERVICE SHARES ("SS"))
   Oppenheimer International Growth (SS)               THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                                          Van Kampen UIF Growth
PIMCO VARIABLE INSURANCE TRUST                            Van Kampen UIF Mid Cap Growth
   Foreign Bond (US Dollar-Hedged)
   Money Market                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II)
   PIMCO Real Return                                      Van Kampen UIF Growth (Class II)
   PIMCO Total Return                                     Van Kampen UIF U.S. Real Estate (Class II)

PUTNAM VARIABLE TRUST                                  VAN ECK WORLDWIDE INSURANCE TRUST
   VT High Yield                                          Van Eck VIP Emerging Markets
   VT International Value                                 Van Eck VIP Global Hard Assets
                                                          Van Eck VIP Multi-Mgr Alternative
RYDEX VARIABLE TRUST
    Guggenheim VT US Long Short (Previously            WELLS FARGO VARIABLE TRUST
       known as Rydex SGI VT US Long Short)               Wells Fargo Advantage VT Discovery
   Rydex VT Nasdaq 100 Strategy Fund                      Wells Fargo Advantage VT Opportunity

T. ROWE PRICE EQUITY SERIES, INC.
   T. Rowe Price Equity Income
   T. Rowe Price Mid-Cap Growth
   T. Rowe Price New America Growth


The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 4). Contractholders' interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholders to the Fixed Account in which the contractholders' deposits are included in the Lincoln Benefit general account assets and earn a fixed rate of return.

A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS--Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

DIVIDENDS--Dividends declared by the Funds are recognized on the ex-dividend date.

NET REALIZED GAINS AND LOSSES--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

FEDERAL INCOME TAXES--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account.

The Account had no liability for unrecognized tax benefits as of December 31, 2012. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

USE OF ESTIMATES--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  FAIR VALUE OF ASSETS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statements of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

   Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

   Level 2: Assets whose values are based on the following:
         (a) Quoted prices for similar assets in active markets;
         (b) Quoted prices for identical or similar assets in markets that are not active; or
         (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-accounts can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers.

CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Lincoln Benefit and may result in additional amounts being transferred into the Account by Lincoln Benefit to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Lincoln Benefit but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Lincoln Benefit. A payable is established for amounts payable to Lincoln Benefit from the sub-accounts but not yet paid. The amounts are included in "Transfers among the sub-accounts and with the Fixed Account--net" on the Statements of Changes in Net Assets.

4.  EXPENSES

MORTALITY AND EXPENSE RISK CHARGE--Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits provided in the contract and the cost of administering the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options may be purchased for an additional charge.

ADMINISTRATIVE EXPENSE CHARGE--Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select and .10% for Consultant I, Consultant II, Consultant Solutions, Premier Planner and Advantage. The administrative expense charge is recognized as a reduction in accumulation unit values.

CONTRACT MAINTENANCE CHARGE--Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. For Consultant Solutions, the charge is $40, reduced to $30 if total deposits are $2,000 or more, and waived in certain cases. The contract maintenance charge is recognized as a redemption of units.

WITHDRAWAL CHARGE--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8.5% in the early years of the contract and declines to 0% after a specified period depending upon the contract. These amounts are included in payments on terminations but are remitted to Allstate Life.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  PURCHASES OF INVESTMENTS

   The cost of purchases of investments for the year ended December 31, 2012 were as follows:

                                                                                               PURCHASES
                                                                                              -----------
Investments in The Alger Portfolios (Class 1-2) Sub-Accounts:
   Alger Capital Appreciation (Class I-2).................................................... $   541,956
   Alger Growth & Income (Class I-2).........................................................     802,862
   Alger Large Cap Growth (Class I-2)........................................................     596,114
   Alger Mid Cap Growth (Class I-2)..........................................................     227,495
   Alger Small Cap Growth (Class 1-2)........................................................   1,772,873

Investments in The Alger Portfolios (Class S) Sub-Accounts:
   Alger Capital Appreciation (Class S)......................................................   1,182,292
   Alger Large Cap Growth (Class S)..........................................................     260,365
   Alger Mid Cap Growth (Class S)............................................................     296,517

Investments in the DWS Investments Variable Insurance Trust Funds Sub-Accounts:
   DWS Equity 500 Index VIP B................................................................     280,729
   DWS Small Cap Index VIP B.................................................................     113,489

Investments in the DWS Variable Series I Sub-Accounts:
   DWS Bond VIP A............................................................................     336,407
   DWS Core Equity VIP A (a).................................................................     171,083
   DWS Global Small Cap Growth VIP A.........................................................     481,869
   DWS International VIP A...................................................................     138,227

Investments in the DWS Variable Series II Sub-Accounts:
   DWS Global Income Builder VIP A II (b)....................................................      80,819

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Fund for U.S. Government Securities II..........................................   1,214,594
   Federated High Income Bond Fund II........................................................   3,656,742
   Federated Managed Volatility Fund II......................................................   1,569,559

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Asset Manager.........................................................................     328,988
   VIP Contrafund............................................................................   2,474,320
   VIP Equity-Income.........................................................................   1,892,522
   VIP Growth................................................................................     877,717
   VIP Index 500.............................................................................   1,709,895
   VIP Money Market..........................................................................  12,043,005
   VIP Overseas..............................................................................     510,218

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager (Service Class 2).......................................................     154,621
   VIP Contrafund (Service Class 2)..........................................................     867,659
   VIP Equity-Income (Service Class 2).......................................................   2,091,494
   VIP Growth (Service Class 2)..............................................................     478,969

--------
(a)Previously known as DWS Growth and Income VIP A
(b)Previously known as DWS Balanced VIP A II

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                             PURCHASES
                                                                                             ----------
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts
  (continued):
   VIP Index 500 (Service Class 2).......................................................... $1,162,953
   VIP Investment Grade Bond (Service Class 2)..............................................  6,352,779
   VIP Money Market (Service Class 2).......................................................  6,407,549
   VIP Overseas (Service Class 2)...........................................................  1,194,633

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Strategic International Equity.......................................................     33,551
   VIT Structured Small Cap Equity..........................................................     13,264

Investments in the Invesco Investment Services Sub-Accounts:
   Invesco Van Kampen V.I. American Franchise (h) (i).......................................    410,387
   Invesco Van Kampen V.I. American Value (e)...............................................    623,961
   Invesco Van Kampen V.I. Value Opportunities (c)..........................................    330,776
   Invesco V.I. Capital Appreciation (d) (j)................................................        465
   Invesco V.I. High Yield..................................................................    432,078

Investments in the Invesco Investment Services Series II Sub-Accounts:
   Invesco Van Kampen V.I. American Franchise II (k) (i)....................................  1,363,910
   Invesco Van Kampen V.I. Growth and Income II.............................................    861,820
   Invesco Van Kampen V.I. Mid Cap Growth II................................................    548,526
   Invesco Van Kampen V.I. Value Opportunities II (f).......................................    127,208
   Invesco V.I. Capital Appreciation II (g) (j).............................................     13,756
   Invesco V.I. Core Equity II..............................................................    168,701
   Invesco V.I. Government Securities II....................................................  1,694,269
   Invesco V.I. Mid Cap Core Equity II......................................................    582,033

Investments in the J.P. Morgan Series Trust II Sub-Accounts:
   JPMorgan IT Small Cap Core Portfolio.....................................................      3,151

Investments in the Janus Aspen Series Sub-Accounts:
   Balanced.................................................................................  3,218,282
   Enterprise...............................................................................    483,986
   Flexible Bond............................................................................  1,820,028

--------
(c)Previously known as Invesco V.I. Basic Value
(d)On April 27, 2012, Invesco V.I. Capital Appreciation merged into Invesco Van Kampen V.I. Capital Growth
(e)Previously known as Invesco Van Kampen V.I. Mid Cap Value
(f)Previously known as Invesco V.I. Basic Value II
(g)On April 27, 2012, Invesco V.I. Capital Appreciation II merged into Invesco Van Kampen V.I. Capital Growth II
(h)Previously known as Invesco Van Kampen V.I. Capital Growth
(i)For the period beginning April 27, 2012 and ended December 31, 2012
(j)For the period beginning January 1, 2012 and ended April 27, 2012
(k)Previously known as Invesco Van Kampen V.I. Capital Growth II

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                             PURCHASES
                                                                                             ----------
Investments in the Janus Aspen Series Sub-Accounts (continued):
   Forty Portfolio.......................................................................... $  166,502
   Janus Portfolio..........................................................................    657,583
   Worldwide................................................................................    189,503

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
   Balanced (Service Shares)................................................................  1,095,197
   Forty Portfolio (Service Shares).........................................................    435,532
   Overseas (Service Shares)................................................................  1,431,754
   Perkins Mid Cap Value Portfolio (Service Shares).........................................  1,225,422
   Worldwide (Service Shares)...............................................................     35,448

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity..................................................................    256,259
   International Equity.....................................................................     25,214

Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I....................    165,303
   Western Asset Variable Global High Yield Bond Portfolio II (l)...........................  1,439,473

Investments in the Legg Mason Partners Variable Portfolios I, Inc. Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I..............................  2,212,190

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth...............................................................................    134,212
   MFS Investors Trust......................................................................    142,163
   MFS New Discovery........................................................................    927,577
   MFS Research.............................................................................  1,458,706
   MFS Total Return.........................................................................    619,594

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS High Income (Service Class)..........................................................  1,163,568
   MFS Investor Growth Stock (Service Class)................................................    683,694
   MFS Investors Trust (Service Class)......................................................    224,928
   MFS New Discovery (Service Class)........................................................    700,215
   MFS Total Return (Service Class).........................................................    306,032
   MFS Utilities (Service Class)............................................................    391,416
   MFS Value (Service Class)................................................................    231,607

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer Global Securities (SS).......................................................    503,659
   Oppenheimer Main Street Small Mid Cap (SS)...............................................  1,106,116
   Oppenheimer Small- & Mid-Cap Growth (SS).................................................     60,591

Investments in the Panorama Series Fund, Inc. (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer International Growth (SS)....................................................    136,281

--------
(l)Previously known as Legg Mason Western Asset Variable Global High Yield Bond Portfolio II

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES
                                                                                     ------------
Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged).................................................. $  3,800,525
   Money Market.....................................................................    5,896,997
   PIMCO Real Return................................................................    4,251,518
   PIMCO Total Return...............................................................    8,027,360

Investments in the Putnam Variable Trust Sub-Accounts:
   VT High Yield....................................................................      477,464
   VT International Value...........................................................      314,177

Investments in the Rydex Variable Trust Sub-Accounts:
   Guggenheim VT US Long Short (m)..................................................      123,647
   Rydex VT Nasdaq 100 Strategy Fund................................................      226,972

Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
   T. Rowe Price Equity Income......................................................    1,238,174
   T. Rowe Price Mid-Cap Growth.....................................................      944,294
   T. Rowe Price New America Growth.................................................      276,536

Investments in the T. Rowe Price Equity Series, Inc. II Sub-Accounts:
   T. Rowe Price Blue Chip Growth II................................................    2,299,007
   T. Rowe Price Equity Income II...................................................      894,012

Investments in the T. Rowe Price International Series, Inc. Sub-Accounts:
   T. Rowe Price International Stock................................................      432,071

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Growth............................................................      678,281
   Van Kampen UIF Mid Cap Growth....................................................      285,793

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Growth (Class II).................................................      246,863
   Van Kampen UIF U.S. Real Estate (Class II).......................................      855,119

Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
   Van Eck VIP Emerging Markets.....................................................      197,338
   Van Eck VIP Global Hard Assets...................................................    1,121,198
   Van Eck VIP Multi-Mgr Alternative................................................      117,222

Investments in the Wells Fargo Variable Trust Sub-Accounts:
   Wells Fargo Advantage VT Discovery...............................................    1,124,371
   Wells Fargo Advantage VT Opportunity.............................................      222,757
                                                                                     ------------
                                                                                     $117,178,900
                                                                                     ============

--------
(m)Previously known as Rydex SGI VT US Long Short

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS

Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest accumulation unit values, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contract holder. This results in several accumulation unit values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** EXPENSE RATIO--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***TOTAL RETURN--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------
                                   ACCUMULATION
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                          ------ ----------------- ---------- ------------- -----------  ---------------
Investments in The Alger
  Portfolios
  Sub-Accounts:
   Alger Capital Appreciation (Class 1-2)
   2012..................   577   $10.18 - 23.68    $ 9,378       1.00%     1.25 - 1.80%  16.19 -  16.83%
   2011..................   923     8.77 - 20.27     11,846       0.11      1.25 - 1.80   -2.08 -  -1.54
   2010..................   988     8.95 - 20.59     13,529       0.38      1.25 - 1.80   11.99 -  12.61
   2009.................. 1,046     7.99 - 18.28     12,891       0.00      1.25 - 1.80   48.41 -  49.23
   2008.................. 1,186     5.39 - 12.25      9,784       0.00      1.25 - 1.80  -46.12 - -45.82

   Alger Growth & Income (Class 1-2)
   2012..................   429     8.27 - 15.01      5,012       3.32      1.25 - 1.80   10.33 -  10.94
   2011..................   470     7.50 - 13.53      4,958       1.72      1.25 - 1.80    4.61 -   5.19
   2010..................   578     7.17 - 12.86      5,808       1.45      1.25 - 1.80   10.27 -  10.87
   2009..................   752     6.50 - 11.60      6,827       2.39      1.25 - 1.80   29.82 -  30.53
   2008..................   859     5.01 -  8.89      6,152       2.21      1.25 - 1.80  -40.55 - -40.22

   Alger Large Cap Growth (Class 1-2)
   2012..................   442     7.72 - 13.40      4,776       1.18      1.25 - 1.80    7.90 -   8.50
   2011..................   535     7.16 - 12.35      5,354       1.04      1.25 - 1.80   -2.12 -  -1.58
   2010..................   761     7.31 - 12.55      7,590       0.75      1.25 - 1.80   11.37 -  11.98
   2009..................   977     6.57 - 11.21      8,817       0.64      1.25 - 1.80   44.94 -  45.74
   2008.................. 1,163     4.53 -  7.69      7,312       0.23      1.25 - 1.80  -47.12 - -46.82

   Alger Mid Cap Growth (Class 1-2)
   2012..................   719    10.70 - 19.72     10,225       0.00      1.25 - 1.80   14.13 -  14.76
   2011..................   882     9.38 - 17.19     10,941       0.35      1.25 - 1.80   -9.91 -  -9.41
   2010.................. 1,152    10.41 - 18.97     15,723       0.00      1.25 - 1.80   17.25 -  17.90
   2009.................. 1,405     8.88 - 16.09     16,508       0.00      1.25 - 1.80   49.00 -  49.82
   2008.................. 1,605     5.96 - 10.74     12,758       0.16      1.25 - 1.80  -59.10 - -58.87

   Alger Small Cap Growth (Class 1-2)
   2012..................   479     8.75 - 14.92      5,756       0.00      1.25 - 1.80   10.49 -  11.10
   2011..................   586     7.92 - 13.43      6,306       0.00      1.25 - 1.80   -4.91 -  -4.38
   2010..................   999     8.33 - 14.04     11,833       0.00      1.25 - 1.80   23.06 -  23.74
   2009.................. 1,117     6.77 - 11.35     10,733       0.00      1.25 - 1.80   42.91 -  43.70
   2008.................. 1,184     4.73 -  7.90      7,902       0.00      1.25 - 1.80  -47.56 - -47.27

Investments in The Alger
  Portfolios (Class S)
  Sub-Accounts:
   Alger Capital Appreciation (Class S)
   2012..................   223    16.10 - 18.20      3,997       0.60      1.35 - 2.70   11.04 -  16.30
   2011..................   212    14.50 - 15.65      3,270       0.00      1.35 - 2.30   -2.91 -  -1.97
   2010..................   254    14.93 - 15.97      3,999       0.21      1.35 - 2.30   11.02 -  12.09
   2009..................   281    13.45 - 14.24      3,955       0.00      1.35 - 2.30   47.22 -  48.65
   2008..................   352     9.14 -  9.58      3,340       0.00      1.35 - 2.30  -46.53 - -46.00

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                              ----------------------------------- ------------------------------------------
                                       ACCUMULATION
                              UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                              (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                              ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the The Alger
  Portfolios (Class S)
  Sub-Accounts (continued):
   Alger Large Cap Growth (Class S)
   2012......................   380   $10.89 - 12.31     $4,996       0.22%     1.35 - 2.70%   3.02 -   7.90%
   2011......................   539    10.57 - 11.41      6,624       0.57      1.35 - 2.30   -3.04 -  -2.10
   2010......................   665    10.90 - 11.66      8,370       0.50      1.35 - 2.30   10.31 -  11.38
   2009......................   819     9.88 - 10.46      9,319       0.56      1.35 - 2.30   43.86 -  45.26
   2008......................   967     6.82 -  7.20      7,547       0.00      1.35 - 2.45  -47.61 - -47.02

   Alger Mid Cap Growth (Class S)
   2012......................   501    10.52 - 11.90      5,851       0.00      1.35 - 2.70    8.97 -  14.13
   2011......................   619     9.66 - 10.43      6,344       0.00      1.35 - 2.30  -10.69 -  -9.82
   2010......................   737    10.81 - 11.56      8,393       0.00      1.35 - 2.30   16.15 -  17.28
   2009......................   937     9.31 -  9.86      9,116       0.00      1.35 - 2.30   47.83 -  49.27
   2008...................... 1,052     6.30 -  6.60      6,871       0.00      1.35 - 2.30  -59.43 - -59.03

Investments in the DWS
  Investments Variable
  Insurance Trust Funds
  Sub-Accounts:
   DWS Equity 500 Index VIP B
   2012......................   100    14.64 - 15.84      1,559       1.55      1.35 - 2.15   11.94 -  13.86
   2011......................   117    13.08 - 13.91      1,607       1.44      1.35 - 2.05   -0.58 -   0.13
   2010......................   180    13.16 - 13.89      2,461       1.66      1.35 - 2.05   12.17 -  12.97
   2009......................   240    11.73 - 12.30      2,918       2.79      1.35 - 2.05   23.44 -  24.33
   2008......................   220     9.50 -  9.89      2,150       2.14      1.35 - 2.05  -38.63 - -38.19

   DWS Small Cap Index VIP B
   2012......................    30    18.37 - 19.88        592       0.57      1.35 - 2.15   12.38 -  14.31
   2011......................    33    16.35 - 17.39        565       0.67      1.35 - 2.05   -6.53 -  -5.86
   2010......................    40    17.49 - 18.47        739       0.64      1.35 - 2.05   23.52 -  24.41
   2009......................    45    14.16 - 14.85        662       1.45      1.35 - 2.05   23.68 -  24.57
   2008......................    60    11.45 - 11.92        708       1.39      1.35 - 2.05  -35.68 - -35.21

Investments in the DWS
  Variable Series I
  Sub-Accounts:
   DWS Bond VIP A
   2012......................   319    13.44 - 14.72      4,633       4.59      1.25 - 1.80    5.85 -   6.43
   2011......................   386    12.70 - 13.83      5,257       4.46      1.25 - 1.80    3.80 -   4.38
   2010......................   507    12.23 - 13.25      6,644       4.56      1.25 - 1.80    4.89 -   5.46
   2009......................   600    11.66 - 12.57      7,471       8.28      1.25 - 1.80    8.10 -   8.70
   2008......................   733    10.79 - 11.56      8,438       5.98      1.25 - 1.80  -18.25 - -17.80

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                              ----------------------------------- ------------------------------------------
                                       ACCUMULATION
                              UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                              (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                              ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the DWS
  Variable Series I
  Sub-Accounts (continued):
   DWS Core Equity VIP A (a)
   2012......................    96   $ 9.83 - 11.68    $ 1,019       1.53%     1.25 - 1.80%   13.74 - 14.37%
   2011......................   133     8.65 - 10.21      1,231       1.31      1.25 - 1.80   -1.92 -  -1.38
   2010......................   149     8.82 - 10.35      1,397       1.82      1.25 - 1.80   12.36 -  12.98
   2009......................   198     7.85 -  9.16      1,661       1.86      1.25 - 1.80   31.75 -  32.48
   2008......................   211     5.95 -  6.92      1,360       2.11      1.25 - 1.80  -39.41 - -39.08

   DWS Global Small Cap Growth VIP A
   2012......................   300    12.57 - 24.30      4,950       0.71      1.25 - 1.80   13.31 -  13.93
   2011......................   371    11.09 - 21.33      5,434       1.78      1.25 - 1.80  -11.50 - -11.02
   2010......................   476    12.53 - 23.97      7,825       0.40      1.25 - 1.80   24.38 -  25.07
   2009......................   576    10.08 - 19.16      7,636       1.62      1.25 - 1.80   45.56 -  46.36
   2008......................   603     6.92 - 13.09      5,587       0.27      1.25 - 1.80  -50.86 - -50.59

   DWS International VIP A
   2012......................   214     6.98 - 10.49      1,773       2.25      1.25 - 1.80   18.49 -  19.14
   2011......................   250     5.89 -  8.80      1,747       1.89      1.25 - 1.80  -18.16 - -17.71
   2010......................   296     7.20 - 10.70      2,550       2.31      1.25 - 1.80   -0.19 -   0.36
   2009......................   349     7.21 - 10.66      2,995       4.90      1.25 - 1.80   31.14 -  31.86
   2008......................   517     5.50 -  8.08      3,363       1.41      1.25 - 1.80  -49.14 - -48.86

Investments in the DWS
  Variable Series II
  Sub-Accounts:
   DWS Global Income Builder VIP A II (b)
   2012......................   282    11.96 - 12.47      3,458       1.58      1.25 - 1.80   10.96 -  11.57
   2011......................   326    10.78 - 11.18      3,589       1.66      1.25 - 1.80   -3.18 -  -2.65
   2010......................   430    11.13 - 11.48      4,873       3.16      1.25 - 1.80    9.24 -   9.84
   2009......................   533    10.19 - 10.45      5,512       3.77      1.25 - 1.80   21.23 -  21.90
   2008......................   672     8.40 -  8.58      5,723       4.45      1.25 - 1.80  -28.63 - -28.24

Investments in the Federated
  Insurance Series
  Sub-Accounts:
   Federated Fund for U.S. Government Securities II
   2012......................   766    15.01 - 16.70     12,591       4.00      1.25 - 1.80    1.13 -   1.69
   2011......................   914    14.85 - 16.42     14,739       4.16      1.25 - 1.80    3.90 -   4.47
   2010...................... 1,209    14.29 - 15.72     18,677       4.91      1.25 - 1.80    3.29 -   3.86
   2009...................... 1,604    13.83 - 15.14     23,714       5.12      1.25 - 1.80    3.33 -   3.90
   2008...................... 1,973    13.39 - 14.57     28,120       5.20      1.25 - 1.80    2.42 -   2.98

--------
(a)Previously known as DWS Growth and Income VIP A
(b)Previously known as DWS Balanced VIP A II

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                              ----------------------------------- ------------------------------------------
                                       ACCUMULATION
                              UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                              (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                              ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Federated
  Insurance Series
  Sub-Accounts (continued):
   Federated High Income Bond Fund II
   2012......................   615   $18.93 - 19.66    $12,490        8.01%    1.25 - 1.80%   12.65 - 13.27%
   2011......................   669    16.80 - 17.36     11,919        8.82     1.25 - 1.80    3.30 -   3.86
   2010......................   863    16.27 - 16.71     15,032        8.37     1.25 - 1.80   12.68 -  13.31
   2009...................... 1,055    14.44 - 14.75     16,181       11.42     1.25 - 1.80   50.13 -  50.95
   2008...................... 1,267     9.62 -  9.77     12,902       10.66     1.25 - 1.80  -27.32 - -26.91

   Federated Managed Volatility Fund II
   2012......................   274    11.16 - 13.12      3,683        2.69     1.25 - 1.80   11.52 -  12.14
   2011......................   218    10.01 - 11.70      2,801        3.82     1.25 - 1.80    2.91 -   3.48
   2010......................   308     9.72 - 11.31      3,722        5.62     1.25 - 1.80   10.09 -  10.69
   2009......................   419     8.83 - 10.21      4,498        5.82     1.25 - 1.80   25.99 -  26.68
   2008......................   447     7.01 -  8.06      3,846        5.96     1.25 - 1.80  -21.80 - -21.37

Investments in the Fidelity
  Variable Insurance
  Products Fund
  Sub-Accounts:
   VIP Asset Manager
   2012......................   290    12.51 - 15.67      4,999        1.46     1.25 - 1.80   10.47 -  11.08
   2011......................   354    11.32 - 14.11      5,396        1.72     1.25 - 1.80   -4.30 -  -3.77
   2010......................   490    11.83 - 14.66      7,635        1.61     1.25 - 1.80   12.23 -  12.85
   2009......................   555    10.54 - 12.99      7,755        2.19     1.25 - 1.80   26.81 -  27.51
   2008......................   685     8.31 - 10.19      7,527        2.54     1.25 - 1.80  -29.99 - -29.60

   VIP Contrafund
   2012...................... 1,865    14.21 - 20.99     35,521        1.33     1.25 - 1.80   14.33 -  14.97
   2011...................... 2,112    12.43 - 18.26     35,372        0.92     1.25 - 1.80   -4.26 -  -3.73
   2010...................... 2,778    12.98 - 18.97     47,794        1.16     1.25 - 1.80   15.13 -  15.76
   2009...................... 3,178    11.28 - 16.39     47,725        1.32     1.25 - 1.80   33.29 -  34.02
   2008...................... 3,535     8.46 - 12.23     40,235        0.93     1.25 - 1.80  -43.54 - -43.23

   VIP Equity-Income
   2012......................   859    13.43 - 15.82     16,894        2.99     1.25 - 1.80   15.21 -  15.85
   2011...................... 1,058    11.65 - 13.66     17,686        2.29     1.25 - 1.80   -0.83 -  -0.28
   2010...................... 1,360    11.75 - 13.70     22,816        1.66     1.25 - 1.80   13.10 -  13.72
   2009...................... 1,664    10.39 - 12.04     24,584        2.09     1.25 - 1.80   27.89 -  28.59
   2008...................... 1,976     8.12 -  9.37     22,743        2.22     1.25 - 1.80  -43.68 - -43.37

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                       AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                             ----------------------------------- ------------------------------------------
                                      ACCUMULATION
                             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the
  Fidelity Variable
  Insurance Products Fund
  Sub-Accounts (continued):
   VIP Growth
   2012..................... 1,133   $ 7.42 - 13.10    $14,263       0.59%     1.25 - 1.80%  12.64 -  13.26%
   2011..................... 1,357     6.59 - 11.57     15,090       0.35      1.25 - 1.80   -1.58 -  -1.04
   2010..................... 1,700     6.69 - 11.69     18,844       0.25      1.25 - 1.80   21.96 -  22.63
   2009..................... 2,027     5.49 -  9.53     18,478       0.41      1.25 - 1.80   26.00 -  26.69
   2008..................... 2,282     4.36 -  7.52     17,121       0.78      1.25 - 1.80  -48.11 - -47.83

   VIP Index 500
   2012..................... 1,855     9.81 - 14.05     22,325       2.03      1.25 - 1.80   13.84 -  14.47
   2011..................... 2,233     8.62 - 12.27     23,608       1.83      1.25 - 1.80    0.22 -   0.77
   2010..................... 2,712     8.60 - 12.18     28,502       1.81      1.25 - 1.80   12.97 -  13.60
   2009..................... 3,134     7.61 - 10.72     29,106       2.33      1.25 - 1.80   24.35 -  25.03
   2008..................... 3,671     6.12 -  8.57     27,557       1.97      1.25 - 1.80  -38.12 - -37.78

   VIP Money Market
   2012..................... 1,838    10.59 - 12.23     21,681       0.14      1.25 - 1.80   -1.66 -  -1.11
   2011..................... 2,196    10.76 - 12.37     26,380       0.11      1.25 - 1.80   -1.67 -  -1.13
   2010..................... 2,672    10.95 - 12.51     32,420       0.18      1.25 - 1.80   -1.55 -  -1.00
   2009..................... 3,577    11.12 - 12.64     44,205       0.76      1.25 - 1.80   -1.08 -  -0.53
   2008..................... 4,923    11.24 - 12.70     61,459       3.04      1.25 - 1.80    1.19 -   1.75

   VIP Overseas
   2012.....................   688     9.24 - 13.81      8,293       1.93      1.25 - 1.80   18.58 -  19.24
   2011.....................   796     7.79 - 11.58      8,095       1.33      1.25 - 1.80  -18.64 - -18.19
   2010..................... 1,003     9.58 - 14.16     12,482       1.27      1.25 - 1.80   11.10 -  11.71
   2009..................... 1,192     8.62 - 12.67     13,467       2.00      1.25 - 1.80   24.27 -  24.96
   2008..................... 1,326     6.94 - 10.14     12,213       2.55      1.25 - 1.80  -44.81 - -44.50

Investments in the
  Fidelity Variable
  Insurance Products Fund
  (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager (Service Class 2)
   2012.....................   217    11.81 - 13.35      2,837       1.15      1.35 - 2.70    7.00 -  10.72
   2011.....................   290    11.04 - 12.06      3,432       1.58      1.35 - 2.45   -5.19 -  -4.13
   2010.....................   369    11.64 - 12.58      4,572       1.39      1.35 - 2.45   11.17 -  12.43
   2009.....................   411    10.47 - 11.19      4,536       2.03      1.35 - 2.45   25.61 -  27.02
   2008.....................   482     8.34 -  8.81      4,201       2.47      1.35 - 2.45  -30.65 - -29.87

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                       AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                             ----------------------------------- ------------------------------------------
                                      ACCUMULATION
                             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Fidelity
  Variable Insurance
  Products Fund
  (Service Class 2)
  Sub-Accounts (continued):
   VIP Contrafund (Service Class 2)
   2012..................... 1,252   $14.12 - 15.96    $19,602       1.06%     1.35 - 2.70%   9.39 -  14.57%
   2011..................... 1,617    12.91 - 13.93     22,161       0.76      1.35 - 2.30   -5.02 -  -4.09
   2010..................... 1,896    13.59 - 14.53     27,156       0.95      1.35 - 2.30   14.24 -  15.35
   2009..................... 2,144    11.90 - 12.60     26,679       1.08      1.35 - 2.30   32.35 -  33.64
   2008..................... 2,526     8.99 -  9.43     23,562       0.76      1.35 - 2.30  -44.01 - -43.47

   VIP Equity-Income (Service Class 2)
   2012..................... 1,346    11.09 - 12.54     16,601       2.74      1.35 - 2.70   11.60 -  15.47
   2011..................... 1,667     9.94 - 10.86     17,869       2.20      1.35 - 2.45   -1.81 -  -0.70
   2010..................... 2,067    10.12 - 10.93     22,367       1.54      1.35 - 2.45   12.10 -  13.37
   2009..................... 2,331     9.03 -  9.65     22,298       1.91      1.35 - 2.45   26.70 -  28.13
   2008..................... 2,717     7.12 -  7.53     20,324       2.17      1.35 - 2.45  -44.22 - -43.59

   VIP Growth (Service Class 2)
   2012.....................   549    10.58 - 11.97      7,143       0.32      1.35 - 2.70    7.75 -  12.85
   2011.....................   788     9.82 - 10.60      9,144       0.12      1.35 - 2.30   -2.33 -  -1.38
   2010..................... 1,008    10.06 - 10.75     11,957       0.03      1.35 - 2.30   21.02 -  22.19
   2009..................... 1,176     8.31 -  8.80     11,501       0.19      1.35 - 2.30   25.02 -  26.24
   2008..................... 1,305     6.65 -  6.97     10,105       0.57      1.35 - 2.30  -48.52 - -48.02

   VIP Index 500 (Service Class 2)
   2012..................... 1,744    11.51 - 13.02     22,285       1.78      1.35 - 2.70    8.91 -  14.07
   2011..................... 2,156    10.57 - 11.41     24,207       1.67      1.35 - 2.30   -0.55 -   0.41
   2010..................... 2,588    10.63 - 11.37     28,990       1.62      1.35 - 2.30   12.09 -  13.18
   2009..................... 2,960     9.48 - 10.04     29,365       2.19      1.35 - 2.30   23.40 -  24.60
   2008..................... 3,369     7.69 -  8.06     26,884       1.91      1.35 - 2.30  -38.61 - -38.01

   VIP Investment Grade Bond (Service Class 2)
   2012..................... 2,113    12.13 - 13.71     29,135       2.02      1.35 - 2.70   -0.53 -   4.17
   2011..................... 2,526    12.19 - 13.16     33,713       2.87      1.35 - 2.30    4.58 -   5.59
   2010..................... 3,031    11.66 - 12.47     38,590       3.22      1.35 - 2.30    5.07 -   6.10
   2009..................... 3,380    11.10 - 11.75     40,732       8.34      1.35 - 2.30   12.81 -  13.91
   2008..................... 3,789     9.84 - 10.32     40,204       4.58      1.35 - 2.30   -5.68 -  -4.76

   VIP Money Market (Service Class 2)
   2012..................... 2,771     9.22 - 10.43     28,325       0.01      1.35 - 2.70   -5.80 -  -1.34
   2011..................... 3,242     9.79 - 10.57     33,708       0.01      1.35 - 2.30   -2.28 -  -1.34
   2010..................... 3,615    10.02 - 10.71     38,157       0.01      1.35 - 2.30   -2.23 -  -1.28
   2009..................... 4,575    10.25 - 10.85     49,017       0.50      1.35 - 2.30   -1.84 -  -0.88
   2008..................... 5,383    10.36 - 10.95     58,300       2.77      1.35 - 2.45    0.25 -   1.38

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                       AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                             ----------------------------------- ------------------------------------------
                                      ACCUMULATION
                             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Fidelity
  Variable Insurance
  Products Fund
  (Service Class 2)
  Sub-Accounts (continued):
   VIP Overseas (Service Class 2)
   2012..................... 1,370   $11.28 - 12.75    $17,246       1.64%     1.35 - 2.70%  14.77 -  18.75%
   2011..................... 1,728     9.83 - 10.74     18,393       1.16      1.35 - 2.45  -19.36 - -18.45
   2010..................... 1,860    12.18 - 13.17     24,371       1.05      1.35 - 2.45   10.07 -  11.31
   2009..................... 2,212    11.07 - 11.83     26,123       1.77      1.35 - 2.45   23.13 -  24.52
   2008..................... 2,521     8.99 -  9.50     23,963       2.39      1.35 - 2.45  -45.34 - -44.72

Investments in the
  Goldman Sachs Variable
  Insurance Trust
  Sub-Accounts:
   VIT Strategic International Equity
   2012.....................    89    10.01 - 10.28        905       2.03      1.40 - 1.60   19.31 -  19.55
   2011.....................   116     8.39 -  8.60        991       3.22      1.40 - 1.60  -16.40 - -16.23
   2010.....................   183    10.04 - 10.26      1,866       1.32      1.40 - 1.60    8.61 -   8.83
   2009.....................   236     9.24 -  9.43      2,217       1.80      1.40 - 1.60   26.64 -  26.90
   2008.....................   257     7.30 -  7.43      1,897       2.39      1.40 - 1.60  -46.33 - -46.23

   VIT Structured Small Cap Equity
   2012.....................    55    18.83 - 19.33      1,044       1.10      1.40 - 1.60   11.04 -  11.26
   2011.....................    69    16.96 - 17.37      1,179       0.85      1.40 - 1.60   -0.92 -  -0.72
   2010.....................   101    17.11 - 17.50      1,758       0.50      1.40 - 1.60   28.06 -  28.31
   2009.....................   127    13.36 - 13.64      1,725       1.12      1.40 - 1.60   25.65 -  25.90
   2008.....................   135    10.64 - 10.83      1,456       0.61      1.40 - 1.60  -34.89 - -34.76

Investments in the Invesco
  Investment Services
  Sub-Accounts:
   Invesco Van Kampen V.I. American Franchise (h)
   2012 (i).................    39     8.45 -  8.88        340       0.00      1.35 - 2.15   -3.92 -  -3.39

   Invesco Van Kampen V.I. American Value (e)
   2012.....................   762    16.37 - 17.73     14,063       0.70      1.25 - 2.15   14.78 -  15.85
   2011..................... 1,019    14.26 - 15.31     16,350       0.67      1.25 - 2.15   -1.24 -  -0.33
   2010..................... 1,349    14.44 - 15.36     21,827       0.92      1.25 - 2.15   19.62 -  20.72
   2009..................... 1,670    12.07 - 12.72     22,531       1.20      1.25 - 2.15   36.21 -  37.48
   2008..................... 2,015     8.86 -  9.25     19,856       0.86      1.25 - 2.15  -42.55 - -42.02

--------
(e)Previously known as Invesco Van Kampen V.I. Mid Cap Value
(h)Previously known as Invesco Van Kampen V.I. Capital Growth
(i)For the period beginning April 27, 2012 and ended December 31, 2012

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                       AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                             ----------------------------------- ------------------------------------------
                                      ACCUMULATION
                             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Invesco
  Investment Services
  Sub-Accounts (continued):
   Invesco Van Kampen V.I. Value Opportunities (c)
   2012.....................   575   $ 9.61 - 10.41    $ 5,826       1.46%     1.25 - 2.15%  14.27 -  16.24%
   2011.....................   751     8.41 -  8.95      6,579       0.83      1.25 - 2.05   -5.03 -  -4.25
   2010..................... 1,041     8.85 -  9.35      9,554       0.56      1.25 - 2.05    5.15 -   6.02
   2009..................... 1,285     8.42 -  8.82     11,154       1.58      1.25 - 2.05   44.97 -  46.16
   2008..................... 1,524     5.81 -  6.03      9,082       0.84      1.25 - 2.05  -52.76 - -52.37

   Invesco V.I. Capital Appreciation (d)
   2012 (j).................    --      N/A -   N/A         --       0.00      1.35 - 2.15   14.04 -  14.94
   2011.....................    48     7.71 -  8.00        376       0.15      1.35 - 2.05   -9.79 -  -9.15
   2010.....................    60     8.55 -  8.80        520       0.69      1.35 - 2.05   13.12 -  13.93
   2009.....................    71     7.55 -  7.73        541       0.61      1.35 - 2.05   18.60 -  19.44
   2008.....................    76     6.37 -  6.47        490       0.00      1.35 - 2.05  -43.67 - -43.27

   Invesco V.I. High Yield
   2012.....................   131    15.86 - 17.40      2,115       4.97      1.35 - 2.15   14.65 -  15.59
   2011.....................   164    13.83 - 15.05      2,292       0.00      1.35 - 2.15   -5.03 -  -4.51

Investments in the
  Invesco Investment
  Services Series II
  Sub-Accounts:
   Invesco Van Kampen V.I. American Franchise II (j)
   2012 (i).................   113     8.65 -  9.78      1,084       0.00      1.35 - 2.70   -4.47 -  -3.57

   Invesco Van Kampen V.I. Growth and Income II
   2012..................... 1,745    12.10 - 14.44     23,808       1.26      1.25 - 2.70    7.70 -  12.92
   2011..................... 2,243    11.23 - 12.79     27,211       0.98      1.25 - 2.30   -4.51 -  -3.47
   2010..................... 2,874    11.77 - 13.25     36,316       0.10      1.25 - 2.30    9.61 -  10.80
   2009..................... 3,408    10.73 - 11.96     38,998       3.34      1.25 - 2.30   21.25 -  22.57
   2008..................... 3,915     8.85 -  9.76     36,667       1.92      1.25 - 2.30  -33.77 - -33.05

   Invesco Van Kampen V.I. Mid Cap Growth II
   2012.....................   325    12.94 - 14.82      4,686       0.00      1.25 - 2.70    3.45 -  10.24
   2011.....................   442    12.51 - 13.44      5,792       0.00      1.25 - 2.10  -11.26 - -10.48
   2010.....................   568    13.90 - 15.01      8,353       0.00      1.25 - 2.30   24.35 -  25.69
   2009.....................   614    11.17 - 11.95      7,211       0.00      1.25 - 2.30   52.78 -  54.43
   2008.....................   613     7.31 -  7.73      4,677       0.00      1.25 - 2.30  -48.06 - -47.50

--------
(c)Previously known as Invesco V.I. Basic Value
(d)On April 27, 2012, Invesco V.I. Capital Appreciation merged into Invesco Van Kampen V.I. Capital Growth
(i)For the period beginning April 27, 2012 and ended December 31, 2012
(j)For the period beginning January 1, 2012 and ended April 27, 2012

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Invesco
  Investment Services
  Series II Sub-Accounts
  (continued):
   Invesco Van Kampen V.I. Value Opportunities II (f)
   2012....................   434   $ 8.89 - 10.05    $ 4,275       1.18%     1.35 - 2.70%  10.82 -  16.06%
   2011....................   588     8.02 -  8.66      5,009       0.61      1.35 - 2.30   -5.61 -  -4.70
   2010....................   696     8.50 -  9.08      6,238       0.34      1.35 - 2.30    4.49 -   5.50
   2009....................   772     8.13 -  8.61      6,571       1.12      1.35 - 2.30   44.34 -  45.74
   2008....................   940     5.63 -  5.91      5,501       0.49      1.35 - 2.30  -53.01 - -52.55

   Invesco V.I. Capital Appreciation II (g)
   2012 (j)................    --      N/A -   N/A         --       0.00      1.35 - 2.70   10.67 -  14.83
   2011....................   151     8.19 -  8.84      1,305       0.00      1.35 - 2.30  -10.23 -  -9.35
   2010....................   176     9.12 -  9.75      1,688       0.48      1.35 - 2.30   12.56 -  13.65
   2009....................   210     8.10 -  8.58      1,781       0.25      1.35 - 2.30   17.94 -  19.09
   2008....................   244     6.87 -  7.20      1,737       0.00      1.35 - 2.30  -43.95 - -43.40

   Invesco V.I. Core Equity II
   2012....................   335    10.81 - 11.85      3,923       0.87      1.35 - 2.70    7.99 -  12.08
   2011....................   391    10.01 - 10.57      4,087       0.76      1.35 - 2.30   -2.58 -  -1.64
   2010....................   463    10.27 - 10.75      4,933       0.77      1.35 - 2.30    6.74 -   7.77
   2009....................   522     9.62 -  9.97      5,166       1.48      1.35 - 2.30   25.04 -  26.25
   2008....................   613     7.70 -  7.90      4,820       1.80      1.35 - 2.30  -31.93 - -31.26

   Invesco V.I. Government Securities II
   2012....................   459    10.89 - 12.32      5,552       2.84      1.35 - 2.70   -4.11 -   0.84
   2011....................   542    11.36 - 12.21      6,512       0.00      1.35 - 2.25    5.01 -   5.66

   Invesco V.I. Mid Cap Core Equity II
   2012....................   555    12.36 - 13.97      7,606       0.00      1.35 - 2.70    4.19 -   9.12
   2011....................   727    11.86 - 12.81      9,152       0.09      1.35 - 2.30   -8.65 -  -7.76
   2010....................   799    12.99 - 13.88     10,939       0.32      1.35 - 2.30   11.16 -  12.24
   2009....................   864    11.68 - 12.37     10,558       0.96      1.35 - 2.30   26.87 -  28.10
   2008.................... 1,027     9.21 -  9.66      9,812       1.20      1.35 - 2.30  -30.32 - -29.64

--------
(f)Previously known as Invesco V.I. Basic Value II
(g)On April 27, 2012, Invesco V.I. Capital Appreciation II merged into Invesco Van Kampen V.I. Capital Growth II
(j)For the period beginning January 1, 2012 and ended April 27, 2012

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                         AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                               ----------------------------------- ------------------------------------------
                                        ACCUMULATION
                               UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                               (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                               ------ ----------------- ---------- ------------- -----------  ---------------

Investments in the
  J.P. Morgan Series Trust II
  Sub-Accounts:
   JPMorgan IT Small Cap Core Portfolio
   2012.......................    56   $17.04 - 17.49    $   960       0.23%     1.40 - 1.60%  17.82 -  18.06%
   2011.......................    78    14.46 - 14.82      1,149       0.14      1.40 - 1.60   -6.28 -  -6.09
   2010.......................   110    15.43 - 15.78      1,720       0.00      1.40 - 1.60   25.11 -  25.36
   2009.......................   141    12.33 - 12.59      1,769       0.44      1.40 - 1.60   29.13 -  29.31

Investments in the Janus
  Aspen Series
  Sub-Accounts:
   Balanced
   2012....................... 1,082    14.98 - 23.50     24,781       2.86      1.25 - 1.80   11.59 -  12.21
   2011....................... 1,276    13.43 - 20.94     25,615       2.34      1.25 - 1.80   -0.17 -   0.38
   2010....................... 1,473    13.45 - 20.87     30,164       2.72      1.25 - 1.80    6.45 -   7.04
   2009....................... 1,747    12.64 - 19.49     33,433       2.90      1.25 - 1.80   23.64 -  24.32
   2008....................... 2,015    10.22 - 15.68     31,673       2.61      1.25 - 1.80  -17.34 - -16.88

   Enterprise
   2012.......................   729     7.04 - 20.81     12,925       0.00      1.25 - 1.80   15.19 -  15.83
   2011.......................   878     6.12 - 17.96     13,562       0.00      1.25 - 1.80   -3.18 -  -2.64
   2010....................... 1,255     6.32 - 18.45     19,901       0.06      1.25 - 1.80   23.61 -  24.29
   2009....................... 1,430     5.11 - 14.85     18,387       0.00      1.25 - 1.80   42.24 -  43.03
   2008....................... 1,599     3.59 - 10.38     14,801       0.26      1.25 - 1.80  -44.73 - -44.42

   Flexible Bond
   2012.......................   591    18.82 - 20.86     12,269       3.54      1.25 - 1.80    6.40 -   6.99
   2011.......................   693    17.69 - 19.50     13,373       3.56      1.25 - 1.80    4.85 -   5.42
   2010.......................   834    16.87 - 18.50     15,360       3.87      1.25 - 1.80    6.05 -   6.63
   2009.......................   961    15.91 - 17.35     16,680       4.36      1.25 - 1.80   11.20 -  11.81
   2008....................... 1,076    14.31 - 15.51     16,770       4.31      1.25 - 1.80    4.13 -   4.71

   Forty Portfolio
   2012.......................   148    16.27 - 17.46      2,539       0.71      1.35 - 2.15   20.54 -  22.48
   2011.......................   186    13.50 - 14.25      2,615       0.37      1.35 - 2.05   -8.60 -  -7.95
   2010.......................   275    14.77 - 15.49      4,205       0.32      1.35 - 2.05    4.56 -   5.31
   2009.......................   346    14.12 - 14.71      5,046       0.04      1.35 - 2.05   43.34 -  44.36
   2008.......................   414     9.85 - 10.19      4,181       0.15      1.35 - 2.05  -45.30 - -44.91

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------
                                   ACCUMULATION
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                          ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Janus
  Aspen Series
  Sub-Accounts
  (continued):
   Janus Portfolio
   2012..................   697   $ 7.22 - 13.18    $10,612       0.57%     1.25 - 1.80%  16.47 -  17.11%
   2011..................   903     6.20 - 11.25     11,442       0.57      1.25 - 1.80   -6.99 -  -6.48
   2010.................. 1,098     6.66 - 12.03     14,666       1.04      1.25 - 1.80   12.48 -  13.10
   2009.................. 1,315     5.92 - 10.64     15,584       0.51      1.25 - 1.80   33.92 -  34.66
   2008.................. 1,561     4.42 -  7.90     13,798       0.75      1.25 - 1.80  -40.80 - -40.47

   Worldwide
   2012..................   801     6.21 - 11.71     10,765       0.85      1.25 - 1.80   17.93 -  18.59
   2011..................   948     5.27 -  9.87     10,679       0.57      1.25 - 1.80  -15.28 - -14.81
   2010.................. 1,143     6.22 - 11.59     14,988       0.57      1.25 - 1.80   13.77 -  14.40
   2009.................. 1,540     5.46 - 10.13     16,733       1.33      1.25 - 1.80   35.24 -  35.99
   2008.................. 1,562     4.04 -  7.45     13,547       1.16      1.25 - 1.80  -45.65 - -45.35

Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Accounts:
   Balanced (Service Shares)
   2012..................   421    14.47 - 16.36      6,759       2.49      1.35 - 2.70    6.79 -  11.84
   2011..................   562    13.55 - 14.63      8,085       2.18      1.35 - 2.30   -0.97 -  -0.01
   2010..................   656    13.69 - 14.63      9,453       2.43      1.35 - 2.30    5.63 -   6.66
   2009..................   743    12.96 - 13.72     10,073       2.67      1.35 - 2.30   22.70 -  23.89
   2008..................   748    10.56 - 11.07      8,198       2.38      1.35 - 2.30  -17.99 - -17.19

   Forty Portfolio (Service Shares)
   2012..................   256    15.27 - 17.26      4,330       0.57      1.35 - 2.70   16.66 -  22.18
   2011..................   326    13.09 - 14.13      4,524       0.25      1.35 - 2.30   -9.08 -  -8.20
   2010..................   383    14.39 - 15.39      5,805       0.21      1.35 - 2.30    4.03 -   5.04
   2009..................   449    13.84 - 14.65      6,489       0.01      1.35 - 2.30   42.66 -  44.04
   2008..................   515     9.70 - 10.17      5,182       0.01      1.35 - 2.30  -45.59 - -45.06

   Overseas (Service Shares)
   2012..................   488    10.16 - 12.22      5,693       0.59      1.25 - 2.70    6.60 -  11.77
   2011..................   844     9.53 - 10.94      8,826       0.35      1.25 - 2.30  -33.89 - -33.18
   2010..................   835    14.41 - 16.36     13,169       0.52      1.25 - 2.30   22.15 -  23.47
   2009..................   855    11.80 - 13.25     10,993       0.40      1.25 - 2.30   74.95 -  76.85
   2008..................   783     6.75 -  7.49      5,721       5.17      1.25 - 2.30    0.00 -   0.00

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------
                                    ACCUMULATION
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                           ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Accounts
  (continued):
   Perkins Mid Cap Value Portfolio (Service Shares)
   2012...................   686   $14.46 - 16.34    $10,989       0.81%     1.35 - 2.70%   4.35 -   9.29%
   2011...................   930    13.85 - 14.95     13,665       0.58      1.35 - 2.30   -5.21 -  -4.29
   2010................... 1,086    14.61 - 15.62     16,718       0.47      1.35 - 2.30   12.71 -  13.81
   2009................... 1,254    12.97 - 13.73     17,006       0.32      1.35 - 2.30   29.86 -  31.13
   2008................... 1,516     9.98 - 10.47     15,708       0.40      1.35 - 2.30  -29.56 - -28.87

   Worldwide (Service Shares)
   2012...................    75     8.93 -  9.80        766       0.72      1.35 - 2.15   16.04 -  18.24
   2011...................   103     7.70 -  8.29        890       0.46      1.35 - 2.05  -15.75 - -15.15
   2010...................   136     9.14 -  9.77      1,383       0.47      1.35 - 2.05   13.15 -  13.96
   2009...................   171     8.07 -  8.57      1,528       1.23      1.35 - 2.05   34.59 -  35.55
   2008...................   196     6.00 -  6.32      1,296       0.95      1.35 - 2.05  -45.94 - -45.55

Investments in the Lazard
  Retirement Series, Inc.
  Sub-Accounts:
   Emerging Markets Equity
   2012...................   107    39.95 - 43.83      4,241       1.49      1.35 - 2.15   18.16 -  20.40
   2011...................   136    33.81 - 36.40      4,493       1.62      1.35 - 2.05  -19.68 - -19.11
   2010...................   197    42.10 - 45.00      8,024       1.10      1.35 - 2.05   20.18 -  21.04
   2009...................   240    35.03 - 37.18      8,038       2.73      1.35 - 2.05   66.37 -  67.56
   2008...................   278    21.05 - 22.19      5,559       2.13      1.35 - 2.05  -49.78 - -49.42

   International Equity
   2012...................    64    11.38 - 11.69        734       1.59      1.40 - 1.60   19.18 -  19.42
   2011...................    75     9.55 -  9.79        724       1.90      1.40 - 1.60   -8.74 -  -8.56
   2010...................    91    10.47 - 10.70        967       1.13      1.40 - 1.60    5.03 -   5.24
   2009...................   127     9.97 - 10.17      1,285       2.44      1.40 - 1.60   19.53 -  19.77
   2008...................   156     8.34 -  8.49      1,317       1.09      1.40 - 1.60  -38.02 - -37.89
Investments in the Legg
  Mason Partners Variable
  Income Trust
  Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio 1
   2012...................   391     8.48 -  9.17      3,553       1.59      1.35 - 2.70    9.74 -  13.42
   2011...................   492     7.72 -  8.08      3,950       1.21      1.35 - 2.30   -8.35 -  -7.46
   2010...................   653     8.43 -  8.73      5,670       1.50      1.35 - 2.30   13.92 -  15.03
   2009...................   839     7.40 -  7.59      6,340       1.25      1.35 - 2.30   26.38 -  27.61
   2008...................   968     5.85 -  5.95      5,745       1.61      1.35 - 2.30  -38.04 - -37.43

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Legg
  Mason Partners Variable
  Income Trust
  Sub-Accounts
  (continued):
   Western Asset Variable Global High Yield Bond Portfolio II (l)
   2012....................   882   $14.42 - 16.30    $14,115       6.36%     1.35 - 2.70%  11.21 -  16.48%
   2011.................... 1,105    12.96 - 13.99     15,214       7.07      1.35 - 2.30   -1.05 -  -0.09
   2010.................... 1,316    13.10 - 14.01     18,175       7.58      1.35 - 2.30   12.06 -  13.15
   2009.................... 1,550    11.69 - 12.38     18,964       8.90      1.35 - 2.30   51.29 -  52.76
   2008.................... 2,077     7.73 -  8.10     16,664       9.73      1.35 - 2.30  -32.48 - -31.82

Investments in the Legg
  Mason Partners Variable
  Portfolios I, Inc
  Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I
   2012....................   511     9.04 - 13.92      6,511       2.36      1.25 - 2.70   11.20 -  15.05
   2011....................   531     8.13 - 12.10      5,830       2.08      1.25 - 2.30    2.54 -   3.65
   2010....................   705     7.92 - 11.67      7,515       2.78      1.25 - 2.30    6.95 -   8.11
   2009....................   871     7.41 - 10.80      8,627       1.74      1.25 - 2.30   21.64 -  22.95
   2008.................... 1,070     6.09 -  8.78      8,643       1.22      1.25 - 2.30  -37.11 - -36.42

Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts:
   MFS Growth
   2012....................   250     7.07 - 15.07      2,791       0.00      1.25 - 1.80   15.29 -  15.92
   2011....................   311     6.13 - 13.00      3,075       0.20      1.25 - 1.80   -2.10 -   1.56
   2010....................   389     6.26 - 13.21      3,761       0.12      1.25 - 1.80   13.28 -  13.91
   2009....................   469     5.53 - 11.59      3,974       0.32      1.25 - 1.80   35.22 -  35.97
   2008....................   684     4.09 -  8.53      4,088       0.23      1.25 - 1.80  -38.54 -  38.20

   MFS Investors Trust
   2012....................   151    10.54 - 13.31      1,792       0.89      1.25 - 1.80   17.05 -  17.70
   2011....................   176     9.01 - 11.31      1,786       0.94      1.25 - 1.80   -3.92 -   3.39
   2010....................   245     9.37 - 11.70      2,564       1.35      1.25 - 1.80    9.12 -   9.72
   2009....................   427     8.59 - 10.67      4,031       1.54      1.25 - 1.80   24.63 -  25.32
   2008....................   442     6.89 -  8.51      3,373       0.84      1.25 - 1.80  -34.28 - -33.91

--------
(l)Previously known as Legg Mason Western Asset Variable Global High Yield Bond Portfolio II

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                       AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                             ----------------------------------- ------------------------------------------
                                      ACCUMULATION
                             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts (continued):
   MFS New Discovery
   2012.....................   356   $11.98 - 26.87    $ 5,770       0.00%     1.25 - 1.80%  19.06 -  19.72%
   2011.....................   464    10.06 - 22.44      6,190       0.00      1.25 - 1.80  -11.87 - -11.38
   2010.....................   603    11.42 - 25.32      9,188       0.00      1.25 - 1.80   33.91 -  34.65
   2009.....................   698     8.53 - 18.81      7,906       0.00      1.25 - 1.80   60.27 -  61.16
   2008.....................   740     5.32 - 11.67      5,318       0.00      1.25 - 1.80  -40.41 - -40.08

   MFS Research
   2012.....................   267     9.34 - 14.34      2,974       0.91      1.25 - 1.80   15.18 -  15.81
   2011.....................   147     8.11 - 12.38      1,624       0.87      1.25 - 1.80   -2.22 -  -1.68
   2010.....................   167     8.29 - 12.59      1,849       0.89      1.25 - 1.80   13.83 -  14.46
   2009.....................   199     7.28 - 11.00      1,944       1.36      1.25 - 1.80   28.22 -  28.92
   2008.....................   221     5.68 -  8.53      1,682       0.58      1.25 - 1.80  -37.23 - -36.88

   MFS Total Return
   2012.....................   704    15.24 - 17.98     11,736       2.76      1.25 - 1.80    9.27 -   9.87
   2011.....................   810    13.95 - 16.37     12,317       2.55      1.25 - 1.80   -0.04 -   0.51
   2010..................... 1,028    13.95 - 16.28     15,553       2.82      1.25 - 1.80    7.97 -   8.56
   2009..................... 1,226    12.92 - 15.00     17,211       3.70      1.25 - 1.80   15.92 -  16.56
   2008..................... 1,477    11.15 - 12.87     17,924       3.33      1.25 - 1.80  -23.52 - -23.10

Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts:
   MFS High Income (Service Class)
   2012.....................   401    13.57 - 15.34      6,031       7.45      1.35 - 2.70    7.78 -  12.88
   2011.....................   483    12.59 - 13.59      6,453       9.36      1.35 - 2.30    1.47 -   2.46
   2010.....................   546    12.40 - 13.26      7,139       7.17      1.35 - 2.30   11.77 -  12.85
   2009.....................   581    11.10 - 11.75      6,746       8.17      1.35 - 2.30   41.88 -  43.26
   2008.....................   737     7.82 -  8.20      5,978       9.36      1.35 - 2.30  -30.30 - -29.63

   MFS Investor Growth Stock (Service Class)
   2012.....................   579    11.88 - 13.43      7,630       0.22      1.35 - 2.70    9.90 -  15.10
   2011.....................   741    10.81 - 11.67      8,518       0.25      1.35 - 2.30   -1.93 -  -0.98
   2010.....................   860    11.02 - 11.78      9,998       0.28      1.35 - 2.30    9.57 -  10.64
   2009.....................   987    10.06 - 10.65     10,397       0.43      1.35 - 2.30   35.90 -  37.22
   2008..................... 1,240     7.40 -  7.76      9,535       0.30      1.35 - 2.30  -38.43 - -37.83

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                       AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                             ----------------------------------- ------------------------------------------
                                      ACCUMULATION
                             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts (continued):
   MFS Investors Trust (Service Class)
   2012.....................   113   $12.36 - 13.98    $ 1,551       0.76%     1.35 - 2.70%  10.58 -  17.22%
   2011.....................   140    11.18 - 11.92      1,634       0.78      1.35 - 2.15   -4.51 -  -3.73
   2010.....................   162    11.58 - 12.38      1,978       1.00      1.35 - 2.30    8.33 -   9.38
   2009.....................   187    10.69 - 11.32      2,087       1.28      1.35 - 2.30   23.65 -  24.85
   2008.....................   195     8.65 -  9.07      1,744       0.58      1.35 - 2.30  -34.79 - -34.16

   MFS New Discovery (Service Class)
   2012.....................   295    13.87 - 15.68      4,538       0.00      1.35 - 2.70   13.87 -  19.26
   2011.....................   407    12.18 - 12.70      5,270       0.00      1.35 - 2.30  -12.55 - -11.70
   2010.....................   556    13.93 - 14.38      8,171       0.00      1.35 - 2.30   32.82 -  34.11
   2009.....................   520    10.49 - 10.72      5,691       0.00      1.35 - 2.30   59.18 -  60.72
   2008.....................   540     6.59 -  6.91      3,690       0.00      1.35 - 2.30  -40.91 - -40.34

   MFS Total Return (Service Class)
   2012.....................   625    11.50 - 13.01      7,961       2.53      1.35 - 2.70    5.76 -   9.43
   2011.....................   826    10.88 - 11.89      9,649       2.44      1.35 - 2.45   -0.90 -   0.22
   2010..................... 1,007    10.98 - 11.86     11,768       2.55      1.35 - 2.45    6.95 -   8.15
   2009..................... 1,144    10.26 - 10.97     12,380       3.24      1.35 - 2.45   14.84 -  16.14
   2008..................... 1,232     8.94 -  9.44     11,503       2.95      1.35 - 2.45  -24.23 - -23.37

   MFS Utilities (Service Class)
   2012.....................   116    21.02 - 23.06      2,987       6.21      1.35 - 2.15   10.77 -  11.68
   2011.....................   174    18.97 - 20.65      4,007       3.00      1.35 - 2.15    4.22 -   5.07
   2010.....................   230    18.21 - 19.65      5,098       3.10      1.35 - 2.15   11.07 -  11.98
   2009.....................   276    16.39 - 17.55      5,464       4.46      1.35 - 2.15   30.01 -  31.08
   2008.....................   346    12.61 - 13.39      5,264       1.46      1.35 - 2.15  -39.15 - -38.65

   MFS Value (Service Class)
   2012.....................   200    12.93 - 14.62      2,864       1.31      1.35 - 2.70    8.27 -  14.31
   2011.....................   318    11.94 - 12.79      4,006       1.26      1.35 - 2.20   -2.65 -  -1.81
   2010.....................   356    12.22 - 13.02      4,577       1.25      1.35 - 2.25    8.72 -   9.72
   2009.....................   381    11.21 - 11.87      4,469       1.18      1.35 - 2.30   19.64 -  20.80
   2008.....................   485     9.37 -  9.83      4,726       1.12      1.35 - 2.30  -34.29 - -33.65

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                              ----------------------------------- ------------------------------------------
                                       ACCUMULATION
                              UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                              (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                              ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the
  Oppenheimer Variable
  Account Funds (Service
  Shares ("SS"))
  Sub-Accounts:
   Oppenheimer Global Securities (SS)
   2012......................   517   $13.66 - 15.44    $ 7,815       1.88%     1.35 - 2.70%  13.92 -  19.31%
   2011......................   668    11.99 - 12.94      8,485       1.13      1.35 - 2.30  -10.63 -  -9.76
   2010......................   770    13.42 - 14.34     10,861       1.25      1.35 - 2.30   13.04 -  14.14
   2009......................   956    11.87 - 12.57     11,849       1.85      1.35 - 2.30   36.15 -  37.47
   2008...................... 1,129     8.72 -  9.14     10,198       1.35      1.35 - 2.30  -41.71 - -41.14

   Oppenheimer Main Street Small Mid Cap (SS)
   2012...................... 1,417    13.37 - 17.71     22,501       0.33      1.25 - 2.70   10.83 -  16.21
   2011...................... 1,835    12.06 - 15.24     25,052       0.42      1.25 - 2.30   -4.62 -  -3.59
   2010...................... 2,222    12.64 - 15.81     31,769       0.41      1.25 - 2.30   20.23 -  21.53
   2009...................... 2,621    10.52 - 13.01     30,901       0.61      1.25 - 2.30   33.73 -  35.18
   2008...................... 3,084     7.86 -  9.62     26,979       0.28      1.25 - 2.30  -39.43 - -38.78

   Oppenheimer Small- & Mid-Cap Growth (SS)
   2012......................   173    10.45 - 11.61      1,978       0.00      1.35 - 2.70    9.97 -  14.59
   2011......................   207     9.50 - 10.13      2,069       0.00      1.35 - 2.30   -1.48 -  -0.52
   2010......................   230     9.64 - 10.19      2,318       0.00      1.35 - 2.30   24.24 -  25.45
   2009......................   234     7.76 -  8.12      1,879       0.00      1.35 - 2.30   29.22 -  30.48
   2008......................   263     6.01 -  6.22      1,622       0.00      1.35 - 2.30  -50.38 - -49.90

Investments in the Panorama
  Series Fund, Inc. (Service
  Shares ("SS"))
  Sub-Accounts:
   Oppenheimer International Growth (SS)
   2012......................    97    15.75 - 17.28      1,669       1.14      1.35 - 2.15   19.06 -  20.04
   2011......................   133    13.23 - 14.40      1,920       0.79      1.35 - 2.15   -9.59 -  -8.86
   2010......................   162    14.63 - 15.80      2,560       0.97      1.35 - 2.15   12.15 -  13.07
   2009......................   172    13.05 - 13.97      2,413       1.11      1.35 - 2.15   36.07 -  37.18
   2008......................   189     9.59 - 10.18      1,938       0.87      1.35 - 2.15  -44.30 - -43.84

Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)
   2012...................... 1,123    13.29 - 16.24     17,236       2.23      1.25 - 2.70    4.41 -   9.47
   2011...................... 1,358    12.73 - 14.84     19,144       2.10      1.25 - 2.30    4.32 -   5.44
   2010...................... 1,623    12.21 - 14.07     21,819       1.92      1.25 - 2.30    6.00 -   7.15
   2009...................... 1,721    11.51 - 13.13     21,712       3.21      1.25 - 2.30   12.97 -  14.19
   2008...................... 1,902    10.19 - 11.50     21,137       3.28      1.25 - 2.30   -4.63 -  -3.60

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts
  (continued):
   Money Market
   2012.................... 2,425   $ 9.14 - 10.33    $ 25,101       0.06%    1.35 - 2.70%  -5.75 -  -1.29%
   2011.................... 3,351     9.69 - 10.44      35,314       0.06     1.35 - 2.30   -2.24 -  -1.29
   2010.................... 4,059     9.91 - 10.58      43,555       0.05     1.35 - 2.30   -2.25 -  -1.30
   2009.................... 4,733    10.14 - 10.71      51,559       0.12     1.35 - 2.30   -2.19 -  -1.24
   2008.................... 4,746    10.37 - 10.87      52,390       2.24     1.35 - 2.30   -0.10 -   0.87

   PIMCO Real Return
   2012.................... 1,540    13.82 - 15.63      23,671       1.11     1.35 - 2.70    2.44 -   7.28
   2011.................... 1,822    13.49 - 14.57      26,195       2.12     1.35 - 2.30    9.11 -  10.17
   2010.................... 2,174    12.37 - 13.22      28,459       1.47     1.35 - 2.30    5.62 -   6.65
   2009.................... 2,444    11.71 - 12.40      30,068       2.90     1.35 - 2.30   15.67 -  16.80
   2008.................... 2,966    10.12 - 10.62      31,304       3.80     1.35 - 2.30   -9.18 -  -8.30

   PIMCO Total Return
   2012.................... 4,491    13.86 - 17.43      74,608       2.58     1.25 - 2.70    4.48 -   8.23
   2011.................... 5,616    13.26 - 16.11      86,701       2.60     1.25 - 2.45    1.08 -   2.33
   2010.................... 6,864    13.12 - 15.74     104,764       2.48     1.25 - 2.45    5.47 -   6.77
   2009.................... 7,661    12.44 - 14.74     110,365       5.26     1.25 - 2.45   11.28 -  12.66
   2008.................... 7,860    11.18 - 13.09     101,178       4.68     1.25 - 2.45    2.25 -   3.52

Investments in the Putnam
  Variable Trust
  Sub-Accounts:
   VT High Yield
   2012....................   144    18.87 - 20.70       2,904       7.98     1.35 - 2.15   12.31 -  14.44
   2011....................   191    16.80 - 18.09       3,379       9.15     1.35 - 2.05   -0.33 -   0.38
   2010....................   293    16.86 - 18.02       5,172       7.62     1.35 - 2.05   11.71 -  12.50
   2009....................   355    15.09 - 16.02       5,575      10.08     1.35 - 2.05   47.11 -  48.16
   2008....................   456    10.26 - 10.81       4,838      10.44     1.35 - 2.05  -27.58 - -27.07

   VT International Value
   2012....................   199    12.68 - 14.35       2,745       3.15     1.25 - 2.15   17.83 -  20.19
   2011....................   238    10.76 - 11.94       2,744       2.80     1.25 - 2.05  -15.55 - -14.85
   2010....................   304    12.74 - 14.02       4,127       3.28     1.25 - 2.05    4.93 -   5.79
   2009....................   391    12.14 - 13.25       5,046       0.00     1.25 - 2.05   23.60 -  24.62
   2008....................   461     9.82 - 10.64       4,787       1.89     1.25 - 2.05  -47.13 - -46.69

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                       AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                             ----------------------------------- ------------------------------------------
                                      ACCUMULATION
                             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Rydex
  Variable Trust
  Sub-Accounts:
   Guggenheim VT US Long Short (m)
   2012.....................   170   $10.70 - 12.10    $ 2,068       0.00%     1.35 - 2.70%  -1.64 -   3.02%
   2011.....................   206    10.88 - 11.74      2,432       0.00      1.35 - 2.30   -8.71 -  -7.82
   2010.....................   232    11.92 - 12.74      2,988       0.00      1.35 - 2.30    8.65 -   9.71
   2009.....................   259    10.97 - 11.61      3,040       0.09      1.35 - 2.30   24.37 -  25.58
   2008.....................   294     8.82 -  9.25      2,746       0.00      1.35 - 2.30  -42.10 - -41.54

   Rydex VT Nasdaq 100 Strategy Fund
   2012.....................   116    11.77 - 12.91        999       0.00      1.35 - 2.15   11.86 -  15.19
   2011.....................   121    10.52 - 11.21        954       0.00      1.35 - 1.95    0.18 -   0.79
   2010.....................   166    10.40 - 11.12      1,305       0.00      1.35 - 2.05   16.06 -  16.89
   2009.....................   220     8.96 -  9.51      1,459       0.00      1.35 - 2.05   48.89 -  49.95
   2008.....................   236     6.02 -  6.34      1,048       0.15      1.35 - 2.05  -43.11 - -42.70

Investments in the T. Rowe
  Price Equity Series, Inc.
  Sub - Accounts:
   T. Rowe Price Equity Income
   2012.....................   694     16.17 -18.50     11,973       2.18      1.25 - 1.80   15.05 -  15.69
   2011.....................   833    14.06 - 15.99     12,440       1.72      1.25 - 1.80   -2.48 -  -1.94
   2010..................... 1,106    14.41 - 16.30     16,880       1.84      1.25 - 1.80   12.97 -  13.59
   2009..................... 1,380    12.76 - 14.35     18,606       1.84      1.25 - 1.80   23.36 -  24.04
   2008..................... 1,593    10.34 - 11.57     17,464       2.30      1.25 - 1.80  -37.25 - -36.90

   T. Rowe Price Mid-Cap Growth
   2012.....................   432    18.82 - 29.80      9,840       0.00      1.25 - 1.80   11.86 -  12.48
   2011.....................   520    16.82 - 26.50     10,604       0.00      1.25 - 1.80   -3.03 -  -2.50
   2010.....................   706    17.35 - 27.17     14,625       0.00      1.25 - 1.80   25.83 -  26.53
   2009.....................   876    13.79 - 21.48     14,516       0.00      1.25 - 1.80   43.05 -  43.84
   2008..................... 1,019     9.64 - 14.93     11,981       0.00      1.25 - 1.80  -40.83 - -40.51

   T. Rowe Price New America Growth
   2012.....................   221    10.85 - 14.23      2,811       0.49      1.25 - 1.80   11.10 -  11.71
   2011.....................   245     9.77 - 12.74      2,767       0.21      1.25 - 1.80   -2.83 -  -2.30
   2010.....................   297    10.05 - 13.04      3,417       0.19      1.25 - 1.80   17.52 -  18.17
   2009.....................   322     8.55 - 11.04      3,143       0.00      1.25 - 1.80   47.09 -  47.91
   2008.....................   370     5.82 -  7.46      2,473       0.00      1.25 - 1.80  -39.35 - -39.01

--------
(m)Previously known as Rydex SGI VT US Long Short

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                         AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                               ----------------------------------- ------------------------------------------
                                        ACCUMULATION
                               UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                               (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                               ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the T. Rowe
  Price Equity Series, Inc. -
  II Sub-Accounts:
   T. Rowe Price Blue Chip Growth II
   2012....................... 1,283   $12.19 - 13.78    $17,375       0.00%     1.35 - 2.70%  11.05 -  16.31%
   2011....................... 1,449    10.97 - 11.85     16,894       0.00      1.35 - 2.30   -0.96 -   0.00
   2010....................... 1,708    11.08 - 11.85     19,965       0.00      1.35 - 2.30   13.33 -  14.44
   2009....................... 2,036     9.78 - 10.35     20,839       0.00      1.35 - 2.30   38.53 -  39.88
   2008....................... 2,585     7.06 -  7.40     18,947       0.10      1.35 - 2.30  -43.97 - -43.43

   T. Rowe Price Equity Income II
   2012....................... 1,756    11.84 - 13.39     23,056       1.94      1.35 - 2.70   10.13 -  15.34
   2011....................... 2,312    10.75 - 11.61     26,382       1.48      1.35 - 2.30   -3.29 -  -2.35
   2010....................... 2,692    11.12 - 11.88     31,544       1.58      1.35 - 2.30   12.11 -  13.19
   2009....................... 3,222     9.92 - 10.50     33,424       1.62      1.35 - 2.30   22.37 -  23.56
   2008....................... 3,770     8.04 -  8.50     31,713       2.11      1.35 - 2.45  -37.83 - -37.13

Investments in the T. Rowe
  Price International Series,
  Inc Sub-Accounts:
   T. Rowe Price International Stock
   2012.......................   317     9.38 - 13.50      3,562       1.19      1.25 - 1.80   16.32 -  16.96
   2011.......................   392     8.06 - 11.54      3,735       1.32      1.25 - 1.80  -14.39 - -13.92
   2010.......................   573     9.41 - 13.40      6,290       0.97      1.25 - 1.80   12.42 -  13.04
   2009.......................   556     8.37 - 11.86      5,546       2.61      1.25 - 1.80   49.67 -  50.50
   2008.......................   587     5.60 -  7.88      3,961       1.83      1.25 - 1.80  -49.62 - -49.34

Investments in the The
  Universal Institutional
  Funds, Inc. Sub-Accounts:
   Van Kampen UIF Growth
   2012.......................   491    15.20 - 16.32      7,905       0.00      1.35 - 2.15   11.91 -  12.83
   2011.......................   650    13.59 - 14.46      9,291       0.12      1.35 - 2.15   -4.88 -  -4.11
   2010.......................   921    14.28 - 15.08     13,745       0.12      1.35 - 2.15   20.22 -  21.20
   2009....................... 1,190    11.88 - 12.44     14,688       0.00      1.35 - 2.15   62.00 -  63.32
   2008....................... 1,486     7.33 -  7.62     11,248       0.21      1.35 - 2.15  -50.28 - -49.87

   Van Kampen UIF Mid Cap Growth
   2012.......................   122    15.39 - 15.80      1,906       0.00      1.40 - 1.60    6.96 -   7.18
   2011.......................   171    14.38 - 14.74      2,497       0.37      1.40 - 1.60   -8.59 -  -8.41
   2010.......................   244    15.74 - 16.09      3,904       0.00      1.40 - 1.60   30.22 -  30.48
   2009.......................   308    12.08 - 12.33      3,777       0.00      1.40 - 1.60   55.16 -  55.47
   2008.......................   368     7.79 -  7.93      2,902       0.88      1.40 - 1.60  -47.61 - -47.51

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts:
   Van Kampen UIF Growth (Class II)
   2012....................    99   $13.63 - 15.41    $ 1,507       0.00%     1.35 - 2.70%   6.99 -  12.51%
   2011....................   148    12.74 - 13.69      2,001       0.00      1.35 - 2.25   -5.22 -  -4.35
   2010....................   185    13.44 - 14.32      2,620       0.00      1.35 - 2.25   19.86 -  20.96
   2009....................   204    11.21 - 11.84      2,393       0.00      1.35 - 2.25   61.43 -  62.92
   2008....................   250     6.94 -  7.26      1,799       0.00      1.35 - 2.25  -50.49 - -50.03

   Van Kampen UIF U.S. Real Estate (Class II)
   2012....................   765    17.08 - 19.31     14,675       0.61      1.35 - 2.70    8.90 -  14.06
   2011....................   978    15.68 - 16.93     16,452       0.60      1.35 - 2.30    3.24 -   4.24
   2010.................... 1,146    15.19 - 16.24     18,542       2.03      1.35 - 2.30   26.55 -  27.78
   2009.................... 1,460    12.00 - 12.71     18,530       2.65      1.35 - 2.30   25.54 -  26.76
   2008.................... 1,751     9.56 - 10.03     17,569       2.82      1.35 - 2.30  -39.49 - -38.89

Investments in the Van Eck
  Worldwide Insurance
  Trust Sub-Accounts:
   Van Eck VIP Emerging Markets
   2012....................   184    22.34 - 25.26      4,549       0.00      1.35 - 2.70   22.26 -  28.05
   2011....................   246    18.27 - 19.72      4,773       1.24      1.35 - 2.30  -27.44 - -26.74
   2010....................   374    25.18 - 26.92      9,953       0.57      1.35 - 2.30   23.93 -  25.13
   2009....................   429    20.32 - 21.52      9,126       0.14      1.35 - 2.30  108.28 - 110.30
   2008....................   377     9.76 - 10.23      3,811       0.00      1.35 - 2.30  -65.59 - -65.26

   Van Eck VIP Global Hard Assets
   2012....................   210    25.69 - 29.05      5,963       0.59      1.35 - 2.70   -2.62 -   1.99
   2011....................   261    26.39 - 28.48      7,297       1.34      1.35 - 2.30  -18.37 - -17.58
   2010....................   318    32.32 - 34.56     10,803       0.37      1.35 - 2.30   26.27 -  27.49
   2009....................   436    25.60 - 27.11     11,654       0.23      1.35 - 2.30   53.91 -  55.41
   2008....................   410    16.63 - 17.44      7,070       0.40      1.35 - 2.30  -47.37 - -46.85

   Van Eck VIP Multi-Mgr Alternative
   2012....................   120     9.17 - 10.37      1,223       0.00      1.35 - 2.70   -4.56 -  -0.04
   2011....................   188     9.61 - 10.37      1,919       0.96      1.35 - 2.30   -4.51 -  -3.59
   2010....................   218    10.06 - 10.76      2,325       0.00      1.35 - 2.30    2.56 -   3.56
   2009....................   225     9.81 - 10.39      2,316       0.26      1.35 - 2.30   11.25 -  12.33
   2008....................   243     8.82 -  9.25      2,223       0.13      1.35 - 2.30  -15.10 - -14.27

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------
                                   ACCUMULATION
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                          ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Wells
  Fargo Variable Trust
  Sub-Accounts:
   Wells Fargo Advantage VT Discovery
   2012..................  235    $17.69 - 18.45     $4,232       0.00%     1.25 - 1.80%  15.63 -  16.27%
   2011..................  231     15.30 - 15.87      3,587       0.00      1.25 - 1.80   -1.37 -  -0.82
   2010..................  312     15.51 - 16.00      4,895       0.00      1.25 - 1.80   33.13 -  33.86
   2009..................  331     11.65 - 11.96      3,903       0.00      1.25 - 1.80   37.80 -  38.56
   2008..................  429      8.45 -  8.63      3,660       0.00      1.25 - 1.80  -45.35 - -45.05

   Wells Fargo Advantage VT Opportunity
   2012..................  378     13.87 - 14.47      5,350       0.09      1.25 - 1.80   13.46 -  14.08
   2011..................  477     12.22 - 12.68      5,935       0.15      1.25 - 1.80   -7.20 -  -6.69
   2010..................  683     13.17 - 13.59      9,112       0.73      1.25 - 1.80   21.55 -  22.22
   2009..................  813     10.83 - 11.12      8,910       0.00      1.25 - 1.80   45.10 -  45.90
   2008..................  962      7.47 -  7.62      7,255       1.97      1.25 - 1.80  -41.17 - -40.84

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company
Lincoln, NE

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2012 and 2011, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2012. Our audits also included Schedule I
- Summary of Investments - Other than Investments in Related Parties and
Schedule IV - Reinsurance. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Company as of December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I - Summary of Investments - Other than Investments in Related Parties and Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 8, 2013

                          LINCOLN BENEFIT LIFE COMPANY
               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

($ IN THOUSANDS)                                               YEAR ENDED DECEMBER 31,
                                                     ------------------------------------------
                                                         2012            2011           2010
                                                     ------------   ------------   ------------
REVENUES
 Net investment income                               $     11,590   $     11,836   $     12,067
 Realized capital gains and losses                            626          2,075            694
                                                     ------------   ------------   ------------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE           12,216         13,911         12,761

Income tax expense                                          4,273          4,861          4,451
                                                     ------------   ------------   ------------

NET INCOME                                                  7,943          9,050          8,310
                                                     ------------   ------------   ------------

OTHER COMPREHENSIVE INCOME, AFTER-TAX
 Change in unrealized net capital gains and losses            247          3,411          4,584
                                                     ------------   ------------   ------------

COMPREHENSIVE INCOME                                 $      8,190   $     12,461   $     12,894
                                                     ============   ============   ============

                               See notes to financial statements.

                                 LINCOLN BENEFIT LIFE COMPANY
                               STATEMENTS OF FINANCIAL POSITION

($ IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                     DECEMBER 31,
                                                                                   -------------------------------
                                                                                        2012                2011
                                                                                   --------------   --------------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $309,324 and $312,785)   $      330,559   $      333,640
   Short-term, at fair value (amortized cost $24,202 and $12,974)                          24,203           12,974
                                                                                   --------------   --------------
     Total investments                                                                    354,762          346,614

Cash                                                                                       13,073            6,006
Reinsurance recoverable from Allstate Life Insurance Company and affiliate             15,553,945       16,680,950
Reinsurance recoverable from non-affiliates                                             2,147,496        2,043,480
Receivable from affiliates, net                                                                --            8,563
Other assets                                                                               87,044           95,826
Separate Accounts                                                                       1,625,669        1,682,128
                                                                                   --------------   --------------
         TOTAL ASSETS                                                              $   19,781,989   $   20,863,567
                                                                                   ==============   ==============

LIABILITIES
Contractholder funds                                                               $   14,255,844   $   15,489,624
Reserve for life-contingent contract benefits                                           3,424,679        3,199,490
Unearned premiums                                                                          13,410           16,200
Deferred income taxes                                                                       7,990            7,729
Payable to affiliates, net                                                                 17,189               --
Current income taxes payable                                                                4,158            4,802
Other liabilities and accrued expenses                                                     86,532          125,266
Separate Accounts                                                                       1,625,669        1,682,128
                                                                                   --------------   --------------
         TOTAL LIABILITIES                                                             19,435,471       20,525,239
                                                                                   --------------   --------------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares authorized, 25 thousand shares
  issued and outstanding                                                                    2,500            2,500
Additional capital paid-in                                                                180,000          180,000
Retained income                                                                           150,215          142,272
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                 13,803           13,556
                                                                                   --------------   --------------
         Total accumulated other comprehensive income                                      13,803           13,556
                                                                                   --------------   --------------
         TOTAL SHAREHOLDER'S EQUITY                                                       346,518          338,328
                                                                                   --------------   --------------
         TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                $   19,781,989   $   20,863,567
                                                                                   ==============   ==============

                              See notes to financial statements.

                                 LINCOLN BENEFIT LIFE COMPANY
                              STATEMENTS OF SHAREHOLDER'S EQUITY

($ IN THOUSANDS)                                             YEAR ENDED DECEMBER 31,
                                                    ------------------------------------------
                                                        2012           2011           2010
                                                    ------------   ------------   ------------
COMMON STOCK                                        $      2,500   $      2,500   $      2,500
                                                    ------------   ------------   ------------

ADDITIONAL CAPITAL PAID-IN                               180,000        180,000        180,000
                                                    ------------   ------------   ------------

RETAINED INCOME
Balance, beginning of year                               142,272        133,222        124,912
Net income                                                 7,943          9,050          8,310
                                                    ------------   ------------   ------------
Balance, end of year                                     150,215        142,272        133,222
                                                    ------------   ------------   ------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                13,556         10,145          5,561
Change in unrealized net capital gains and losses            247          3,411          4,584
                                                    ------------   ------------   ------------
Balance, end of year                                      13,803         13,556         10,145
                                                    ------------   ------------   ------------

TOTAL SHAREHOLDER'S EQUITY                          $    346,518   $    338,328   $    325,867
                                                    ============   ============   ============

                              See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

($ IN THOUSANDS)                                                                           YEAR ENDED DECEMBER 31,
                                                                                     ------------------------------------
                                                                                        2012         2011         2010
                                                                                     ----------   ----------   ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                           $    7,943   $    9,050   $    8,310
Adjustments to reconcile net income to net cash provided by operating activities:
  Amortization and other non-cash items                                                     781        1,175        1,241
  Realized capital gains and losses                                                        (626)      (2,075)        (694)
  Changes in:
    Policy benefits and other insurance reserves                                         14,398      (22,072)       4,240
    Income taxes                                                                           (516)         476         (205)
    Receivable from/payable to affiliates, net                                           25,752      (13,494)      (9,818)
    Other operating assets and liabilities                                              (32,761)      37,802         (943)
                                                                                     ----------   ----------   ----------
        Net cash provided by operating activities                                        14,971       10,862        2,131
                                                                                     ----------   ----------   ----------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                                           25,367       44,880       27,166
Collections on fixed income securities                                                   29,154       25,268       38,691
Purchases of fixed income securities                                                    (51,209)     (77,175)     (71,478)
Change in short-term investments, net                                                   (11,216)      (1,379)      (3,023)
                                                                                     ----------   ----------   ----------
        Net cash used in investing activities                                            (7,904)      (8,406)      (8,644)
                                                                                     ----------   ----------   ----------

NET INCREASE (DECREASE) IN CASH                                                           7,067        2,456       (6,513)
CASH AT BEGINNING OF YEAR                                                                 6,006        3,550       10,063
                                                                                     ----------   ----------   ----------
CASH AT END OF YEAR                                                                  $   13,073   $    6,006   $    3,550
                                                                                     ==========   ==========   ==========

                              See notes to financial statements.

                                 NOTES TO FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln Benefit Life Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"). All of the outstanding common stock of AIC is owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products. The principal products are interest-sensitive, traditional and variable life insurance, and fixed annuities including deferred and immediate.

     The Company is authorized to sell life insurance and retirement products in all states except New York, as well as in the District of Columbia, the U.S. Virgin Islands and Guam. For 2012, the top geographic locations for statutory premiums and annuity considerations were California, Texas and Florida. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements. The Company distributes its products through multiple distribution channels, including Allstate exclusive agencies and exclusive financial specialists, independent master brokerage agencies and directly through call centers and the internet.

     The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates and credit spreads. The Company also has certain exposures to changes in equity prices in its equity-indexed annuities and separate accounts liabilities, which are transferred to ALIC in accordance with reinsurance agreements. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets. This risk arises from the Company's investment in interest-sensitive assets. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from the Company's investment in spread-sensitive fixed income assets.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's and ALIC's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs, including prepayments, is reflected as a component of investment collections within the Statements of Cash Flows.

     Short-term investments, including money market funds and other short-term investments, are carried at fair value.

     Investment income primarily consists of interest and is recognized on an accrual basis using the effective yield method. Interest income for certain RMBS, CMBS and ABS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated on a retrospective basis when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable.

     Realized capital gains and losses include gains and losses on investment sales and write-downs in value due to other-than-temporary declines in fair value. Realized capital gains and losses on investment sales, including calls and principal payments, are determined on a specific identification basis.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC, Lincoln Benefit Reinsurance Company ("LB Re", an affiliate of the Company) and non-affiliated reinsurers (see Notes 3 and 8). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities are generally based on an equity index, such as the Standard & Poor's ("S&P") 500 Index.

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits.

REINSURANCE

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC, LB Re and non-affiliated reinsurers (see Notes 3 and 8). Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

     Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under the terms of the reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance and life-contingent immediate annuities, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance and fixed annuities. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on variable annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

ADOPTED ACCOUNTING STANDARD

AMENDMENTS TO FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS

     In May 2011, the Financial Accounting Standards Board ("FASB") issued guidance that clarifies the application of existing fair value measurement and disclosure requirements and amends certain fair value measurement principles, requirements and disclosures. Changes were made to improve consistency in global application. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2011. The adoption of this guidance as of January 1, 2012 had no impact on the Company's results of operations or financial position.

PENDING ACCOUNTING STANDARDS

DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

     In December 2011 and January 2013, the FASB issued guidance requiring expanded disclosures, including both gross and net information, for derivatives that are either offset in the reporting entity's financial statements or those that are subject to an enforceable master netting arrangement or similar agreement. The guidance is effective for reporting periods beginning on or after January 1, 2013 and is to be applied retrospectively. The new guidance affects disclosures only and will have no impact on the Company's results of operations or financial position.

REPORTING OF AMOUNTS RECLASSIFIED OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME

     In February 2013, the FASB issued guidance requiring expanded disclosures about the amounts reclassified out of accumulated other comprehensive income by component. The guidance requires the presentation of significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, cross-reference to other disclosures that provide additional detail about those amounts is required. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2012. The new guidance affects disclosures only and will have no impact on the Company's results of operations or financial position.

3. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $241.8 million, $204.8 million and $204.8 million in 2012, 2011 and 2010, respectively. Of these costs, the Company retains investment related expenses on the invested assets that are not transferred under the reinsurance agreements. All other costs are ceded to ALIC under the reinsurance agreements.

BROKER-DEALER AGREEMENTS

     The Company has a service agreement with Allstate Distributors, LLC ("ADLLC"), a broker-dealer company owned by ALIC, whereby ADLLC promotes and markets products sold by the Company. In return for these services, the Company recorded expense of $80 thousand, $7.2 million and $6.9 million in 2012, 2011 and 2010, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $6.4 million, $7.5 million and $8.5 million in 2012, 2011 and 2010, respectively, that were ceded to ALIC.

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC under the reinsurance agreements and reported net in the Statements of Operations and Comprehensive Income:

($ IN THOUSANDS)                                                     2012           2011           2010
                                                                 ------------   ------------   ------------
Premiums and contract charges                                    $    908,459   $    833,149   $    782,113
Interest credited to contractholder funds, contract benefits
   and expenses                                                     1,369,305      1,408,953      1,683,487

     Reinsurance recoverables due from ALIC totaled $15.55 billion and $16.68 billion as of December 31, 2012 and 2011, respectively.

     In September 2012, the Company entered into a coinsurance reinsurance agreement with LB Re to cede certain interest-sensitive life insurance policies to LB Re. Reinsurance recoverables due from LB Re totaled $2.0 million as of December 31, 2012.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 10).

INTERCOMPANY LOAN AGREEMENT

     The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2012 or 2011.

4. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                                              GROSS UNREALIZED
          ($ IN THOUSANDS)                   AMORTIZED    -------------------------      FAIR
                                               COST          GAINS        LOSSES         VALUE
                                            -----------   -----------   -----------   -----------
          DECEMBER 31, 2012
          U.S. government and agencies      $    86,428   $     5,659   $        --   $    92,087
          Municipal                               2,499           401            --         2,900
          Corporate                             178,824        13,173           (29)      191,968
          Foreign government                      4,999           265            --         5,264
          RMBS                                   28,239         1,498            --        29,737
          CMBS                                    8,335           268            --         8,603
                                            -----------   -----------   -----------   -----------
            Total fixed income securities   $   309,324   $    21,264   $       (29)  $   330,559
                                            ===========   ===========   ===========   ===========

          DECEMBER 31, 2011
          U.S. government and agencies      $    84,059   $     5,943   $        --   $    90,002
          Municipal                               2,499           399            --         2,898
          Corporate                             169,820        12,105           (99)      181,826
          Foreign government                      4,998           239            --         5,237
          RMBS                                   40,089         2,427            (9)       42,507
          CMBS                                    8,514           360          (518)        8,356
          ABS                                     2,806             8            --         2,814
                                            -----------   -----------   -----------   -----------
            Total fixed income securities   $   312,785   $    21,481   $      (626)  $   333,640
                                            ===========   ===========   ===========   ===========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows as of December 31, 2012:


                  ($ IN THOUSANDS)                                          AMORTIZED       FAIR
                                                                               COST         VALUE
                                                                           -----------   -----------
                  Due in one year or less                                  $    33,429   $    34,027
                  Due after one year through five years                        132,690       141,438
                  Due after five years through ten years                        93,657       103,296
                  Due after ten years                                           12,974        13,458
                                                                           -----------   -----------
                                                                               272,750       292,219
                  RMBS and CMBS                                                 36,574        38,340
                                                                           -----------   -----------
                    Total                                                  $   309,324   $   330,559
                                                                           ===========   ===========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

          ($ IN THOUSANDS)                               2012           2011           2010
                                                     ------------   ------------   ------------
          Fixed income securities                    $     12,138   $     12,133   $     12,480
          Short-term and other investments                     20             11             21
                                                     ------------   ------------   ------------
            Investment income, before expense              12,158         12,144         12,501
            Investment expense                               (568)          (308)          (434)
                                                     ------------   ------------   ------------
              Net investment income                  $     11,590   $     11,836   $     12,067
                                                     ============   ============   ============

REALIZED CAPITAL GAINS AND LOSSES

     The Company recognized net realized capital gains of $626 thousand, $2.1 million and $694 thousand in 2012, 2011 and 2010, respectively. Realized capital gains and losses in 2012 and 2011 included $19 thousand and $12 thousand, respectively, of other-than-temporary impairment losses related to RMBS, none of which were included in other comprehensive income. Realized capital gains and losses in 2010 did not include any other-than-temporary impairment losses and therefore, none were included in other comprehensive income. No other-than-temporary impairment losses were included in accumulated other comprehensive income as of December 31, 2012 or 2011.

     Gross gains of $645 thousand, $1.9 million and $652 thousand and gross losses of zero, $3 thousand and zero were realized on sales of fixed income securities during 2012, 2011 and 2010, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                               GROSS UNREALIZED
($ IN THOUSANDS)                                              FAIR       ---------------------------    UNREALIZED NET
DECEMBER 31, 2012                                             VALUE          GAINS         LOSSES       GAINS (LOSSES)
                                                          ------------   ------------   ------------   ----------------
Fixed income securities                                   $    330,559   $     21,264   $        (29)  $         21,235
Short-term investments                                          24,203              1             --                  1
                                                                                                       ----------------
  Unrealized net capital gains and losses, pre-tax                                                               21,236
  Deferred income taxes                                                                                          (7,433)
                                                                                                       ----------------
  Unrealized net capital gains and losses, after-tax                                                   $         13,803
                                                                                                       ================

                                                                               GROSS UNREALIZED
                                                              FAIR       ---------------------------    UNREALIZED NET
DECEMBER 31, 2011                                             VALUE          GAINS         LOSSES       GAINS (LOSSES)
                                                          ------------   ------------   ------------   ----------------
Fixed income securities                                   $    333,640   $     21,481   $       (626)  $         20,855
Short-term investments                                          12,974             --             --                 --
                                                                                                       ----------------
  Unrealized net capital gains and losses, pre-tax                                                               20,855
  Deferred income taxes                                                                                          (7,299)
                                                                                                       ----------------
  Unrealized net capital gains and losses, after-tax                                                   $         13,556
                                                                                                       ================

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

          ($ IN THOUSANDS)                                             2012         2011         2010
                                                                    ----------   ----------   ----------
          Fixed income securities                                   $      380   $    5,247   $    7,052

          Short-term investments                                             1           --           --
                                                                    ----------   ----------   ----------
              Total                                                        381        5,247        7,052
            Deferred income taxes                                         (134)      (1,836)      (2,468)
                                                                    ----------   ----------   ----------
            Increase in unrealized net capital gains and losses     $      247   $    3,411   $    4,584
                                                                    ==========   ==========   ==========

PORTFOLIO MONITORING

     The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security whose carrying value may be other-than-temporarily impaired.

     For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

     If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

     The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.

     The following table summarizes the gross unrealized losses and fair value of fixed income securities that have been in a continuous unrealized loss position for less than twelve months. No securities have been in a continuous unrealized loss position for more than twelve months as of December 31, 2012 or 2011.

                  ($ IN THOUSANDS)        NUMBER OF        FAIR         UNREALIZED
                                            ISSUES         VALUE          LOSSES
                                         ------------   ------------   ------------
                  DECEMBER 31, 2012
                  Corporate                         1   $      1,936   $        (29)
                                         ------------   ------------   ------------
                    Total                           1   $      1,936   $        (29)
                                         ============   ============   ============

                  DECEMBER 31, 2011
                  Corporate                         1   $      5,161   $        (99)
                  RMBS                              1          1,075             (9)
                  CMBS                              1          1,484           (518)
                                         ------------   ------------   ------------
                    Total                           3   $      7,720   $       (626)
                                         ============   ============   ============

     As of December 31, 2012, $29 thousand of unrealized losses are related to a fixed income security with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that this security does not pose a high risk of being other-than-temporarily impaired. This unrealized loss is related to an investment grade fixed income security. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion, Kroll or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on the investment grade security are related to widening credit spreads or rising interest rates since the time of initial purchase.

     As of December 31, 2012, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis.

MUNICIPAL BONDS

     All of the municipal bond issuers represented in the Company's municipal bond portfolio were in Washington as of both December 31, 2012 and 2011.

CONCENTRATION OF CREDIT RISK

     As of December 31, 2012, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

OTHER INVESTMENT INFORMATION

     As of December 31, 2012, fixed income securities and short-term investments with a carrying value of $9.9 million were on deposit with regulatory authorities as required by law.

5. FAIR VALUE OF ASSETS AND LIABILITIES

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

LEVEL 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

LEVEL 2:  Assets and liabilities whose values are based on the following:
          (a) Quoted prices for similar assets or liabilities in active markets;
          (b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or
          (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

LEVEL 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

     The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

     The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company's processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

     The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

     The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company's use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.

     In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

SUMMARY OF SIGNIFICANT VALUATION TECHNIQUES FOR ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

LEVEL 1 MEASUREMENTS

  - FIXED INCOME SECURITIES: Comprise certain U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

  - SHORT-TERM: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

  - SEPARATE ACCOUNT ASSETS: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

LEVEL 2 MEASUREMENTS

  -  FIXED INCOME SECURITIES:

     U.S. GOVERNMENT AND AGENCIES: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

     MUNICIPAL: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

     CORPORATE, INCLUDING PRIVATELY PLACED: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

     FOREIGN GOVERNMENT: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

     RMBS AND ABS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.

     CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

  - SHORT-TERM: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

LEVEL 3 MEASUREMENTS

  -  FIXED INCOME SECURITIES:

     CORPORATE: Valued based on models that are widely accepted in the financial services industry with certain inputs to the valuation model that are significant to the valuation, but are not market observable.

     RMBS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

  - CONTRACTHOLDER FUNDS: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

     The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2012:

     ($ IN THOUSANDS)                            QUOTED
                                                PRICES IN
                                                 ACTIVE      SIGNIFICANT
                                               MARKETS FOR       OTHER      SIGNIFICANT
                                                IDENTICAL     OBSERVABLE    UNOBSERVABLE    BALANCE AS OF
                                                 ASSETS         INPUTS         INPUTS       DECEMBER 31,
                                                (LEVEL 1)      (LEVEL 2)      (LEVEL 3)         2012
                                              ------------   ------------   ------------   ---------------
     ASSETS:
       Fixed income securities:
         U.S. government and agencies         $     34,303   $     57,784   $         --   $        92,087
         Municipal                                      --          2,900             --             2,900
         Corporate                                      --        191,656            312           191,968
         Foreign government                             --          5,264             --             5,264
         RMBS                                           --         29,737             --            29,737
         CMBS                                           --          8,603             --             8,603
                                              ------------   ------------   ------------   ---------------
           Total fixed income securities            34,303        295,944            312           330,559
       Short-term investments                       18,793          5,410             --            24,203
       Separate account assets                   1,625,669             --             --         1,625,669
                                              ------------   ------------   ------------   ---------------
         TOTAL RECURRING BASIS ASSETS            1,678,765        301,354            312         1,980,431
                                              ------------   ------------   ------------   ---------------
     TOTAL ASSETS AT FAIR VALUE               $  1,678,765   $    301,354   $        312   $     1,980,431
                                              ============   ============   ============   ===============
     % of total assets at fair value                  84.7%          15.2%           0.1%            100.0%

     LIABILITIES:
       Contractholder funds:
         Derivatives embedded in life
           and annuity contracts              $         --   $         --   $   (314,926)  $      (314,926)
                                              ------------   ------------   ------------   ---------------
     TOTAL LIABILITIES AT FAIR VALUE          $         --   $         --   $   (314,926)  $      (314,926)
                                              ============   ============   ============   ===============
     % of total liabilities at fair value               --%            --%         100.0%            100.0%

     The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements as of December 31, 2012.

($ IN THOUSANDS)                           VALUATION         UNOBSERVABLE                         WEIGHTED
                          FAIR VALUE       TECHNIQUE             INPUT              RANGE          AVERAGE
                        -------------   ----------------   -----------------   --------------   -------------
Derivatives             $    (295,305)  Stochastic cash    Projected option      1.0 - 2.0%         1.96%
embedded in life                        flow model         cost
and annuity
contracts -
Equity-indexed and
forward starting
options

     If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value

     The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2011:

     ($ IN THOUSANDS)                              QUOTED PRICES     SIGNIFICANT
                                                     IN ACTIVE          OTHER          SIGNIFICANT
                                                    MARKETS FOR      OBSERVABLE       UNOBSERVABLE      BALANCE AS OF
                                                IDENTICAL ASSETS       INPUTS            INPUTS         DECEMBER 31,
                                                     (LEVEL 1)        (LEVEL 2)         (LEVEL 3)           2011
                                                -----------------   --------------   --------------    --------------
     ASSETS:
       Fixed income securities:
         U.S. government and agencies           $          36,883   $       53,119   $           --    $       90,002
         Municipal                                             --            2,898               --             2,898
         Corporate                                             --          181,228              598           181,826
         Foreign government                                    --            5,237               --             5,237
         RMBS                                                  --           40,186            2,321            42,507
         CMBS                                                  --            8,356               --             8,356
         ABS                                                   --            2,814               --             2,814
                                                -----------------   --------------   --------------    --------------
           Total fixed income securities                   36,883          293,838            2,919           333,640
       Short-term investments                               1,925           11,049               --            12,974
       Separate account assets                          1,682,128               --               --         1,682,128
                                                -----------------   --------------   --------------    --------------
         TOTAL RECURRING BASIS ASSETS                   1,720,936          304,887            2,919         2,028,742
                                                -----------------   --------------   --------------    --------------
     TOTAL ASSETS AT FAIR VALUE                 $       1,720,936   $      304,887   $        2,919    $    2,028,742
                                                =================   ==============   ==============    ==============
     % of total assets at fair value                         84.8%            15.0%             0.2%            100.0%

     LIABILITIES:
       Contractholder funds:
         Derivatives embedded in life
           and annuity contracts                $              --   $           --   $     (506,678)   $     (506,678)
                                                -----------------   --------------   --------------    --------------
     TOTAL LIABILITIES AT FAIR VALUE            $              --   $           --   $     (506,678)   $     (506,678)
                                                =================   ==============   ==============    ==============
     % of total liabilities at fair value                      --%              --%           100.0%            100.0%

     The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

($ IN THOUSANDS)                                          TOTAL GAINS (LOSSES)
                                                              INCLUDED IN:
                                        BALANCE AS    ---------------------------    TRANSFERS      TRANSFERS
                                       OF DECEMBER        NET                           INTO          OUT OF
                                         31, 2011      INCOME (1)        OCI          LEVEL 3        LEVEL 3
                                       ------------   ------------   ------------   ------------   ------------
ASSETS
 Fixed income securities:
  Corporate                            $        598   $         --   $         --   $         --   $         --
  RMBS                                        2,321             --             --             --         (2,321)
                                       ------------   ------------   ------------   ------------   ------------
   TOTAL RECURRING LEVEL 3 ASSETS      $      2,919   $         --   $         --   $         --   $     (2,321)
                                       ============   ============   ============   ============   ============

LIABILITIES
 Contractholder funds:
  Derivatives embedded in life
   and annuity contracts               $   (506,678)  $    131,054   $         --   $         --   $         --
                                       ------------   ------------   ------------   ------------   ------------
  TOTAL RECURRING LEVEL 3
   LIABILITIES                         $   (506,678)  $    131,054   $         --   $         --   $         --
                                       ============   ============   ============   ============   ============

                                                                                                    BALANCE AS
                                                                                                    OF DECEMBER
                                        PURCHASES        SALES          ISSUES      SETTLEMENTS      31, 2012
                                       ------------   ------------   ------------   ------------   ------------
ASSETS
 Fixed income securities:
  Corporate                            $         --   $         --   $         --   $       (286)  $        312
  RMBS                                           --             --             --             --             --
                                       ------------   ------------   ------------   ------------   ------------
   TOTAL RECURRING LEVEL 3 ASSETS      $         --   $         --   $         --   $       (286)  $        312
                                       ============   ============   ============   ============   ============
LIABILITIES
 Contractholder funds:
  Derivatives embedded in life
   and annuity contracts               $         --   $         --   $    (11,024)  $     71,722   $   (314,926)
                                       ------------   ------------   ------------   ------------   ------------
  TOTAL RECURRING LEVEL 3
   LIABILITIES                         $         --   $         --   $    (11,024)  $     71,722   $   (314,926)
                                       ============   ============   ============   ============   ============

----------
(1) The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits. These amounts are ceded in accordance with the Company's reinsurance agreements.

     The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

($ IN THOUSANDS)                                               TOTAL GAINS (LOSSES)
                                                                  INCLUDED IN:
                                           BALANCE AS     -------------------------------      TRANSFERS        TRANSFERS
                                           OF DECEMBER          NET                              INTO            OUT OF
                                            31, 2010        INCOME (1)           OCI            LEVEL 3          LEVEL 3
                                         --------------   --------------   --------------   --------------   --------------
ASSETS
 Fixed income securities:
  Corporate                              $          852   $           --   $          199   $           --   $      (10,199)
  RMBS                                            6,880               (4)            (108)              --           (3,577)
  CMBS                                            1,916               --              (49)              --           (1,867)
                                         --------------   --------------   --------------   --------------   --------------
   TOTAL RECURRING LEVEL 3 ASSETS        $        9,648   $           (4)  $           42   $           --   $      (15,643)
                                         ==============   ==============   ==============   ==============   ==============

LIABILITIES
 Contractholder funds:
  Derivatives embedded in life
   and annuity contracts                 $     (494,149)  $     (110,951)  $           --   $           --   $           --
                                         --------------   --------------   --------------   --------------   --------------
  TOTAL RECURRING LEVEL 3 LIABILITIES    $     (494,149)  $     (110,951)  $           --   $           --   $           --
                                         ==============   ==============   ==============   ==============   ==============

                                                                                                               BALANCE AS
                                                                                                               OF DECEMBER
                                            PURCHASES          SALES           ISSUES        SETTLEMENTS        31, 2011
                                         --------------   --------------   --------------   --------------   --------------
ASSETS
  Fixed income securities:
   Corporate                             $       10,000   $           --   $           --   $         (254)  $          598
   RMBS                                              --               --               --             (870)           2,321
   CMBS                                              --               --               --               --               --
                                         --------------   --------------   --------------   --------------   --------------
    TOTAL RECURRING LEVEL 3 ASSETS       $       10,000   $           --   $           --   $       (1,124)  $        2,919
                                         ==============   ==============   ==============   ==============   ==============

LIABILITIES
  Contractholder funds:
   Derivatives embedded in life
    and annuity contracts                $           --     $         --   $      (55,559)  $      153,981   $     (506,678)
                                         --------------   --------------   --------------   --------------   --------------
   TOTAL RECURRING LEVEL 3 LIABILITIES   $           --     $         --   $      (55,559)  $      153,981   $     (506,678)
                                         ==============   ==============   ==============   ==============   ==============

----------
(1) The amount attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $(106.6) million in interest credited to contractholder funds and $(4.3) million in contract benefits. These amounts are ceded in accordance with the Company's reinsurance agreements.

     The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.

($ IN THOUSANDS)                               TOTAL GAINS (LOSSES)
                                                   INCLUDED IN:
                             BALANCE AS OF  --------------------------  PURCHASES,SALES,    TRANSFERS     TRANSFERS   BALANCE AS OF
                               DECEMBER         NET                       ISSUES AND          INTO         OUT OF      DECEMBER 31,
                               31, 2009      INCOME (1)        OCI      SETTLEMENTS, NET     LEVEL 3       LEVEL 3        2010
                             -------------  ------------  ------------  ----------------  ------------  ------------  -------------
ASSETS
  Fixed income securities:
    Corporate                $       1,089  $         (1) $         --  $          7,740  $         --  $     (7,976) $         852
    RMBS                                --           (17)          131             9,459            --        (2,693)         6,880
    CMBS                             1,158            --           758                --            --            --          1,916
                             -------------  ------------  ------------  ----------------  ------------  ------------  -------------
  TOTAL RECURRING LEVEL 3
    ASSETS                   $       2,247  $        (18) $        889  $         17,199  $         --  $    (10,669) $       9,648
                             =============  ============  ============  ================  ============  ============  =============

LIABILITIES
  Contractholder funds:
  Derivatives embedded in
   life and annuity
   contracts                 $     (15,526) $     (4,877) $       --    $           --    $   (473,746) $       --    $    (494,149)
                             -------------  ------------  ------------  ----------------  ------------  ------------  -------------
  TOTAL RECURRING LEVEL 3
    LIABILITIES              $     (15,526) $     (4,877) $       --    $           --    $   (473,746) $       --    $    (494,149)
                             =============  ============  ============  ================  ============  ============  =============

----------
(1) The amount attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

     Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

     There were no transfers between Level 1 and Level 2 during 2012, 2011 or 2010.

     During 2011, certain RMBS and CMBS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets. When transferring these securities into Level 2, the Company did not change the source of fair value estimates or modify the estimates received from independent third-party valuation service providers or the internal valuation approach. Accordingly, for securities included within this group, there was no change in fair value in conjunction with the transfer resulting in a realized or unrealized gain or loss.

     During 2011, a corporate fixed income security was transferred into Level 2 from Level 3 due to a change in the valuation model to use primarily market observable inputs. Transfers out of Level 3 during 2012, 2011 and 2010 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

     Transfers into Level 3 during 2010 also included derivatives embedded in equity-indexed life and annuity contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.

     The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

        ($ IN THOUSANDS)                                    2012          2011          2010
                                                        ------------  ------------  ------------
        ASSETS
          Fixed income securities:
            Corporate                                   $         --  $         (2) $         (2)
            RMBS                                                  --            (5)          (11)
            CMBS                                                  --            --            (1)
                                                        ------------  ------------  ------------
              TOTAL RECURRING LEVEL 3 ASSETS            $         --  $         (7) $        (14)
                                                        ============  ============  ============

        LIABILITIES
          Contractholder funds:
            Derivatives embedded in life and annuity
              contracts                                 $    131,054  $   (110,951) $     (4,877)
                                                        ------------  ------------  ------------
              TOTAL RECURRING LEVEL 3 LIABILITIES       $    131,054  $   (110,951) $     (4,877)
                                                        ============  ============  ============

     The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. The amounts attributable to fixed income securities are reported in net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as follows:
$125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits in 2012, $(106.6) million in interest credited to contractholder funds and $(4.3) million in contract benefits in 2011, and $(4.9) million in contract benefits in 2010. These amounts are ceded in accordance with the Company's reinsurance agreements.

     As of December 31, 2012 and 2011, financial instruments not carried at fair value included contractholder funds on investment contracts. The carrying value and fair value of contractholder funds on investment contracts were $9.16 billion and $9.14 billion, respectively, as of December 31, 2012 and were $10.66 billion and $10.33 billion, respectively, as of December 31, 2011. The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk. The fair value measurements for contractholder funds on investment contracts are categorized as Level 3.

6. DERIVATIVE FINANCIAL INSTRUMENTS

     The Company has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company's embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders, and guaranteed minimum accumulation and withdrawal benefits in variable annuity contracts. The Company does not use derivatives for speculative purposes.

     The following table provides a summary of the volume and fair value positions of embedded derivative financial instruments. None of these derivatives are designated as accounting hedging instruments and all are gross liabilities reported in contractholder funds.

  ($ IN THOUSANDS)                                      DECEMBER 31, 2012            DECEMBER 31, 2011
                                                    --------------------------  --------------------------
                                                      VOLUME -                    VOLUME -
                                                      NOTIONAL        FAIR        NOTIONAL        FAIR
                                                       AMOUNT         VALUE        AMOUNT         VALUE
                                                    ------------  ------------  ------------  ------------
  Equity-indexed and forward starting options in
    life and annuity product contracts              $  3,098,496  $   (295,305) $  3,620,132  $   (481,930)
  Guaranteed accumulation benefits                       174,791       (18,047)      202,908       (22,454)
  Guaranteed withdrawal benefits                          25,186        (1,574)       27,740        (2,294)
                                                    ------------  ------------  ------------  ------------
  TOTAL DERIVATIVES                                 $  3,298,473  $   (314,926) $  3,850,780  $   (506,678)
                                                    ============  ============  ============  ============

     Gains and losses from valuation and settlements of embedded derivative financial instruments were reported as $186.6 million in interest credited to contractholder funds and $5.1 million in contract benefits in 2012, and $(8.2) million in interest credited to contractholder funds and $(4.3) million in contract benefits in 2011, which in turn were ceded to ALIC.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments as of December 31, 2012 or 2011.

7. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     As of December 31, the reserve for life-contingent contract benefits consists of the following:

          ($ IN THOUSANDS)                                              2012           2011
                                                                    ------------   ------------
          Traditional life insurance                                $  1,519,650   $  1,425,848
          Immediate fixed annuities                                      677,986        671,275
          Accident and health insurance                                1,217,648      1,092,791
          Other                                                            9,395          9,576
                                                                    ------------   ------------
            Total reserve for life-contingent contract benefits     $  3,424,679   $  3,199,490
                                                                    ============   ============

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

           PRODUCT                          MORTALITY                      INTEREST RATE               ESTIMATION METHOD
-----------------------------  -----------------------------------  ----------------------------  ----------------------------
Traditional life insurance     Actual company experience plus       Interest rate assumptions     Net level premium reserve
                               loading                              range from 4.0% to 8.0%       method using the Company's
                                                                                                  withdrawal experience rates;
                                                                                                  includes reserves for unpaid
                                                                                                  claims

Immediate fixed annuities      1983 individual annuity mortality    Interest rate assumptions     Present value of expected
                               table with internal modifications;   range from 1.3% to 8.8%       future benefits based on
                               1983 individual annuity mortality                                  historical experience
                               table; Annuity 2000 mortality
                               table with internal modifications

Accident and health insurance  Actual company experience plus       Interest rate assumptions     Unearned premium; additional
                               loading                              range from 4.0% to 5.3%       contract reserves for
                                                                                                  mortality risk and unpaid
                                                                                                  claims
Other:

  Variable annuity             Annuity 2000 mortality table         Interest rate assumptions     Projected benefit ratio
  guaranteed minimum death     with internal modifications          range from 4.0% to 5.8%       applied to cumulative
  benefits                                                                                        assessments

     As of December 31, contractholder funds consist of the following:

          ($ IN THOUSANDS)                           2012             2011
                                                --------------   --------------
          Interest-sensitive life insurance     $    4,814,410   $    4,556,892
          Investment contracts:
            Fixed annuities                          9,201,641       10,709,817
            Other investment contracts                 239,793          222,915
                                                --------------   --------------
              Total contractholder funds        $   14,255,844   $   15,489,624
                                                ==============   ==============

     The following table highlights the key contract provisions relating to contractholder funds:

              PRODUCT                                INTEREST RATE                        WITHDRAWAL/SURRENDER CHARGES
-------------------------------------   ------------------------------------------   --------------------------------------
Interest-sensitive life insurance       Interest rates credited range from 0%        Either a percentage of account balance
                                        to 11.0% for equity-indexed life             or dollar amount grading off generally
                                        (whose returns are indexed to the S&P        over 20 years
                                        500) and 2.0% to 6.0% for all other
                                        products

Fixed annuities                         Interest rates credited range from 0%        Either a declining or a level
                                        to 8.8% for immediate annuities; 0%          percentage charge generally over ten
                                        to 7.0% for equity-indexed annuities         years or less. Additionally,
                                        (whose returns are indexed to the S&P        approximately 18.2% of fixed annuities
                                        500); and 1.0% to 5.9% for all other         are subject to market value adjustment
                                        products                                     for discretionary withdrawals.

Other investment contracts:
  Guaranteed minimum income,            Interest rates used in establishing          Withdrawal and surrender charges are
  accumulation and withdrawal           reserves range from 1.7% to 10.3%            based on the terms of the related
  benefits on variable and fixed                                                     interest-sensitive life insurance or
  annuities and secondary                                                            fixed annuity contract
  guarantees on interest-sensitive
  life insurance and fixed
  annuities

     Contractholder funds activity for the years ended December 31 is as follows:

          ($ IN THOUSANDS)                              2012             2011
                                                   --------------   --------------
          Balance, beginning of year               $   15,489,624   $   17,247,071
          Deposits                                      1,070,374        1,007,316
          Interest credited                               406,805          576,331
          Benefits                                       (473,329)        (459,991)
          Surrenders and partial withdrawals           (1,703,966)      (2,412,295)
          Contract charges                               (558,519)        (513,068)
          Net transfers from separate accounts             16,463           18,935
          Other adjustments                                 8,392           25,325
                                                   --------------   --------------
          Balance, end of year                     $   14,255,844   $   15,489,624
                                                   ==============   ==============

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

     ($ IN MILLIONS)                                                                  DECEMBER 31,
                                                                              ---------------------------
                                                                                  2012           2011
                                                                              ------------   ------------
     IN THE EVENT OF DEATH
      Separate account value                                                  $      926.1   $    1,032.7
      Net amount at risk (1)                                                  $      101.6   $      149.5
      Average attained age of contractholders                                     59 years       58 years

     AT ANNUITIZATION (INCLUDES INCOME BENEFIT GUARANTEES)
      Separate account value                                                  $      168.1   $      184.9
      Net amount at risk (2)                                                  $       29.6   $       45.1
      Weighted average waiting period until annuitization options available         1 year        2 years

     FOR CUMULATIVE PERIODIC WITHDRAWALS
      Separate account value                                                  $       24.8   $       27.5
      Net amount at risk (3)                                                  $        0.2   $        0.4

     ACCUMULATION AT SPECIFIED DATES
      Separate account value                                                  $      172.0   $      198.1
      Net amount at risk (4)                                                  $       13.7   $       21.5
      Weighted average waiting period until guarantee date                         7 years        8 years

----------
(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     As of December 31, 2012, liabilities for guarantees included reserves for variable annuity death benefits of $9.4 million, variable annuity income benefits of $19.5 million, variable annuity accumulation benefits of $18.0 million, variable annuity withdrawal benefits of $1.6 million and interest-sensitive life and fixed annuity guarantees of $200.7 million. As of December 31, 2011, liabilities for guarantees included reserves for variable annuity death benefits of $9.6 million, variable annuity income benefits of $16.0 million, variable annuity accumulation benefits of $22.4 million, variable annuity withdrawal benefits of $2.3 million and interest-sensitive life and fixed annuity guarantees of $181.6 million.

8. REINSURANCE

     The Company has reinsurance agreements under which it reinsures all of its business to ALIC, LB Re or non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies under coinsurance agreements to a pool of twelve non-affiliated reinsurers.

     As of December 31, 2012, 87.9% of the total reinsurance recoverables were related to ALIC and 12.1% were related to non-affiliated reinsurers. As of both December 31, 2012 and 2011, 98% of the Company's non-affiliated reinsurance recoverables are due from companies rated A- or better by S&P.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ IN THOUSANDS)                                             2012             2011             2010
                                                        --------------   --------------   --------------
Direct                                                  $    1,298,864   $    1,266,264   $    1,228,272
Assumed                                                          6,784            7,057            7,465
Ceded:
  Affiliate                                                   (908,459)        (833,149)        (782,113)
  Non-affiliate                                               (397,189)        (440,172)        (453,624)
                                                        --------------   --------------   --------------
Premiums and contract charges, net of reinsurance       $           --   $           --   $           --
                                                        ==============   ==============   ==============

     The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:

($ IN THOUSANDS)                                             2012             2011             2010
                                                        --------------   --------------   --------------
Direct                                                  $    1,882,714   $    1,893,124   $    2,186,031
Assumed                                                          9,167            7,337            8,153
Ceded:
  Affiliate                                                 (1,369,305)      (1,408,953)      (1,683,487)
  Non-affiliate                                               (522,576)        (491,508)        (510,697)
                                                        --------------   --------------   --------------
Interest credited to contractholder funds, contract
  benefits and expenses, net of reinsurance             $           --   $           --   $           --
                                                        ==============   ==============   ==============

9. GUARANTEES AND CONTINGENT LIABILITIES

GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2012.

REGULATION AND COMPLIANCE

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

     The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company's practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the financial statements of the Company.

10. INCOME TAXES

     The Company joins the Corporation and its other subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company also has a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2009 and 2010 federal income tax returns. The IRS has completed its examinations of the Allstate Group's federal income tax returns for 2005-2006 and 2007-2008 and the cases are under consideration at the IRS Appeals Office. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The Company had no liability for unrecognized tax benefits as of December 31, 2012 or 2011, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities as of December 31 are as follows:

               ($ IN THOUSANDS)                         2012         2011
                                                     ----------   ----------
               DEFERRED ASSETS
               Tax credit carryforwards              $       --   $       10
                                                     ----------   ----------
                      Total deferred assets                  --           10
                                                     ----------   ----------

               DEFERRED LIABILITIES
               Unrealized net capital gains              (7,433)      (7,299)
               Other liabilities                           (557)        (440)
                                                     ----------   ----------
                      Total deferred liabilities         (7,990)      (7,739)
                                                     ----------   ----------
                         Net deferred liability      $   (7,990)  $   (7,729)
                                                     ==========   ==========


     The components of income tax expense for the years ended December 31 are as follows:

             ($ IN THOUSANDS)                   2012         2011         2010
                                             ----------   ----------   ----------
             Current                         $    4,145   $    4,802   $    4,386
             Deferred                               128           59           65
                                             ----------   ----------   ----------
                Total income tax expense     $    4,273   $    4,861   $    4,451
                                             ==========   ==========   ==========

     The Company paid income taxes of $4.8 million, $4.4 million and $4.7 million in 2012, 2011 and 2010, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                   2012         2011         2010
                                                ----------   ----------   ----------
          Statutory federal income tax rate           35.0%        35.0%        35.0%
          Other                                         --         (0.1)        (0.1)
                                                ----------   ----------   ----------
          Effective income tax rate                   35.0%        34.9%        34.9%
                                                ==========   ==========   ==========

11. STATUTORY FINANCIAL INFORMATION AND DIVIDEND LIMITATIONS

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     The State of Nebraska requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska Insurance Commissioner. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

     Statutory net income was $8.5 million, $8.6 million and $8.7 million in 2012, 2011 and 2010, respectively. Statutory capital and surplus was $323.9 million and $319.5 million as of December 31, 2012 and 2011, respectively.

DIVIDEND LIMITATIONS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the Nebraska Department of Insurance ("NE DOI") is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The Company did not pay any dividends in 2012. The maximum amount of dividends the Company can pay without prior NE DOI approval during 2013 is $32.4 million. Any dividend must be paid out of unassigned surplus, which totaled $150.7 million as of December 31, 2012, and cannot result in capital and surplus being less than the minimum amount required by law. All state insurance regulators have adopted risk-based capital ("RBC") requirements developed by the NAIC. Maintaining statutory capital and surplus at a level in excess of the company action level allows the insurance company to avoid RBC regulatory action. The Company's total statutory capital and surplus exceeds its company action level RBC as of December 31, 2012.

12. OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ IN THOUSANDS)                                                                            2012
                                                                           ------------------------------------
                                                                                                       AFTER-
                                                                            PRE-TAX         TAX         TAX
                                                                           ----------   ----------   ----------
Unrealized net holding gains arising during the period                     $      977   $     (343)  $      634
Less: reclassification adjustment of realized capital gains and losses            596         (209)         387
                                                                           ----------   ----------   ----------
Unrealized net capital gains and losses                                           381         (134)         247
                                                                           ----------   ----------   ----------
Other comprehensive income                                                 $      381   $     (134)  $      247
                                                                           ==========   ==========   ==========

                                                                                            2011
                                                                           ------------------------------------
                                                                                                       AFTER-
                                                                            PRE-TAX         TAX         TAX
                                                                           ----------   ----------   ----------
Unrealized net holding gains arising during the period                     $    7,322   $   (2,562)  $    4,760
Less: reclassification adjustment of realized capital gains and losses          2,075         (726)       1,349
                                                                           ----------   ----------   ----------
Unrealized net capital gains and losses                                         5,247       (1,836)       3,411
                                                                           ----------   ----------   ----------
Other comprehensive income                                                 $    5,247   $   (1,836)  $    3,411
                                                                           ==========   ==========   ==========

                                                                                            2010
                                                                           ------------------------------------
                                                                                                       AFTER-
                                                                            PRE-TAX        TAX          TAX
                                                                           ----------   ----------   ----------
Unrealized net holding losses arising during the period                    $    7,746   $   (2,711)  $    5,035
Less: reclassification adjustment of realized capital gains and losses            694         (243)         451
                                                                           ----------   ----------   ----------
Unrealized net capital gains and losses                                         7,052       (2,468)       4,584
                                                                           ----------   ----------   ----------
Other comprehensive income                                                 $    7,052   $   (2,468)  $    4,584
                                                                           ==========   ==========   ==========

                          LINCOLN BENEFIT LIFE COMPANY
                      SCHEDULE I - SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2012

($ IN THOUSANDS)
                                                                                                            AMOUNT AT
                                                                                                           WHICH SHOWN
                                                                            AMORTIZED       FAIR             IN THE
                                                                              COST          VALUE         BALANCE SHEET
                                                                       --------------   --------------   --------------
TYPE OF INVESTMENT
Fixed maturities:
  Bonds:
    United States government, government agencies and authorities      $       86,428   $       92,087   $       92,087
    States, municipalities and political subdivisions                           2,499            2,900            2,900
    Foreign governments                                                         4,999            5,264            5,264
    Public utilities                                                           16,955           19,127           19,127
    All other corporate bonds                                                 161,869          172,841          172,841
  Residential mortgage-backed securities                                       28,239           29,737           29,737
  Commercial mortgage-backed securities                                         8,335            8,603            8,603
                                                                       --------------   --------------   --------------
    Total fixed maturities                                                    309,324          330,559          330,559

Short-term investments                                                         24,202           24,203           24,203
                                                                       --------------   --------------   --------------
    Total investments                                                  $      333,526   $      354,762   $      354,762
                                                                       ==============   ==============   ==============

                          LINCOLN BENEFIT LIFE COMPANY
                           SCHEDULE IV - REINSURANCE

($ IN THOUSANDS)                                                                                             PERCENTAGE
                                                           CEDED TO          ASSUMED                          OF AMOUNT
                                            GROSS            OTHER         FROM OTHER           NET            ASSUMED
                                           AMOUNT        COMPANIES (1)      COMPANIES         AMOUNT           TO NET
                                       --------------   --------------   --------------   --------------   --------------
YEAR ENDED DECEMBER 31, 2012
Life insurance in force                $  378,467,115   $  384,205,939   $    5,738,824   $           --               --%
                                       ==============   ==============   ==============   ==============

Premiums and contract charges:
  Life and annuities                   $    1,201,592   $    1,208,376   $        6,784   $           --               --%
  Accident and health insurance                97,272           97,272               --               --               --%
                                       --------------   --------------   --------------   --------------
                                       $    1,298,864   $    1,305,648   $        6,784   $           --               --%
                                       ==============   ==============   ==============   ==============

YEAR ENDED DECEMBER 31, 2011
Life insurance in force                $  364,469,564   $  370,439,179   $    5,969,615   $           --               --%
                                       ==============   ==============   ==============   ==============

Premiums and contract charges:
  Life and annuities                   $    1,156,434   $    1,163,491   $        7,057   $           --               --%
  Accident and health insurance               109,830          109,830               --               --               --%
                                       --------------   --------------   --------------   --------------
                                       $    1,266,264   $    1,273,321   $        7,057   $           --               --%
                                       ==============   ==============   ==============   ==============

YEAR ENDED DECEMBER 31, 2010
Life insurance in force                $  358,242,997   $  364,544,022   $    6,301,025   $           --               --%
                                       ==============   ==============   ==============   ==============

Premiums and contract charges:
  Life and annuities                   $    1,111,971   $    1,119,436   $        7,465   $           --               --%
  Accident and health insurance               116,301          116,301               --               --               --%
                                       --------------   --------------   --------------   --------------
                                       $    1,228,272   $    1,235,737   $        7,465   $           --               --%
                                       ==============   ==============   ==============   ==============

----------
(1) No reinsurance or coinsurance income was netted against premiums ceded in 2012, 2011 or 2010.

                                    PART C
                               OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part A of the Registration
Statement:

None

The following financial statements are included in Part B of the Registration
Statement:

The financial statements and the related financial statement schedules for Lincoln Benefit Life Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, and related financial statement schedules.

The financial statements of the sub-accounts comprising the Separate Account as of December 31, 2012, and for each of the years in the two-year period then ended.

The following financial statements are included in Part C of the Registration
Statement:

None

(b) Exhibits


(1) Resolution of the Board of Directors of Lincoln Benefit
    Life Company authorizing the establishment of the Lincoln
    Benefit

    Life Variable Annuity Account                                             (2)

(2) Custody Agreements                                           (not applicable)

(3) (a) Principal Underwriting Agreement by and among Lincoln
        Benefit Life Company and Allstate Distributors, LLC
        (ALFS, Inc., merged with and into Allstate
        Distributors, LLC effective September 1, 2011)
        effective November 25, 1998. (Variable Annuity Account).              (3)

    (b) Amended and Restated Principal Underwriting Agreement
        between Lincoln Benefit Life Company and Allstate
        Distributors, LLC (ALFS, Inc. merged with and into
        Allstate Distributors, LLC effective September 1, 2011)
        effective June 1, 2006.                                              (14)

    (c) Selling Agreement between Lincoln Benefit Life Company,
        Allstate Distributors, LLC (ALFS, Inc., f/k/a Allstate
        Financial Services, Inc., merged with and into Allstate
        Distributors, LLC effective September 1, 2011) and
        Allstate Financial Services, LLC (f/k/a LSA Securities,
        Inc.) effective August 2, 1999. Incorporated herein by
        reference to Exhibit 10.8 to Allstate Life Insurance
        Company's Annual Report on Form 10-K for 2003. (SEC
        File No. 000-31248)                                                  (15)

    (e) Assignment & Delegation of Administrative Services
        Agreements, Underwriting Agreements, and Selling
        Agreements between ALFS, Inc. and Allstate Life
        Insurance Company, Allstate Life Insurance Company of
        New York, Charter National Life Insurance Company,
        Intramerica Life Insurance Company, Allstate
        Distributors, LLC, Allstate Financial Services, LLC &
        Lincoln Benefit Life Company entered into on September
        1, 2011.                                                             (16)

(4) (a) Consultant Solutions Classic Variable Annuity Contract               (10)

    (b) Consultant Solutions Elite Variable Annuity Contract                 (10)

    (c) Consultant Solutions Plus Variable Annuity Contract                  (10)

    (d) Consultant Solutions Select Variable Annuity Contract                (10)

    (e) Accumulation Benefit Rider                                           (10)

    (f) MAV Rider                                                            (11)

    (g) Annual Increase Rider                                                (10)

    (h) Enhanced Earnings Rider                                              (10)

    (i) Income Protection Rider                                              (10)

    (j) Annuity Loan Rider                                                   (10)

    (k) Grantor Trust Rider                                                  (10)

    (l) Charitable Remainder Trust Rider                                     (10)

    (m) Unisex Rider                                                         (11)

    (n) Waiver of Charges Rider                                              (10)

    (o) Joint Annuitants Rider                                               (10)

    (p) Spousal Benefit Rider                                                (11)

    (q) Withdrawal Benefit Rider                                             (11)

(5) Application for Contract                                                 (10)

(6) Depositor--Corporate Documents

    (a) Articles of Incorporation of Lincoln Benefit Life
    Company, as amended                                                       (1)

    (b) By-Laws of Lincoln Benefit Life Company                               (1)

(7)

    (a) Reinsurance Contract                                                  (2)


     (b) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The

         Prudential Insurance Company of America dated June 1, 2006                                                      (12)

(8)      Participation Agreements:

     (a) Form of Participation Agreement among Lincoln Benefit Life Company,

         The Universal Institutional Funds, Inc. and Miller Anderson & Sherrerd, LLP                                      (5)

     (b) Form of Participation Agreement among PIMCO Variable Insurance Trust,

         Lincoln Benefit Life Company and PIMCO Funds Distributor LLC                                                     (5)

     (c) Form of Participation Agreement between Salomon Brothers Variable

         Series Funds Inc., and Salomon Brothers Asset Management Inc                                                     (5)

     (d) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series
         Trust                                                                                                            (6)

     (e) (1) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation
         Trust                                                                                                            (5)

     (e) (2) Amendment to Participation Agreement Among OCC Accumulation

         Trust, OCC Distributors, and Lincoln Benefit Life Company                                                        (7)

     (f) Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company                         (1)

     (g) Participation Agreement among Lincoln Benefit Life Company,

         Variable Insurance Products Fund and Fidelity Distributors Corporation                                           (1)

     (h) Participation Agreement among Lincoln Benefit Life Company,

         Variable Insurance Products Fund II and Fidelity Distributors Corporation                                        (1)

     (i) Form of Participation Agreement among MFS Variable Insurance Trust,

         Lincoln Benefit Life Company, and Massachusetts Financial Services

         Company                                                                                                          (1)

     (j) Participation Agreement among the Alger American Fund, Lincoln

         Benefit Life Company and Fred Alger and Company, Incorporated                                                    (1)

     (k) Form of Participation Agreement among Lincoln Benefit Life Company,

         T. Rowe Price Equity Series, Inc., T. Rowe Price International

         Series, Inc., and T. Rowe Price Investment Services, Inc                                                         (1)

     (l) Form of Participation Agreement among Rydex Variable Trust, Padco

         Financial Services, and Lincoln Benefit Life Company                                                             (7)

     (m) Fund Participation Agreement between Lincoln Benefit Life Company,

         Scudder Variable Insurance Trust, and Deutsche Asset Management, Inc                                             (9)

     (n) Form of Participation Agreement among AIM Variable Insurance Funds, Inc.,

         AIM Distributors, Inc., and Lincoln Benefit Life Company                                                         (8)

     (o) Form of Participation Agreement among Van Kampen Investment Trust,

         Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Lincoln Benefit Life Company                      (8)

     (p) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life
         Company                                                                                                          (8)

     (q) Form of Participation Agreement among Panorama Series Fund, Inc.,

         OppenheimerFunds, Inc., and Lincoln Benefit Life Company                                                         (8)

     (r) Form of Participation Agreement among Oppenheimer Variable

         Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company                                          (8)

     (s) Form of Participation Agreement among Putnam Variable Trust,

         Putnam Retail Management, Inc., and Lincoln Benefit Life Company                                                 (8)

     (t) Form of Participation Agreement among Van Eck Worldwide Insurance

         Trust, Van Eck Securities Corporation, Van Eck Associates

         Corporation, and Lincoln Benefit Life Company                                                                   (10)

(9)  Opinion and Consent of Counsel                                                                                      (13)

(10) Consent of Independent Registered Public Accounting Firm                                                (filed herewith)

(11) Financial Statements Omitted from Item 23                                                               (not applicable)

(12) Initial Capitalization Agreement                                                                        (not applicable)

(99) Powers of Attorney for Anurag Chandra, Don Civgin, Lawrence W. Dahl, Angela K. Fontana, Wilford J.
     Kavanaugh, Jesse E. Merten, and Samuel H. Pilch. Filed herewith.

(1)Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998

(2)Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

(3)Incorporated herein by reference to Exhibit 10.7 to Lincoln Benefit Life Company's Quarterly Report on Form 10-Q for quarter ended June 30, 2002. (SEC File No. 333-59765).

(4)Post-Effective Amendment No. 3 to Registration statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed April 1, 1999.

(5)Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

(6)Pre-effective Amendment No. 1 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

(7)Post-Effective Amendment No. 2 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

(8)Post-Effective Amendment on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-61146, Filed August 8, 2001.

(9)Incorporated by reference from Registration Statement on Form N-6 for Lincoln Benefit Life Variable Life Account, File No. 333-100132, 811-7972, Filed September 27, 2002.

(10)Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, Filed October 14, 2003

(11)Post-Effective Amendment No. 4 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, filed February 18, 2005.

(12)Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, File No. 333-141909, filed June 20, 2007.

(13)Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688 and 811-7924, filed April 24, 2009.

(14)Incorporated herein by reference to Exhibit 10.1 to Lincoln Benefit Life Company's Current Report on Form 8-K filed December 20, 2007. (SEC File No. 333-59765).

(15)Incorporated herein by reference to Exhibit 10.8 to Allstate Life Insurance Company's Annual Report on Form 10-K for 2003. (SEC File No. 000-31248).

(16)Incorporated herein by reference to Exhibit 10.1 to Allstate Life Insurance Company's Current Report on Form 8-K filed September 1, 2011. (SEC File No. 000-31248).

ITEM 25.DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506.

NAME                        POSITION/OFFICE WITH DEPOSITOR
----                        --------------------------------------------------------------------------
Don Civgin................. Director, Chairman of the Board and Chief Executive Officer
Lawrence W. Dahl........... Director, President and Chief Operating Officer
Anurag Chandra............. Director and Executive Vice President
Jesse E. Merten............ Director, Senior Vice President and Chief Financial Officer
Angela K. Fontana.......... Director, Vice President, General Counsel and Secretary
Judith P. Greffin.......... Executive Vice President
Wilford J. Kavanaugh....... Director and Senior Vice President
Samuel H. Pilch............ Senior Group Vice President and Controller
P. Kelly Noll.............. Senior Vice President and Chief Privacy Officer
D. Scott Harper............ Senior Vice President and Assistant Treasurer
Jeffrey J. McRae........... Senior Vice President and Assistant Treasurer
Harry R. Miller............ Senior Vice President and Chief Risk Officer
Mario Rizzo................ Senior Vice President and Treasurer
Errol Cramer............... Vice President and Appointed Actuary
Sarah R. Donahue........... Vice President
Lisa J. Flanary............ Vice President
Atif J. Ijaz............... Vice President
Robert E. Transon.......... Vice President
William F. Emmons.......... Assistant Secretary
Mary J. McGinn............. Assistant Secretary
Fred Amos.................. Associate Vice President
Robert W. Birman........... Associate Vice President
John Boudreau.............. Associate Vice President
Debbie L. Grenemeier....... Associate Vice President
Richard O'Brien............ Associate Vice President
Barb Raymond............... Associate Vice President
Robert L. Vance............ Associate Vice President
Dean M. Way................ Associate Vice President and Illustration Actuary
Jeanette Wellsandt......... Associate Vice President
Tracy M. Kirchhoff......... Chief Compliance Officer

ITEM 26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR
        REGISTRANT

See Annual Report on Form 10-K of The Allstate Corporation, File No. 001-11840, filed February 20, 2013.

ITEM 27.NUMBER OF CONTRACT OWNERS

As of February 28, 2013, there were 5,703 Qualified Contract Owners and 1,637 Non-Qualified Contract Owners.

ITEM 28.INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

The By-Laws of Allstate Distributors, LLC (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract Owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.PRINCIPAL UNDERWRITER

Allstate Distributors, LLC ("ADLLC") serves as distributor for the Registrant. ADLLC also serves as distributor for the Lincoln Benefit Life Variable Life Account, which is another separate account of Lincoln Benefit. In addition, ADLLC serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ADLLC and Lincoln Benefit:

Allstate Financial Advisors Separate Account I, Allstate Life Variable Life Separate Account A, Allstate Life of New York Separate Account A, Allstate Life of New York Variable Life Separate Account A, Charter National Variable Annuity Account, Intramerica Variable Annuity Account.

The following are the directors and officers of ADLLC. Their principal business address is 3100 Sanders Road, Northbrook, IL 60062.

 Name and Principal Business Address*
 of Each Such Person                     Positions and Offices with Underwriter
 ------------------------------------    --------------------------------------
 Wilford J. Kavanaugh                    Manager and Chairman of the Board
 Lisa J. Flanary                         Manager and President
 Angela K. Fontana                       Manager and Assistant Secretary
 Richard Eells                           Senior Vice President
 Stanley G. Shelley                      Senior Vice President
 Mark Sutton                             Senior Vice President
 P. Kelly Noll                           Senior Vice President and Chief
                                         Privacy Officer
 Marian Goll                             Vice President and Treasurer
 Sarah R. Donahue                        Vice President
 Maribel V. Gerstner                     Manager and Vice President
 D. Scott Harper                         Senior Vice President and Assistant
                                         Treasurer
 Jeffrey J. McRae                        Senior Vice President and Assistant
                                         Treasurer
 Allen R. Reed                           Vice President, General Counsel and
                                         Secretary
 Mario Rizzo                             Senior Vice President and Assistant
                                         Treasurer
 Dana Goldstein                          Chief Compliance Officer
 Mary J. McGinn                          Assistant Secretary

* The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

(b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

          (1)                  (2)             (3)         (4)         (5)
           ---           ---------------- ------------- ---------- ------------
                         Net Underwriting
   Name of Principal      Discounts and   Compensation  Brokerage
      Underwriter           Commission    on Redemption Commission Compensation
    -----------------    ---------------- ------------- ---------- ------------
 Allstate Distributors,
   LLC..................        0               0           $0          0

ITEM 30.LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

The Principal Underwriter, ADLLC is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31.MANAGEMENT SERVICES None.

ITEM 32.UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

Lincoln Benefit Life Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated
November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

Lincoln Benefit Life Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post Effective Amendment to its registration statement and has duly caused this Post-Effective Amendment to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on April 15, 2013.

                         LINCOLN BENEFIT LIFE VARIABLE
                                ANNUITY ACCOUNT
                                 (Registrant)
                       By: LINCOLN BENEFIT LIFE COMPANY

                      *By:      /s/ Angela K. Fontana
                            ------------------------------
                                  Angela K. Fontana
                              Director, Vice President,
                            General Counsel and Secretary

                            LINCOLN BENEFIT LIFE COMPANY
                                  (Depositor)

                      *By:      /s/ Angela K. Fontana
                            ------------------------------
                                  Angela K. Fontana
                              Director, Vice President,
                            General Counsel and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities indicated on April 15, 2013.

(Signature) (Title)


     */Don Civgin       Director, Chairman of the
----------------------- Board and Chief Executive
      Don Civgin        Officer

  */Lawrence W. Dahl    President, Chief Operating
----------------------- Officer & Director
   Lawrence W. Dahl     (Principal Executive Officer)

*/Wilford J. Kavanaugh  Director and Senior Vice
----------------------- President
 Wilford J. Kavanaugh

  */Jesse E. Merten     Director, Senior Vice
----------------------- President and Chief Financial
   Jesse E. Merten      Officer

/s/ Angela K. Fontana   Director, Vice President,
----------------------- General Counsel and Secretary
  Angela K. Fontana

  */Samuel H. Pilch     Senior Group Vice President &
----------------------- Controller
   Samuel H. Pilch      (Principal Accounting Officer)

*/Anurag Chandra  Director and Executive Vice President
-----------------
 Anurag Chandra

* By Angela K. Fontana, pursuant to Power of Attorney filed herewith.

                               INDEX TO EXHIBITS
                                      FOR
                           POST-EFFECTIVE AMENDMENT

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

EXHIBIT NO. DESCRIPTION
----------- ------------------------------------------------------------------

        10  Consent of Independent Registered Public Accounting Firm

      (99) Powers of Attorney for Anurag Chandra, Don Civgin, Lawrence W. Dahl, Angela K. Fontana, Wilford J. Kavanaugh, Jesse E. Merten, and Samuel H. Pilch.